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======================================================================================================================


                        As filed with the Securities and Exchange Commission on April 27, 2006
                                                                                       Commission File Nos. 333-118368
                                                                                                             811-08664

                                                    UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549
                                                    --------------

                                                       FORM N-4
                                                    --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 6             |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 91                           |X|
                                                    --------------
                                        Jackson National Separate Account - I
                                              (Exact Name of Registrant)
                                                    --------------

                                       Jackson National Life Insurance Company
                                                 (Name of Depositor)

                                       1 Corporate Way, Lansing, Michigan 48951
                                 (Address of Depositor's Principal Executive Offices)

                          Depositor's Telephone Number, including Area Code: (517) 381-5500

                                                Thomas J. Meyer, Esq.
                                 Senior Vice President, Secretary and General Counsel
                                       Jackson National Life Insurance Company
                                                   1 Corporate Way
                                                  Lansing, MI 48951
                                       (Name and Address of Agent for Service)

                                                      Copy to:

                                                 Susan S. Rhee, Esq.
                                     Jackson National Life Insurance Company
                                                   1 Corporate Way
                                                  Lansing, MI 48951


It is proposed that this filing will become effective:

___          immediately upon filing pursuant to paragraph (b)
_X_          on May 1, 2006, pursuant to paragraph (b)
___          60 days after filing pursuant to paragraph (a)(1)
___          on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity
contracts.

                             PERSPECTIVE ADVISORS II

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I




The date of this prospectus is May 1, 2006, which states the information about the separate account, the Contract, and Jackson National you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS, REFLECTING STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated May 1, 2006 that is available upon request without charge. To obtain a copy, contact us at our:


                   ANNUITY SERVICE CENTER
                   P.O. BOX 17240
                   DENVER, COLORADO 80217-0240
                   1-800-766-4683
                   WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.


We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 113. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. "Standard Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

THE CONTRACT MAKES AVAILABLE FOR ALLOCATION FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):



JNL SERIES TRUST
----------------
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Mid-Cap Equity Fund (formerly JNL/FMR Capital Growth Fund)
----------------------------
JNL/Franklin Templeton Income Fund
----------------------------------
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
------------------------------------------
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
--------------------------------
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
   Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/Western High Yield Bond Fund (formerly, JNL/Salomon
--------------------------------
   Brothers High Yield Bond Fund)
JNL/Western Strategic Bond Fund (formerly, JNL/Salomon
-------------------------------
  Brothers Strategic Bond Fund)
JNL/Western U.S. Government & Quality Bond Fund
-----------------------------------------------
  (formerly, JNL/Salomon Brothers U.S. Government & Quality Bond Fund) JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund


JNL VARIABLE FUND LLC
---------------------
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
--------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
--------------------------------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund




HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

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                                TABLE OF CONTENTS

GLOSSARY                                                                                                        2
KEY FACTS                                                                                                       3
FEES AND EXPENSES TABLES                                                                                        4
THE ANNUITY CONTRACT                                                                                            13
JACKSON NATIONAL                                                                                                14
THE FIXED ACCOUNT                                                                                               14
THE SEPARATE ACCOUNT                                                                                            15
INVESTMENT DIVISIONS                                                                                            15
CONTRACT CHARGES                                                                                                23
PURCHASES                                                                                                       36
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS                                                                    38
TELEPHONE AND INTERNET TRANSACTIONS                                                                             40
ACCESS TO YOUR MONEY                                                                                            41
INCOME PAYMENTS (THE INCOME PHASE)                                                                              94
DEATH BENEFIT                                                                                                   98
TAXES                                                                                                           106
OTHER INFORMATION                                                                                               110
PRIVACY POLICY                                                                                                  111
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                                    113
APPENDIX A (about Dow Jones)                                                                                    A-1
APPENDIX B (about Contract Enhancement recapture charges)                                                       B-1
APPENDIX C (GMWB examples)                                                                                      C-1
APPENDIX D                                                                                                      D-1
APPENDIX E (Accumulation Unit Values)                                                                           E-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue date.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------
           ALLOCATION OPTIONS         The Contract makes available
                                      Investment Divisions and a Fixed Account
                                      for allocation of your premium payments
                                      and Contract Value. Allocations to the
                                      Fixed Account may remain for six months,
                                      and we require equal monthly transfers to
                                      the Investment Divisions during the time.
                                      For more information about the Fixed
                                      Account, please see "THE FIXED ACCOUNT"
                                      beginning on page 14. For more information
                                      about the Investment Divisions, please see
                                      "INVESTMENT DIVISIONS" beginning on page
                                      15.
---------- -------------------------- ------------------------------------------
           INVESTMENT PURPOSE         The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract
                                      is designed to provide tax deferral on
                                      your earnings, if it is not issued under a
                                      qualified retirement plan. Qualified plans
                                      confer their own tax deferral. For more
                                      information, please see "TAXES" beginning
                                      on page 106.
---------- -------------------------- ------------------------------------------
           FREE LOOK                  If you change your mind about having
                                      purchased the Contract, you may return it
                                      without penalty. There are conditions and
                                      time and other limitations depending on
                                      where you live. For more information,
                                      please see "FREE LOOK" beginning on page
                                      110.
---------- -------------------------- ------------------------------------------
           PURCHASES                  There are minimum and maximum premium
                                      requirements. You may elect to receive a
                                      credit on your premium payments during the
                                      first Contract Year, subject to fees,
                                      conditions and limitations. For more
                                      information, please see "PURCHASES"
                                      beginning on page 36.
---------- -------------------------- ------------------------------------------
           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      sometimes subject to a charge,
                                      particularly during the early Contract
                                      Years. There are also a number of optional
                                      withdrawal benefits available. For more
                                      information, please see "ACCESS TO YOUR
                                      MONEY" beginning on page 41.
---------- -------------------------- ------------------------------------------
           INCOME PAYMENTS            There are a number of income
                                      options available, including an optional,
                                      guaranteed minimum income benefit. For
                                      more information, please see "INCOME
                                      PAYMENTS (THE INCOME PHASE)" beginning on
                                      page 94.
---------- -------------------------- ------------------------------------------
           DEATH BENEFIT              The Contract has a death benefit
                                      that becomes payable if you die before the
                                      Income Date. There are also a number of
                                      optional death benefits available. For
                                      more information, please see "DEATH
                                      BENEFIT" beginning on page 98.
---------- -------------------------- ------------------------------------------


                             FEE AND EXPENSE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND
FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT
YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN
INVESTMENT OPTIONS.

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                                             OWNER TRANSACTION EXPENSES

      Front End Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------


      Maximum Contract Enhancement Recapture Charge (1) -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     2%

      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------


      Maximum Premium Taxes (2) -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%

      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

      ------ ------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- --------


      Transfer Charge (3) -
             Per transfer after 15 in a Contract Year                                                      $25

      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----------------------------------------------------------------------------------------------------------------------


    (1) The Contract Enhancement (C.E.) is subject to a recapture charge in addition to asset-based charges for specified periods on withdrawals and upon annuitization within the recapture charge schedule or if the Contract is returned during the free look period. Recapture charges are waived, however, upon death and may be waived on required minimum distributions. The recapture charge schedule lasts five years and is the same for the first 24 months:

                                     Completed Years Since Receipt Of Premium -
                                     0        1       2        3        4        5+

         --------------------------- -------- ------- -------- -------- -------- -------
         --------------------------- -------- ------- -------- -------- -------- -------

         2% C.E.                     2%       2%      1.25%    1.25%    0.5%     0

         --------------------------- -------- ------- -------- -------- -------- -------

    (2)   Premium taxes generally range from 0 to 3.5% and vary by state.
    (3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.
    (4) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.



THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS'
FEES AND EXPENSES.

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-------------------------------------------------------------------------------------------------------------

                                             PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (5)                                                       $35

      Separate Account Annual Expenses

              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS             1.65%


      Mortality And Expense Risk Charge                                                            1.50%

      Administration Charge                                                                        0.15%
      -------------------------------------------------------------------------------------------- -------

      -------------------------------------------------------------------------------------------- -------

      Total Separate Account Annual Expenses for Base Contract                                     1.65%

      -------------------------------------------------------------------------------------------- -------

-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------

      OPTIONAL ENDORSEMENTS


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE.  YOU MAY SELECT ONE OF EACH
      GROUPING BELOW. (6)


      ------------------------------------------------------------------------------------------- --------

      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (7)                       0.45%

      ------------------------------------------------------------------------------------------- --------

       ------------------------------------------------------------------------------------------- --------

      2% Contract Enhancement Maximum Annual Charge (8)                                           0.395%

      ------------------------------------------------------------------------------------------- --------

      ------------------------------------------------------------------------------------------- --------

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuard")(9)           0.60%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7         0.75%
        Plus") (10)
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard")(11)                         1.47%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5")(12)                         0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge
      ("LifeGuard Protector") (13)                                                                1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard 1.50%
        Protector Advantage") (14)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard            1.47%
        Protector Plus") (15)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector      1.62%
        with Joint Option")(16)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard      1.71%
        Protector Plus with Joint Option")(17)
      5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard    1.32%
        5")(18)
      4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard    0.87%
        4") (19)

      ------------------------------------------------------------------------------------------- --------

      ------------------------------------------------------------------------------------------- --------

      5% Roll-up Death Benefit Maximum Annual Charge (20)                                         0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (21)                                         0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (22)                          0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge    0.80%
        (23)
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge    0.60%
        (24)

      ------------------------------------------------------------------------------------------- --------



-------------------------------------------------------------------------------------------------------------


(5) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(6) Some optional endorsements are only available to select in purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

(7)     The current charge is 0.30%.

(8)     This charge lasts for the first five Contract Years.

(9) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base. For Contracts with the GMIB PURCHASED BETWEEN JANUARY 10, 2005 AND JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

        For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 25. For more information about how the endorsement works, please see "Guaranteed Minimum Income Benefit" beginning on page 96.

(10)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The charge is expressed as an annual percentage and depends on:


        * When the endorsement is added to the Contract.
        * The endorsement's availability - on and after, or before January 17, 2006.
        * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
        * The frequency of deduction - quarterly, monthly, or daily.

        THE TABLES BELOW HAVE THE MAXIMUM AND CURRENT CHARGES.


        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                              7% GMWB
            Endorsement's            On and after               Before
            Availability           January 17, 2006        January 17, 2006
            ------------------ ------------------------- ---------------------
            ------------------ ------------------------- ---------------------
            Maximum Annual              0.75%                   0.70%
            Charge
            ------------------ ------------------------- ---------------------
            ------------------ ------------- ----------- ---------------------

            Current Annual        0.40%        0.42%            0.40%
            Charge

            ------------------ ------------- ----------- ---------------------
            ------------------ ------------------------- ---------------------
            Charge Basis                 GWB             Investment Divisions
            ------------------ ------------------------- ---------------------
            ------------------ ------------- ----------- ---------------------
            Charge Frequency    Quarterly     Monthly           Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 25. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit beginning on page 42.

(11) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(12) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 51. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(13) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP

            ------------------ --------------------- -----------------------


            Annual Charge            Maximum                Current

            ------------------ --------------------- -----------------------
            ------------------ --------- ----------- ----------- -----------

            Ages    45 - 49    0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54    0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59    1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64    1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69    1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74    0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80    0.60%/4    0.60%/12    0.35%/4     0.36%/12

            ------------------ --------- ----------- ----------- -----------
            ------------------ ---------------------------------------------

            Charge Basis                           GWB

            ------------------ ---------------------------------------------
            ------------------ --------- ----------- ----------- -----------

            Charge Frequency   Quarterly  Monthly    Quarterly    Monthly

        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 27. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 54.

(14) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                    5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

           ------------------ --------------------- -----------------------


           Annual Charge            Maximum                Current

           ------------------ --------------------- -----------------------
           ------------------ --------- ----------- ----------- -----------

           Ages    45 - 49    1.00%/4    1.02%/12    0.55%/4     0.57%/12
                   50 - 54    1.15%/4    1.17%/12    0.70%/4     0.72%/12
                   55 - 59    1.50%/4    1.50%/12    0.95%/4     0.96%/12
                   60 - 64    1.50%/4    1.50%/12    0.95%/4     0.96%/12
                   65 - 69    1.50%/4    1.50%/12    0.95%/4     0.96%/12
                   70 - 74    0.90%/4    0.90%/12    0.55%/4     0.57%/12
                   75 - 80    0.65%/4    0.66%/12    0.40%/4     0.42%/12

           ------------------ --------- ----------- ----------- -----------
           ------------------ ---------------------------------------------

           Charge Basis                           GWB

           ------------------ ---------------------------------------------
           ------------------ --------- ----------- ----------- -----------

           Charge Frequency   Quarterly  Monthly    Quarterly    Monthly

        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 28. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 60.

(15) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                    5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

            ------------------- --------------------- ------------------------


            Annual Charge             Maximum                 Current

            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------

            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    55 - 59     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                    60 - 64     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                    65 - 69     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    70 - 74     0.75%/4    0.75%/12    0.35%/4     0.36%/12
                    75 - 80     0.55%/4    0.57%/12    0.30%/4     0.30%/12

            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------

            Charge Basis                             GWB

            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------

            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus Five-Year Step-Up" beginning on page 66.

(16) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                        JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP

            ------------------- --------------------- ------------------------


            Annual Charge             Maximum                 Current

            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------

            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    55 - 59     1.35%/4    1.35%/12    0.80%/4     0.81%/12
                    60 - 64     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    65 - 69     1.60%/4    1.62%/12    1.05%/4     1.05%/12
                    70 - 74     1.00%/4    1.02%/12    0.65%/4     0.66%/12
                    75 - 80     0.75%/4    0.75%/12    0.50%/4     0.51%/12

            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------

            Charge Basis                             GWB

            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------

            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
        29. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 72.

(17) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                 JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

            ------------------- --------------------- ------------------------


            Annual Charge             Maximum                 Current

            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------

            Ages    45 - 49     1.10%/4    1.11%/12    0.65%/4     0.66%/12
                    50 - 54     1.25%/4    1.26%/12    0.80%/4     0.81%/12
                    55 - 59     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                    60 - 64     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                    65 - 69     1.45%/4    1.47%/12    1.90%/4     0.90%/12
                    70 - 74     1.00%/4    1.02%/12    0.60%/4     0.60%/12
                    75 - 80     0.80%/4    0.81%/12    0.55%/4     0.57%/12

            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------

            Charge Basis                             GWB

            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------

            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 30. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 77.

(18)    1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

        o The Owner's age when the endorsement is added to the Contract.

        o The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract..

        o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

        o The frequency of deduction - quarterly, monthly, or daily.


        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                        5% FOR LIFE GMWB

         Endorsement's                     Before May 1, 2006                         Before
         Availability                                                           January 17, 2006 *

         ----------------- ----------------------- --------------------------- ----------- ----------
         Annual Charge            Maximum                   Current             Maximum     Current
         ----------------- ----------------------- --------------------------- ----------- ----------
         ----------------- ----------- ----------- ------------- ------------- ----------- ----------

         Ages    60 - 64    1.30%/4     1.32%/12     0.90%/4       0.90%/12      1.30%       0.90%
                 65 - 69    0.85%/4     0.87%/12     0.60%/4       0.60%/12      0.85%       0.60%
                 70 - 74    0.60%/4     0.60%/12     0.50%/4       0.51%/12      0.60%       0.50%
                 75 - 80    0.50%/4     0.51%/12     0.40%/4       0.42%/12      0.50%       0.40%

         ----------------- ----------- ----------- ------------- ------------- ----------- ----------
         ----------------- --------------------------------------------------- ----------------------
         Charge Basis                             GWB                          Investment Divisions
         ----------------- --------------------------------------------------- ----------------------
         ----------------- ----------- ----------- ------------- ------------- ----------------------
         Charge Frequency  Quarterly    Monthly     Quarterly      Monthly             Daily


        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 31. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 82.

(19)    0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

        o The Owner's age when the endorsement is added to the Contract.

        o The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

        o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

        o The frequency of deduction - quarterly, monthly, or daily.


        For Contracts to which this endorsement was ADDED BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                          4% FOR LIFE GMWB

         Endorsement's                     Before May 1, 2006                         Before
         Availability                                                           January 17, 2006 *

         ----------------- ----------------------- --------------------------- ----------- ----------
         Annual Charge            Maximum                   Current             Maximum     Current
         ----------------- ----------------------- --------------------------- ----------- ----------
         ----------------- ----------- ----------- ------------- ------------- ----------- ----------
         Ages    50 - 54    0.85%/4     0.87%/12     0.65%/4       0.66%/12      0.85%       0.65%
                 55 - 59    0.65%/4     0.66%/12     0.50%/4       0.51%/12      0.65%       0.50%
                 60 - 64    0.50%/4     0.51%/12     0.35%/4       0.36%/12      0.50%       0.35%
                 65 - 69    0.35%/4     0.36%/12     0.25%/4       0.27%/12      0.35%       0.25%
                 70 - 74    0.30%/4     0.30%/12     0.20%/4       0.21%/12      0.30%       0.20%
                 75 - 80    0.20%/4     0.21%/12     0.15%/4       0.15%/12      0.20%       0.15%
         ----------------- ----------- ----------- ------------- ------------- ----------- ----------
         ----------------- --------------------------------------------------- ----------------------
         Charge Basis                             GWB                          Investment Divisions
         ----------------- --------------------------------------------------- ----------------------
         ----------------- ----------- ----------- ------------- ------------- ----------------------
         Charge Frequency  Quarterly    Monthly     Quarterly      Monthly             Daily


        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 32. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 88.

(20)    The current charge is 0.45%.

(21)    The current charge is 0.30%.

(22)    The current charge is 0.25%.

(23)    The current charge is 0.55%.

(24)    The current charge is 0.40%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, service 12b-1 fees and other expenses)


---------------------------------------------


               Minimum: 0.60%

               Maximum: 1.55%


---------------------------------------------


More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance and information about Jackson National Asset Management, LLC(R), the Funds' Adviser and Administrator, as well as the sub-advisers.


                   FUND OPERATING EXPENSES
  (as an annual percentage of the Fund's average daily net
                           assets)
                                                                         MANAGEMENT        SERVICE                        ANNUAL
                                                                             AND           (12B-1)          OTHER        OPERATING
                          FUND NAME                                      ADMIN FEE A         FEE          EXPENSES B     EXPENSES
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/AIM Large Cap Growth                                            0.80%           0.20%          0.01%         1.01%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/AIM Real Estate                                                 0.84%           0.20%          0.01%         1.05%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/AIM Small Cap Growth                                            0.95%           0.20%          0.01%         1.16%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Alger Growth                                                    0.80%           0.20%          0.01%         1.01%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Eagle Core Equity                                               0.75%           0.20%          0.01%         0.96%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Eagle SmallCap Equity                                           0.85%           0.20%          0.01%         1.06%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/FMR Balanced                                                    0.80%           0.20%          0.01%         1.01%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/FMR Mid-Cap Equity                                              0.80%           0.20%          0.01%         1.01%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Franklin Templeton Income                                       0.90%           0.20%          0.01%         1.11%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Franklin Templeton Small Cap Value                              0.93%           0.20%          0.01%         1.14%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Goldman Sachs Mid Cap Value                                     0.85%           0.20%          0.01%         1.06%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Goldman Sachs Short Duration Bond                               0.55%           0.20%          0.01%         0.76%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/JPMorgan International Equity                                   0.87%           0.20%          0.01%         1.08%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/JPMorgan International Value                                    0.87%           0.20%          0.01%         1.08%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Lazard Emerging Markets                                         1.15%           0.20%          0.01%         1.36%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Lazard Mid Cap Value                                            0.82%           0.20%          0.01%         1.03%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Lazard Small Cap Value                                          0.85%           0.20%          0.01%         1.06%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management S&P 500 Index                         0.39%           0.20%          0.02%         0.61%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management S&P 400 MidCap Index                  0.39%           0.20%          0.02%         0.61%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Small Cap Index                       0.39%           0.20%          0.01%         0.60%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management International Index                   0.45%           0.20%          0.01%         0.66%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Bond Index                            0.40%           0.20%          0.01%         0.61%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index          0.58%           0.20%          0.02%         0.80%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Oppenheimer Global Growth                                       0.85%           0.20%          0.01%         1.06%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Oppenheimer Growth                                              0.77%           0.20%          0.01%         0.98%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/PIMCO Total Return Bond                                         0.60%           0.20%          0.01%         0.81%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Putnam Equity                                                   0.77%           0.20%          0.01%         0.98%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Putnam Midcap Growth                                            0.85%           0.20%          0.01%         1.06%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Putnam Value Equity                                             0.76%           0.20%          0.01%         0.97%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Select Balanced                                                 0.58%           0.20%          0.01%         0.79%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Select Global Growth                                            0.89%           0.20%          0.01%         1.10%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Select Large Cap Growth                                         0.78%           0.20%          0.01%         0.99%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Select Money Market                                             0.39%           0.20%          0.01%         0.60%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Select Value                                                    0.65%           0.20%          0.01%         0.86%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/T. Rowe Price Established Growth                                0.70%           0.20%          0.01%         0.91%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/T. Rowe Price Mid-Cap Growth                                    0.81%           0.20%          0.01%         1.02%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/T. Rowe Price Value                                             0.76%           0.20%          0.01%         0.97%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Western High Yield Bond                                         0.60%           0.20%          0.01%         0.81%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Western Strategic Bond                                          0.72%           0.20%          0.01%         0.93%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Western U.S. Government & Quality Bond                          0.58%           0.20%          0.01%         0.79%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Managed Conservative C                                      0.18%           0.00%          0.01%         0.19%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Managed Moderate C                                          0.17%           0.00%          0.01%         0.18%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Managed Moderate Growth C                                   0.16%           0.00%          0.01%         0.17%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Managed Growth C                                            0.15%           0.00%          0.01%         0.16%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Managed Aggressive Growth C                                 0.17%           0.00%          0.01%         0.18%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Retirement Income C                                         0.18%           0.00%          0.01%         0.19%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Retirement 2015 C                                           0.18%           0.00%          0.01%         0.19%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Retirement 2020 C                                           0.18%           0.00%          0.01%         0.19%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/S&P Retirement 2025 C                                           0.18%           0.00%          0.01%         0.19%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management DowSM 10                              0.45%           0.20%          0.03%         0.68%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management S&P(R) 10                             0.44%           0.20%          0.02%         0.66%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Global 15                             0.49%           0.20%          0.02%         0.71%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management 25                                    0.44%           0.20%          0.01%         0.65%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Select Small-Cap                      0.44%           0.20%          0.01%         0.65%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management JNL 5                                 0.44%           0.20%          0.01%         0.65%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management JNL Optimized 5 Fund                  0.52%           0.20%          0.06%         0.78%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Nasdaq(R) 15                          0.51%           0.20%          0.05%         0.76%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management S&P(R) 24 Fund                        0.52%           0.20%          0.02%         0.74%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Value Line(R) 25                      0.45%           0.20%          0.16%         0.81%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management VIP                                   0.47%           0.20%          0.04%         0.71%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management DowSM Dividend Fund                   0.52%           0.20%          0.03%         0.75%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Communications Sector                 0.52%           0.20%          0.01%         0.73%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Consumer Brands Sector                0.52%           0.20%          0.01%         0.73%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Financial Sector                      0.52%           0.20%          0.01%         0.73%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Healthcare Sector                     0.51%           0.20%          0.01%         0.72%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Oil & Gas Sector                      0.47%           0.20%          0.01%         0.68%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------
         -------------------------------------------------------------- ---------------- -------------- -------------- ------------

         JNL/Mellon Capital Management Technology Sector                     0.52%           0.20%          0.01%         0.73%

         -------------------------------------------------------------- ---------------- -------------- -------------- ------------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon
        Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating
        Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

        The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.55% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

           JNL/S&P Managed Conservative Fund                            1.02%
           JNL/S&P Managed Moderate Fund                                1.06%
           JNL/S&P Managed Moderate Growth Fund                         1.10%
           JNL/S&P Managed Growth Fund                                  1.14%
           JNL/S&P Managed Aggressive Growth Fund                       1.18%
           JNL/S&P Retirement Income Fund                               1.04%
           JNL/S&P Retirement 2015 Fund                                 1.13%
           JNL/S&P Retirement 2020 Fund                                 1.16%
           JNL/S&P Retirement 2025 Fund                                 1.17%


         EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


         If you surrender your Contract at the end of the applicable time period:


         1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $863               $2,084             $3,265            $6,037

         If you annuitize at the end of the applicable time period:

         1 YEAR*            3 YEARS            5 YEARS           10 YEARS
         $863               $2,084             $3,265            $6,037

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do not surrender your Contract:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $863               $2,084             $3,265            $6,037

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted. You may allocate your Contract Values to our Fixed Account or to the Investment Divisions.

         Your Contract, like all deferred annuity contracts, has two phases:

          o    the ACCUMULATION PHASE, when you make premium payments to us, and

          o    the INCOME PHASE, when we make income payments to you.


          As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.


         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

         PREMIUM THAT YOU ALLOCATE TO THE FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. TRANSFERS OUT OF THE FIXED ACCOUNT ARE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         The Fixed Account offers a base interest rate that we established and will credit to the amounts allocated to the Fixed Account for a six-month period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Subject to these minimum requirements, we may declare different base interest rates at different times.

         WE REQUIRE THAT PREMIUM ALLOCATED TO THE FIXED ACCOUNT (INCLUDING ANY CONTRACT ENHANCEMENT) BE AUTOMATICALLY TRANSFERRED, ON A MONTHLY BASIS IN EQUAL INSTALLMENTS, TO YOUR CHOICE OF INVESTMENT DIVISIONS WITHIN SIX MONTHS OF THE ALLOCATION, SO THAT AT THE END OF THE PERIOD, ALL AMOUNTS IN THE FIXED ACCOUNT WILL HAVE BEEN TRANSFERRED OUT. The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate. Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance. Automatic transfers will not count against the 15 free transfers in a Contract year.

         Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

                              THE SEPARATE ACCOUNT


         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.


         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.


                              INVESTMENT DIVISIONS

         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.


--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.


--------------------------------------------------------------------------------

JNL/FMR MID-CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)


         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.


--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------

JNL/LAZARD MID CAP VALUE FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

--------------------------------------------------------------------------------

JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


--------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.


--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management
     Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company Limited (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management
     Company)

        Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------

JNL/S&P MANAGED CONSERVATIVE FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

--------------------------------------------------------------------------------

         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) the GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Investment Divisions and underlying Funds may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for Mortality and Expense Risk Charges. On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

               o to make income payments for the life of the Annuitant during the income phase; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective values bear to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.


         EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on the currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.


         CONTRACT ENHANCEMENT CHARGE. A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years. This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. This charge will also be assessed against any amounts you have allocated to the Fixed Account by reducing the base interest rate accordingly, but never below the minimum guaranteed interest rate (assuming no withdrawals). Due to this charge, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select the 2% Contract Enhancement and then make a partial or total withdrawal from your Contract in the five years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amount of the charge is as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF THE OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of      0      1        2         3          4         5+
        Premium
        Recapture Charge                     2%     2%      1.25%     1.25%      0.5%         0


         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as death benefits or withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).


         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.


         For Contracts with the GMIB purchased ON AND AFTER JANUARY 10, 2005 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).


         For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 96. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 42. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                        Maximum Annual Charge        Current Annual Charge
                      --------------------------- ----------------------------
                      --------------------------- -------------- -------------

                         Quarterly or Monthly       Quarterly      Monthly
                                0.75%               0.40% / 4     0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:


                         Maximum Annual Charge        Current Annual Charge
                       --------------------------- ----------------------------
                       --------------------------- ----------------------------
                                 0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:


                         Maximum Annual Charge        Current Annual Charge
                       --------------------------- ----------------------------
                       --------------------------- ----------------------------
                                 0.70%                        0.35%
                                                       0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 42.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.055% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.0175% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 51. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64      1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80      0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 60. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.15% / 4    1.17% / 12    0.70% / 4     0.72% / 12
        55 - 59      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        60 - 64      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        65 - 69      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        70 - 74      0.90% / 4    0.90% / 12    0.55% / 4     0.57% / 12
        75 - 80      0.65% / 4    0.66% / 12    0.40% / 4     0.42% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 60. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 60.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" below beginning on page 66. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        65 - 69      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        70 - 74      0.75% / 4    0.75% / 12    0.35% / 4     0.36% / 12
        75 - 80      0.55% / 4    0.57% / 12    0.30% / 4     0.30% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 66. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 66.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 72. The charge varies by age group (see table below), and both Owners must be within the eligible age range.


Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69      1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80      0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 72. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 72.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 77. The charge varies by age group (see table below) and both Owners must be within the eligible age range.

Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 49      1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54      1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80      0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 77.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 82. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------

                            Ages    60 - 64      1.30% / 4    1.32% / 12    0.90% / 4    0.90% / 12
                                    65 - 69      0.85% / 4    0.87% / 12    0.60% / 4    0.60% / 12
                                    70 - 74      0.60% / 4    0.60% / 12    0.50% / 4    0.51% / 12
                                    75 - 80      0.50% / 4    0.51% / 12    0.40% / 4    0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    60 - 64        1.30%        0.90%
                                    65 - 69        0.85%        0.60%
                                    70 - 74        0.60%        0.50%
                                    75 - 80        0.50%        0.40%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 88. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------
                            Ages    50 - 54      0.85% / 4    0.87% / 12    0.65% / 4    0.66% / 12
                                    55 - 59      0.65% / 4    0.66% / 12    0.50% / 4    0.51% / 12
                                    60 - 64      0.50% / 4    0.51% / 12    0.35% / 4    0.36% / 12
                                    65 - 69      0.35% / 4    0.36% / 12    0.25% / 4    0.27% / 12
                                    70 - 74      0.30% / 4    0.30% / 12    0.20% / 4    0.21% / 12
                                    75 - 80      0.20% / 4    0.21% / 12    0.15% / 4    0.15% / 12


                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    50 - 54        0.85%        0.65%
                                    55 - 59        0.65%        0.50%
                                    60 - 64        0.50%        0.35%
                                    65 - 69        0.35%        0.25%
                                    70 - 74        0.30%        0.20%
                                    75 - 80        0.20%        0.15%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 88. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 88.

         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT, you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.


         We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 10.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.


         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.


         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


         Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 1.       WM Financial
                 2.       LPL Financial Services
                 3.       National Planning Corporation
                 4.       SII Investments
                 5.       Invest
                 6.       Fifth Third Securities
                 7.       Raymond James
                 8.       Securities America
                 9.       Webster Securities
                 10.      ICA
                 11.      IFMG
                 12.      Commonwealth Financial Network
                 13.      Thrivent
                 14.      Intersecurities
                 15.      Mutual Service Corporation
                 16.      Prime Capital Services
                 17.      Lincoln Financial Advisors
                 18.      Centaurus Financial
                 19.      Jefferson Pilot Securities Corporation

         Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

                 o     National Planning Corporation,

                 o     SII Investments, Inc.,

                 o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o     Investment Centers of America, Inc., and

                 o     BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 o     $25,000 (Qualified and Non-Qualified)

         MINIMUM ADDITIONAL PREMIUMS:

                 o     $2,000 for a qualified plan

                 o     $5,000 for a non-qualified plan

                 o You can pay additional premiums at any time during the accumulation phase

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase.

         MAXIMUM PREMIUMS:

                 o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWBs. The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

         You may not allocate your Contract Values among more than 18 Investment Divisions and the Fixed Account at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


         OPTIONAL CONTRACT ENHANCEMENT. If you elect the 2% Contract Enhancement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2% of your payment. Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         The Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Otherwise, if you elect the Contract Enhancement and make more than relatively small premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.


         There is a charge, described above, for the Contract Enhancement that is assessed against the Investment Divisions and the Fixed Account. Also, your withdrawals could be subject to a recapture charge. However, charges for the Contract Enhancement are not assessed after five Contract Years. For more information, please see "Contract Enhancement Charge" and "Contract Enhancement Recapture Charge" beginning on page 24.


         Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

         In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

                 o death benefits computed on the basis of Contract Value and


                 o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.


         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

                 o determining the total amount of assets held in the particular Investment Division;


                 o subtracting any asset-based charges and taxes chargeable under the Contract; and


                 o dividing this amount by the number of outstanding Accumulation Units.


         Charges deducted through the cancellation of units are not reflected in this computation.


         The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations. There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.


         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.


         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

                 o     limiting the number of transfers over a period of time;

                 o     requiring a minimum time period between each transfer;

                 o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

                 o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.


         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.


         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

                 o     by making either a partial or complete withdrawal,

                 o     by electing the Systematic Withdrawal Program,

                 o     by electing a Guaranteed Minimum Withdrawal Benefit, or

                 o     by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

         When you make a complete withdrawal, you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, and charges due under any optional endorsement.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 106.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

         The 5% For Life GMWBs with Joint Option available only to spouses differ from the 5% For Life GMWBs without the Joint Option available to spouses and unrelated parties and enjoy the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving joint owner.

                 * If one of the owners dies before the automatic payment of benefits begins, the spouse may continue the Contract and the "For Life" guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

         The 5% For Life GMWBs with Joint Option have a higher charge than the For Life GMWBs without the Joint Option.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following is supplemented by some examples in Appendix C that may assist you in understanding how the calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                 o the GWB prior to the partial withdrawal less the partial withdrawal; or

                 o     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                 o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                 o     the GAWA prior to the partial withdrawal; or

                 o     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                 o     the GAWA prior to the partial withdrawal; or

                 o     the GWB after the partial withdrawal;

                                       - or -


                  For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:


                     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                     2.      the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                           -----------------------------------------------------
                           The GWB equals Contract Value.
        WITH A STEP-UP -

                           The GAWA is recalculated, equaling the greater of:
                              *   7% of the new GWB; OR

                              *   The GAWA before the Step-Up.
                           -----------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.


             o For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.



         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                 o the GWB prior to the partial withdrawal less the partial withdrawal; or
                 o     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                 o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                 o     the GAWA prior to the partial withdrawal; or

                 o     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                 o     the GAWA prior to the partial withdrawal, or

                 o     the GWB after the partial withdrawal, or

                 o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. The following description is supplemented by some examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. . For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. IN OTHER WORDS, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                 o the GWB prior to the partial withdrawal less the partial withdrawal; or

                 o     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                 o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                 o     the GAWA prior to the partial withdrawal; or

                 o     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                 o     the GAWA prior to the partial withdrawal, or

                 o     the GWB after the partial withdrawal, or

                 o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.

         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF     * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -      less the withdrawal; OR

                                             * Zero.

                                           The GAWA:

                                             *   Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE

                                             *   Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.

                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           ------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,       *   Contract Value after the
         AS APPLICABLE -                           withdrawal less any recapture
                                                   charge on any Contract
                                                   Enhancement; OR

                                               *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                               *   5% of the Contract Value
                                                   after the withdrawal less the
                                                   recapture charge on any
                                                   Contract Enhancement; OR

                                               *   The greater of 5% of the GWB
                                                   after the withdrawal, or
                                                   zero.

                                           ------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.
                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                          --------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         ON THE CONTRACT -                the amount of the premium payment net
                                          of any applicable premium taxes.

                                          The GAWA is also recalculated,
                                          increasing by:

                                               * 5% of the premium net of any
                                                 applicable premium taxes; OR

                                               * 5% of the increase in the GWB
                                                 - IF THE MAXIMUM GWB IS HIT.

                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:

                                               * 5% of the new GWB; OR

                                               * The GAWA before the Step-Up.

                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                          The GAWA:

                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS IN
                                                 EFFECT; OTHERWISE

                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.

                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * Step-Ups will continue automatically or as permitted;
                         otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or


             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF       * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -        less the withdrawal; OR

                                               * Zero.

                                          The GAWA:

                                               *    Is unchanged WHILE THE FOR
                                                    LIFE GUARANTEE IS IN EFFECT;
                                                    OTHERWISE

                                               *    Is recalculated, equaling
                                                    the lesser of the GAWA
                                                    before the withdrawal, or
                                                    the GWB after the
                                                    withdrawal.

                                            ------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,       *   Contract Value after the
         AS APPLICABLE -                           withdrawal less any recapture
                                                   charge on any Contract
                                                   Enhancement; OR

                                               *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                               *   5% of the Contract Value
                                                   after the withdrawal less the
                                                   recapture charge on any
                                                   Contract Enhancement; Or

                                               *   The greater of 5% of the GWB
                                                   after the withdrawal, or
                                                   zero.

                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples specific to tax-qualified Contracts, illustrating this GMWB, in limited Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              -----------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                               * 5% of the premium net of
                                                 any applicable premium
                                                 taxes; OR

                                               * 5% of the increase in the
                                                 GWB - IF THE MAXIMUM GWB IS
                                                 HIT.

                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling
                                         the greater of:

                                             *  5% of the new GWB; OR

                                             *  The GAWA before the Step-Up.

                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           -------------------------------------


         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------


         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * Step-Ups will continue automatically or as permitted;
                         otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                  terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:


             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

             *     How the bonus is calculated;

             * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

             *     For how long the bonus is available; and

             *     When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------


              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.



                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (INCLUDING UPON STEP-UP), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF      * The GWB before the withdrawal
         THE GAWA OR RMD, AS                    less the withdrawal; OR
         APPLICABLE -
                                              * Zero.

                                           The GAWA:

                                              * Is unchanged WHILE THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE

                                              * Is recalculated, equaling the
                                                lesser of the GAWA before the
                                                withdrawal, or the GWB after
                                                the withdrawal.

                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,     *   Contract Value after the
         AS APPLICABLE -                         withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR

                                             *   The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or zero.

                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium  net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             * 5% of the premium net of any
                                               applicable premium taxes; OR

                                             * 5% of the increase in the GWB -
                                               if the maximum GWB is hit.

                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:

                                             *  5% of the new GWB; OR

                                             *  The GAWA before the Step-Up.

                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is
                         void.
                       * Only the GWB is payable while there is value to it
                         (until depleted).
                       * The Beneficiary is also allowed a Step-Up.  The
                         Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

             * The Income Date;

             * The date of complete withdrawal of Contract Value (full
               surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the
               Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------


              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.



                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAl, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
         THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract
         ANNIVERSARY -                   Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA, AS        * The GWB before the withdrawal
         APPLICABLE -                           less the withdrawal; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.

                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA, AS APPLICABLE -            *   Contract Value after the
                                                  withdrawal less any recapture
                                                  charge on any Contract
                                                  Enhancement; OR

                                              *   The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or zero.

                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106.

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             *   5% of the premium net of any
                                                 applicable premium taxes; OR

                                             *   5% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.

                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:

                                              *  5% of the new GWB; OR

                                              *  The GAWA before the Step-Up.

                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.
                       * Continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.
                       * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the Contract's Issue Date.
                       * A new joint owner may added if a surviving spouse continues the Contract.

             *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


             * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA -          * The GWB before the withdrawal
                                                less the withdrawal; OR

                                               * Zero.

                                           The GAWA:

                                              *   Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.

                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA -                           *   Contract Value after the
                                                  withdrawal less any recapture
                                                  charge on any Contract
                                                  Enhancement; OR

                                              *   The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or
                                                  zero.

                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106.

         PREMIUMS.

                                         ---------------------------------------

         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             * 5% of the premium net of any
                                               applicable premium taxes; OR

                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.

                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:

                                            *  5% of the new GWB; OR

                                            *  The GAWA before the Step-Up.

                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling
         CONTRACT VALUE IS ZERO -          the greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

             * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.
                       * Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.
                       * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
                       * Contract Anniversaries will continue to be based on the Contract's Issue Date.
                       * A new joint owner may not be added if a surviving spouse continues the Contract.

             *    Continue the Contract without this GMWB (GMWB is terminated).

             * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

             *     How the bonus is calculated;

             * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

             *     For how long the bonus is available; and

             *     When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------


              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.



                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of this GMWB although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


           *       The Owner's life (the "For Life Guarantee");

                       The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                       So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

           OR

           * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                       The GWB is the guaranteed amount available for future periodic withdrawals.


           * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


           BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMDs) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).


         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS

                                              * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF        less the withdrawal; OR
         THE GAWA AND RMD, AS APPLICABLE -
                                              * Zero.


                                           The GAWA:

                                              * Is unchanged SO LONG AS THE
                                                FOR LIFE GUARANTEE IS VALID;
                                                OTHERWISE

                                              * Is recalculated, equaling
                                                the lesser of the GAWA
                                                before the withdrawal, or
                                                the GWB after the
                                                withdrawal.
                                           -------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA AND           * Contract Value after the
         RMD, AS APPLICABLE -                    withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR

                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:

                                               * The GAWA before the withdrawal;

                                               * The GWB after the withdrawal;
                                                 OR

                                               * 5% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.


             -------------------------------------------------------------------

             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

             Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

             -------------------------------------------------------------------


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.


         PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:

                                               * 5% of the premium net of any
                                                 applicable premium taxes; OR

                                               * 5% of the increase in the
                                                 GWB - IF THE MAXIMUM GWB IS
                                                 HIT.

                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:

                                               * 5% of the new GWB; OR

                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to it the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE

                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.


                        * Upon the Owner's death, the For Life Guarantee is
                          void.
                        * Only the GWB is payable while there is value to
                          it (until depleted).
                        * The spousal Beneficiary is also allowed a Step-Up.
                          The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                        * Contract Anniversaries will continue to be based on
                          the Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:


             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;


             * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or


             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


             *     How the bonus is calculated;

             * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

             *     For how long the bonus is available; and

             *     When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base
                       equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal,
                       and all prior withdrawals in the current

                         Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date of the endorsement;


                     * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or


                     *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of the GMWB in limited circumstances and with specific factual assumptions, although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


             *     The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.


             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

         Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA -           * The GWB before the withdrawal
                                                 less the withdrawal; OR

                                               * Zero.

                                           The GAWA:

                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE

                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA -                            * Contract Value after the
                                                 withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR

                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           EQUALING THE LESSER OF:

                                               * The GAWA before the withdrawal;

                                               * The GWB after the withdrawal;
                                                 OR

                                               * 4% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 106. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 107.


         PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:

                                               * 4% of the premium net of any
                                                 applicable premium taxes; OR


                                               * 4% of the increase in the GWB
                                                 - IF THE MAXIMUM GWB IS HIT.

                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:

                                               * 4% of the new GWB; OR

                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

           * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.


           * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, the GWB is payable while there is value to it (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              *  The GWB before the payment less
                                                  the payment; OR

                                              *  Zero.

                                           The GAWA:

                                              *  Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE

                                              *  Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                        * Upon the Owner's death, the For Life Guarantee is
                          void.
                        * Only the GWB is payable while there is value to
                          it (until depleted).
                        * The Beneficiary is also allowed a Step-Up. The Step-Up
                          may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                        * Contract Anniversaries will continue to be based on
                          the Contract's Issue Date.

             *     Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 105.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:


             *     The Income Date;

             * The date of complete withdrawal of Contract Value (full surrender of the Contract);

             * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB; or

             * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


             *     How the bonus is calculated;

             * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

             *     For how long the bonus is available; and

             *     When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------


              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owner's, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.


              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

              ------------------------------------------------------------------


         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, recapture charges may apply, and you may have to pay taxes on the money you receive.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.


         You can change the Income Date or income option at least 7 days before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.


         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.


         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes or recapture charges deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%, and if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation).

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available ON AND AFTER MAY 2, 2005 if:

               o    you elect it prior to your Contract's Issue Date;

               o    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               o    the date you make a total withdrawal from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitization will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any required minimum distribution under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.


         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); plus

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including any applicable charges and adjustments to those withdrawals):

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date the GMIB is exercised.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. This example does not take into account taxes.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); plus

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

               o    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT


         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. Optional death benefits are only available upon application and cannot be changed or canceled once selected. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.


         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

                 o your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or

                 o the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

         EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).


         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 105). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               o if your Contract is in the income phase at the time of your death;

               o    if there are no earnings in your Contract; or

               o if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    *    is age 76 or older at the Continuation Date or

                    *    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use. Our administrative rules may be changed, as necessary.


         DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT AND HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES - AS NOTED BELOW.


         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                          (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.


                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                          (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual
                                 Contract Maintenance Charges, transfer
                                 charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                          (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.


                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
                          (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                          (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         99. We will not permit you to use multiple Contracts to try to circumvent this limitation.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                          (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum.


                           However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

                          (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

                          However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including
                                 any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                          (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

                          (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.


                          However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                          (b) total Net Premiums since your Contract was issued; or

                          (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

                          (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

                          (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                          However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               o    single lump sum payment; or

               o payment of entire death benefit within 5 years of the date of death; or

               o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 105.

         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection
         Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 96. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 42. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB with Bonus,
         however,   the  benefit   would  allow  the  spouse  to  take  partial
         withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.


         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTs. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               o    paid on or after the date you reach age 59 1/2;

               o    paid to your Beneficiary after you die;

               o paid if you become totally disabled (as that term is defined in the Code);

               o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               o    paid under an immediate annuity; or

               o    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               o    reaches age 59 1/2;

               o    leaves his/her job;

               o    dies;

               o    becomes disabled (as that term is defined in the Code); or

               o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEEs. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               o there was a written agreement providing for payments of the fees solely from the annuity Contract,

               o    the Contract Owner had no liability for the fees, and

               o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 67 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Investment Divisions and the Fixed Account at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

              (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

              (b)    a required minimum distribution;

              (c)    a hardship withdrawal; or

              (d)    the non-taxable portion of a distribution.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. You can arrange to have a dollar amount or percentage of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value. The periodic transfer intervals may be monthly, quarterly, semi-annually or annually. Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         EARNINGS SWEEP. You can choose to move your earnings from the Money Market Investment Division or the Fixed Account on a monthly basis, and there is no minimum transfer amount. There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               o    the Contract Value, plus

               o any fees (other than asset-based fees) and expenses deducted from the premiums, minus

               o    any applicable Contract Enhancement recapture charge.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               o TOTAL RETURn is the overall change in the value of an investment in an Investment Division over a given period of time.

               o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               o Information we receive from you on applications or other forms;

               o    Information about your transactions with us;

               o    Information we receive from a consumer reporting agency;

               o    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


        General Information and History                                    2

        Services                                                           4

        Purchase of Securities Being Offered                               4


        Underwriters                                                       4

        Calculation of Performance                                         4


        Additional Tax Information                                         7


        Net Investment Factor                                              17

        Financial Statements                                               19

                                   APPENDIX A

Dow Jones does not:


* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the
     JNL/Mellon  Capital  Management  Dow SM 10  Fund,  the  JNL/Mellon  Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



 -------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,


     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:


          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY  SECTOR  FUND,  THE OWNERS OF THE  JNL/MELLON  CAPITAL
               MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;


          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

 -------------------------------------------------------------------------------

                                   APPENDIX B
--------------------------------------------------------------------------------

JNL EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE

--------------------------------------------------------------------------------
                   100,000.00  : Premium
                        2.00%  : Contract Enhancement
                        1.25%  : Recapture Charge Year 4
                        5.50%  : Net Return

At end of Year 4
                   126,360.11  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    26,360.11  : Earnings
                    74,572.04  : Premium withdrawn (grossed up to account for
                    ---------    Recapture Charge)
                   100,932.15  : Total Gross Withdrawal

                   100,932.15  : Total Gross Withdrawal
                      -932.15  : Recapture Charge
                      -------
                   100,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

JNL EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE

--------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        1.25%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        2.00%  : Recapture Charge Contribution Year 2

                        2.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   204,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     4,000.00  : Earnings
                   100,000.00  : Premium 1 withdrawn (grossed up to account for
                                 Recapture Charge)
                    48,214.29  : Premium 2 withdrawn (grossed up to account for
                     ---------   Recapture Charge)
                   152,214.29  : Total Gross Withdrawal

                   152,214.29  : Total Gross Withdrawal
                    -1,250.00  : Recapture Charge from Premium 1
                      -964.29  : Recapture Charge from Premium 2
                      -------

                   150,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

                                   APPENDIX C


                            GMWB Prospectus Examples

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

     *    Example 1a: If the GMWB is elected at issue:

          - Your initial GWB is $100,000, which is your initial Premium payment.

          -    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     * Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          - Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     * Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          - Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     * Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          -    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          - Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     * Example 2b: if you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          - Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          - Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

           - Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          - Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     * Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

          - Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          - Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life, even beyond 19 years.

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).


          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          - Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     *    Notes:

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          - Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          -Your GAWA for the next year remains  $5,000,  which is the greater of
               1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years.

     *    Notes:

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

          - If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

     *    Notes:

          - As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          - This example would apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up. If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     * Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          - Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     *    Notes:

          - Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

     * Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     * Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          - You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          - The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     * Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          - Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option).

     *    Notes:

          - For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Joint Owner's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION EFFECTIVE ON OR AFTER 05/01/2006.)

     * If at the time of the first death of the Joint Owners the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

          - The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Joint Owner attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Joint Owner will be able to take annual withdrawals equal to your GAWA for the rest of his or her life.

          -    Your GWB remains $100,000 and your GAWA remains $5,000.

     *    Notes:

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.



                                                 APPENDIX D

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities


                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

 JNL/Mellon Capital Management The DowSM 10 Fund to JNL/Mellon Capital Management DowSM 10 Fund

 JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital Management S&P(R) 10 Fund


Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund

  JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund

   JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund

 JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S. Government & Quality Bond Fund


Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.



Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $8.42
  Accumulation units outstanding
  at the end of period                                                                       22,470

JNL/FMR Capital Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $19.82
    End of period                                                                            $21.42
  Accumulation units outstanding
  at the end of period                                                                        1,336

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $24.89
    End of period                                                                            $26.25
  Accumulation units outstanding
  at the end of period                                                                        4,049

JNL/Select Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.95
    End of period                                                                            $22.71
  Accumulation units outstanding
  at the end of period                                                                        1,426

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $22.15
    End of period                                                                            $23.28
  Accumulation units outstanding
  at the end of period                                                                       46,150








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $19.38
    End of period                                                                            $21.09
  Accumulation units outstanding
  at the end of period                                                                         113

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $19.08
    End of period                                                                            $19.97
  Accumulation units outstanding
  at the end of period                                                                        3,624

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $12.07
  Accumulation units outstanding
  at the end of period                                                                       159,374

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.19
    End of period                                                                            $15.32
  Accumulation units outstanding
  at the end of period                                                                       49,564

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.13
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                       80,727








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $24.68
    End of period                                                                            $26.27
  Accumulation units outstanding
  at the end of period                                                                       10,681

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $31.40
    End of period                                                                            $36.68
  Accumulation units outstanding
  at the end of period                                                                       17,724

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.81
    End of period                                                                            $14.33
  Accumulation units outstanding
  at the end of period                                                                        8,431

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.63
    End of period                                                                            $18.84
  Accumulation units outstanding
  at the end of period                                                                        3,430

JNL/Eagle Core Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.51
    End of period                                                                            $17.12
  Accumulation units outstanding
  at the end of period                                                                        2,156

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.21
    End of period                                                                            $19.33
  Accumulation units outstanding
  at the end of period                                                                        1,249








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $12.98
  Accumulation units outstanding
  at the end of period                                                                       245,470

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.42
  Accumulation units outstanding
  at the end of period                                                                       29,208

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.16
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        7,285

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                       123,069

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.28
    End of period                                                                            $14.07
  Accumulation units outstanding
  at the end of period                                                                       49,098

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                       37,655

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.70
    End of period                                                                            $13.82
  Accumulation units outstanding
  at the end of period                                                                       240,401

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.42
  Accumulation units outstanding
  at the end of period                                                                       41,703

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.17
    End of period                                                                            $15.05
  Accumulation units outstanding
  at the end of period                                                                       60,315

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.70
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                       24,444

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.53
    End of period                                                                            $18.14
  Accumulation units outstanding
  at the end of period                                                                       27,862








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                       135,349

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.83
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                       53,507

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.33
    End of period                                                                             $8.81
  Accumulation units outstanding
  at the end of period                                                                       201,663

JNL/Putnam Midcap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.23
    End of period                                                                             $8.26
  Accumulation units outstanding
  at the end of period                                                                        1,430

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.76
    End of period                                                                            $13.64
  Accumulation units outstanding
  at the end of period                                                                       69,214

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                       55,688








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                       21,797

JNL/Oppenheimer Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.92
    End of period                                                                             $8.73
  Accumulation units outstanding
  at the end of period                                                                        3,245

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.04
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                       18,271

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.15
    End of period                                                                            $12.63
  Accumulation units outstanding
  at the end of period                                                                       164,857

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $11.31
  Accumulation units outstanding
  at the end of period                                                                       167,461

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                        1,439








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.78
    End of period                                                                            $19.52
  Accumulation units outstanding
  at the end of period                                                                       88,445

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.46
    End of period                                                                             $5.71
  Accumulation units outstanding
  at the end of period                                                                        8,462

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                       19,441

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $12.52
  Accumulation units outstanding
  at the end of period                                                                        3,211

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.69
    End of period                                                                            $23.15
  Accumulation units outstanding
  at the end of period                                                                       30,829

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                       168,454

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                        6,420

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.83
    End of period                                                                            $11.71
  Accumulation units outstanding
  at the end of period                                                                       10,719

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                       43,925

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                        6,317

JNL/Franklin Templeton Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                       10,327








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $10.54
  Accumulation units outstanding
  at the end of period                                                                       17,277

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $15.60
  Accumulation units outstanding
  at the end of period                                                                       355,249

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                      1,668,358

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $11.96
  Accumulation units outstanding
  at the end of period                                                                       112,614

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.35
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                       419,874

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $10.52
  Accumulation units outstanding
  at the end of period                                                                       246,126







Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.83
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                        2,496

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.03
    End of period                                                                            $13.23
  Accumulation units outstanding
  at the end of period                                                                        2,036

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                        2,039

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.73
    End of period                                                                            $14.15
  Accumulation units outstanding
  at the end of period                                                                        1,920

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                        2,324

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683

             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-0240

             DELIVERY ADDRESS:                              8055 East Tufts Avenue, Second Floor,
                                                            Denver, Colorado 80237
INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                             1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(FOR CONTRACTS PURCHASED THROUGH A BANK
OR ANOTHER FINANCIAL INSTITUTION)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2006




                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.




                                TABLE OF CONTENTS

                                                                     Page

General Information and History                                         2

Services                                                                4

Purchase of Securities Being Offered                                    4

Underwriters                                                            4

Calculation of Performance                                              4

Additional Tax Information                                              6

Net Investment Factor                                                   17


Condensed Financial Information                                         19

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Services

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate amount of underwriting commissions paid to broker/dealers in 2005 was $2,713,934. We paid no commissions prior to 2005 because the Contracts were not available for sale. JNLD did not retain any portion of the commissions.


Calculation of Performance

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

     a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
     c              =            the average daily number of accumulation units outstanding during the period.
     d              =            the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National's Tax Status

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification - Separate Account Investments


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 1 Fixed Account although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


Contracts Owned by Other Than Natural Persons


Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.


Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.


If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans - Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000.


         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

         *      attains age 70 1/2,
         *      severs employment,
         *      dies, or
         * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.


Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

          JNL/Mellon Capital Management The DowSM 10 Fund to JNL/Mellon Capital
           Management DowSM 10 Fund JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                            JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund
                   JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund
                    JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund
    JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.95
    End of period                                                                             $8.28
  Accumulation units outstanding
  at the end of period                                                                        1,790

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $24.29
    End of period                                                                            $25.56
  Accumulation units outstanding
  at the end of period                                                                        1,015

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.63
    End of period                                                                            $22.68
  Accumulation units outstanding
  at the end of period                                                                        6,570






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                       16,118

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.83
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                        2,225

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.70
    End of period                                                                            $17.88
  Accumulation units outstanding
  at the end of period                                                                       17,166






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $24.09
    End of period                                                                            $25.58
  Accumulation units outstanding
  at the end of period                                                                        2,625

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $30.65
    End of period                                                                            $35.72
  Accumulation units outstanding
  at the end of period                                                                        4,001

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.84
    End of period                                                                            $18.89
  Accumulation units outstanding
  at the end of period                                                                        1,080






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.96
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                       44,919

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.20
    End of period                                                                            $13.16
  Accumulation units outstanding
  at the end of period                                                                        1,420

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.18
    End of period                                                                            $10.61
  Accumulation units outstanding
  at the end of period                                                                       25,579

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.19
    End of period                                                                            $13.93
  Accumulation units outstanding
  at the end of period                                                                       10,746

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                        1,915

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.47
    End of period                                                                            $13.55
  Accumulation units outstanding
  at the end of period                                                                       11,866

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.32
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                        7,693

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.07
    End of period                                                                            $14.90
  Accumulation units outstanding
  at the end of period                                                                       10,917

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.47
    End of period                                                                            $14.52
  Accumulation units outstanding
  at the end of period                                                                        9,535

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $17.79
  Accumulation units outstanding
  at the end of period                                                                       11,556






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.92
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                        9,947

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.61
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                        9,470

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                             $8.67
  Accumulation units outstanding
  at the end of period                                                                       57,745

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.62
    End of period                                                                            $13.45
  Accumulation units outstanding
  at the end of period                                                                        1,673

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                        2,670






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $12.42
  Accumulation units outstanding
  at the end of period                                                                        1,246

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.95
    End of period                                                                            $17.26
  Accumulation units outstanding
  at the end of period                                                                        1,323

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.99
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                       64,133

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                       63,055

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.17
  Accumulation units outstanding
  at the end of period                                                                        4,658






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.55
    End of period                                                                            $19.21
  Accumulation units outstanding
  at the end of period                                                                       30,407

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.38
    End of period                                                                             $5.61
  Accumulation units outstanding
  at the end of period                                                                        8,685

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                        2,299

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.58
    End of period                                                                            $12.32
  Accumulation units outstanding
  at the end of period                                                                        1,669

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.46
    End of period                                                                            $22.78
  Accumulation units outstanding
  at the end of period                                                                       12,814

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $13.09
  Accumulation units outstanding
  at the end of period                                                                       48,502

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $12.49
  Accumulation units outstanding
  at the end of period                                                                        1,270

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                        4,191

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                        1,135

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                         677

JNL/Franklin Templeton Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                         93






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $10.51
  Accumulation units outstanding
  at the end of period                                                                       16,034

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.55
  Accumulation units outstanding
  at the end of period                                                                       46,325

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.83
  Accumulation units outstanding
  at the end of period                                                                       348,117

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $11.92
  Accumulation units outstanding
  at the end of period                                                                       27,312

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.35
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                       14,773

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $10.49
  Accumulation units outstanding
  at the end of period                                                                       13,250
Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $19.25
    End of period                                                                            $20.74
  Accumulation units outstanding
  at the end of period                                                                         541

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.52
    End of period                                                                            $22.55
  Accumulation units outstanding
  at the end of period                                                                         497






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                        9,090

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                         765

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.61
    End of period                                                                            $17.78
  Accumulation units outstanding
  at the end of period                                                                        1,274






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $30.49
    End of period                                                                            $35.51
  Accumulation units outstanding
  at the end of period                                                                         316

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $13.88
  Accumulation units outstanding
  at the end of period                                                                         821

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.17
    End of period                                                                            $18.27
  Accumulation units outstanding
  at the end of period                                                                         86

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                        6,110

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $10.59
  Accumulation units outstanding
  at the end of period                                                                        5,984

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $13.90
  Accumulation units outstanding
  at the end of period                                                                        3,720

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        1,120

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.42
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                        1,680

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                        2,828

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.05
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                        3,275

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.42
    End of period                                                                            $14.46
  Accumulation units outstanding
  at the end of period                                                                         756

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                        2,307

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.56
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                        1,024

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.18
    End of period                                                                             $8.64
  Accumulation units outstanding
  at the end of period                                                                        4,080

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.73
  Accumulation units outstanding
  at the end of period                                                                         150






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.93
    End of period                                                                            $17.23
  Accumulation units outstanding
  at the end of period                                                                         646

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.96
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                        2,727

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                        4,747

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.50
    End of period                                                                            $19.15
  Accumulation units outstanding
  at the end of period                                                                         127

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                        2,164

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.42
    End of period                                                                            $22.71
  Accumulation units outstanding
  at the end of period                                                                        1,831

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                        4,289

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                         978

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         999

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $10.50
  Accumulation units outstanding
  at the end of period                                                                        3,564

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.54
  Accumulation units outstanding
  at the end of period                                                                        6,728

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                        9,150

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                         935

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.35
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                       15,140

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                         152
Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                        5,540
Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.40
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                        3,651

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.03
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                        1,726

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $8.61
  Accumulation units outstanding
  at the end of period                                                                       22,972

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                       15,473

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.18
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                       13,812

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.26
    End of period                                                                            $19.07
  Accumulation units outstanding
  at the end of period                                                                        8,312

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                       13,506

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                        2,220

JNL/Franklin Templeton Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                        2,274






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.53
  Accumulation units outstanding
  at the end of period                                                                        3,331

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                        6,242

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.33
    End of period                                                                            $22.33
  Accumulation units outstanding
  at the end of period                                                                        2,643






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                       86,655

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.62
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                       42,891

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.45
    End of period                                                                            $17.60
  Accumulation units outstanding
  at the end of period                                                                       12,470






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $30.22
    End of period                                                                            $35.17
  Accumulation units outstanding
  at the end of period                                                                         562

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.03
    End of period                                                                            $18.10
  Accumulation units outstanding
  at the end of period                                                                         104

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.62
    End of period                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                         439






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.85
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                       47,919

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.08
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                       13,747

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.84
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                        9,228

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.55
  Accumulation units outstanding
  at the end of period                                                                       26,823

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.14
    End of period                                                                            $13.85
  Accumulation units outstanding
  at the end of period                                                                       19,873

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                        1,781

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.34
    End of period                                                                            $13.40
  Accumulation units outstanding
  at the end of period                                                                        9,306

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.26
    End of period                                                                            $13.21
  Accumulation units outstanding
  at the end of period                                                                       13,113

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.01
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                       17,623

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.34
    End of period                                                                            $14.36
  Accumulation units outstanding
  at the end of period                                                                         615

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.08
    End of period                                                                            $17.59
  Accumulation units outstanding
  at the end of period                                                                        1,020






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                       11,299

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.48
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        2,400

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $8.59
  Accumulation units outstanding
  at the end of period                                                                       11,322

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                        1,268

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                        4,868






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                         76

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.90
    End of period                                                                            $17.18
  Accumulation units outstanding
  at the end of period                                                                         993

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $12.31
  Accumulation units outstanding
  at the end of period                                                                       12,376

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.07
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                       10,528

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.06
    End of period                                                                            $10.07
  Accumulation units outstanding
  at the end of period                                                                         810






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.42
    End of period                                                                            $19.03
  Accumulation units outstanding
  at the end of period                                                                        3,208

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                         271

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.33
    End of period                                                                            $22.56
  Accumulation units outstanding
  at the end of period                                                                        1,181

JNL/MCM Communications Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $4.12
    End of period                                                                             $4.36
  Accumulation units outstanding
  at the end of period                                                                         435






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.36
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                       20,725

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $12.42
  Accumulation units outstanding
  at the end of period                                                                        2,491

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.51
  Accumulation units outstanding
  at the end of period                                                                        2,139

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                         263

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         738

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.49
  Accumulation units outstanding
  at the end of period                                                                       10,619

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.52
  Accumulation units outstanding
  at the end of period                                                                       58,182

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                       91,427

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $11.90
  Accumulation units outstanding
  at the end of period                                                                        6,773

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                       49,321

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                       18,284
Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.88
    End of period                                                                             $8.19
  Accumulation units outstanding
  at the end of period                                                                       20,732

JNL/FMR Capital Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $19.07
    End of period                                                                            $20.53
  Accumulation units outstanding
  at the end of period                                                                         954

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.94
    End of period                                                                            $25.15
  Accumulation units outstanding
  at the end of period                                                                        3,467

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.31
    End of period                                                                            $22.32
  Accumulation units outstanding
  at the end of period                                                                        7,709






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.49
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                       76,959

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.62
    End of period                                                                            $14.68
  Accumulation units outstanding
  at the end of period                                                                        6,749

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.44
    End of period                                                                            $17.59
  Accumulation units outstanding
  at the end of period                                                                       12,423






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.75
    End of period                                                                            $25.18
  Accumulation units outstanding
  at the end of period                                                                        2,717

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $30.21
    End of period                                                                            $35.15
  Accumulation units outstanding
  at the end of period                                                                        8,563

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.32
    End of period                                                                            $13.73
  Accumulation units outstanding
  at the end of period                                                                        1,388

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.03
    End of period                                                                            $18.09
  Accumulation units outstanding
  at the end of period                                                                         101

JNL/Eagle Core Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.97
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                         292

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.62
    End of period                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                         925






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.86
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                       54,324

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.08
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                       25,861

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.83
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                         486

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.55
  Accumulation units outstanding
  at the end of period                                                                       34,196

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.14
    End of period                                                                            $13.84
  Accumulation units outstanding
  at the end of period                                                                       21,919

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                       26,600

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.33
    End of period                                                                            $13.39
  Accumulation units outstanding
  at the end of period                                                                       44,351

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.26
    End of period                                                                            $13.21
  Accumulation units outstanding
  at the end of period                                                                       10,199

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.04
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                       24,737

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.33
    End of period                                                                            $14.35
  Accumulation units outstanding
  at the end of period                                                                       15,610

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.07
    End of period                                                                            $17.58
  Accumulation units outstanding
  at the end of period                                                                       13,020






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                       60,795

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.48
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        9,935

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $8.59
  Accumulation units outstanding
  at the end of period                                                                       133,603

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                       17,154

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                        2,504






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.68
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                        6,879

JNL/Oppenheimer Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.80
    End of period                                                                             $8.57
  Accumulation units outstanding
  at the end of period                                                                        1,228

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.90
    End of period                                                                            $17.17
  Accumulation units outstanding
  at the end of period                                                                        2,104

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $12.32
  Accumulation units outstanding
  at the end of period                                                                       92,259

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $11.02
  Accumulation units outstanding
  at the end of period                                                                       75,973

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.07
  Accumulation units outstanding
  at the end of period                                                                         628






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.44
    End of period                                                                            $19.05
  Accumulation units outstanding
  at the end of period                                                                       52,366

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.34
    End of period                                                                             $5.56
  Accumulation units outstanding
  at the end of period                                                                         571

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                        4,631

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.20
  Accumulation units outstanding
  at the end of period                                                                         693

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.32
    End of period                                                                            $22.56
  Accumulation units outstanding
  at the end of period                                                                        5,602

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.36
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                       73,052

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                        5,486

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.51
  Accumulation units outstanding
  at the end of period                                                                       10,079

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.26
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                        7,230

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.15
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                        3,977

JNL/Franklin Templeton Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                        2,020






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.49
  Accumulation units outstanding
  at the end of period                                                                       11,970

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.52
  Accumulation units outstanding
  at the end of period                                                                       77,857

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                       333,406

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $11.90
  Accumulation units outstanding
  at the end of period                                                                       125,502

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                       62,015

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                       19,663
Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.21
    End of period                                                                            $22.20
  Accumulation units outstanding
  at the end of period                                                                         857






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $11.52
  Accumulation units outstanding
  at the end of period                                                                        6,734

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.55
    End of period                                                                            $14.60
  Accumulation units outstanding
  at the end of period                                                                       13,018

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.36
    End of period                                                                            $17.50
  Accumulation units outstanding
  at the end of period                                                                       10,372






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.63
    End of period                                                                            $25.04
  Accumulation units outstanding
  at the end of period                                                                        2,923

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $30.06
    End of period                                                                            $34.96
  Accumulation units outstanding
  at the end of period                                                                         993

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.91
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                        8,521

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.80
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                       28,705

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.04
    End of period                                                                            $12.96
  Accumulation units outstanding
  at the end of period                                                                        7,519

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.52
  Accumulation units outstanding
  at the end of period                                                                         867

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.10
    End of period                                                                            $13.79
  Accumulation units outstanding
  at the end of period                                                                         676

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                       14,025

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                       15,131

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.23
    End of period                                                                            $13.17
  Accumulation units outstanding
  at the end of period                                                                         702

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.00
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                         620

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.28
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                        3,358

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.02
    End of period                                                                            $17.51
  Accumulation units outstanding
  at the end of period                                                                        7,494






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $12.42
  Accumulation units outstanding
  at the end of period                                                                        3,735

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                             $8.56
  Accumulation units outstanding
  at the end of period                                                                         470

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.49
    End of period                                                                            $13.30
  Accumulation units outstanding
  at the end of period                                                                       16,263

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $10.64
  Accumulation units outstanding
  at the end of period                                                                        1,816






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $12.30
  Accumulation units outstanding
  at the end of period                                                                        6,104

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.87
    End of period                                                                            $12.27
  Accumulation units outstanding
  at the end of period                                                                        4,437

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.37
    End of period                                                                            $18.96
  Accumulation units outstanding
  at the end of period                                                                        2,923

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                         455

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.28
    End of period                                                                            $22.49
  Accumulation units outstanding
  at the end of period                                                                         405

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.33
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         313

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.51
  Accumulation units outstanding
  at the end of period                                                                         961

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                       17,587

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.78
  Accumulation units outstanding
  at the end of period                                                                       15,327

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $10.46
  Accumulation units outstanding
  at the end of period                                                                        2,709
Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.84
    End of period                                                                             $8.14
  Accumulation units outstanding
  at the end of period                                                                       18,267

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                       26,952

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.92
    End of period                                                                            $34.78
  Accumulation units outstanding
  at the end of period                                                                         95

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.76
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                       40,445

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                         273

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.24
    End of period                                                                            $13.29
  Accumulation units outstanding
  at the end of period                                                                        2,705

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.97
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                       10,479

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.24
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                         174

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                        5,122

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.39
    End of period                                                                            $12.37
  Accumulation units outstanding
  at the end of period                                                                         124

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                             $8.53
  Accumulation units outstanding
  at the end of period                                                                        1,989

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.61
  Accumulation units outstanding
  at the end of period                                                                         303






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                        1,496

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $10.95
  Accumulation units outstanding
  at the end of period                                                                        1,512

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.32
    End of period                                                                            $18.90
  Accumulation units outstanding
  at the end of period                                                                         941

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.23
    End of period                                                                            $22.42
  Accumulation units outstanding
  at the end of period                                                                         71

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.31
    End of period                                                                            $12.88
  Accumulation units outstanding
  at the end of period                                                                        1,524

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                         280

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.23
  Accumulation units outstanding
  at the end of period                                                                         308

JNL/Franklin Templeton Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.52
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                       13,588






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $15.50
  Accumulation units outstanding
  at the end of period                                                                       21,656

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $11.79
  Accumulation units outstanding
  at the end of period                                                                       66,095

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        1,788

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.79
    End of period                                                                            $20.20
  Accumulation units outstanding
  at the end of period                                                                         381

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $21.01
    End of period                                                                            $21.96
  Accumulation units outstanding
  at the end of period                                                                        1,653






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $11.38
  Accumulation units outstanding
  at the end of period                                                                        5,004

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.19
    End of period                                                                            $17.31
  Accumulation units outstanding
  at the end of period                                                                        1,429






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.41
    End of period                                                                            $24.78
  Accumulation units outstanding
  at the end of period                                                                         623

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.77
    End of period                                                                            $34.59
  Accumulation units outstanding
  at the end of period                                                                         864

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.15
    End of period                                                                            $13.52
  Accumulation units outstanding
  at the end of period                                                                         565

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.72
    End of period                                                                            $12.44
  Accumulation units outstanding
  at the end of period                                                                       31,408

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.96
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                        3,372

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.09
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                        2,701

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.08
    End of period                                                                            $13.76
  Accumulation units outstanding
  at the end of period                                                                        1,091

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                         952

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                        7,583

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                        1,114

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.95
    End of period                                                                            $14.72
  Accumulation units outstanding
  at the end of period                                                                         952

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.20
    End of period                                                                            $14.19
  Accumulation units outstanding
  at the end of period                                                                         816

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $17.38
  Accumulation units outstanding
  at the end of period                                                                        1,756






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.83
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                        1,275

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.35
    End of period                                                                            $12.32
  Accumulation units outstanding
  at the end of period                                                                        2,635

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.05
    End of period                                                                             $8.51
  Accumulation units outstanding
  at the end of period                                                                        7,230

JNL/Putnam Midcap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.04
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                         979

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        3,301

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $10.58
  Accumulation units outstanding
  at the end of period                                                                         851






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $12.25
  Accumulation units outstanding
  at the end of period                                                                         137

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $17.09
  Accumulation units outstanding
  at the end of period                                                                         820

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.81
    End of period                                                                            $12.19
  Accumulation units outstanding
  at the end of period                                                                        5,189

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                        3,759

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.28
    End of period                                                                            $18.84
  Accumulation units outstanding
  at the end of period                                                                        2,416

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $22.34
  Accumulation units outstanding
  at the end of period                                                                         387

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.28
    End of period                                                                            $12.84
  Accumulation units outstanding
  at the end of period                                                                        4,410

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.07
    End of period                                                                            $12.33
  Accumulation units outstanding
  at the end of period                                                                         161

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                         265

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                         883

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.49
  Accumulation units outstanding
  at the end of period                                                                        5,704

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.79
  Accumulation units outstanding
  at the end of period                                                                       31,518

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        4,318

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.91
    End of period                                                                            $21.84
  Accumulation units outstanding
  at the end of period                                                                         826






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.39
    End of period                                                                            $19.78
  Accumulation units outstanding
  at the end of period                                                                         972

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                       26,800

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                         255

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.65
    End of period                                                                            $34.43
  Accumulation units outstanding
  at the end of period                                                                         110

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                         649

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.68
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                       25,621

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        8,182

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $11.45
  Accumulation units outstanding
  at the end of period                                                                        1,712

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        3,631

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.16
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                         301

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.86
    End of period                                                                            $17.31
  Accumulation units outstanding
  at the end of period                                                                        1,110






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.03
    End of period                                                                             $8.48
  Accumulation units outstanding
  at the end of period                                                                        3,927

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                        1,397

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $12.15
  Accumulation units outstanding
  at the end of period                                                                        6,194

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.94
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                        4,823

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.23
    End of period                                                                            $18.78
  Accumulation units outstanding
  at the end of period                                                                        1,846

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.14
    End of period                                                                            $22.26
  Accumulation units outstanding
  at the end of period                                                                        1,353

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        2,630

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.48
  Accumulation units outstanding
  at the end of period                                                                       10,005

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                       71,823

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                        3,508

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                       19,918

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                        5,339



Accumulation Unit Values
Contract with Endorsements - 2.25%


Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.91
    End of period                                                                            $21.84
  Accumulation units outstanding
  at the end of period                                                                         826






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.39
    End of period                                                                            $19.78
  Accumulation units outstanding
  at the end of period                                                                         972

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                       26,800

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                         255

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.65
    End of period                                                                            $34.43
  Accumulation units outstanding
  at the end of period                                                                         110

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                         649

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.68
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                       25,621

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        8,182

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $11.45
  Accumulation units outstanding
  at the end of period                                                                        1,712

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        3,631

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.16
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                         301

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.86
    End of period                                                                            $17.31
  Accumulation units outstanding
  at the end of period                                                                        1,110






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.03
    End of period                                                                             $8.48
  Accumulation units outstanding
  at the end of period                                                                        3,927

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                        1,397

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $12.15
  Accumulation units outstanding
  at the end of period                                                                        6,194

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.94
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                        4,823

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.23
    End of period                                                                            $18.78
  Accumulation units outstanding
  at the end of period                                                                        1,846

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.14
    End of period                                                                            $22.26
  Accumulation units outstanding
  at the end of period                                                                        1,353

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        2,630

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.48
  Accumulation units outstanding
  at the end of period                                                                       10,005

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                       71,823

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                        3,508

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                       19,918

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                        5,339
Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.38
    End of period                                                                            $24.51
  Accumulation units outstanding
  at the end of period                                                                         253

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.82
    End of period                                                                            $21.74
  Accumulation units outstanding
  at the end of period                                                                         282






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.81
    End of period                                                                            $18.65
  Accumulation units outstanding
  at the end of period                                                                         236

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $14.30
  Accumulation units outstanding
  at the end of period                                                                         552

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.04
    End of period                                                                            $17.14
  Accumulation units outstanding
  at the end of period                                                                         429






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.50
    End of period                                                                            $34.24
  Accumulation units outstanding
  at the end of period                                                                         82

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.58
    End of period                                                                            $17.64
  Accumulation units outstanding
  at the end of period                                                                         660

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.26
    End of period                                                                            $18.21
  Accumulation units outstanding
  at the end of period                                                                         741






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.88
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                         239

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $13.71
  Accumulation units outstanding
  at the end of period                                                                         179

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                         290

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.11
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                        1,226

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                         187

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.92
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                         420

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.81
    End of period                                                                            $17.25
  Accumulation units outstanding
  at the end of period                                                                         786






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                         341

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.27
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                        1,123

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $13.15
  Accumulation units outstanding
  at the end of period                                                                         140

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                         990

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.83
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $12.14
  Accumulation units outstanding
  at the end of period                                                                         886

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.94
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                         169

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.11
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                         309






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.22
    End of period                                                                            $18.76
  Accumulation units outstanding
  at the end of period                                                                         98

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.10
    End of period                                                                            $22.20
  Accumulation units outstanding
  at the end of period                                                                         297

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $11.39
  Accumulation units outstanding
  at the end of period                                                                         809

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.47
  Accumulation units outstanding
  at the end of period                                                                         949

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                        8,922

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.86
  Accumulation units outstanding
  at the end of period                                                                        8,390

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.77
    End of period                                                                             $8.06
  Accumulation units outstanding
  at the end of period                                                                       12,705

JNL/FMR Capital Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.61
    End of period                                                                            $19.99
  Accumulation units outstanding
  at the end of period                                                                         40

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.37
    End of period                                                                            $24.49
  Accumulation units outstanding
  at the end of period                                                                         459

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.81
    End of period                                                                            $21.73
  Accumulation units outstanding
  at the end of period                                                                        6,394






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.92
    End of period                                                                            $18.64
  Accumulation units outstanding
  at the end of period                                                                         164

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $11.26
  Accumulation units outstanding
  at the end of period                                                                       46,246

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                         86

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.03
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                       14,453






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.18
    End of period                                                                            $24.52
  Accumulation units outstanding
  at the end of period                                                                         512

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.49
    End of period                                                                            $34.23
  Accumulation units outstanding
  at the end of period                                                                        1,138

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.03
    End of period                                                                            $13.37
  Accumulation units outstanding
  at the end of period                                                                         352

JNL/Alger Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.66
    End of period                                                                            $17.63
  Accumulation units outstanding
  at the end of period                                                                         46

JNL/Eagle Core Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.64
    End of period                                                                            $16.12
  Accumulation units outstanding
  at the end of period                                                                         128

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.25
    End of period                                                                            $18.20
  Accumulation units outstanding
  at the end of period                                                                         607






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                        1,337

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.88
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                        4,958

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.65
  Accumulation units outstanding
  at the end of period                                                                       13,568

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.06
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                        5,624

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $13.71
  Accumulation units outstanding
  at the end of period                                                                        5,853

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.64
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                         441

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                       12,949

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                        5,605

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                        8,168

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.11
    End of period                                                                            $14.07
  Accumulation units outstanding
  at the end of period                                                                         141

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.81
    End of period                                                                            $17.24
  Accumulation units outstanding
  at the end of period                                                                        2,696






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                         290

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.27
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                        6,659

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $8.45
  Accumulation units outstanding
  at the end of period                                                                       14,073

JNL/Putnam Midcap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.01
    End of period                                                                             $7.96
  Accumulation units outstanding
  at the end of period                                                                         771

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $13.15
  Accumulation units outstanding
  at the end of period                                                                        2,125

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $12.19
  Accumulation units outstanding
  at the end of period                                                                        3,628

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.81
    End of period                                                                            $17.03
  Accumulation units outstanding
  at the end of period                                                                         197

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                       17,925

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                       11,434

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $18.72
  Accumulation units outstanding
  at the end of period                                                                        7,984

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                        1,068

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.10
    End of period                                                                            $22.20
  Accumulation units outstanding
  at the end of period                                                                        2,272

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                       15,000

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $12.28
  Accumulation units outstanding
  at the end of period                                                                         122

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $11.39
  Accumulation units outstanding
  at the end of period                                                                         605

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.06
    End of period                                                                            $11.52
  Accumulation units outstanding
  at the end of period                                                                        6,056

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.46
  Accumulation units outstanding
  at the end of period                                                                         102

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.47
  Accumulation units outstanding
  at the end of period                                                                       11,529

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                       96,053

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.86
  Accumulation units outstanding
  at the end of period                                                                        7,014

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                       10,987

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                         993
Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                       13,150

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.62
    End of period                                                                            $21.51
  Accumulation units outstanding
  at the end of period                                                                         328






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.22
    End of period                                                                            $33.88
  Accumulation units outstanding
  at the end of period                                                                         125

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                         576

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.02
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                         531

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $4.78
    End of period                                                                             $5.43
  Accumulation units outstanding
  at the end of period                                                                        2,247

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $10.75
  Accumulation units outstanding
  at the end of period                                                                         389

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $11.93
  Accumulation units outstanding
  at the end of period                                                                         870

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                         375

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                        1,827

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $7.24
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                        1,356

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.61
    End of period                                                                            $21.50
  Accumulation units outstanding
  at the end of period                                                                        1,023






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.11
    End of period                                                                            $11.14
  Accumulation units outstanding
  at the end of period                                                                         993

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.13
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                         142

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.86
    End of period                                                                            $16.95
  Accumulation units outstanding
  at the end of period                                                                         119






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $22.96
    End of period                                                                            $24.26
  Accumulation units outstanding
  at the end of period                                                                         449

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.20
    End of period                                                                            $33.87
  Accumulation units outstanding
  at the end of period                                                                         324

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $17.11
    End of period                                                                            $18.03
  Accumulation units outstanding
  at the end of period                                                                         451






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.03
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                        1,200

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.01
    End of period                                                                            $13.65
  Accumulation units outstanding
  at the end of period                                                                        1,360

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.01
    End of period                                                                            $13.03
  Accumulation units outstanding
  at the end of period                                                                        1,006

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.13
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                         944

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.88
    End of period                                                                            $14.61
  Accumulation units outstanding
  at the end of period                                                                         944

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $17.11
  Accumulation units outstanding
  at the end of period                                                                         304






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $10.73
  Accumulation units outstanding
  at the end of period                                                                        1,142

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.18
    End of period                                                                            $12.12
  Accumulation units outstanding
  at the end of period                                                                         166

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $8.40
  Accumulation units outstanding
  at the end of period                                                                        2,752

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $12.14
  Accumulation units outstanding
  at the end of period                                                                         912

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $12.03
  Accumulation units outstanding
  at the end of period                                                                        1,429

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.85
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                        1,124

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.10
    End of period                                                                            $18.60
  Accumulation units outstanding
  at the end of period                                                                         680

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.01
    End of period                                                                            $22.04
  Accumulation units outstanding
  at the end of period                                                                        2,828

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.18
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                        2,417

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.14
    End of period                                                                            $11.52
  Accumulation units outstanding
  at the end of period                                                                         357

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.45
  Accumulation units outstanding
  at the end of period                                                                        1,025

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.45
  Accumulation units outstanding
  at the end of period                                                                        4,960

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                       11,339

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                        2,051

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.21
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                       13,083
Accumulation Unit Values
Contract with Endorsements - 2.405%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $23.03
    End of period                                                                            $24.22
  Accumulation units outstanding
  at the end of period                                                                         182

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.42
    End of period                                                                            $21.49
  Accumulation units outstanding
  at the end of period                                                                         199






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $11.14
  Accumulation units outstanding
  at the end of period                                                                         188

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.95
    End of period                                                                            $16.94
  Accumulation units outstanding
  at the end of period                                                                         368






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $24.73
    End of period                                                                            $24.24
  Accumulation units outstanding
  at the end of period                                                                         90

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.11
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                         476

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.72
    End of period                                                                            $13.96
  Accumulation units outstanding
  at the end of period                                                                         153

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.10
    End of period                                                                            $17.10
  Accumulation units outstanding
  at the end of period                                                                         250






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.23
    End of period                                                                            $12.12
  Accumulation units outstanding
  at the end of period                                                                         170

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.83
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                         330

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $12.13
  Accumulation units outstanding
  at the end of period                                                                         370

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.52
    End of period                                                                            $21.40
  Accumulation units outstanding
  at the end of period                                                                        2,625






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                         634

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.08
  Accumulation units outstanding
  at the end of period                                                                         594

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.79
    End of period                                                                            $16.87
  Accumulation units outstanding
  at the end of period                                                                         728






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $29.08
    End of period                                                                            $33.70
  Accumulation units outstanding
  at the end of period                                                                         576

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.53
    End of period                                                                            $12.20
  Accumulation units outstanding
  at the end of period                                                                        1,955

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $10.38
  Accumulation units outstanding
  at the end of period                                                                         120

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $13.63
  Accumulation units outstanding
  at the end of period                                                                         92

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                        2,658

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.97
    End of period                                                                            $12.98
  Accumulation units outstanding
  at the end of period                                                                        1,188

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.12
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                         96

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.86
    End of period                                                                            $14.58
  Accumulation units outstanding
  at the end of period                                                                        5,726

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                         118

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.14
    End of period                                                                            $12.09
  Accumulation units outstanding
  at the end of period                                                                        1,008

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $8.37
  Accumulation units outstanding
  at the end of period                                                                         443

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                        2,117






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                         260

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.75
    End of period                                                                            $16.95
  Accumulation units outstanding
  at the end of period                                                                         283

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                        1,802

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.83
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                        1,358

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.06
    End of period                                                                            $18.54
  Accumulation units outstanding
  at the end of period                                                                         890

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.18
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                       10,329

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                        1,787

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.81
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        4,006

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.16
    End of period                                                                            $12.64
  Accumulation units outstanding
  at the end of period                                                                         375

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                         268

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                        1,715

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.45
  Accumulation units outstanding
  at the end of period                                                                       28,025

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                       31,338

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                        2,014

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.27
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                        2,225
Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.53
    End of period                                                                            $12.20
  Accumulation units outstanding
  at the end of period                                                                       19,871

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.97
    End of period                                                                            $13.91
  Accumulation units outstanding
  at the end of period                                                                         760

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                        1,882

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                       10,949

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.22
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                        5,760

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                         944

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.23
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        1,827

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $15.44
  Accumulation units outstanding
  at the end of period                                                                       23,254

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                        5,970

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.49
    End of period                                                                            $12.15
  Accumulation units outstanding
  at the end of period                                                                        8,713

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.41
    End of period                                                                            $21.27
  Accumulation units outstanding
  at the end of period                                                                         905






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $11.02
  Accumulation units outstanding
  at the end of period                                                                        4,619

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.99
    End of period                                                                            $13.99
  Accumulation units outstanding
  at the end of period                                                                        2,277

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.70
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                        5,108






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $22.74
    End of period                                                                            $24.00
  Accumulation units outstanding
  at the end of period                                                                         826

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.92
    End of period                                                                            $33.51
  Accumulation units outstanding
  at the end of period                                                                         364

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.97
    End of period                                                                            $17.86
  Accumulation units outstanding
  at the end of period                                                                         542






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.49
    End of period                                                                            $12.15
  Accumulation units outstanding
  at the end of period                                                                        2,101

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                        2,646

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.97
    End of period                                                                            $13.60
  Accumulation units outstanding
  at the end of period                                                                        3,065

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $11.23
  Accumulation units outstanding
  at the end of period                                                                        2,307

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.93
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                        2,895

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.10
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                        2,869

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                        4,069

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.93
    End of period                                                                            $13.86
  Accumulation units outstanding
  at the end of period                                                                         703

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.59
    End of period                                                                            $16.97
  Accumulation units outstanding
  at the end of period                                                                        1,543






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                        4,998

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.10
    End of period                                                                            $12.04
  Accumulation units outstanding
  at the end of period                                                                         795

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.90
    End of period                                                                             $8.34
  Accumulation units outstanding
  at the end of period                                                                        8,227

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.26
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                        2,507

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $12.08
  Accumulation units outstanding
  at the end of period                                                                        1,551

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.73
    End of period                                                                            $16.92
  Accumulation units outstanding
  at the end of period                                                                         756

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $11.95
  Accumulation units outstanding
  at the end of period                                                                        6,220

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $10.70
  Accumulation units outstanding
  at the end of period                                                                        5,951

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.83
    End of period                                                                             $9.78
  Accumulation units outstanding
  at the end of period                                                                         962






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.01
    End of period                                                                            $18.48
  Accumulation units outstanding
  at the end of period                                                                        2,759

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.21
    End of period                                                                             $5.40
  Accumulation units outstanding
  at the end of period                                                                         130

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $10.68
  Accumulation units outstanding
  at the end of period                                                                         221

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $21.91
  Accumulation units outstanding
  at the end of period                                                                         22

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                        4,103

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                         194

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.30
  Accumulation units outstanding
  at the end of period                                                                        2,232

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.51
  Accumulation units outstanding
  at the end of period                                                                         103

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.20
  Accumulation units outstanding
  at the end of period                                                                         448

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                        7,468

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                       42,810

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.73
  Accumulation units outstanding
  at the end of period                                                                       18,612

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.41
  Accumulation units outstanding
  at the end of period                                                                        8,418
Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.32
    End of period                                                                            $21.17
  Accumulation units outstanding
  at the end of period                                                                         485






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.95
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                        1,107

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.93
    End of period                                                                            $13.93
  Accumulation units outstanding
  at the end of period                                                                         859

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.63
    End of period                                                                            $16.69
  Accumulation units outstanding
  at the end of period                                                                         597






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.80
    End of period                                                                            $33.35
  Accumulation units outstanding
  at the end of period                                                                         397

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.96
    End of period                                                                            $13.58
  Accumulation units outstanding
  at the end of period                                                                         623

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $11.19
  Accumulation units outstanding
  at the end of period                                                                        1,825

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.88
    End of period                                                                             $8.32
  Accumulation units outstanding
  at the end of period                                                                        2,208

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $11.92
  Accumulation units outstanding
  at the end of period                                                                         974

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                        1,521

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.97
    End of period                                                                            $18.42
  Accumulation units outstanding
  at the end of period                                                                         622

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.20
    End of period                                                                             $5.38
  Accumulation units outstanding
  at the end of period                                                                        7,093

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                        1,228

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.17
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                        2,749

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.11
    End of period                                                                            $12.56
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.20
  Accumulation units outstanding
  at the end of period                                                                        1,172

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                         211

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.95
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                       40,235

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.92
    End of period                                                                            $13.91
  Accumulation units outstanding
  at the end of period                                                                         264

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.62
    End of period                                                                            $16.68
  Accumulation units outstanding
  at the end of period                                                                         423






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.78
    End of period                                                                            $33.33
  Accumulation units outstanding
  at the end of period                                                                         94

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $12.10
  Accumulation units outstanding
  at the end of period                                                                        5,457

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                        5,210

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.96
    End of period                                                                            $13.57
  Accumulation units outstanding
  at the end of period                                                                        1,440

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                         286

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.88
    End of period                                                                            $12.88
  Accumulation units outstanding
  at the end of period                                                                         677

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.08
    End of period                                                                            $12.95
  Accumulation units outstanding
  at the end of period                                                                        1,490

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.82
    End of period                                                                            $14.52
  Accumulation units outstanding
  at the end of period                                                                        2,638

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.88
    End of period                                                                            $13.80
  Accumulation units outstanding
  at the end of period                                                                         221

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.54
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                         182






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                        2,461

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                         921

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.88
    End of period                                                                             $8.31
  Accumulation units outstanding
  at the end of period                                                                        5,124

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $11.92
  Accumulation units outstanding
  at the end of period                                                                        5,341

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                        4,012

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.97
    End of period                                                                            $18.42
  Accumulation units outstanding
  at the end of period                                                                        2,688

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $5.19
    End of period                                                                             $5.37
  Accumulation units outstanding
  at the end of period                                                                        1,241

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.07
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                         309

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.88
    End of period                                                                            $21.84
  Accumulation units outstanding
  at the end of period                                                                         455

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                        5,116

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.95
    End of period                                                                            $12.16
  Accumulation units outstanding
  at the end of period                                                                         252

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.96
    End of period                                                                            $11.20
  Accumulation units outstanding
  at the end of period                                                                        1,082

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                         113

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                        5,650

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                       71,770

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                        2,506

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                        2,708

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.22
    End of period                                                                            $21.06
  Accumulation units outstanding
  at the end of period                                                                         294






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                        2,444

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.55
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                         449






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.66
    End of period                                                                            $33.17
  Accumulation units outstanding
  at the end of period                                                                        1,606

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $17.71
  Accumulation units outstanding
  at the end of period                                                                         104






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $13.55
  Accumulation units outstanding
  at the end of period                                                                         183

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                         338

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         189

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.80
    End of period                                                                            $14.49
  Accumulation units outstanding
  at the end of period                                                                         445

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.49
    End of period                                                                            $16.85
  Accumulation units outstanding
  at the end of period                                                                         110






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                         350

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.01
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                         157

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $8.29
  Accumulation units outstanding
  at the end of period                                                                        5,473

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $16.87
  Accumulation units outstanding
  at the end of period                                                                        3,264

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        5,121

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $10.64
  Accumulation units outstanding
  at the end of period                                                                        2,569

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                         312






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.93
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                        2,702

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $21.78
  Accumulation units outstanding
  at the end of period                                                                        4,261

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                       11,355

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                         548

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                        1,947

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.42
  Accumulation units outstanding
  at the end of period                                                                       20,095

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                        3,288

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A




Accumulation Unit Values
Contract with Endorsements - 2.595%


Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $20.22
    End of period                                                                            $21.06
  Accumulation units outstanding
  at the end of period                                                                         294






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                        2,444

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.55
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                         449






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.66
    End of period                                                                            $33.17
  Accumulation units outstanding
  at the end of period                                                                        1,606

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $17.71
  Accumulation units outstanding
  at the end of period                                                                         104






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $13.55
  Accumulation units outstanding
  at the end of period                                                                         183

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                         338

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         189

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.80
    End of period                                                                            $14.49
  Accumulation units outstanding
  at the end of period                                                                         445

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.49
    End of period                                                                            $16.85
  Accumulation units outstanding
  at the end of period                                                                         110






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                         350

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.01
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                         157

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $8.29
  Accumulation units outstanding
  at the end of period                                                                        5,473

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $16.87
  Accumulation units outstanding
  at the end of period                                                                        3,264

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                        5,121

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $10.64
  Accumulation units outstanding
  at the end of period                                                                        2,569

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                         312






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.93
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                        2,702

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $21.78
  Accumulation units outstanding
  at the end of period                                                                        4,261

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                       11,355

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                         548

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                        1,947

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.42
  Accumulation units outstanding
  at the end of period                                                                       20,095

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                        3,288

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                        2,298

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.86
    End of period                                                                            $13.84
  Accumulation units outstanding
  at the end of period                                                                        2,280

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.54
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                        1,902






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.70
  Accumulation units outstanding
  at the end of period                                                                         585






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.97
    End of period                                                                            $10.32
  Accumulation units outstanding
  at the end of period                                                                         307

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $13.55
  Accumulation units outstanding
  at the end of period                                                                         896

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                        2,460

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.80
    End of period                                                                            $14.49
  Accumulation units outstanding
  at the end of period                                                                         229

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.48
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         533






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $10.64
  Accumulation units outstanding
  at the end of period                                                                         293

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.85
    End of period                                                                             $8.29
  Accumulation units outstanding
  at the end of period                                                                       26,611

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                       20,560

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $10.64
  Accumulation units outstanding
  at the end of period                                                                       20,900

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                        7,377

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.83
    End of period                                                                            $21.76
  Accumulation units outstanding
  at the end of period                                                                         714

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                       20,311

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                         652

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.42
  Accumulation units outstanding
  at the end of period                                                                       11,797

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                       124,349

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                         215

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.39
    End of period                                                                            $16.43
  Accumulation units outstanding
  at the end of period                                                                         84






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                        3,139

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.91
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                         687

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.75
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                        1,613

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                         718

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.76
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                        1,210

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                         874

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                         115

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.81
    End of period                                                                             $8.24
  Accumulation units outstanding
  at the end of period                                                                        2,542

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.52
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                        1,894

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.68
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                        2,072

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $18.24
  Accumulation units outstanding
  at the end of period                                                                        1,075

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.03
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                        1,562

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.40
  Accumulation units outstanding
  at the end of period                                                                         982

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        1,805

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                        4,300

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.40
  Accumulation units outstanding
  at the end of period                                                                         957

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.71
  Accumulation units outstanding
  at the end of period                                                                        4,298

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.42
    End of period                                                                            $20.61
  Accumulation units outstanding
  at the end of period                                                                         22






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.57
    End of period                                                                            $13.56
  Accumulation units outstanding
  at the end of period                                                                         54

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.20
    End of period                                                                            $16.24
  Accumulation units outstanding
  at the end of period                                                                         13






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $28.02
    End of period                                                                            $32.47
  Accumulation units outstanding
  at the end of period                                                                          7

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $17.38
  Accumulation units outstanding
  at the end of period                                                                         13






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                         23

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.52
    End of period                                                                            $12.63
  Accumulation units outstanding
  at the end of period                                                                         63

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                         18

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.72
    End of period                                                                            $14.38
  Accumulation units outstanding
  at the end of period                                                                         50

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.10
    End of period                                                                            $16.58
  Accumulation units outstanding
  at the end of period                                                                         23






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                         83

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                         19

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                         24

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.81
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                         18

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                         48

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $10.50
  Accumulation units outstanding
  at the end of period                                                                         29

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                             $9.60
  Accumulation units outstanding
  at the end of period                                                                         24






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                         42

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $10.68
  Accumulation units outstanding
  at the end of period                                                                        6,599

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.55
    End of period                                                                            $17.37
  Accumulation units outstanding
  at the end of period                                                                         711






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                        1,087

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.27
    End of period                                                                            $16.58
  Accumulation units outstanding
  at the end of period                                                                         757






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        3,111

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.75
    End of period                                                                            $18.12
  Accumulation units outstanding
  at the end of period                                                                        1,319

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                         237

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.02
    End of period                                                                            $11.62
  Accumulation units outstanding
  at the end of period                                                                         214

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.66
    End of period                                                                            $21.49
  Accumulation units outstanding
  at the end of period                                                                         568

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                            $12.35
  Accumulation units outstanding
  at the end of period                                                                        1,416

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                        1,105

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                        1,761

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $15.38
  Accumulation units outstanding
  at the end of period                                                                        2,512

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $11.79
  Accumulation units outstanding
  at the end of period                                                                        1,593

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                         440

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                         598

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $10.38
  Accumulation units outstanding
  at the end of period                                                                         297

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.36
  Accumulation units outstanding
  at the end of period                                                                         464

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                         886

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.49
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                        1,054

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $10.68
  Accumulation units outstanding
  at the end of period                                                                        2,242

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                          3

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.84
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          4

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.17
    End of period                                                                            $16.45
  Accumulation units outstanding
  at the end of period                                                                          2






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $6.81
    End of period                                                                             $7.70
  Accumulation units outstanding
  at the end of period                                                                          5

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.04
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                          3

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.29
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          4






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                          4

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          4

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.98
  Accumulation units outstanding
  at the end of period                                                                          3

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.23
    End of period                                                                            $11.12
  Accumulation units outstanding
  at the end of period                                                                          4

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $27.61
    End of period                                                                            $31.96
  Accumulation units outstanding
  at the end of period                                                                         93

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.84
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                         424

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $4.91
    End of period                                                                             $5.24
  Accumulation units outstanding
  at the end of period                                                                        1,641

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $10.37
  Accumulation units outstanding
  at the end of period                                                                         284

JNL/MCM Financial Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.68
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                         636

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.03
    End of period                                                                            $11.17
  Accumulation units outstanding
  at the end of period                                                                         265

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $15.34
  Accumulation units outstanding
  at the end of period                                                                       14,005

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.67
  Accumulation units outstanding
  at the end of period                                                                       11,165

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                        8,216

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                        9,381

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $18.42
    End of period                                                                            $19.97
  Accumulation units outstanding
  at the end of period                                                                         974






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                        2,470

JNL/Salomon Brothers Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.71
    End of period                                                                            $15.74
  Accumulation units outstanding
  at the end of period                                                                         619






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $27.85
    End of period                                                                            $31.45
  Accumulation units outstanding
  at the end of period                                                                         310

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $16.90
  Accumulation units outstanding
  at the end of period                                                                         577






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                         979

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.31
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                        2,890

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.00
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                         768

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $13.18
    End of period                                                                            $14.21
  Accumulation units outstanding
  at the end of period                                                                        2,069

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.10
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                        1,004






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                        3,734

JNL/Salomon Brothers High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.65
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                         850

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $12.23
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                        1,032

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $16.01
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                         781

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                        1,974

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.18
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                        1,257

JNL/MCM Consumer Brands Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                             $9.41
  Accumulation units outstanding
  at the end of period                                                                        1,034






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $11.02
  Accumulation units outstanding
  at the end of period                                                                        1,761

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A
Accumulation Unit Values
Contract with Endorsements - 3.10%

Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                        4,424

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM DowSM 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.23
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                        3,729

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Global 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                        2,973

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.18
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                        2,995

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Select Small-Cap Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $15.15
    End of period                                                                            $17.76
  Accumulation units outstanding
  at the end of period                                                                        2,054

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM  S&P(R) 10 Division(743)

  Accumulation unit value:
    Beginning of period                                                                       $8.83
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                        3,272

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2005

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                       18,934

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A



1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

            Consent of Independent Registered Public Accounting Firm




The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I


We consent to the use of our reports included herein on the consolidated financial statements of Jackson National Life Insurance Company dated March 7, 2006, and on the financial statements of Jackson National Separate Account I, dated March 24, 2006, and to the references to our firm under the heading "Services" in the Statement of Additional Information of the SEC Form N-4 Registration Statement.

Our report on the consolidated financial statements of Jackson National Life Insurance Company refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

/s/ KPMG

Chicago, Illinois
April 25, 2006

                       Jackson National Separate Account I


                            [JACKSON NATIONAL LOGO]

                              Financial Statements


                               December 31, 2005

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                     Fifth            Fifth Third         Fifth           Fifth Third
                                                  Third Balanced   Disciplined Value   Third Mid Cap      Quality Growth
                                                   VIP Portfolio     VIP Portfolio     VIP Portfolio      VIP Portfolio
                                                -----------------  -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                       $         138,646  $       6,339,347  $       2,722,413  $       5,254,949
Receivables:
   Dividend receivable                                         --                 --                 --                 --
   Investment securities sold                                  30              1,996                924              1,892
   Sub-account units sold                                      --                350                 --                  1
                                                -----------------  -----------------  -----------------  -----------------
TOTAL ASSETS                                              138,676          6,341,693          2,723,337          5,256,842
                                                -----------------  -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             --                350                 --                  1
   Sub-account units redeemed                                  24              1,700                798              1,645
   Insurance fees due to Jackson National Life                  6                296                126                247
                                                -----------------  -----------------  -----------------  -----------------
TOTAL LIABILITIES                                              30              2,346                924              1,893
                                                -----------------  -----------------  -----------------  -----------------
NET ASSETS (NOTE 7)                             $         138,646  $       6,339,347  $       2,722,413  $       5,254,949
----------------------------------------------  =================  =================  =================  =================


(a)  Investment shares                                     11,740            403,780            159,392            651,171
       Investments at cost                      $         139,425  $       5,879,034  $       2,366,509  $       4,737,121

                                                      JNL/             JNL/AIM             JNL/
                                                  AIM Large Cap       Real Estate      AIM Small Cap        JNL/Alger
                                                Growth Portfolio       Portfolio      Growth Portfolio   Growth Portfolio
                                                -----------------  -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                       $      77,264,739  $      23,176,602  $      45,043,273  $     157,539,730
Receivables:
   Dividend receivable                                         --                 --                 --                 --
   Investment securities sold                             101,380              8,510             17,961            202,427
   Sub-account units sold                                 174,551          1,032,844             55,721             49,203
                                                -----------------  -----------------  -----------------  -----------------
TOTAL ASSETS                                           77,540,670         24,217,956         45,116,955        157,791,360
                                                -----------------  -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                        174,551          1,032,844             55,721             49,203
   Sub-account units redeemed                              97,879              7,423             15,926            196,082
   Insurance fees due to Jackson National Life              3,501              1,087              2,035              6,345
                                                -----------------  -----------------  -----------------  -----------------
TOTAL LIABILITIES                                         275,931          1,041,354             73,682            251,630
                                                -----------------  -----------------  -----------------  -----------------
NET ASSETS (NOTE 7)                             $      77,264,739  $      23,176,602  $      45,043,273  $     157,539,730
----------------------------------------------  =================  =================  =================  =================


(a)  Investment shares                                  6,176,238          1,980,906          3,331,603          9,059,214
       Investments at cost                      $      66,924,200  $      22,064,602  $      38,498,065  $     142,873,703

                                                       JNL/
                                                Alliance Capital   JNL/Eagle Core
                                                Growth Portfolio   Equity Portfolio
                                                -----------------  -----------------
ASSETS
Investments, at value (a)                       $              --  $      80,193,473
Receivables:
   Dividend receivable                                         --                 --
   Investment securities sold                                  --            141,700
   Sub-account units sold                                      --             24,247
                                                -----------------  -----------------
TOTAL ASSETS                                                   --         80,359,420
                                                -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             --             24,247
   Sub-account units redeemed                                  --            138,322
   Insurance fees due to Jackson National Life                 --              3,378
                                                -----------------  -----------------
TOTAL LIABILITIES                                              --            165,947
                                                -----------------  -----------------
NET ASSETS (NOTE 7)                             $              --  $      80,193,473
----------------------------------------------  =================  =================


(a)  Investment shares                                         --          5,231,146
       Investments at cost                      $              --  $      73,163,994

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                      JNL/Eagle            JNL/FMR             JNL/FMR           JNL/Franklin
                                                      SmallCap            Balanced             Capital         Templeton Small Cap
                                                  Equity Portfolio        Portfolio        Growth Portfolio      Value Portfolio
                                                ----------------------------------------  -------------------  -------------------
ASSETS
Investments, at value (a)                       $        80,053,058  $       118,849,874  $       120,214,444  $        12,192,527
Receivables:
   Dividend receivable                                           --                   --                   --                   --
   Investment securities sold                               138,427               29,242              401,353                2,700
   Sub-account units sold                                    44,045                7,398                3,613              100,365
                                                -------------------  -------------------  -------------------  -------------------
TOTAL ASSETS                                             80,235,530          118,886,514          120,619,410           12,295,592
                                                -------------------  -------------------  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           44,045                7,398                3,613              100,365
   Sub-account units redeemed                               135,053               24,140              396,560                2,122
   Insurance fees due to Jackson National Life                3,374                5,102                4,793                  578
                                                -------------------  -------------------  -------------------  -------------------
TOTAL LIABILITIES                                           182,472               36,640              404,966              103,065
                                                -------------------  -------------------  -------------------  -------------------
NET ASSETS (NOTE 7)                             $        80,053,058  $       118,849,874  $       120,214,444  $        12,192,527
----------------------------------------------  ===================  ===================  ===================  ===================


(a)  Investment shares                                    3,976,804           10,775,147            7,246,199            1,105,397
       Investments at cost                      $        65,508,513  $       101,875,368  $       109,411,536  $        11,992,396

                                                  JNL/Goldman Sachs      JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                      Mid Cap            International         International          Mid Cap
                                                   Value Portfolio      Equity Portfolio     Value Portfolio      Value Portfolio
                                                 -------------------  -------------------  -------------------  -------------------
ASSETS
Investments, at value (a)                        $        22,285,018  $        88,044,355  $       116,827,707  $       162,241,093
Receivables:
   Dividend receivable                                            --                   --                   --                   --
   Investment securities sold                                 80,408              121,255              201,251              734,500
   Sub-account units sold                                     96,339              214,877            1,106,446              220,018
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL ASSETS                                              22,461,765           88,380,487          118,135,404          163,195,611
                                                 -------------------  -------------------  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                            96,339              214,877            1,106,446              220,018
   Sub-account units redeemed                                 79,379              117,548              195,860              727,086
   Insurance fees due to Jackson National Life                 1,029                3,707                5,391                7,414
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL LIABILITIES                                            176,747              336,132            1,307,697              954,518
                                                 -------------------  -------------------  -------------------  -------------------
NET ASSETS (NOTE 7)                              $        22,285,018  $        88,044,355  $       116,827,707  $       162,241,093
----------------------------------------------   ===================  ===================  ===================  ===================


(a)  Investment shares                                     1,956,542            7,318,733           10,678,949           11,982,355
       Investments at cost                       $        21,663,520  $        73,348,185  $        95,532,003  $       167,036,162

                                                      JNL/Lazard
                                                       Small Cap            JNL/MCM
                                                     Value Portfolio      25 Portfolio
                                                  -------------------  -------------------
ASSETS
Investments, at value (a)                         $       121,324,637  $       547,728,420
Receivables:
   Dividend receivable                                             --                   --
   Investment securities sold                                 552,248              638,473
   Sub-account units sold                                     147,721            1,878,821
                                                  -------------------  -------------------
TOTAL ASSETS                                              122,024,606          550,245,714
                                                  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                            147,721            1,878,821
   Sub-account units redeemed                                 546,714              613,265
   Insurance fees due to Jackson National Life                  5,534               25,208
                                                  -------------------  -------------------
TOTAL LIABILITIES                                             699,969            2,517,294
                                                  -------------------  -------------------
NET ASSETS (NOTE 7)                               $       121,324,637  $       547,728,420
----------------------------------------------    ===================  ===================


(a)  Investment shares                                      9,500,755           43,505,037
       Investments at cost                        $       123,016,964  $       493,049,506

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                                                                         JNL/MCM
                                                   JNL/MCM           JNL/MCM            JNL/MCM          Enhanced
                                                   Bond Index     Communications     Consumer Brands   S&P 500 Stock
                                                   Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    169,205,740  $     12,982,443  $     17,930,060  $     51,575,657
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                             69,465            96,808            55,578            16,885
   Sub-account units sold                                360,321               300           578,232           107,166
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         169,635,526        13,079,551        18,563,870        51,699,708
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       360,321               300           578,232           107,166
   Sub-account units redeemed                             61,341            96,244            54,810            14,565
   Insurance fees due to Jackson National Life             8,124               564               768             2,320
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        429,786            97,108           633,810           124,051
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    169,205,740  $     12,982,443  $     17,930,060  $     51,575,657
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                15,740,069         2,923,974         1,598,045         6,198,997
       Investments at cost                      $    169,504,585  $     14,945,341  $     17,013,181  $     50,000,647

                                                      JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                     Financial           Global          Healthcare      International
                                                  Sector Portfolio    15 Portfolio    Sector Portfolio  Index Portfolio
                                                  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                         $     37,388,115  $    639,571,558  $     73,968,937  $    270,319,167
Receivables:
   Dividend receivable                                          --                --                --                --
   Investment securities sold                              800,250           590,972           687,038           584,225
   Sub-account units sold                                   49,425         1,847,969           237,442           404,575
                                                  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                            38,237,790       642,010,499        74,893,417       271,307,967
                                                  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                          49,425         1,847,969           237,442           404,575
   Sub-account units redeemed                              798,542           561,439           683,686           571,478
   Insurance fees due to Jackson National Life               1,708            29,533             3,352            12,747
                                                  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                          849,675         2,438,941           924,480           988,800
                                                  ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                               $     37,388,115  $    639,571,558  $     73,968,937  $    270,319,167
----------------------------------------------    ================  ================  ================  ================


(a)  Investment shares                                   2,727,069        45,488,731         5,931,751        19,891,035
       Investments at cost                        $     32,900,110  $    517,021,382  $     70,408,069  $    252,671,262

                                                     JNL/MCM            JNL/MCM
                                                      JNL 5            Nasdaq(R)
                                                    Portfolio        15 Portfolio
                                                 ----------------  ----------------
ASSETS
Investments, at value (a)                        $  1,178,139,433  $     42,127,982
Receivables:
   Dividend receivable                                         --                --
   Investment securities sold                             871,405            11,661
   Sub-account units sold                               6,646,065           958,631
                                                 ----------------  ----------------
TOTAL ASSETS                                        1,185,656,903        43,098,274
                                                 ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                      6,646,065           958,631
   Sub-account units redeemed                             813,222             9,617
   Insurance fees due to Jackson National Life             58,183             2,044
                                                 ----------------  ----------------
TOTAL LIABILITIES                                       7,517,470           970,292
                                                 ----------------  ----------------
NET ASSETS (NOTE 7)                              $  1,178,139,433  $     42,127,982
----------------------------------------------   ================  ================


(a)  Investment shares                                 97,528,099         3,915,240
       Investments at cost                       $  1,108,925,986  $     40,685,012

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                    JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                                   Oil & Gas       S&P 400 MidCap      S&P 500        Select Small Cap
                                                Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    173,952,652  $    264,156,452  $    380,518,379  $    546,750,815
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                          2,559,769           540,694           888,887         1,617,336
   Sub-account units sold                                253,496           245,973           319,355         1,209,396
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         176,765,917       264,943,119       381,726,621       549,577,547
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       253,496           245,973           319,355         1,209,396
   Sub-account units redeemed                          2,551,067           528,164           870,887         1,592,063
   Insurance fees due to Jackson National Life             8,702            12,530            18,000            25,273
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                      2,813,265           786,667         1,208,242         2,826,732
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    173,952,652  $    264,156,452  $    380,518,379  $    546,750,815
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 6,900,145        18,589,476        35,629,062        25,161,105
       Investments at cost                      $    155,652,250  $    229,955,566  $    359,036,343  $    448,275,722

                                                     JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                    Small Cap        Technology          Dow (SM)          S&P(R)
                                                 Index Portfolio   Sector Portfolio    10 Portfolio      10 Portfolio
                                                 ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                        $    217,907,919  $     45,266,333  $    547,103,137  $    694,988,627
Receivables:
   Dividend receivable                                         --                --                --                --
   Investment securities sold                             297,043           892,933         2,140,034           901,063
   Sub-account units sold                                 191,787           353,393         1,021,189         1,525,011
                                                 ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                          218,396,749        46,512,659       550,264,360       697,414,701
                                                 ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        191,787           353,393         1,021,189         1,525,011
   Sub-account units redeemed                             286,602           890,951         2,114,858           869,217
   Insurance fees due to Jackson National Life             10,441             1,982            25,176            31,846
                                                 ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                         488,830         1,246,326         3,161,223         2,426,074
                                                 ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                              $    217,907,919  $     45,266,333  $    547,103,137  $    694,988,627
----------------------------------------------   ================  ================  ================  ================


(a)  Investment shares                                 16,213,387         7,219,511        55,769,943        46,926,984
       Investments at cost                       $    196,368,536  $     47,082,285  $    530,985,816  $    501,820,381

                                                    JNL/MCM           JNL/MCM
                                                  Value Line(R)         VIP
                                                  25 Portfolio       Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    451,872,792  $    225,951,268
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                            321,068           191,139
   Sub-account units sold                              2,922,142         2,184,822
                                                ----------------  ----------------
TOTAL ASSETS                                         455,116,002       228,327,229
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                     2,922,142         2,184,822
   Sub-account units redeemed                            299,353           180,186
   Insurance fees due to Jackson National Life            21,715            10,953
                                                ----------------  ----------------
TOTAL LIABILITIES                                      3,243,210         2,375,961
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    451,872,792  $    225,951,268
----------------------------------------------  ================  ================


(a)  Investment shares                                28,383,969        18,596,812
       Investments at cost                      $    381,948,648  $    210,814,614

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                JNL/Oppenheimer                         JNL/PIMCO
                                                 Global Growth     JNL/Oppenheimer    Total Return      JNL/Putnam
                                                   Portfolio      Growth Portfolio   Bond Portfolio   Equity Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    124,849,366  $     24,869,485  $    324,437,594  $    118,699,272
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                            712,791            38,666           349,139            95,192
   Sub-account units sold                                284,843            39,940           761,290               252
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         125,847,000        24,948,091       325,548,023       118,794,716
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       284,843            39,940           761,290               252
   Sub-account units redeemed                            707,244            37,554           334,364            90,553
   Insurance fees due to Jackson National Life             5,547             1,112            14,775             4,639
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        997,634            78,606         1,110,429            95,444
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    124,849,366  $     24,869,485  $    324,437,594  $    118,699,272
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 9,227,595         2,642,878        27,753,430         5,917,212
       Investments at cost                      $     98,152,204  $     22,089,782  $    331,336,856  $    115,664,921

                                                                                        JNL/              JNL/
                                                  JNL/Putnam         JNL/Putnam       S&P Managed       S&P Managed
                                                    Midcap          Value Equity      Aggressive       Conservative
                                                Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
                                                ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                       $     31,035,971  $    169,897,225  $    547,590,167  $     73,693,539
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                             28,840           109,039           763,619            22,005
   Sub-account units sold                                 54,713            57,755           200,377           388,897
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                          31,119,524       170,064,019       548,554,163        74,104,441
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        54,713            57,755           200,377           388,897
   Sub-account units redeemed                             27,470           102,318           740,010            18,248
   Insurance fees due to Jackson National Life             1,370             6,721            23,609             3,757
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                         83,553           166,794           963,996           410,902
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $     31,035,971  $    169,897,225  $    547,590,167  $     73,693,539
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 3,421,827         9,391,776        42,780,482         6,887,247
       Investments at cost                      $     25,377,355  $    150,973,415  $    470,546,277  $     71,766,486

                                                                       JNL/
                                                     JNL/           S&P Managed
                                                  S&P Managed        Moderate
                                                Growth Portfolio    Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    938,301,786  $    140,108,801
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                            697,798            81,173
   Sub-account units sold                                356,286           110,052
                                                ----------------  ----------------
TOTAL ASSETS                                         939,355,870       140,300,026
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       356,286           110,052
   Sub-account units redeemed                            656,024            73,906
   Insurance fees due to Jackson National Life            41,774             7,267
                                                ----------------  ----------------
TOTAL LIABILITIES                                      1,054,084           191,225
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    938,301,786  $    140,108,801
----------------------------------------------  ================  ================


(a)  Investment shares                                74,705,556        12,691,015
       Investments at cost                      $    841,201,064  $    134,834,412

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                       JNL/
                                                    S&P Managed           JNL/Salomon           JNL/Salomon
                                                     Moderate            Brothers High       Brothers Strategic
                                                  Growth Portfolio    Yield Bond Portfolio     Bond Portfolio
                                                --------------------  --------------------  --------------------
ASSETS
Investments, at value (a)                       $        759,012,984  $        209,498,579  $        187,198,601
Receivables:
   Dividend receivable                                            --                    --                    --
   Investment securities sold                                557,572               576,251               102,001
   Sub-account units sold                                  1,564,314               314,238             1,219,861
                                                --------------------  --------------------  --------------------
TOTAL ASSETS                                             761,134,870           210,389,068           188,520,463
                                                --------------------  --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                         1,564,314               314,238             1,219,861
   Sub-account units redeemed                                522,322               567,030                93,705
   Insurance fees due to Jackson National Life                35,250                 9,221                 8,296
                                                --------------------  --------------------  --------------------
TOTAL LIABILITIES                                          2,121,886               890,489             1,321,862
                                                --------------------  --------------------  --------------------
NET ASSETS (NOTE 7)                             $        759,012,984  $        209,498,579  $        187,198,601
----------------------------------------------  ====================  ====================  ====================


(a)  Investment shares                                    62,573,206            26,352,023            16,895,181
       Investments at cost                      $        698,383,976  $        222,045,599  $        191,811,303

                                                    JNL/Salomon
                                                     Brothers
                                                  U.S. Government             JNL/               JNL/Select
                                                     & Quality           Select Balanced           Global
                                                   Bond Portfolio          Portfolio          Growth Portfolio
                                                --------------------  --------------------  --------------------
ASSETS
Investments, at value (a)                       $        168,504,357  $        371,851,340  $        117,922,159
Receivables:
   Dividend receivable                                            --                    --                    --
   Investment securities sold                                205,739               484,631                81,014
   Sub-account units sold                                    915,875               177,047                10,076
                                                --------------------  --------------------  --------------------
TOTAL ASSETS                                             169,625,971           372,513,018           118,013,249
                                                --------------------  --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                           915,875               177,047                10,076
   Sub-account units redeemed                                198,648               469,068                76,425
   Insurance fees due to Jackson National Life                 7,091                15,563                 4,589
                                                --------------------  --------------------  --------------------
TOTAL LIABILITIES                                          1,121,614               661,678                91,090
                                                --------------------  --------------------  --------------------
NET ASSETS (NOTE 7)                             $        168,504,357  $        371,851,340  $        117,922,159
----------------------------------------------  ====================  ====================  ====================


(a)  Investment shares                                    15,221,713            23,609,609             5,991,980
       Investments at cost                      $        175,066,268  $        353,671,792  $        131,316,199

                                                     JNL/Select             JNL/                  JNL/              JNL/T. Rowe
                                                      Large Cap         Select Money         Select Value        Price Established
                                                  Growth Portfolio    Market Portfolio         Portfolio         Growth Portfolio
                                                -------------------- -------------------- -------------------- --------------------
ASSETS
Investments, at value (a)                       $        165,960,733 $        129,672,347 $         79,287,855 $        345,756,304
Receivables:
   Dividend receivable                                            --               24,857                   --                   --
   Investment securities sold                                 99,505            3,186,217               40,681              239,006
   Sub-account units sold                                      5,921              121,217               20,733              403,971
                                                -------------------- -------------------- -------------------- --------------------
TOTAL ASSETS                                             166,066,159          133,004,638           79,349,269          346,399,281
                                                -------------------- -------------------- -------------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                             5,921              121,217               20,733              403,971
   Sub-account units redeemed                                 92,869            3,179,853               37,126              224,676
   Insurance fees due to Jackson National Life                 6,636                6,364                3,555               14,330
                                                -------------------- -------------------- -------------------- --------------------
TOTAL LIABILITIES                                            105,426            3,307,434               61,414              642,977
                                                -------------------- -------------------- -------------------- --------------------
NET ASSETS (NOTE 7)                             $        165,960,733 $        129,697,204 $         79,287,855 $        345,756,304
----------------------------------------------  ==================== ==================== ==================== ====================


(a)  Investment shares                                     8,044,631          129,672,347            4,691,589           17,785,818
       Investments at cost                      $        161,325,222 $        129,671,827 $         74,879,952 $        285,856,524

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                  JNL/T. Rowe          JNL/
                                                 Price Mid-Cap     T. Rowe Price
                                                Growth Portfolio  Value Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    380,759,492  $    254,751,384
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                          1,623,797         1,080,960
   Sub-account units sold                                824,504           139,190
                                                ----------------  ----------------
TOTAL ASSETS                                         383,207,793       255,971,534
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       824,504           139,190
   Sub-account units redeemed                          1,607,812         1,069,695
   Insurance fees due to Jackson National Life            15,985            11,265
                                                ----------------  ----------------
TOTAL LIABILITIES                                      2,448,301         1,220,150
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    380,759,492  $    254,751,384
----------------------------------------------  ================  ================


(a)  Investment shares                                12,846,137        18,274,848
       Investments at cost                      $    306,473,434  $    221,696,883

                        See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                  Fifth               Fifth Third              Fifth               Fifth Third
                                              Third Balanced        Disciplined Value       Third Mid Cap        Quality Growth
                                               VIP Portfolio          VIP Portfolio         VIP Portfolio         VIP Portfolio
                                             -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $             2,277   $            74,243   $             2,231   $             1,267
                                             -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                              2,191                92,824                38,883                76,422
                                             -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                             2,191                92,824                38,883                76,422
                                             -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                                  86               (18,581)              (36,652)              (75,155)
                                             -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 3,550                    --                    --                    --
   Investments                                               260                74,630                47,058                50,081
Net change in unrealized appreciation
   (depreciation) on investments                          (3,487)              205,863               202,522               292,324
                                             -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      323               280,493               249,580               342,405
                                             -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $               409   $           261,912   $           212,928   $           267,250
-------------------------------------------  ===================   ===================   ===================   ===================

                                                   JNL/                 JNL/AIM                 JNL/
                                               AIM Large Cap          Real Estate           AIM Small Cap           JNL/Alger
                                              Growth Portfolio        Portfolio (a)        Growth Portfolio      Growth Portfolio
                                             -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $            24,810   $                --     $              --   $           158,183
                                             -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                          1,111,673               148,776               677,608             2,211,869
                                             -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                         1,111,673               148,776               677,608             2,211,869
                                             -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                          (1,086,863)             (148,776)             (677,608)           (2,053,686)
                                             -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --                    --                    --                    --
   Investments                                         1,976,279                86,499             1,916,839               549,784
Net change in unrealized appreciation
   (depreciation) on investments                       3,215,313             1,112,000             1,507,199            16,394,972
                                             -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                5,191,592             1,198,499             3,424,038            16,944,756
                                             -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $         4,104,729   $         1,049,723   $         2,746,430   $        14,891,070
-------------------------------------------  ===================   ===================   ===================   ===================

                                                   JNL/
                                              Alliance Capital       JNL/Eagle Core
                                             Growth Portfolio (b)   Equity Portfolio
                                             -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $             9,876   $           700,156
                                             -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                            133,968             1,225,002
                                             -------------------   -------------------
TOTAL EXPENSES                                           133,968             1,225,002
                                             -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                            (124,092)             (524,846)
                                             -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --                    --
   Investments                                          (166,076)            1,428,803
Net change in unrealized appreciation
   (depreciation) on investments                      (2,166,685)              396,241
                                             -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (2,332,761)            1,825,044
                                             -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $        (2,456,853)  $         1,300,198
-------------------------------------------  ===================   ===================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                JNL/Eagle             JNL/FMR                JNL/FMR             JNL/Franklin
                                                SmallCap              Balanced               Capital          Templeton Small Cap
                                             Equity Portfolio         Portfolio          Growth Portfolio     Value Portfolio (a)
                                            -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $                --   $             9,237   $           332,628   $                --
                                            -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                         1,227,921             1,641,619             1,754,300                68,566
                                            -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                        1,227,921             1,641,619             1,754,300                68,566
                                            -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                         (1,227,921)           (1,632,382)           (1,421,672)              (68,566)
                                            -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            1,355,000                    --                    --                    --
   Investments                                        6,020,963             2,321,999             1,016,015               (25,967)
Net change in unrealized appreciation
   on investments                                    (5,816,698)            8,253,628             5,268,464               200,130
                                            -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               1,559,265            10,575,627             6,284,479               174,163
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $           331,344   $         8,943,245   $         4,862,807   $           105,597
                                            ===================   ===================   ===================   ===================

                                             JNL/Goldman Sachs       JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                 Mid Cap             International        International           Mid Cap
                                            Value Portfolio (a)    Equity Portfolio      Value Portfolio       Value Portfolio
                                            -------------------   -------------------  -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $                --   $         1,371,328  $           396,053   $        15,022,452
                                            -------------------   -------------------  -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                           117,225             1,182,928            1,465,706             2,394,256
                                            -------------------   -------------------  -------------------   -------------------
TOTAL EXPENSES                                          117,225             1,182,928            1,465,706             2,394,256
                                            -------------------   -------------------  -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                           (117,225)              188,400           (1,069,653)           12,628,196
                                            -------------------   -------------------  -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   --                    --              392,686             9,732,079
   Investments                                           29,546             3,082,684            5,169,954             4,863,470
Net change in unrealized appreciation
   on investments                                       621,498             3,823,116           10,256,695           (16,355,304)
                                            -------------------   -------------------  -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 651,044             6,905,800           15,819,335            (1,759,755)
                                            -------------------   -------------------  -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $           533,819   $         7,094,200  $        14,749,682   $        10,868,441
                                            ===================   ===================  ===================   ===================

                                                JNL/Lazard
                                                 Small Cap             JNL/MCM
                                              Value Portfolio        25 Portfolio
                                            -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $         6,194,108   $                --
                                            -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                         1,867,597             7,909,939
                                            -------------------   -------------------
TOTAL EXPENSES                                        1,867,597             7,909,939
                                            -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                          4,326,511            (7,909,939)
                                            -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            8,102,675                    --
   Investments                                        3,904,627            15,884,524
Net change in unrealized appreciation
   on investments                                   (12,964,424)          (27,752,596)
                                            -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (957,122)          (11,868,072)
                                            -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $         3,369,389   $       (19,778,011)
                                            ===================   ===================

(a)  Commencement of operations May 2, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                                                                           JNL/MCM
                                                   JNL/MCM            JNL/MCM            JNL/MCM           Enhanced
                                                  Bond Index       Communications     Consumer Brands    S&P 500 Stock
                                                  Portfolio       Sector Portfolio   Sector Portfolio   Index Portfolio
                                               ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $      4,033,342   $      1,380,902   $        280,344   $      3,156,848
                                               ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         2,379,067            226,484            252,966            848,947
                                               ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                        2,379,067            226,484            252,966            848,947
                                               ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                          1,654,275          1,154,418             27,378          2,307,901
                                               ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies              252,077             35,228            155,209          1,687,254
   Investments                                          694,017         (1,378,142)           514,385          2,789,478
Net change in unrealized appreciation
   (depreciation) on investments                     (2,499,870)            32,496         (1,300,084)        (5,767,261)
                                               ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (1,553,776)        (1,310,418)          (630,490)        (1,290,529)
                                               ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $        100,499   $       (156,000)  $       (603,112)  $      1,017,372
---------------------------------------------  ================   ================   ================   ================


                                                   JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM
                                                  Financial            Global          Healthcare         International
                                               Sector Portfolio     15 Portfolio     Sector Portfolio    Index Portfolio
                                               ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $        570,634   $             --   $        461,366   $      6,109,153
                                               ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                           498,791          8,283,148            893,004          3,502,726
                                               ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                          498,791          8,283,148            893,004          3,502,726
                                               ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                             71,843         (8,283,148)          (431,638)         2,606,427
                                               ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies               12,816                 --             66,420         27,012,281
   Investments                                        1,459,015         18,935,075            959,839          8,253,773
Net change in unrealized appreciation
   (depreciation) on investments                        (69,796)        38,425,818          2,422,306        (11,469,310)
                                               ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               1,402,035         57,360,893          3,448,565         23,796,744
                                               ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      1,473,878   $     49,077,745   $      3,016,927   $     26,403,171
---------------------------------------------  ================   ================   ================   ================

                                                   JNL/MCM            JNL/MCM
                                                    JNL 5             Nasdaq(R)
                                                  Portfolio          15 Portfolio
                                               ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $        278,489   $             --
                                               ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         9,348,076            397,448
                                               ----------------   ----------------
TOTAL EXPENSES                                        9,348,076            397,448
                                               ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                         (9,069,587)          (397,448)
                                               ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies                   --                 --
   Investments                                        4,036,935             97,326
Net change in unrealized appreciation
   (depreciation) on investments                     66,139,627          1,005,726
                                               ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              70,176,562          1,103,052
                                               ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     61,106,975   $        705,604
---------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                         JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                                        Oil & Gas       S&P 400 MidCap       S&P 500         Select Small Cap
                                                     Sector Portfolio  Index Portfolio    Index Portfolio       Portfolio
                                                     ----------------  ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $      3,284,721  $      3,428,741   $      4,567,375   $             --
                                                     ----------------  ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               2,088,676         3,703,508          5,571,888          7,253,367
                                                     ----------------  ----------------   ----------------   ----------------
TOTAL EXPENSES                                              2,088,676         3,703,508          5,571,888          7,253,367
                                                     ----------------  ----------------   ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                                1,196,045          (274,767)        (1,004,513)        (7,253,367)
                                                     ----------------  ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    582,317         8,411,883         10,827,382                 --
   Investments                                             13,419,378         8,640,700          6,694,798         15,160,105
Net change in unrealized appreciation
   (depreciation) on investments                           11,192,442         5,412,581         (6,642,831)        30,022,035
                                                     ----------------  ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    25,194,137        22,465,164         10,879,349         45,182,140
                                                     ----------------  ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $     26,390,182  $     22,190,397   $      9,874,836   $     37,928,773
---------------------------------------------------  ================  ================   ================   ================

                                                        JNL/MCM            JNL/MCM              JNL/MCM          JNL/MCM
                                                        Small Cap         Technology            Dow SM            S&P(R)
                                                     Index Portfolio    Sector Portfolio      10 Portfolio      10 Portfolio
                                                     ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $      3,793,224   $        558,360   $             --   $             --
                                                     ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               3,173,530            539,401          7,876,919          8,705,809
                                                     ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                              3,173,530            539,401          7,876,919          8,705,809
                                                     ----------------   ----------------   ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                                  619,694             18,959         (7,876,919)        (8,705,809
                                                     ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  4,961,657             30,807                 --                 --
   Investments                                              6,062,769         (1,847,795)         5,205,205         32,957,182
Net change in unrealized appreciation
   (depreciation) on investments                           (5,408,810)         2,546,771        (30,728,850)       133,796,574
                                                     ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     5,615,616            729,783        (25,523,645)       166,753,756
                                                     ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $      6,235,310   $        748,742   $    (33,400,564)  $    158,047,947
---------------------------------------------------  ================   ================   ================   ================

                                                         JNL/MCM            JNL/MCM
                                                       Value Line(R)          VIP
                                                       25 Portfolio        Portfolio
                                                     ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $             --   $        652,991
                                                     ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               3,318,008          2,082,051
                                                     ----------------   ----------------
TOTAL EXPENSES                                              3,318,008          2,082,051
                                                     ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                               (3,318,008)        (1,429,060)
                                                     ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         --                 --
   Investments                                              5,070,538            955,588
Net change in unrealized appreciation
   (depreciation) on investments                           67,682,739         14,271,844
                                                     ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    72,753,277         15,227,432
                                                     ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $     69,435,269   $     13,798,372
---------------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005



                                             JNL/Oppenheimer                          JNL/PIMCO
                                              Global Growth      JNL/Oppenheimer     Total Return       JNL/Putnam
                                                Portfolio       Growth Portfolio     Bond Portfolio   Equity Portfolio
                                             ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $        258,676   $         28,452   $     12,203,072   $        926,669
                                             ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                       1,649,696            354,597          4,417,629          1,732,157
                                             ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                      1,649,696            354,597          4,417,629          1,732,157
                                             ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                       (1,391,020)          (326,145)         7,785,443           (805,488)
                                             ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 --                 --          2,260,894                 --
   Investments                                      6,720,558            538,815          1,447,332         (1,465,834)
Net change in unrealized appreciation
  (depreciation) on investments                     7,202,961          1,449,175        (10,033,344)        10,273,568
                                             ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            13,923,519          1,987,990         (6,325,118)         8,807,734
                                             ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $     12,532,499   $      1,661,845   $      1,460,325   $      8,002,246
-------------------------------------------  ================   ================   ================   ================

                                                                                         JNL/               JNL/
                                               JNL/Putnam          JNL/Putnam         S&P Managed        S&P Managed
                                                 Midcap           Value Equity        Aggressive        Conservative
                                             Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                             ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $             --   $      1,718,683   $      4,185,566   $        198,263
                                             ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         444,594          2,581,817          8,481,051            855,357
                                             ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                        444,594          2,581,817          8,481,051            855,357
                                             ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                         (444,594)          (863,134)        (4,295,485)          (657,094)
                                             ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 --                 --                 --             47,489
   Investments                                      1,862,507          4,299,340         11,779,153            252,111
Net change in unrealized appreciation
  (depreciation) on investments                     1,346,549          2,181,618         27,283,645          1,744,577
                                             ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             3,209,056          6,480,958         39,062,798          2,044,177
                                             ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $      2,764,462   $      5,617,824   $     34,767,313   $      1,387,083
-------------------------------------------  ================   ================   ================   ================

                                                                      JNL/
                                                  JNL/             S&P Managed
                                               S&P Managed          Moderate
                                             Growth Portfolio      Portfolio
                                             ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $     10,633,666   $        229,808
                                             ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                      14,329,983          1,434,999
                                             ----------------   ----------------
TOTAL EXPENSES                                     14,329,983          1,434,999
                                             ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                       (3,696,317)        (1,205,191)
                                             ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         31,124,963             97,899
   Investments                                     19,862,301            356,827
Net change in unrealized appreciation
  (depreciation) on investments                     3,909,411          4,866,252
                                             ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            54,896,675          5,320,978
                                             ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $     51,200,358   $      4,115,787
-------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                                                                                   JNL/Salomon
                                                  JNL/                                                               Brothers
                                               S&P Managed           JNL/Salomon            JNL/Salomon          U.S. Government
                                                Moderate            Brothers High        Brothers Strategic         & Quality
                                             Growth Portfolio    Yield Bond Portfolio      Bond Portfolio         Bond Portfolio
                                           --------------------  --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                               $         12,337,726  $         14,868,897   $          9,311,780   $          6,267,350
                                           --------------------  --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                        10,685,328             3,345,214              2,467,508              2,531,196
                                           --------------------  --------------------   --------------------   --------------------
TOTAL EXPENSES                                       10,685,328             3,345,214              2,467,508              2,531,196
                                           --------------------  --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                          1,652,398            11,523,683              6,844,272              3,736,154
                                           --------------------  --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            5,381,192             2,062,470              1,651,166              1,116,352
   Investments                                        9,074,447               326,122              1,399,865               (289,056)
Net change in unrealized appreciation
   (depreciation) on investments                     18,055,433           (14,348,480)            (8,275,985)            (3,271,854)
                                           --------------------  --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              32,511,072           (11,959,888)            (5,224,954)            (2,444,558)
                                           --------------------  --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $         34,163,470  $           (436,205)  $          1,619,318   $          1,291,596
------------------------------------------ ====================  ====================   ====================   ====================

                                                   JNL/                 JNL/Select            JNL/Select
                                              Select Balanced            Global                Large Cap
                                                 Portfolio           Growth Portfolio       Growth Portfolio
                                            --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                                $         14,081,855   $            608,013   $                 --
                                            --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                          5,371,240              1,717,302              2,553,518
                                            --------------------   --------------------   --------------------
TOTAL EXPENSES                                         5,371,240              1,717,302              2,553,518
                                            --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                           8,710,615             (1,109,289)            (2,553,518)
                                            --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            33,639,653                     --                     --
   Investments                                        12,291,400             (6,853,987)            (3,063,453)
Net change in unrealized appreciation
   (depreciation) on investments                     (41,224,961)             7,033,573              9,557,110
                                            --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                4,706,092                179,586              6,493,657
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $         13,416,707   $           (929,703)  $          3,940,139
------------------------------------------  ====================   ====================   ====================

                                                  JNL/                     JNL/              JNL/T. Rowe
                                               Select Money            Select Value         Price Established
                                              Market Portfolio          Portfolio           Growth Portfolio
                                            --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                                $          3,328,814   $          2,228,213   $            678,572
                                            --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                          2,044,170              1,081,791              4,937,483
                                            --------------------   --------------------   --------------------
TOTAL EXPENSES                                         2,044,170              1,081,791              4,937,483
                                            --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                           1,284,644              1,146,422             (4,258,911)
                                            --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --              2,889,180                     --
   Investments                                             3,219              2,915,030             11,677,306
Net change in unrealized appreciation
   (depreciation) on investments                          (3,219)            (2,590,309)             9,209,519
                                            --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       --              3,213,901             20,886,825
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $          1,284,644   $          4,360,323   $         16,627,914
------------------------------------------  ====================   ====================   ====================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                              JNL/T. Rowe           JNL/
                                             Price Mid-Cap      T. Rowe Price
                                            Growth Portfolio   Value Portfolio
                                            ----------------   ----------------
INVESTMENT INCOME
   Dividends                                $      1,011,893   $      4,892,870
                                            ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                      5,246,149          3,858,237
                                            ----------------   ----------------
TOTAL EXPENSES                                     5,246,149          3,858,237
                                            ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                      (4,234,256)         1,034,633
                                            ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies        25,047,090          4,671,134
   Investments                                    21,475,280         13,353,109
Net change in unrealized (depreciation)
   on investments                                   (998,396)        (7,901,837)
                                            ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN                  45,523,974         10,122,406
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $     41,289,718   $     11,157,039
                                            ================   ================

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                  Fifth               Fifth Third            Fifth                Fifth Third
                                              Third Balanced       Disciplined Value      Third Mid Cap         Quality Growth
                                               VIP Portfolio         VIP Portfolio         VIP Portfolio         VIP Portfolio
                                            -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $                86   $           (18,581)  $           (36,652)  $           (75,155)
   Net realized gain (loss) on investments                3,810                74,630                47,058                50,081
   Net change in unrealized appreciation
      on investments                                     (3,487)              205,863               202,522               292,324
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          409               261,912               212,928               267,250
                                            -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            15,866             1,984,923               822,761             1,492,731
   Surrenders and terminations                            3,144              (334,537)             (161,726)             (300,658)
   Transfers between portfolios                             547               595,781               166,541               488,342
   Net annuitization transactions                            --                    --                    --                    --
   Policyholder charges (Note 3)                         (3,880)               (9,797)               (8,764)               (8,510)
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 15,677             2,236,370               818,812             1,671,905
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                               16,086             2,498,282             1,031,740             1,939,155

NET ASSETS BEGINNING OF PERIOD                          122,560             3,841,065             1,690,673             3,315,794
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                    $           138,646   $         6,339,347   $         2,722,413   $         5,254,949
------------------------------------------  ===================   ===================   ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   10,138               257,449               113,167               465,650

      Units Issued                                        2,080               210,228                86,352               372,278
      Units Redeemed                                       (783)              (61,412)              (30,910)             (129,396)
                                            -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                   11,435               406,265               168,609               708,532
                                            ===================   ===================   ===================   ===================

                                                  JNL/                 JNL/AIM                JNL/
                                              AIM Large Cap          Real Estate          AIM Small Cap           JNL/Alger
                                             Growth Portfolio       Portfolio (a)        Growth Portfolio      Growth Portfolio
                                            -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $        (1,086,863)  $          (148,776)  $          (677,608)  $        (2,053,686)
   Net realized gain (loss) on investments            1,976,279                86,499             1,916,839               549,784
   Net change in unrealized appreciation
      on investments                                  3,215,313             1,112,000             1,507,199            16,394,972
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    4,104,729             1,049,723             2,746,430            14,891,070
                                            -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        13,021,332            10,586,342             6,512,957             7,251,696
   Surrenders and terminations                       (5,286,473)             (481,229)           (3,031,711)          (20,245,617)
   Transfers between portfolios                       2,419,752            12,039,318              (124,820)           (9,662,160)
   Net annuitization transactions                       (52,353)               (5,878)              (11,221)              (99,003)
   Policyholder charges (Note 3)                       (115,485)              (11,674)              (71,912)             (319,805)
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              9,986,773            22,126,879             3,273,293           (23,074,889)
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                           14,091,502            23,176,602             6,019,723            (8,183,819)

NET ASSETS BEGINNING OF PERIOD                       63,173,237                    --            39,023,550           165,723,549
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                    $        77,264,739   $        23,176,602   $        45,043,273   $       157,539,730
------------------------------------------  ===================   ===================   ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                5,689,052                    --             3,293,317             9,467,800

      Units Issued                                    2,384,715             2,785,334             1,330,519             1,490,038
      Units Redeemed                                 (1,468,605)             (780,475)           (1,053,675)           (2,804,340)
                                            -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                6,605,162             2,004,859             3,570,161             8,153,498
                                            ===================   ===================   ===================   ===================

                                                  JNL/
                                             Alliance Capital       JNL/Eagle Core
                                            Growth Portfolio (b)   Equity Portfolio
                                            -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $          (124,092)  $          (524,846)
   Net realized gain (loss) on investments             (166,076)            1,428,803
   Net change in unrealized appreciation
      on investments                                 (2,166,685)              396,241
                                            -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2,456,853)            1,300,198
                                            -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           624,495             5,634,207
   Surrenders and terminations                         (654,272)           (8,083,490)
   Transfers between portfolios                     (28,251,989)           (3,346,291)
   Net annuitization transactions                            --               (99,601)
   Policyholder charges (Note 3)                        (16,936)             (132,869)
                                            -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (28,298,702)           (6,028,044)
                                            -------------------   -------------------

NET INCREASE IN NET ASSETS                          (30,755,555)           (4,727,846)

NET ASSETS BEGINNING OF PERIOD                       30,755,555            84,921,319
                                            -------------------   -------------------

NET ASSETS END OF PERIOD                    $                --   $        80,193,473
------------------------------------------  ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               4,136,366             5,023,169

      Units Issued                                     192,410               840,200
      Units Redeemed                                (4,328,776)           (1,200,386)
                                            ------------------   -------------------

Units Outstanding at December 31, 2005                      --             4,662,983
                                            ==================   ===================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                  JNL/Eagle              JNL/FMR               JNL/FMR             JNL/Franklin
                                                  SmallCap              Balanced               Capital          Templeton Small Cap
                                               Equity Portfolio         Portfolio          Growth Portfolio     Value Portfolio (a)
                                              -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $        (1,227,921)  $        (1,632,382)  $        (1,421,672)  $           (68,566)
   Net realized gain (loss) on investments              7,375,963             2,321,999             1,016,015               (25,967)
   Net change in unrealized appreciation
      (depreciation) on investments                    (5,816,698)            8,253,628             5,268,464               200,130
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        331,344             8,943,245             4,862,807               105,597
                                              -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           6,627,047            16,637,590             6,424,970             6,209,027
   Surrenders and terminations                         (8,915,568)           (8,492,556)          (15,231,861)             (130,125)
   Transfers between portfolios                       (10,461,075)            4,268,853           (11,705,562)            6,057,983
   Net annuitization transactions                              --              (124,650)              (16,748)                   --
   Policyholder charges (Note 3)                         (142,003)             (150,459)             (270,990)              (49,955)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (12,891,599)           12,138,778           (20,800,191)           12,086,930
                                              -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                            (12,560,255)           21,082,023           (15,937,384)           12,192,527

NET ASSETS BEGINNING OF PERIOD                         92,613,313            97,767,851           136,151,828                    --
                                              -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                      $        80,053,058   $       118,849,874   $       120,214,444   $        12,192,527
--------------------------------------------  ===================   ===================   ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  4,879,936             9,610,063             8,176,220                    --

      Units Issued                                        817,661             2,941,799               645,914             1,447,918
      Units Redeemed                                   (1,516,812)           (1,738,797)           (1,988,421)             (328,000)
                                              -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                  4,180,785            10,813,065             6,833,713             1,119,918
                                              ===================   ===================   ===================   ===================

                                               JNL/Goldman Sachs        JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                   Mid Cap             International         International           Mid Cap
                                              Value Portfolio (a)    Equity Portfolio       Value Portfolio       Value Portfolio
                                              -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $          (117,225)  $           188,400   $        (1,069,653)  $        12,628,196
   Net realized gain (loss) on investments                 29,546             3,082,684             5,562,640            14,595,549
   Net change in unrealized appreciation
      (depreciation) on investments                       621,498             3,823,116            10,256,695           (16,355,304)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        533,819             7,094,200            14,749,682            10,868,441
                                              -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           6,910,996             9,404,661            24,400,198            29,467,508
   Surrenders and terminations                           (557,321)          (10,138,539)           (5,708,950)           (9,785,654)
   Transfers between portfolios                        15,399,538             3,424,665            10,501,855            (1,702,713)
   Net annuitization transactions                              --               (26,548)                   --               (89,045)
   Policyholder charges (Note 3)                           (2,014)             (136,039)              (95,539)             (174,316)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               21,751,199             2,528,200            29,097,564            17,715,780
                                              -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                             22,285,018             9,622,400            43,847,246            28,584,221

NET ASSETS BEGINNING OF PERIOD                                 --            78,421,955            72,980,461           133,656,872
                                              -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                      $        22,285,018   $        88,044,355   $       116,827,707   $       162,241,093
--------------------------------------------  ===================   ===================   ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         --             5,919,986             6,275,539             8,272,074

      Units Issued                                      2,175,633             1,631,437             5,024,582             3,413,995
      Units Redeemed                                     (197,291)           (1,432,082)           (2,292,828)           (2,403,827)
                                              -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                  1,978,342             6,119,341             9,007,293             9,282,242
                                              ===================   ===================   ===================   ===================

                                                 JNL/Lazard
                                                  Small Cap              JNL/MCM
                                                Value Portfolio        25 Portfolio
                                              -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $         4,326,511   $        (7,909,939)
   Net realized gain (loss) on investments             12,007,302            15,884,524
   Net change in unrealized appreciation
      (depreciation) on investments                   (12,964,424)          (27,752,596)
                                              -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      3,369,389           (19,778,011)
                                              -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          25,486,378           176,460,667
   Surrenders and terminations                         (8,877,504)          (22,359,466)
   Transfers between portfolios                       (11,398,494)            2,432,077
   Net annuitization transactions                         (62,535)             (109,280)
   Policyholder charges (Note 3)                         (191,789)             (529,511)
                                              -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,956,056           155,894,487
                                              -------------------   -------------------

NET INCREASE IN NET ASSETS                              8,325,445           136,116,476

NET ASSETS BEGINNING OF PERIOD                        112,999,192           411,611,944
                                              -------------------   -------------------

NET ASSETS END OF PERIOD                      $       121,324,637   $       547,728,420
--------------------------------------------  ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  7,837,500            34,712,559

      Units Issued                                      2,953,784            21,075,346
      Units Redeemed                                   (2,573,915)           (7,260,890)
                                              -------------------   -------------------

Units Outstanding at December 31, 2005                  8,217,369            48,527,015
                                              ===================   ===================

(a)  Commencement of operations May 2, 2005

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                                                                        JNL/MCM
                                                JNL/MCM            JNL/MCM           JNL/MCM            Enhanced
                                               Bond Index       Communications    Consumer Brands     S&P 500 Stock
                                               Portfolio       Sector Portfolio   Sector Portfolio    Index Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      1,654,275   $      1,154,418   $         27,378   $      2,307,901
   Net realized gain (loss) on investments           946,094         (1,342,914)           669,594          4,476,732
   Net change in unrealized appreciation
      on investments                              (2,499,870)            32,496         (1,300,084)        (5,767,261)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   100,499           (156,000)          (603,112)         1,017,372
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     55,025,997          2,858,629          3,352,260          7,461,796
   Surrenders and terminations                    (7,436,301)          (960,075)        (1,185,928)        (3,672,608)
   Transfers between portfolios                   10,469,991         (5,372,740)         1,665,314        (11,561,591)
   Net annuitization transactions                         --            (12,527)           (10,889)            (2,173)
   Policyholder charges (Note 3)                    (158,114)           (29,191)           (35,352)           (92,350)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          57,901,573         (3,515,904)         3,785,405         (7,866,926)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             58,002,072         (3,671,904)         3,182,293         (6,849,554)

NET ASSETS BEGINNING OF PERIOD                   111,203,668         16,654,347         14,747,767         58,425,211
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    169,205,740   $     12,982,443   $     17,930,060   $     51,575,657
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004      $     10,125,670          3,665,525          1,356,144          6,653,351

      Units Issued                                 7,355,848          1,963,125            848,192          1,883,242
      Units Redeemed                              (2,070,912)        (2,762,256)          (476,984)        (2,763,921)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005            15,410,606          2,866,394          1,727,352          5,772,672
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                               Financial            Global           Healthcare        International
                                            Sector Portfolio     15 Portfolio     Sector Portfolio    Index Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $         71,843   $     (8,283,148)  $       (431,638)  $      2,606,427
   Net realized gain (loss) on investments         1,471,831         18,935,075          1,026,259         35,266,054
   Net change in unrealized appreciation
      on investments                                 (69,796)        38,425,818          2,422,306        (11,469,310)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 1,473,878         49,077,745          3,016,927         26,403,171
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      6,604,422        192,956,622         17,208,056         75,318,078
   Surrenders and terminations                    (2,125,881)       (22,782,998)        (3,255,631)       (11,338,942)
   Transfers between portfolios                    2,993,456         25,388,467         17,258,779         17,925,758
   Net annuitization transactions                     (7,587)           (83,570)           (49,914)            (8,847)
   Policyholder charges (Note 3)                     (55,442)          (520,165)           (74,461)          (250,223)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           7,408,968        194,958,356         31,086,829         81,645,824
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS              8,882,846        244,036,101         34,103,756        108,048,995

NET ASSETS BEGINNING OF PERIOD                    28,505,269        395,535,457         39,865,181        162,270,172
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     37,388,115   $    639,571,558   $     73,968,937   $    270,319,167
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,368,939         33,885,761          3,742,277         11,866,833

      Units Issued                                 1,476,187         22,157,621          4,091,855          8,300,203
      Units Redeemed                                (858,196)        (5,284,237)        (1,263,204)        (2,344,054)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             2,986,930         50,759,145          6,570,928         17,822,982
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM
                                                 JNL 5            Nasdaq(R)
                                                Portfolio        15 Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (9,069,587)  $       (397,448)
   Net realized gain (loss) on investments         4,036,935             97,326
   Net change in unrealized appreciation
      on investments                              66,139,627          1,005,726
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                61,106,975            705,604
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    771,323,079         21,229,741
   Surrenders and terminations                   (17,349,366)          (892,925)
   Transfers between portfolios                  281,847,018         12,015,744
   Net annuitization transactions                     83,807             (4,314)
   Policyholder charges (Note 3)                    (254,722)           (10,247)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       1,035,649,816         32,337,999
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS          1,096,756,791         33,043,603

NET ASSETS BEGINNING OF PERIOD                    81,382,642          9,084,379
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $  1,178,139,433   $     42,127,982
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             7,460,363            838,347

      Units Issued                                96,351,311          3,540,682
      Units Redeemed                              (4,371,534)          (376,794)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            99,440,140          4,002,235
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                               Oil & Gas         S&P 400 MidCap       S&P 500        Select Small Cap
                                            Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      1,196,045   $       (274,767)  $     (1,004,513)  $     (7,253,367)
   Net realized gain (loss) on investments        14,001,695         17,052,583         17,522,180         15,160,105
   Net change in unrealized appreciation
      (depreciation) on investments               11,192,442          5,412,581         (6,642,831)        30,022,035
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                26,390,182         22,190,397          9,874,836         37,928,773
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     50,468,544         66,757,596         97,404,155        160,248,483
   Surrenders and terminations                    (8,035,892)       (12,205,976)       (19,068,639)       (20,082,997)
   Transfers between portfolios                   53,303,786          2,657,289          6,469,654         12,942,671
   Net annuitization transactions                   (109,041)           (17,326)           (23,199)            11,564
   Policyholder charges (Note 3)                    (194,207)          (267,954)          (376,473)          (474,202)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          95,433,190         56,923,629         84,405,498        152,645,519
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                       121,823,372         79,114,026         94,280,334        190,574,292

NET ASSETS BEGINNING OF PERIOD                    52,129,280        185,042,426        286,238,045        356,176,523
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    173,952,652   $    264,156,452   $    380,518,379   $    546,750,815
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             3,034,615         14,331,421         26,948,868         19,548,820

      Units Issued                                 7,468,298          7,429,415         13,548,964         11,731,054
      Units Redeemed                              (2,909,790)        (3,084,404)        (5,391,256)        (3,180,707)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             7,593,123         18,676,432         35,106,576         28,099,167
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM
                                                Small Cap         Technology           Dow(SM)            S&P(R)
                                             Index Portfolio   Sector Portfolio      10 Portfolio       10 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $        619,694   $         18,959   $     (7,876,919)  $     (8,705,809)
   Net realized gain (loss) on investments        11,024,426         (1,816,988)         5,205,205         32,957,182
   Net change in unrealized appreciation
      (depreciation) on investments               (5,408,810)         2,546,771        (30,728,850)       133,796,574
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 6,235,310            748,742        (33,400,564)       158,047,947
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     59,757,635          8,110,009        164,304,332        180,243,446
   Surrenders and terminations                   (10,058,230)        (2,156,183)       (24,377,643)       (24,419,712)
   Transfers between portfolios                     (285,549)         9,087,606         11,494,884         20,070,507
   Net annuitization transactions                     (1,177)            (4,969)          (121,495)           (51,802)
   Policyholder charges (Note 3)                    (229,646)           (63,390)          (549,094)          (543,869)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          49,183,033         14,973,073        150,750,984        175,298,570
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                        55,418,343         15,721,815        117,350,420        333,346,517

NET ASSETS BEGINNING OF PERIOD                   162,489,576         29,544,518        429,752,717        361,642,110
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    217,907,919   $     45,266,333   $    547,103,137   $    694,988,627
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            12,204,708          5,148,604         45,137,078         36,652,282

      Units Issued                                 6,590,467          4,665,630         25,493,031         22,680,139
      Units Redeemed                              (2,680,655)        (1,939,916)        (8,443,256)        (7,000,717)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005            16,114,520          7,874,318         62,186,853         52,331,704
                                            ================   ================   ================   ================

                                                JNL/MCM             JNL/MCM
                                              Value Line(R)           VIP
                                              25 Portfolio         Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (3,318,008)  $     (1,429,060)
   Net realized gain (loss) on investments         5,070,538            955,588
   Net change in unrealized appreciation
      (depreciation) on investments               67,682,739         14,271,844
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                69,435,269         13,798,372
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    216,713,306        133,918,405
   Surrenders and terminations                    (6,301,277)        (3,352,861)
   Transfers between portfolios                  139,078,622         60,121,386
   Net annuitization transactions                    (30,225)                --
   Policyholder charges (Note 3)                     (67,238)           (50,145)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         349,393,188        190,636,785
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                       418,828,457        204,435,157

NET ASSETS BEGINNING OF PERIOD                    33,044,335         21,516,111
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    451,872,792   $    225,951,268
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,890,178          1,942,541

      Units Issued                                27,753,467         18,511,164
      Units Redeemed                              (1,660,673)        (1,548,488)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            28,982,972         18,905,217
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                             JNL/Oppenheimer                         JNL/PIMCO
                                              Global Growth     JNL/Oppenheimer     Total Return        JNL/Putnam
                                               Portfolio       Growth Portfolio    Bond Portfolio    Equity Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (1,391,020)  $       (326,145)  $      7,785,443   $       (805,488)
   Net realized gain (loss) on investments         6,720,558            538,815          3,708,226         (1,465,834)
   Net change in unrealized appreciation
      (depreciation) on investments                7,202,961          1,449,175        (10,033,344)        10,273,568
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                12,532,499          1,661,845          1,460,325          8,002,246
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     19,367,051          3,189,209         78,901,652          2,325,427
   Surrenders and terminations                    (6,840,972)        (1,620,284)       (24,966,061)       (18,627,252)
   Transfers between portfolios                     (394,467)           324,954         36,678,523         (8,101,374)
   Net annuitization transactions                    (97,157)           (48,547)          (264,414)           (74,354)
   Policyholder charges (Note 3)                    (117,518)           (50,685)          (582,880)          (240,222)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          11,916,937          1,794,647         89,766,820        (24,717,775)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             24,449,436          3,456,492         91,227,145        (16,715,529)

NET ASSETS BEGINNING OF PERIOD                   100,399,930         21,412,993        233,210,449        135,414,801
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    124,849,366   $     24,869,485   $    324,437,594   $    118,699,272
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             8,904,078          2,626,713         17,735,976          7,955,832

      Units Issued                                 3,582,423          1,187,377          9,953,036            408,484
      Units Redeemed                              (2,568,507)          (967,922)        (3,399,567)        (1,876,801)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             9,917,994          2,846,168         24,289,445          6,487,515
                                            ================   ================   ================   ================

                                                                                        JNL/                JNL/
                                              JNL/Putnam          JNL/Putnam         S&P Managed         S&P Managed
                                                Midcap           Value Equity        Aggressive         Conservative
                                            Growth Portfolio      Portfolio       Growth Portfolio       Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (444,594)  $       (863,134)  $     (4,295,485)  $       (657,094)
   Net realized gain (loss) on investments         1,862,507          4,299,340         11,779,153            299,600
   Net change in unrealized appreciation
      (depreciation) on investments                1,346,549          2,181,618         27,283,645          1,744,577
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,764,462          5,617,824         34,767,313          1,387,083
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      3,616,594          5,522,876         34,981,221         42,938,470
   Surrenders and terminations                    (2,970,003)       (25,117,480)       (40,414,297)        (3,062,433)
   Transfers between portfolios                     (625,392)       (11,017,462)       (56,487,192)        20,519,632
   Net annuitization transactions                     (3,639)          (125,861)          (213,625)              --
   Policyholder charges (Note 3)                     (72,202)          (285,428)        (1,004,674)           (57,374)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (54,642)       (31,023,355)       (63,138,567)        60,338,295
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS              2,709,820        (25,405,531)       (28,371,254)        61,725,378

NET ASSETS BEGINNING OF PERIOD                    28,326,151        195,302,756        575,961,421         11,968,161
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     31,035,971   $    169,897,225   $    547,590,167   $     73,693,539
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             3,758,705         11,118,066         45,906,938          1,161,075

      Units Issued                                 1,515,669            646,280          3,946,634          6,800,323
      Units Redeemed                              (1,530,184)        (2,449,833)        (8,905,370)          (938,314)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             3,744,190          9,314,513         40,948,202          7,023,084
                                            ================   ================   ================   ================

                                                                     JNL/
                                                 JNL/             S&P Managed
                                              S&P Managed          Moderate
                                            Growth Portfolio       Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (3,696,317)  $     (1,205,191)
   Net realized gain (loss) on investments        50,987,264            454,726
   Net change in unrealized appreciation
      (depreciation) on investments                3,909,411          4,866,252
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                51,200,358          4,115,787
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    106,809,058         93,597,150
   Surrenders and terminations                   (64,841,547)        (3,321,890)
   Transfers between portfolios                  (39,338,373)        28,064,039
   Net annuitization transactions                   (599,198)                --
   Policyholder charges (Note 3)                  (1,488,265)           (60,060)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             541,675        118,279,239
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             51,742,033        122,395,026

NET ASSETS BEGINNING OF PERIOD                   886,559,753         17,713,775
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    938,301,786   $    140,108,801
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            69,609,828          1,687,596

      Units Issued                                11,818,306         12,095,636
      Units Redeemed                             (11,554,764)          (825,428)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            69,873,370         12,957,804
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005



                                                  JNL/
                                               S&P Managed             JNL/Salomon           JNL/Salomon
                                                Moderate              Brothers High        Brothers Strategic
                                            Growth Portfolio       Yield Bond Portfolio     Bond Portfolio
                                            --------------------   --------------------   --------------------
OPERATIONS
   Net investment income (loss)             $          1,652,398   $         11,523,683   $          6,844,272
   Net realized gain (loss) on investments            14,455,639              2,388,592              3,051,031
   Net change in unrealized appreciation
      (depreciation) on investments                   18,055,433            (14,348,480)            (8,275,985)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    34,163,470               (436,205)             1,619,318
                                            --------------------   --------------------   --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        185,303,112             31,896,093             47,311,880
   Surrenders and terminations                       (49,583,310)           (22,880,413)           (14,794,773)
   Transfers between portfolios                       41,146,307            (33,479,430)            25,780,333
   Net annuitization transactions                        (95,952)            (1,023,065)              (105,522)
   Policyholder charges (Note 3)                        (871,226)              (318,498)              (222,574)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             175,898,931            (25,805,313)            57,969,344
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS                210,062,401            (26,241,518)            59,588,662

NET ASSETS BEGINNING OF PERIOD                       548,950,583            235,740,097            127,609,939
                                            --------------------   --------------------   --------------------

NET ASSETS END OF PERIOD                    $        759,012,984   $        209,498,579   $        187,198,601
------------------------------------------  ====================   ====================   ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                44,168,981             20,282,607              7,004,478

      Units Issued                                    21,278,116              6,995,076              5,355,834
      Units Redeemed                                  (6,688,788)            (9,470,964)            (2,115,888)
                                            --------------------   --------------------   --------------------

Units Outstanding at December 31, 2005                58,758,309             17,806,719             10,244,424
                                            ====================   ====================   ====================

                                               JNL/Salomon
                                                 Brothers
                                              U.S. Government             JNL/                JNL/Select
                                                & Quality            Select Balanced            Global
                                              Bond Portfolio            Portfolio           Growth Portfolio
                                            --------------------   --------------------   --------------------
OPERATIONS
   Net investment income (loss)             $          3,736,154   $          8,710,615   $         (1,109,289)
   Net realized gain (loss) on investments               827,296             45,931,053             (6,853,987)
   Net change in unrealized appreciation
      (depreciation) on investments                   (3,271,854)           (41,224,961)             7,033,573
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     1,291,596             13,416,707               (929,703)
                                            --------------------   --------------------   --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         20,974,085             40,725,848              3,477,038
   Surrenders and terminations                       (18,413,159)           (38,641,164)           (18,240,767)
   Transfers between portfolios                       (1,515,998)             9,776,055             (8,808,235)
   Net annuitization transactions                       (111,752)              (174,238)               (95,847)
   Policyholder charges (Note 3)                        (256,220)              (478,420)              (231,914)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 676,956             11,208,081            (23,899,725)
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,968,552             24,624,788            (24,829,428)

NET ASSETS BEGINNING OF PERIOD                       166,535,805            347,226,552            142,751,587
                                            --------------------   --------------------   --------------------

NET ASSETS END OF PERIOD                    $        168,504,357   $        371,851,340   $        117,922,159
------------------------------------------  ====================   ====================   ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                11,036,279             16,217,313              7,516,632

      Units Issued                                     2,733,651              3,166,047                403,306
      Units Redeemed                                  (2,672,053)            (2,748,211)            (1,770,596)
                                            --------------------   --------------------   --------------------

Units Outstanding at December 31, 2005                11,097,877             16,635,149              6,149,342
                                            ====================   ====================   ====================

                                                 JNL/Select              JNL/                   JNL/              JNL/T. Rowe
                                                 Large Cap           Select Money           Select Value       Price Established
                                              Growth Portfolio      Market Portfolio         Portfolio          Growth Portfolio
                                            --------------------  --------------------  --------------------  --------------------
OPERATIONS
   Net investment income (loss)             $         (2,553,518) $          1,284,644  $          1,146,422  $         (4,258,911)
   Net realized gain (loss) on investments            (3,063,453)                3,219             5,804,210            11,677,306
   Net change in unrealized appreciation
      (depreciation) on investments                    9,557,110                (3,219)           (2,590,309)            9,209,519
                                            --------------------  --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     3,940,139             1,284,644             4,360,323            16,627,914
                                            --------------------  --------------------  --------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         10,436,868            74,468,543            13,308,875            25,919,728
   Surrenders and terminations                       (21,564,073)          (27,826,063)           (5,114,143)          (36,437,567)
   Transfers between portfolios                      (31,392,119)          (12,310,887)            8,433,515            16,636,431
   Net annuitization transactions                        (44,068)             (860,372)               (6,313)             (190,892)
   Policyholder charges (Note 3)                        (392,481)             (627,217)             (109,885)             (517,840)
                                            --------------------  --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (42,955,873)           32,844,004            16,512,049             5,409,860
                                            --------------------  --------------------  --------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                (39,015,734)           34,128,648            20,872,372            22,037,774

NET ASSETS BEGINNING OF PERIOD                       204,976,467            95,568,556            58,415,483           323,718,530
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS END OF PERIOD                    $        165,960,733  $        129,697,204  $         79,287,855  $        345,756,304
------------------------------------------  ====================  ====================  ====================  ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 9,238,864             8,010,234             3,567,122            14,110,589

      Units Issued                                     1,053,877            17,853,338             2,176,148             3,164,042
      Units Redeemed                                  (3,051,527)          (14,930,994)           (1,188,032)           (3,007,251)
                                            --------------------  --------------------  --------------------  --------------------

Units Outstanding at December 31, 2005                 7,241,214            10,932,578             4,555,238            14,267,380
                                            ====================  ====================  ====================  ====================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                              JNL/T. Rowe           JNL/
                                             Price Mid-Cap       T. Rowe Price
                                            Growth Portfolio    Value Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (4,234,256)  $      1,034,633
   Net realized gain (loss) on investments        46,522,370         18,024,243
   Net change in unrealized appreciation
      (depreciation) on investments                 (998,396)        (7,901,837)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                41,289,718         11,157,039
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     35,645,638         39,980,710
   Surrenders and terminations                   (39,618,783)       (19,677,827)
   Transfers between portfolios                  (13,185,353)       (16,789,177)
   Net annuitization transactions                   (127,427)          (192,088)
   Policyholder charges (Note 3)                    (536,377)          (340,903)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         (17,822,302)         2,980,715
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                        23,467,416         14,137,754

NET ASSETS BEGINNING OF PERIOD                   357,292,076        240,613,630
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    380,759,492   $    254,751,384
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            12,521,371         18,259,184

      Units Issued                                 1,989,645          5,345,898
      Units Redeemed                              (2,832,678)        (5,032,240)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            11,678,338         18,572,842
                                            ================   ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                   Fifth                 Fifth Third                Fifth
                                               Third Balanced          Disciplined Value         Third Mid Cap
                                               VIP Portfolio (a)       VIP Portfolio (a)         VIP Portfolio (a)
                                            ----------------------   ----------------------   ----------------------
OPERATIONS
   Net investment loss                      $                 (468)  $              (11,426)  $               (9,370)
   Net realized gain (loss) on investments                    (266)                   9,853                     (360)
   Net change in unrealized appreciation
      (depreciation) on investments                          2,708                  254,450                  153,382
                                            ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,974                  252,877                  143,652
                                            ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              358,968                3,160,376                1,423,181
   Surrenders and terminations                                (202)                 (30,417)                 (14,327)
   Transfers between portfolios                           (238,180)                 459,057                  138,587
   Net annuitization transactions                               --                       --                       --
   Policyholder charges (Note 3)                                --                     (828)                    (420)
                                            ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   120,586                3,588,188                1,547,021
                                            ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                      122,560                3,841,065                1,690,673

NET ASSETS BEGINNING OF PERIOD                                  --                       --                       --
                                            ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                    $              122,560   $            3,841,065   $            1,690,673
------------------------------------------  ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          --                       --                       --

      Units Issued                                          32,078                  275,005                  130,599
      Units Redeemed                                       (21,940)                 (17,556)                 (17,432)
                                            ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                      10,138                  257,449                  113,167
                                            ======================   ======================   ======================

                                               Fifth Third                  JNL/                     JNL/
                                              Quality Growth           AIM Large Cap              AIM Premier
                                              VIP Portfolio (a)       Growth Portfolio       Equity II Portfolio (b)
                                           ----------------------   ----------------------   -----------------------
OPERATIONS
   Net investment loss                     $              (19,330)  $             (804,406)  $              (39,037)
   Net realized gain (loss) on investments                 (7,036)               1,503,872                  534,716
   Net change in unrealized appreciation
      (depreciation) on investments                       225,504                3,627,453                 (752,140)
                                           ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        199,138                4,326,919                 (256,461)
                                           ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           2,974,640               14,748,244                1,256,935
   Surrenders and terminations                            (28,180)              (3,748,969)                (231,299)
   Transfers between portfolios                           170,935               14,249,916              (10,362,117)
   Net annuitization transactions                              --                  (33,486)                      --
   Policyholder charges (Note 3)                             (739)                (123,294)                  (6,891)
                                           ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                3,116,656               25,092,411               (9,343,372)
                                           ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,315,794               29,419,330               (9,599,833)

NET ASSETS BEGINNING OF PERIOD                                 --               33,753,907                9,599,833
                                           ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                   $            3,315,794   $           63,173,237   $                   --
------------------------------------------ ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          --                3,285,651                1,021,872

      Units Issued                                         541,718                4,500,308                  247,097
      Units Redeemed                                       (76,068)              (2,096,907)              (1,268,969)
                                            ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                     465,650                5,689,052                       --
                                            ======================   ======================   ======================

                                                     JNL/                                             JNL/
                                                 AIM Small Cap             JNL/Alger             Alliance Capital
                                               Growth Portfolio          Growth Portfolio        Growth Portfolio
                                             ----------------------   ----------------------   ----------------------
OPERATIONS
   Net investment loss                       $             (628,815)  $           (2,503,335)  $             (451,697)
   Net realized gain (loss) on investments                1,973,251               (4,965,087)                 818,304
   Net change in unrealized appreciation
      (depreciation) on investments                         (78,958)              12,270,314                  945,171
                                             ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        1,265,478                4,801,892                1,311,778
                                             ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             9,862,154               11,086,879                4,384,248
   Surrenders and terminations                           (2,915,016)             (21,048,393)              (2,399,954)
   Transfers between portfolios                          (9,363,307)             (19,899,000)             (15,499,449)
   Net annuitization transactions                           (45,525)                 (34,595)                      --
   Policyholder charges (Note 3)                            (85,185)                (396,683)                 (61,928)
                                             ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (2,546,879)             (30,291,792)             (13,577,083)
                                             ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (1,281,401)             (25,489,900)             (12,265,305)

NET ASSETS BEGINNING OF PERIOD                           40,304,951              191,213,449               43,020,860
                                             ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                     $           39,023,550   $          165,723,549   $           30,755,555
------------------------------------------   ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    3,572,035               11,287,425                6,242,321

      Units Issued                                        2,234,268                2,070,095                2,304,942
      Units Redeemed                                     (2,512,986)              (3,889,720)              (4,410,897)
                                             ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                    3,293,317                9,467,800                4,136,366
                                             ======================   ======================   ======================

                                                JNL/Eagle Core
                                              Equity Portfolio
                                           ----------------------
OPERATIONS
   Net investment loss                     $             (601,806)
   Net realized gain (loss) on investments                482,335
   Net change in unrealized appreciation
      (depreciation) on investments                     3,858,147
                                           ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      3,738,676
                                           ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          12,933,547
   Surrenders and terminations                         (7,969,662)
   Transfers between portfolios                        (3,744,480)
   Net annuitization transactions                        (101,887)
   Policyholder charges (Note 3)                         (142,465)
                                           ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  975,053
                                           ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   4,713,729

NET ASSETS BEGINNING OF PERIOD                         80,207,590
                                           ----------------------

NET ASSETS END OF PERIOD                   $           84,921,319
------------------------------------------ ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  4,960,387

      Units Issued                                      1,618,245
      Units Redeemed                                   (1,555,463)
                                           ----------------------

Units Outstanding at December 31, 2004                  5,023,169
                                           ======================

(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                               JNL/Eagle           JNL/FMR            JNL/FMR          JNL/JPMorgan
                                               SmallCap           Balanced            Capital         International
                                            Equity Portfolio      Portfolio       Growth Portfolio   Equity Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $     (1,251,742)  $       (139,448)  $     (1,875,663)  $       (147,043)
   Net realized gain (loss) on investments         4,614,824            849,225         (4,387,212)         1,353,033
   Net change in unrealized appreciation
      on investments                               9,635,770          6,361,227         25,916,829          8,625,912
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                12,998,852          7,071,004         19,653,954          9,831,902
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     10,286,799         15,050,055          4,737,505          7,049,241
   Surrenders and terminations                    (9,272,737)        (7,540,451)       (16,261,710)        (8,770,534)
   Transfers between portfolios                   (2,373,956)        (2,186,754)       (13,091,843)       (11,310,798)
   Net annuitization transactions                     (4,255)           (64,648)           (49,306)                --
   Policyholder charges (Note 3)                    (176,826)          (193,037)          (370,020)          (123,873)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (1,540,975)         5,065,165        (25,035,374)       (13,155,964)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             11,457,877         12,136,169         (5,381,420)        (3,324,062)

NET ASSETS BEGINNING OF PERIOD                    81,155,436         85,631,682        141,533,248         81,746,017
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     92,613,313   $     97,767,851   $    136,151,828   $     78,421,955
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             5,009,933          9,046,044          9,962,102          7,056,431

      Units Issued                                 1,784,217          2,781,132            929,421          1,944,091
      Units Redeemed                              (1,914,214)        (2,217,113)        (2,715,303)        (3,080,536)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             4,879,936          9,610,063          8,176,220          5,919,986
                                            ================   ================   ================   ================

                                              JNL/JPMorgan       JNL/Lazard          JNL/Lazard
                                             International         Mid Cap            Small Cap           JNL/MCM
                                            Value Portfolio    Value Portfolio     Value Portfolio      25 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (66,255)  $     (1,314,226)  $     (1,408,293)  $     (4,313,460)
   Net realized gain (loss) on investments         1,431,607         18,356,469         13,540,680          8,632,859
   Net change in unrealized appreciation
      on investments                               8,793,681          3,563,021            396,329         52,149,201
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                10,159,033         20,605,264         12,528,716         56,468,600
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     15,844,563         25,343,722         23,557,190        151,638,118
   Surrenders and terminations                    (2,661,629)        (7,187,723)        (6,215,425)       (11,738,107)
   Transfers between portfolios                   25,019,455         28,800,998          5,565,231         50,922,053
   Net annuitization transactions                     (5,338)            (9,448)              (981)           (62,834)
   Policyholder charges (Note 3)                     (50,719)          (172,692)          (143,538)          (334,132)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          38,146,332         46,774,857         22,762,477        190,425,098
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             48,305,365         67,380,121         35,291,193        246,893,698

NET ASSETS BEGINNING OF PERIOD                    24,675,096         66,276,751         77,707,999        164,718,246
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     72,980,461   $    133,656,872   $    112,999,192   $    411,611,944
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             2,412,507          5,060,728          6,102,304         16,592,867

      Units Issued                                 5,542,057          5,782,989          4,431,910         22,814,763
      Units Redeemed                              (1,679,025)        (2,571,643)        (2,696,714)        (4,695,071)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             6,275,539          8,272,074          7,837,500         34,712,559
                                            ================   ================   ================   ================

                                                JNL/MCM           JNL/MCM
                                               Bond Index      Communications
                                               Portfolio      Sector Portfolio
                                           ----------------   ----------------
OPERATIONS
   Net investment loss                     $     (1,000,175)  $       (177,026)
   Net realized gain (loss) on investments           76,762         (2,027,478)
   Net change in unrealized appreciation
      on investments                              2,737,427          3,948,504
                                           ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                1,814,014          1,744,000
                                           ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    51,110,129          2,039,768
   Surrenders and terminations                   (4,275,776)          (727,195)
   Transfers between portfolios                  16,745,354          5,377,661
   Net annuitization transactions                        --             (1,752)
   Policyholder charges (Note 3)                    (81,334)           (28,396)
                                           ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         63,498,373          6,660,086
                                           ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS            65,312,387          8,404,086

NET ASSETS BEGINNING OF PERIOD                   45,891,281          8,250,261
                                           ----------------   ----------------

NET ASSETS END OF PERIOD                   $    111,203,668   $     16,654,347
------------------------------------------ ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            4,248,042          2,069,677

      Units Issued                                7,635,383          2,961,778
      Units Redeemed                             (1,757,755)        (1,365,930)
                                           ----------------   ----------------

Units Outstanding at December 31, 2004           10,125,670          3,665,525
                                           ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                                  JNL/MCM
                                               JNL/MCM            Enhanced            JNL/MCM            JNL/MCM
                                            Consumer Brands     S&P 500 Stock        Financial           Global
                                            Sector Portfolio   Index Portfolio    Sector Portfolio     15 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (185,778)  $       (539,691)  $       (319,107)  $     (4,012,820)
   Net realized gain (loss) on investments           416,763          1,936,015            777,304          7,031,545
   Net change in unrealized appreciation
     on investments                                  834,229          3,204,559          2,234,235         63,094,617
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,065,214          4,600,883          2,692,432         66,113,342
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      2,549,307         14,987,490          5,812,101        151,426,073
   Surrenders and terminations                    (1,159,925)        (2,763,534)        (1,667,111)       (11,135,481)
   Transfers between portfolios                    1,580,047          5,870,647          3,805,809         48,163,975
   Net annuitization transactions                       --                 --               (1,723)           (59,960)
   Policyholder charges (Note 3)                     (45,371)           (56,187)           (65,313)          (313,138)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           2,924,058         18,038,416          7,883,763        188,081,469
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                         3,989,272         22,639,299         10,576,195        254,194,811

NET ASSETS BEGINNING OF PERIOD                    10,758,495         35,785,912         17,929,074        141,340,646
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     14,747,767   $     58,425,211   $     28,505,269   $    395,535,457
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             1,066,598          4,315,727          1,654,068         15,206,173

      Units Issued                                   812,490          4,738,130          1,287,618         23,090,776
      Units Redeemed                                (522,944)        (2,400,506)          (572,747)        (4,411,188)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             1,356,144          6,653,351          2,368,939         33,885,761
                                            ================   ================   ================   ================

                                               JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                              Healthcare         International         JNL 5            Nasdaq(R)
                                            Sector Portfolio   Index Portfolio      Portfolio (a)    15 Portfolio (a)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (497,430)  $     (1,539,139)  $         51,884   $        (25,515)
   Net realized gain (loss) on investments          (189,478)         2,924,060             97,174            176,363
   Net change in unrealized appreciation
     on investments                                1,142,004         19,585,426          3,073,820            437,244
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   455,096         20,970,347          3,222,878            588,092
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     11,887,147         65,106,660         48,891,876          2,539,755
   Surrenders and terminations                    (2,253,416)        (5,266,133)          (233,573)           (39,195)
   Transfers between portfolios                    6,289,759         22,588,665         29,503,792          5,995,900
   Net annuitization transactions                     (1,693)            (8,033)                --                 --
   Policyholder charges (Note 3)                     (91,722)          (127,515)            (2,331)              (173)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          15,830,075         82,293,644         78,159,764          8,496,287
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                        16,285,171        103,263,991         81,382,642          9,084,379

NET ASSETS BEGINNING OF PERIOD                    23,580,010         59,006,181                 --                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     39,865,181   $    162,270,172   $     81,382,642   $      9,084,379
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             2,248,338          5,039,327                 --                 --

      Units Issued                                 2,668,670          8,724,285          7,754,282          1,159,074
      Units Redeemed                              (1,174,731)        (1,896,779)          (293,919)          (320,727)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             3,742,277         11,866,833          7,460,363            838,347
                                            ================   ================   ================   ================

                                               JNL/MCM             JNL/MCM
                                               Oil & Gas        S&P 400 MidCap
                                            Sector Portfolio    Index Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (458,517)  $     (2,049,178)
   Net realized gain (loss) on investments         2,481,388          3,560,028
   Net change in unrealized appreciation
     on investments                                5,796,680         18,213,470
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 7,819,551         19,724,320
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     15,389,628         77,736,889
   Surrenders and terminations                    (1,913,450)        (6,322,036)
   Transfers between portfolios                   21,773,040         17,887,080
   Net annuitization transactions                       --               16,241
   Policyholder charges (Note 3)                     (66,395)          (143,781)
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          35,182,823         89,174,393
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                        43,002,374        108,898,713

NET ASSETS BEGINNING OF PERIOD                     9,126,906         76,143,713
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $     52,129,280   $    185,042,426
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               693,041          6,672,606

      Units Issued                                 3,543,069         10,502,421
      Units Redeemed                              (1,201,495)        (2,843,606)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             3,034,615         14,331,421
                                            ================   ================

(a) Commencement of operations October 1, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                                S&P 500        Select Small Cap      Small Cap         Technology
                                             Index Portfolio      Portfolio        Index Portfolio   Sector Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (48,262)  $     (3,816,494)  $     (1,790,334)  $       (352,914)
   Net realized gain (loss) on investments         5,460,065          5,680,344          4,024,641         (2,298,330)
   Net change in unrealized appreciation
      (depreciation) on investments               14,219,798         36,997,497         16,898,702          2,967,226
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                19,631,601         38,861,347         19,133,009            315,982
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    116,830,659        137,776,673         68,784,436          6,718,059
   Surrenders and terminations                   (11,737,250)       (11,176,877)        (6,300,998)        (1,504,298)
   Transfers between portfolios                   32,101,738         20,909,767         10,980,589          3,662,153
   Net annuitization transactions                    (23,318)           (56,113)            (7,878)            (1,656)
   Policyholder charges (Note 3)                    (313,959)          (332,188)          (140,412)           (73,811)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         136,857,870        147,121,262         73,315,737          8,800,447
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS            156,489,471        185,982,609         92,448,746          9,116,429

NET ASSETS BEGINNING OF PERIOD                   129,748,574        170,193,914         70,040,830         20,428,089
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    286,238,045   $    356,176,523   $    162,489,576   $     29,544,518
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            13,081,031         10,329,386          6,007,742          3,510,155

      Units Issued                                19,068,167         12,366,087          8,939,735          3,001,050
      Units Redeemed                              (5,200,330)        (3,146,653)        (2,742,769)        (1,362,601)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004            26,948,868         19,548,820         12,204,708          5,148,604
                                            ================   ================   ================   ================

                                                JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                               The Dow (SM)         Dow (SM)           S&P(R)         Value Line(R)
                                             5 Portfolio (b)     10 Portfolio       10 Portfolio     25 Portfolio (a)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (36,658)  $     (5,035,139)  $     (3,906,953)  $        (62,611)
   Net realized gain (loss) on investments           220,059          5,444,251          3,371,068            293,429
   Net change in unrealized appreciation
      (depreciation) on investments                 (440,036)        11,248,740         47,391,044          2,241,404
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (256,635)        11,657,852         46,855,159          2,472,222
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         20,089        167,903,451        147,372,101         13,666,623
   Surrenders and terminations                      (271,265)       (16,931,115)       (10,559,759)           (92,590)
   Transfers between portfolios                   (7,286,275)        38,454,855         23,175,320         16,998,430
   Net annuitization transactions                         --            (56,916)           (59,275)                --
   Policyholder charges (Note 3)                      (9,702)          (450,014)          (294,506)              (350)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (7,547,153)       188,920,261        159,633,881         30,572,113
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             (7,803,788)       200,578,113        206,489,040         33,044,335

NET ASSETS BEGINNING OF PERIOD                     7,803,788        229,174,604        155,153,070                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $             --   $    429,752,717   $    361,642,110   $     33,044,335
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             1,038,212         24,280,755         18,151,575                 --

      Units Issued                                    38,823         28,120,550         23,388,572          3,268,363
      Units Redeemed                              (1,077,035)        (7,264,227)        (4,887,865)          (378,185)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004                    --         45,137,078         36,652,282          2,890,178
                                            ================   ================   ================   ================

                                                JNL/MCM         JNL/Oppenheimer
                                                  VIP            Global Growth
                                              Portfolio (a)        Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment loss                      $         (5,163)  $     (1,052,610)
   Net realized gain (loss) on investments            43,470          2,906,021
   Net change in unrealized appreciation
      (depreciation) on investments                  864,810         10,830,368
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   903,117         12,683,779
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     10,844,300         21,582,171
   Surrenders and terminations                       (68,064)        (5,220,027)
   Transfers between portfolios                    9,837,034         14,918,406
   Net annuitization transactions                         --            (10,751)
   Policyholder charges (Note 3)                        (276)          (108,005)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          20,612,994         31,161,794
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             21,516,111         43,845,573

NET ASSETS BEGINNING OF PERIOD                            --         56,554,357
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $     21,516,111   $    100,399,930
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    --          5,815,448

      Units Issued                                 2,068,878          5,491,707
      Units Redeemed                                (126,337)        (2,403,077)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             1,942,541          8,904,078
                                            ================   ================

(a) Commencement of operations October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                                          See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                                                           JNL/
                                                                    JNL/PIMCO           PPM America
                                             JNL/Oppenheimer       Total Return         High Yield            JNL/Putnam
                                             Growth Portfolio     Bond Portfolio      Bond Portfolio (a)    Equity Portfolio
                                            ------------------   ------------------   ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (298,253)  $          512,062   $        8,888,002   $       (1,158,417)
   Net realized gain (loss) on investments             226,622            3,879,968             (362,945)          (6,779,438)
   Net change in unrealized appreciation
      (depreciation) on investments                    559,501            1,358,598           (2,260,913)          22,388,177
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     487,870            5,750,628            6,264,144           14,450,322
                                            ------------------   ------------------   ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        5,146,612           60,860,499           37,911,022            2,880,532
   Surrenders and terminations                      (1,184,740)         (17,844,358)         (15,603,847)         (17,781,641)
   Transfers between portfolios                        628,600           (1,455,007)        (217,011,995)         (13,595,467)
   Net annuitization transactions                           --              (59,473)            (132,441)             (67,560)
   Policyholder charges (Note 3)                       (36,799)            (476,152)            (264,794)            (327,916)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             4,553,673           41,025,509         (195,102,055)         (28,892,052)
                                            ------------------   ------------------   ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS                5,041,543           46,776,137         (188,837,911)         (14,441,730)

NET ASSETS BEGINNING OF PERIOD                      16,371,450          186,434,312          188,837,911          149,856,531
                                            ------------------   ------------------   ------------------   ------------------

NET ASSETS END OF PERIOD                    $       21,412,993   $      233,210,449   $               --   $      135,414,801
------------------------------------------  ==================   ==================   ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               2,054,048           14,870,607           12,583,351            9,828,611

      Units Issued                                   1,668,923            9,183,643            7,765,277              664,471
      Units Redeemed                                (1,096,258)          (6,318,274)         (20,348,628)          (2,537,250)
                                            ------------------   ------------------   ------------------   ------------------

Units Outstanding at December 31, 2004               2,626,713           17,735,976                   --            7,955,832
                                            ==================   ==================   ==================   ==================

                                               JNL/Putnam            JNL/Putnam           JNL/S&P              JNL/S&P
                                                 Midcap             Value Equity        Core Index 50        Core Index 75
                                             Growth Portfolio        Portfolio          Portfolio (a)        Portfolio (a)
                                            ------------------   ------------------   ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (370,478)  $         (167,923)  $          (90,248)  $         (130,671)
   Net realized gain (loss) on investments             505,926            1,840,064            1,166,556            1,655,401
   Net change in unrealized appreciation
      (depreciation) on investments                  3,907,546           13,410,399             (915,335)          (1,224,822)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   4,042,994           15,082,540              160,973              299,908
                                            ------------------   ------------------   ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        4,068,545            7,367,939            3,405,034            7,138,034
   Surrenders and terminations                      (2,122,089)         (24,612,052)            (340,075)            (323,487)
   Transfers between portfolios                        176,612           (9,650,619)         (10,470,127)         (17,054,753)
   Net annuitization transactions                           --             (266,602)                  --                   --
   Policyholder charges (Note 3)                       (56,048)            (382,374)              (5,242)             (11,922)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,067,020          (27,543,708)          (7,410,410)         (10,252,128)
                                            ------------------   ------------------   ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS                6,110,014          (12,461,168)          (7,249,437)          (9,952,220)

NET ASSETS BEGINNING OF PERIOD                      22,216,137          207,763,924            7,249,437            9,952,220
                                            ------------------   ------------------   ------------------   ------------------

NET ASSETS END OF PERIOD                    $       28,326,151   $      195,302,756   $               --   $               --
------------------------------------------  ==================   ==================   ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               3,431,461           12,883,649              705,908              977,618

      Units Issued                                   1,705,607            1,535,596              527,182            1,089,616
      Units Redeemed                                (1,378,363)          (3,301,179)          (1,233,090)          (2,067,234)
                                            ------------------   ------------------   ------------------   ------------------

Units Outstanding at December 31, 2004               3,758,705           11,118,066                   --                   --
                                            ==================   ==================   ==================   ==================

                                                JNL/S&P            JNL/S&P Equity
                                              Core Index 100      Aggressive Growth
                                              Portfolio (a)        Portfolio I (a)
                                            ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (267,251)  $         (583,889)
   Net realized gain (loss) on investments           5,126,202           (2,576,334)
   Net change in unrealized appreciation
      (depreciation) on investments                 (4,158,556)           4,284,700
                                            ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     700,395            1,124,477
                                            ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        9,094,707           14,599,940
   Surrenders and terminations                      (1,395,580)          (3,024,142)
   Transfers between portfolios                    (44,253,705)         (61,944,397)
   Net annuitization transactions                           --                   --
   Policyholder charges (Note 3)                       (39,839)             (92,875)
                                            ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (36,594,417)         (50,461,474)
                                            ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS              (35,894,022)         (49,336,997)

NET ASSETS BEGINNING OF PERIOD                      35,894,022           49,336,997
                                            ------------------   ------------------

NET ASSETS END OF PERIOD                    $               --   $               --
------------------------------------------  ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               3,463,332            4,711,772

      Units Issued                                   1,260,977            1,830,227
      Units Redeemed                                (4,724,309)          (6,541,999)
                                            ------------------   ------------------

Units Outstanding at December 31, 2004                      --                   --
                                            ==================   ==================

(a) Period from January 1, 2004 through October 1, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004



                                                                    JNL/               JNL/
                                                JNL/S&P          S&P Managed        S&P Managed          JNL/
                                              Equity Growth      Aggressive        Conservative       S&P Managed
                                             Portfolio I (c)   Growth Portfolio    Portfolio (a)     Growth Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (1,762,248)  $     (3,484,801)  $        (23,481)  $     (6,708,370)
   Net realized gain (loss) on investments       (10,016,215)         1,317,308             20,210          8,684,008
   Net change in unrealized appreciation
      (depreciation) on investments               14,728,217         51,913,824            182,476         73,149,187
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 2,949,754         49,746,331            179,205         75,124,825
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     36,762,102         54,360,533          9,367,089        194,307,169
   Surrenders and terminations                    (8,153,557)       (17,555,024)          (386,849)       (46,065,381)
   Transfers between portfolios                 (183,063,228)       335,753,789          2,820,064         87,524,879
   Net annuitization transactions                     (1,349)           (40,355)              --             (376,136)
   Policyholder charges (Note 3)                    (207,668)          (529,724)           (11,348)        (1,192,259)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (154,663,700)       371,989,219         11,788,956        234,198,272
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS           (151,713,946)       421,735,550         11,968,161        309,323,097

NET ASSETS BEGINNING OF PERIOD                   151,713,946        154,225,871                 --        577,236,656
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $             --   $    575,961,421   $     11,968,161   $    886,559,753
------------------------------------------  ================   ================   ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            14,816,815          6,487,515                 --          3,744,190

      Units Issued                                 5,149,541         36,743,454          1,315,609         29,782,299
      Units Redeemed                             (19,966,356)        (4,410,857)          (154,534)        (9,653,622)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004                    --         38,820,112          1,161,075         23,872,867
                                            ================   ================   ================   ================

                                                 JNL/               JNL/               JNL/S&P         JNL/Salomon
                                              S&P Managed        S&P Managed       Very Aggressive    Brothers High
                                               Moderate           Moderate             Growth           Yield Bond
                                             Portfolio (a)     Growth Portfolio    Portfolio I (c)     Portfolio (b)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $        (31,694)  $     (2,020,021)  $       (707,439)  $      3,934,783
   Net realized gain (loss) on investments            26,989         11,988,045         (6,916,348)           352,398
   Net change in unrealized appreciation
      (depreciation) on investments                  408,138         28,866,615          8,946,346          1,801,461
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   403,433         38,834,639          1,322,559          6,088,642
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     14,382,952        135,797,894         13,083,838          9,571,182
   Surrenders and terminations                      (257,592)       (34,812,336)        (2,889,472)        (4,913,933)
   Transfers between portfolios                    3,191,420         27,320,167        (69,771,845)       225,053,546
   Net annuitization transactions                         --           (134,798)                --                 --
   Policyholder charges (Note 3)                      (6,438)          (631,740)           (98,157)           (59,340)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          17,310,342        127,539,187        (59,675,636)       229,651,455
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             17,713,775        166,373,826        (58,353,077)       235,740,097

NET ASSETS BEGINNING OF PERIOD                            --        382,576,757         58,353,077                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     17,713,775   $    548,950,583   $             --   $    235,740,097
------------------------------------------  ================   ================   ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    --          9,314,513          5,317,096                 --

      Units Issued                                 1,844,403         18,106,621          1,633,192         22,168,284
      Units Redeemed                                (156,807)        (6,979,494)        (6,950,288)        (1,885,679)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             1,687,596         20,441,640                 --         20,282,605
                                            ================   ================   ================   ================

                                                                  JNL/Salomon
                                                                    Brothers
                                              JNL/Salomon        U.S. Government
                                            Brothers Strategic     & Quality
                                              Bond Portfolio     Bond Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      3,766,140   $      4,875,739
   Net realized gain (loss) on investments         4,128,014          1,381,669
   Net change in unrealized appreciation
      (depreciation) on investments               (1,701,315)        (2,322,054)
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 6,192,839          3,935,354
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     27,088,685         16,842,569
   Surrenders and terminations                   (11,713,618)       (22,222,583)
   Transfers between portfolios                    4,578,690        (21,058,891)
   Net annuitization transactions                    (28,072)           (95,899)
   Policyholder charges (Note 3)                    (184,500)          (431,428)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          19,741,185        (26,966,232)
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             25,934,024        (23,030,878)

NET ASSETS BEGINNING OF PERIOD                   101,675,915        189,566,683
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    127,609,939   $    166,535,805
------------------------------------------  ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             5,867,202         12,875,452

      Units Issued                                 3,328,005          2,865,437
      Units Redeemed                              (2,190,729)        (4,704,610)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             7,004,478         11,036,279
                                            ================   ================

(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.
                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                  JNL/             JNL/Select         JNL/Select             JNL/
                                             Select Balanced         Global           Large Cap           Select Money
                                                Portfolio       Growth Portfolio    Growth Portfolio    Market Portfolio
                                            -----------------   -----------------   -----------------   -----------------
OPERATIONS
   Net investment loss                      $      (4,136,938)  $      (2,065,616)  $      (2,826,257)  $        (845,504)
   Net realized gain (loss) on investments         10,915,089         (10,443,106)         (7,987,960)             26,531
   Net change in unrealized appreciation
      (depreciation) on investments                21,483,798          25,646,243          29,348,923             (25,972)
                                            -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 28,261,949          13,137,521          18,534,706            (844,945)
                                            -----------------   -----------------   -----------------   -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      46,871,023           2,482,701           9,176,564          72,599,502
   Surrenders and terminations                    (30,656,435)        (20,184,834)        (22,486,043)        (25,027,278)
   Transfers between portfolios                    30,907,640         (15,022,123)         (1,032,667)        (49,372,663)
   Net annuitization transactions                    (120,034)            (12,998)            (78,796)           (174,655)
   Policyholder charges (Note 3)                     (464,091)           (313,267)           (520,590)           (536,321)
                                            -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           46,538,103         (33,050,521)        (14,941,532)         (2,511,415)
                                            -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS              74,800,052         (19,913,000)          3,593,174          (3,356,360)

NET ASSETS BEGINNING OF PERIOD                    272,426,500         162,664,587         201,383,293          98,924,916
                                            -----------------   -----------------   -----------------   -----------------

NET ASSETS END OF PERIOD                    $     347,226,552   $     142,751,587   $     204,976,467   $      95,568,556
------------------------------------------  =================   =================   =================   =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             14,060,770           9,420,842          10,129,826           8,212,521

      Units Issued                                  5,109,535             319,875           2,287,296          19,129,213
      Units Redeemed                               (2,952,992)         (2,224,085)         (3,178,258)        (19,331,500)
                                            -----------------   -----------------   -----------------   -----------------

Units Outstanding at December 31, 2004             16,217,313           7,516,632           9,238,864           8,010,234
                                            =================   =================   =================   =================

                                                   JNL/             JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                Select Value     Price Established     Price Mid-Cap       T. Rowe Price
                                                 Portfolio        Growth Portfolio   Growth Portfolio     Value Portfolio
                                             -----------------   -----------------   -----------------   -----------------
OPERATIONS
   Net investment loss                       $        (449,656)  $      (3,221,763)  $      (4,649,846)  $      (1,535,059)
   Net realized gain (loss) on investments           1,513,598           6,889,353          36,606,066           5,743,475
   Net change in unrealized appreciation
      (depreciation) on investments                  4,559,540          20,730,466          16,919,125          22,707,972
                                             -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   5,623,482          24,398,056          48,875,345          26,916,388
                                             -----------------   -----------------   -----------------   -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       15,578,292          32,524,902          36,795,596          43,798,312
   Surrenders and terminations                      (2,716,830)        (33,249,910)        (34,866,590)        (14,574,457)
   Transfers between portfolios                     16,910,514           5,416,589           9,899,516          26,734,741
   Net annuitization transactions                       (7,375)           (173,578)            (86,235)            (48,320)
   Policyholder charges (Note 3)                       (45,572)           (587,807)           (568,889)           (312,993)
                                             -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            29,719,029           3,930,196          11,173,398          55,597,283
                                             -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS               35,342,511          28,328,252          60,048,743          82,513,671

NET ASSETS BEGINNING OF PERIOD                      23,072,972         295,390,278         297,243,333         158,099,959
                                             -----------------   -----------------   -----------------   -----------------

NET ASSETS END OF PERIOD                     $      58,415,483   $     323,718,530   $     357,292,076   $     240,613,630
------------------------------------------   =================   =================   =================   =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               1,590,258          14,144,722          12,385,488          13,553,679

      Units Issued                                   3,002,171           3,083,890           3,700,850           8,736,686
      Units Redeemed                                (1,025,307)         (3,118,023)         (3,564,967)         (4,031,181)
                                             -----------------   -----------------   -----------------   -----------------

Units Outstanding at December 31, 2004               3,567,122          14,110,589          12,521,371          18,259,184
                                             =================   =================   =================   =================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson
National Separate Account I (the "Separate Account") on June 14, 1993. The
Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-two (62) Portfolios during 2005, but currently contains sixty-one (61) Portfolios as of December 31, 2005, each of which invests in the following mutual funds:



                                       JNL Series Trust

JNL/AIM Large Cap Growth Fund                            JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                 JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                    JNL/Putnam Midcap Growth Fund
JNL/Alliance Capital Growth Fund (1)                     JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Equity Fund                   JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Value Fund                    JNL/Salomon Brothers U.S Government & Quality Bond Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Balanced Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Global Growth Fund
JNL/MCM Bond Index Fund *                                JNL/Select Large Cap Growth Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Select Money Market Fund
JNL/MCM International Index Fund*                        JNL/Select Value Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund*                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund*                            JNL/T. Rowe Price Value Fund
JNL/Oppenheimer Global Growth Fund

       JNL Variable Fund LLC

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Nasdaq(P) 15 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM S&P(P) 10 Fund*
JNL/MCM Value Line(P) 25 Fund*
JNL/MCM VIP Fund*

     Variable Insurance Funds

Fifth Third Balanced VIP Fund
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1) This fund is no longer available as of December 31, 2005.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 1 -- ORGANIZATION (CONTINUED)

During the year ended December 31, 2005, the following acquisitions were accomplished at no cost to the contract owners:

ACQUIRED PORTFOLIO                             ACQUIRING PORTFOLIO                                          DATE OF ACQUISITION
---------------------------------------------- ------------------------------------------------------------ ------------------------
JNL/Alliance Capital Growth Fund               JNL/T. Rowe Price Established Growth Fund                    April 28, 2005
---------------------------------------------- ------------------------------------------------------------ ------------------------


During the year ended December 31, 2005, the following funds changed names:

PRIOR PORTFOLIO NAME                                    CURRENT PORTFOLIO NAME                                       EFFECTIVE DATE
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/Putnam International Equity Fund                    JNL/JPMorgan International Equity Fund (2)                   May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/MCM Energy Sector Fund                              JNL/MCM Oil & Gas Sector Fund                                May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/MCM Pharmaceutical/Healthcare Sector Fund           JNL/MCM Healthcare Sector Fund                               May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------


(2) Name change due to change in sub adviser.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 3 -- POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Charges

     Contract Maintenance Charge

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2005 and 2004, contract maintenance charges were assessed in the amount of $2,989,941 and $2,683,518, respectively.

     Transfer Fee Charge

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2005 and 2004, transfer fee charges were assessed in the amount of $14,725 and $29,694, respectively.

     Surrender or Contingent Deferred Sales Charge

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2005 and 2004, surrender charges were assessed in the amount of $12,596,929 and $10,811,030, respectively.

Asset-based Charges

     Insurance Charges

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.


     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     NOTE 3 -- POLICY CHARGES (CONTINUED)

     Optional Benefit Charges

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.10% - 0.15%, depending on the product chosen, of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     EARNINGS PROTECTION BENEFIT CHARGE. If this benefit option has been selected, Jackson National will make an additional deduction that equals 0.20% - 0.30%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.10% - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% - 0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 -- 80 at election. The amount of this charge is dependent upon the age of the contract owner and can range from 0.15% to 0.90%.

     OPTIONAL DEATH BENEFIT CHARGES. If any of the other optional death benefits are selected that are available under the Contract, Jackson National will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios, based on the optional death benefit selected.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 -- POLICY CHARGES (CONTINUED)

Premium Taxes

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 -- RELATED PARTY TRANSACTIONS

     For guaranteed minimum death benefits, the Company contributed $37,423,150 and $29,068,585 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2005, purchases and proceeds from sales of investments are as follows:


                                     JNL Series Trust
                                                                             PROCEEDS
                                                            PURCHASES       FROM SALES
                                                          ------------     ------------

JNL/AIM Large Cap Growth Fund                             $ 30,087,547     $ 21,212,447
JNL/AIM Real Estate Fund                                    32,928,070       10,949,967
JNL/AIM Small Cap Growth Fund                               18,332,308       15,736,623
JNL/Alger Growth Fund                                       29,495,862       54,782,619
JNL/Alliance Capital Growth Fund (1)                         1,660,390       30,093,059
JNL/Eagle Core Equity Fund                                  15,974,291       23,227,336
JNL/Eagle SmallCap Equity Fund                              19,412,377       33,351,897
JNL/FMR Balanced Fund                                       33,705,669       23,208,510
JNL/FMR Capital Growth Fund                                 14,012,743       36,567,235
JNL/Franklin Templeton Small Cap Value Fund                 16,303,314        4,284,950
JNL/Goldman Sachs Mid Cap Value Fund                        25,657,839        4,023,866
JNL/JPMorgan International Equity Fund                      24,958,277       23,613,004
JNL/JPMorgan International Value Fund                       67,028,679       39,396,822
JNL/Lazard Mid Cap Value Fund                               72,077,179       56,755,654
JNL/Lazard Small Cap Value Fund                             51,493,366       48,404,906
JNL/MCM Bond Index Fund *                                   89,367,608       33,845,103
JNL/MCM Enhanced S&P 500 Stock Index Fund*                  18,532,354       27,248,228
JNL/MCM International Index Fund*                          134,524,859       56,381,763
JNL/MCM S&P 400 MidCap Index Fund*                         113,743,865       60,523,745
JNL/MCM S&P 500 Index Fund*                                167,892,094       89,058,484
JNL/MCM Small Cap Index Fund*                               97,451,298       51,441,796
JNL/Oppenheimer Global Growth Fund                          50,442,917       40,175,677

                                     JNL Series Trust
                                                                            PROCEEDS
                                                            PURCHASES      FROM SALES
                                                          ------------    ------------

JNL/Oppenheimer Growth Fund                               $ 10,506,179    $  9,066,129
JNL/PIMCO Total Return Bond Fund                           158,046,496      72,697,305
JNL/Putnam Equity Fund                                       8,438,088      34,888,020
JNL/Putnam Midcap Growth Fund                               12,878,114      13,377,350
JNL/Putnam Value Equity Fund                                14,209,675      47,814,847
JNL/S&P Managed Aggressive Growth Fund                      61,913,021     133,532,637
JNL/S&P Managed Conservative Fund                           72,421,026      12,938,088
JNL/S&P Managed Growth Fund                                177,197,735     190,986,042
JNL/S&P Managed Moderate Fund                              133,740,959      16,896,718
JNL/S&P Managed Moderate Growth Fund                       291,839,720     126,626,115
JNL/Salomon Brothers High Yield Bond Fund                  104,746,973     133,897,499
JNL/Salomon Brothers Strategic Bond Fund                   107,376,630      51,874,791
JNL/Salomon Brothers U.S Government & Quality Bond Fund    49,936,9978      51,791,237
JNL/Select Balanced Fund                                    82,344,937      76,508,096
JNL/Select Global Growth Fund                                8,823,608      34,440,635
JNL/Select Large Cap Growth Fund                            29,323,035      74,832,426
JNL/Select Money Market Fund                               276,312,151     245,512,318
JNL/Select Value Fund                                       42,401,171      26,970,913
JNL/T. Rowe Price Established Growth Fund                   86,878,425      86,406,048
JNL/T. Rowe Price Mid-Cap Growth Fund                       80,564,754     103,633,204
JNL/T. Rowe Price Value Fund                                87,393,746      88,271,270

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Note 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                JNL Variable Fund LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
                                                        --------------   ------------
JNL/MCM 25 Fund                                         $  275,094,963   $127,110,414
JNL/MCM Communications Sector Fund                           9,753,389     13,495,776
JNL/MCM Consumer Brands Sector Fund                          9,467,014      5,934,575
JNL/MCM Financial Sector Fund                               20,390,511     13,480,335
JNL/MCM Global 15 Fund                                     296,242,194    109,566,986
JNL/MCM Healthcare Sector Fund                              52,573,918     22,380,091
JNL/MCM JNL 5 Fund                                       1,145,866,122    119,564,383
JNL/MCM Nasdaq 15(R) Fund                                   38,773,876      6,833,325


                                JNL Variable Fund LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
                                                          ------------    -----------
JNL/MCM Oil & Gas Sector Fund                             $187,049,847   $ 93,705,330
JNL/MCM Select Small Cap Fund                              243,143,786     97,751,636
JNL/MCM Technology Sector Fund                              29,322,898     14,889,226
JNL/MCM Dow (SM) 10 Fund                                   263,246,012    120,371,947
JNL/MCM S&P(R) 10 Fund                                     303,367,780    136,775,018
JNL/MCM Value Line(R)  25 Fund                             399,081,619     53,006,440
JNL/MCM VIP Fund                                           221,955,134     33,400,401


                                    Variable Insurance Funds
                                                                               PROCEEDS
                                                               PURCHASES      FROM SALES
                                                               ----------     -----------
Fifth Third Balanced VIP Fund                                  $   25,081     $   11,597
Fifth Third Disciplined Value VIP Fund                          3,243,551      1,100,005



                                    Variable Insurance Funds
                                                                               PROCEEDS
                                                               PURCHASES      FROM SALES
                                                               ----------     -----------
Fifth Third Mid Cap VIP Fund                                   $1,315,242     $  535,313
Fifth Third Quality Growth VIP Fund                             2,609,416      1,013,934

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES

  The following is a summary of insurance charges for the period ended December 31, 2005:

                            Fifth          Fifth Third          Fifth         Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   1.000               $           --   $              --   $          --   $           --   $          3,501   $     1,681
   1.100                           --                  --              --               --                118            --
   1.150                           --                  --              --               --             84,188         3,681
   1.250                          420              18,630           8,307           15,317             32,501         6,224
   1.300                           --                  --              --               --             39,329         2,043
   1.350                           --                  --              --               --              6,931            --
   1.395                           --                  --              --               --                 --            --
   1.400                           --                  --              --               --             35,729         1,452
   1.420                           --                  --              --               --                 --            --
   1.450                           --                  --              --               --             21,097         1,286
   1.500                          413               1,563             626            1,393             67,898         5,325
   1.545                           --                  --              --               --             12,200           569
   1.550                           --                 855             486              772              3,996         1,894
   1.560                           --                  --              --               --                620            --
   1.570                           --                  --              --               --              2,562            19
   1.575                           --                  --              --               --                 --            --
   1.600                          374              16,645           6,522           12,000             46,115         4,999
   1.605                           --                  --              --               --                 --            --
   1.630                           --                  --              --               --                 --            --
   1.645                           --                 446             172              293                680           131
   1.650                          185               8,920           4,062            7,387             47,296         8,069
   1.660                           --                  --              --               --              2,752            --
   1.670                           --                  --              --               --                154           111
   1.695                           --                  --              --               --              5,392            90
   1.700                          174               1,033             582            1,206             27,441         1,553
   1.710                           --                  --              --               --             93,561         5,811
   1.720                           --                  --              --               --              1,130            --
   1.725                           --                  --              --               --                 --            --
   1.745                           --                  --              --               --                 --            --
   1.750                           --                 964             354              709             16,421         1,835
   1.760                           --               2,315             962            2,280                107            47
   1.795                           --                  --              --               --              1,993            --
   1.800                           --                 818             484              610             25,086         3,038
   1.810                           92               5,344           2,057            3,121             21,705         5,588
   1.820                           --                  --              --               --                267            --
   1.825                           --                  --              --               --                 --            --
   1.845                           --                  --              --               --              4,593           165
   1.850                           --               5,541           2,291            5,285              7,880         2,367
   1.855                           --                  --              --               --                 --            --
   1.860                           --                  --              --               --             39,591         2,057
   1.870                           --                  --              --               --                473            --
   1.880                           --                  --              --               --                 --            --
   1.895                           --                  --              --               --             10,365         1,241
   1.900                           --               1,795             566            1,404             15,064         1,905
   1.905                           --                  --              --               --                 --            --
   1.910                           --                  --              --               --                 --         1,600
   1.920                           --                  --              --               --                994           357
                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   1.000               $          1,462   $             --   $             --   $          2,533   $          3,588   $    6,806
   1.100                             50              3,718                 --                 --                795           --
   1.150                         55,027             47,421              7,010             65,783             42,825       99,117
   1.250                         23,014             13,802              2,512             26,083             20,823       41,310
   1.300                         25,205             27,144              3,844             39,631             19,953       80,999
   1.350                          3,370                 --                 --                 --                 --           --
   1.395                             --                 --              7,543                 --                 --           --
   1.400                         22,481             28,548              4,500             27,660             18,869       51,287
   1.420                             --                 --                 --                 --                 --           --
   1.450                         10,538              7,842                858              7,350              3,192       18,179
   1.500                         36,491             27,907              4,032             51,976             29,748       50,003
   1.545                          5,166              7,245                577              5,112              4,118       11,371
   1.550                          2,911              3,017                266              3,436              1,596       12,892
   1.560                          1,102                 --              1,215                575                325           --
   1.570                          1,968              1,507                137              1,165              1,170        1,119
   1.575                             --                 --                 --                 --                 --           --
   1.600                         20,900             27,137              2,933             23,618             21,286       44,182
   1.605                             --                 --                 --                 --                 --           --
   1.630                             --                 --                 --                 37                 --           --
   1.645                            394                304                  2                630                600        2,967
   1.650                         23,368             15,044              1,222             25,503             21,258       41,036
   1.660                             --                 --                 --                 --              1,295           --
   1.670                            481                 78                 --                 --                202        5,948
   1.695                          1,501              6,675                356              3,937              4,006        6,404
   1.700                         15,145             17,986              1,418             12,995             16,870       24,864
   1.710                         49,777             65,948              7,514             69,758             43,592       63,930
   1.720                            487              1,773                 20              1,392                441        3,257
   1.725                             --                 --                 --                 --                 --           --
   1.745                             --                 --                 --                 --                 --           --
   1.750                         12,478              8,069                575             11,281              4,589       17,096
   1.760                            562                 --                 --              2,838              1,242           83
   1.795                          3,379              4,237                244              2,064              2,319        3,689
   1.800                          8,821             15,138              1,379             10,061              7,099       32,042
   1.810                         13,386              9,528                869             11,257             14,403       31,937
   1.820                          1,982              2,184                 --                566                165          323
   1.825                             --                 --                 --                 --                 --           --
   1.845                          5,176              4,944                 52              3,147              1,814        6,805
   1.850                          3,859              2,182                280              8,114              4,320        6,586
   1.855                             --                 --                 --                 --                 --           --
   1.860                         26,088             25,585              6,255             28,102             17,775       40,258
   1.870                             --                 24                 --                 --                 --          899
   1.880                             --                 --                 --                 --                 --           --
   1.895                          4,147              5,306                369              5,406              5,409       12,413
   1.900                          7,174             10,532              1,120             18,454             11,051       14,679
   1.905                             --                 --                 --                 --                 --           --
   1.910                             --                 --                 --                 --                165           --
   1.920                            115                918                 95                136                851        1,065

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   1.945               $           --   $              --   $          --   $           --   $          1,429   $        87
   1.950                           --                 567             229              561              7,054         1,267
   1.955                           --                  --              --               --                 --            22
   1.960                           --                  --              --               --             22,417         3,556
   1.970                           --                  15               6               15                 --            --
   1.980                           --                  --              --               --                 --             1
   1.995                           --                  --              --               --              3,287           441
   2.000                           --                  39              17               40              7,497         1,473
   2.005                           --                 172              76              176                 --            --
   2.010                           --               1,568             636            1,563             12,704         1,606
   2.020                           --                  --              --               --                104            --
   2.030                           --                  --              --               --                 --            --
   2.045                           --                  --              --               --              2,629            95
   2.050                           --                 691             290              685             12,258         1,236
   2.055                           --                  --              --               --                 --            --
   2.060                           --               1,763             751            1,744             35,057         7,780
   2.070                           --                  --              --               --                397            15
   2.080                           --                  --              --               --                 --            --
   2.095                           --                  --              --               --              1,705           100
   2.100                           --                 470              67              235              4,892         1,184
   2.110                           --                 482             192              402              7,808           700
   2.120                           --                  --              --               --                557             3
   2.145                           --                  --              --               --              3,776            17
   2.150                           --               2,638           1,053            2,558              4,498         2,718
   2.155                           --                  --              --               --                 --            --
   2.160                          329               5,337           2,435            4,986             13,401         3,070
   2.170                           --                  --              --               --                313            --
   2.195                           --                  --              --               --              1,722            25
   2.200                           20                 222              74              188              3,989         3,884
   2.205                           --                  --              --               --                 --            --
   2.210                          170               3,764           1,385            3,100              8,358         4,744
   2.220                           --                  --              --               --                854            --
   2.245                           --                  --              --               --              1,029            53
   2.250                           --                  --              --               --              2,357           146
   2.260                           --               1,788             832            1,721             25,355         1,394
   2.270                           --                  --              --               --                308            --
   2.280                           --                  --              --               --                 --            --
   2.295                           --                 147              64              148              1,049            61
   2.300                           --               2,197             927            2,201              7,632           771
   2.305                           --                  --              --               --                 --            --
   2.310                           --                 172              67              180              6,405           956
   2.320                           --                  --              --               --                 52            17
   2.330                           --                  --              --               --                 --            --
   2.345                           --                  --              --               --                894            80
   2.350                           --                  --              --               --                880           324
   2.360                           --               1,240             486            1,130             19,344         1,258
   2.370                           --                  --              --               --                395            35

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   1.945               $            115   $          3,445   $             --   $          2,029   $            159   $    8,370
   1.950                         11,372              5,286                816              6,326              4,264        8,480
   1.955                             --                 --                 --                 --                 --           --
   1.960                         17,809             27,557              1,725             24,458             10,860       34,442
   1.970                            155                151                 --                 87              1,437          407
   1.980                             --                 --                 --                 --                 --           --
   1.995                            846              1,021                 42              3,394              1,735        4,371
   2.000                          9,372              4,222              3,494              2,890              4,500        8,517
   2.005                             37                 --                 --                 --                 --           --
   2.010                          5,842              2,141              1,000              3,002              9,246        3,854
   2.020                             --                131                  7                103              1,281        1,750
   2.030                             --                 --                 --                 --                 --           --
   2.045                          1,682              1,023                203                885                816        3,568
   2.050                          6,048              3,988                865              8,558              6,746        9,945
   2.055                             --                 --                 --                 --                 --           --
   2.060                         21,363             11,068                216             21,935             19,128       26,536
   2.070                             69                 --                 --                 --                137        1,016
   2.080                             --                 --                 --                 --                 --           --
   2.095                          3,959              1,565                171              2,680              2,079        3,980
   2.100                          2,452              2,004                176              5,484              2,939        4,008
   2.110                          2,953              3,220                392              4,788              4,725        6,902
   2.120                            104                465                  2                649                429        1,160
   2.145                          1,401              1,120                482              1,444              2,261        7,649
   2.150                          4,661              7,705                277              9,388              7,938        8,046
   2.155                             --                 --                 --                 --                 --           --
   2.160                          7,251             11,166                945             12,041             10,642       18,262
   2.170                             --                 --                 --                 --                 --        1,234
   2.195                            487                388                 38                557                425          575
   2.200                          1,776              1,791                405              3,718              2,978        7,537
   2.205                             --                 --                 --                 --                 --           --
   2.210                          3,332              3,484                390              9,019              4,278       16,190
   2.220                            240                 77                 --                149                626           --
   2.245                            976                 --                114                108                 --          560
   2.250                          1,335              2,345                 96              1,631                423        1,682
   2.260                          7,382              4,587              1,247             13,695             25,724       18,347
   2.270                            229                 --                 --                 --                 --          132
   2.280                             --                 --                 --                 --                 --           --
   2.295                            286                220                629              1,457                266        1,037
   2.300                          5,861              1,766                583              5,549              7,340        6,283
   2.305                             --                 --                 --                 --                 --           --
   2.310                          3,358              2,229                666              2,971              2,127        7,179
   2.320                              2                 18                 --                 --                 --          774
   2.330                             --                 --                 --                 --                 --           --
   2.345                            121                442                 58                763                260        1,281
   2.350                          1,032                475                554              2,264                487        2,658
   2.360                         12,781              1,298                202              9,755              2,927        9,388
   2.370                             71                 34                 --                 91                216           --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   2.380               $           --   $              --   $          --   $           --   $             --   $        58
   2.395                           --                  --              --               --              2,994           141
   2.400                           --                 542             238              535                798         1,042
   2.405                           --                  --              --               --                 --            --
   2.410                           14                 293              78              190              2,369         1,498
   2.420                           --                  --              --               --                 --            14
   2.445                           --                  --              --               --              1,844             4
   2.450                           --                  94              39               70              3,704           283
   2.460                           --                 556             186              452              5,877           592
   2.470                           --                  --              --               --                933            --
   2.480                           --                  --              --               --                 --             3
   2.495                           --                  --              --               --                 31            49
   2.500                           --                  46              20               44              3,076         1,302
   2.505                           --                  --              --               --                 --            --
   2.510                           --                  --              --               --              6,435         1,093
   2.520                           --                  --              --               --                 --            --
   2.545                           --                 530             172              506                128            --
   2.550                           --                  --              --               --              2,508           685
   2.560                           --                 117              --               --              1,992           336
   2.570                           --                  --              --               --                 --            --
   2.595                           --                  --              --               --                515           252
   2.600                           --                  --              --               --              1,146           209
   2.605                           --                  --              --               --                 --            --
   2.610                           --                 731             278              660             18,239         3,203
   2.620                           --                  --              --               --                 --           187
   2.645                           --                  --              --               --                 19            64
   2.650                           --                  --              --               --                125           349
   2.660                           --                  28              12               28              3,003         1,359
   2.670                           --                  --              --               --                 60            --
   2.680                           --                  --              --               --                 --            --
   2.695                           --                  --              --               --                149            --
   2.700                           --                  --              --               --                 19           133
   2.710                           --                 323             124              215              3,946         8,037
   2.720                           --                  --              --               --                 --            --
   2.745                           --                  --              --               --                570           138
   2.750                           --                  --              --               --                146           165
   2.755                           --                  --              --               --                 --            --
   2.760                           --                 467             281               --              1,935         2,177
   2.770                           --                  --              --               --                 --            --
   2.795                           --                  --              --               --                  3           160
   2.800                           --                  --              --               --                635            54
   2.805                           --                  --              --               --                 --            --
   2.810                           --                  --              --               --                317           760
   2.820                           --                  --              --               --                261           517
   2.845                           --                  --              --               --                 --            11
   2.850                           --                  --              --               --                328           113
   2.860                           --                  --              --               --                596            --

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   2.380               $             --   $             --   $             --   $             --   $             --   $       --
   2.395                          2,350              2,094                 --              1,775                707        1,952
   2.400                            222              1,002                 25                922                336        1,306
   2.405                             --                 --                 --                 --                 --           --
   2.410                          1,070                805                 44              4,352                779        4,601
   2.420                             --                 --                 --                 18                 --           --
   2.445                            247                340                 63              1,178              1,029          699
   2.450                          2,385              1,573                178              2,853                897        6,725
   2.460                          8,877              2,819                213              4,909              5,324        7,562
   2.470                            269                449                 --              1,188                  8           --
   2.480                             --                 --                 --                 --                 --           --
   2.495                             --                317                 --                 31              1,575          176
   2.500                          2,663                271                183              1,556                536          179
   2.505                             --                 --                 --                 --                 --           --
   2.510                          4,880              3,782                219              1,148              3,460        2,870
   2.520                             --                 --                 --                143                 --           --
   2.545                          1,021                 --                 --                 --                 55          186
   2.550                            807                831                 70                190                524        1,696
   2.560                            441              2,099                373              3,156              2,138        2,937
   2.570                             --                 --                 --                 --                 --           --
   2.595                             --                 --                 --                971                 29           --
   2.600                            247                992                 39                125                578        1,557
   2.605                             --                 --                 --                 --                 --           --
   2.610                          2,649              3,834                302              4,185              3,698        9,006
   2.620                             --                 --                 --                 --                 --           --
   2.645                             --                 --                 --                 --                 --          556
   2.650                          4,888                127                 --              2,016              2,335        2,223
   2.660                          4,756              2,549                211              1,609              6,371        4,836
   2.670                             91                 --                 --                 --                204           --
   2.680                             --                 --                 --                 --                 --           --
   2.695                             --                181                 --                295                164           --
   2.700                            480                287                 --                 50                 88          489
   2.710                            419                733                309              1,544              3,184        3,308
   2.720                             --                 --                 --                 --                 --           --
   2.745                            172                 11                194                876                774           --
   2.750                            190                155                 --                302                 18          105
   2.755                             --                 --                 --                 --                 --           --
   2.760                            822                615                 83                393                899        2,486
   2.770                             --                 --                 --                 --                 --           --
   2.795                             --                 --                 --                 --                  1          310
   2.800                            579                221                 --              1,430                361        3,345
   2.805                             --                 --                 --                 --                 --           --
   2.810                            444                570                 92                 --                959          718
   2.820                             --                 --                 --                 --                 --           --
   2.845                              7                548                 --                 --                700           --
   2.850                            386                 42                 --                362                 --           40
   2.860                            546                396                 51                 68                433          283

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   2.870               $           --   $              --   $          --   $           --   $             --   $        --
   2.895                           --                  --              --               --                 --            83
   2.900                           --                  --              --               --                 --            38
   2.910                           --                  --              --               --              2,277            21
   2.920                           --                  --              --               --                 --            --
   2.945                           --                  --              --               --                 --            --
   2.950                           --                  --              --               --                 --            49
   2.955                           --                  --              --               --                 --            --
   2.960                           --                  --              --               --                 23            12
   2.970                           --                  --              --               --                 --            --
   2.995                           --                  --              --               --                 --            --
   3.000                           --                  --              --               --                 --            72
   3.010                           --                 648             266               --              2,310           106
   3.045                           --                  --              --               --                 --            --
   3.050                           --                  --              --               --                 --           168
   3.060                           --                  --              --               --              1,909         1,020
   3.070                           --                  --              --               --                 --            --
   3.095                           --                  --              --               --                373            --
   3.100                           --                  --              --               --                 --            --
   3.110                           --                  --              --               --                 --            48
   3.120                           --                  --              --               --                 --            --
   3.145                           --                  --              --               --                 --            28
   3.150                           --                  --              --               --                  5            17
   3.160                           --                 266             114              271                296            --
   3.195                           --                  --              --               --                 --            --
   3.200                           --                  --              --               --                 --            --
   3.210                           --                  --              --               --                 --            --
   3.245                           --                  --              --               --                 --            --
   3.250                           --                  --              --               --                 --            --
   3.255                           --                  --              --               --                 --            --
   3.260                           --                  --              --               --                 --            --
   3.270                           --                  --              --               --                 --             2
   3.295                           --                  --              --               --                 --            --
   3.300                           --                  --              --               --                 --           245
   3.310                           --                  --              --               --                 --            --
   3.345                           --                  --              --               --                 --            --
   3.350                           --                  --              --               --                 --            --
   3.360                           --                  --              --               --                 --            65
   3.395                           --                  --              --               --                 --            11
   3.400                           --                  --              --               --                 --            --
   3.410                           --                  42              17               41                 50            --
   3.445                           --                  --              --               --                 --            --
   3.450                           --                  --              --               --                 --            --
   3.460                           --                  --              --               --                 --            --
   3.470                           --                  --              --               --                 --            --
   3.500                           --                  --              --               --                 --            --
   3.510                           --                  --              --               --                 --            --
                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   2.870               $             --   $             --   $            --    $             --   $             --   $       --
   2.895                             --                 23                --                  --                 --           --
   2.900                            272                160                --                  --              1,941           72
   2.910                            810              1,088                77                 817                402          644
   2.920                             --                 --                --                  --                 --           --
   2.945                             --                 --                --                  --                 --          820
   2.950                             --                 --                --                  --                 --           81
   2.955                             --                 --                --                  --                 --           --
   2.960                             23              1,222                --                 180              2,639          327
   2.970                             --                 --                --                  --                218           --
   2.995                             --                 --                --                  --                 --           --
   3.000                             --                 --                --                  --                 --          750
   3.010                          1,779              1,651                23                 398                762        2,084
   3.045                            229                 --                --                  --                 --           65
   3.050                             --                 --                --                  --                 --           --
   3.060                            886                911               159                 168                313        1,984
   3.070                             --                 --                --                  --                 --           --
   3.095                             --                 --                --                  --                187           --
   3.100                             --                 --                --                  --                 --           --
   3.110                             --                 --                --                  --                737           70
   3.120                             --                 --                --                  --                 --           --
   3.145                            302                 --                --                 290                 --           --
   3.150                             --                 --                --                 574                311           --
   3.160                            194                 --                --                  --                 --          991
   3.195                             --                 --                --                  --                 --           --
   3.200                             --                 --                --                  --                 --           --
   3.210                            328                 --                --                  --                352           --
   3.245                             --                 --                --                  --                 --           --
   3.250                             --                 --                --                  --                 --           --
   3.255                             --                 --                --                  --                 --           --
   3.260                             --              1,177                --                 435                 69           --
   3.270                             --                 --                --                  --                 --           --
   3.295                             --                 --                --                  --                 --           --
   3.300                             --                 --                --                  --                 --           --
   3.310                             --                 --                --                  --                 --           --
   3.345                             --                 --                --                  --                 --           --
   3.350                             --                 --                --                  --                 --           --
   3.360                             --                130                --                  --                 --           --
   3.395                             --                 --                --                  --                 --           --
   3.400                             --                 --                --                  --                 --           --
   3.410                             11                 --                --                  --                 42           --
   3.445                             --                 --                --                  --                 --           --
   3.450                             --                 --                --                  --                 --           --
   3.460                             --                 --                --                  --                 --           --
   3.470                             --                 --                --                  --                 --           --
   3.500                             --                 --                --                  --                 --           --
   3.510                             --                 --                --                  --                 --           --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   3.545               $           --   $              --   $          --   $           --   $             --   $        84
   3.560                           --                  --              --               --                 --            --
   3.610                           --                  --              --               --                 --            --
   3.650                           --                  --              --               --                 --            --
   3.660                           --                  --              --               --                 --            --
   3.695                           --                  --              --               --                 --            --
   3.700                           --                  --              --               --                 --            --
   3.710                           --                  --              --               --                 --            --
   3.750                           --                  --              --               --                 --            --
   3.760                           --                  --              --               --                 --            --
   3.800                           --                  --              --               --                 --            --
   3.860                           --                  --              --               --                 --            --
   3.895                           --                  --              --               --                 --            --
   3.910                           --                  --              --               --                 --            --
   4.000                           --                  --              --               --                 --            --

PERSPECTIVE
 Standard Benefit                  --                  --              --               --            133,240        17,462
  Maximum Anniversary
    Value Benefit                  --                  --              --               --              2,144            --
  Earnings Protection
    Benefits                       --                  --              --               --              1,719            --
  Combined Optional
    Benefits                       --                  --              --               --                490            --
                       --------------   -----------------   -------------   --------------   ----------------   -----------
    Total              $        2,191   $          92,824   $      38,883   $       76,422   $      1,111,673   $   148,776
                       ==============   =================   =============   ==============   ================   ===========

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   3.545               $             --   $             --   $             --   $             --   $             --   $       --
   3.560                             --                 --                 --                 --                549           --
   3.610                             --                 --                 --                 --                153           --
   3.650                             --                 --                 --                 --                 --           --
   3.660                             --                 --                 --                 --                 --           --
   3.695                             --                 --                 --                 --                 --           --
   3.700                             --                 --                 --                 --                 --           --
   3.710                             --                 --                 --                 --                 --           --
   3.750                             --                 --                 --                 --                 --           --
   3.760                             --                 --                 --                 --                 --           --
   3.800                             --                 --                 --                 --                 --           --
   3.860                             --                 --                 --                 --                 --           --
   3.895                             --                 --                 --                 --                 --           --
   3.910                             --                 --                 --                 --                 25           --
   4.000                             --                 --                 --                 --                 --           --

PERSPECTIVE
 Standard Benefit               104,471          1,673,684             55,950            548,396            709,799      591,677
  Maximum Anniversary
    Value Benefit                   991              1,878              1,234              1,352              1,311        5,506
  Earnings Protection
    Benefits                        505              3,907                854              2,217              2,536        6,033
  Combined Optional
    Benefits                        134                220                 30                 62                258          698
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
    Total              $        677,608   $      2,211,869   $        133,968   $      1,225,002   $      1,227,921   $1,641,619
                       ================   ================   ================   ================   ================   ==========

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin      JNL/Goldman Sachs       JNL/JPMorgan       JNL/JPMorgan    JNL/Lazard
               Capital        Templeton Small Cap        Mid Cap         International       International      Mid Cap
           Growth Portfolio     Value Portfolio     Value Portfolio      Equity Portfolio   Value Portfolio  Value Portfolio
           -----------------  -------------------  -------------------  -----------------  ----------------  ----------------
M&E CLASS
  1.000    $             755  $                --  $                --  $             618  $          2,895  $          6,768
  1.100                   --                   --                   --                519               522                --
  1.150               22,614                1,387                8,138             33,721            72,325           136,384
  1.250               12,237                3,468                4,521             22,713            41,991            68,344
  1.300                8,234                1,366                2,027             30,991            33,363            76,193
  1.350                   --                   --                   --              4,586             5,162             3,497
  1.395                   --                   --                   --                 --                --                --
  1.400                6,582                1,274                  468             14,707            32,897            66,517
  1.420                   --                   --                   --                 --                --                --
  1.450                4,043                   77                   94              8,911             7,262            23,258
  1.500               14,082                1,509                8,532             29,778            51,139            95,816
  1.545                6,422                  342                  791              4,294             7,487            19,287
  1.550                1,810                  298                  288              2,854             8,762            15,589
  1.560                   --                1,094                   --                 --             3,971                --
  1.570                  600                   --                  158                386             3,524             3,374
  1.575                   --                   --                   --                 --                --                --
  1.600                8,590                2,828                6,305             25,163            64,826            64,476
  1.605                   --                   --                   --                 22                --                --
  1.630                   --                   --                   --                405                42                40
  1.645                  288                   66                  206                164               725             1,571
  1.650               11,654                5,031                9,224             32,856            32,518            79,933
  1.660                   --                   --                   --                 --             5,451             1,970
  1.670                  789                   48                   22                 29               589             1,393
  1.695                1,124                  156                  154              2,092            12,925             6,417
  1.700                8,108                  562                  829             11,499            24,489            53,051
  1.710               16,299                2,269                4,129             38,445            82,053           146,421
  1.720                  589                  220                   --                795               278             3,820
  1.725                   --                   --                   --                 --                --                --
  1.745                   --                   --                   --                 --                --               256
  1.750                3,246                  825                  232              9,207            16,762            27,361
  1.760                  243                  130                    4                790                59             1,935
  1.795                  516                   --                   --                835             3,468             4,095
  1.800                4,506                1,315                1,833             10,133            14,997            40,252
  1.810                9,998                3,647                5,754             11,772            36,081            59,156
  1.820                   --                   12                   12                495               489             4,411
  1.825                   --                   --                   --                 --                --                --
  1.845                  957                    7                    2              1,497             5,707            11,223
  1.850                2,995                  517                  820              5,272             9,304            16,077
  1.855                   --                   --                   --                 --                --                --
  1.860                8,618                  955                1,888             24,387            27,359            97,712
  1.870                   --                   --                   --                 --               980               798
  1.880                   --                   --                   --                 --                --                --
  1.895                  756                  489                  538              5,001             7,372            11,530
  1.900                2,857                  933                1,783             13,201            19,838            31,535
  1.905                   --                   --                   --                 --                23                --
  1.910                   --                   --                   --                 --               171                --
  1.920                   80                  228                  863                418             1,679             3,686

                                                                                                         JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM            Enhanced
               Small Cap         JNL/MCM          Bond Index     Communications     Consumer Brands   S&P 500 Stock
            Value Portfolio    25 Portfolio        Portfolio     Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.000    $          2,600  $         19,153  $          5,204  $             --  $            470  $          2,681
  1.100                  49             9,048                --               210                --                --
  1.150             132,050           655,389           143,841             7,068             4,861            74,352
  1.250              49,399           449,267            99,512             6,099             5,265            24,281
  1.300              55,413           162,704            65,176               571             1,117            35,064
  1.350               9,706             9,897             1,045             1,423             1,367                --
  1.395                  --                --                --                --                --                --
  1.400              46,348           136,780            37,790             1,750             2,386            27,052
  1.420                  --             1,029                --                --                --                --
  1.450              21,443            82,082            28,653             2,091             1,424             9,508
  1.500              70,294           538,905           138,379             7,765             4,997            35,325
  1.545              13,099            76,489            11,132               369               339             9,856
  1.550               6,879            94,682            31,758             1,944             2,045             4,533
  1.560                  --             7,254                --                --                --                --
  1.570               3,981            16,192             3,849                --                --             1,112
  1.575                  --                --                --                --                --                --
  1.600              57,555           376,202           171,101             5,220             5,175            36,108
  1.605                  --               626                --                --                --                --
  1.630                 330             1,227               422                --                --               399
  1.645                 987            14,396             2,515               113                52               873
  1.650              87,967           442,321           116,560             1,872             4,445            23,453
  1.660                  --            12,098                --                --                --               332
  1.670                 814            10,239               717                25                 4               145
  1.695               6,408            28,731            11,958                65                59             6,201
  1.700              36,046           180,567            66,283             3,177             6,490            22,908
  1.710             127,965           411,830           119,220             9,839             5,399            85,683
  1.720               1,866             4,638             1,558                --               126             2,071
  1.725                  --                --                --                --                --                --
  1.745                  --               246                --               247                --                --
  1.750              21,515           107,485            29,246               312             1,121             7,757
  1.760                 994            22,519             5,563                10                10                --
  1.795               3,952            18,717               810                58                --             3,808
  1.800              20,747           173,524            36,168             1,488             1,458            17,397
  1.810              32,858           268,086            64,826             4,561            14,090            29,886
  1.820               3,044             1,942             1,603                --                --               970
  1.825                  --                --                --                --                --                --
  1.845               7,687            29,286             6,921               972               760             2,946
  1.850               8,361            92,174            33,872               767             1,074             5,286
  1.855                  --                16                --                --                --                --
  1.860              54,150           179,954            95,258               654             2,081            38,293
  1.870                  --             7,166               110                --                76               263
  1.880                  --                75                --                --                --                --
  1.895              13,629            27,663             5,442             3,487             1,328             2,984
  1.900              21,019           129,461            51,206             1,707             1,269             9,873
  1.905                  --                15               225                --                --                --
  1.910                  --             9,250                --                --                --                --
  1.920               1,851            12,657             4,782               361               153               960

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap       International      International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945    $          3,209  $                36  $              36  $            795  $          5,349  $          3,475
  1.950               2,622                  331                780             4,037            15,016            18,761
  1.955                  --                   --                 --               253                --                --
  1.960               8,658                  128                594            14,774            38,032            46,041
  1.970                  93                   --                 --                 4             1,828               480
  1.980                  --                   --                 --                --                --                --
  1.995                 456                   30                638               779             5,277             6,524
  2.000               2,762                  984                903             4,778            30,488            21,711
  2.005                  --                   76                 76                49                --                75
  2.010               2,108                    6                  6             2,481             5,987            15,462
  2.020               1,296                   --                255               104             2,337             1,934
  2.030                  --                   --                 --                --                --                --
  2.045               1,037                  108                521               780             4,144             4,423
  2.050               2,521                  508                801             5,083            29,320            23,287
  2.055                  --                   --                 --                --                --                --
  2.060               2,005                2,601              2,595            13,234            38,167            47,796
  2.070                 217                   22                  8               324                12                95
  2.080                  --                   --                 --                --                --                --
  2.095                 328                  163                 --             4,524             6,248             8,043
  2.100               2,079                  430                635             3,368            29,676            15,289
  2.110               1,595                  538                337             1,333             8,019            14,945
  2.120                  73                    4                  4                --               564             1,304
  2.145               2,459                    2                 --             1,265               864             8,562
  2.150               2,860                1,946                937             8,514            14,559            22,259
  2.155                  --                   --                 --                --                --                --
  2.160               5,662                1,263              2,226             6,084            31,775            42,085
  2.170                  --                   --                 --             1,162                --                --
  2.195                  --                  133                151               859               378             2,678
  2.200                 899                2,934              3,435             1,755             7,043            12,007
  2.205                  --                   --                 --                --                --                --
  2.210               2,223                2,573              4,383             4,446            23,883            25,288
  2.220                  45                   --                 --                --               474               363
  2.245                  --                   96                 34                --               339             3,800
  2.250                 162                  126                159             7,707             6,811             5,528
  2.260               8,528                  330                250            10,111            26,452            60,691
  2.270                 174                   --                 22                --                --               113
  2.280                  --                   --                 --                --                --                --
  2.295                  --                   81                 81                42             3,440             4,258
  2.300               2,257                  151                 76             4,271            19,975            19,932
  2.305                  --                   --                 --                --                --                --
  2.310               2,817                  117                771             1,801             6,352            12,373
  2.320                  --                   20                 20                18                49               368
  2.330                  --                   --                 --                --                --                --
  2.345                  --                    2                  5               465               907             2,028
  2.350                  97                   73                 --               675             4,519             1,755
  2.360               5,667                2,715              2,700             9,254            14,879            38,299
  2.370                  50                   --                 --                --                39               256

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM           JNL/MCM          Enhanced
              Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands   S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945    $          2,480  $         12,988  $          4,962  $              9  $            435  $          3,654
  1.950              15,174            95,213            52,226             1,021               969            22,700
  1.955                  --             1,232               259                --                --                17
  1.960              47,473           143,382            27,288             1,098             2,909            11,391
  1.970                   3            12,650               386                --                --                --
  1.980                  --                --                 2                --                --                --
  1.995               4,849            16,466            11,220               952               189             2,305
  2.000              21,058            88,175            30,731               143             1,621             6,306
  2.005                  37             1,148                17                --                --                --
  2.010              14,427            50,812            13,438                --               459             5,286
  2.020               1,422             7,334             3,955                49               258               957
  2.030                  --                28                28                --                --                --
  2.045               3,119            25,557             7,935                43               170             2,654
  2.050              18,642           110,511            29,307               362               471             6,955
  2.055                  --               103                84                --                --                --
  2.060              41,961           230,152            80,973            11,810             4,847             9,253
  2.070                 221             4,426             2,974                91                --                26
  2.080                  --                --                50                --                --                --
  2.095               8,147            12,451             6,033               444                28             1,810
  2.100              17,853            76,732            27,236             1,076             1,075             3,799
  2.110               9,394            34,202            43,729             1,354             2,069            10,691
  2.120                 701             3,274               609                --                --               128
  2.145               6,338            13,622             3,728                 2                73               884
  2.150              14,253            74,374            30,804             1,467             2,113            12,047
  2.155                  --                --                --                --                --                --
  2.160              25,949           165,822            84,787             8,930             9,147            20,718
  2.170                 605             1,770               205                --                --               126
  2.195               1,786             7,352             1,775                --                --               793
  2.200               8,588            45,775            12,639               425               201               952
  2.205                  --                --                40                --                --                --
  2.210              19,037           197,977            66,489             2,227             2,712             9,037
  2.220                 617             1,037             1,118                --                --               131
  2.245               3,187             5,233             2,334                --                14               933
  2.250               4,686            40,811            13,135                82                11             4,187
  2.260              32,092           105,202            33,160               881             1,370            13,397
  2.270                 261             1,712               245                --                --               733
  2.280                  --                32                --                --                --                --
  2.295               2,135             6,608             3,248                 9                60               896
  2.300              14,445            65,930            21,884               255                42             6,967
  2.305                  --               356               596                --                --                --
  2.310               6,311            64,096            23,265             1,114               518             8,123
  2.320                 374             1,635               453                18                --                --
  2.330                  --               261                --                --                --                --
  2.345                 950             7,042             3,414               134               103               234
  2.350               1,451            26,649               852               159                38               730
  2.360              25,578           111,298            23,638               433             1,047             2,642
  2.370                 248               494                81                --                38                42

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap        International    International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio   Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380    $             --  $                --  $              72  $             --  $             --  $             --
  2.395                 272                   88                 85             1,677             2,604             6,816
  2.400                 518                  170                747               839             1,266             2,537
  2.405                  --                   --                 --                --                --                34
  2.410               1,381                  361                389               680             3,883             6,208
  2.420                  --                   --                 --                --             1,836                32
  2.445               1,170                   71                 55                45               138             1,654
  2.450               1,719                   29                384               663             3,490            10,132
  2.460               3,543                  299                347             1,001            11,401            23,052
  2.470                  55                   --                 --                --                --                --
  2.480                  --                   --                 --                --                --                --
  2.495                 121                   60                 91                 7             1,948             1,228
  2.500                 293                  150              1,125             2,090             3,731             3,374
  2.505                  --                   --                 --                --                --                --
  2.510               1,766                  177              1,830             4,258             8,556            10,795
  2.520                  --                   --                 --                --               115               315
  2.545                  79                   52                 39             1,305               456             1,707
  2.550               1,346                  326                171             1,049             1,052             6,006
  2.560               1,975                  203                563             1,635             6,057             6,218
  2.570                  --                   --                 --                --                --                --
  2.595                  --                  239                238                --               467                39
  2.600                 458                   27                610                56             2,860             3,497
  2.605                  --                   --                 --                --                --                --
  2.610               1,197                  965                469             3,696            13,175            26,044
  2.620                  --                   --                 --                --                94               177
  2.645                  --                   15                 14                27                58                41
  2.650                 295                   --                 --                --             5,695             4,865
  2.660               3,895                  692                690             1,809            26,919            21,805
  2.670                  --                  180                 89                --               145               282
  2.680                  --                   --                 --                --                --                --
  2.695                  --                   32                 --                17                --               149
  2.700                 147                  156                113                --             1,902               509
  2.710               1,860                  743                430             1,896             8,040             3,988
  2.720                  --                   --                 --                --                --                --
  2.745                  --                    7                249               153               750               766
  2.750                 146                   35                 35               409             1,239             1,238
  2.755                  --                   --                 --                --                --                --
  2.760               2,876                  907              1,003               922             3,640             3,680
  2.770                  --                   --                 --               242                --               251
  2.795                  --                   --                 --                --               229                 2
  2.800                 181                  106                250               407               781             1,245
  2.805                  --                   --                 --                --                --                --
  2.810                  --                  187                183               663             1,730             1,367
  2.820                  --                   --                 --                --                --               130
  2.845                  --                   --                  7                --                --               560
  2.850                   1                    1                 74               920               240               534
  2.860                  --                    9                 --               370               212               774

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM          Enhanced
               Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands  S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380    $             --  $             --  $             27  $             --  $             --  $             --
  2.395               2,463            12,509             3,078                20                20               809
  2.400               1,139            11,079             3,754                28                28               372
  2.405                  22                 9                --                --                --                --
  2.410               6,753            47,182            18,582                14               366             1,370
  2.420                 875               966             1,754                --                --                --
  2.445                 697             4,487             2,969                 8                --                --
  2.450               8,347            38,743             7,630               927               144             3,560
  2.460              17,368            51,011            24,561             3,894             4,533             5,592
  2.470                  --             1,006               574                --                --             2,742
  2.480                  --                --                 5                --                --                --
  2.495               1,074             2,238             1,160                --                --                --
  2.500               4,416             8,090             5,427                --               204               812
  2.505                  --               363                --                --                --                --
  2.510              11,830            35,215            10,718               333             1,204             3,307
  2.520                  73               602                79                --                --                34
  2.545               1,919             2,573             3,463                --                15                98
  2.550               4,510            20,821             1,725                 6                --               383
  2.560              13,365            54,815            26,699                11               960             2,535
  2.570                  --               140             1,170                --                --                --
  2.595                  --             1,764               259                --                47               612
  2.600               2,933             8,370             2,053                21                17               170
  2.605                  --               156                --                --                --                --
  2.610              11,957            77,321            21,149             1,028             2,272             8,041
  2.620                  --               412                --                --                --                --
  2.645                 119             5,395             2,280                --                --                --
  2.650               4,101            13,967             3,397             1,194               173               193
  2.660              22,919            42,598            12,035               624               557               418
  2.670                 278             2,000               265                --                --                --
  2.680                  --               875                --                --                --                --
  2.695                  17             2,113                60               143               142                --
  2.700                 487             4,163             2,345                --                --               788
  2.710               3,934            35,272            20,715             1,187               186             4,535
  2.720                  --                --                --                --                --                --
  2.745                 705             6,762                35                --                --             1,281
  2.750                 866             1,847                73                --                --                --
  2.755                  --                --                98                --                --                --
  2.760               2,992            22,378             6,549               172               467               517
  2.770                  --                --                --                --                --               782
  2.795                  14                31               314                --               123                --
  2.800                 720             2,037             2,658                --                --             3,565
  2.805                  --                --                --                --                --                --
  2.810               2,131             6,875             2,017                 1                --               845
  2.820                  --               105                --                --                --                --
  2.845                   7                --                34                --                --                --
  2.850                 432             2,453                48                --                --                 9
  2.860               1,443            10,182               528                --                70             1,227

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap        International    International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio   Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870    $             --  $                --  $              --  $             --  $             --  $             --
  2.895                  22                   --                 --                --               453                84
  2.900                  72                1,599                 --             1,004               909             4,829
  2.910                 352                   23                 32               278             2,105             3,060
  2.920                  --                   --                 --                --                --                --
  2.945                  --                   --                 10                --                15               147
  2.950                  --                   --                 --                --                --               100
  2.955                  --                   --                 --                --                --                --
  2.960                  --                   --                  6             7,098               328               650
  2.970                  --                   --                 --                --                88               224
  2.995                  --                   --                 --                --                --                --
  3.000                  --                   --                 --                --               110                --
  3.010                  77                  185                100               518             2,249             5,334
  3.045                  --                   --                 --                --                --                --
  3.050                 382                  169                172               151               353                --
  3.060                 534                   46                235             3,894             1,611             2,123
  3.070                  --                   --                 --                --                --                --
  3.095                  --                   --                 --                --                --               313
  3.100                  --                   --                 --                --                --                --
  3.110                  --                   39                 39               216               105               455
  3.120                  --                   --                 --                --                --                --
  3.145                  --                   --                 --                --                --               151
  3.150                   1                    1                 --                 1               641               446
  3.160                  89                   --                 --                85                 7               113
  3.195                  --                   --                 --                --                --                --
  3.200                  --                   --                 --                --                --                --
  3.210                  --                   --                 --                --                27               349
  3.245                  --                   --                 --                --                --                --
  3.250                  --                   --                 --                --                --                --
  3.255                  --                   --                 --                --                --                --
  3.260                  --                   --                 --                --                --               276
  3.270                  --                   --                 --                --                --                --
  3.295                  --                   --                 --                --                --                --
  3.300                  --                   --                 --                --                --                --
  3.310                  46                   --                 --                --                --                --
  3.345                  --                   --                 --                --                --                --
  3.350                  --                   --                 --                --                --                --
  3.360                  --                   --                 --                --               134                --
  3.395                  --                   --                 --                --                16                63
  3.400                  --                   --                 --                --                --                --
  3.410                  --                   41                 14                13                43                45
  3.445                  32                   --                 --                --                --                --
  3.450                  --                   --                 --                --                --                --
  3.460                  --                   --                 --                --                --                --
  3.470                  --                   --                 --                --                --                --
  3.500                  --                   --                 --                --                --                --
  3.510                  --                   --                 --                --                 6                --

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM          Enhanced
               Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands  S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870    $             --  $             --  $             --  $             --  $             --  $             --
  2.895                  75               559               150                --               499                --
  2.900                 871             3,297             7,391                --                --                --
  2.910               2,559             8,061             2,810               290                --             1,489
  2.920                  --                --                --                --                --                --
  2.945                  --                --                --                --                --                --
  2.950                  --               610                40                --                --                --
  2.955                  --                43                --                --                --                --
  2.960               1,567             6,235             2,323                --               477               617
  2.970                 221                --                --                --                --                --
  2.995                  --                --               664                --                --                --
  3.000                  --               351                31                --                --                --
  3.010               2,629             7,172             4,441                --             1,840               228
  3.045                  --               316                --                --                --                --
  3.050                  --               940                --                --                --                --
  3.060               1,692            15,439             1,983               114               421               221
  3.070                  --               120                --                --                --                --
  3.095                  --               246               728                --               186                --
  3.100                  --               665                --                --                --                --
  3.110                 270             1,020                 3                --                --               372
  3.120                  --                --                --                --                --                --
  3.145                  --                --                --                --                --                --
  3.150                 314                --                --                --                --                --
  3.160                  70             2,970             2,399                --                 7                --
  3.195                  --                --               682                --                --                --
  3.200                  --             1,309                --                --                --                --
  3.210                 328               172                90               349                --                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --               737                --                --                --                --
  3.260                 668             3,586               482                --                --                --
  3.270                  --                --                --                --                --                --
  3.295                  --                --                --                --                --                --
  3.300                  --                --                --                --                --                --
  3.310                  --               898               114                --                --                60
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360                  --               787               236                --                28                --
  3.395                 125                --                --                --                --                --
  3.400                  --                --                --                --                --                --
  3.410                  11                35                14                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --               282                --                --                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510                  --                14                40                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/FMR          JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan     JNL/Lazard
                            Capital       Templeton Small Cap        Mid Cap       International     International       Mid Cap
                       Growth Portfolio     Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                       ----------------   -------------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  3.545                $             --   $                --  $              --  $             --  $            --  $            --
  3.560                              --                    --                 --                --              840               --
  3.610                             120                    --                 --                --               --               --
  3.650                              --                    --                 --                --               --               --
  3.660                              --                    --                 --                --               --               --
  3.695                              --                    --                 --                --               --               --
  3.700                              --                    --                 --                --               --               --
  3.710                              --                    --                 --                --               --               --
  3.750                              --                    --                 --                --               --               --
  3.760                              --                    --                 --                --               --               --
  3.800                              --                    --                 --                --               --               --
  3.860                              --                    --                 --                --               --               --
  3.895                              --                    --                 --                --               --               --
  3.910                              --                    26                 25                26               26               --
  4.000                              --                    --                 --                --               --               --


PERSPECTIVE
 Standard Benefit             1,499,092               10,570             22,914           676,353           315,503          542,494
  Maximum Anniversary
   Value Benefit                    871                   --                 --               357                --            2,856
 Earnings Protection
   Benefits                       2,734                   --                272             2,384             1,740            1,541
 Combined Optional
   Benefits                          31                   --                 --                29             1,001              118
                       ----------------   -------------------  -----------------  ----------------  ---------------  ---------------
      Total            $       1,754,300  $            68,566  $         117,225  $      1,182,928  $     1,465,706  $     2,394,256
                       =================  ===================  =================  ================  ===============  ===============
                                                                                                          JNL/MCM
                         JNL/Lazard                    JNL/MCM       JNL/MCM             JNL/MCM         Enhanced
                          Small Cap        JNL/MCM    Bond Index   Communications    Consumer Brands  S&P 500 Stock
                       Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                       ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  3.545                $            --  $         --  $       --  $             --  $             --  $            --
  3.560                             --          1,374      1,856                --             1,094              555
  3.610                             --            539         --                --                --              153
  3.650                             --             --         --                --                --               --
  3.660                             --             --         --                --                --               --
  3.695                             --             --         --                --                --               --
  3.700                             --             --         --                --                --               --
  3.710                             --             --         --                --                --               --
  3.750                             --             --         --                --                --               --
  3.760                             --             --         --                --                --               --
  3.800                             --             --         --                --                --               --
  3.860                             --             --         --                --                --               --
  3.895                             --             --         --                --                --               --
  3.910                             --             --         26                --                --               --
  4.000                             --             35         --                --                --               --


PERSPECTIVE
 Standard Benefit              424,462        599,780     96,615           112,215           128,168          104,811
  Maximum Anniversary
   Value Benefit                 1,718          2,836        744                --                --            1,309
  Earnings Protection
   Benefits                      1,757         16,650        139             5,092             6,290              671
  Combined Optional
   Benefits                        496            30         742                --                --               --
                       ---------------  ------------  ----------  ----------------  ----------------  ---------------
      Total            $     1,867,597  $  7,909,939  $2,379,067  $        226,484  $        252,966  $       848,947
                       ===============  ============  ==========  ================  ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $             --  $            19,174  $             497  $          6,315  $            204  $             --
   1.100                 --               11,071                558             2,798            18,586               717
   1.150              8,121              665,675             28,256           211,137           138,208            23,158
   1.250              9,223              508,336             38,072           193,161           768,241            45,023
   1.300              4,664              161,907              5,832            93,259            56,276             3,143
   1.350              1,420               11,218              1,622            14,707               520               315
   1.395                 --                   --                 --                --                --                --
   1.400              5,233              136,553              8,268            70,477            90,853             8,909
   1.420                 --                1,137                 --             2,163                --                --
   1.450              9,539               79,041              8,230            41,778             9,317             5,026
   1.500             14,790              574,358             33,834           241,789           291,356            16,711
   1.545                184               59,889              1,652            25,892            18,462             1,210
   1.550             16,036               98,216             13,086            43,924           160,400             8,245
   1.560                 --                7,495                 --             1,127            14,071                --
   1.570                258               14,511                479             5,258             6,412               187
   1.575                 --                   --                 --                --                --                --
   1.600              8,279              419,756             25,527           189,902           196,724             9,359
   1.605                 --                  658                 --                --             1,605                --
   1.630                 --                  892                 18                28               139               467
   1.645                 79               15,484                841             5,191             8,810             1,838
   1.650              6,355              479,471             24,365           176,865         1,078,062            27,935
   1.660                 --                9,928                176                90            33,793               173
   1.670                  7               10,016                502             5,849             8,912               208
   1.695              1,127               27,139              3,044            11,599            26,270               113
   1.700             10,638              173,222             23,105            99,595           200,563             8,127
   1.710             13,840              409,911             24,718           177,429           168,784            15,318
   1.720                 --                5,043                558             2,611                66               373
   1.725                 --                   --                 --                --                --                --
   1.745                 --                  254                 --               255               232                --
   1.750              1,525              108,699              5,069            44,058           139,692             1,347
   1.760                 32               23,824                751             6,452             7,376               208
   1.795                782               19,303                540             4,677             5,144                --
   1.800              7,737              179,249             13,175            56,060           172,834            14,340
   1.810             12,406              278,186             31,382           110,622           498,761            15,984
   1.820                 --                1,319                 10             2,901             1,721                --
   1.825                 --                   --                 --                --                --                --
   1.845                545               26,294              1,155             6,913            16,970             1,910
   1.850              4,989               97,961              7,736            50,220           190,418             3,443
   1.855                 --                   17                 --                --                --                --
   1.860              7,330              184,543             13,856           102,572            66,570             2,447
   1.870                 78                5,434                568             5,103                --                --
   1.880                 --                   81                 --                --                --                --
   1.895              2,856               24,989              8,339            13,483            17,776             1,386
   1.900              4,532              129,986             10,169            63,566           337,476            24,802
   1.905                  8                   16                  8               231                 8                --
   1.910                 --                2,901                318               404             1,612                --
   1.920                526               12,771              2,146             4,316             5,395               300
                 JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
            Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000    $          4,808  $          5,199  $          6,676  $         18,120  $          5,648  $            976
   1.100                 527             1,937             3,834             9,007             1,397               313
   1.150              52,565           237,249           409,615           584,315           198,950            17,343
   1.250              71,056           149,539           234,057           406,847           127,815            24,346
   1.300              25,500           117,766           186,489           151,480           110,183             3,002
   1.350               5,155             6,056             6,240            10,301             5,885                --
   1.395                  --                --                --                --                --                --
   1.400              20,504            75,279           110,548           123,322            64,707             4,608
   1.420                  --             2,120               987               620               417                --
   1.450              10,347            47,980            79,301            70,319            37,191            10,193
   1.500              65,124           284,954           348,626           504,746           216,143            14,128
   1.545              15,672            35,713            40,710            53,037            23,238               235
   1.550              15,512            55,586            71,700            70,192            47,477            19,187
   1.560               8,195               348               347             6,909               434                --
   1.570               1,872             6,683            10,713            13,647             2,905               152
   1.575                  --                --                --                --                --                --
   1.600              58,894           211,856           261,978           383,454           165,275            12,310
   1.605                  --                --             5,386               661                --                --
   1.630                 538                28                27               894               864                --
   1.645               3,456             6,116             4,970            11,318             4,456               752
   1.650              63,742           154,689           232,722           411,651           127,546            11,335
   1.660                  --             3,020             2,500            11,936             1,287               173
   1.670                 795             6,630             3,563             6,814             2,008               251
   1.695               5,648            16,209            40,649            24,769            13,950             1,223
   1.700              38,232            96,587           161,966           145,617            88,095             8,977
   1.710              85,890           187,369           318,203           358,286           155,145            17,309
   1.720               1,264             3,550             3,766             4,616             1,119               543
   1.725                  --                --                --                --                --                --
   1.745                 518               491                --                --               250               246
   1.750              13,470            43,984            76,898            98,803            38,631             2,367
   1.760                 534             6,936             6,108            22,450             5,806                10
   1.795               3,785             6,109            11,045            19,815             4,352               520
   1.800              26,631            59,174            88,339           152,390            48,726             7,229
   1.810              70,815           111,690           172,676           232,143           103,537            17,082
   1.820                  --             2,054             2,884             1,325             1,638                --
   1.825                  --                --                --                --                --                --
   1.845               5,510            13,040            26,171            18,906            11,393               999
   1.850              18,889            42,958            63,634            83,921            43,239             3,686
   1.855                  --                --                --                16                --                --
   1.860              24,598           110,749           180,616           162,858            95,027             6,731
   1.870               1,658            10,718             6,125             2,971             4,639               213
   1.880                  --                --                --                79                --                --
   1.895              12,495            18,912            33,879            25,632            16,371             7,941
   1.900              22,041            70,903            96,790           115,407            61,464             5,165
   1.905                   8               232               229                15               231                 8
   1.910               7,605               251                --             2,833                --                --
   1.920               3,633             4,669             9,619             9,915             4,190               476

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $            165  $             9,154  $           1,009  $          4,949  $         25,995  $            624
   1.950             10,830               97,831             13,584            40,288           155,719             5,611
   1.955                 22                1,302                 14               204               144                --
   1.960              2,819              155,179              9,877            44,423            44,500             2,786
   1.970                 --                2,594                838               607                --             1,071
   1.980                  1                   --                  1                 1                 7                --
   1.995                632               15,374                815            11,059            12,705               102
   2.000              4,836               98,465             11,316            42,623           220,721             5,918
   2.005                 --                1,281                 --               468                10                --
   2.010                151               50,520              3,438            12,957            10,986               164
   2.020                125                7,729                277             2,757             4,261                --
   2.030                 --                   28                 --               320                --                --
   2.045                 25               24,467                103            15,331            31,313             1,541
   2.050              2,362              118,500              4,951            36,813            61,252             4,037
   2.055                 --                  107                 --                --                --                --
   2.060             12,553              249,995             30,186           113,212           204,848             9,647
   2.070                231                3,849                527             4,864            17,123                97
   2.080                 --                   --                 --                54                --                --
   2.095                415               12,449                495             7,914             3,826               151
   2.100              2,540               83,143              7,731            40,967           200,659             2,833
   2.110              1,458               40,940              6,001            50,018           158,816             1,417
   2.120                 --                2,016                 76             1,686             1,376                --
   2.145                205               13,780                266             5,286             6,045                41
   2.150              5,054               78,004             10,964            38,119           221,411             3,004
   2.155                 --                   --                 --                --                --                --
   2.160             12,605              178,673             18,430            94,935           107,582             1,286
   2.170                 --                2,106                 --               831               138                --
   2.195                 19                6,337                166             1,860             4,566               213
   2.200              4,430               53,375              6,606            24,479           172,184             5,687
   2.205                 --                   --                 --                42                --                --
   2.210              3,746              209,928             12,780            83,822           429,543             7,431
   2.220                  8                1,698                 --               777             3,184                11
   2.245                 14                5,808                 20             7,246            54,446               752
   2.250                 96               43,279              2,327            17,026            65,104             2,991
   2.260              5,510              104,747             13,442            50,515           130,831             2,612
   2.270                 --                2,167                194               170               755               421
   2.280                 --                   22                 --                --                --                --
   2.295                 --                6,992                545             3,657            14,506               657
   2.300                536               66,553              1,475            20,701            48,369               479
   2.305                 --                  448                 --                62                --                --
   2.310              1,274               66,835              3,975            38,869            48,273               847
   2.320                 --                2,782                 62               927             8,641                --
   2.330                 --                  274                 --                --                --                --
   2.345                 32                9,416                148             1,485            23,241               137
   2.350                515               33,131              2,047             1,610            25,215             4,361
   2.360              1,503              119,875              5,856            33,818           126,259             3,512
   2.370                 --                  530                 52               432             5,675               172
                JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
               Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          4,931  $          7,576  $          7,342  $          7,156  $          4,941  $            401
   1.950             23,728            61,356            85,633            87,703            35,095             8,868
   1.955                413               455               979             1,529               205                --
   1.960             32,552            54,639            78,294           141,741            51,412             1,630
   1.970                389             6,470               596               396             3,637                --
   1.980                  1                 1                 1                --                 1                --
   1.995              3,009            12,048            16,914            11,434            11,031               900
   2.000             30,332            42,285            54,147            81,733            36,692             1,237
   2.005                158               432               137             1,157               397                --
   2.010             13,468            25,988            37,677            44,264            17,469             2,386
   2.020              2,926             3,665             3,917             5,315             3,849               477
   2.030                597               423               107                28               398                --
   2.045              3,347            15,932            17,232            19,993            11,663                90
   2.050             13,377            36,823            57,799           104,998            34,038             2,682
   2.055                 --                --                --               113                --                --
   2.060             73,175           130,404           194,870           220,034           120,627            18,445
   2.070                901             4,449             2,841             3,443             3,663               213
   2.080                 --                55                52                --                54                --
   2.095              1,262             7,319             7,980            11,186             8,555                28
   2.100             30,660            32,822            49,547            74,974            29,184             2,560
   2.110             11,181            47,123            88,644            29,831            45,991             3,426
   2.120              1,446             1,649             2,347               474             1,616                --
   2.145              1,225             7,691            12,568            13,654             7,019               155
   2.150             16,167            41,213            51,653            59,135            32,329             4,455
   2.155                 66                --                --                --                --                --
   2.160             39,493           108,094           151,035           158,015            98,301             9,685
   2.170                364               553             1,556             1,348               619                --
   2.195              1,866             3,130             6,887             6,183             3,299               123
   2.200             13,606            27,306            44,798            45,007            22,496             2,603
   2.205                 --                41                41                --                41                --
   2.210             36,527            86,067           134,401           191,819            78,284             4,785
   2.220                  9             1,752             2,842             1,400               657                --
   2.245                866             5,678            17,363             5,523             5,693               236
   2.250              7,176            13,915            21,044            38,391            15,348               411
   2.260             46,978            59,127            94,498           114,638            65,430             2,066
   2.270                235               172             1,004             1,849               165                --
   2.280                 22                --                --                --                --                --
   2.295              1,975             8,163             8,495             6,500             6,985                --
   2.300             12,461            22,371            58,013            59,197            19,731               278
   2.305                 --                61                60               188                61                --
   2.310             13,515            42,738            68,907            66,016            39,460               652
   2.320              3,756               764             1,927             1,285             1,978                62
   2.330                 --                --                --               276                --                --
   2.345              5,714             2,793             3,998             6,261             1,677                25
   2.350              4,305               692            15,973            26,035               641               258
   2.360             24,362            27,532            52,117           111,397            24,538             4,687
   2.370              2,439               278               683               294               281                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             16  $                86  $              55  $             22  $            234  $             --
   2.395                151                9,393                806             4,130            12,344               410
   2.400                326               17,306                580             8,428           103,406             4,262
   2.405                 --                   --                 --                --               189                --
   2.410                841               52,120              1,791            25,071            68,272             3,384
   2.420                 --                1,038                 --               923             3,083                --
   2.445                149                5,987                334             2,628            18,182                --
   2.450                516               43,722              1,423             7,300            48,325             2,691
   2.460              3,639               54,382              7,436            27,913           174,708             2,190
   2.470                 --                1,058                 57               893               587                --
   2.480                  3                   --                  2                 4                22                --
   2.495                629                3,240                963             1,327             4,945                63
   2.500                235               11,537                357             4,628            58,830             2,097
   2.505                 --                  382                 --                --                --                --
   2.510              4,253               37,023              8,496            21,252            87,181               871
   2.520                 --                  879                161               150             7,900               110
   2.545                777                3,744                700             3,199             7,887                --
   2.550                 70               18,138                538             3,163            37,310             2,944
   2.560              1,049               56,702              6,420            38,786            59,389             1,906
   2.570                 --                  145                 --             1,323             3,626                --
   2.595                 --                1,746                 19               406            12,642               455
   2.600                  4                9,952                543             3,105            34,833               200
   2.605                 --                  165                 --                --                --                --
   2.610              5,548               75,180              9,097            30,226            27,530             3,072
   2.620                 --                  448                 74               268             1,767                --
   2.645                 --                5,692                291               716            22,190               404
   2.650              2,192               13,744              2,179             5,100            31,288               126
   2.660              1,294               39,932              7,776            34,488           144,632            10,823
   2.670                 --                2,467                 71               324                --                --
   2.680                 --                  979                 --                --                --                --
   2.695                142                2,369                159               221               536               159
   2.700                236                4,489                230             2,621            25,547             1,836
   2.710              4,710               40,397              5,505            31,179            91,204             2,433
   2.720                 --                   --                 --                --                --                --
   2.745                476                8,419                599               385             6,000               269
   2.750                809                2,958                473             1,476            10,178               406
   2.755                 --                   --                 --               101                --                --
   2.760              1,527               23,231              2,520            10,784           150,613             3,567
   2.770                 --                   --                219                --                --                --
   2.795                939                  145                621               310             2,692               232
   2.800                465                2,352                 21             3,684             3,282               209
   2.805                 --                   --                 --                --                --                --
   2.810                 29                9,153                517            21,334            14,552                97
   2.820                 --                  343                 --                --               488               162
   2.845                 --                  417                 --                36             1,698                --
   2.850                 --                  984                 50               316             2,860               113
   2.860                332               12,399                827             1,028            20,320             2,745

                 JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
            Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380    $             62  $             22  $             22  $             --  $             22  $             --
   2.395               2,862             8,294             6,427             8,439             7,925               213
   2.400               2,666             6,642             9,650            13,613             6,483               268
   2.405                  --               138               127                --                --                --
   2.410               5,878            27,533            31,129            42,046            27,098               493
   2.420                 244               378             1,152             1,007               702                --
   2.445               3,629             2,243             3,990             3,940             2,149               246
   2.450               7,213             7,198            16,615            37,569             7,613               532
   2.460              94,982            31,074            47,910            46,719            27,937               954
   2.470                 216               383             1,601             1,063               377                --
   2.480                   3                 4                 4                --                 4                --
   2.495               6,850             1,753             1,872             2,406             1,150                --
   2.500               4,722             3,525             8,304             6,897             3,496               936
   2.505                  --                --                --               398                --                --
   2.510              27,328            23,922            34,688            31,603            21,595               715
   2.520               2,806               332               381               612               429                --
   2.545               3,455             4,010             4,670             2,741             4,037               391
   2.550               4,798             2,984            15,379            15,264             2,947               206
   2.560               4,465            43,272            43,107            53,852            37,447               577
   2.570                  --             1,300             1,222                --             1,249                --
   2.595               1,147             3,134             3,639             1,179             3,733                --
   2.600               1,329             2,868             4,889             7,134             2,609                92
   2.605                  --                --                --               161                --                --
   2.610              65,980            32,087            58,861            62,484            28,346               360
   2.620                 129                16               322               445               153                95
   2.645               1,737             1,181             3,221             5,819               720               566
   2.650              10,261             1,785             2,523            11,407             2,078                --
   2.660              58,173            40,056            54,487            34,211            33,654               612
   2.670                 131                75               383             2,230               135                61
   2.680                  --                --                --             1,012                --                --
   2.695                 183               709               686             2,227                63               141
   2.700               2,042             2,100             2,383             2,614             1,853                --
   2.710              10,083            34,550            40,200            32,487            30,456             5,003
   2.720                  --                --                --                --                --                --
   2.745               4,507               306               324             6,929               306               183
   2.750               2,105               321             3,071             2,188               263                79
   2.755                  --                99                99                --                99                --
   2.760              12,500            12,328            16,818            23,064            11,893             1,670
   2.770                  --                --             1,739                --                --                --
   2.795               2,871               329               330               135               298                --
   2.800               1,320             2,497             8,752             2,847             2,349                --
   2.805                  --                --                --                --                --                --
   2.810               8,250            19,115            15,238             6,401            18,495               354
   2.820                 130                --                --                --               177                --
   2.845                 185               142               139                --               141                --
   2.850                 734               123               782               834                52                --
   2.860               2,557               962             1,222            10,412             1,066               183

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $                --  $              --  $             --  $             --  $             --
   2.895                 75                1,060                 48               715             3,585               473
   2.900                 --                3,464                 --            10,653             1,364                --
   2.910              1,191               12,441              2,158             8,348            40,353               821
   2.920                 --                   --                 --                --               637                --
   2.945                216                  610                573                --             7,092                --
   2.950                 --                1,535                 --                --             5,930               574
   2.955                 --                   45                 --                --                --                --
   2.960                196                8,811                360             4,017            34,912             9,488
   2.970                 --                   55                 --                --               350                --
   2.995                 --                   --                 --               832             8,739                --
   3.000                 --                  351                 --                33             2,264                --
   3.010              2,327                8,177              2,246             5,272            30,589               477
   3.045                 16                  329                 14                --                --                --
   3.050                 --                  958                 --               209            11,385                --
   3.060                490               16,732              1,850             6,582            74,421             1,368
   3.070                 --                  121                 --                --                --                --
   3.095                 --                  436                 --               560            22,070                --
   3.100                 --                  699                 --                --             3,243                --
   3.110                590                2,564                128               897             8,478               517
   3.120                 --                   --                 --                --               487                --
   3.145                 --                   --                 --                --             3,848                --
   3.150                 --                   --                 --                --               132                18
   3.160                 --                3,815                 92             2,258            30,681               519
   3.195                 --                   --                 --               704             7,241                --
   3.200                 --                1,364                 --                --                --                --
   3.210                 40                  223                 --               789             1,230               357
   3.245                 --                   --                 --                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                 --                  780                 --                --                --                --
   3.260                 --                2,989                 --               209            12,711               674
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --               869             6,548
   3.300                 --                3,042                 --                --                --                --
   3.310                 --                  937                 --               149             6,195                --
   3.345                 --                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                 42                  814                 --             1,349            17,221                27
   3.395                 --                   --                 --                --               294                --
   3.400                 --                   --                 --                --                --                --
   3.410                 --                    7                 --                --                --                --
   3.445                 --                   --                 --                --               182                --
   3.450                 --                   --                 --                --                --                --
   3.460                 --                  311                 --                --             2,730                --
   3.470                 --                   --                 --                --               537                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   14                 --                --             1,533                --
                JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
               Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $             --  $             --  $             --
   2.895                282               714               797               968               711                --
   2.900              2,804            10,172             9,171             3,529            10,217                --
   2.910              6,768             4,952             7,450             6,951             3,207               868
   2.920                113                --                --                --                --                --
   2.945                397                --                --                --               117               205
   2.950                 41                --               174               619               157                --
   2.955                 --                --                --                46                --                --
   2.960              3,896             4,252             4,103             6,621             3,143             1,947
   2.970                 97                --                --                --                --                --
   2.995                 --               788               730                --               771                --
   3.000              1,278                32                32               355                32                --
   3.010              2,383             6,446            10,534             8,019             4,909             1,153
   3.045                 17               788               747               329               761                14
   3.050                424               190                --               657               104                --
   3.060              6,272             3,638             6,437            17,124             4,169             1,373
   3.070                 61               886             2,302                61               646                --
   3.095                 --               251                --                --               188                --
   3.100                 --                --                --               746                --                --
   3.110              1,022               125               265               960                43               208
   3.120                 --                --                --                --                --                --
   3.145                546                --                --                --                --                --
   3.150                315                --                --                --                --                --
   3.160                 87             2,162             3,465             3,555             2,571                --
   3.195                 --               716               690                --               697                --
   3.200                 --                --                --             1,334                --                --
   3.210                113             4,028            13,045               198             2,724                --
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --               760                --                --
   3.260                170               350             2,348             2,967               172                --
   3.270                975                --                --                --                --                --
   3.295                395                --                44                --                --                --
   3.300              4,517                --                --                --             3,063                --
   3.310                831               694             2,156               972               489                --
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360                392             2,044             4,814               820             1,448               157
   3.395                197                --                --                --                --                --
   3.400                 --                --                --                --                --                --
   3.410                 83                --                --                 7                --                --
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --             3,742               296                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                123                --                31                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                           JNL/MCM          JNL/MCM        JNL/MCM           JNL/MCM       JNL/MCM     JNL/MCM         JNL/MCM
                          Financial         Global        Healthcare      International     JNL 5      Nasdaq(R)      Oil & Gas
                       Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio   15 Portfolio  Sector Portfolio
                       ----------------  ------------  ----------------  ---------------  ----------  ------------  ----------------
M&E CLASS
   3.545               $             --  $         --  $             --  $            --  $       --  $         --  $          1,311
   3.560                          1,364            --             1,426            2,529       5,622            --             1,530
   3.610                             79           731                --               --         791           156                98
   3.650                             --            --                --               --          --            --                --
   3.660                             --            --                --               --          --            --                --
   3.695                             --            --                --               --         213            --                --
   3.700                             --            --                --               --          --            --                --
   3.710                             --            --                --                4          --            --             1,246
   3.750                             --            --                --               --          --            --                --
   3.760                             --            --                --               --          --            --                --
   3.800                             --            --                --               --          --            --                --
   3.860                             --            --                --               --          --            --                --
   3.895                             --            --                --               --          --            --                --
   3.910                             --            26                --               --          --            --                48
   4.000                             --            38                --               --          --            --                --

PERSPECTIVE
 Standard Benefit               223,344       642,089           300,318          202,923     284,197        13,750           432,280
  Maximum Anniversary
    Value Benefit                    --         2,554                --            1,063       2,447           110               160
  Earnings Protection
    Benefits                      9,613        12,541            12,825              422       2,428            --            10,402
  Combined Optional
    Benefits                         --            31                --               --         955            --                 3
                       ----------------  ------------  ----------------  ---------------  ----------   -----------  ----------------
    Total              $        498,791  $  8,283,148  $        893,004  $     3,502,726  $9,348,076   $   397,448  $      2,088,676
                       ================  ============  ================  ===============  ==========   ===========  ================
                          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                       S&P 400 MidCap      S&P 500       Select Small Cap     Small Cap       Technology
                       Index Portfolio  Index Portfolio      Portfolio     Index Portfolio  Sector Portfolio
                       ---------------  ---------------  ----------------  ---------------  ----------------
M&E CLASS
   3.545               $            --  $            --  $             --  $            --  $             --
   3.560                         2,002            2,197                --            1,956                --
   3.610                            --               --               616               --                78
   3.650                            --               --                --               --                --
   3.660                            --               --                --               --                --
   3.695                            --               --                --               --                --
   3.700                            --               --                --               --                --
   3.710                             8                8                --                5                --
   3.750                            --               --                --               --                --
   3.760                            --               --                --               --                --
   3.800                            --               --                --               --                --
   3.860                            --               --                --               --                --
   3.895                            --               --                --               --                --
   3.910                            --               --                --               --                --
   4.000                            --               --                36               --                --

PERSPECTIVE
 Standard Benefit              169,875          269,574           598,067          151,179           235,242
  Maximum Anniversary
    Value Benefit                1,048            1,009             2,362            1,038                --
  Earnings Protection
    Benefits                       179              160            15,725              234             9,373
  Combined Optional
    Benefits                        --               --                 8               --                --
                       ---------------  ---------------  ----------------  ---------------  ----------------
    Total              $     3,703,508  $     5,571,888  $      7,253,367  $     3,173,530  $        539,401
                       ===============  ===============  ================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $         17,811  $            23,938  $           4,075  $             --  $          4,434  $          1,832
   1.100              9,219               10,730              3,955               964             1,280                --
   1.150            637,151              718,112            132,471            71,855           107,821            27,757
   1.250            441,301              511,635            297,072           157,321            53,224             5,126
   1.300            176,169              177,735             40,528            19,565            53,506            15,438
   1.350             11,926               12,098                 --               160                --                --
   1.395                 --                   --                 --                --                --                --
   1.400            145,126              136,995             51,480            13,602            56,288            16,564
   1.420                386                1,277                589                --                --                --
   1.450             74,883               89,023             26,510            10,417            15,945             1,954
   1.500            511,365              599,419            147,076            64,669            70,766            13,117
   1.545             66,097               77,990             14,064             7,756             8,618             2,071
   1.550             82,759              109,757             69,443            39,322             9,122             1,554
   1.560              6,267                7,873              1,149             8,582                --             2,001
   1.570             15,608               13,736                740             1,442             4,334             1,306
   1.575                 --                   --                 --                --                --                --
   1.600            380,445              442,457            129,807            72,720            57,464             8,632
   1.605                610                  723                  8                --                --                --
   1.630                171                  540              1,278                --               417                --
   1.645             12,737               15,097              9,235             5,407             2,929               198
   1.650            406,136              465,706            315,258           211,905            50,746            11,562
   1.660             12,954               10,963                492               218                --                --
   1.670              9,939                9,814              3,051             1,319               527               393
   1.695             34,977               30,463              4,947             5,395             4,951               699
   1.700            174,570              183,824             63,536            50,179            39,208             6,463
   1.710            364,976              436,893            107,494            55,840            93,565            30,218
   1.720              4,603                4,636                142                --             1,538               846
   1.725                 --                   --                 --                --                --                --
   1.745                 --                  365                241                --                --                --
   1.750            102,517              122,840             27,396            15,293            17,058             7,547
   1.760             15,752               26,404              8,177             2,761                79                --
   1.795             19,686               22,066              2,727               244             8,066             2,859
   1.800            166,728              194,721             75,978            34,982            22,335             4,925
   1.810            238,103              284,129            153,265            87,526            29,942            11,767
   1.820              2,504                2,382                160                --             4,091               177
   1.825                 --                   --                 --                --                --                --
   1.845             24,693               22,784              8,783             3,089             4,308             2,116
   1.850             85,563              101,739             53,986            32,817             8,099             2,958
   1.855                 16                   17                 --                --                --                --
   1.860            193,641              185,674             30,750            13,024            47,926            12,981
   1.870              2,683                1,088                878                --                24                21
   1.880                 77                   81                 --                --                --                --
   1.895             31,016               35,370              5,873             8,306             6,811             3,204
   1.900            121,580              129,976             90,368            93,568            21,452             4,652
   1.905                 16                   16                 --                 8                12                --
   1.910              2,669                3,273              2,066                --                --                --
   1.920             11,730               13,609              5,096               642             1,290               234

                                                                                         JNL/              JNL/
               JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
              Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
             Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000    $          4,102  $             --  $            475  $             --  $          6,117  $             --
   1.100               1,796                --                --               118                --               758
   1.150             361,522            14,539            30,752            55,849           616,353            12,430
   1.250             159,968             2,204             5,831            20,120           147,095            58,470
   1.300             172,372             7,635            14,166            38,595           248,591             2,429
   1.350                 986                --                --             7,943            11,015                --
   1.395                  --                --                --                --                --                --
   1.400              97,519             3,885             6,008            36,265           239,400                40
   1.420                 952                --                --                --                --                --
   1.450              50,538             2,735             3,632            18,450            77,064             2,613
   1.500             223,099             3,016             8,821            43,751           448,671            10,887
   1.545              44,127               773             4,389             6,130            75,133               987
   1.550              45,546             1,520             1,096             1,274            35,822            26,740
   1.560                 403                --                --                --                --                --
   1.570              14,406               680             1,044             2,538            12,004               351
   1.575                  --                --                --                --                --                --
   1.600             150,256             3,591             5,613            17,705           203,548             4,719
   1.605                  --                --                --                --                --                --
   1.630                  --                --                --                --                --                --
   1.645              11,236                 2                11                56            10,778               178
   1.650             214,481             4,786             6,941            38,475           150,870            75,219
   1.660               4,102                --                --                --             5,719                --
   1.670               4,666                --                32                --             5,443               910
   1.695              17,215               809             2,158             7,583            22,603               345
   1.700             106,430             3,371            14,232            13,643           151,519            31,656
   1.710             286,831            14,465            33,358            58,700           479,384            14,358
   1.720              16,267               205                69             2,104             9,850                --
   1.725                  --                --                --                --                --                --
   1.745                  --                --                --                --                --                --
   1.750              88,122             1,857             4,283             8,503           137,737             3,975
   1.760               6,415                35                 1                --             2,063             7,223
   1.795              14,294               273             1,217               895            16,198                --
   1.800              70,003             4,093             4,501            11,748            90,408            14,591
   1.810             104,740             1,547             7,642             2,383            72,821            64,817
   1.820               2,835                79                40                91            14,686                --
   1.825                  --                --                --                --                --                --
   1.845              35,533             1,357             2,312             1,362            27,093               482
   1.850              50,158               734               865             1,278            36,455            19,193
   1.855                  --                --                --                --                --                --
   1.860             174,049             8,265            11,906            32,507           291,530             7,787
   1.870               3,481                --                --                --               563                --
   1.880                  --                --                --                --                --                --
   1.895              28,640             1,230             3,238             6,786            34,223               169
   1.900              93,274             2,749             4,467             9,410            56,814             9,014
   1.905                  --                --                --                --                --                --
   1.910                  --                --                --                --                --                --
   1.920               5,348                11                80             1,463             5,814                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $         10,809  $            11,086  $           4,953  $          3,390  $          2,868  $          1,114
   1.950            112,437              113,415             38,093            41,418            17,191             3,711
   1.955              1,406                1,871                327                --                --                --
   1.960            140,948              147,702             27,423            12,221            49,393             7,583
   1.970                949               10,348              2,293               515               165                --
   1.980                 --                   --                  1                --                --                --
   1.995             16,530               14,666              3,178             2,818             1,940               862
   2.000             85,981              112,572             72,375            68,739            13,580             1,007
   2.005              1,259                1,474                236                --                --                --
   2.010             48,373               53,039             12,701             3,617             8,264               237
   2.020              6,551                7,790              1,828             3,739               970                --
   2.030                 28                   95                 87                --                --                --
   2.045             22,817               25,161             11,321             4,229             2,944             1,917
   2.050            102,434              122,133             28,311            32,908            13,866             2,914
   2.055                101                  118                 --                --                --                --
   2.060            238,132              266,136             79,967            48,141            29,207             5,425
   2.070              3,192                3,822              1,307            11,213               186               285
   2.080                 --                   --                 --                --                --                --
   2.095             13,238               13,352              1,209             2,059             5,306               428
   2.100             74,510               94,419             63,758            54,023             6,925             2,021
   2.110             34,076               40,092             16,992             9,612             8,753               586
   2.120              1,392                1,464                 59                --               670                10
   2.145             16,632               17,305              2,696             2,702             1,953             1,112
   2.150             66,674               76,094             38,382            30,880            10,536             3,231
   2.155                 --                   --                 69                --                --                --
   2.160            168,098              193,030             40,363            41,559            23,415             2,192
   2.170              2,694                2,118                791             1,188                72                --
   2.195              6,332                8,989              1,825               171             1,495               171
   2.200             41,895               45,493             41,616            17,745             5,167             1,258
   2.205                 --                   --                 --                --                --                --
   2.210            169,827              199,982            153,004           104,037            14,222             1,085
   2.220              1,964                1,742                163                --                61                --
   2.245              6,435                7,574              3,207             6,837             1,031                --
   2.250             40,139               43,539             18,600             8,588             2,405               104
   2.260             97,454              100,889             30,391            12,131            20,591             6,582
   2.270              2,212                2,380                865                --                67                --
   2.280                 --                   --                 --                --                --                --
   2.295              6,416                7,133              2,065             5,145               939               232
   2.300             60,879               73,808             11,346             8,930             8,463               858
   2.305                 --                   --                 --                --                --                --
   2.310             62,978               70,163             19,215            13,836             4,592             2,925
   2.320              2,962                2,319                122               291               540                --
   2.330                257                  297                 --                --                --                --
   2.345              6,685                8,545              3,776               648             4,216             3,079
   2.350             29,666               28,177             38,667             1,381             3,324               716
   2.360            117,283              124,539             55,353            28,696            12,590             2,430
   2.370                412                1,709                525               284               237                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          5,497  $              7  $             --  $            293  $         11,377  $          3,615
   1.950             43,663               738             1,793             2,563            24,697            15,450
   1.955                447                --                --                --                15                --
   1.960             86,643             3,386             8,645            14,857           168,813             1,543
   1.970                547                --                --                --               161               148
   1.980                  3                --                --                --                --                --
   1.995             12,390             1,658             2,362             3,176            24,926             1,007
   2.000             29,562               977             1,686             1,622            29,042            17,489
   2.005                483                --                --                --                --                --
   2.010             22,293               141             4,783             4,461            14,108               688
   2.020              1,017                --                --                --             1,142                --
   2.030                 56                --                --                --                --                --
   2.045              8,607             1,953             1,041               266             7,686             3,724
   2.050             37,348               800             2,851             4,181            90,818             4,087
   2.055                 --                --                --                --                --                --
   2.060             98,338               616             6,604            21,704           245,794            14,648
   2.070              1,167                --                --                --             2,301                95
   2.080                 --                --                --                --                --                --
   2.095             21,855                65             1,182               938            13,048                 4
   2.100             28,141             2,477             2,445             1,280            19,146            11,326
   2.110             26,135             3,224               151               667            19,794             6,949
   2.120              2,902                --                70               869                80               893
   2.145             11,172                --               656             2,869            15,427               472
   2.150             41,062               687             1,731             1,032            53,315             9,344
   2.155                 --                --                --                --                --                --
   2.160             75,553             2,389             3,288             6,192           120,834            14,115
   2.170                899                --                --             1,061             1,559                --
   2.195             10,745               191               530               354            14,109             1,893
   2.200             22,445               158             1,429             1,656            30,198             5,051
   2.205                 --                --                --                --                43                --
   2.210             74,261             2,247             3,175             6,028            41,328            58,356
   2.220              1,518                --                --                --             9,714                --
   2.245              2,143                --                --               142               517             1,326
   2.250             16,367               410             2,830               417            26,087             8,942
   2.260             64,378             4,398             4,893             6,468            87,117             8,218
   2.270                 --                --                --                --             9,840                --
   2.280                 31                --                --                --                --                --
   2.295              7,936               277               615                66            13,949            10,425
   2.300             33,226               220             5,932             2,928            28,850             7,483
   2.305                540                --                --                --               372                --
   2.310             17,306             2,198             1,467             4,683            64,371            14,616
   2.320              1,131                 8                --                --             1,748               364
   2.330                 --                --                --                --                --                --
   2.345              3,265               270               412               631             1,083             7,501
   2.350              6,799                --               312               777            24,295             1,194
   2.360             20,375             2,234             2,000             1,274            37,997            10,569
   2.370                257                --                48                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             18  $               166  $             244  $              6  $             --  $             --
   2.395              8,596                8,264              5,592             1,296             2,105               563
   2.400             12,129               13,686             25,502            41,526             1,469                44
   2.405                 --                  158                 --                --                44                --
   2.410             51,847               60,972             20,845            14,256             4,813               534
   2.420                946                1,399              2,128             2,783                62                --
   2.445              5,492                7,116              3,927             2,294             2,024               120
   2.450             37,846               43,173              9,512             8,898             8,292               576
   2.460             44,713               76,606             46,351            16,454            13,344             1,222
   2.470                949                1,038                  3               293               228                --
   2.480                 --                   --                  4                --                --                --
   2.495              2,258                3,865              1,393             1,162             1,722                24
   2.500              9,319               14,743             14,383            20,958             2,124                --
   2.505                355                  442                 --                --                --                --
   2.510             44,316               48,363             28,247            11,200             4,973             3,870
   2.520                735                2,105              1,652               212                --                --
   2.545              2,818                3,796              1,951               139               247                --
   2.550             15,751               19,100              5,432             3,429             1,772               314
   2.560             39,787               47,709             54,775            22,105             7,130             3,390
   2.570                 --                   --                624                --                --                --
   2.595              2,008                1,848              2,838               561               244                --
   2.600              9,053                8,756              8,389             4,438             1,593                --
   2.605                150                  176                 --                --                --                --
   2.610             66,625               88,841             24,562             9,821             7,271             2,127
   2.620                415                  472                 --                --                --                --
   2.645              5,614                5,940              3,261             1,071                17                --
   2.650             14,022               17,144              5,665             4,544             5,804                --
   2.660             44,441               47,450             37,496            10,464             6,207             3,589
   2.670              1,869                2,512                 --                --                --               312
   2.680                812                1,131                 --                --                --                --
   2.695              2,099                2,243                282               339               316                --
   2.700              2,954                3,785              5,008            13,425               748                --
   2.710             39,478               42,058             23,792            17,106             4,119             1,460
   2.720                 --                   --                 --                --                --                --
   2.745              6,926                7,898              3,503               171               442               140
   2.750              1,593                3,512              2,773             3,758             1,523                --
   2.755                 --                   --                 --                --                --                --
   2.760             15,406               20,105             39,708            18,000             1,686               265
   2.770                 --                   --                621                --                --                --
   2.795              1,216                  455                618                --             1,019                --
   2.800              2,437                3,277              2,473               981             5,102               435
   2.805                 --                   --                 --                --                --                --
   2.810              6,904                6,725             18,510            10,420               223                56
   2.820                101                   --                566                --                --                --
   2.845                101                   --                 70                --               602                --
   2.850                983                  838                920               504               265                --
   2.860              9,976               11,970              3,916             6,862               456                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $            189  $             --  $             --  $             --  $             --  $             --
   2.395             12,444                --             2,297               503             2,705             1,101
   2.400              9,210               174                66               226             4,109             6,223
   2.405                 64                --                --                --                --                --
   2.410             15,570                 4                23               340            54,228            15,995
   2.420                 --                --                --                --               103                --
   2.445              4,317                24                87               255             1,515               428
   2.450             21,603               438               892               695            20,500             3,272
   2.460              9,886               185               832               830            65,528            21,948
   2.470              1,463                --                53                --               189                --
   2.480                 11                --                --                --                --                --
   2.495                174                46                --                --               222             5,631
   2.500              9,250               706               115               440             5,869             5,681
   2.505                 --                --                --                --                --                --
   2.510             12,012               484             2,039               612            23,907             8,034
   2.520                 --                --                --                --                39             4,003
   2.545              2,931                --                --                55             2,451                 8
   2.550             19,356               164               720               700            10,952               868
   2.560             14,918               241               715             4,197            33,134             4,394
   2.570                 40                --                --                --               382                --
   2.595              8,535                --                --                --               700             2,262
   2.600              4,630                --                38                --               674             4,192
   2.605                 --                --                --                --                --                --
   2.610             23,118             3,630             5,072             5,366            42,578             3,243
   2.620                 --                --                --                --             3,512               499
   2.645                 28                --                --                --             3,789                --
   2.650              2,736               131                --               179            19,630             2,914
   2.660              9,731               916             2,622               269            70,252            54,814
   2.670                 --                --               182                --                --                --
   2.680                 --                --                --                --                --                --
   2.695                472                --                --                --             3,224               749
   2.700              1,719                --                --                --             3,779             7,320
   2.710             10,724             1,135             1,037               740            16,721            12,077
   2.720                 --                --                --                --                --                --
   2.745              1,181               285               776                --             2,806                --
   2.750              2,942                --               132               182               689               478
   2.755                 --                --                --                --                --                --
   2.760              4,337               187             1,068               555             4,949            12,016
   2.770                 --                --                --                --               814                --
   2.795                155                --                --                --             5,995             3,193
   2.800              8,897               166                --               721                --               748
   2.805                 --                --                --                --                --                --
   2.810              2,982               132             1,761                --            49,816                14
   2.820                640                --                --                --                --                --
   2.845                 --                --                --                --               733                --
   2.850              1,618                 1                --               162             7,589               403
   2.860                488               282               372                --               455             4,963

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $                --  $              --  $             --  $             --  $             --
   2.895                995                1,095                839               614                78                --
   2.900              3,075                3,924                  1             1,131               490                --
   2.910              7,772                7,458              8,382             1,075             2,545               354
   2.920                999                   --              1,124                --                --                --
   2.945                 83                1,339                538                --               446                --
   2.950                489                  276              2,778                --               166                --
   2.955                 43                   49                 --                --                --                --
   2.960              5,270                6,493              8,502             2,762             1,656                59
   2.970                 --                   --                 --               349                88                --
   2.995                 --                   --              3,217                --                --                --
   3.000                348                  380                 --                --                --                --
   3.010              6,692               10,035              4,175            25,898             1,478                --
   3.045                312                  463                 --                44                35                --
   3.050                782                1,274                363                --                --                --
   3.060             17,487               18,049              8,491             2,935             1,980             4,490
   3.070                120                  129                 --                --               447                --
   3.095                 --                   --              2,526                --                --                --
   3.100                653                  777                 --                --                --                --
   3.110              1,292                  487              4,798                65               733                --
   3.120                 --                   --                 --               489                --                --
   3.145                 --                   --                 47                --                --                --
   3.150                 36                   --                 18                10               643                --
   3.160              3,159                3,599                918             3,007                --                --
   3.195                 --                   --              1,358                --                --                --
   3.200              1,210                1,509                 --                --                --                --
   3.210                149                  195              1,761             3,330             4,874             1,055
   3.245                 --                   --                 --                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                710                  835                 --                --                --                --
   3.260              3,376                2,342              3,313             1,265                --                --
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --                --                --
   3.300              2,986                3,189                 --             3,061                --                --
   3.310                882                1,030              2,094             3,257               764                --
   3.345                 --                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                756                  901              1,268               563               239               608
   3.395                 --                   --                 --                --               128                --
   3.400                 --                   --                 --                --                --                --
   3.410                  7                    7                 --             2,678                42                --
   3.445                 --                   --                 --                --                --                --
   3.450                 --                   --                 --                --                --                --
   3.460                283                  338                 --                --                --                --
   3.470                 --                   --                 --                --                --                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   --              1,460             2,508                --                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $             --  $             --  $             --
   2.895                 --                --                23                --             1,181                --
   2.900                927                --               275                --                --               138
   2.910              6,134               133             2,290               937             2,667                61
   2.920                 --                --                --                --                --                --
   2.945                 --                --               224                --                25                26
   2.950                 96                --                --                --                --                --
   2.955                 --                --                --                --                --                --
   2.960              2,273                --                 9                98                --             2,580
   2.970                 83                --                --                --                --                --
   2.995                 --                --                --                --                --                --
   3.000                 --                --                --                --                --               457
   3.010              5,685               670             2,067               456             2,905             1,474
   3.045                 --                --               253                --                --                --
   3.050                 --                --                --                --                --               347
   3.060              9,445               581             1,725               492               108                --
   3.070                 --                --                --                --                --                --
   3.095                667                --                --                --                --                 5
   3.100                 --                --                --                --                --                --
   3.110                798                --               153                --               636                78
   3.120                161                --                --                --                --                --
   3.145                553                --                --               289                --                --
   3.150                957                 1                --                --                --                --
   3.160                459                --                72                --               831                 7
   3.195                 --                --                --                --                --                --
   3.200                 --                --                --                --                --                --
   3.210                652                --                --                --               174                --
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --                --                --                --
   3.260                 --                --                --                --                --                --
   3.270                 --                --                --                --                --                --
   3.295                121                --                --                --                --                --
   3.300                 --                --                --                --                --                --
   3.310                143                --                --                --                --               430
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360                681                93               196                --                --                --
   3.395                 --                --                --                61                --                --
   3.400                 --                --                --                --                --                --
   3.410                128                --                --                --                --                --
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --                --                --                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                789                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/MCM       JNL/MCM      JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
                              Dow(SM)       S&P(R)    Value Line(R)   VIP       Global Growth    JNL/Oppenheimer     Total Return
                          10 Portfolio  10 Portfolio  25 Portfolio  Portfolio      Portfolio     Growth Portfolio   Bond Portfolio
                          ------------  ------------  ------------  ----------  ---------------  ----------------  ----------------
M&E CLASS
   3.545                  $         --  $         --  $         --  $       --  $            --  $             --  $             --
   3.560                            --            --           569          --              559                --             1,112
   3.610                           496           642            17          --              308                --                --
   3.650                            --            --            --          --               --                --                --
   3.660                            --            --            --          --               --                --                --
   3.695                            --            --            --          --               --                --               205
   3.700                            --            --            --          --               --                --                --
   3.710                            --            --            --          --               --                --                --
   3.750                            --            --            --          --               --                --                --
   3.760                            --            --            --          --               --                --                --
   3.800                            --            --            --          --               --                --                --
   3.860                            --            --            --          --               --                --                --
   3.895                            --            --            --          --               --                --                --
   3.910                            --            --            --          --               --                --               102
   4.000                            34            38            --          --               --                --                --

PERSPECTIVE
 Standard Benefit              839,159       697,668       131,749     101,507          450,511            71,819           657,467
  Maximum Anniversary
    Value Benefit                2,400         2,047           531         515            2,038               793             3,224
  Earnings Protection
    Benefits                    21,106        14,848             7          --            4,668             1,067             1,833
  Combined Optional
    Benefits                       483             8            24         923              474                64               348
                          ------------  ------------  ------------  ----------  ---------------  ----------------  ----------------
    Total                 $  7,876,919  $  8,705,809  $  3,318,008  $2,082,051  $     1,649,696  $        354,597  $      4,417,629
                          ============  ============  ============  ==========  ===============  ================  ================

                                                                                JNL/            JNL/
                                              JNL/Putnam     JNL/Putnam      S&P Managed     S&P Managed
                            JNL/Putnam          Midcap       Value Equity     Aggressive     Conservative
                         Equity Portfolio  Growth Portfolio    Portfolio   Growth Portfolio   Portfolio
                         ----------------  ----------------  ------------  ----------------  ------------
M&E CLASS
   3.545                 $             --  $             --  $         --  $             --  $         --
   3.560                               --                 6            --                --            --
   3.610                               --                --            --               154            --
   3.650                               --                --            --                --            --
   3.660                               --                --            --                --            --
   3.695                               --                --            --                --            --
   3.700                               --                --            --                --            --
   3.710                               --                 3            --                --            --
   3.750                               --                --            --                --            --
   3.760                               --                --            --                --            --
   3.800                               --                --            --                --            --
   3.860                               --                --            --                --            --
   3.895                               --                --            --                --            --
   3.910                               --                --            --                --            --
   4.000                               --                --            --                --            --

PERSPECTIVE
 Standard Benefit               1,600,095           171,279     2,013,107         2,975,086        49,793
  Maximum Anniversary
    Value Benefit                     609               582         4,906             9,763            --
  Earnings Protection
    Benefits                        2,261             2,421         5,100            22,945           614
  Combined Optional
    Benefits                          208                 6           164               953            --
                         ----------------  ----------------  ------------  ----------------  ------------
    Total                $      1,732,157  $        444,594  $  2,581,817  $      8,481,051  $    855,357
                         ================  ================  ============  ================  ============

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed          Moderate             Moderate        Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $             --  $                --  $              --  $          1,239  $          1,173  $          2,440
   1.100                 --                3,254              5,437             1,006             1,457             1,304
   1.150          1,020,174                7,047            553,410           193,865           146,030           117,376
   1.250            314,697               90,273            280,827            58,600            80,747            53,928
   1.300            563,679                  941            415,598            88,467            63,194            78,902
   1.350             20,685                   --              7,046             3,585             7,805               986
   1.395                 --                   --                 --                --                --                --
   1.400            373,294                1,374            205,424            67,664            36,217            43,100
   1.420                 --                   --                 --                --               978                --
   1.450            138,068                1,388            109,194            38,297            19,272            27,300
   1.500            785,532               32,151            339,268           132,231           111,899            82,410
   1.545            136,472                5,299             64,031            18,033            17,497            11,397
   1.550             77,302               20,123             68,530            25,504            13,095            10,828
   1.560                 --                   --                 --            20,785            14,482                --
   1.570             49,545                   60             28,916             3,824             4,144             4,164
   1.575                 --                   --                 --                --                --                --
   1.600            432,106               14,289            301,006            75,908            91,053            49,824
   1.605                 --                   --                 --               107               278                --
   1.630                 --                   --                 --                --                36                --
   1.645             15,222                  269              8,465             1,812             4,048             1,985
   1.650            290,213              167,829            442,048            90,761           138,953            63,425
   1.660              3,216                   --             40,277             2,027             1,079                --
   1.670              3,928                1,347              5,973             1,201             4,202               498
   1.695            100,321                  183             35,622             9,118             8,781            10,591
   1.700            359,120               69,377            238,478            69,413            53,953            27,817
   1.710            822,766               12,632            621,927           159,481           103,107           108,598
   1.720             19,291                   --             27,104             2,151             1,023             4,140
   1.725                 --                   --                 --                --                --                --
   1.745                 --                   --                 --                --                --                --
   1.750            254,574               17,949            147,548            26,236            21,099            26,682
   1.760             11,827               17,046             16,756             1,988             2,063             1,636
   1.795             33,491                   --             26,174            10,554             5,005             5,247
   1.800            314,261               25,477            225,764            32,431            41,242            18,835
   1.810            172,313               72,789            256,429            77,525            59,450            28,448
   1.820             14,632                   --              4,941             1,212               734             1,913
   1.825                 --                   --                 --                --                --                --
   1.845             49,053                   --             49,570            22,907             7,272             9,541
   1.850            103,714               22,943             89,853             9,257            19,660            11,220
   1.855                 82                   --                 --                --                --                --
   1.860            464,660                4,652            337,201            74,752            47,768            56,189
   1.870                181                   --                 99             1,375             2,703                --
   1.880                150                   --                160                --                --                --
   1.895             69,830                1,866             47,361            13,516            10,940            10,021
   1.900            191,386               30,054            183,354            39,819            34,857            19,457
   1.905                 --                   --                355                 4                 8                --
   1.910                 --                   --                 --             8,851                --               318
   1.920             17,617                  182              4,632             7,033             1,362             1,460

                                                                                            JNL/
                  JNL/           JNL/Select          JNL/Select            JNL/             Select         JNL/T. Rowe
            Select Balanced        Global             Large Cap        Select Money         Value        Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio     Portfolio      Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  -----------------
M&E CLASS
   1.000   $            567  $                --  $          2,538   $          1,648  $          1,215  $           4,880
   1.100                 --                   --                --             10,541                --                 --
   1.150            256,874                  400            57,371             74,956            65,103            197,728
   1.250            135,793                5,370             8,917             44,861            38,923             64,454
   1.300            161,882                  179            18,006             35,278            34,171             99,326
   1.350             12,191                   --                --                 --             2,590              8,731
   1.395                 --                   --            24,143                 --                --             16,244
   1.400            125,824                  192            15,804             16,112            15,919             83,165
   1.420              1,992                   --                --                 --                --                 --
   1.450             37,552                  199            12,633             10,498            12,617             23,695
   1.500            129,297                1,674            16,278             25,789            47,262            136,026
   1.545             17,476                  193             7,006             10,203             5,834             25,689
   1.550             21,321                  820             2,461             18,048             8,364             11,587
   1.560                 --                   --             1,610              5,000                --              2,528
   1.570              5,951                   --             1,458              5,949               647              5,505
   1.575                 --                   --                --                 --                --                 --
   1.600            107,679                1,880            29,412             50,318            39,603             79,127
   1.605              1,355                   --                --                 --               350                 --
   1.630                 75                   --                --                 --                39                405
   1.645              3,792                   49               151                338               803              3,133
   1.650            105,121                2,392            20,939             48,400            65,729             86,221
   1.660              2,511                   --             1,130              6,420                --              6,323
   1.670              5,593                   --                --              1,936             1,282              2,085
   1.695             22,153                  155            20,691             18,303             4,885             18,662
   1.700             83,413                7,117            15,720             29,303            17,450             47,124
   1.710            219,475                  724            39,135            103,666            66,245            229,962
   1.720              4,974                   --             1,542                749                --              2,233
   1.725                 --                   --                --                 --                --                 --
   1.745                 --                   --                --                 --                --                 --
   1.750             47,252                1,387             9,404             32,767            14,984             27,421
   1.760                517                   --               830              1,038               181              1,569
   1.795             11,734                   --             2,141              1,585             3,150             10,188
   1.800             96,922                1,712            15,855             26,928            19,201             34,609
   1.810             78,368                3,407             6,025             59,929            28,758             59,162
   1.820              2,561                   --               313                210                40              2,810
   1.825                 --                   --                --                 --                --                 --
   1.845             16,238                    9             4,682             12,838             3,553             11,378
   1.850             31,477                1,225             2,863             13,943             8,116             11,827
   1.855                 --                   --                --                 --                --                 --
   1.860            106,076                1,971            34,042             34,661            36,575             78,046
   1.870              4,012                   --                --                554                51                265
   1.880                 --                   --                --                 --                --                 --
   1.895             19,534                   --             3,056              9,987             7,340             10,494
   1.900             43,433                  437             5,015             14,238            12,257             24,391
   1.905                156                   --                --                 --                45                 --
   1.910                 --                   --                --             48,424               252                 --
   1.920              4,485                  130               346              3,505               874              3,577

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate           Moderate         Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          6,288  $             5,192  $          18,977  $          1,207  $          2,036  $          1,404
   1.950            187,153               38,917            116,421            19,236            21,510            14,727
   1.955                 --                   --                 --               274               429               343
   1.960            338,031                3,536            125,582            91,818            31,598            33,306
   1.970              3,028                   --              2,228               954               301                99
   1.980                 --                   --                 --                 2                 3                 3
   1.995             46,310                  144             53,813            11,112             6,152             7,789
   2.000             83,123               32,462            116,966            17,667            17,456             6,258
   2.005                 --                  176                 --                35               154               213
   2.010             67,235                4,176             35,869            27,375            11,408             4,768
   2.020             18,396                   --             30,747               977             1,149               381
   2.030                 --                   --                 --                56                56                56
   2.045             13,131               12,692             17,736             5,098             8,008            10,604
   2.050            187,733               14,450            109,857            19,397            19,097            13,981
   2.055                 --                   --                 --                86                85                84
   2.060            334,668               26,824            215,673           120,798            37,037            32,138
   2.070             11,042                2,586             10,353               654               887               136
   2.080                 --                   --                 --                --                --                --
   2.095             25,366                1,174             37,729            11,852             2,612             2,467
   2.100             56,193               53,076             84,515            11,852            14,776            11,676
   2.110             52,316               16,517             36,953            15,640             9,554             5,300
   2.120              4,893                1,301              2,204               879             1,035             1,220
   2.145             39,113                3,632             26,686             5,322             2,040            11,409
   2.150            156,189               31,369            126,149            16,908            21,415            11,674
   2.155                 --                   --                 --                --                --                --
   2.160            252,304               12,208            190,445            33,560            32,657            24,780
   2.170                176                   --                379                70                39                --
   2.195             42,003                4,076             15,313             3,009             2,995               560
   2.200             25,687               16,965             86,621            11,397             8,036             6,017
   2.205                 43                   43                 43                --                --                --
   2.210            116,104               91,017            198,802            45,380            44,677            27,889
   2.220              3,640                   --              1,988               200               104                40
   2.245             13,806                4,909              7,101             6,327             3,083               431
   2.250             68,138               16,297             30,428             5,110             3,883             1,592
   2.260            185,792               30,426            176,969            48,490            19,681            16,641
   2.270              2,102                   --              2,811                90                --                --
   2.280                 --                   --                 --                32                --                --
   2.295             33,791                  472             25,876             1,975             2,056             2,730
   2.300             82,896               36,741             79,765            12,026            13,310            13,718
   2.305                 --                   --                 --               179                --                --
   2.310            108,299               10,601             47,888             7,047             7,153             3,228
   2.320              1,359                   --              2,964                32               248                49
   2.330                 --                   --                 --                --                --                --
   2.345             15,921                1,674              8,039               624               699                --
   2.350             43,638                3,999             31,380             5,376             1,206             1,588
   2.360             96,852               19,870            100,666            26,101             9,404             7,286
   2.370              1,721                  769                362               229               117               311

                                                                                            JNL/
                JNL/             JNL/Select          JNL/Select            JNL/             Select         JNL/T. Rowe
            Select Balanced        Global             Large Cap        Select Money         Value        Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio     Portfolio      Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  -----------------
M&E CLASS
   1.945   $          3,864  $                --  $           2,435  $          2,514  $          3,505  $           3,934
   1.950             16,953                1,338              6,338             7,709             9,368             26,390
   1.955                120                   --                 --                --                --                 --
   1.960             51,791                  891             28,473            61,405            13,138             49,109
   1.970                846                   --                 --             1,900               201                555
   1.980                 --                   --                 --                --                --                 --
   1.995             19,717                   51              2,197             6,491             6,483              7,241
   2.000             19,907                1,516             10,904            12,738             9,604             14,349
   2.005                 --                   --                 --                --                --                 --
   2.010             11,135                   --              8,249            29,658             3,907             16,881
   2.020                785                  988              1,808             1,330               577              1,346
   2.030                 --                   --                 --                --                --                 --
   2.045              3,928                  132              1,924            17,134             3,160              3,552
   2.050             21,612                  622             14,363            33,503            13,166             15,029
   2.055                 --                   --                 --                --                --                 --
   2.060             95,489                  567              6,671            97,012            27,766             55,378
   2.070                234                   --                229             1,011                 8              1,369
   2.080                 --                   --                 --                --                --                 --
   2.095              9,626                   --              4,570             3,825               852              7,650
   2.100              9,608                1,615             12,779            13,311             3,923             10,469
   2.110             17,415                1,243              2,873            13,984             5,104             10,195
   2.120                554                   --                158             1,946               133              1,139
   2.145              8,066                    2              1,253               496             1,982              2,953
   2.150             21,782                  744              4,086            19,479            11,149             12,222
   2.155                 --                   --                 --                --                --                 --
   2.160             47,296                  345             10,053            13,220            16,833             39,813
   2.170              3,655                   --                970                --               120                 84
   2.195              3,023                   --              1,438             2,075             1,565              1,912
   2.200             16,208                  846              2,994             9,978             5,569              5,318
   2.205                 --                   --                 --                --                --                 --
   2.210             38,037                1,249             11,909            22,317            16,469             25,365
   2.220              1,622                   --                 --                37                77                150
   2.245              2,357                  580                131             3,304               653                883
   2.250              3,361                   39              1,980            17,522             3,615              3,987
   2.260             36,029                1,324             11,794            44,014            21,540             43,943
   2.270                369                   --                 --                --                --                232
   2.280                 --                   --                 --                --                --                 --
   2.295              5,519                   33              1,499               571               848              3,534
   2.300             25,875                1,557              3,693            21,878             8,024             10,630
   2.305                367                   --                 --                --                --                477
   2.310             10,216                  389              3,270             5,357             7,971             12,917
   2.320                 --                   --                581             1,750                30                219
   2.330                 --                   --                 --                --                --                 --
   2.345              4,236                   --                191               525                --              1,509
   2.350              3,853                  114                533             2,595             2,021              4,584
   2.360             14,270                1,273              4,712            15,111             8,257             29,942
   2.370                419                   --                 --               283               176                649

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                    JNL/                JNL/          JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate           Moderate         Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             --  $                --  $              --  $             27  $            230  $             54
   2.395             14,369                1,140              8,658             5,331             4,461             2,006
   2.400             16,985               20,355             20,849             3,008             2,890             1,342
   2.405                 --                   --                  9                21                64                --
   2.410             40,214                3,675             22,406             4,358             4,232               936
   2.420              1,214                  328                535                --             1,378                --
   2.445             42,724                   --              3,266             2,071             2,384             1,608
   2.450             95,646                7,524             85,814             6,010             6,925             8,482
   2.460             70,745               24,914             81,888            13,570            14,973             7,656
   2.470              5,303                   --             14,668               680               931               492
   2.480                 --                   --                 --                 5                11                11
   2.495              1,014                5,128              9,870                 4                57                27
   2.500             10,145               14,732             27,055             3,798             4,640             2,459
   2.505                 --                   --                 --                --                --                --
   2.510             54,795               18,171             61,055            27,142            11,924             2,282
   2.520              1,459                5,409              3,677                --                79                --
   2.545             11,158                  169                642                70             1,138               332
   2.550             10,901               15,853             65,040             4,484             3,715             3,589
   2.560             53,310               21,602             52,497            14,178            14,027             2,474
   2.570              3,725                   --                256                --                --                --
   2.595              3,374                5,057                967             3,137               924               817
   2.600              1,551               10,403             14,536             2,254             1,866             1,148
   2.605                 --                   --                 --                --                --                --
   2.610            131,310                2,398            113,335            17,989            20,043             7,464
   2.620                401                   --                254                --                --                --
   2.645              7,541                1,931              3,543               109               596               163
   2.650             19,037                   74             18,843             5,968             2,452               427
   2.660             54,521               51,044             74,646            16,227            30,778             2,671
   2.670              4,465                   --                 --               167               339               302
   2.680                 --                   --                 --                --                --                --
   2.695              1,482                  754              1,026               361               379               163
   2.700              6,870                5,269             18,985               658               709               251
   2.710             37,087                8,672             67,524             5,223             2,841            10,347
   2.720              1,828                   --                 --                --                --                --
   2.745              2,775                  104              7,320               532               104                --
   2.750              7,751                2,488              7,881               612             1,675               632
   2.755                 --                   --                 --                --                --                --
   2.760             22,426               10,087             23,197             6,314             4,848             1,477
   2.770              2,397                   --                781                --                --                --
   2.795                 --                4,348              1,024               153                 1                 4
   2.800             20,819                   --             14,297             7,082             6,108             2,692
   2.805                 --                   --                118                --                --                --
   2.810             37,417                2,203             23,378             2,697               714               596
   2.820                616                   --              1,803               384               257                --
   2.845                105                7,289              1,908                --                14                14
   2.850              3,273                  100              2,795                44               403             1,116
   2.860             16,097                9,885             21,405               416               132               173

                                                                                       JNL/
                 JNL/          JNL/Select         JNL/Select           JNL/            Select          JNL/T. Rowe
            Select Balanced      Global            Large Cap       Select Money        Value         Price Established
               Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio     Portfolio      Growth Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
M&E CLASS
   2.380   $             --  $             --  $             --  $             --  $             --  $              --
   2.395              1,365                --               443             2,239             1,683              1,630
   2.400              1,480               171             1,039             1,876             1,135              3,019
   2.405                 44                --                35                42                --                 22
   2.410              3,871               152               504             1,936             3,938              5,436
   2.420                 --                --               264               112                18                 31
   2.445              2,559                20               954             2,215               443              1,334
   2.450             10,819               126               730             6,635             1,650              3,933
   2.460              7,620               910               669            16,152             2,829             10,943
   2.470                 45                --                --               174               557              1,615
   2.480                 --                --                --                --                --                 --
   2.495                 45               481               392             1,589             1,214              1,728
   2.500              1,852                --               609               969                44              3,103
   2.505                 --                --                --                --                --                 --
   2.510             10,678             3,045               492            14,450             5,934              6,616
   2.520                 52                --                --               271                --                 52
   2.545              1,423                --             1,975             3,683             1,609                106
   2.550              4,965                33               556             7,642             2,890              3,390
   2.560             16,715                63             3,171            23,703             5,004             13,646
   2.570                 --                --                --               746                --                 --
   2.595                687                --                --             1,273               642                564
   2.600              8,340               427               283            12,644               433                365
   2.605                 --                --                --                --                --                 --
   2.610             14,323             1,554             2,641            10,261             9,753             14,623
   2.620                503                --                --                --                --                 --
   2.645                218               611                --               342                12                 --
   2.650              6,570                53             1,267               600             2,251              5,016
   2.660             13,834             1,565               789            51,259             5,734             32,287
   2.670                536                --                --                --                --                380
   2.680                 --                --                --                --                --                 --
   2.695                452                --                32                 1               324                213
   2.700                111                --                --             3,421                33                222
   2.710              9,578             1,920               522               697             2,171             10,960
   2.720                 --                --                --                --                --                 --
   2.745              1,084                --               139               405               206                515
   2.750                702                 2               241               266                26                667
   2.755                 --                --                --                --                --                 --
   2.760              7,127                74                88             4,685               382              2,769
   2.770                 --                --                --                --                --                 --
   2.795                307                --                --             4,033                 2              1,259
   2.800              3,676                --                --             2,662             1,920              1,259
   2.805                 --                --                --                --                --                 --
   2.810                127                --             2,706             2,320               191              7,827
   2.820                 --               264               130                --                --                 --
   2.845                202                --                --                --               204                 29
   2.850                 54                --                73                 2               559                412
   2.860                670                84               190               179               123                431

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate            Moderate        Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio        Growth Portfolio     Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $               273  $              --  $             --  $             --  $             --
   2.895              1,332                  108              2,004                --                --                --
   2.900                 --                   --              2,874               623               269                73
   2.910             12,405                   --             34,841             8,557             2,095             1,765
   2.920                 --                   --              2,394                --                --                --
   2.945                 26                   26                 --                --                --                --
   2.950              1,514                1,781                245               114               114                --
   2.955                 --                   --                 --                --                --                --
   2.960             11,849                2,575             28,391             1,332             1,685             2,012
   2.970                 --                   --                 --               108               135                26
   2.995                 --                3,081                 --                --                --                --
   3.000                 --                  460              2,043                --                --                --
   3.010             14,543                  786              4,561               970             1,176               544
   3.045                 --                  850                445                --                --                --
   3.050              5,905                  505              6,476                --                --                72
   3.060             14,846                  340              4,984             2,115             1,043             2,344
   3.070                 --                   --                 --                --                --                --
   3.095                 --                  647                567               184               183               606
   3.100              1,253                   --                178                --                --                --
   3.110              1,442                  525              2,754               559               261               434
   3.120                 --                   --                 --                81                --               161
   3.145                 --                   --                286                18                --                --
   3.150                369                   --                 --                 1                 3               953
   3.160              4,967                  146              8,175               548                87               389
   3.195                 --                   --                 --                --                --                --
   3.200                491                   --                 --                --                --                --
   3.210                288                   --              1,427                37                --                11
   3.245                 --                   --              1,058                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                 --                   --                 --                --                --                --
   3.260              1,190                  383              1,592                --                --               888
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --               121               121
   3.300                 --                   --              9,783               947                --                --
   3.310                305                   --                435                --                --                --
   3.345                373                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                353                   --                 --               166                --                --
   3.395                 --                   --              4,340                --                --                --
   3.400                 --                   --                 --                --                --                --
   3.410                 --                   --                 --                40                52                22
   3.445                 --                   --                 --                --                --                --
   3.450                 --                   --                 --                --                --                --
   3.460                 --                   --                 --                --                --                --
   3.470                 --                   --                350                --                --                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   --                172                46                17                --


                                                                                        JNL/
                  JNL/          JNL/Select         JNL/Select           JNL/            Select         JNL/T. Rowe
            Select Balanced       Global           Large Cap       Select Money         Value        Price Established
               Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio     Portfolio      Growth Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $            366  $             --  $             --
   2.895                 --                --                --            11,989                --               100
   2.900                619                --                --               532             2,000               590
   2.910              2,161                --               251             1,213               926             4,745
   2.920                 --                --                --               104                --                --
   2.945                 --                --                --               271                --               370
   2.950                 97                58                --             2,196                --                --
   2.955                 --                --                --                --                --                --
   2.960              2,201                73               215             5,564                72                78
   2.970                167                --                --                --                --               334
   2.995                 --                --                --                --                --                --
   3.000                739                --                --                --                --                --
   3.010              2,448               137               762                --             1,046             2,688
   3.045                444                --                --                --                --                30
   3.050                 --                --                --                48                --               353
   3.060              1,720                --                15             5,454             1,227             6,661
   3.070                 --                --                --                --                --                --
   3.095                369                --                --                --               248                --
   3.100                 --                --                --                --                --                --
   3.110                  5               333               169                --                --               192
   3.120                 --                --                --                --                --                --
   3.145                 --               139                --                --                --                --
   3.150                 --                --                --                 2                12               515
   3.160                 --               233                --                --                --               484
   3.195                 --                --                --                --                --                --
   3.200                 --                --                --                --                --                --
   3.210                 --                --                --                 8                --               888
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --                --                --                --
   3.260                 --                --               213             2,965               172                --
   3.270                 --                --                --                --                --                --
   3.295                 --                --                --             1,562                --                --
   3.300                 --                --                --                --                --                --
   3.310                 29                --                --             2,425                --                --
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360              1,196                48                --               952                --                28
   3.395                 --                --                --                --                --                --
   3.400                 --                --                --                --                --                --
   3.410                 --                --                28                --                --               126
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --                --                --                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                 --                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                             JNL/Salomon
                                                JNL/           JNL/          JNL/Salomon     JNL/Salomon        Brothers
                                JNL/        S&P Managed    S&P Managed      Brothers High     Brothers     U.S. Government
                             S&P Managed      Moderate      Moderate         Yield Bond       Strategic        & Quality
                          Growth Portfolio   Portfolio   Growth Portfolio    Portfolio     Bond Portfolio   Bond Portfolio
                          ----------------  -----------  -----------------  -------------  --------------  ---------------
M&E CLASS
   3.545                  $             --  $        --  $              --  $          --  $           --  $            --
   3.560                                --           --              1,008            253           1,361               --
   3.610                               713           --                173             --              --               --
   3.650                                --           --                 --             --              --               --
   3.660                                --           --                 --             --              --               --
   3.695                                --           --                 --             --              --               --
   3.700                                --           --                 --             --              --               --
   3.710                                --           --                 --             --              --               --
   3.750                                --           --                 --             --              --               --
   3.760                                --           --                 --             --              --               --
   3.800                                --           --                 --             --              --               --
   3.860                                --           --                 --             --              --               --
   3.895                                --           --                 --             --              --               --
   3.910                                --           --                 --             --              26               --
   4.000                                --           --                 --             --              --               --


PERSPECTIVE
 Standard Benefit                3,405,657       42,322          2,289,704      1,187,427         768,392        1,275,863
  Maximum Anniversary
    Value Benefit                   22,660           --             11,760          3,099             742            5,182
  Earnings Protection
    Benefits                        22,079           --             15,978          3,609           3,251            6,132
  Combined Optional
    Benefits                        40,691           --              3,503            304             441              515
                          ----------------  -----------  -----------------  -------------  --------------  ---------------
     Total                $     14,329,983  $ 1,434,999  $      10,685,328  $   3,345,214  $    2,467,508  $     2,531,196
                          ================  ===========  =================  =============  ==============  ===============

                                                                                                   JNL/
                                JNL/         JNL/Select        JNL/Select           JNL/          Select       JNL/T. Rowe
                          Select Balanced      Global           Large Cap       Select Money       Value     Price Established
                             Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio  Portfolio   Growth Portfolio
                          ---------------  ----------------  ----------------  ----------------  ----------  -----------------
M&E CLASS
   3.545                  $            --  $             --  $             --  $             --  $       --  $              --
   3.560                            2,484                --                --                --         260                 --
   3.610                               --               154                --                --          --                 --
   3.650                               --                --                --                --          --                 --
   3.660                               --                --                --                --          --                 --
   3.695                               --                --                --                --          --                 --
   3.700                               --                --                --                --          --                 --
   3.710                               --                --                --                --          --                 --
   3.750                               --                --                --                --          --                 --
   3.760                               --                --                --                --          --                 --
   3.800                               --                --                --                --          --                 --
   3.860                               --                --                --                --          --                 --
   3.895                               --                --                --                --          --                 --
   3.910                               --                --                --                --          --                 52
   4.000                               --                --                --                --          --                 --


PERSPECTIVE
 Standard Benefit               2,753,668         1,655,492         1,979,014           560,036     248,419          2,907,130
  Maximum Anniversary
    Value Benefit                   5,659                --               740               607         719              8,981
  Earnings Protection
    Benefits                        6,217                --             3,712             3,486         574              9,891
  Combined Optional
    Benefits                        2,613                --               890                --          --                366
                          ---------------  ----------------  ----------------  ----------------  ----------  -----------------
     Total                $     5,371,240  $      1,717,302  $      2,553,518  $      2,044,170  $1,081,791  $       4,937,483
                          ===============  ================  ================  ================  ==========  =================

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/T. Rowe           JNL/
                           Price Mid-Cap      T. Rowe Price
                          Growth Portfolio   Value Portfolio
                          ----------------  ---------------
M&E CLASS
  1.000                   $         12,778  $         6,579
  1.100                                397               --
  1.150                            240,233          221,848
  1.250                             80,622           95,064
  1.300                             96,839          143,265
  1.350                              3,092               --
  1.395                                 --               --
  1.400                             64,885          113,380
  1.420                              1,059            2,067
  1.450                             30,338           30,942
  1.500                            113,620          143,860
  1.545                             22,419           24,373
  1.550                             17,795           27,997
  1.560                              4,508              460
  1.570                              6,082           11,783
  1.575                                 --               --
  1.600                             86,887          119,706
  1.605                                 --               --
  1.630                                859              841
  1.645                              1,941            5,770
  1.650                            116,622          112,672
  1.660                              2,663               --
  1.670                              1,579            6,607
  1.695                             13,402           17,534
  1.700                             73,206           78,807
  1.710                            179,662          204,897
  1.720                              6,129            4,567
  1.725                                 --               --
  1.745                                 --               --
  1.750                             22,170           39,945
  1.760                              1,201            1,083
  1.795                              8,512            9,599
  1.800                             43,685           51,612
  1.810                             61,926           61,379
  1.820                              3,703            8,937
  1.825                                 --               --
  1.845                              9,983           19,809
  1.850                             11,997           23,657
  1.855                                 --               --
  1.860                            105,380          124,994
  1.870                                403            1,687
  1.880                                 --               --
  1.895                              8,073           20,279
  1.900                             37,536           36,114
  1.905                                 --                8
  1.910                                253            6,155
  1.920                              2,050            4,810

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/T. Rowe          JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  1.945                   $          2,980  $         6,661
  1.950                             25,593           38,180
  1.955                                348              242
  1.960                             69,649           89,734
  1.970                                293            1,189
  1.980                                 --               --
  1.995                              8,516           12,492
  2.000                             30,983           28,488
  2.005                                 --               --
  2.010                             12,927           16,725
  2.020                              3,291            3,061
  2.030                                 --               --
  2.045                              3,665            6,614
  2.050                             28,612           37,321
  2.055                                 --               --
  2.060                             50,190           60,604
  2.070                                927              648
  2.080                                 --               --
  2.095                              8,633           14,601
  2.100                             25,179           28,627
  2.110                             11,609           15,323
  2.120                                647            1,848
  2.145                              5,841            9,060
  2.150                             15,051           28,458
  2.155                                 --               --
  2.160                             40,369           44,786
  2.170                                663              373
  2.195                              3,871            2,888
  2.200                             11,986           19,315
  2.205                                 --               --
  2.210                             33,379           41,056
  2.220                              1,655              466
  2.245                              1,519            2,315
  2.250                              6,435            8,423
  2.260                             60,314           70,729
  2.270                                186              931
  2.280                                 43               --
  2.295                              2,125            3,755
  2.300                             21,218           18,115
  2.305                                190               --
  2.310                             17,194            8,150
  2.320                                 29              168
  2.330                                 --               --
  2.345                              1,634            2,485
  2.350                              2,264            5,621
  2.360                             33,714           37,253
  2.370                                530              538

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/T. Rowe          JNL/
                           Price Mid-Cap     T. Rowe Price
                         Growth Portfolio   Value Portfolio
                          ----------------  ---------------
M&E CLASS
  2.380                   $             --  $            --
  2.395                              2,568            2,968
  2.400                              2,999            4,709
  2.405                                 --               44
  2.410                              7,468            6,924
  2.420                                815              260
  2.445                              5,229            2,213
  2.450                              6,412           12,576
  2.460                             16,496           14,476
  2.470                                631            1,147
  2.480                                 --               --
  2.495                                998              803
  2.500                              2,655            4,684
  2.505                                 --               --
  2.510                             14,598           15,779
  2.520                                 67               --
  2.545                              1,223            1,528
  2.550                              2,705            5,973
  2.560                             19,040            9,169
  2.570                                 --               --
  2.595                                572            1,219
  2.600                              2,081            3,075
  2.605                                 --               --
  2.610                             17,264           15,222
  2.620                                 --               --
  2.645                                 42              334
  2.650                              3,481            4,619
  2.660                             26,276           14,166
  2.670                                212              680
  2.680                                 --               --
  2.695                                174              129
  2.700                                917              218
  2.710                              7,062           11,202
  2.720                                 --               --
  2.745                                762            1,789
  2.750                                934            1,250
  2.755                                 --               --
  2.760                              4,446            3,842
  2.770                                 --              239
  2.795                                928              393
  2.800                              1,437            1,565
  2.805                                 --               --
  2.810                              3,684           13,315
  2.820                                 --               --
  2.845                                179              920
  2.850                                702              765
  2.860                              1,119              951

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/T. Rowe           JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  2.870                   $             --  $            --
  2.895                                 75              467
  2.900                                 44              758
  2.910                              4,597            7,690
  2.920                                 --               --
  2.945                                812               --
  2.950                                279              173
  2.955                                 --               --
  2.960                              1,058            2,538
  2.970                                230              333
  2.995                                 --               --
  3.000                                 --              355
  3.010                              1,565            1,733
  3.045                                502              455
  3.050                                363              343
  3.060                              3,732           12,615
  3.070                                 --               --
  3.095                                189              248
  3.100                                 --               --
  3.110                                917              251
  3.120                                 --               --
  3.145                                 --              138
  3.150                                514              593
  3.160                                897               --
  3.195                                 --               --
  3.200                                 --               --
  3.210                                 --            1,062
  3.245                                 --               --
  3.250                                 --               --
  3.255                                 --               --
  3.260                                208              760
  3.270                                 --              238
  3.295                                 --               --
  3.300                                 --              811
  3.310                                 --               --
  3.345                                 --               --
  3.350                                 --               --
  3.360                                147               99
  3.395                                 --               54
  3.400                                 --               --
  3.410                                 42              124
  3.445                                 --               --
  3.450                                 --               --
  3.460                                 --               --
  3.470                                 --               --
  3.500                                 --               --
  3.510                                 --                6

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                             JNL/T. Rowe         JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  3.545                   $             --  $           329
  3.560                                  6              257
  3.610                                 --               --
  3.650                                 --               --
  3.660                                 --               --
  3.695                                 --               --
  3.700                                 --               --
  3.710                                  3              322
  3.750                                 --               --
  3.760                                 --               --
  3.800                                 --               --
  3.860                                 --               --
  3.895                                 --               --
  3.910                                 26               78
  4.000                                 --               --


PERSPECTIVE
 Standard Benefit                3,014,918        1,194,166
  Maximum Anniversary
    Value Benefit                   10,231            6,927
  Earnings Protection
    Benefits                         9,055           13,281
  Combined Optional
    Benefits                           822            1,557
                          ----------------  ---------------
    Total                 $      5,246,149  $     3,858,237
                          ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS
The following is a summary of accumulation unit values as of December 31, 2005:

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  1.000                --                 --             --              --         12.026701    11.622681
  1.100                --                 --             --              --         11.976136           --
  1.150                --                 --             --              --         11.951194    11.611130
  1.250         12.275947          15.852385      16.397673        7.589596         11.901880    11.603542
  1.300                --                 --             --              --         11.877222    11.599529
  1.350                --                 --             --              --         11.852393           --
  1.395                --                 --             --              --                --           --
  1.400                --                 --             --              --         11.827909    11.591868
  1.420                --                 --             --              --                --           --
  1.450                --                 --             --              --         11.803136    11.588049
  1.500         12.173447          15.715817      16.256941        7.497007         11.778581    11.584207
  1.545                --                 --             --              --         11.756148    11.580747
  1.550                --          15.688590      16.228648        7.478533         11.755922    11.580244
  1.560                --                 --             --              --         11.748525           --
  1.570                --                 --             --              --         11.744694    11.578386
  1.575                --                 --             --              --         11.743491           --
  1.600         12.131674          15.661471      16.200521        7.460153         11.729344    11.576543
  1.605                --                 --             --              --                --           --
  1.630                --                 --             --              --                --           --
  1.645                --          15.637090      16.174983        7.443329         11.707049    11.573135
  1.650         12.110430          15.634433      16.172551        7.441787         11.705292    11.572745
  1.660                --                 --             --              --         11.699608           --
  1.670                --                 --             --              --         11.695745    11.571081
  1.695                --                 --             --              --         11.683179    11.569252
  1.700         12.089857          15.607167      16.144526        7.423457         11.680855    11.569699
  1.710                --                 --             --              --         11.675735    11.568090
  1.720                --                 --             --              --         11.670989           --
  1.725                --                 --             --              --         11.668452           --
  1.745                --                 --             --              --                --           --
  1.750                --          15.580101      16.116550        7.405041         11.656425    11.565090
  1.760                --          15.574818      16.110877        7.401485         11.650869    11.564236
  1.795                --                 --             --              --         11.634609           --
  1.800                --          15.553248      16.088469        7.386847         11.632169    11.561230
  1.810         12.044312          15.548010      16.083191        7.383328         11.627074    11.560443
  1.820                --                 --             --              --         11.622703           --
  1.825                --                 --             --              --         11.619830           --
  1.845                --                 --             --              --         11.610347    11.558491
  1.850                --          15.526553      16.061023        7.368805         11.607839    11.557371
  1.855                --                 --             --              --                --           --
  1.860                --                 --             --              --         11.603106    11.556588
  1.870                --                 --             --              --         11.598245           --
  1.880                --                 --             --              --                --           --
  1.895                --                 --             --              --         11.586169    11.553918
  1.900                --          15.499681      16.033257        7.350659         11.583760    11.553535
  1.905                --                 --             --              --                --           --
  1.910                --                 --             --              --                --    11.552764
  1.920                --                 --             --              --         11.574064    11.551999

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  1.000           12.968937         20.132698                 --         18.185242         20.537083   11.320907
  1.100           12.914971         19.927651                 --         18.016635         20.346489          --
  1.150           12.887250         19.826742                 --         17.933728         20.252727   11.225149
  1.250           12.834215         19.625267                 --         17.767782         20.064362   11.161608
  1.300           12.807730         19.525339                 --         17.685542         19.972365   11.130149
  1.350           12.780950                --                 --                --                --          --
  1.395                  --                --                 --                --                --          --
  1.400           12.754520         19.327133                 --         17.522006         19.787750   11.067222
  1.420                  --                --                 --                --                --          --
  1.450           12.727878         19.228541                 --         17.440796         19.696170   11.035945
  1.500           12.701362         19.130665                 --         17.359897         19.604832   11.004723
  1.545           12.677590         19.042954                 --         17.287509         19.523096   10.976685
  1.550           12.674889         19.032873                 --         17.279331         19.514750   10.973250
  1.560           12.669138                --                 --         17.263371         19.495619          --
  1.570           12.664383         18.994386                 --         17.247388         19.477330   10.961233
  1.575           12.661783         18.985018                 --         17.239780         19.491355   10.958093
  1.600           12.648282         18.936283                 --         17.199398         19.423415   10.942589
  1.605                  --                --                 --                --                --          --
  1.630                  --                --                 --         17.152915                --          --
  1.645           12.624534         18.848590                 --         17.127076         19.341661   10.914411
  1.650           12.623651         18.839858                 --         17.119687         19.333509   10.912585
  1.660                  --                --                 --                --         19.315183          --
  1.670           12.611291         18.800822                 --                --         19.296290   10.899008
  1.695           12.598901         18.753586                 --         17.048499         19.252844   10.883777
  1.700           12.595878         18.743869                 --         17.042458         19.244042   10.880735
  1.710           12.590658         18.724784                 --         17.024668         19.226116   10.874603
  1.720           12.585404         18.705739                 --         17.008848         19.208065   10.868546
  1.725           12.581999         18.696126                 --         17.000793         19.199223   10.865372
  1.745                  --                --                 --                --                --          --
  1.750           12.569670         18.662133                 --         17.029443         19.154013   10.849950
  1.760           12.564002                --                 --         16.944939         19.136140   10.843094
  1.795           12.546125         18.563063                 --         16.890400         19.074784   10.822375
  1.800           12.543362         18.553425                 --         16.882734         19.065835   10.819244
  1.810           12.538038         18.534194                 --         16.867295         19.048901   10.812910
  1.820           12.532913         18.515684                 --         16.886722         19.157045   10.832742
  1.825           12.530381         18.507734                 --         16.849439         19.067326   10.830642
  1.845           12.519952         18.468367                 --         16.812366         18.985980   10.791711
  1.850           12.517378         18.458102                 --         16.804566         18.977577   10.788644
  1.855                  --                --                 --                --                --          --
  1.860           12.512117         18.440243                 --         16.788936         18.960206   10.782575
  1.870           12.506891         18.423605                 --         16.773320         18.942368   10.776007
  1.880                  --                --                 --                --                --          --
  1.895           12.493868         18.374328                 --         16.734394         18.898389   10.761177
  1.900           12.491358         18.365150                 --         16.726627         18.889296   10.757337
  1.905                  --                --                 --                --                --          --
  1.910                  --                --                 --                --         18.871009          --
  1.920           12.481374         18.327693                 --         16.695651         18.855057   10.745928

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  1.945                --                 --             --              --         11.562065    11.550034
  1.950                --          15.472906      16.006324        7.332463         11.556467    11.549743
  1.955                --                 --             --              --                --    11.549259
  1.960                --                 --             --              --         11.554801    11.548952
  1.970                --          15.493734      15.993910        7.325127         11.549874           --
  1.980                --                 --             --              --                --    11.547509
  1.995                --                 --             --              --         11.538434    11.545868
  2.000                --          15.478073      15.977691        7.314518         11.534601    11.545858
  2.005                --          15.475144      15.974570        7.312522                --           --
  2.010                --          15.440543      15.971980        7.310830         11.530695    11.545104
  2.020                --                 --             --              --         11.525635           --
  2.030                --                 --             --              --                --           --
  2.045                --                 --             --              --         11.513659    11.542487
  2.050                --          15.419291      15.950287        7.296401         11.511547    11.542296
  2.055                --                 --             --              --                --           --
  2.060                --          15.414046      15.944789        7.292942         11.506646    11.541646
  2.070                --                 --             --              --         11.501658    11.540490
  2.080                --                 --             --              --                --           --
  2.095                --                 --             --              --         11.489945    11.538414
  2.100                --          15.392178      15.922197        7.278346         11.487531    11.538211
  2.110                --          15.387050      15.915806        7.274937         11.482668    11.537427
  2.120                --                 --             --              --         11.477912    11.533352
  2.145                --                 --             --              --         11.466020    11.534840
  2.150                --          15.366212      15.895051        7.260686         11.463470    11.534395
  2.155                --                 --             --              --                --           --
  2.160         11.898711          15.360761      15.889837        7.257157         11.458870    11.533631
  2.170                --                 --             --              --         11.453242           --
  2.195                --                 --             --              --         11.442186    11.530861
  2.200         11.941365          15.339152      15.868443        7.241736         11.438929    11.530569
  2.205                --                 --             --              --                --           --
  2.210         11.935835          15.333816      15.861719        7.239069         11.433157    11.529806
  2.220                --                 --             --              --         11.429782           --
  2.245                --                 --             --              --         11.418267    11.527203
  2.250                --                 --             --              --         11.407905    11.526688
  2.260                --          15.307612      15.834503        7.221422         11.411296    11.525974
  2.270                --                 --             --              --         11.406692           --
  2.280                --                 --             --              --                --           --
  2.295                --          15.288950      15.814233        7.209000         11.394522    11.524957
  2.300                --          15.286019      15.812141        7.206967         11.392377    11.522839
  2.305                --                 --             --              --                --           --
  2.310                --          15.312317      15.806568        7.203393         11.387450    11.521970
  2.320                --                 --             --              --         11.381555    11.520580
  2.330                --                 --             --              --                --           --
  2.345                --                 --             --              --         11.370795    11.519201
  2.350                --                 --             --              --         11.368137    11.517995
  2.360                --          15.254510      15.779036        7.185795         11.363681    11.518329
  2.370                --                 --             --              --         11.359054    11.517650

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  1.945           12.467388         18.314653                 --         16.655929         18.809679   10.730593
  1.950           12.465204         18.271480                 --         16.649151         18.802063   10.727709
  1.955                  --                --                 --                --                --          --
  1.960           12.460017         18.252809                 --         16.633643         18.784565   10.721634
  1.970           12.455186         18.233912                 --         16.618289         18.767197   10.715786
  1.980                  --                --                 --                --                --          --
  1.995           12.442859         18.187795                 --         16.579649         18.704645   10.700392
  2.000           12.439330         18.178451                 --         16.571992         18.714743   10.697424
  2.005           12.435694                --                 --                --                --          --
  2.010           12.434139         18.160456                 --         16.556509         18.697490   10.691205
  2.020           12.428635         18.141180                 --         16.540773         18.679907   10.685092
  2.030                  --                --                 --                --                --          --
  2.045           12.415971         18.095069                 --         16.502695         18.634115   10.669907
  2.050           12.413435         18.085985                 --         16.495015         18.628397   10.667014
  2.055                  --                --                 --                --                --          --
  2.060           12.408227         18.067297                 --         16.479812         18.610886   10.661041
  2.070           12.403460                --                 --                --         18.592465   10.655047
  2.080                  --                --                 --                --                --          --
  2.095           12.390141         18.002935                 --         16.426316         18.550406   10.639929
  2.100           12.387364         17.989014                 --         16.419112         18.542465   10.639801
  2.110           12.380667         17.975367                 --         16.403563         18.524588   10.630930
  2.120           12.377101         17.956649                 --         16.388149         18.508412   10.624845
  2.145           12.377177         17.913863                 --         16.351323         18.464584   10.611121
  2.150           12.361753         17.902075                 --         16.342641         18.455880   10.606547
  2.155                  --                --                 --                --                --          --
  2.160           12.356525         17.883792                 --         16.327373         18.439486   10.600817
  2.170           12.351488                --                 --         16.312255         18.420880   10.594904
  2.195           12.338180         17.820216                 --         16.274491         18.378925   10.579810
  2.200           12.334971         17.811334                 --         16.267203         18.369862   10.576809
  2.205                  --                --                 --                --                --          --
  2.210           12.333839         17.792721                 --         16.251540         18.353749   10.570817
  2.220           12.325406         17.773518                 --         16.235463         18.336150          --
  2.245           12.312883         17.756397                 --         16.198590                --   10.549225
  2.250           12.298038         17.720035                 --         16.194251         18.274116   10.537633
  2.260           12.305213         17.701990                 --         16.176341         18.268053   10.540923
  2.270           12.300229         17.683881                 --                --         18.251418   10.535225
  2.280                  --                --                 --                --                --          --
  2.295           12.273325         17.637840                 --         16.123915         18.208820   10.519984
  2.300           12.284669         17.630528                 --         16.116505         18.200456   10.516971
  2.305                  --                --                 --                --                --          --
  2.310           12.279499         17.611933                 --         16.101329         18.183561   10.511121
  2.320           12.274335         17.592905                 --                --                --   10.504552
  2.330                  --                --                 --                --                --          --
  2.345           12.261530         17.548060                 --         16.049281         18.125162   10.490201
  2.350           12.259055         17.540230                 --         16.041670         18.116296   10.487266
  2.360           12.253945         17.522258                 --         16.026854         18.099442   10.481381
  2.370           12.248935         17.502746                 --         16.011231         18.082221          --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  2.380                --                 --             --              --                --    11.516859
  2.395                --                 --             --              --         11.347039    11.514975
  2.400                --          15.233492      15.758030        7.171696         11.343692    11.515344
  2.405                --                 --             --              --                --           --
  2.410         11.782942          15.228505      15.753794        7.168200         11.339913    11.514528
  2.420                --                 --             --              --                --    11.513762
  2.445                --                 --             --              --         11.323428    11.511904
  2.450                --          15.206635      15.732224        7.153828         11.321076    11.511434
  2.460                --          15.202548      15.725822        7.150423         11.316399    11.510701
  2.470                --                 --             --              --         11.312045           --
  2.480                --                 --             --              --                --    11.509491
  2.495                --                 --             --              --         11.299784    11.507929
  2.500                --          15.180976      15.703477        7.136468         11.297460    11.507716
  2.505                --                 --             --              --                --           --
  2.510                --                 --             --              --         11.292761    11.506897
  2.520                --                 --             --              --                --           --
  2.545                --          15.157405      15.678856        7.120633         11.276326           --
  2.550                --                 --             --              --         11.274030    11.503824
  2.560                --          15.149062             --              --         11.269309    11.503139
  2.570                --                 --             --              --                --           --
  2.595                --                 --             --              --         11.252307    11.500369
  2.600                --                 --             --              --         11.250147    11.499669
  2.605                --                 --             --              --                --           --
  2.610                --          15.123128      15.643721        7.097881         11.245805    11.499274
  2.620                --                 --             --              --                --    11.498450
  2.645                --                 --             --              --         11.228636    11.496506
  2.650                --                 --             --              --         11.225647    11.496156
  2.660                --          15.127441      15.634634        7.081377         11.222075    11.495440
  2.670                --                 --             --              --         11.217499           --
  2.680                --                 --             --              --                --           --
  2.695                --                 --             --              --         11.205697           --
  2.700                --                 --             --              --         11.202897    11.492394
  2.710                --          15.071096      15.590228        7.063153         11.198699    11.491652
  2.720                --                 --             --              --                --           --
  2.745                --                 --             --              --         11.182728    11.488991
  2.750                --                 --             --              --         11.180059    11.488866
  2.755                --                 --             --              --                --           --
  2.760                --          15.075577      15.562245              --         11.174903    11.487854
  2.770                --                 --             --              --                --           --
  2.795                --                 --             --              --         11.157148    11.485170
  2.800                --                 --             --              --         11.157075    11.484542
  2.805                --                 --             --              --                --           --
  2.810                --                 --             --              --         11.152628    11.484025
  2.820                --                 --             --              --         11.146742    11.483267
  2.845                --                 --             --              --                --    11.481368
  2.850                --                 --             --              --         11.133623    11.481268
  2.860                --                 --             --              --         11.129302           --

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  2.380                  --                --                 --                --                --          --
  2.395           12.236036         17.459754                 --         15.974803         18.040620   10.460722
  2.400           12.232769         17.450827                 --         15.967310         18.032673   10.456914
  2.405                  --                --                 --                --                --          --
  2.410           12.228353         17.432988                 --         15.951955         18.014922   10.451511
  2.420                  --                --                 --         15.935892                --          --
  2.445           12.210347         17.371049                 --         15.900704         17.955910   10.430981
  2.450           12.208143         17.361953                 --         15.897535         17.947891   10.428014
  2.460           12.202213         17.340900                 --         15.880060         17.931472   10.422150
  2.470           12.197926         17.325626                 --         15.862989         17.915285          --
  2.480                  --                --                 --                --                --          --
  2.495                  --         17.281276                 --         15.824152         17.873995   10.400858
  2.500           12.182670         17.272377                 --         15.819673         17.864243   10.399041
  2.505                  --                --                 --                --                --          --
  2.510           12.177629         17.255880                 --         15.804875         17.848827   10.392690
  2.520                  --                --                 --         15.789106                --          --
  2.545           12.160163                --                 --                --         17.790671   10.372128
  2.550           12.157267         17.185480                 --         15.761356         17.782317   10.375049
  2.560           12.152256         17.167663                 --         15.731774         17.766098   10.363172
  2.570                  --                --                 --                --                --          --
  2.595                  --                --                 --         15.679819         17.708103          --
  2.600           12.131714         17.097606                 --         15.672386         17.698958   10.339541
  2.605                  --                --                 --                --                --          --
  2.610           12.126892         17.080593                 --         15.659663         17.683801   10.333915
  2.620                  --                --                 --                --                --          --
  2.645                  --                --                 --                --                --   10.312739
  2.650           12.106635         17.010982                 --         15.600386         17.618106   10.309835
  2.660           12.101208         16.993363                 --         15.585638         17.601161   10.304326
  2.670           12.095688                --                 --                --         17.584076          --
  2.680                  --                --                 --                --                --          --
  2.695                  --         16.932950                 --         15.535229         17.544757          --
  2.700           12.080689         16.922813                 --         15.527699         17.535036   10.280597
  2.710           12.075961         16.906206                 --         15.513095         17.519575   10.275235
  2.720                  --                --                 --                --                --          --
  2.745           12.058826         16.845746                 --         15.463885         17.463029          --
  2.750           12.055287         16.834198                 --         15.455228         17.455359   10.245876
  2.755                  --                --                 --                --                --          --
  2.760           12.050778         16.824405                 --         15.441119         17.439767   10.245697
  2.770                  --                --                 --                --                --          --
  2.795                  --                --                 --                --         17.377126   10.225401
  2.800           12.031039         16.752803                 --         15.384738         17.374757   10.223242
  2.805                  --                --                 --                --                --          --
  2.810           12.026120         16.735270                 --         15.370566         17.358151   10.217529
  2.820                  --                --                 --                --                --          --
  2.845           12.008826         16.674609                 --                --         17.300995          --
  2.850           12.006489         16.667948                 --         15.313005         17.293251   10.194594
  2.860           12.000164         16.648901                 --         15.299681         17.277695   10.188121

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  2.870                --                 --             --              --                --           --
  2.895                --                 --             --              --                --    11.477554
  2.900                --                 --             --              --         11.118581    11.477410
  2.910                --                 --             --              --         11.105998    11.476416
  2.920                --                 --             --              --                --           --
  2.945                --                 --             --              --                --           --
  2.950                --                 --             --              --         11.087075    11.473029
  2.955                --                 --             --              --                --           --
  2.960                --                 --             --              --         11.082341    11.472621
  2.970                --                 --             --              --                --           --
  2.995                --                 --             --              --                --           --
  3.000                --                 --             --              --         11.063867    11.469585
  3.010                --          14.915382      15.428763              --         11.059413    11.469096
  3.045                --                 --             --              --                --           --
  3.050                --                 --             --              --                --    11.465833
  3.060                --                 --             --              --         11.036038    11.464991
  3.070                --                 --             --              --                --           --
  3.095                --                 --             --              --         11.019961           --
  3.100                --                 --             --              --         11.017865           --
  3.110                --                 --             --              --                --    11.460900
  3.120                --                 --             --              --                --           --
  3.145                --                 --             --              --                --    11.458558
  3.150                --                 --             --              --         10.991453    11.449809
  3.160                --          14.868199      15.348224        6.907826         10.989710           --
  3.195                --                 --             --              --                --           --
  3.200                --                 --             --              --                --           --
  3.210                --                 --             --              --                --           --
  3.245                --                 --             --              --                --           --
  3.250                --                 --             --              --                --           --
  3.255                --                 --             --              --                --           --
  3.260                --                 --             --              --                --           --
  3.270                --                 --             --              --                --    11.449053
  3.295                --                 --             --              --                --           --
  3.300                --                 --             --              --                --    11.446782
  3.310                --                 --             --              --                --           --
  3.345                --                 --             --              --                --           --
  3.350                --                 --             --              --                --           --
  3.360                --                 --             --              --                --    11.442229
  3.395                --                 --             --              --                --    11.439582
  3.400                --                 --             --              --         10.880559           --
  3.410                --          14.710224      15.216546        6.823488         10.876462           --
  3.445                --                 --             --              --                --           --
  3.450                --                 --             --              --                --           --
  3.460                --                 --             --              --                --           --
  3.470                --                 --             --              --                --           --
  3.500                --                 --             --              --                --           --
  3.510                --                 --             --              --                --           --

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ---------
M&E CLASS
  2.870                  --                --                 --                --                --          --
  2.895                  --         16.589235                 --                --                --          --
  2.900           11.980153         16.580983                 --         15.242390         17.213557   10.164958
  2.910           11.977107         16.565229                 --         15.228127         17.197608   10.159967
  2.920                  --                --                 --                --                --          --
  2.945                  --                --                 --                --                --   10.138836
  2.950                  --                --                 --         15.171432                --   10.135928
  2.955                  --                --                 --                --                --          --
  2.960           11.948215         16.479673                 --         15.156359         17.116503   10.129608
  2.970                  --                --                 --                --         17.100471          --
  2.995                  --         16.421835                 --                --                --          --
  3.000                  --                --                 --         15.100899                --   10.108079
  3.010           11.926026         16.396361                 --         15.086987         17.038091   10.101981
  3.045           11.908362                --                 --                --                --   10.082087
  3.050                  --                --                 --                --                --   10.079024
  3.060           11.900584         16.312092                 --         15.016397         16.959080   10.073188
  3.070                  --                --                 --                --                --          --
  3.095                  --                --                 --                --         16.903427          --
  3.100           11.881128         16.251403                 --         14.961175                --          --
  3.110                  --                --                 --                --         16.880635   10.044367
  3.120                  --                --                 --                --                --          --
  3.145           11.858488                --                 --         14.898612                --   10.025024
  3.150                  --                --                 --         14.891352         16.816842          --
  3.160           11.850965                --                 --                --                --   10.016628
  3.195                  --                --                 --                --                --          --
  3.200                  --                --                 --                --                --          --
  3.210           11.826185                --                 --                --         16.724304          --
  3.245                  --                --                 --                --                --          --
  3.250                  --                --                 --                --                --          --
  3.255                  --                --                 --                --                --          --
  3.260                  --         15.982264                 --         14.739821         16.645844          --
  3.270                  --                --                 --                --         16.631023    9.954200
  3.295                  --                --                 --                --                --          --
  3.300                  --                --                 --                --                --          --
  3.310                  --                --                 --                --                --          --
  3.345                  --                --                 --                --                --          --
  3.350                  --                --                 --                --                --          --
  3.360                  --         15.819787                 --                --                --          --
  3.395                  --                --                 --                --                --          --
  3.400           11.733233                --                 --         14.549938         16.432125          --
  3.410           11.728281         15.749673                 --                --         16.415399          --
  3.445                  --                --                 --                --                --          --
  3.450           11.709139         15.676069                 --                --                --          --
  3.460                  --                --                 --                --                --          --
  3.470                  --                --                 --                --                --          --
  3.500                  --                --                 --                --                --          --
  3.510                  --                --                 --                --                --          --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                             Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
                        Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                         VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
                        --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  3.545                             --                 --             --              --                --    11.428212
  3.560                             --                 --             --              --                --           --
  3.610                             --                 --             --              --         10.785840           --
  3.650                             --                 --             --              --                --           --
  3.660                             --                 --             --              --                --           --
  3.695                             --                 --             --              --                --           --
  3.700                             --                 --             --              --                --           --
  3.710                             --                 --             --              --                --    11.415702
  3.750                             --                 --             --              --         10.722972           --
  3.760                             --                 --             --              --                --           --
  3.800                             --                 --             --              --                --           --
  3.860                             --                 --             --              --                --           --
  3.895                             --                 --             --              --                --           --
  3.910                             --                 --             --              --                --           --
  4.000                             --                 --             --              --                --           --

PERSPECTIVE
  Standard Benefit                  --                 --             --              --         11.827955    11.591923
    Maximum Anniversary
     Value Benefit                  --                 --             --              --         10.710433           --
    Earnings Protection
      Benefits                      --                 --             --              --         10.914022           --
    Combined Optional
      Benefits                      --                 --             --              --         11.456203           --

                             JNL/                                JNL/                               JNL/Eagle       JNL/FMR
                         AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
                        Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
                        ----------------  ----------------  -----------------  ----------------  ----------------  ---------
M&E CLASS
  3.545                               --                --                 --                --                --          --
  3.560                               --                --                 --                --         16.188224          --
  3.610                               --                --                 --                --         16.113090          --
  3.650                               --                --                 --                --                --          --
  3.660                               --                --                 --                --                --          --
  3.695                               --                --                 --                --                --          --
  3.700                               --                --                 --                --                --          --
  3.710                               --                --                 --                --                --          --
  3.750                               --                --                                   --                --          --
  3.760                               --                --                 --                --                --          --
  3.800                               --                --                 --                --                --          --
  3.860                               --                --                 --                --                --    9.626865
  3.895                               --                --                 --                --                --          --
  3.910                               --                --                 --                --         15.669951          --
  4.000                               --                --                 --                --                --          --

PERSPECTIVE
  Standard Benefit             12.754452         19.567965                 --         17.370472         19.161387   11.134609
    Maximum Anniversary
      Value Benefit            11.061478         10.068625                 --         10.582705         14.235150   12.091105
    Earnings Protection
      Benefits                 11.738421          9.668278                 --          9.596052         12.839371   11.886198
    Combined Optional
      Benefits                 11.851682         10.132221                 --         10.300347         13.494156   11.887339

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  1.000           22.949895               --                 --         15.355109        12.626277        19.090166
  1.100                  --               --                 --         15.191840        12.527222        18.941178
  1.150           22.586564        10.946232          11.303526         15.112091        12.478834        18.867683
  1.250           22.347570        10.939008          11.295957         14.952210        12.381431        18.720511
  1.300           22.229308        10.935319          11.292242         14.873015        12.333015        18.647344
  1.350                  --               --                 --         14.793998        12.284219        18.573727
  1.395                  --               --                 --                --               --               --
  1.400           21.994420        10.928224          11.284765         14.716201        12.236724        18.501786
  1.420                  --               --                 --                --               --               --
  1.450           21.877546        10.924447          11.281039         14.637634        12.188964        18.429513
  1.500           21.761460        10.920854          11.277279         14.560036        12.141435        18.357510
  1.545           21.658469        10.917583          11.273917         14.490427        12.099096        18.292847
  1.550           21.647000        10.917250          11.273547         14.482872        12.093739        18.284562
  1.560                  --        10.916499                 --         14.467244        12.084109               --
  1.570           21.600093        10.915793          11.272051         14.452025        12.074938        18.257085
  1.575           21.588707               --                 --                --               --        18.249866
  1.600           21.532410        10.913620          11.269824         14.406008        12.046639        18.214138
  1.605                  --               --                 --         14.397392               --               --
  1.630                  --               --                 --         14.359076        12.017910        18.170468
  1.645           21.428129        10.910343          11.266425         14.336904        12.003652        18.149713
  1.650           21.421590        10.909997          11.266037         14.329588        11.999451        18.142837
  1.660                  --               --                 --                --        11.989868        18.127991
  1.670           21.371184        10.908576          11.264521         14.298088        11.980949        18.114259
  1.695           21.315022        10.906616          11.262684         14.261296        11.957272        18.079114
  1.700           21.301125        10.906404          11.262197         14.254364        11.952582        18.072174
  1.710           21.281012        10.905671          11.261567         14.238602        11.943117        18.057939
  1.720           21.258244        10.904914                 --         14.223393        11.934263        18.043855
  1.725                  --               --                 --         14.215822               --        18.037377
  1.745           21.201671               --                 --                --               --        18.007593
  1.750           21.190677        10.903297          11.259881         14.178596        11.920816        18.001424
  1.760           21.167044        10.902061          11.257835         14.162579        11.895838        17.986895
  1.795           21.089530               --                 --         14.110242        11.863608        17.938241
  1.800           21.077952        10.899066          11.254880         14.102898        11.859317        17.930896
  1.810           21.055555        10.898407          11.254119         14.088651        11.850069        17.917076
  1.820                  --        10.897688          11.253431         14.072848        11.840718        17.902997
  1.825                  --               --                 --         14.070091               --        17.896135
  1.845           20.977913        10.895889          11.251517         14.035693        11.817418        17.867956
  1.850           20.966908        10.895558          11.251294         14.028094        11.810779        17.861007
  1.855                  --               --                 --                --               --               --
  1.860           20.943942        10.894799          11.250334         14.013187        11.803671        17.847050
  1.870           20.922015               --                 --         13.998388        11.794479        17.833051
  1.880                  --               --                 --                --               --               --
  1.895           20.865388        10.892249          11.247768         13.961158        11.771394        17.798111
  1.900           20.855293        10.891842          11.247198         13.953688        11.767360        17.791285
  1.905                  --               --                 --                --        11.761483               --
  1.910                  --               --                 --                --        11.756794               --
  1.920           20.809668        10.890472          11.245924         13.924061        11.748357        17.763127

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  1.000          15.583063     11.799121   11.340550                --         10.781848         8.786572
  1.100          15.461122     11.722606          --          4.634201         10.711976         8.728352
  1.150          15.401103     11.684936   11.273162          4.619820         10.678896         8.699671
  1.250          15.280894     11.609308   11.228889          4.590102         10.609861         8.642134
  1.300          15.221175     11.571830   11.206475          4.575107         10.575003         8.613675
  1.350          15.161677     11.534160   11.184344          4.559491         10.539268               --
  1.395                 --            --          --                --                --               --
  1.400          15.102369     11.496929   11.162326          4.545550         10.507058         8.556805
  1.420                 --     11.481796          --                --                --               --
  1.450          15.043384     11.459699   11.140290          4.530580         10.472974         8.528483
  1.500          14.984624     11.422583   11.118455          4.515698         10.439273         8.500422
  1.545          14.931714     11.389251   11.098594          4.502770         10.408586         8.475092
  1.550          14.925941     11.385528   11.096444          4.501551         10.405307         8.472193
  1.560                 --     11.378131          --                --                --               --
  1.570          14.902635     11.370821   11.087448          4.495687         10.391721         8.460984
  1.575          14.897257            --   11.085457                --                --         8.458162
  1.600          14.867533     11.348741   11.074368          4.486924         10.372084         8.444072
  1.605                 --     11.344576          --                --                --               --
  1.630          14.832061     11.324051   11.060746                --                --         8.427058
  1.645          14.815315     11.315307   11.054741          4.473405         10.335666         8.418743
  1.650          14.809623     11.312174   11.052439          4.472319         10.340071         8.416264
  1.660                 --     11.304317          --                --                --         8.410247
  1.670          14.786057     11.296993   11.043874          4.465614         10.351364         8.404792
  1.695          14.757351     11.278997   11.035324          4.459356         10.307797         8.391292
  1.700          14.751699     11.275392   11.035400          4.457920         10.304562         8.388428
  1.710          14.740064     11.268010   11.026254          4.455021         10.297691         8.382870
  1.720          14.728629     11.260690   11.021882                --         10.291115         8.377235
  1.725          14.722680     11.256959   11.019972                --                --         8.374548
  1.745                 --     11.239690   11.011142          4.443896                --         8.363442
  1.750          14.693968     11.238835   11.008776          4.443414         10.271185         8.360667
  1.760          14.682048     11.231139   11.004414          4.441263         10.266527               --
  1.795          14.642273     11.205975   10.990268          4.430674                --         8.335793
  1.800          14.636583     11.202314   10.987421          4.429242         10.237670         8.333004
  1.810          14.624816     11.195064   10.982918          4.426122         10.231071         8.327437
  1.820          14.613540     11.187788   10.978617                --                --         8.321951
  1.825          14.607683            --          --                --                --         8.319259
  1.845          14.585034     11.169752   10.967804          4.415083         10.207345         8.308193
  1.850          14.579872     11.166045   10.965623          4.414638         10.214433         8.305420
  1.855                 --     11.160095          --                --                --               --
  1.860          14.568410     11.158886   10.960992          4.411936         10.198387         8.299970
  1.870          14.557652     11.151479   10.956800          4.408911         10.191156         8.294493
  1.880                 --     11.141251          --                --                --               --
  1.895          14.528037     11.133417   10.946050          4.401859         10.174970         8.280738
  1.900          14.521003     11.129985   10.943603          4.400699         10.166497         8.277986
  1.905                 --     11.123444   10.941131                --                --               --
  1.910                 --     11.122461          --                --                --               --
  1.920          14.499560     11.115396   10.934750          4.394689         10.158258         8.267376

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  1.945           20.754948        10.888652          11.244034         13.886288        11.724120        17.728138
  1.950           20.744432        10.888321          11.243677         13.879731        11.720785        17.713724
  1.955                  --               --                 --         13.871903               --               --
  1.960           20.722636        10.887541          11.242911         13.864966        11.711664        17.707735
  1.970           20.699490               --                 --         13.851921        11.701677        17.693807
  1.980                  --               --                 --                --               --               --
  1.995           20.645653        10.884925          11.240348         13.813445        11.679504        17.659653
  2.000           20.634787        10.884675          11.239904         13.806091        11.675009        17.652293
  2.005                  --        10.884337          11.239589         13.799012               --        17.644107
  2.010           20.612776        10.884032          11.239213         13.791567        11.665886        17.638563
  2.020           20.590457               --          11.238462         13.777001        11.656746        17.624509
  2.030                  --               --                 --                --               --               --
  2.045           20.536175        10.881440          11.236594         13.740242        11.633571        17.589619
  2.050           20.525436        10.881129          11.236243         13.732972        11.629409        17.577503
  2.055                  --               --                 --                --               --               --
  2.060           20.503497        10.880319          11.235470         13.718330        11.620397        17.569620
  2.070           20.480644        10.879601          11.234743         13.702606        11.610330        17.554827
  2.080                  --               --                 --                --               --               --
  2.095           20.427364        10.877836                 --         13.667401        11.588434        17.521432
  2.100           20.417032        10.877490          11.232489         13.660146        11.583823        17.514967
  2.110           20.394841        10.879081          11.234610         13.645764        11.574799        17.500707
  2.120           20.372284        10.878503          11.232593                --        11.565741        17.487128
  2.145           20.319221        10.878915                 --         13.595480        11.543049        17.452996
  2.150           20.308322        10.873873          11.228780         13.587689        11.538608        17.446198
  2.155                  --               --                 --                --               --               --
  2.160           20.286701        10.873163          11.228047         13.571289        11.529581        17.432483
  2.170                  --               --                 --         13.558732               --        17.418843
  2.195                  --        10.870657          11.225423         13.522993        11.497457        17.384599
  2.200           20.200432        10.870247          11.225086         13.515259        11.493523        17.378152
  2.205                  --               --                 --                --               --               --
  2.210           20.179125        10.869565          11.224319         13.501201        11.484546        17.363642
  2.220           20.156867               --                 --                --        11.475025        17.349931
  2.245                  --        10.867066          11.221661                --        11.453085        17.316644
  2.250           20.092966        10.866656          11.221344         13.443956        11.448533        17.311317
  2.260           20.072036        10.866002          11.220585         13.429647        11.439711        17.296471
  2.270           20.051110               --          11.219854         13.414978               --        17.282096
  2.280                  --               --                 --                --               --               --
  2.295                  --        10.863411          11.217995         13.372931        11.408293        17.248967
  2.300           19.986754        10.863374          11.217746         13.373920        11.402896        17.242374
  2.305                  --               --                 --                --               --               --
  2.310           19.965672        10.862179          11.216903         13.358686        11.394900        17.228919
  2.320                  --        10.861938          11.216438         13.342794        11.385039        17.214343
  2.330                  --               --                 --                --               --               --
  2.345           19.889848        10.862371          11.214300         13.308415        11.363521        17.181786
  2.350           19.880099        10.859747                 --         13.301597        11.359209        17.178117
  2.360           19.859814        10.858696          11.213161         13.287210        11.351604        17.161539
  2.370           19.837618               --                 --                --        11.342036        17.148138

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  1.945          14.473369     11.097571   10.926858          4.386498         10.139348         8.263325
  1.950          14.456467     11.093604   10.922240          4.386199         10.135794         8.250607
  1.955                 --     11.089765   10.919421                --                --         8.247112
  1.960          14.454270     11.086730   10.917727          4.383310         10.132148         8.245184
  1.970          14.442904     11.079279   10.913613                --                --         8.239712
  1.980                 --            --   10.908661                --                --               --
  1.995          14.415066     11.061509   10.902630          4.373383         10.109261         8.222449
  2.000          14.409165     11.057969   10.900717          4.371873         10.105748         8.223362
  2.005          14.401152     11.051832   10.899240                --                --               --
  2.010          14.397775     11.051045   10.896172          4.369152         10.099143         8.218109
  2.020          14.386372     11.043502   10.892067          4.366517         10.092670         8.212469
  2.030                 --     11.033277   10.886283                --                --               --
  2.045          14.357870     11.025635   10.881302          4.358182         10.073610         8.198788
  2.050          14.352690     11.022056   10.879120          4.357581         10.072494         8.188410
  2.055                 --     11.015391   10.876348                --                --               --
  2.060          14.341434     11.014945   10.874842          4.355033         10.067952         8.190717
  2.070          14.329545     11.007786   10.870015          4.350972                --         8.185518
  2.080                 --            --   10.865558                --                --               --
  2.095          14.306685     10.989903   10.859811          4.345081         10.040970         8.171758
  2.100          14.290723     10.985986   10.857298          4.343569         10.040038         8.168639
  2.110          14.285295     10.979329   10.853348          4.340779         10.034173         8.163545
  2.120          14.274329     10.972025   10.848996          4.338045                --         8.158149
  2.145          14.246268     10.954330   10.838320          4.330267         10.010619         8.144683
  2.150          14.240780     10.950775   10.836196          4.329547         10.007749         8.141797
  2.155                 --            --          --                --                --               --
  2.160          14.229583     10.944005   10.831665          4.326828         10.001423         8.136612
  2.170          14.218245     10.936571   10.827416                --                --         8.131243
  2.195          14.190496     10.918863   10.816916                --                --         8.117794
  2.200          14.185079     10.915492   10.814618          4.309383          9.972577         8.115222
  2.205                 --            --   10.812700                --                --               --
  2.210          14.173944     10.908271   10.810508          4.312818          9.966191         8.109691
  2.220          14.162460     10.901211   10.806149                --                --         8.103918
  2.245          14.135081     10.883412   10.795236                --          9.945315         8.090795
  2.250          14.143972     10.879980   10.793406          4.300406          9.942735         8.088268
  2.260          14.118533     10.873015   10.789181          4.298772          9.936736         8.082893
  2.270          14.107397     10.865516   10.784415                --                --         8.077609
  2.280                 --     10.857684          --                --                --               --
  2.295          14.080291     10.867902   10.774434          4.287809          9.911044         8.063964
  2.300          14.074353     10.844859   10.772215          4.287743          9.911921         8.061508
  2.305                 --     10.840658   10.769365                --                --               --
  2.310          14.063737     10.838383   10.768927          4.284925          9.904835         8.056203
  2.320          14.051470     10.831178   10.763021          4.280842                --               --
  2.330                 --     10.820165          --                --                --               --
  2.345          14.024827     10.813126   10.752340          4.273851          9.879190         8.036901
  2.350          14.019368     10.809652   10.751836          4.273718          9.874775         8.034833
  2.360          14.008439     10.802603   10.746687          4.270914          9.872236         8.029338
  2.370          13.997767     10.795423   10.741495          4.268454          9.863403         8.023659

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):


               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  2.380                  --               --          11.211470               --                --               --
  2.395           19.784690        10.856164          11.210554        13.238265         11.319147        17.114532
  2.400           19.774423        10.855913          11.210190        13.230761         11.312683        17.107680
  2.405                  --               --                 --               --                --        17.100351
  2.410           19.754003        10.855153          11.209490        13.216263         11.305682        17.094284
  2.420                  --               --                 --               --         11.296241        17.080812
  2.445           19.679954        10.852623          11.206823        13.167932         11.274020        17.047710
  2.450           19.669536        10.852249          11.206446        13.151402         11.271226        17.040740
  2.460           19.649707        10.851680          11.205338        13.145753         11.261663        17.027426
  2.470           19.626943               --                 --               --         11.252500               --
  2.480                  --               --                 --               --                --               --
  2.495           19.575311        10.849163          11.203072        13.098326         11.230853        16.981040
  2.500           19.564732        10.848627          11.202715        13.091266         11.226631        16.974442
  2.505                  --               --                 --               --                --               --
  2.510           19.545349        10.847813          11.202008        13.077444         11.217764        16.961038
  2.520                  --               --                 --               --         11.208034        16.946587
  2.545           19.473213        10.845416          11.199413        13.028402         11.186282        16.914958
  2.550           19.462662        10.845074          11.198991        13.021803         11.182817        16.907935
  2.560           19.441452        10.844353          11.198284        13.007787         11.173862        16.894808
  2.570                  --               --                 --               --                --               --
  2.595                  --        10.841840          11.195702               --         11.144005        16.848127
  2.600           19.357012        10.842562          11.195286        12.953472         11.138870        16.841616
  2.605                  --               --                 --               --                --               --
  2.610           19.337872        10.840760          11.194584        12.938889         11.130225        16.828700
  2.620                  --               --                 --               --         11.120702        16.814373
  2.645                  --        10.837995          11.191747        12.889491         11.098662        16.780980
  2.650           19.256810               --                 --        12.883769         11.095413        16.775573
  2.660           19.235299        10.837138          11.190869        12.869393         11.086396        16.762434
  2.670                  --        10.836440          11.190073               --         11.077074        16.748528
  2.680                  --               --                 --               --                --               --
  2.695                  --        10.834569                 --        12.817739                --        16.716174
  2.700           19.153140        10.834293          11.187828               --         11.051066        16.710216
  2.710           19.133590        10.833592          11.187145        12.801704         11.043073        16.696856
  2.720                  --               --                 --               --                --               --
  2.745                  --        10.830996          11.184575        12.754716         11.014283        16.652012
  2.750           19.042017        10.830717          11.184178        12.753580         11.007773        16.644556
  2.755                  --               --                 --               --                --               --
  2.760           19.031675        10.829964          11.183521        12.733960         10.999896        16.631055
  2.770                  --               --                 --        12.720628                --        16.618714
  2.795                  --               --                 --               --         10.969257        16.584058
  2.800           18.952276        10.827065          11.180488        12.680316         10.965819        16.580129
  2.805                  --               --                 --               --                --               --
  2.810                  --        10.826405          11.179748        12.665454         10.957289        16.567170
  2.820                  --               --                 --               --                --        16.552800
  2.845                  --               --          11.178329               --         10.926230        16.520717
  2.850           18.848507        10.829285          11.176853        12.611521         10.922836        16.516303
  2.860                  --        10.822785                 --        12.600706         10.913122        16.502965

             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  2.380                 --            --   10.737309                --                --               --
  2.395          13.969961     10.778211   10.732064          4.258555          9.845328         8.010886
  2.400          13.965449     10.774576   10.729346          4.258621          9.843771         8.007759
  2.405          13.958569     10.767551          --                --                --               --
  2.410          13.953291     10.767634   10.725238          4.255841          9.837692         8.001914
  2.420          13.941704     10.756945   10.720539                --                --               --
  2.445          13.915206     10.743182   10.710140          4.246170                --               --
  2.450          13.910131     10.739785   10.708347          4.245911          9.811786         7.981718
  2.460          13.899149     10.732811   10.704058          4.243293          9.808571         7.975307
  2.470                 --     10.725819   10.699222          4.240540                --         7.971231
  2.480                 --            --   10.695895                --                --               --
  2.495          13.860541     10.708426   10.688836                --                --               --
  2.500          13.855195     10.704960   10.685797                --          9.780226         7.955431
  2.505                 --     10.700811          --                --                --               --
  2.510          13.844697     10.697976   10.683051          4.229390          9.776935         7.950085
  2.520          13.833585     10.687337   10.678065                --                --         7.945514
  2.545          13.806659     10.673759   10.668144                --          9.751413         7.931151
  2.550          13.801551     10.670366   10.666649          4.201925                --         7.929249
  2.560          13.790657     10.663356   10.661798          4.215903          9.742529         7.923788
  2.570                 --     10.652678   10.657053                --                --               --
  2.595                 --     10.639040   10.646539                --          9.719673         7.905026
  2.600          13.747703     10.635470   10.644271          4.203643          9.716617         7.902625
  2.605                 --     10.631581          --                --                --               --
  2.610          13.736678     10.628746   10.640670          4.202238          9.713462         7.897658
  2.620                 --     10.621727          --                --                --               --
  2.645          13.698296     10.604721   10.626062                --                --               --
  2.650          13.693632     10.601272   10.623610          4.191277          9.687880         7.875341
  2.660          13.682553     10.594297   10.619342          4.188555          9.681882         7.871246
  2.670          13.671229     10.586966   10.614641                --                --               --
  2.680                 --     10.580161          --                --                --               --
  2.695          13.643337     10.570188   10.604814          4.179437          9.660450               --
  2.700          13.639843     10.563109   10.602812                --                --         7.850153
  2.710          13.629014     10.560115   10.598424          4.175006          9.650763         7.845249
  2.720                 --            --          --                --                --               --
  2.745          13.590815     10.536130   10.583812                --                --         7.827402
  2.750          13.586419     10.532769   10.585433                --                --               --
  2.755                 --            --   10.578620                --                --               --
  2.760          13.575368     10.525699   10.577034          4.160020          9.616208         7.820662
  2.770                 --            --          --                --                --         7.814327
  2.795          13.538108     10.503988   10.562633                --          9.597255               --
  2.800          13.533864     10.498585   10.561065                --                --         7.798843
  2.805                 --            --          --                --                --               --
  2.810          13.523179     10.491785   10.556358          4.146586                --         7.793602
  2.820                 --     10.480894          --                --                --               --
  2.845          13.485414            --   10.543635                --                --               --
  2.850          13.481748     10.464625   10.538098                --                --         7.779808
  2.860          13.469794     10.457632   10.535731                --          9.553564         7.767306

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):


               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  2.870                  --               --                 --               --                --               --
  2.895           18.759995               --                 --               --         10.883277        16.455842
  2.900           18.752509        10.819711                 --        12.546191         10.879240        16.450829
  2.910           18.730999        10.819362          11.172341        12.533968         10.871791        16.437882
  2.920                  --               --                 --               --                --               --
  2.945                  --               --          11.169583               --         10.840988        16.391681
  2.950                  --               --                 --               --                --        16.385048
  2.955                  --               --                 --               --                --               --
  2.960                  --               --          11.168615        12.466354         10.828899        16.373994
  2.970                  --               --                 --               --         10.819864        16.359507
  2.995                  --               --                 --               --                --               --
  3.000                  --               --                 --               --         10.794334        16.322483
  3.010           18.531790        10.812006          11.164840        12.399662         10.786559        16.309006
  3.045                  --               --                 --               --                --               --
  3.050           18.453317        10.809236          11.161993        12.346260         10.752100        16.257828
  3.060           18.433844        10.808398          11.161377        12.333319         10.743659        16.245345
  3.070                  --               --                 --               --                --               --
  3.095                  --               --                 --               --                --        16.200081
  3.100           18.353728               --                 --        12.281818         10.710783        16.194486
  3.110                  --        10.804882          11.157544        12.267784         10.701523        16.181171
  3.120                  --               --                 --               --                --               --
  3.145                  --               --                 --               --         10.672363        16.137316
  3.150           18.268691        10.813159                 --        12.221367         10.668187        16.130363
  3.160           18.238753               --                 --        12.202818         10.657869        16.117435
  3.195                  --               --                 --               --                --               --
  3.200                  --               --                 --               --                --               --
  3.210           18.142714               --                 --               --         10.618938        16.055598
  3.245                  --               --                 --               --                --               --
  3.250                  --               --                 --               --                --               --
  3.255                  --               --                 --               --                --               --
  3.260                  --               --                 --               --         10.576619        15.993644
  3.270           18.027218               --                 --               --         10.568334        15.980010
  3.295                  --               --                 --               --                --               --
  3.300                  --               --                 --               --         10.543518               --
  3.310           17.949707               --                 --               --                --               --
  3.345                  --               --                 --               --                --               --
  3.350                  --               --                 --               --                --               --
  3.360                  --               --                 --               --         10.494083               --
  3.395                  --               --                 --               --         10.465018        15.823630
  3.400                  --               --                 --               --                --               --
  3.410                  --        10.783476          11.135651        11.883148         10.452931        15.805892
  3.445           17.694295               --                 --               --                --               --
  3.450           17.685803               --                 --        11.832769         10.421003               --
  3.460                  --               --                 --               --                --               --
  3.470                  --               --                 --               --                --               --
  3.500                  --               --                 --               --                --               --
  3.510                  --               --                 --               --         10.371416               --

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  2.870                 --            --          --                --                --               --
  2.895          13.432281     10.434049   10.520830                --          9.532035               --
  2.900          13.428186     10.431265   10.519686                --                --               --
  2.910          13.417632     10.423919   10.515028          4.121306                --         7.742223
  2.920                 --            --          --                --                --               --
  2.945                 --            --          --                --                --               --
  2.950                 --     10.396584   10.497706                --                --               --
  2.955                 --     10.391280          --                --                --               --
  2.960          13.364139     10.390152   10.493607                --          9.494999         7.715984
  2.970          13.353732            --          --                --                --               --
  2.995                 --            --   10.479003                --                --         7.698122
  3.000                 --     10.358967   10.477184                --                --               --
  3.010          13.312587     10.356193   10.473048                --          9.464347         7.690846
  3.045                 --     10.333065          --                --                --               --
  3.050          13.270664     10.325469   10.456825                --                --               --
  3.060          13.259985     10.323042   10.452966          4.079712          9.433547         7.666598
  3.070                 --     10.311976          --                --                --               --
  3.095                 --     10.294416   10.437517                --          9.409590               --
  3.100          13.219145     10.291819          --                --                --         7.645343
  3.110          13.208146     10.289028   10.434492                --                --         7.639651
  3.120                 --            --          --                --                --               --
  3.145                 --            --          --                --                --               --
  3.150          13.166568            --          --                --                --               --
  3.160          13.156464     10.255574   10.410954                --          9.367050               --
  3.195                 --            --   10.396339                --                --               --
  3.200                 --     10.229985          --                --                --               --
  3.210          13.104860     10.222759   10.390960          4.041766          9.342580               --
  3.245                 --            --          --                --                --               --
  3.250                 --            --          --                --                --               --
  3.255                 --     10.192683          --                --                --               --
  3.260          13.054329     10.189103   10.369609                --                --               --
  3.270                 --     10.182746   10.365911                --                --               --
  3.295                 --            --          --                --                --               --
  3.300                 --            --          --                --                --               --
  3.310                 --     10.152345   10.349413                --                --         7.539219
  3.345                 --            --          --                --                --               --
  3.350                 --            --          --                --                --               --
  3.360                 --     10.119308   10.328625                --          9.248141               --
  3.395          12.916150            --          --                --                --               --
  3.400          12.911682            --   10.312298                --                --         7.494887
  3.410          12.901497     10.091357   10.307010                --                --         7.486929
  3.445                 --            --          --                --                --               --
  3.450          12.861470     10.063322          --                --                --               --
  3.460                 --     10.053774          --                --                --               --
  3.470                 --            --          --                --                --               --
  3.500                 --            --          --                --                --               --
  3.510                 --     10.025293   10.267846                --                --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

                              JNL/FMR        JNL/Franklin   JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                              Capital      Templeton Small    Cap  Mid Cap       International    International       Mid Cap
                         Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                         ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  3.545                                --               --                 --                --        10.343023               --
  3.560                                --               --                 --                --        10.330872               --
  3.610                         17.386172               --                 --                --               --        15.559998
  3.650                                --               --                 --                --               --               --
  3.660                                --               --                 --                --               --               --
  3.695                                --               --                 --                --               --               --
  3.700                                --               --                 --                --               --               --
  3.710                                --               --                 --                --        10.210148               --
  3.750                                --               --                 --                --        10.178621               --
  3.760                                --               --                 --                --               --               --
  3.800                                --               --                 --                --               --               --
  3.860                                --               --                 --                --               --               --
  3.895                                --               --                 --                --               --               --
  3.910                                --        10.747716          11.098693         11.267140        10.051067               --
  4.000                                --               --                 --                --               --               --

PERSPECTIVE
  Standard Benefit              17.119811        10.845117          11.300431         14.530301        19.698052        15.916980
    Maximum Anniversary
      Value Benefit             11.373896               --                 --         12.635184        19.633936        14.925656
    Earnings Protection
      Benefits                   9.817580               --          10.520501         11.901554        19.570281        14.021006
    Combined Optional
      Benefits                  11.404404               --                 --         12.508445        19.506604        14.871123

                                                                                                           JNL/MCM
                           JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                           Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
                         Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                         ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  3.545                               --            --          --                --                --               --
  3.560                               --      9.988597   10.247290                --          9.128653         7.415181
  3.610                               --      9.960905          --                --                --         7.390587
  3.650                               --            --          --                --                --               --
  3.660                               --      9.928441          --                --                --               --
  3.695                               --            --          --                --                --               --
  3.700                               --            --   10.191138                --                --               --
  3.710                               --            --   10.186897                --                --               --
  3.750                               --            --   10.170879                --                --               --
  3.760                               --      9.868166   10.167487                --                --               --
  3.800                               --            --          --                --                --         7.298669
  3.860                               --      9.800276   10.126815                --                --               --
  3.895                               --      9.778274   10.112971                --                --               --
  3.910                               --            --   10.106316                --                --               --
  4.000                               --      9.711698          --                --                --               --

PERSPECTIVE
Standard Benefit               14.995535     11.495694   10.544666          4.545001         10.505957        15.278158
  Maximum Anniversary
    Value Benefit              13.285279     15.331975   10.510171                --                --        15.228163
  Earnings Protection
    Benefits                   13.974311     15.282076   10.475830          6.887185         11.496613        15.178653
  Combined Optional
    Benefits                   12.957516     15.232566   10.442096                --                --        15.129282

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
  CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    1.000                 --     13.176756         11.767904        15.438331  11.963532            --         24.148719
    1.100                 --     13.091348         11.691651        15.376924  11.948762     10.614405         23.992209
    1.150          12.930662     13.049257         11.655548        15.345381  11.941419     10.607929         23.918126
    1.250          12.847042     12.964933         11.579949        15.286321  11.926629     10.594810         23.763018
    1.300          12.805406     12.922780         11.542632        15.256046  11.919260     10.588083         23.686023
    1.350          12.761632     12.880874         11.503141        15.226025  11.911787     10.581607         23.605414
    1.395                 --            --                --               --         --            --                --
    1.400          12.722615     12.839333         11.467977        15.195957  11.904509     10.575154         23.533229
    1.420                 --     12.822408                --        15.183711         --            --                --
    1.450          12.681386     12.797716         11.430861        15.165919  11.896987     10.568616         23.457024
    1.500          12.640410     12.756260         11.393888        15.135952  11.889806     10.562040         23.380921
    1.545          12.604102     12.719046         11.360638        15.109090  11.883212     10.556052         23.312690
    1.550          12.599361     12.714915         11.356849        15.105985  11.882433     10.555511         23.305309
    1.560                 --     12.706629                --        15.100096  11.880854            --         23.289950
    1.570          12.582930     12.698501         11.339395        15.094153  11.879416     10.552851         23.274994
    1.575                 --            --                --        15.091172         --            --                --
    1.600          12.558643     12.673780         11.320167        15.076328  11.875090     10.548980         23.229702
    1.605                 --     12.669145                --               --  11.874319     10.548615                --
    1.630                 --     12.646203         11.295071        15.057462  11.870601     10.545005         23.185627
    1.645          12.519046     12.636486         11.284684        15.049136  11.868381     10.543109         23.161905
    1.650          12.517632     12.632690         11.283506        15.046128  11.867730     10.542501         23.154259
    1.660                 --     12.624145         11.273614        15.039742  11.866155     10.541066                --
    1.670          12.498940     12.616065         11.268608        15.034193  11.864754     10.539771         23.122582
    1.695          12.481652     12.595900         11.250540        15.023412  11.861057     10.536563         23.087776
    1.700          12.477415     12.591633         11.246982        15.023975  11.860354     10.536060         23.079638
    1.710          12.469351     12.583642         11.239627        15.010630  11.858935     10.534647         23.064645
    1.720                 --     12.575470         11.232247        15.004504  11.857336     10.533227         23.049521
    1.725                 --            --                --        15.001771         --            --                --
    1.745                 --     12.552003                --        14.989256  11.853659            --         23.006974
    1.750          12.436919     12.553255         11.210482        14.986968  11.853032     10.529397         23.004393
    1.760          12.430689     12.542464         11.202817        14.980614  11.851497     10.527470         22.989091
    1.795          12.400716     12.514277         11.177700        14.961046  11.846433            --         22.938296
    1.800          12.396015     12.510282         11.174252        14.957239  11.845726     10.522926         22.930266
    1.810          12.387457     12.502208         11.166740        14.951194  11.844261     10.521637         22.914984
    1.820                 --     12.494253         11.156955        14.945482  11.842732            --                --
    1.825                 --            --                --               --         --            --                --
    1.845          12.360442     12.473879         11.141563        14.930817  11.839017     10.517068         22.863427
    1.850          12.356372     12.469788         11.137977        14.927611  11.838356     10.516388         22.855463
    1.855                 --     12.463359                --               --         --            --                --
    1.860          12.348132     12.461773         11.130804        14.921861  11.836920     10.515049         22.841372
    1.870          12.340428     12.453539         11.123484        14.915949         --            --         22.824957
    1.880                 --     12.442254                --               --         --            --                --
    1.895          12.320590     12.433149         11.105551        14.901256  11.831780     10.510588         22.789514
    1.900          12.316542     12.429476         11.101870        14.898255  11.831063     10.509920         22.780488
    1.905          12.309405     12.422006         11.095444        14.894561  11.830250            --         22.768795
    1.910                 --     12.421120         11.091845        14.891621  11.829464            --         22.761406
    1.920          12.302598     12.413132         11.087460        14.886517  11.828075     10.507244         22.754536



                JNL/MCM           JNL/MCM         JNL/MCM            JNL/MCM         JNL/MCM
              S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap       Technology
             Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
             ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    1.000          14.431578        10.992756         20.364977        13.765517          5.950916
    1.100          14.374167        10.949024         20.232767        13.710925          5.912347
    1.150          14.344956        10.927698         20.167905        13.683978          5.894080
    1.250          14.289549        10.884538         20.037317        13.630124          5.855790
    1.300          14.260991        10.862686         19.972542        13.602763          5.836995
    1.350          14.233104        10.841578         19.907657        13.576213                --
    1.395                 --               --                --               --                --
    1.400          14.204984        10.820140         19.844798        13.549334          5.799203
    1.420          14.193579        10.811450         19.813676        13.538506                --
    1.450          14.176883        10.798803         19.779159        13.522498          5.780437
    1.500          14.148925        10.777449         19.715055        13.495904          5.761378
    1.545          14.123835        10.758312         19.657557        13.471888          5.746608
    1.550          14.120929        10.756170         19.651087        13.469298          5.743061
    1.560          14.115514        10.751861         19.638333        13.464088                --
    1.570          14.109755        10.747627         19.625853        13.458321          5.735514
    1.575          14.106992        10.745483                --        13.455853                --
    1.600          14.093006        10.734868         19.587604        13.442506          5.725316
    1.605                 --        10.732363         19.580440               --                --
    1.630          14.074797        10.720988         19.544941        13.425523                --
    1.645          14.067795        10.715627         19.529964        13.418448          5.706553
    1.650          14.065183        10.713642         19.524114        13.416968          5.705813
    1.660          14.059352        10.709230         19.510873        13.410472          5.700948
    1.670          14.053804        10.704901         19.498269        13.405912          5.697887
    1.695          14.042027        10.697527         19.467239        13.396317          5.689224
    1.700          14.041397        10.692524         19.461257        13.394575          5.687482
    1.710          14.031795        10.688266         19.448295        13.384165          5.683708
    1.720          14.026290        10.684033         19.435664        13.378781          5.679943
    1.725          14.023520        10.681933         19.429231        13.376164                --
    1.745          14.012218               --         19.404002        13.365694          5.669523
    1.750          14.009624        10.671364         19.397947        13.363333          5.669001
    1.760          14.003801        10.666834         19.384638        13.357455          5.665430
    1.795          13.984742        10.652354         19.341218        13.338832          5.652506
    1.800          13.981977        10.650328         19.335046        13.336401          5.650649
    1.810          13.976210        10.645892         19.322371        13.331403          5.646906
    1.820          13.970966        10.641741         19.310325        13.326044                --
    1.825                 --        10.639748                --               --                --
    1.845          13.957081        10.631327         19.278691        13.313018          5.634128
    1.850          13.954318        10.629391         19.272284        13.310326          5.635064
    1.855                 --               --         19.263234               --                --
    1.860          13.948737        10.663066         19.259961        13.304945          5.628772
    1.870          13.943344        10.620886         19.247193        13.299833          5.624788
    1.880                 --               --         19.229764               --                --
    1.895          13.929519        10.610333         19.216114        13.286626          5.615982
    1.900          13.926757        10.608221         19.210055        13.283858          5.614260
    1.905          13.923128        10.605467         19.198600        13.280377          5.610848
    1.910          13.920517               --         19.197073               --                --
    1.920          13.915652        10.599869         19.185704        13.273675          5.606888

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    1.945          12.279545     12.392786         11.069226        14.872692  11.824489     10.503908         22.714980
    1.950          12.276667     12.389319         11.066009        14.868916  11.823707     10.503332         22.708263
    1.955          12.269548     12.384621         11.059516        14.872257  11.822881            --         22.694960
    1.960          12.268705     12.381184         11.058828        14.862896  11.822277     10.502059         22.693668
    1.970                 --     12.373104         11.048701        14.856982         --     10.500664         22.677765
    1.980          12.249517            --         11.041526        14.850464  11.819212            --         22.658133
    1.995          12.240609     12.353151         11.033864        14.852183  11.817171     10.497250         22.641981
    2.000          12.236908     12.349319         11.030150        14.839521  11.816562     10.494544         22.634764
    2.005                 --     12.342068                --        14.836798  11.815557            --         22.623441
    2.010          12.220507     12.340953         11.022970        14.833595  11.814938     10.495429         22.619976
    2.020          12.220857     12.332809         11.015396        14.827724  11.813377            --         22.604921
    2.030                 --     12.321308                --        14.820975         --            --         22.584560
    2.045          12.198230     12.313045         10.996081        14.813067  11.809859     10.490990         22.564715
    2.050          12.197005     12.319813         10.994583        14.840022  11.809095     10.490418         22.561133
    2.055                 --     12.301559                --               --         --            --                --
    2.060          12.189352     12.301044         10.987309        14.804243  11.807624     10.489078         22.546402
    2.070          12.177973     12.292996         10.977101        14.797859  11.806107     10.487694         22.526112
    2.080                 --            --                --        14.791719         --            --                --
    2.095          12.161554     12.273156         10.962238        14.783588  11.802337     10.484423         22.495528
    2.100          12.157326     12.265271         10.958521        14.793057  11.801780     10.483841         22.487469
    2.110          12.149968     12.260870         10.951615        14.774939  11.800341     10.482481         22.473755
    2.120                 --     12.253235         10.941760        14.769170  11.798747            --         22.458466
    2.145          12.121854     12.233441         10.926757        14.754692  11.795169     10.477938         22.422066
    2.150          12.118220     12.229475         10.923123        14.751664  11.794484     10.477348         22.415071
    2.155                 --            --                --               --         --            --         22.401715
    2.160          12.110518     12.222735         10.916166        14.745806  11.793015     10.476114         22.400193
    2.170                 --     12.213594                --        14.740059  11.791441            --         22.385930
    2.195          12.079366     12.193789         10.890884        14.725450  11.787860     10.471487         22.349185
    2.200          12.079134     12.189758         10.887767        14.722606  11.787209     10.470901         22.343023
    2.205                 --            --                --        14.718278         --            --                --
    2.210          12.071677     12.181996         10.880624        14.716648  11.785891     10.469618         22.328473
    2.220          12.063317     12.174030                --        14.710493  11.784131     10.468225         22.313897
    2.245          12.040135     12.154317         10.852882        14.696103  11.780582     10.464932         22.276817
    2.250          12.036189     12.150337         10.852336        14.693418  11.779866     10.464340         22.263868
    2.260          12.032194     12.142552         10.845542        14.687569  11.778453     10.463090         22.255826
    2.270                 --     12.134174         10.835220        14.681888  11.776843     10.461750         22.234883
    2.280                 --     12.123016                --               --         --            --         22.229762
    2.295                 --     12.135674         10.821122        14.667488  11.773232     10.458570         22.204484
    2.300          11.997002     12.111062         10.817500        14.664456  11.772607     10.457818         22.199270
    2.305                 --     12.106412                --        14.660585         --            --                --
    2.310          11.991880     12.104363         10.810112        14.659213  11.771162     10.457127         22.183672
    2.320                 --     12.095301         10.803086        14.654445  11.769661            --         22.168848
    2.330                 --     12.083808                --               --         --            --                --
    2.345          11.965550     12.075717         10.786125        14.638312  11.766025     10.451884         22.133128
    2.350          11.961903     12.071741         10.782512        14.635425  11.765587     10.451470         22.126495
    2.360          11.954259     12.063927         10.775319        14.629626  11.763867     10.450302         22.112007
    2.370                 --     12.056070         10.764816        14.623482  11.762273     10.448777         22.090762


                JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap      Technology
            Index Portfolio  Index Portfolio    Portfolio       Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
M&E CLASS
    1.945         13.902208        10.588758         19.153407        13.260792          5.597637
    1.950         13.899281        10.587240         19.147461        13.257759          5.595860
    1.955         13.897673        10.584833         19.140918        13.260898                --
    1.960         13.893541        10.582922         19.135402        13.252439          5.592324
    1.970         13.888257        10.578863         19.122661        13.247331          5.587212
    1.980         13.882011        10.574134                --        13.241316                --
    1.995         13.874518        10.568427         19.091959        13.234179          5.579625
    2.000         13.871688        10.566434         19.086083        13.231540          5.577665
    2.005         13.868325        10.565245         19.074844        13.228205                --
    2.010         13.866186        10.562098         19.073329        13.226197          5.574561
    2.020         13.860792        10.557771         19.060718        13.221113          5.570426
    2.030         13.854521        10.553100         19.043862        13.215065                --
    2.045         13.847112        10.547557         19.030027        13.207993          5.559786
    2.050         13.844371        10.545460         19.048861        13.205372          5.559681
    2.055                --               --         19.012056               --                --
    2.060         13.838909        10.541303         19.011493        13.200177          5.556074
    2.070         13.832684        10.536595         18.999291        13.194247          5.550977
    2.080         13.827202        10.532664                --        13.188880                --
    2.095         13.819718        10.526687         18.968406        13.181841          5.541954
    2.100         13.794981        10.524501         18.961476        13.166660          5.541658
    2.110         13.809582        10.520456         18.949814        13.178981          5.538100
    2.120         13.805758        10.516293         18.932179        13.168339          5.534486
    2.145         13.792315        10.506143         18.907465        13.155953          5.525715
    2.150         13.789725        10.503781         18.900772        13.153233          5.523692
    2.155                --               --                --               --                --
    2.160         13.784198        10.499705         18.889718        13.148023          5.520224
    2.170         13.778795        10.495546         18.876233        13.142837                --
    2.195         13.764940        10.485196         18.845470        13.129899          5.507324
    2.200         13.762384        10.483049         18.839598        13.127269          5.505879
    2.205         13.758522        10.479807                --        13.123643                --
    2.210         13.757042        10.478926         18.827385        13.122069          5.502346
    2.220         13.751426        10.474676         18.815173        13.116541                --
    2.245         13.737598        10.464376         18.784491        13.103846          5.489700
    2.250         13.735265        10.462318         18.778569        13.101306          5.486390
    2.260         13.729825        10.458202         18.766384        13.096067          5.484280
    2.270         13.724502        10.454092         18.753637        13.090928                --
    2.280                --               --                --               --                --
    2.295         13.710939        10.443659         18.759057        13.078266                --
    2.300         13.708179        10.441622         18.717940        13.075462          5.470371
    2.305         13.703140        10.438728         18.710695        13.071272                --
    2.310         13.704217        10.438688         18.708911        13.072075          5.466690
    2.320         13.698934        10.433412         18.692508        13.064224          5.462983
    2.330                --               --         18.675518               --                --
    2.345         13.683713        10.423141         18.663185        13.052220          5.452657
    2.350         13.680858        10.421066         18.657146        13.049445          5.452403
    2.360         13.675767        10.416918         18.645024        13.044406          5.449033
    2.370         13.669334        10.412108         18.633293        13.038716          5.445552

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM       JNL/MCM     JNL/MCM          JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)      Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    2.380          11.934965     12.041340         10.757262        14.617099  11.758810            --         22.069620
    2.395          11.926478     12.036624         10.750780        14.610217  11.758727     10.445490         22.061152
    2.400          11.918796     12.032635         10.744095        14.605672  11.758042     10.445010         22.044395
    2.405                 --            --                --               --  11.757168            --                --
    2.410          11.915318     12.024859         10.740061        14.602315  11.756568     10.443716         22.039802
    2.420                 --     12.012929                --        14.594163  11.754991            --         22.018926
    2.445          11.884671     11.997576         10.712124        14.580413  11.751353            --         21.983051
    2.450          11.884804     11.993746         10.712672        14.577735  11.750728     10.438574         21.983429
    2.460          11.876364     11.985992         10.705668        14.571926  11.749327     10.437333         21.968644
    2.470                 --     11.978129         10.695466        14.566032  11.747699            --         21.947554
    2.480          11.859943            --         10.689011        14.562266  11.746430            --         21.932669
    2.495          11.849933     11.958284         10.681371        14.551087  11.744079     10.431508         21.918894
    2.500          11.847565     11.954572         10.677536        14.548732  11.743348     10.432045         21.911143
    2.505                 --     11.950321                --               --         --            --                --
    2.510          11.838651     11.947100         10.671138        14.542426  11.742010     10.430685         21.897935
    2.520                 --     11.935251         10.660727        14.535239  11.740450     10.429232         21.876275
    2.545          11.811258     11.919949         10.646488        14.522912  11.736790            --         21.847068
    2.550          11.804072     11.916224         10.628499        14.521221  11.736174     10.425810         21.841161
    2.560          11.800162     11.908393         10.636362        14.514582  11.734458     10.424245         21.826706
    2.570                 --     11.896536                --        14.507781  11.733167            --                --
    2.595                 --     11.877275         10.610162        14.494449  11.729536     10.419828         21.777073
    2.600          11.769474     11.877329         10.605390        14.490642  11.728890     10.418896         21.762994
    2.605                 --     11.873262                --               --         --            --                --
    2.610          11.761598     11.869727         10.601975        14.485729  11.730372     10.417794         21.756128
    2.620                 --     11.861820         10.591500        14.478639  11.725907            --         21.741605
    2.645                 --     11.842927         10.574369        14.465340  11.722348     10.413260         21.699549
    2.650          11.731368     11.839077         10.574572        14.462643  11.721542     10.412717         21.699839
    2.660          11.723588     11.831277         10.567443        14.456506  11.720143     10.411217         21.685038
    2.670                 --     11.823102         10.557278        14.450469         --            --         21.664219
    2.680                 --     11.815502                --               --         --            --                --
    2.695          11.697734     11.804309         10.543685        14.437377  11.715029     10.406943         21.634948
    2.700          11.689305     11.796500         10.536536        14.432909  11.714435     10.406167         21.621840
    2.710          11.685559     11.792801         10.533267        14.428673  11.713035     10.404914         21.614917
    2.720                 --            --                --               --         --            --                --
    2.745          11.658955     11.766351         10.509321        14.408407  11.707851     10.400365         21.565722
    2.750          11.655245     11.762165         10.506134        14.402995  11.707048     10.399711         21.558558
    2.755                 --            --                --        14.401331         --            --                --
    2.760          11.643706     11.754861         10.509767        14.399652  11.705747     10.398439         21.545419
    2.770                 --            --         10.492171               --         --            --                --
    2.795          11.617270     11.728080         10.471672        14.379151  11.700549     10.394141         21.495310
    2.800          11.617278     11.724525         10.468344        14.377262  11.699792     10.393256         21.488969
    2.805                 --            --                --               --         --            --                --
    2.810          11.605980     11.716776         10.461402        14.371374  11.698237     10.391468         21.475090
    2.820                 --     11.704670                --               --  11.696894     10.390756         21.453746
    2.845                 --     11.685804                --        14.352688  11.693214            --         21.418869
    2.850                 --     11.686629         10.439693        14.353806  11.692535     10.386841         21.415276
    2.860          11.568168     11.678539         10.430595        14.342695  11.691263     10.385578         21.405390


                JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    2.380         13.663845        10.407969                --        13.033192                --
    2.395         13.656828        10.402534         18.602862        13.026646          5.434093
    2.400         13.652522        10.399162         18.596723        13.024823          5.435806
    2.405         13.650444        10.397775                --               --                --
    2.410         13.647958        10.396516         18.584726        13.017311          5.458996
    2.420         13.642239        10.391718         18.566416        13.012587                --
    2.445         13.629733        10.381870         18.542561        13.000634          5.417274
    2.450         13.626996        10.379829         18.536615        12.997979          5.415329
    2.460         13.621496        10.375796         18.524477        12.992965          5.413713
    2.470         13.615424        10.371107         18.512430        12.987024          5.410095
    2.480         13.610987        10.367026                --        12.981441                --
    2.495         13.602774        10.361447         18.482053        12.974596          5.399694
    2.500         13.599479        10.358394         18.475200        12.972413          5.399345
    2.505                --               --         18.469344               --                --
    2.510         13.594679        10.355321         18.464113        12.967259          5.385052
    2.520         13.588228        10.350174         18.446061        12.961011                --
    2.545         13.575923        10.340964         18.422680        12.949287          5.383884
    2.550         13.573173        10.338912         18.416698        12.946604          5.371880
    2.560         13.567840        10.334793         18.404650        12.941743          5.378127
    2.570         13.561711        10.330158                --        12.935731                --
    2.595         13.548833        10.320238         18.363016        12.923500                --
    2.600         13.546157        10.318411         18.356545        12.921457          5.362895
    2.605                --               --         18.350447               --                --
    2.610         13.540884        10.314392         18.345096        12.915874          5.359546
    2.620         13.534744        10.309563         18.332910        12.910049          5.355968
    2.645         13.522300        10.300122         18.303443        12.897924          5.349200
    2.650         13.519585        10.298065         18.297493        12.895626          5.345550
    2.660         13.513818        10.293669         18.285411        12.890135          5.342131
    2.670         13.508089        10.289719         18.272785        12.884928          5.339833
    2.680                --               --         18.261069               --                --
    2.695         13.496097        10.279115         18.244011        12.872156          5.331796
    2.700         13.492150        10.278300         18.231764        12.869389                --
    2.710         13.487226        10.273235         18.226734        12.864971          5.326535
    2.720                --               --                --               --                --
    2.745         13.468829        10.259513         18.185110        12.847195          5.312754
    2.750         13.465384        10.256623         18.179183        12.840397          5.312489
    2.755         13.462727        10.254774                --        12.841269                --
    2.760         13.460526        10.252630         18.166795        12.839381          5.312527
    2.770                --        10.249235                --               --                --
    2.795         13.441438        10.238669         18.126064        12.820958          5.295391
    2.800         13.439629        10.237128         18.120299        12.819409          5.293670
    2.805                --               --                --               --                --
    2.810         13.434174        10.232953         18.108524        12.814012          5.290228
    2.820                --               --                --        12.808208                --
    2.845         13.415468        10.218154                --        12.796273          5.278204
    2.850         13.408574        10.218013         18.061098        12.793481          5.276488
    2.860         13.407395        10.212601         18.049668        12.788785          5.273110

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    2.870                 --            --                --               --         --            --                --
    2.895          11.546324     11.652322         10.407663        14.322157  11.686046     10.381193         21.357197
    2.900                 --     11.648811         10.404156        14.320378  11.685308            --         21.349539
    2.910          11.534836     11.641047         10.397512        14.314648  11.684074     10.379142         21.336896
    2.920                 --            --                --               --  11.682437            --         21.314801
    2.945          11.504550     11.609773         10.369921               --  11.678797            --         21.280058
    2.950                 --     11.610437                --               --  11.678078     10.374003         21.273205
    2.955                 --     11.607168                --               --         --            --                --
    2.960          11.493368     11.603349         10.359424        14.286300  11.676639     10.372760         21.267716
    2.970                 --     11.590828                --               --  11.675175            --         21.246202
    2.995                 --            --                --        14.265503  11.671577            --                --
    3.000                 --     11.568505                --        14.262584  11.670851            --         21.204115
    3.010          11.460211     11.565340         10.330138        14.257645  11.669440     10.366459         21.198042
    3.045          11.434554     11.539361         10.306884               --         --            --         21.150381
    3.050                 --     11.530903                --        14.235241  11.663653            --         21.135310
    3.060          11.418943     11.528195         10.296570        14.229552  11.662215     10.359897         21.121704
    3.070                 --     11.515941                --               --         --            --         21.107883
    3.095                 --     11.497653                --        14.209219  11.657190            --                --
    3.100                 --     11.493524                --               --  11.656397            --                --
    3.110          11.385849     11.490354         10.259066        14.200843  11.654986     10.353439         21.060582
    3.120                 --            --                --               --  11.653518            --                --
    3.145                 --            --                --               --  11.649914            --         21.005166
    3.150                 --            --                --               --  11.649208     10.348389         20.998352
    3.160                 --     11.453018         10.226074        14.173356  11.647749     10.347098         20.984579
    3.195                 --            --                --        14.152959  11.642721            --                --
    3.200                 --     11.422777                --               --         --            --                --
    3.210          11.312544     11.416406         10.196959        14.145426  11.640540     10.340650         20.920546
    3.245                 --            --                --               --         --            --                --
    3.250                 --            --                --               --         --            --                --
    3.255                 --     11.382730                --               --         --            --                --
    3.260          11.271299     11.378798                --        14.117506  11.633346     10.334417         20.848637
    3.270                 --     11.371725                --               --         --            --         20.843678
    3.295                 --            --                --               --  11.628295     10.329764         20.801315
    3.300                 --     11.345027                --               --         --            --         20.794556
    3.310                 --     11.337531                --        14.088647  11.626106            --         20.781225
    3.345                 --            --                --               --         --            --                --
    3.350                 --            --                --               --         --            --                --
    3.360          11.198251     11.300863                --        14.060732  11.618950     10.321460         20.713631
    3.395                 --            --                --               --  11.613821            --         20.666973
    3.400                 --            --                --               --         --            --                --
    3.410                 --     11.268841         10.082336               --         --            --         20.687575
    3.445                 --            --                --               --  11.606731            --                --
    3.450                 --     11.246177                --        14.008802         --            --                --
    3.460                 --     11.227694                --               --  11.604546            --                --
    3.470                 --            --                --               --  11.603159            --                --
    3.500                 --            --                --               --         --            --                --
    3.510                 --     11.196082                --        13.978175  11.597291            --         20.513105


                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio      Portfolio     Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    2.870                --               --                --               --                --
    2.895         13.388152        10.197957         18.008961        12.770203                --
    2.900         13.386828        10.196927         18.002335        12.768888          5.259362
    2.910         13.379109        10.192682         17.991437        12.763339          5.257907
    2.920                --               --                --               --                --
    2.945                --               --                --        12.744792          5.244029
    2.950                --        10.176253         17.944072        12.742415                --
    2.955                --               --         17.937023               --                --
    2.960         13.354918        10.172566         17.933030        12.738369          5.238887
    2.970                --               --                --               --                --
    2.995         13.335829        10.157613                --        12.719639                --
    3.000         13.332834        10.155551         17.879341        12.717334          5.225277
    3.010         13.327830        10.151960         17.874495        12.712698          5.223874
    3.045         13.309782        10.138267         17.834311        12.695443          5.212066
    3.050         13.307158        10.136088         17.821037        12.692224                --
    3.060         13.301835        10.132301         17.817117        12.687765          5.206887
    3.070         13.296489        10.128146         17.798118        12.683032                --
    3.095         13.281395               --                --        12.669641                --
    3.100                --               --         17.763443               --                --
    3.110         13.274534        10.111666         17.758621        12.662012          5.188047
    3.120                --               --                --               --                --
    3.145                --        10.097943                --               --          5.176246
    3.150                --               --                --               --          5.174564
    3.160         13.248379        10.091605         17.700866        12.637039                --
    3.195         13.230015        10.077488                --        12.619343                --
    3.200                --               --         17.655906               --                --
    3.210         13.222988        10.072103         17.643637        12.612384          5.156483
    3.245                --               --                --               --                --
    3.250                --               --                --               --                --
    3.255                --               --         17.592313               --                --
    3.260         13.195930        10.051611         17.586147        12.586838                --
    3.270                --               --                --               --          5.134347
    3.295                --        10.037678                --               --                --
    3.300                --               --                --        12.567011          5.124342
    3.310         13.170243        10.031985         17.522424        12.562374                --
    3.345                --               --                --               --                --
    3.350                --               --                --               --                --
    3.360         13.143822        10.011872         17.465685        12.537189          5.104384
    3.395                --               --                --               --          5.092787
    3.400                --         9.996511                --        12.517878                --
    3.410                --        10.009067         17.416561        12.496152                --
    3.445                --               --                --               --                --
    3.450         13.099598         9.977435         17.371215        12.494351                --
    3.460                --         9.972628         17.359704               --                --
    3.470                --               --                --               --                --
    3.500                --               --                --               --                --
    3.510         13.066629         9.953052         17.303986        12.463504                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM     JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global         Healthcare      International    JNL 5       Nasdaq(R)      Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    3.545                 --            --                --               --         --            --         20.465935
    3.560          11.053546            --          9.963495        13.950015  11.590185            --         20.445987
    3.610          11.017663     11.123869                --               --  11.583037     10.289532         20.379641
    3.650                 --            --                --               --         --            --                --
    3.660                 --     11.087680                --               --         --            --                --
    3.695                 --            --                --               --  11.570828            --                --
    3.700                 --            --                --        13.873531         --            --                --
    3.710                 --            --                --        13.867822         --            --         20.247530
    3.750                 --            --                --               --         --            --                --
    3.760                 --     11.011550                --        13.841316         --            --                --
    3.800                 --            --                --               --         --            --                --
    3.860                 --     10.944655                --               --         --            --                --
    3.895                 --     10.919982                --        13.767148         --            --                --
    3.910                 --     10.903868                --               --         --            --         19.986224
    4.000                 --     10.845521                --               --         --            --                --


               JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    3.545                --               --                --               --          5.043359
    3.560         13.040278         9.932995                --        12.438392                --
    3.610                --               --         17.192101               --          5.022089
    3.650                --               --                --               --                --
    3.660                --               --         17.136197               --                --
    3.695                --               --                --               --                --
    3.700         12.968821         9.878551                --        12.370238                --
    3.710         12.963583         9.874661                --        12.365195          4.989541
    3.750                --               --                --               --                --
    3.760         12.939031         9.855611         17.031449        12.340857                --
    3.800                --         9.839631                --               --                --
    3.860                --         9.816227                --        12.292136                --
    3.895         12.869369         9.802793                --        12.275325                --
    3.910                --               --                --               --                --
    4.000                --               --         16.761938               --                --



                           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM     JNL/MCM      JNL/MCM        JNL/MCM
                          Financial         Global         Healthcare      International    JNL 5       Nasdaq(R)      Oil & Gas
                       Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
                       ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 PERSPECTIVE
Standard Benefit              12.721231     12.837838         11.466766        18.377631  12.063163     10.729822         23.530613
 Maximum Anniversary
  Value Benefit                      --     18.241802                --        18.318630  10.237938     10.078056         14.046796
Earnings Protection
  Benefits                    12.012339     18.182467          9.266272        18.258272  11.167220            --         20.250495
Combined Optional
  Benefits                           --     18.123348                --        18.198892  10.588737            --         10.258000


                          JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                        S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
                       Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
                       ---------------  ---------------  ----------------  ---------------  ----------------
 PERSPECTIVE
Standard Benefit             17.450921        14.947377         19.841209        18.027142         5.798528
 Maximum Anniversary
  Value Benefit              17.394772        14.898967         18.410811        17.968582               --
 Earnings Protection
  Benefits                   17.337510        14.850441         18.350942        17.910236         8.089606
 Combined Optional
  Benefits                   17.281138        14.801955         18.291858        17.851678               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   1.000    9.193764  13.879669  15.724123         --    12.955865     8.999214
   1.100    9.134144  13.789656  15.704651  12.038914    12.895226           --
   1.150    9.104770  13.745373  15.695007  12.031565    12.864746     8.936182
   1.250    9.045782  13.656535  15.675581  12.016672    12.805641     8.894551
   1.300    9.016572  13.612308  15.665865  12.009223    12.775698     8.874119
   1.350    8.987300  13.567988         --  12.001695           --           --
   1.395          --         --         --         --           --           --
   1.400    8.958267  13.524206  15.646496  11.994344    12.716222     8.832658
   1.420    8.946510  13.506387  15.642503         --           --           --
   1.450    8.929258  13.480447  15.636834  11.986907    12.686436     8.812194
   1.500    8.900304  13.436771  15.627157  11.979533    12.657150     8.791716
   1.545    8.874338  13.397617  15.618565  11.972861    12.630504     8.773121
   1.550    8.871449  13.393118  15.617485  11.972047    12.627646     8.771253
   1.560    8.865719  13.384451  15.615391  11.970530           --     8.766912
   1.570    8.859998  13.375788  15.613486  11.969048    12.615649     8.763021
   1.575    8.857083         --         --         --    12.611544     8.761014
   1.600    8.842775  13.349850  15.607785  11.964728    12.597644     8.750566
   1.605    8.839565  13.345036  15.608635         --           --           --
   1.630    8.823563  13.320832  15.601836         --    12.580061           --
   1.645    8.816807  13.310545  15.599082  11.958012    12.571562     8.732216
   1.650    8.814219  13.306704  15.598235  11.957306    12.568770     8.730421
   1.660    8.808206  13.297547  15.596057  11.955514           --           --
   1.670    8.802497  13.288967  15.594241  11.954225    12.560396     8.722007
   1.695    8.788445  13.267796  15.589434  11.950617    12.542491     8.710339
   1.700    8.785663  13.263469  15.588444  11.949896    12.540117     8.709634
   1.710    8.779894  13.254921  15.586617  11.948443    12.533771     8.705939
   1.720    8.774176  13.246343  15.584486         --    11.762891     8.159014
   1.725    8.771353         --         --         --    12.522743           --
   1.745          --  13.221593  15.579671         --           --           --
   1.750    8.757092  13.220591  15.578812  11.942441    12.512412     8.682689
   1.760    8.751210  13.211556  15.577003  11.941289    12.503870           --
   1.795    8.731549  13.182166  15.570012  11.935973    12.484153     8.671495
   1.800    8.728557  13.177784  15.569235  11.935104    12.480630     8.669494
   1.810    8.723088  13.169083  15.567278  11.933594    12.475155     8.665420
   1.820    8.717099  13.160632  15.565140         --    12.469290     8.681214
   1.825    8.715842         --         --         --    12.467279           --
   1.845    8.703334  13.139355  15.560557  11.928414    12.454875     8.651259
   1.850    8.700745  13.135004  15.559574  11.927694    12.452301     8.649220
   1.855    8.694017  13.126923         --         --           --           --
   1.860    8.694745  13.126572  15.557685  11.926278    12.446230     8.645305
   1.870    8.689187  13.117908  15.555460         --    12.435209     8.641776
   1.880    8.681256  13.106003         --         --           --           --
   1.895    8.675106  13.096518  15.550897  11.921053    12.426272     8.631414
   1.900    8.672335  13.092572  15.549999  11.920366    12.423017     8.628862
   1.905    8.667296  13.084458         --  11.919550    12.419532           --
   1.910    8.666526  13.083687  15.547858         --           --           --
   1.920    8.661003  13.076034  15.546086  11.918599    12.410744     8.621105

                                                              JNL/
               JNL/PIMCO               JNL/       JNL/        S&P
                 Total      JNL/      Putnam     Putnam     Managed       JNL/
                 Return    Putnam     Midcap     Value     Aggressive  S&P Managed
                 Bond      Equity     Growth     Equity      Growth    Conservative
               Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
               ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   1.000       14.540662         --   8.570161         --   13.989395            --
   1.100       14.426810         --         --  21.175540   13.879749     10.590688
   1.150       14.370819  22.233139   8.496534  21.066393   13.828078     10.584223
   1.250       14.258547  22.003322   8.449748  20.840817   13.721374     10.571080
   1.300       14.202996  21.886983   8.426081  20.730305   13.668639     10.564469
   1.350       14.147453         --         --  20.620465   13.615518            --
   1.395              --         --         --         --          --            --
   1.400       14.092176  21.655227   8.378344  20.511491   13.563360     10.550837
   1.420       14.069881         --         --         --          --            --
   1.450       14.037189  21.540610   8.354653  20.402594   13.511024     10.544929
   1.500       13.982167  21.425956   8.330959  20.294377   13.458887     10.538294
   1.545       13.933030  21.323462   8.308339  20.196179   13.412187     10.532530
   1.550       13.927569  21.311830   8.307318  20.187362   13.406961     10.531901
   1.560       13.916717         --         --         --          --            --
   1.570       13.905785  21.267440   8.298035  20.143915   13.386274     10.529200
   1.575       13.900295  21.256128   8.295682  20.133166   13.379618            --
   1.600       13.872971  21.199636   8.284021  20.079739   13.355308     10.525388
   1.605              --         --         --         --          --            --
   1.630              --         --         --         --          --            --
   1.645       13.824056  21.097469   8.262493  19.983084   13.308389     10.519888
   1.650       13.818697  21.090108   8.260562  19.973201   13.305120     10.518891
   1.660       13.807483         --         --         --   13.291396            --
   1.670       13.797006         --   8.250706         --   13.282717     10.516189
   1.695       13.770308  20.986037   8.239216  19.877841   13.257487     10.513072
   1.700       13.765027  20.975509   8.237141  19.867613   13.252387     10.512300
   1.710       13.754108  20.953206   8.232484  19.846282   13.242112     10.511080
   1.720       13.743368  20.930653   8.227416  19.825161   13.231925            --
   1.725       13.737982         --   8.225571  19.814597          --            --
   1.745       13.716335         --         --         --          --            --
   1.750       13.711111  20.969656   8.043969  19.761786   13.201226     10.505717
   1.760       13.699961  20.841086   8.208808         --   13.189091     10.504325
   1.795       13.662828  20.765152   8.192834  19.667582   13.155419            --
   1.800       13.657537  20.753604   8.190495  19.657194   13.150293     10.499337
   1.810       13.646511  20.731098   8.185928  19.637258   13.139843     10.498065
   1.820       13.636107  20.710207   8.168657  19.614951   13.130043            --
   1.825       13.630704         --         --  19.612012          --            --
   1.845       13.609417  20.654659   8.169767  19.563394   13.104618     10.493369
   1.850       13.603817  20.643424   8.167240  19.552927   13.099552     10.492879
   1.855              --         --         --         --          --            --
   1.860       13.593464  20.621849   8.162825  19.532102   13.089437     10.491587
   1.870       13.582752  20.599664   8.158069  19.511433   13.079365            --
   1.880              --         --         --         --          --            --
   1.895       13.556193  20.545013   8.146594  19.459609   13.054038     10.486893
   1.900       13.550407  20.534086   8.144330  19.449372   13.049068     10.486368
   1.905              --         --         --         --          --            --
   1.910              --         --         --         --          --            --
   1.920       13.529658  20.489821   8.135355  19.408026   13.028846            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   1.945    8.647176  13.054362  15.542390  11.913751  12.397962       8.642612
   1.950    8.644304  13.050092  15.540347  11.912976  12.394115       8.609026
   1.955    8.641145  13.045208  15.539186         --         --             --
   1.960    8.638618  13.041689  15.538382  11.911511  12.388266       8.604961
   1.970    8.633151  13.033121  15.536285  11.909903  12.382573       8.600629
   1.980          --         --  15.534539         --         --             --
   1.995    8.619001  13.012067  15.531614  11.906327  12.368052       8.589373
   2.000    8.616203  13.007996  15.530637  11.905625  12.365051       8.588923
   2.005    8.611378  13.000060  15.531040         --         --             --
   2.010    8.610632  12.999240  15.528746  11.904033  12.359471       8.584299
   2.020    8.605115  12.990908  15.526684  11.902516  12.353716             --
   2.030    8.597928  12.979413  15.524753         --         --             --
   2.045    8.591092  12.969842  15.521999  11.898957  12.339267       8.570953
   2.050    8.588286  12.965549  15.521100  11.898248  12.336454       8.568938
   2.055    8.583156  12.957879         --         --         --             --
   2.060    8.582730  12.957217  15.519215  11.896733  12.330699       8.564941
   2.070    8.577082  12.948867  15.517097  11.895164  12.323770       8.561583
   2.080          --         --         --         --         --             --
   2.095    8.563311  12.927745  15.512258  11.891495  12.310462       8.551053
   2.100    8.560615  12.923965  15.511463  11.890954  12.303743       8.546520
   2.110    8.554910  12.915362  15.509545  11.889432  12.301925       8.544853
   2.120    8.549505  12.906554  15.506504         --  12.296494       8.540964
   2.145    8.535508  12.886018  15.502807  11.884204  12.296603       8.531009
   2.150    8.532746  12.881802  15.501878  11.883494  12.278985       8.528865
   2.155          --         --  15.500784         --         --             --
   2.160    8.527276  12.873965  15.500024  11.882020  12.273414       8.522416
   2.170    8.521779  12.865096  15.498008  11.880583  12.267640             --
   2.195    8.507894  12.844202  15.493156  11.876793  12.253289       8.511395
   2.200    8.505060  12.840150  15.492321  11.876068  12.250405       8.508635
   2.205          --         --         --         --         --             --
   2.210    8.499466  12.831658  15.490383  11.874654  12.244680       8.507844
   2.220    8.494128  12.823393  15.488170         --  12.238307             --
   2.245    8.480286  12.802536  15.483490  11.869409  12.224623             --
   2.250    8.477593  12.808700  15.482452  11.868864  12.258165       8.488802
   2.260    8.472096  12.790409  15.480632  11.867315  12.216109       8.485423
   2.270    8.466519  12.781437  15.478698         --  12.210470       8.481461
   2.280          --         --         --         --         --             --
   2.295    8.452925  12.792070  15.473992  11.862106  12.183513       8.471025
   2.300    8.450065  12.757141  15.473082  11.861504  12.193449       8.471995
   2.305          --         --         --         --         --             --
   2.310    8.446226  12.750270  15.471264  11.860025  12.187679       8.465605
   2.320    8.439038  12.740785  15.469278  11.858479  12.181854             --
   2.330    8.431164  12.727953         --         --         --             --
   2.345    8.425486  12.719822  15.464615  11.854691  12.167783       8.451755
   2.350    8.422754  12.715679  15.463426  11.854239  12.164955       8.449808
   2.360    8.417284  12.707475  15.461482  11.852678  12.159278       8.447158
   2.370    8.411703  12.695094  15.460401  11.851065  12.155560             --

                                                           JNL/
            JNL/PIMCO               JNL/       JNL/        S&P
              Total      JNL/      Putnam     Putnam     Managed       JNL/
              Return    Putnam     Midcap     Value     Aggressive  S&P Managed
              Bond      Equity     Growth     Equity      Growth    Conservative
            Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
            ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   1.945    13.503235  20.452079         --  19.356478  13.003320      10.480294
   1.950    13.500195  20.425540   8.121205  19.346135  12.998652      10.479880
   1.955    13.492112         --         --         --  12.993079             --
   1.960    13.487385  20.403560   8.116704  19.325475  12.988619      10.478590
   1.970    13.476306  20.381817   8.112071  19.304537  12.978744      10.477211
   1.980    13.465539         --         --         --         --             --
   1.995    13.450440  20.327627   8.100610  19.253731  12.953525      10.473980
   2.000    13.445198  20.316578   8.098418  19.244646  12.948193      10.473371
   2.005    13.439148         --         --         --         --             --
   2.010    13.434639  20.294364   8.093785  19.223077  12.938510      10.472142
   2.020    13.424083         --         --  19.202671  12.927928             --
   2.030    13.413276         --         --         --         --             --
   2.045    13.397898  20.219880   8.077681  19.151402  12.903545      10.467218
   2.050    13.391955  20.209290   8.075410  19.141511  12.898691      10.472854
   2.055           --         --         --         --         --             --
   2.060    13.382092  20.187955   8.070798  19.121245  12.888564      10.482147
   2.070    13.372022         --         --         --  12.878680      10.464233
   2.080           --         --         --         --         --             --
   2.095    13.345344  20.114111   8.054348  19.046997  12.853761      10.461871
   2.100    13.342634  20.100652   8.073829  19.044282  12.848764      10.460453
   2.110    13.329841  20.080795   8.047813  19.020223  12.838933      10.458793
   2.120    13.319634  20.058627   8.043677  18.999554  12.828747      10.457730
   2.145    13.293628  20.006161   8.031170  18.949287  12.804135      10.454495
   2.150    13.288120  19.995470   8.029779  18.938878  12.799294      10.453948
   2.155           --         --         --         --         --             --
   2.160    13.277722  19.974115   8.025072  18.918887  12.789313      10.452679
   2.170    13.267194         --         --  18.898959  12.779457             --
   2.195    13.241323  19.899176   8.009495  18.867279  12.754164      10.448083
   2.200    13.236090  19.888185   8.006667  18.839225  12.749817      10.447510
   2.205           --         --         --         --  12.742760             --
   2.210    13.225792  19.867549   8.002599  18.818561  12.739939      10.446188
   2.220    13.215471         --         --         --  12.729532             --
   2.245    13.189538         --         --  18.747570  12.703526      10.441556
   2.250    13.221107  19.782474   7.984367  18.769587  12.700613      10.440966
   2.260    13.174130  19.762934   7.979917  18.719007  12.690818      10.439854
   2.270    13.163833         --   7.975354  18.698948  12.680980             --
   2.280    13.155445         --         --         --         --             --
   2.295    13.137812  19.688251   7.964094  18.648244  12.656530      10.435090
   2.300    13.132902  19.679119   7.961988  18.639330  12.651596      10.434546
   2.305    13.127039         --         --         --  12.644876             --
   2.310    13.122605  19.658121   7.957303  18.619571  12.641779      10.432965
   2.320    13.111593  19.635899         --         --  12.631457      10.431856
   2.330           --         --         --         --         --             --
   2.345    13.086675  19.583769   7.941591  18.550958  12.607668      10.428751
   2.350    13.081540         --   7.939187  18.540522  12.602793      10.428119
   2.360    13.071467  19.553250   7.934515  18.520880  12.592993      10.426743
   2.370    13.061186  19.532167   7.929978  18.501243         --             --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   2.380    8.400103  12.686892  15.459024  11.842162           --           --
   2.395    8.398234  12.678780  15.454743  11.847239    12.139303     8.432031
   2.400    8.395492  12.674505  15.453943  11.846770    12.135948     8.429171
   2.405          --  12.666289         --         --    12.132763           --
   2.410    8.390030  12.666287  15.452051  11.845322    12.130712     8.426185
   2.420    8.381644  12.653884  15.449942  11.843154    12.124454           --
   2.445    8.370960  12.637583  15.445211  11.840055    12.111141     8.412291
   2.450    8.368366  12.633589  15.444220  11.839156    12.106510     8.410464
   2.460    8.362838  12.625330  15.442530  11.838173    12.102533     8.406295
   2.470    8.357380  12.617090  15.439446  11.836369    12.096476           --
   2.480          --         --  15.439700         --           --           --
   2.495    8.343601  12.596526  15.435619  11.832715    12.082719     8.394422
   2.500    8.341269  12.592542  15.434672  11.831986    12.080146           --
   2.505    8.337981  12.587733         --         --           --           --
   2.510    8.335777  12.584285  15.432940  11.830646    12.074430     8.386937
   2.520    8.327465  12.571866  15.430861  11.829043           --           --
   2.545    8.316857  12.555824  15.426068  11.825413    12.054364           --
   2.550    8.314183  12.551920  15.425224  11.824648    12.052055     8.371349
   2.560    8.308785  12.543633  15.423202  11.824451    12.046345     8.367566
   2.570          --         --  15.421256         --           --           --
   2.595    8.289659  12.510851  15.416731  11.818112    12.025810           --
   2.600    8.287083  12.510826  15.415375  11.817348    12.023090           --
   2.605    8.284148  12.506410         --         --           --           --
   2.610    8.281812  12.502980  15.413686  11.815886    12.018275     8.347876
   2.620    8.276361  12.494539         --         --           --           --
   2.645    8.263080  12.474637  15.406970  11.810790    11.997683           --
   2.650    8.260183  12.470600  15.406028  11.810073    11.996120           --
   2.660    8.254942  12.462393  15.404244  11.808636    11.989859     8.328189
   2.670    8.249260  12.453777         --         --           --     8.324010
   2.680    8.243936  12.445755         --         --           --           --
   2.695    8.236256  12.433885  15.397354  11.803643    11.970754           --
   2.700    8.233546  12.425689  15.396299  11.802807    11.967746           --
   2.710    8.228330  12.422082  15.394640  11.801453    11.961913     8.308702
   2.720          --         --         --         --           --           --
   2.745    8.209615  12.393845  15.387902  11.796193    11.942602     8.295292
   2.750    8.206927  12.389970  15.387029  11.795411    11.934643           --
   2.755          --         --         --         --           --           --
   2.760    8.201556  12.381587  15.385178  11.794040    11.933779     8.289111
   2.770          --         --  15.383147         --           --           --
   2.795    8.182747  12.352401  15.378569         --    11.914007           --
   2.800    8.180417  12.349779  15.377592  11.788132    11.912180     8.274255
   2.805          --         --         --         --           --           --
   2.810    8.175092  12.341784  15.375627  11.786731    11.906930     8.270079
   2.820    8.166753         --  15.373621         --           --           --
   2.845    8.156023         --  15.368829         --    11.886649           --
   2.850    8.153545  12.309252  15.369943  11.780870    11.885537           --
   2.860    8.148436  12.301578  15.366109  11.779386    11.878009           --

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   2.380   13.050202         --         --         --          --            --
   2.395   13.035581         --   7.919088  18.451991   12.558419     10.422330
   2.400   13.030352  19.469629   7.916934  18.440929   12.554217     10.421658
   2.405   13.024310         --         --         --          --            --
   2.410   13.020973  19.448912   7.969267  18.422158   12.544261     10.420340
   2.420          --         --         --         --   12.532851            --
   2.445   12.984571  19.377869   7.896704  18.354120   12.510584     10.415669
   2.450   12.979500  19.367413   7.894701  18.344584   12.505734     10.415173
   2.460   12.969269  19.345493   7.889831  18.324818   12.495904     10.413897
   2.470   12.959057  19.325808   7.885409         --   12.485748            --
   2.480   12.948904         --         --         --          --            --
   2.495   12.932933  19.273983         --         --   12.462056     10.409289
   2.500   12.928744  19.263531   7.871721  18.246014   12.457507     10.408632
   2.505          --         --         --         --          --            --
   2.510   12.918615  19.245091   7.867912  18.227965   12.447819     10.407357
   2.520          --         --         --         --   12.435901     10.406224
   2.545   12.883165         --         --  18.160897   12.413586     10.402842
   2.550   12.881011  19.162816   7.849729  18.150380   12.409422     10.402145
   2.560   12.868078  19.142318   7.845331  18.131129   12.399813     10.401074
   2.570   12.857147         --         --         --   12.389577            --
   2.595   12.832212         --         --         --   12.365597     10.396397
   2.600   12.829646         --   7.827052         --   12.359447     10.395776
   2.605          --         --         --         --          --            --
   2.610   12.817814  19.040864   7.823186  18.034990   12.351988     10.394586
   2.620          --         --         --         --   12.342251     10.393183
   2.645   12.781913         --         --         --   12.318589            --
   2.650   12.777704  18.960293         --  17.959033   12.313829     10.389324
   2.660   12.767280  18.939100   7.800780  17.938675   12.304081     10.388159
   2.670          --         --   7.796075         --          --            --
   2.680          --         --         --         --          --            --
   2.695   12.732511         --         --  17.872253   12.270370     10.383703
   2.700   12.727549         --         --         --   12.264234     10.383019
   2.710   12.717502  18.838510   7.778720  17.843317   12.256592     10.381730
   2.720          --         --         --         --          --            --
   2.745   12.682743  18.768082   7.763383         --   12.223016            --
   2.750   12.671965         --   7.761020  17.765799   12.214877     10.376381
   2.755          --         --         --         --          --            --
   2.760   12.667380  18.738234   7.757442  17.748067   12.209440     10.375306
   2.770          --         --         --         --   12.200083            --
   2.795   12.632219         --         --         --   12.174274     10.370667
   2.800   12.628408  18.658612         --  17.674188          --     10.370039
   2.805          --         --         --         --          --            --
   2.810   12.618011  18.638927   7.734871  17.655480   12.161730     10.369251
   2.820   12.607707         --         --         --          --            --
   2.845          --         --         --         --   12.128858            --
   2.850   12.579345  18.569869         --  17.580615   12.124861     10.363627
   2.860   12.568356  18.540328   7.712773         --   12.113168     10.362334

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   2.870          --         --         --         --           --           --
   2.895    8.130143  12.273930  15.359332  11.774248    11.859295           --
   2.900    8.126534  12.269203  15.358401  11.773488    11.857265     8.235564
   2.910    8.122220  12.261998  15.356489  11.772232    11.851387     8.231950
   2.920    8.113709         --  15.354578         --           --           --
   2.945    8.100382  12.229224  15.349854         --    11.830872           --
   2.950    8.100916  12.229834  15.348777         --    11.828644           --
   2.955    8.097885  12.225938         --         --           --           --
   2.960    8.095878  12.222266  15.347255  11.764588    11.823294     8.212135
   2.970          --         --         --  11.763331    11.817029           --
   2.995          --         --  15.340341         --    11.803891           --
   3.000    8.071603  12.185570         --         --    11.800558           --
   3.010    8.069469  12.182336  15.337491  11.757627    11.795592           --
   3.045    8.051372  12.155098         --  11.752381    11.776474           --
   3.050    8.045396  12.146041  15.329898         --    11.773503     8.177934
   3.060    8.043572  12.143307  15.329234  11.750371    11.768416     8.174368
   3.070    8.034981  12.130267         --         --    11.762447           --
   3.095          --         --  15.321334         --           --           --
   3.100    8.019315  12.114044         --         --    11.749583           --
   3.110    8.016995  12.103039  15.318516  11.742949    11.740808           --
   3.120          --         --         --  11.741480           --           --
   3.145          --         --  15.311970         --           --           --
   3.150    7.993296         --  15.310943  11.737152    11.718181           --
   3.160    7.991062  12.063940  15.309016  11.735670           --           --
   3.195          --         --  15.302440         --           --           --
   3.200    7.971830  12.033453         --         --           --           --
   3.210    7.965525  12.025516  15.299490  11.728517    11.686114     8.117106
   3.245          --         --         --         --           --           --
   3.250          --         --         --         --           --           --
   3.255    7.942038  11.989936         --         --           --           --
   3.260    7.939261  11.985777  15.290076  11.721118    11.658178           --
   3.270    7.934390  11.978322         --         --           --           --
   3.295          --         --         --         --           --           --
   3.300    7.915685  11.950180         --  11.715326           --           --
   3.310    7.910681  11.942323  15.280690  11.713888    11.631189           --
   3.345          --         --         --         --           --           --
   3.350          --         --         --         --           --           --
   3.360    7.884878  11.903689  15.271129  11.706639    11.596004     8.059353
   3.395          --         --         --         --    11.584946           --
   3.400          --         --         --         --    11.582358           --
   3.410    7.862737  11.870033         --  11.699391    11.601980           --
   3.445          --         --         --         --           --           --
   3.450    7.841242  11.841034         --         --           --           --
   3.460    7.833764  11.826491         --         --           --           --
   3.470          --         --         --         --           --           --
   3.500          --         --         --         --           --           --
   3.510    7.811830  11.793478  15.242845  11.684904           --           --

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   2.870          --         --         --         --          --            --
   2.895   12.534319         --   7.697307         --   12.080487            --
   2.900   12.529627         --   7.695071         --          --     10.357416
   2.910   12.520157  18.442266   7.691620  17.468255   12.068717     10.355862
   2.920          --         --         --         --   12.058055            --
   2.945          --         --   7.675570         --   12.033965     10.351425
   2.950   12.480381         --         --  17.394096          --            --
   2.955          --         --         --         --          --            --
   2.960   12.475417         --   7.668888  17.376712          --     10.349674
   2.970   12.460019         --         --         --          --            --
   2.995          --         --         --         --          --            --
   3.000   12.431557         --         --         --          --     10.344497
   3.010   12.421991  18.247285   7.647704  17.283499   11.975316     10.343114
   3.045   12.388031         --   7.632637         --          --            --
   3.050          --         --         --         --          --     10.337977
   3.060   12.373699  18.149946   7.625739  17.191307   11.927199            --
   3.070          --         --         --         --          --            --
   3.095   12.339475         --         --         --          --     10.332229
   3.100   12.334564         --   7.608746  17.124063          --            --
   3.110   12.324921         --   7.603963         --   11.881227     10.330292
   3.120   12.314766         --         --         --          --            --
   3.145   12.290672         --         --  17.036455          --            --
   3.150   12.285831  17.993409         --         --          --            --
   3.160   12.276201         --   7.582385         --   11.837208     10.321901
   3.195          --         --         --         --          --            --
   3.200          --         --         --         --          --            --
   3.210   12.228919         --   7.561496         --   11.789553            --
   3.245          --         --         --         --          --            --
   3.250          --         --         --         --          --            --
   3.255          --         --         --         --          --            --
   3.260          --         --         --         --          --            --
   3.270          --         --         --         --          --            --
   3.295   12.147094         --         --         --          --            --
   3.300          --         --         --         --          --            --
   3.310   12.132597         --         --         --   11.699487     10.304722
   3.345          --         --         --         --          --            --
   3.350          --         --         --         --          --            --
   3.360   12.085241  17.579695   7.496995         --          --            --
   3.395          --         --         --  16.589654          --            --
   3.400   12.048090         --         --         --          --            --
   3.410   12.038682         --         --         --          --            --
   3.445          --         --         --         --          --            --
   3.450   12.001199         --         --         --          --            --
   3.460          --         --         --         --          --            --
   3.470          --         --         --         --          --            --
   3.500          --         --         --         --          --            --
   3.510   11.943544         --         --         --          --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   3.545          --         --         --         --           --           --
   3.560          --         --  15.233464         --    11.495987           --
   3.610    7.761392  11.717171  15.224490         --    11.469210           --
   3.650    7.741194         --         --         --           --           --
   3.660    7.736119  11.679140         --         --           --           --
   3.695          --         --         --         --           --           --
   3.700          --         --         --         --           --           --
   3.710          --         --         --         --           --           --
   3.750          --         --         --         --           --           --
   3.760    7.691387  11.612776         --         --           --           --
   3.800    7.666256  11.573629         --         --           --           --
   3.860    7.636284         --         --         --           --           --
   3.895    7.619134  11.502481         --         --           --           --
   3.910          --         --         --         --           --           --
   4.000    7.567178  11.424088         --         --           --           --

PERSPECTIVE
 Standard
  Benefit   8.957396  13.522703  16.017310  12.269367    12.716313     8.832874
 Maximum
  Annive-
  rsary
  Value
  Benefit  10.509508  16.730365  13.151364  11.238761    14.398702     9.556183
 Earnings
  Protec-
  tion
  Bene-
  fits      9.728179  16.675982   9.993497         --    13.203382     9.300276
 Combined
  Option-
  al Ben-
  efits    10.304308  16.621545  12.263482  10.659588    13.762452     9.515964

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   3.545          --         --         --         --          --            --
   3.560   11.897389         --   7.412557         --          --            --
   3.610          --         --         --         --   11.430506            --
   3.650          --         --         --         --          --            --
   3.660          --         --         --         --          --            --
   3.695   11.772204         --         --         --          --            --
   3.700   11.768224         --         --         --          --            --
   3.710   11.758782         --   7.349686         --          --            --
   3.750          --         --         --         --   11.308090            --
   3.760          --         --         --         --          --            --
   3.800          --         --         --         --          --            --
   3.860          --         --         --         --          --            --
   3.895          --         --         --         --          --            --
   3.910   11.575526         --         --         --          --            --
   4.000          --         --         --         --          --            --

PERSPECTIVE
 Standard
  Benefit  11.355423  18.128720   8.378649  17.864642   13.563819     10.597922
 Maximum
  Annive-
  rsary
  Value
  Benefit  11.541264  11.042375  12.345251  10.805617   12.428874            --
 Earnings
  Protec-
  tion
  Bene-
  fits     11.347055  10.358749  10.786294  10.341607   11.613217     10.302036
 Combined
  Option-
  al Ben-
  efits    11.386152  11.190297  12.353252  10.920786   11.946972            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   1.000          --         --         --  13.537400  19.671463   16.412388
   1.100          --  10.916193  13.538173  13.424258  19.462817   16.238434
   1.150   13.945611  10.909505  13.486198  13.379217  19.360206   16.152846
   1.250   13.838131  10.896019  13.382222  13.274781  19.155342   15.981865
   1.300   13.784815  10.889185  13.330745  13.222894  19.053855   15.897272
   1.350   13.731116         --  13.278985  13.171197  18.952805   15.812909
   1.395          --         --         --         --         --          --
   1.400   13.678660  10.875777  13.228159  13.119699  18.852269   15.729104
   1.420          --         --         --         --  18.812002          --
   1.450   13.625918  10.868982  13.177116  13.068397  18.752370   15.645700
   1.500   13.573281  10.862356  13.126270  13.017304  18.652931   15.562725
   1.545   13.526145  10.856281  13.080197  12.971477  18.563935   15.488537
   1.550   13.520903  10.855614  13.075646  12.966399  18.553913   15.480293
   1.560          --         --         --  12.956244  18.534310          --
   1.570   13.500022  10.853079  13.055453  12.946095  18.498899   15.447320
   1.575   13.494841         --  13.050544         --  18.542122   15.439109
   1.600   13.468739  10.848700  13.025201  12.915699  18.455480   15.398790
   1.605          --         --         --  12.903455  18.444078          --
   1.630          --         --         --         --  18.396552          --
   1.645   13.421723  10.843157  12.979767  12.850618  18.367090   15.324344
   1.650   13.416629  10.842203  12.975057  12.865205  18.359126   15.316675
   1.660   13.405796         --  12.964547  12.855156  18.337406          --
   1.670   13.395800  10.839166  12.954691  12.845076  18.318430   15.283941
   1.695   13.370181  10.835986  12.929919  12.819921  18.270148   15.243391
   1.700   13.365322  10.835495  12.924925  12.814901  18.260277   15.235358
   1.710   13.354688  10.834129  12.914964  12.804857  18.240226   15.219098
   1.720   13.344358         --  12.904953  12.794822  18.233151   15.202849
   1.725   13.339211         --  12.899809         --  18.208430   15.194822
   1.745   13.318482         --  12.879942         --         --          --
   1.750   13.313379  10.828764  12.875088  12.764803  18.163430   15.154485
   1.760   13.302735  10.827111  12.864642  12.754805  18.143880   15.137982
   1.795   13.267232         --  12.830377  12.719862  18.077070   15.082141
   1.800   13.262047  10.822082  12.825417  12.714886  18.067353   15.074146
   1.810   13.251575  10.820680  12.815282  12.704925  18.048115   15.058892
   1.820   13.241585         --  12.805573  12.694987  18.028821   15.042161
   1.825   13.236446         --         --         --         --          --
   1.845   13.215999         --  12.780890  12.670120  17.981006   15.002159
   1.850   13.205406  10.815389  12.775912  12.665157  17.971562   14.994153
   1.855   13.205419         --         --         --         --          --
   1.860   13.200675  10.814040  12.766071  12.604708  17.952391   14.978235
   1.870   13.190574         --  12.876152  12.645332  17.933506   14.962459
   1.880   13.179597         --  12.745800         --         --          --
   1.895   13.165058  10.809167  12.731580  12.620592  17.885659   14.922615
   1.900   13.159925  10.808714  12.726663  12.615643  17.876360   14.914686
   1.905          --         --  12.721220  12.603665  17.865875          --
   1.910          --         --         --  12.598797         --   14.898019
   1.920   13.139615  10.805763  12.706984  12.595907  17.838231   14.883093

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   1.000   24.951112         --  28.126118  12.930219  17.768770    28.151511
   1.100   24.686574         --         --  12.793154  17.710600    27.853011
   1.150   24.556401  23.956905  27.681044  12.715058  17.682826    27.704014
   1.250   24.296698  23.700414  27.388177  12.590766  17.624598    27.412591
   1.300   24.167882  23.574631  27.242941  12.514175  17.633244    27.267668
   1.350   24.039682         --         --         --  17.567807    27.122178
   1.395          --         --  26.968891         --         --    26.992673
   1.400   23.912228  23.324681  26.954838  12.392693  17.539293    26.979182
   1.420   23.861129         --         --         --         --           --
   1.450   23.785526  23.202666  26.811900  12.316144  17.511224    26.836299
   1.500   23.659420  23.078646  26.669828  12.260835  17.482528    26.693878
   1.545   23.546443  22.967896  26.540984  12.202432  17.454078    26.566361
   1.550   23.533887  22.955834  26.527949  12.195854  17.453991    26.552493
   1.560          --         --  26.499554  12.182867         --    26.524044
   1.570   23.483851         --  26.472132  12.171265  17.442472    26.495912
   1.575   23.471371         --  26.457937  12.143395         --    26.480069
   1.600   23.408845  22.834703  26.387820  12.122495  17.425713    26.411522
   1.605   23.395598         --         --         --  17.422142           --
   1.630   23.334983         --         --         --  17.407190    26.326646
   1.645   23.296942  22.724620  26.261023  12.073484  17.399969    26.284872
   1.650   23.284628  22.713061  26.247719  12.066344  17.396719    26.271532
   1.660   23.259149         --  26.218701  12.053517         --    26.243041
   1.670   23.235003         --         --  12.040904  17.385491    26.214868
   1.695   23.174050  22.604275  26.122544  12.009205  17.372214    26.145702
   1.700   23.161488  22.592757  26.117008  11.983850  17.369195    26.132141
   1.710   23.136871  22.568741  26.080843  11.990880  17.363522    26.104323
   1.720   23.112197         --  26.053265  11.967694         --    26.076706
   1.725   23.099999         --         --  11.951107         --    26.062802
   1.745          --         --  25.983750         --         --           --
   1.750   23.038984  22.472471  25.970090  11.920265  17.340541    25.994051
   1.760   23.013527  22.449023  25.941518  11.925908  17.334607    25.964850
   1.795   22.928650         --  25.846240  11.882216  17.315608    25.869528
   1.800   22.916430  22.353862  25.832154  11.876753  17.319277    25.855837
   1.810   22.891700  22.330294  25.804928  11.863042  17.306871    25.829446
   1.820   22.867770         --  25.777835  11.850166  17.300740    25.796584
   1.825   22.855460         --  25.763892         --         --           --
   1.845   22.807048  22.232078  25.709211  11.819994  17.287335    25.732372
   1.850   22.795925  22.235524  25.695332  11.801333  17.283211    25.718719
   1.855          --         --         --         --         --           --
   1.860   22.770855  22.211538  25.667856  11.801159  17.279388    25.691205
   1.870   22.746539         --  25.640878  11.777026  17.273704    25.663756
   1.880          --         --         --         --         --           --
   1.895   22.686022         --  25.572839  11.756560  17.259482    25.596013
   1.900   22.675149  22.117328  25.559218  11.731646  17.257099    25.582723
   1.905   22.660851         --         --         --  17.252942           --
   1.910          --         --         --  11.737457  17.250135           --
   1.920   22.623982  22.069885  25.504122  11.725326  17.245351    25.527994

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   1.945   13.114195  10.802596  12.682489  12.571202  17.790333   14.843478
   1.950   13.109153  10.801788  12.677576  12.566322  17.781436   14.835564
   1.955          --         --         --  12.554512  17.771100   14.826922
   1.960   13.099047  10.799925  12.667806  12.556483  17.762491   14.819836
   1.970   13.088866         --  12.657939  12.546718  17.744098   14.804090
   1.980          --         --         --  12.529719  17.723843   14.787542
   1.995   13.063634  10.800981  12.633572  12.522083  17.696525   14.764767
   2.000   13.058563  10.795284  12.628714  12.517175  17.687110   14.756914
   2.005          --  10.794536         --  12.504159  17.676676   14.748394
   2.010   13.048478  10.793964  12.618927  12.507384  17.668444   14.741266
   2.020   13.038452         --  12.609144  12.497583  17.649925   14.725488
   2.030          --         --         --  12.480775  17.629184   14.709375
   2.045   13.013217  10.789331  12.584747  12.473127  17.602654   14.686534
   2.050   13.008505  10.788660  12.596093  12.468245  17.593557   14.678543
   2.055          --         --         --  12.456368  17.583511   14.669880
   2.060   12.998140  10.787303  12.570249  12.458474  17.574632   14.663060
   2.070   12.988139  10.785878  12.560538  12.449187  17.554909   14.646650
   2.080          --         --         --         --         --          --
   2.095   12.963011  10.782520  12.536291  12.424363  17.509277   14.608588
   2.100   12.958008  10.781965  12.531437  12.419485  17.501369   14.600813
   2.110   12.947963  10.780564  12.521773  12.409769  17.481356   14.586372
   2.120   12.937977  10.779166  12.512042  12.400082  17.461144   14.565797
   2.145   12.912986  10.775962  12.487950  12.375775  17.417153   14.531174
   2.150   12.908001  10.775267  12.483192  12.370933  17.407305   14.523494
   2.155          --         --         --         --         --          --
   2.160   12.898012  10.773938  12.473491  12.361238  17.388756   14.507983
   2.170   12.886559         --  12.463770  12.352031  17.365847   14.493036
   2.195   12.863162  10.769221  12.439780  12.327374  17.324154   14.454317
   2.200   12.858192  10.768598  12.435011  12.322558  17.314907   14.446403
   2.205   12.852449  10.767835  12.429546         --         --          --
   2.210   12.848250  10.767265  12.425346  12.312908  17.296522   14.431028
   2.220   12.838426         --  12.415741  12.303357  17.276490   14.440949
   2.245   12.813373  10.762496  12.391566  12.279210  17.232340   14.375119
   2.250   12.808568  10.761962  12.386990  12.274387  17.223177   14.435937
   2.260   12.798676  10.760611  12.377436  12.264767  17.204831   14.354543
   2.270   12.788798         --  12.367833  12.254488         --   14.339235
   2.280          --         --         --  12.237725         --          --
   2.295   12.764091  10.755780  12.344014  12.231153  17.141464   14.301250
   2.300   12.759159  10.755250  12.339237  12.226387  17.131598   14.293379
   2.305          --         --         --  12.215040         --          --
   2.310   12.749325  10.753889  12.329668  12.216814  17.114048   14.278382
   2.320   12.739399         --  12.320163  12.200590  17.093530   14.262406
   2.330          --         --         --         --         --          --
   2.345   12.714840  10.749179  12.296345  12.183327  17.049991          --
   2.350   12.709926  10.748649  12.291621  12.178591  17.040937   14.218063
   2.360   12.700088  10.747243  12.282124  12.169040  17.022795   14.202649
   2.370   12.690254  10.745816  12.272891  12.159302  17.005724   14.187058

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   1.945   22.564122         --  25.436211  11.693923  17.230699    25.460102
   1.950   22.553961  21.999479  25.462201  11.687922  17.228654    25.446776
   1.955   22.540808         --         --         --         --           --
   1.960   22.529914  21.976297  25.396584  11.676331  17.223056    25.419629
   1.970   22.506417         --  25.369677  11.672039  17.216801    25.393021
   1.980          --         --         --         --         --           --
   1.995   22.446214  21.894548  25.302610  11.632984  17.203459    25.325218
   2.000   22.434313  21.883195  25.288798  11.615344  17.200656    25.311934
   2.005          --         --         --         --         --           --
   2.010   22.410261         --  25.262230  11.614721  17.195099    25.284953
   2.020   22.386637  21.836863  25.235012  11.581604  17.189571    25.257931
   2.030          --         --         --         --         --           --
   2.045   22.327419  21.779184  25.168205  11.570565  17.175389    25.190677
   2.050   22.315335  21.767149  25.154772  11.564353  17.172750    25.177475
   2.055          --         --         --         --         --           --
   2.060   22.290406  21.743821  25.125769  11.552050  17.166932    25.150746
   2.070   22.267719         --  25.099978  11.539627  17.160634    25.122829
   2.080          --         --         --         --         --           --
   2.095   22.208790         --  25.034346  11.509123  17.147822    25.057054
   2.100   22.196515  21.652837  25.021565  11.523698  17.144612    25.043932
   2.110   22.173653  21.629733  24.995512  11.490686  17.139127    25.017385
   2.120   22.149974         --  24.968358  11.478611  17.133723    24.990489
   2.145   22.091118  21.536863  24.901986  11.448683  17.119814    24.924488
   2.150   22.079506  21.535605  24.888700  11.442076  17.116784    24.911355
   2.155          --         --         --         --         --           --
   2.160   22.055936  21.514128  24.862051  11.429888  17.111463    24.884576
   2.170   22.032449         --  24.835809         --  17.106218    24.858803
   2.195   21.974156         --  24.770001  11.387398  17.091993    24.792304
   2.200   21.962125  21.421929  24.758453  11.381308  17.089368    24.778673
   2.205          --         --         --         --         --           --
   2.210   21.938857  21.387153  24.730484  11.369988  17.083777    24.754711
   2.220   21.914798         --         --  11.373990  17.076622    24.724903
   2.245   21.857419  21.320365  24.636697  11.326441  17.064325    24.660776
   2.250   21.844509  21.308722  24.625061  11.321155  17.061699    24.651116
   2.260   21.822498  21.286903  24.599280  11.309695  17.073886    24.621606
   2.270   21.799424         --  24.572945  11.278306         --    24.595111
   2.280          --         --         --         --         --           --
   2.295   21.741543  21.208152  24.505490  11.267763  17.057250    24.530192
   2.300   21.729972  21.195978  24.491305  11.260597  17.033766    24.517076
   2.305   21.717687         --         --         --         --    24.502733
   2.310   21.706841  21.170899  24.468865  11.249314  17.028380    24.491016
   2.320          --         --  24.441419  11.236344  17.022918    24.463576
   2.330          --         --         --         --         --           --
   2.345   21.626145         --  24.377523  11.206506         --    24.399823
   2.350   21.614719  21.086074  24.363858  11.201057  17.006102    24.387000
   2.360   21.595343  21.061697  24.339703  11.189075  17.000454    24.360957
   2.370   21.568588         --         --  11.177425  16.994509    24.334761

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   2.380          --         --         --  12.143078  16.981684   14.171564
   2.395   12.665802  10.742640  12.248983  12.135717  16.959649   14.149916
   2.400   12.660878  10.741983  12.243836  12.124204  16.950018   14.141752
   2.405          --         --  12.238841  12.119671  16.940188          --
   2.410   12.651600  10.740513  12.234739  12.121452  16.924768   14.128192
   2.420   12.640464  10.739372  12.224784         --  16.913425          --
   2.445   12.616898         --  12.201720  12.088270  16.869726   14.075022
   2.450   12.612044  10.735236  12.196987  12.083524  16.860701   14.067188
   2.460   12.602274  10.734046  12.187554  12.074058  16.841306   14.052362
   2.470   12.592243         --  12.177919  12.064562  16.823939   14.037437
   2.480          --         --         --  12.048739  16.806767   14.022179
   2.495   12.567570  10.729231  12.154650  12.033088  16.781037   13.999430
   2.500   12.563363  10.728562  12.150337  12.036293  16.771352   13.992810
   2.505          --         --         --         --         --          --
   2.510   12.553652  10.727365  12.140542  12.026849  16.753597   13.977933
   2.520   12.543422  10.725986  12.130713         --  16.734711          --
   2.545   12.519612  10.722627  12.107630  11.993841  16.691408   13.925523
   2.550   12.514883  10.722036  12.103053  11.989214  16.679205   13.911525
   2.560   12.505221  10.720754  12.093749  11.979822  16.664452   13.903705
   2.570   12.495286         --  12.083592         --         --          --
   2.595   12.471275  10.716082  12.060308  11.940458  16.602224   13.851329
   2.600   12.465770  10.715312  12.056412  11.942359  16.596623   13.844342
   2.605          --         --         --         --         --          --
   2.610   12.457001  10.713956  12.047043  11.932973  16.577324   13.830884
   2.620   12.446416         --  12.037031         --         --          --
   2.645   12.423323  10.709315  12.014322  11.893606  16.513510   13.777543
   2.650   12.418491  10.708742  12.009801  11.895637  16.504888   13.771143
   2.660   12.408899  10.707461  12.000108  11.886322  16.487912   13.756175
   2.670   12.399032         --         --  11.870301  16.469553   13.741138
   2.680          --         --         --         --         --          --
   2.695   12.375367  10.702853  11.967594  11.853587  16.427259   13.703664
   2.700   12.369649  10.702126  11.962939  11.842140  16.417082   13.697615
   2.710   12.361000  10.700788  11.954031  11.839842  16.402572   13.683431
   2.720   12.350990         --         --         --         --          --
   2.745   12.327576  10.696025  11.922046  11.807415  16.339617          --
   2.750   12.322435  10.695659  11.917385  11.802724  16.328792   13.629138
   2.755          --         --         --         --         --          --
   2.760   12.313334  10.694129  11.907430  11.793554  16.313603   13.612046
   2.770   12.303862         --  11.899026         --         --          --
   2.795          --  10.689455  11.876072  11.754249  16.242767   13.556202
   2.800   12.275333         --  11.871462  11.756647  16.244737   13.553500
   2.805          --         --  11.866071         --         --          --
   2.810   12.265813  10.687443  11.862256  11.747463  16.228196   13.538017
   2.820   12.256334         --  11.853112  11.731571  16.208942          --
   2.845   12.231458  10.682833  11.829436         --  16.163356   13.486464
   2.850   12.227590  10.681629  11.825565  11.708876  16.156174   13.481849
   2.860   12.217952  10.680912  11.816029  11.701325  16.139224   13.466013

                                                                     JNL/
                       JNL/       JNL/       JNL/                  T. Rowe
            JNL/      Select     Select     Select      JNL/        Price
           Select     Global    Large Cap   Money      Select    Established
          Balanced    Growth     Growth     Market      Value      Growth
          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
          ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   2.380         --         --         --         --         --           --
   2.395  21.511871         --  24.258043  11.148525  16.979998    24.270545
   2.400  21.500665  20.971347  24.234140  11.141096  16.978020    24.257729
   2.405  21.487751         --  24.221604  11.135088         --    24.241563
   2.410  21.476810  20.948208  24.209379  11.129658  16.972460    24.231404
   2.420         --         --  24.182694  11.117361  16.964617    24.204992
   2.445  21.397386  20.871288  24.119756  11.087980  16.953727    24.141891
   2.450  21.385965  20.860611  24.106348  11.083526  16.950936    24.129885
   2.460  21.363335  20.838393  24.080068  11.071139  16.945982    24.103414
   2.470  21.344088         --         --  11.058490  16.939802    24.077830
   2.480         --         --         --         --         --           --
   2.495  21.282498  20.760825  23.990751  11.029603  16.925616    24.013387
   2.500  21.271263         --  23.977941  11.023718  16.922918    24.001191
   2.505         --         --         --         --         --           --
   2.510  21.250032  20.727831  23.954368  11.012290  16.917950    23.975600
   2.520  21.226173         --         --  10.999844         --    23.948687
   2.545  21.172643         --  23.866249  10.971058  16.897832    23.886379
   2.550  21.173061  20.637245  23.852647  10.964072  16.895911    23.883493
   2.560  21.137370  20.617643  23.826133  10.953633  16.890369    23.848592
   2.570         --         --         --  10.941501         --           --
   2.595  21.057593         --         --  10.912439  16.874557    23.758533
   2.600  21.046908  20.530134  23.724741  10.906646  16.867384    23.747401
   2.605         --         --         --         --         --           --
   2.610  21.024738  20.509036  23.698852  10.895823  16.863082    23.721999
   2.620  21.001395         --         --  10.884067         --           --
   2.645  20.945558  20.432331         --  10.854216  16.842842           --
   2.650  20.936824  20.420884  23.599872  10.849320  16.841195    23.621336
   2.660  20.913561  20.399756  23.574091  10.838088  16.835386    23.595295
   2.670  20.889931         --         --         --         --    23.569495
   2.680         --         --         --         --         --           --
   2.695  20.835793         --  23.485454  10.797026  16.816127    23.508236
   2.700  20.823477         --         --  10.791218  16.813022    23.496811
   2.710  20.802162  20.291916  23.456050  10.779980  16.807760    23.470437
   2.720         --         --         --         --         --           --
   2.745  20.725273         --  23.362744  10.740596  16.789794    23.383841
   2.750  20.714830  20.205463  23.350536  10.733967  16.785891    23.351588
   2.755         --         --         --         --         --           --
   2.760  20.691134  20.228671  23.335612  10.722699  16.780445    23.346776
   2.770         --         --         --         --         --           --
   2.795  20.614289         --         --  10.682757  16.768367    23.258192
   2.800  20.604787         --         --  10.677894  16.759289    23.247538
   2.805         --         --         --         --         --           --
   2.810  20.577654         --  23.200683  10.666366  16.754238    23.222654
   2.820         --  20.055153  23.175349         --         --           --
   2.845  20.502642         --         --  10.626509  16.732574    23.135104
   2.850  20.495631         --  23.101221  10.612935  16.734456    23.130879
   2.860  20.472329  19.969903  23.077022  10.608568  16.725422    23.098543

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   2.870          --  10.679514         --         --         --          --
   2.895   12.185247  10.676180  11.784613         --         --          --
   2.900          --         --  11.779995  11.664853  16.068468   13.409965
   2.910   12.171309         --  11.770988  11.655764  16.055556   13.395851
   2.920   12.161868         --  11.761027         --         --          --
   2.945   12.137446  10.669605         --         --         --          --
   2.950   12.132766  10.668940  11.733790  11.612750  15.987190   13.338566
   2.955          --         --         --         --         --          --
   2.960   12.124067  10.667662  11.724828  11.603738  15.969563   13.323748
   2.970          --         --         --  11.594196  15.952712   13.315127
   2.995   12.091239  10.662989         --         --         --          --
   3.000          --  10.662356  11.688449         --  15.902577   13.268593
   3.010   12.077162  10.661024  11.679901  11.564763  15.885570   13.253780
   3.045          --  10.656402  11.648753         --  15.826409          --
   3.050   12.039290  10.655745  11.643397         --         --   13.196763
   3.060   12.030979  10.655210  11.634980  11.519559  15.800172   13.182822
   3.070          --         --         --         --         --          --
   3.095          --  10.649862  11.602951  11.482457  15.742930   13.133991
   3.100   11.992792         --  11.598931         --  15.739852   13.127671
   3.110   11.983507  10.647777  11.589507  11.474458  15.716578   13.112891
   3.120          --         --         --  11.458998         --   13.098904
   3.145          --         --  11.558741  11.435982         --          --
   3.150   11.946565         --  11.554343  11.441127  15.641391   13.057137
   3.160   11.938005  10.641229  11.545144  11.423155  15.633593   13.043251
   3.195          --         --         --         --         --          --
   3.200   11.900423         --         --         --         --          --
   3.210   11.891700         --  11.500218  11.378459         --   12.974092
   3.245          --         --  11.469151         --         --          --
   3.250          --         --  11.465472         --         --          --
   3.255          --         --         --         --         --          --
   3.260   11.845177  10.628068  11.455750         --         --   12.905322
   3.270          --         --         --         --         --          --
   3.295          --         --         --         --  15.410381   12.857338
   3.300          --         --  11.420491  11.298462         --          --
   3.310   11.800093         --  11.411660         --         --          --
   3.345   11.770837         --         --         --         --          --
   3.350          --         --  11.376975         --         --          --
   3.360   11.754030         --         --  11.245610         --          --
   3.395          --         --  11.336912         --         --          --
   3.400          --         --         --         --  15.240050          --
   3.410          --         --         --  11.201404  15.224940   12.701316
   3.445          --         --         --         --         --          --
   3.450          --         --         --         --         --          --
   3.460          --         --         --         --         --          --
   3.470          --         --  11.271315         --         --          --
   3.500   11.628068         --         --         --         --          --
   3.510          --         --  11.236562  11.114036  15.062339          --

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   2.870          --         --         --  10.597817         --           --
   2.895          --         --         --  10.569734         --    23.013369
   2.900   20.386767         --         --  10.564256  16.703812    23.001771
   2.910   20.365134         --  22.956561  10.553173  16.699487    22.977151
   2.920          --         --         --  10.541671         --           --
   2.945          --         --         --  10.513562         --    22.890015
   2.950   20.278129  19.779677         --  10.508071  16.677326    22.879073
   2.955          --         --         --         --         --           --
   2.960   20.255500  19.758656  22.832929  10.496971  16.670495    22.853601
   2.970   20.233989         --         --         --         --    22.829312
   2.995   20.181296         --         --         --         --    22.769144
   3.000   20.170829         --         --         --         --    22.757698
   3.010   20.148641  19.654409  22.712971         --  16.632061    22.733273
   3.045   20.074228         --         --         --         --    22.649025
   3.050          --         --         --  10.397929         --    22.635853
   3.060   20.041666         --  22.589782  10.385977  16.617846    22.612517
   3.070          --         --         --         --         --           --
   3.095   19.968948         --         --         --  16.597201           --
   3.100   19.960429         --  22.500677         --  16.599496    22.518243
   3.110   19.934937  19.446026  22.472082         --         --    22.492118
   3.120          --         --         --         --         --           --
   3.145   19.862266  19.374202         --         --         --           --
   3.150          --         --         --  10.281947  16.562366    22.396459
   3.160          --  19.343410         --         --         --    22.373703
   3.195          --         --         --         --         --           --
   3.200          --         --         --         --         --           --
   3.210          --         --  22.234489  10.221460         --    22.253903
   3.245          --         --         --         --         --           --
   3.250          --         --         --         --         --           --
   3.255          --         --         --         --         --           --
   3.260          --         --  22.115533  10.167293  16.509974           --
   3.270          --         --         --         --         --           --
   3.295          --         --         --  10.129461         --           --
   3.300          --         --         --         --         --           --
   3.310   19.517120         --         --  10.113324         --           --
   3.345          --         --         --         --         --           --
   3.350          --         --         --         --         --           --
   3.360   19.411822  18.935750         --  10.059672         --    21.901644
   3.395          --         --         --         --         --           --
   3.400          --         --         --  10.017170  16.434976    21.809622
   3.410          --         --  21.766740         --         --    21.785345
   3.445          --         --         --         --         --           --
   3.450          --         --         --         --         --           --
   3.460          --         --         --         --         --           --
   3.470          --         --         --         --         --           --
   3.500          --         --         --         --         --           --
   3.510          --         --         --         --         --           --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   3.545          --         --         --         --         --          --
   3.560          --         --  11.193137  11.070629  14.982022          --
   3.610   11.528941         --  11.150127         --         --          --
   3.650          --         --  11.116266         --  14.840253          --
   3.660          --         --         --         --         --          --
   3.695          --         --         --         --         --          --
   3.700          --         --         --         --         --          --
   3.710          --         --         --         --         --          --
   3.750          --         --  11.030655         --         --   12.250484
   3.760          --         --         --         --         --          --
   3.800   11.361577         --         --         --         --          --
   3.860          --         --         --         --         --          --
   3.895          --         --         --         --         --          --
   3.910          --         --         --         --  14.434635          --
   4.000          --         --         --         --         --          --

PERSPECTIVE
Standard
 Benefit   13.678562  10.969401  13.226985  10.312694  18.463577   15.155455
 Maximum
  Annive-
  rsary
  Value
  Benefit  12.364900         --  12.026659  10.305949  12.807070   11.117900
 Earnings
  Protec-
  tion
  Bene-
  fits     11.724834         --  11.639204  10.293117  12.999746   11.563468
 Combined
  Option-
  al Ben-
  efits    12.103110         --  11.834573  10.280708  12.479033   10.778841



                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   3.545          --         --         --         --         --           --
   3.560   19.003222         --         --         --  16.348789           --
   3.610          --  18.438839         --         --         --    21.328067
   3.650          --         --         --         --         --           --
   3.660          --         --         --         --         --           --
   3.695          --         --         --         --         --           --
   3.700          --         --         --         --  16.275491           --
   3.710          --         --         --         --         --           --
   3.750          --         --         --   9.651380         --           --
   3.760          --         --         --         --         --           --
   3.800   18.525561         --         --         --         --           --
   3.860          --  17.956055         --         --         --           --
   3.895          --         --         --         --         --           --
   3.910          --         --         --         --         --    20.657198
   4.000          --         --         --         --         --           --

PERSPECTIVE
Standard
 Benefit   21.594122  19.055389  22.306724  12.143771  17.539310    23.214187
 Maximum
  Annive-
  rsary
  Value
  Benefit  13.384634  11.132696  10.197403   9.896454  17.482497    11.202562
 Earnings
  Protec-
  tion
  Bene-
  fits     13.122652  11.114154   9.369129   9.882103  17.425663    11.006744
 Combined
  Option-
  al Ben-
  efits    13.237869  11.095651  10.622927   9.815944  17.369197    11.034815

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  1.000                  39.302036                    14.154707
  1.100                  38.885286                    14.074609
  1.150                  38.679731                    14.035520
  1.250                  38.270967                    13.955667
  1.300                  38.068076                    13.916099
  1.350                  37.864833                           --
  1.395                         --                           --
  1.400                  37.665289                    13.837520
  1.420                  37.584952                    13.821685
  1.450                  37.465643                    13.798368
  1.500                  37.267052                    13.759363
  1.545                  37.088860                    13.724238
  1.550                  37.069453                    13.720449
  1.560                  37.030607                    13.712632
  1.570                  36.990743                    13.704870
  1.575                  37.042951                    13.701976
  1.600                  36.873319                    13.681616
  1.605                         --                           --
  1.630                  36.750362                    13.658666
  1.645                  36.696180                    13.646500
  1.650                  36.677255                    13.642849
  1.660                  36.637582                           --
  1.670                  36.598587                    13.627199
  1.695                  36.502423                    13.608228
  1.700                  36.482492                    13.604310
  1.710                  36.444022                    13.596598
  1.720                  36.405297                    13.588987
  1.725                  36.385874                    13.585111
  1.745                  36.308605                           --
  1.750                  36.289403                    13.565818
  1.760                  36.249132                    13.557591
  1.795                  36.116363                    13.531225
  1.800                  36.096970                    13.527222
  1.810                  36.058633                    13.520392
  1.820                  36.019652                    13.512076
  1.825                  35.999340                           --
  1.845                  35.924602                    13.492968
  1.850                  35.905442                    13.489105
  1.855                         --                           --
  1.860                  35.867522                    13.481479
  1.870                  35.829303                    13.474024
  1.880                         --                           --
  1.895                  35.732136                    13.454810
  1.900                  35.715100                    13.451718
  1.905                         --                    13.446563
  1.910                  35.675413                    13.442818
  1.920                  35.639473                    13.436950

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  1.945                  35.546389                    13.416392
  1.950                  35.509996                    13.408035
  1.955                  35.505806                    13.408779
  1.960                  35.488178                    13.405523
  1.970                  35.449674                    13.397897
  1.980                         --                           --
  1.995                  35.352965                    13.378734
  2.000                  35.337405                    13.374944
  2.005                         --                           --
  2.010                  35.300034                    13.367462
  2.020                  35.262162                    13.359854
  2.030                         --                           --
  2.045                  35.168824                    13.341019
  2.050                  35.150193                    13.337160
  2.055                         --                           --
  2.060                  35.112683                    13.329627
  2.070                  35.075236                    13.321303
  2.080                         --                           --
  2.095                  34.982144                    13.303104
  2.100                  34.964759                    13.297282
  2.110                  34.927114                    13.291831
  2.120                  34.889388                    13.284392
  2.145                  34.796872                    13.265643
  2.150                  34.777894                    13.261845
  2.155                         --                           --
  2.160                  34.741332                    13.254328
  2.170                  34.703997                    13.246661
  2.195                  34.612102                    13.227984
  2.200                  34.594337                    13.224307
  2.205                         --                           --
  2.210                  34.557045                    13.216849
  2.220                  34.519334                    13.208623
  2.245                  34.428428                    13.190599
  2.250                  34.434407                    13.182934
  2.260                  34.373824                    13.179394
  2.270                  34.337636                    13.171831
  2.280                  34.299441                           --
  2.295                  34.244932                    13.153083
  2.300                  34.227813                    13.149560
  2.305                  34.207803                           --
  2.310                  34.191592                    13.141935
  2.320                  34.152636                    13.133905
  2.330                         --                           --
  2.345                  34.064705                    13.116118
  2.350                  34.046555                    13.112377
  2.360                  34.010490                    13.104962
  2.370                  33.974344                    13.097565

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  2.380                         --                           --
  2.395                  33.884079                    13.079012
  2.400                  33.865308                    13.075167
  2.405                         --                    13.070422
  2.410                  33.829260                    13.067670
  2.420                  33.791745                    13.059603
  2.445                  33.704289                    13.041968
  2.450                  33.684971                    13.036619
  2.460                  33.650526                    13.031520
  2.470                  33.613211                    13.023266
  2.480                         --                           --
  2.495                  33.524898                    13.005151
  2.500                  33.507677                    13.001387
  2.505                         --                           --
  2.510                  33.472079                    12.994083
  2.520                  33.430276                           --
  2.545                  33.348313                    12.968831
  2.550                  33.329991                    12.970372
  2.560                  33.294401                    12.957325
  2.570                         --                           --
  2.595                  33.174246                    12.931338
  2.600                  33.152771                    12.927977
  2.605                         --                           --
  2.610                  33.118017                    12.920656
  2.620                         --                           --
  2.645                  32.992022                    12.894091
  2.650                  32.977492                    12.891348
  2.660                  32.941314                    12.883797
  2.670                  32.905188                    12.875893
  2.680                         --                           --
  2.695                  32.819306                    12.858736
  2.700                  32.801772                    12.854676
  2.710                  32.766774                    12.847238
  2.720                         --                           --
  2.745                  32.646544                    12.822084
  2.750                  32.628395                    12.820196
  2.755                         --                           --
  2.760                  32.592284                    12.811276
  2.770                         --                    12.803783
  2.795                  32.470325                    12.785129
  2.800                  32.455715                    12.782260
  2.805                         --                           --
  2.810                  32.421114                    12.775065
  2.820                         --                           --
  2.845                  32.299063                    12.749161
  2.850                  32.285629                    12.750053
  2.860                  32.247020                    12.738323

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  2.870                         --                           --
  2.895                  32.128579                    12.712638
  2.900                  32.112374                    12.710154
  2.910                  32.078110                    12.702863
  2.920                         --                           --
  2.945                  31.956311                           --
  2.950                  31.941245                    12.673678
  2.955                         --                           --
  2.960                  31.905356                    12.665923
  2.970                  31.871118                    12.658728
  2.995                         --                           --
  3.000                         --                    12.637747
  3.010                  31.737604                    12.630543
  3.045                  31.620544                    12.605817
  3.050                  31.601669                    12.601416
  3.060                  31.570253                    12.594528
  3.070                         --                           --
  3.095                  31.452890                    12.569010
  3.100                  31.429287                    12.565246
  3.110                  31.401467                    12.558669
  3.120                         --                           --
  3.145                  31.285467                    12.534580
  3.150                  31.267207                    12.530214
  3.160                  31.235918                           --
  3.195                         --                           --
  3.200                         --                           --
  3.210                         --                    12.487659
  3.245                         --                           --
  3.250                         --                           --
  3.255                         --                           --
  3.260                  30.903520                    12.452407
  3.270                         --                    12.445235
  3.295                         --                           --
  3.300                         --                    12.424079
  3.310                         --                           --
  3.345                         --                           --
  3.350                         --                           --
  3.360                  30.576518                    12.381727
  3.395                         --                    12.356945
  3.400                  30.448221                    12.354412
  3.410                  30.414967                    12.346936
  3.445                         --                           --
  3.450                  30.287225                    12.319699
  3.460                         --                           --
  3.470                         --                           --
  3.500                         --                           --
  3.510                         --                    12.277091

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                          JNL/T. Rowe                      JNL/
                         Price Mid-Cap                 T. Rowe Price
                        Growth Portfolio              Value Portfolio
                        ----------------              ---------------
M&E CLASS
  3.545                            --                 12.252697
  3.560                     29.933164                 12.242240
  3.610                     29.775670                 12.208286
  3.650                            --                 12.180795
  3.660                            --                        --
  3.695                            --                        --
  3.700                            --                        --
  3.710                     29.458967                 12.138645
  3.750                            --                        --
  3.760                            --                        --
  3.800                            --                        --
  3.860                     28.994592                        --
  3.895                            --                        --
  3.910                     28.839211                 12.001742
  4.000                            --                        --



PERSPECTIVE
Standard Benefit            30.413550                 14.005546
  Maximum Anniversary
    Value Benefit           15.041359                 12.729433
  Earnings Protection
    Benefits                14.076733                 12.059202
  Combined Optional
    Benefits                14.533550                 12.617273

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005:

               Fifth         Fifth Third          Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
           VIP Portfolio    VIP Portfolio     VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
           -------------   ----------------   -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  1.000                --                 --             --              --            31,112       31,956            11,947
  1.100                --                 --             --              --               114           --                87
  1.150                --                 --             --              --           635,884       74,124           375,625
  1.250             2,787            101,742         43,694         169,570           326,543      168,156           188,223
  1.300                --                 --             --              --           261,001       39,968           153,987
  1.350                --                 --             --              --            46,032           --            20,318
  1.395                --                 --             --              --                --           --                --
  1.400                --                 --             --              --           213,760       20,672           127,074
  1.420                --                 --             --              --                --           --                --
  1.450                --                 --             --              --           136,103        6,670            51,526
  1.500             2,279             15,611          6,587          30,673           450,894       78,188           212,326
  1.545                --                 --             --              --            65,483        6,397            18,373
  1.550                --              4,933          2,967           8,485            30,969       28,111            14,665
  1.560                --                 --             --              --                --           --            16,760
  1.570                --                 --             --              --            14,104          194             6,317
  1.575                --                 --             --              --                --           --                --
  1.600             1,940             63,840         25,452         101,214           282,633       83,732           114,172
  1.605                --                 --             --              --                --           --                --
  1.630                --                 --             --              --                --           --                --
  1.645                --              2,235            831           3,404             6,868        1,910             2,266
  1.650               932             44,971         19,427          75,891           364,403      142,667           151,399
  1.660                --                 --             --              --             9,053           --                --
  1.670                --                 --             --              --             2,530        1,646             2,644
  1.695                --                 --             --              --            31,674        1,134             8,462
  1.700               878              5,066          2,711          12,416           152,528       30,633            74,370
  1.710                --                 --             --              --           473,388       61,130           244,031
  1.720                --                 --             --              --             5,598           --             2,065
  1.725                --                 --             --              --                --           --                --
  1.745                --                 --             --              --                --           --                --
  1.750                --              4,631          1,708           7,385            81,709       20,784            60,581
  1.760                --             11,657          4,671          23,983             2,376        1,459             3,533
  1.795                --                 --             --              --            10,443           --            12,659
  1.800                --              5,533          2,817          10,139           143,440       42,304            55,769
  1.810               427             21,107          8,207          26,593           146,263       56,278            89,218
  1.820                --                 --             --              --             1,266           --             9,107
  1.825                --                 --             --              --                --           --                --
  1.845                --                 --             --              --            21,464        3,064            21,670
  1.850                --             22,034          8,700          43,773            56,903       33,264            21,707
  1.855                --                 --             --              --                --           --                --
  1.860                --                 --             --              --           179,781       39,940           116,410
  1.870                --                 --             --              --             2,273           --                --
  1.880                --                 --             --              --                --           --                --
  1.895                --                 --             --              --            52,939        4,626            15,702
  1.900                --              6,653          2,086          11,188            85,409       26,252            34,576
  1.905                --                 --             --              --                --           --                --
  1.910                --                 --             --              --                --           --                --
  1.920                --                 --             --              --             3,884        4,163               565

                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.000                  --                --            14,133            19,032     61,925
  1.100              21,913                --               148             4,252         --
  1.150             274,418                --           321,376           178,818    803,052
  1.250              97,930                --           181,515           114,911    465,354
  1.300             104,292                --           176,786            84,733    586,520
  1.350                  --                --                --                --         --
  1.395                  --                --                --                --         --
  1.400             109,968                --           109,826            65,292    338,031
  1.420                  --                --                --                --         --
  1.450              24,883                --            28,485            12,552    132,287
  1.500             114,296                --           239,389           105,213    323,928
  1.545              23,345                --            17,911            17,271     69,065
  1.550              12,428                --            13,898             9,578     85,324
  1.560                  --                --             2,361               862         --
  1.570               5,346                --             4,368             3,816      6,545
  1.575                  --                --                --                --         --
  1.600             120,046                --            87,866            68,725    311,500
  1.605                  --                --                --                --         --
  1.630                  --                --               136                --         --
  1.645               1,466                --             2,748             2,334     39,994
  1.650              88,424                --           124,607            98,591    364,475
  1.660                  --                --                --             4,294         --
  1.670                 342                --                --             1,738     38,582
  1.695              32,901                --            15,016            11,135     35,609
  1.700              67,591                --            46,003            93,072    168,377
  1.710             217,358                --           227,035           129,325    364,560
  1.720               3,455                --             2,154               954     14,373
  1.725                  --                --                --                --         --
  1.745                  --                --                --                --         --
  1.750              29,019                --            41,130            12,244     91,044
  1.760                  --                --            11,613             4,445      1,003
  1.795              13,605                --             8,630             6,041     18,979
  1.800              65,930                --            44,515            24,894    225,432
  1.810              36,292                --            42,264            45,200    225,785
  1.820               6,939                --             1,909               490      1,739
  1.825                  --                --                --                --         --
  1.845              15,384                --             9,778             4,451     35,081
  1.850              17,281                --            35,297            14,358     47,490
  1.855                  --                --                --                --         --
  1.860              83,492                --            89,776            46,237    209,021
  1.870                  75                --                --                --     13,888
  1.880                  --                --                --                --         --
  1.895              17,708                --            17,807            14,586     62,728
  1.900              40,763                --            60,631            34,084     91,890
  1.905                  --                --                --                --         --
  1.910                  --                --                --             1,526         --
  1.920               2,788                --               531             2,490      6,537

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
            VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
            -------------    -------------    -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  1.945                --                 --             --              --             7,925        1,136               576
  1.950                --              2,590          1,021           5,561            42,199       23,740            54,425
  1.955                --                 --             --              --                --          504                --
  1.960                --                 --             --              --           102,447       19,958            75,222
  1.970                --                 --             --              --                --           --               652
  1.980                --                 --             --              --                --          197                --
  1.995                --                 --             --              --            14,806        7,993             4,136
  2.000                --                 --             --              --            43,294       18,957            41,934
  2.005                --                857            376           1,897                --           --               237
  2.010                --              5,554          2,183          11,804            56,946        3,283            24,049
  2.020                --                 --             --              --               467           --                --
  2.030                --                 --             --              --                --           --                --
  2.045                --                 --             --              --            13,885        1,946             5,997
  2.050                --              2,265            937           4,807            61,106       16,107            29,945
  2.055                --                 --             --              --                --           --                --
  2.060                --              5,569          2,387          12,000           168,484       51,364            93,306
  2.070                --                 --             --              --             2,832          473               272
  2.080                --                 --             --              --                --           --                --
  2.095                --                 --             --              --             5,606        2,070            15,664
  2.100                --              1,077             --             670            30,731       20,861            12,652
  2.110                --              1,755            789           2,778            36,927       14,118            13,290
  2.120                --                 --             --              --             2,615           42               468
  2.145                --                 --             --              --            13,225          472             3,757
  2.150                --              8,024          3,312          16,804            19,271       33,304            28,999
  2.155                --                 --             --              --                --           --                --
  2.160             1,286             16,547          7,519          33,642            63,624       41,023            28,254
  2.170                --                 --             --              --             1,880           --                --
  2.195                --                 --             --              --             6,743          730             2,268
  2.200                86                871            293           1,762            27,942       45,572            11,842
  2.205                --                 --             --              --                --           --                --
  2.210               770             14,397          5,294          24,727            62,310       54,243            26,032
  2.220                --                 --             --              --             3,576           --               889
  2.245                --                 --             --              --             2,343        1,161             4,257
  2.250                --                 --             --              --            11,749        3,357            12,713
  2.260                --              7,534          3,324          15,710           111,929       18,068            34,499
  2.270                --                 --             --              --             1,241           --               853
  2.280                --                 --             --              --                --           --                --
  2.295                --                424            184             939             3,062          781               254
  2.300                --              7,439          3,001          15,671            25,105        9,078            12,063
  2.305                --                 --             --              --                --           --                --
  2.310                --                738            285           1,683            26,689       21,682             9,874
  2.320                --                 --             --              --               721          484                92
  2.330                --                 --             --              --                --           --                --
  2.345                --                 --             --              --             3,199        1,298               458
  2.350                --                 --             --              --            14,741          175             6,114
  2.360                --              5,298          2,123          10,762           102,052       17,330            66,953
  2.370                --                 --             --              --             1,617          522               290


                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.945              12,405                --             8,416               132     40,342
  1.950              27,745                --            22,494            15,476     47,217
  1.955                  --                --                --                --         --
  1.960              87,814                --            77,535            30,275    185,158
  1.970                 454                --               274             5,151      2,124
  1.980                  --                --                --                --         --
  1.995               4,796                --             9,628             4,760     24,996
  2.000              13,397                --            10,354            13,371     84,438
  2.005                  --                --                --                --         --
  2.010               4,586                --             9,123            24,771     20,270
  2.020                 385                --               297             3,531      8,923
  2.030                  --                --                --                --         --
  2.045               4,405                --             3,542             3,259     19,110
  2.050              15,462                --            26,370            19,095     62,194
  2.055                  --                --                --                --         --
  2.060              32,152                --            68,142            56,014    136,078
  2.070                  --                --                --               685     24,090
  2.080                  --                --                --                --         --
  2.095               3,334                --             8,760             4,903     29,504
  2.100              12,165                --            19,563            12,539     31,399
  2.110              14,981                --            17,949            15,570     44,228
  2.120                 691                --             1,858               825      7,704
  2.145               2,891                --             4,204             9,519     34,040
  2.150              34,811                --            32,068            19,833     51,928
  2.155                  --                --                --                --         --
  2.160              36,802                --            33,208            26,780     87,098
  2.170                  --                --                --                --      6,530
  2.195               1,041                --             1,593               922      2,907
  2.200               6,989                --            16,895             9,298     48,460
  2.205                  --                --                --                --         --
  2.210              15,150                --            31,645            13,977    108,185
  2.220                 210                --               427               835         --
  2.245                  --                --               299                --      4,029
  2.250              13,446                --             5,597               530     19,007
  2.260              16,389                --            43,949            77,855    110,499
  2.270                  --                --                --                --        584
  2.280                  --                --                --                --         --
  2.295                 660                --             1,989               741      4,459
  2.300               4,389                --             8,630            16,924     17,726
  2.305                  --                --                --                --         --
  2.310               5,617                --             7,809             9,489     33,594
  2.320                 635                --                --                --      1,811
  2.330                  --                --                --                --         --
  2.345               1,387                --             2,247             1,003      6,919
  2.350               1,809                --             5,528             1,691     11,432
  2.360               6,877                --            22,456             8,954     37,373
  2.370                  86                --               239               532         --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
            VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
            -------------    -------------    -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  2.380                --                 --             --              --                --          838                --
  2.395                --                 --             --              --            13,368        1,881             8,543
  2.400                --              1,429            638           3,087             6,268        7,672             1,010
  2.405                --                 --             --              --                --           --                --
  2.410                50              1,154            220           1,198            10,652       18,770             3,860
  2.420                --                 --             --              --                --          261                --
  2.445                --                 --             --              --             7,307           --             1,303
  2.450                --                259            108             421            16,518        2,462             7,527
  2.460                --              1,555            475           2,528            24,808        9,186            33,086
  2.470                --                 --             --              --             3,711           --               968
  2.480                --                 --             --              --                --           40                --
  2.495                --                 --             --              --                62          855                --
  2.500                --                 --             --              --            33,313       13,427            19,228
  2.505                --                 --             --              --                --           --                --
  2.510                --                 --             --              --            26,921       11,920            18,223
  2.520                --                 --             --              --                --           --                --
  2.545                --              1,689            579           3,569               271           --             3,329
  2.550                --                 --             --              --             5,915        6,508             2,545
  2.560                --                309             --              --             7,656        5,707             1,449
  2.570                --                 --             --              --                --           --                --
  2.595                --                 --             --              --             4,302        2,730                --
  2.600                --                 --             --              --            12,089        2,545             1,383
  2.605                --                 --             --              --                --           --                --
  2.610                --              2,357            873           4,661            65,118       37,217             8,896
  2.620                --                 --             --              --                --        1,397                --
  2.645                --                 --             --              --               237        2,832                --
  2.650                --                 --             --              --               591        5,891            16,487
  2.660                --                125             53             276            18,974       13,565            22,269
  2.670                --                 --             --              --               255           --             1,311
  2.680                --                 --             --              --                --           --                --
  2.695                --                 --             --              --               524           --                --
  2.700                --                 --             --              --               159        2,195                --
  2.710                --              1,077            416           1,183            11,934       64,775             1,541
  2.720                --                 --             --              --                --           --                --
  2.745                --                 --             --              --             1,990        2,812               538
  2.750                --                 --             --              --             4,409        2,651             2,075
  2.755                --                 --             --              --                --           --                --
  2.760                --              1,243            674              --            13,793       19,217             7,430
  2.770                --                 --             --              --                --           --                --
  2.795                --                 --             --              --                42        2,962                --
  2.800                --                 --             --              --             1,782        2,015             1,792
  2.805                --                 --             --              --                --           --                --
  2.810                --                 --             --              --               634        6,231             1,184
  2.820                --                 --             --              --             1,865        3,596                --
  2.845                --                 --             --              --                --          422                44
  2.850                --                 --             --              --             1,129          878             1,426
  2.860                --                 --             --              --             2,381           --             1,094


                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.380                  --                --                --                --         --
  2.395               5,391                --             4,091             1,099     10,542
  2.400               2,183                --             4,752             1,916     18,831
  2.405                  --                --                --                --         --
  2.410               3,504                --            11,804             3,915     22,595
  2.420                  --                --                --                --         --
  2.445               1,204                --             2,911             3,611      3,480
  2.450               4,142                --             3,393             1,253     22,664
  2.460               9,710                --             7,897            17,775     33,169
  2.470               1,192                --             3,309                --         --
  2.480                  --                --                --                --         --
  2.495                 933                --                44             3,109      1,038
  2.500                 812                --             5,257             2,811      2,411
  2.505                  --                --                --                --         --
  2.510              10,002                --             2,804             7,754     17,468
  2.520                  --                --               371                --         --
  2.545                  --                --                --                --        745
  2.550                 441                --               158             1,712      8,172
  2.560               5,852                --             8,016             5,631     13,980
  2.570                  --                --                --                --         --
  2.595                  --                --             2,514               104         --
  2.600               4,729                --               485             2,635      9,849
  2.605                  --                --                --                --         --
  2.610               9,868                --             9,766             5,278     32,746
  2.620                  --                --                --                --         --
  2.645                  --                --                --                --      2,518
  2.650                 297                --             2,225             5,036      2,919
  2.660               7,513                --             4,674            17,870     21,276
  2.670                  --                --                --               564         --
  2.680                  --                --                --                --         --
  2.695                 720                --               725               358         --
  2.700               1,586                --               303               275      4,769
  2.710               2,352                --             1,426             6,277     18,362
  2.720                  --                --                --                --         --
  2.745                  --                --             1,896             1,815         --
  2.750                  47                --             2,578               477      4,214
  2.755                  --                --                --                --         --
  2.760               2,199                --               803             3,911     17,959
  2.770                  --                --                --                --         --
  2.795                  --                --                --                13      1,954
  2.800                 734                --             3,619             3,481     16,041
  2.805                  --                --                --                --         --
  2.810                 903                --                --             3,288        686
  2.820                  --                --                --                --         --
  2.845               1,243                --                --             1,473         --
  2.850                  92                --             1,192                --        146
  2.860               1,155                --                --             1,319      1,009

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                   Fifth           Fifth Third           Fifth         Fifth Third           JNL/           JNL/AIM
              Third Balanced    Disciplined Value    Third Mid Cap    Quality Growth    AIM Large Cap      Real Estate
               VIP Portfolio      VIP Portfolio      VIP Portfolio    VIP Portfolio    Growth Portfolio    Portfolio
               -------------      -------------      -------------    -------------    ----------------    ---------
   M&E CLASS
    2.870                  --               --                 --               --               --                --
    2.895                  --               --                 --               --               --             1,854
    2.900                  --               --                 --               --                4             1,235
    2.910                  --               --                 --               --            8,040             1,002
    2.920                  --               --                 --               --               --                --
    2.945                  --               --                 --               --               --                --
    2.950                  --               --                 --               --               --               385
    2.955                  --               --                 --               --               --                --
    2.960                  --               --                 --               --              110             1,450
    2.970                  --               --                 --               --               --                --
    2.995                  --               --                 --               --               --                --
    3.000                  --               --                 --               --               --             1,410
    3.010                  --            1,474                609               --            7,329               210
    3.045                  --               --                 --               --               --                --
    3.050                  --               --                 --               --               --             1,166
    3.060                  --               --                 --               --           13,594            13,415
    3.070                  --               --                 --               --               --                --
    3.095                  --               --                 --               --            1,761                --
    3.100                  --               --                 --               --               --                --
    3.110                  --               --                 --               --               --               257
    3.120                  --               --                 --               --               --                --
    3.145                  --               --                 --               --               --               831
    3.150                  --               --                 --               --               49               504
    3.160                  --            2,642              1,078            5,678            1,613                --
    3.195                  --               --                 --               --               --                --
    3.200                  --               --                 --               --               --                --
    3.210                  --               --                 --               --               --                --
    3.245                  --               --                 --               --               --                --
    3.250                  --               --                 --               --               --                --
    3.255                  --               --                 --               --               --                --
    3.260                  --               --                 --               --               --                --
    3.270                  --               --                 --               --               --             1,723
    3.295                  --               --                 --               --               --                --
    3.300                  --               --                 --               --               --             4,119
    3.310                  --               --                 --               --               --                --
    3.345                  --               --                 --               --               --                --
    3.350                  --               --                 --               --               --                --
    3.360                  --               --                 --               --               --             1,671
    3.395                  --               --                 --               --               --               197
    3.400                  --               --                 --               --               --                --
    3.410                  --               --                 --               --               --                --
    3.445                  --               --                 --               --               --                --
    3.450                  --               --                 --               --               --                --
    3.460                  --               --                 --               --               --                --
    3.470                  --               --                 --               --               --                --
    3.500                  --               --                 --               --               --                --
    3.510                  --               --                 --               --               --                --

                        JNL/                                JNL/                               JNL/Eagle          JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core        SmallCap           Balanced
                  Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio   Equity Portfolio      Portfolio
                  ----------------  ----------------  ----------------  ----------------   ----------------      ---------
   M&E CLASS
    2.870                   --                --                 --               --                 --               --
    2.895                   --               302                 --               --                 --               --
    2.900                  840             3,815                 --               --              5,892              251
    2.910                3,053             2,696                 --            2,156                889            2,679
    2.920                   --                --                 --               --                 --               --
    2.945                   --                --                 --               --                 --            3,051
    2.950                   --                --                 --               --                 --            3,971
    2.955                   --                --                 --               --                 --               --
    2.960                  100             5,644                 --               --                 --            1,568
    2.970                   --                --                 --               --                516               --
    2.995                   --                --                 --               --                 --               --
    3.000                   --                --                 --               --                 --            3,317
    3.010                5,332             3,604                 --              958              2,213            7,916
    3.045                  681                --                 --               --                 --               --
    3.050                   --                --                 --               --                 --               --
    3.060                8,492             5,026                 --            1,000              1,720           12,109
    3.070                   --                --                 --               --                 --               --
    3.095                   --                --                 --               --                577               --
    3.100                   --                --                 --               --                 --               --
    3.110                   --                --                 --               --              2,714            1,260
    3.120                   --                --                 --               --                 --               --
    3.145                  752                --                 --              562                 --               --
    3.150                   --                --                 --            1,543                735               --
    3.160                1,481                --                 --               --                 --            2,728
    3.195                   --                --                 --               --                 --               --
    3.200                   --                --                 --               --                 --               --
    3.210                  930                --                 --               --              1,772               --
    3.245                   --                --                 --               --                 --               --
    3.250                   --                --                 --               --                 --               --
    3.255                   --                --                 --               --                 --               --
    3.260                   --             3,765                 --               --                150               --
    3.270                   --                --                 --               --                 --               --
    3.295                   --                --                 --               --                 --               --
    3.300                   --                --                 --               --                 --               --
    3.310                   --                --                 --               --                 --               --
    3.345                   --                --                 --               --                 --               --
    3.350                   --                --                 --               --                 --               --
    3.360                   --             2,381                 --               --                 --               --
    3.395                   --                --                 --               --                 --               --
    3.400                   --                --                 --               --                 --               --
    3.410                   --                --                 --               --                239               --
    3.445                   --                --                 --               --                 --               --
    3.450                   --                --                 --               --                 --               --
    3.460                   --                --                 --               --                 --               --
    3.470                   --                --                 --               --                 --               --
    3.500                   --                --                 --               --                 --               --
    3.510                   --                --                 --               --                 --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                            Fifth           Fifth Third          Fifth          Fifth Third           JNL/             JNL/AIM
                       Third Balanced    Disciplined Value    Third Mid Cap    Quality Growth     AIM Large Cap       Real Estate
                        VIP Portfolio      VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio      Portfolio
                        -------------      -------------      -------------     -------------    ----------------      ---------
M&E CLASS
   3.545                            --               --                 --               --               --              1,703
   3.560                            --               --                 --               --               --                 --
   3.610                            --               --                 --               --               --                 --
   3.650                            --               --                 --               --               --                 --
   3.660                            --               --                 --               --               --                 --
   3.695                            --               --                 --               --               --                 --
   3.700                            --               --                 --               --               --                 --
   3.710                            --               --                 --               --               --              3,668
   3.750                            --               --                 --               --               --                 --
   3.760                            --               --                 --               --               --                 --
   3.800                            --               --                 --               --               --                 --
   3.860                            --               --                 --               --               --                 --
   3.895                            --               --                 --               --               --                 --
   3.910                            --               --                 --               --               --                 --
   4.000                            --               --                 --               --               --                 --

PERSPECTIVE
 Standard Benefit                   --               --                 --               --          823,897            273,150
  Maximum Anniversary
    Value Benefit                   --               --                 --               --           11,206                 --
  Earnings Protection
    Benefits                        --               --                 --               --           13,841                 --
  Combined Optional
    Benefits                        --               --                 --               --            2,627                 --

                                ------          -------            -------          -------        ---------          ---------
    Total                       11,435          406,265            168,609          708,532        6,605,162          2,004,859
                                ======          =======            =======          =======        =========          =========

                             JNL/                                JNL/                               JNL/Eagle        JNL/FMR
                         AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap        Balanced
                       Growth Portfolio  Growth Portfolio    Growth Portfolio  Equity Portfolio  Equity Portfolio    Portfolio
                       ----------------  ----------------    ----------------  ----------------  ----------------    ---------
M&E CLASS
   3.545                         --                --                 --               --                 --               --
   3.560                         --                --                 --               --              1,028               --
   3.610                         --                --                 --               --                995               --
   3.650                         --                --                 --               --                 --               --
   3.660                         --                --                 --               --                 --               --
   3.695                         --                --                 --               --                 --               --
   3.700                         --                --                 --               --                 --               --
   3.710                         --                --                 --               --                 --               --
   3.750                         --                --                 --               --                 --               --
   3.760                         --                --                 --               --                 --               --
   3.800                         --                --                 --               --                 --               --
   3.860                         --                --                 --               --                 --               --
   3.895                         --                --                 --               --                 --               --
   3.910                         --                --                 --               --                174               --
   4.000                         --                --                 --               --                 --               --

PERSPECTIVE
 Standard Benefit           509,402         5,978,487                 --        2,066,105          2,390,489        3,821,380
  Maximum Anniversary
    Value Benefit             6,179             4,936                 --            8,362              7,561           31,788
  Earnings Protection
    Benefits                  2,256            29,048                 --           12,186             10,487           33,449
  Combined Optional
    Benefits                    702             1,351                 --              368              1,090            3,581

                          ---------         ---------              -----        ---------          ---------       ----------
    Total                 3,570,161         8,153,498                 --        4,662,983          4,180,785       10,813,065
                          =========         =========              =====        =========          =========       ==========

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/FMR          JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                Capital       Templeton Small Cap       Mid Cap        International     International       Mid Cap
            Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
            ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
   1.000            --                 --                   --              4,258            28,235          48,655
   1.100            --                 --                   --              2,822            12,220             552
   1.150        89,106             22,083              144,640            221,983           563,329         613,964
   1.250        63,163             97,730              121,217            202,259           424,807         423,150
   1.300        25,283             29,614               39,887            173,414           254,624         315,769
   1.350            --                 --                   --             32,948            60,045          21,150
   1.395            --                 --                   --                 --                --              --
   1.400        18,641             21,369                5,308             75,732           216,257         269,893
   1.420            --                 --                   --                 --                --              --
   1.450        17,462              1,673                2,310             49,160            77,386          93,939
   1.500        49,423             28,975              137,140            202,589           393,062         375,456
   1.545        17,634              3,112                9,053             21,795            55,916          70,066
   1.550         2,546              5,984                6,740             26,098            96,290          84,646
   1.560            --             19,298                   --                 --                --              --
   1.570         1,432                 --                1,956              1,873            19,675          11,922
   1.575            --                 --                   --                 --                --              --
   1.600        37,211             56,255              104,961            144,239           508,116         247,456
   1.605            --                 --                   --                588                --              --
   1.630            --                 --                   --              2,412               241             142
   1.645           697              1,201                4,162                923             9,200           7,993
   1.650        48,595             87,535              160,612            213,497           325,579         376,083
   1.660            --                 --                   --                 --            31,565           9,961
   1.670         3,401              1,244                  625                790             6,586           8,899
   1.695         3,258              2,188                2,514              9,999            65,979          21,373
   1.700        19,672             10,778               17,079             64,010           226,679         216,272
   1.710        44,555             33,737               66,979            192,135           508,374         482,589
   1.720         2,533                 --                   --              4,735             2,364          10,028
   1.725            --                 --                   --                 --                --              --
   1.745            --                 --                   --                 --                --              --
   1.750        10,709             13,827                5,571             44,722            99,938          94,631
   1.760         1,335              3,235                   --              5,817             1,499           8,307
   1.795           788                 --                   --              4,242            20,193          13,341
   1.800        10,329             24,429               44,408             60,572           104,482         162,818
   1.810        38,183             56,192              109,701             82,080           358,913         253,640
   1.820            --                738                  728              2,637             2,602          14,300
   1.825            --                 --                   --                 --                --              --
   1.845         2,589                 --                   --              8,358            32,626          34,408
   1.850        16,192              6,892               20,457             40,824            75,474          84,990
   1.855            --                 --                   --                 --                --              --
   1.860        20,283             11,505               27,712            100,109           153,243         297,587
   1.870            --                 --                   --                 --             4,975           2,522
   1.880            --                 --                   --                 --                --              --
   1.895         3,017              2,537                5,382             20,866            25,289          31,896
   1.900         8,859             18,518               29,002             56,792           134,126         115,430
   1.905            --                 --                   --                 --               563              --
   1.910            --                 --                   --                 --             2,523              --
   1.920           243              2,803               10,450              2,302             9,055          11,165

                                                                                                 JNL/MCM
               JNL/Lazard                     JNL/MCM         JNL/MCM           JNL/MCM         Enhanced
                Small Cap         JNL/MCM    Bond Index    Communications  Consumer Brands     S&P 500 Stock
             Value Portfolio   25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio   Index Portfolio
             ---------------   ------------  ---------   ----------------  ----------------   ---------------
M&E CLASS
   1.000            8,791         120,015       46,513            --              4,627            30,764
   1.100               74         106,405           --         4,137                732               313
   1.150          703,010       4,522,803    1,116,470        43,043             41,482           709,122
   1.250          338,437       4,483,363    1,120,843        89,837             58,925           290,474
   1.300          270,006       1,040,696      431,719            --             16,250           294,762
   1.350           59,226          62,953        7,144        29,966             12,239                --
   1.395               --              --           --            --                 --                --
   1.400          223,205         850,572      234,094         9,515             19,871           195,434
   1.420               --           6,305           --            --                 --                --
   1.450           97,777         474,782      189,412        12,940              9,259            71,703
   1.500          308,769       3,371,122      902,995        83,801             43,844           278,981
   1.545           54,311         413,406       73,100         1,109              1,859            72,729
   1.550           49,651         671,549      276,244        23,759             15,221            49,163
   1.560               --          72,025           --            --                 --                --
   1.570           15,604          71,488       23,810            --                 --             8,259
   1.575               --              --           --            --                 --                --
   1.600          305,074       2,556,134    1,107,523        81,491             40,035           235,538
   1.605               --           2,052           --            --                 --                --
   1.630            1,502           8,239        3,304            --                 --             3,849
   1.645            5,435         105,193       27,631           223                751             5,026
   1.650          448,845       3,488,614    1,044,588        47,246             41,378           230,062
   1.660               --          68,225           --            --                 --             2,487
   1.670            6,032          68,924        9,298            --                 32             1,535
   1.695           26,326         161,322       62,678           881              2,943            48,569
   1.700          160,766       1,121,391      444,931        53,153             38,533           165,233
   1.710          475,422       1,939,048      591,935        55,415             28,428           384,109
   1.720            3,704          23,603        7,868            --                714             2,917
   1.725               --              --           --            --                 --                --
   1.745               --              --           --            --                 --                --
   1.750           86,317         578,158      153,977         5,316              9,172            67,874
   1.760            5,042         201,931       37,556           207                 87                --
   1.795           13,407          95,927        4,459           746                 --            26,814
   1.800          100,937       1,030,259      203,532        21,271             17,934           136,385
   1.810          185,911       1,758,387      491,294        67,583            124,640           250,194
   1.820           11,833           9,149        7,396            --                 --             6,299
   1.825               --              --           --            --                 --                --
   1.845           27,914         142,096       30,888         9,160              4,669            19,102
   1.850           51,786         660,796      248,877         7,790             21,575            27,158
   1.855               --             105           --            --                 --                --
   1.860          187,398         844,186      428,602         1,222             21,663           243,879
   1.870               --          33,310           --            --                402             5,561
   1.880               --             468           --            --                 --                --
   1.895           50,360         120,984       25,676        30,499              6,291            20,045
   1.900           87,974         791,683      277,273        27,403             18,415            72,345
   1.905               --             220        2,003            --                 --                --
   1.910               --          24,367           --            --                 --                --
   1.920            6,157          59,193       24,432         1,682                916             6,460

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/FMR          JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                Capital       Templeton Small Cap      Mid Cap        International     International       Mid Cap
            Growth Portfolio    Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
            ----------------    ---------------    ---------------   ----------------  ---------------  ---------------
M&E CLASS
 1.945         10,120.00            1,505                1,479            4,374             34,088            8,244
 1.950            10,765            5,679               13,634           24,685             87,939           77,266
 1.955                --               --                   --               --                 --               --
 1.960            22,848            1,340               18,672           81,759            136,852          136,774
 1.970               245               --                   --               --             11,320            1,420
 1.980                --               --                   --               --                 --               --
 1.995             1,069              756                6,157            3,993             28,193           20,383
 2.000             8,337           19,614               16,265           27,657            303,575           99,468
 2.005                --            2,274                2,220              293                 --              334
 2.010             5,415               --                   --           10,115             31,173           45,005
 2.020             3,317               --                2,428              393             12,225            5,911
 2.030                --               --                   --               --                 --               --
 2.045             2,794            2,475                6,441            5,033             18,721           13,838
 2.050             8,106            7,129                9,634           23,092            138,111           77,543
 2.055                --               --                   --               --                 --               --
 2.060             6,251           32,892               41,446           56,605            211,304          144,517
 2.070               545              476                   --            2,304                 --              866
 2.080                --               --                   --               --                 --               --
 2.095             1,134            3,020                   --           16,597             33,384           26,698
 2.100             8,929            7,626                9,257           22,232            168,737           62,575
 2.110             4,579           10,489                8,704           10,268             50,675           52,827
 2.120               204               70                   67               --              5,251            3,572
 2.145             5,671               59                   --            3,735              4,169           23,668
 2.150            12,767           25,382               12,416           50,194             78,388           76,989
 2.155                --               --                   --               --                 --               --
 2.160            13,762           11,863               26,696           23,273            170,041          123,370
 2.170                --               --                   --            4,273                 --               --
 2.195                --            1,547                2,020            3,038              2,299            9,013
 2.200             3,038           38,649               41,118           12,217             43,977           52,024
 2.205                --               --                   --               --                 --               --
 2.210            11,909           35,727               56,929           28,053            160,059           87,808
 2.220               106               --                   --               --              2,178              990
 2.245                --            1,591                  762               --              1,338           15,358
 2.250             1,008            2,571                3,786           32,127             37,277           24,852
 2.260            27,015            7,083                6,038           39,102            136,386          194,563
 2.270               395               --                1,873               --                 --            1,458
 2.280                --               --                   --               --                 --               --
 2.295                --            1,187                1,150              143             13,205            7,742
 2.300             6,196            2,169                  466           10,858             53,931           42,639
 2.305                --               --                   --               --                 --               --
 2.310             6,644            1,373               15,137            2,064             42,515           34,884
 2.320                --              196                  193               --              1,207              950
 2.330                --               --                   --               --                 --               --
 2.345                10               19                  413            1,887              4,315            5,950
 2.350               237              991                   --            3,107             29,908            8,710
 2.360            15,378           35,666               35,252           37,420             74,997          134,958
 2.370               128               --                   --               --                210              689

                                                                                                   JNL/MCM
               JNL/Lazard                       JNL/MCM        JNL/MCM            JNL/MCM         Enhanced
                Small Cap         JNL/MCM      Bond Index   Communications    Consumer Brands   S&P 500 Stock
              Value Portfolio   25 Portfolio   Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
              ---------------   ------------   ---------   ----------------  ----------------  ---------------
M&E CLASS
 1.945             8,928           64,932        43,234          1,230             6,762           24,335
 1.950            65,954          567,470       301,340         13,207            12,404          156,806
 1.955                --            7,524         3,196             --                --               --
 1.960           146,353          629,683       119,273          6,745            14,819           69,651
 1.970                --           67,936         1,797             --                --               --
 1.980                --               --           349             --                --               --
 1.995            15,406           79,114        57,323         10,608               875           15,359
 2.000           144,558          724,019       319,551          3,880            10,620           51,741
 2.005               199           13,949           143             --                --               --
 2.010            50,826          242,080        54,789             --             2,426           31,085
 2.020             5,403           39,689        18,814            589             1,215            5,632
 2.030                --              193           195             --                --               --
 2.045            10,852          133,331        46,178          2,130             1,272           23,734
 2.050            74,490          574,319       182,629          3,247             3,614           60,327
 2.055                --              673           553             --                --               --
 2.060           151,954        1,086,674       410,579         78,120            17,435           43,606
 2.070               780           24,146        11,476          1,932                --               --
 2.080                --               --           366             --                --               --
 2.095            27,317           61,202        29,718          5,568               549           17,093
 2.100            78,902          527,582       219,880         15,624             3,764           28,646
 2.110            39,093          221,778       338,559         18,534            16,898           73,675
 2.120             1,615           14,962         3,993             --                --              761
 2.145            20,892           48,597        24,973             98               296            5,295
 2.150            51,560          461,831       176,180         35,428            14,778           71,500
 2.155                --               --            --             --                --               --
 2.160           106,238          925,193       376,683         92,322            39,220          120,710
 2.170             2,023            7,426           944             --                --              733
 2.195             5,633           21,773         8,166             --                --            4,125
 2.200            44,981          297,718        84,817         13,510             5,348           10,367
 2.205                --               --           688             --                --               --
 2.210            78,214        1,265,035       459,196         36,199            25,320           83,234
 2.220             1,992            2,506         5,512             --                --              862
 2.245            16,281           31,946        13,206             --               303            5,376
 2.250            21,302          213,019        68,340          1,233                67           26,203
 2.260           114,525          466,812       193,616         10,168             6,508           59,866
 2.270             2,219            7,363           961             --                --            3,475
 2.280                --              134            --             --                --               --
 2.295             3,379           27,409        15,389             --               309            5,004
 2.300            25,994          201,919        65,974             --               281           18,905
 2.305                --            1,415         2,654             --                --               --
 2.310            20,603          245,269       132,449          4,271             6,036           46,479
 2.320             1,213           10,525         3,215             --                --               --
 2.330                --            2,127            --             --                --               --
 2.345             3,553           33,434        17,126            303               250            1,274
 2.350             9,143          123,649         5,547          7,166               417            2,756
 2.360           104,724          442,538       117,600          3,371             5,866           15,486
 2.370               799            2,977           393             --               208              217

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/FMR          JNL/Franklin      JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small Cap       Mid Cap         International    International       Mid Cap
           Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
 2.380           --                 --                 551                 --               --                --
 2.395          628                820               1,566              6,341           20,530            18,728
 2.400        2,571              1,534               4,439              4,228           11,071            14,325
 2.405           --                 --                  --                 --               --               250
 2.410        6,900              7,388               9,518             10,112           29,421            24,107
 2.420           --                 --                  --                 --           17,250               169
 2.445        2,583                928               1,715                121            2,939             3,884
 2.450        3,293                227               3,487              4,353           20,622            21,929
 2.460        5,730              4,006               3,563              6,173           46,905            60,824
 2.470          133                 --                  --                 --               --                --
 2.480           --                 --                  --                 --               --                --
 2.495          478                365                 535                232            5,531             3,486
 2.500        1,991              3,167              15,204             13,631           34,538            14,111
 2.505           --                 --                  --                 --               --                --
 2.510        6,257              2,502              18,685             21,550           40,350            36,089
 2.520           --                 --                  --                 --            1,488             1,088
 2.545          168              1,853               1,172              6,270            3,358             4,148
 2.550        4,345              3,167               2,809              1,127            4,510            15,677
 2.560        5,694              2,929               8,900             11,840           42,884            12,091
 2.570           --                 --                  --                 --               --                --
 2.595           --              3,322               3,218                 --            3,904               147
 2.600        1,531              1,289               9,684                 --            9,622             7,390
 2.605           --                 --                  --                 --               --                --
 2.610        2,207              7,481               6,917             10,358           62,314            65,316
 2.620           --                 --                  --                 --              753               699
 2.645           --                186                 180                474            3,456               305
 2.650          612                 --                  --                 --           28,162            12,261
 2.660       12,510              6,434               5,613              6,115          124,675            64,028
 2.670           --              2,902               1,398                 --            2,369               845
 2.680           --                 --                  --                 --               --                --
 2.695           --                572                  --                 53               --               644
 2.700          675                916                 902                 --           10,936             2,389
 2.710        8,143              6,490               4,725             13,972           36,780            13,761
 2.720           --                 --                  --                 --               --                --
 2.745           --                275               2,228                868            3,630               878
 2.750        2,275              1,187                 829              4,332           13,199             5,252
 2.755           --                 --                  --                 --               --                --
 2.760        2,705              8,735               7,231              6,695           24,366            16,505
 2.770           --                 --                  --                741               --               573
 2.795           --                 --                  --                 --            1,921                23
 2.800          383                778                 691              1,624           12,577             5,458
 2.805           --                 --                  --                 --               --                --
 2.810           --              3,108               8,715              5,503            8,627             3,355
 2.820           --                 --                  --                 --               --               613
 2.845           --                 --                  47                 --              443             1,251
 2.850            7                 13                 467              3,947            1,478             1,462
 2.860           --                273                  --                107            1,376             1,967

                                                                                                   JNL/MCM
                JNL/Lazard                      JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                Small Cap         JNL/MCM      Bond Index   Communications    Consumer Brands   S&P 500 Stock
              Value Portfolio   25 Portfolio   Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
              ---------------   ------------   ---------   ----------------  ----------------  ---------------
M&E CLASS
 2.380             --               --           991             --                  --                 --
 2.395          9,896           57,066        15,360            479                 204              4,290
 2.400          5,879           71,302        38,271          3,393               1,485              4,225
 2.405            153               --            --             --                  --                 --
 2.410         32,225          243,495       117,747          6,030               4,471             12,828
 2.420          6,111            5,866        12,010             --                  --                 --
 2.445          4,176           17,717        14,060             --                  --                 --
 2.450         24,100          103,565        43,860            403               1,621             16,281
 2.460         54,860          270,091       110,181         31,861              18,370             36,814
 2.470             --            3,919         2,242             --                  --             14,039
 2.480             --               --            70             --                  --                 --
 2.495          1,227           20,383         4,109             --                  --                 --
 2.500         25,433           54,200        47,885             --               3,352              5,029
 2.505             --            1,182            --             --                  --                 --
 2.510         52,180          156,363        82,754          5,537               8,264             19,568
 2.520            672            7,904         1,029             --                  --                380
 2.545          5,664           14,237        15,021             --                  --                 --
 2.550         15,036           77,835        12,816             59                  --              1,382
 2.560         45,687          260,215       142,045            860              13,300             21,537
 2.570             --            1,905         4,160             --                  --                 --
 2.595             --           14,681         2,041             --                 312              3,165
 2.600          5,660           73,954         9,362            727                  --              2,729
 2.605             --              590            --             --                  --                 --
 2.610         35,522          303,348        90,805          2,782               9,617             36,910
 2.620             --            1,464            --             --                  --                 --
 2.645            822           25,504         9,452             --                  --                 --
 2.650         12,869           34,723        13,492          8,636                 949              1,666
 2.660        106,020          181,375        57,623          5,236               1,993              2,557
 2.670          1,005            6,832         1,153             --                  --                 --
 2.680             --            3,061            --             --                  --                 --
 2.695             46            9,856         1,332          1,290                 545                 --
 2.700          3,975           28,529        13,956             --                  --              4,468
 2.710         24,088          178,324       119,082         12,840               1,624             13,245
 2.720             --               --            --             --                  --                 --
 2.745            790           24,408            --             --                  --              6,030
 2.750          4,741           11,605           714             --                  --                 --
 2.755             --               --           989             --                  --                 --
 2.760          9,398          131,115        46,983          2,611               1,713              5,835
 2.770             --               --            --             --                  --              3,575
 2.795             --              127         1,363             --                 475                 --
 2.800          3,972           10,067         9,661             --                  --             16,015
 2.805             --               --            --             --                  --                 --
 2.810            970           48,253        13,765          3,537                  --              9,474
 2.820             --              670            --             --                  --                 --
 2.845             38               --           248             --                  --                 --
 2.850          1,353            1,476           163             --                  --                 --
 2.860          5,456           35,856         2,693             --                 385              9,198

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                   JNL/FMR          JNL/Franklin      JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                   Capital       Templeton Small Cap       Mid Cap        International     International        Mid Cap
               Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
               ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
 2.870                 --                 --                   --               --                --                --
 2.895                268                 --                   --               --             4,081             1,262
 2.900                135                205                   --            3,726             5,178            21,254
 2.910                955                165                1,529            2,723             7,501             9,015
 2.920                 --                 --                   --               --                --                --
 2.945                 --                 --                  265               --               424               370
 2.950                 --                 --                   --               --                --               399
 2.955                 --                 --                   --               --                --                --
 2.960                 --                 --                  738           20,709             2,835             2,787
 2.970                 --                 --                   --               --               342               561
 2.995                 --                 --                   --               --                --                --
 3.000                 --                 --                   --               --             1,498                --
 3.010                236              1,373                  969            2,126             8,707            11,918
 3.045                 --                 --                   --               --                --                --
 3.050              1,559              1,214                1,202              798             2,129                --
 3.060              2,554                396                2,529           15,932            11,577             7,916
 3.070                 --                 --                   --               --                --                --
 3.095                 --                 --                   --               --                --             1,004
 3.100                 --                 --                   --               --                --                --
 3.110                 --                984                  963              904             1,276               976
 3.120                 --                 --                   --               --                --                --
 3.145                 --                 --                   --               --               893               276
 3.150                  7                 13                   --               11             2,973             1,093
 3.160                291                 --                   --            1,020               133             1,027
 3.195                 --                 --                   --               --                --                --
 3.200                 --                 --                   --               --                --                --
 3.210                 --                 --                   --               --               606             1,839
 3.245                 --                 --                   --               --                --                --
 3.250                 --                 --                   --               --                --                --
 3.255                 --                 --                   --               --                --                --
 3.260                 --                 --                   --               --               355               958
 3.270                 --                 --                   --               --             1,867                --
 3.295                 --                 --                   --               --                --                --
 3.300                 --                 --                   --               --             4,472                --
 3.310                205                 --                   --               --                --                --
 3.345                 --                 --                   --               --                --                --
 3.350                 --                 --                   --               --                --                --
 3.360                 --                 --                   --               --               425                --
 3.395                 --                 --                   --               --               215               205
 3.400                 --                 --                   --               --                --                --
 3.410                 --                359                  135               --               400               151
 3.445                164                 --                   --               --                --                --
 3.450                 --                 --                   --               --                --                --
 3.460                 --                 --                   --               --                --                --
 3.470                 --                 --                   --               --                --                --
 3.500                 --                 --                   --               --                --                --
 3.510                 --                 --                   --               --                --                --

                                                                                  JNL/MCM
                                JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                    JNL/MCM    Bond Index   Communications   Consumer Brands    S&P 500 Stock
                 25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                 ------------  ---------   ----------------  ----------------  ---------------
M&E CLASS
 2.870                 --           --           --                  --               --
 2.895              1,784          786           --               5,119               --
 2.900             10,970       16,545           --                  --               --
 2.910             29,642       11,550        3,213                  --            6,625
 2.920                 --           --           --                  --               --
 2.945                 --           --           --                  --               --
 2.950              4,953        1,913           --                  --               --
 2.955                 --           --           --                  --               --
 2.960             36,137       16,952           --               2,553               --
 2.970                 --           --           --                  --               --
 2.995                 --        3,338           --                  --               --
 3.000              3,038          307           --                  --               --
 3.010             39,524       16,770           --               7,199              989
 3.045              1,096           --           --                  --               --
 3.050              5,810           --           --                  --               --
 3.060             77,122       15,003        1,218               1,590            2,588
 3.070              1,017           --           --                  --               --
 3.095              1,257        3,734           --               1,034               --
 3.100              2,995           --           --                  --               --
 3.110              4,633           23           --                  --            6,674
 3.120                 --           --           --                  --               --
 3.145                 --           --           --                  --               --
 3.150                 --           --           --                  --               --
 3.160             18,279        7,717           --                 143               --
 3.195                 --        2,324           --                  --               --
 3.200              4,217           --           --                  --               --
 3.210              1,207          653        7,207                  --               --
 3.245                 --           --           --                  --               --
 3.250                 --           --           --                  --               --
 3.255              2,315           --           --                  --               --
 3.260              8,626        2,688           --                  --               --
 3.270                 --           --           --                  --               --
 3.295                 --           --           --                  --               --
 3.300                 --           --           --                  --               --
 3.310              4,455        1,011           --                  --              376
 3.345                 --           --           --                  --               --
 3.350                 --           --           --                  --               --
 3.360                 --          733           --                  --               --
 3.395                 --           --           --                  --               --
 3.400                 --           --           --                  --               --
 3.410                233          142           --                  --               --
 3.445                 --           --           --                  --               --
 3.450                 --           --           --                  --               --
 3.460                986           --           --                  --               --
 3.470                 --           --           --                  --               --
 3.500                 --           --           --                  --               --
 3.510                190          544           --                  --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                           JNL/FMR           JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                           Capital       Templeton Small Cap       Mid Cap        International     International       Mid Cap
                       Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                       ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
   3.545                        --                 --                 --                 --              1,881                --
   3.560                        --                 --                 --                 --              2,539                --
   3.610                       550                 --                 --                 --                 --                --
   3.650                        --                 --                 --                 --                 --                --
   3.660                        --                 --                 --                 --                 --                --
   3.695                        --                 --                 --                 --                 --                --
   3.700                        --                 --                 --                 --                 --                --
   3.710                        --                 --                 --                 --              4,101                --
   3.750                        --                 --                 --                 --                 --                --
   3.760                        --                 --                 --                 --                 --                --
   3.800                        --                 --                 --                 --                 --                --
   3.860                        --                 --                 --                 --                 --                --
   3.895                        --                 --                 --                 --                 --                --
   3.910                        --                256                244                251                285                --
   4.000                        --                 --                 --                 --                 --                --

PERSPECTIVE
 Standard Benefit        5,975,266            217,236            420,400          3,298,191          1,256,862         2,303,013
  Maximum Anniversary
    Value Benefit            5,152                 --                 --              2,152                 --            13,343
  Earnings Protection
    Benefits                18,319                 --              5,132             11,411              9,177             7,504
  Combined Optional
    Benefits                   172                 --                 --                149              2,598               494
                         ---------          ---------          ---------          ---------          ---------         ---------
    Total                6,833,713          1,119,918          1,978,342          6,119,341          9,007,293         9,282,242
                         =========          =========          =========          =========          =========         =========

                                                                                                              JNL/MCM
                           JNL/Lazard                     JNL/MCM        JNL/MCM           JNL/MCM            Enhanced
                           Small Cap        JNL/MCM      Bond Index    Communications   Consumer Brands     S&P 500 Stock
                         Value Portfolio  25 Portfolio   Portfolio    Sector Portfolio  Sector Portfolio   Index Portfolio
                         ---------------  ------------   ---------    ----------------  ----------------   ---------------
M&E CLASS
   3.545                          --              --            --               --                --               --
   3.560                          --           4,111         5,242               --             3,714            2,277
   3.610                          --           1,910            --               --                --            2,163
   3.650                          --              --            --               --                --               --
   3.660                          --              --            --               --                --               --
   3.695                          --              --            --               --                --               --
   3.700                          --              --            --               --                --               --
   3.710                          --              --            --               --                --               --
   3.750                          --              --            --               --                --               --
   3.760                          --              --            --               --                --               --
   3.800                          --              --            --               --                --               --
   3.860                          --              --            --               --                --               --
   3.895                          --              --            --               --                --               --
   3.910                          --              --           269               --                --               --
   4.000                          --              --            --               --                --               --

PERSPECTIVE
 Standard Benefit          1,817,558       3,600,014       637,469        1,650,588           805,194          442,645
  Maximum Anniversary
    Value Benefit             15,064          13,401         4,912               --                --            5,908
  Earnings Protection
    Benefits                   8,207          70,360           775           43,009            31,379            3,724
  Combined Optional
    Benefits                   1,889             351         4,089               --                --               --
                           ---------      ----------    ----------        ---------         ---------        ---------
    Total                  8,217,369      48,527,015    15,410,606        2,866,394         1,727,352        5,772,672
                           =========      ==========    ==========        =========         =========        =========

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

               JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM       JNL/MCM         JNL/MCM
              Financial          Global         Healthcare      International        JNL 5        Nasdaq(R)      Oil & Gas
           Sector Portfolio   15 Portfolio    Sector Portfolio  Index Portfolio    Portfolio   15 Portfolio   Sector Portfolio
           ----------------   ------------    ----------------  ---------------    ---------   ------------   ----------------
M&E CLASS
   1.000            --            111,736           4,615           39,277           205,908            --         22,939
   1.100            --            117,079           4,409           28,392           325,146        17,906          2,156
   1.150        53,676          4,508,326         350,173        1,363,338         2,957,499       233,389        248,797
   1.250        99,972          4,849,165         537,173        1,603,189        13,718,920       600,076        453,938
   1.300        26,104          1,023,153          49,988          479,223           615,640        38,224         79,971
   1.350        11,156             79,214          24,420           92,607           117,127        25,519         22,533
   1.395            --                 --              --               --                --            --             --
   1.400        26,792            832,182          43,946          348,299           881,290        72,435         67,478
   1.420            --              6,756              --           11,040                --            --             --
   1.450        53,075            457,927          65,916          191,137           190,830        42,755         34,265
   1.500        99,089          3,539,036         263,843        1,275,918         3,985,070       153,997        273,368
   1.545           381            329,802          14,759          121,690           234,385         7,923         59,999
   1.550       101,405            678,280         101,053          296,086         1,887,841        82,210         69,619
   1.560            --             68,424              --            5,434            56,133            --         87,402
   1.570         1,396             63,570           3,857           25,399           153,409         3,797          5,165
   1.575            --                 --              --               --                --            --             --
   1.600        52,545          2,763,201         224,642          970,120         3,598,976       100,924        246,296
   1.605            --              2,123              --               --             8,963            --             --
   1.630            --              5,612             101              375             2,272         3,680          2,137
   1.645           131            107,828           7,765           35,696           143,824        13,894          4,587
   1.650        56,904          3,726,255         253,272        1,178,486        12,122,577       263,875        327,435
   1.660            --             47,955           9,834            3,815           489,658        10,120             --
   1.670            --             74,187           7,786           28,646            99,177         3,903          7,825
   1.695         2,785            152,178          19,676           46,859           207,362         4,532         13,621
   1.700        51,832          1,015,771         123,721          497,869         2,042,555        81,270        115,812
   1.710       127,926          1,994,538         260,127          760,814         2,192,356       113,401        284,665
   1.720            --             24,812           3,604            5,387             4,189         2,520          5,336
   1.725            --                 --              --               --                --            --             --
   1.745            --                 --              --               --             4,924            --          2,391
   1.750         6,274            574,725          46,528          202,303         1,553,706        10,932         61,398
   1.760         1,158            203,483           3,946           38,278           111,643         3,892         10,286
   1.795         6,952             96,155           3,201           16,922            58,212            --         13,345
   1.800        52,887          1,050,573         115,146          294,251         1,865,157       138,665         97,522
   1.810       148,831          1,808,680         237,095          685,455         5,017,982       133,652        253,708
   1.820            --              5,740             624           11,608            23,111            --             --
   1.825            --                 --              --               --                --            --             --
   1.845         2,234            123,303          10,058           26,725           148,272        10,279         17,325
   1.850        19,995            694,244          52,863          256,830         2,345,098        77,074         76,484
   1.855            --                 99              --               --                --            --             --
   1.860        23,957            853,956          66,861          361,285           785,835        34,591         62,493
   1.870           363             24,804           2,836           23,900                --            --          3,071
   1.880            --                464              --               --                --            --             --
   1.895        11,129            123,388          48,276           53,258           222,122        12,024         26,773
   1.900        27,236            786,294          80,760          289,198         3,055,852       207,719        100,371
   1.905           499                208             565            1,612               518            --            263
   1.910            --                 --              --            7,941            38,992            --         15,337
   1.920         2,360             58,388          10,644           16,729            54,397         1,621         10,790

                  JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
               S&P 400 MidCap      S&P 500       Select Small Cap     Small Cap         Technology
             Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
             ---------------   ---------------       ---------     ---------------   ----------------
M&E CLASS
   1.000           37,333            57,589            68,349            42,319           18,206
   1.100           19,906            69,994            65,376            14,707            4,961
   1.150        1,513,798         3,296,341         2,550,098         1,281,527          418,279
   1.250        1,282,474         2,481,534         2,518,830         1,059,838          699,504
   1.300          642,199         1,310,836           614,492           603,585           25,882
   1.350           38,051            49,566            41,049            38,088               --
   1.395               --                --                --                --               --
   1.400          378,441           732,015           474,175           337,472           37,228
   1.420           11,304             6,661             3,968                --               --
   1.450          249,069           527,871           294,246           202,256          154,310
   1.500        1,558,311         2,380,260         2,009,955         1,174,589          204,763
   1.545          176,713           239,939           186,729           107,045            5,320
   1.550          394,216           596,646           325,779           340,677          279,270
   1.560            1,434             2,378            43,114             1,897               --
   1.570           32,406            68,635            35,876            13,385            2,069
   1.575               --                --                --                --               --
   1.600        1,092,734         1,687,827         1,594,571           882,169          195,069
   1.605               --            18,040             1,398                --               --
   1.630              383               492             3,640             5,505               --
   1.645           40,878            36,677            49,663            22,971           11,977
   1.650        1,049,306         2,003,198         2,014,486           891,116          185,207
   1.660           14,153            14,863            40,380             6,190           18,619
   1.670           34,629            24,955            31,442            11,500            8,239
   1.695           65,890           184,776            88,897            60,661           18,061
   1.700          487,124         1,111,764           555,786           464,401          103,401
   1.710          784,435         1,689,436         1,085,380           637,722          260,379
   1.720           14,763            20,787            14,506             4,153            2,888
   1.725               --                --                --                --               --
   1.745            4,194                --                --                --               --
   1.750          191,681           418,161           331,462           176,544           28,708
   1.760           38,194            47,867           120,785            34,435              674
   1.795           27,464            63,833            61,099            18,562           11,923
   1.800          319,659           580,234           568,549           258,416           97,624
   1.810          654,326         1,269,913           952,261           614,523          399,888
   1.820            7,331            14,936             3,849             5,773               --
   1.825               --                --                --                --               --
   1.845           54,862           135,473            56,139            46,667           12,454
   1.850          226,334           415,723           371,097           225,728           12,490
   1.855               --                --                64                --               --
   1.860          407,934           825,814           478,396           355,586           85,281
   1.870           43,162            28,372             5,637            18,225            2,135
   1.880               --                --               296                --               --
   1.895           68,210           152,616            75,434            60,417          106,484
   1.900          314,072           562,053           430,817           273,836           66,608
   1.905            1,672             2,134               131             1,716            1,060
   1.910            3,141                --                --                --               --
   1.920           19,288            52,546            28,953            17,441            4,889

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
               Financial            Global           Healthcare       International         JNL 5           Nasdaq(R)
           Sector Portfolio      15 Portfolio     Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.945              641.00               55,629             7,712             26,093           268,004            11,698
  1.950              48,835              574,881            88,209            197,524         1,352,916            51,905
  1.955                 477                7,473               337                588             3,279                --
  1.960              12,215              742,652            48,733            153,192           322,621            53,286
  1.970                  --               10,925             5,421              2,887                --             9,436
  1.980                 183                   --               135                204             1,267                --
  1.995               1,668               86,265             1,888             49,028           160,526               710
  2.000              24,424              798,156            85,285            303,192         2,606,515            64,561
  2.005                  --               15,600                --              1,833             2,099                --
  2.010               1,090              240,293            13,754             46,247           121,426             3,063
  2.020                 391               41,466             1,395             10,316            45,686                --
  2.030                  --                  178                --              1,099                --                --
  2.045               1,183              130,405             3,564             70,679           360,608            20,826
  2.050              13,362              635,786            30,194            166,170           645,780            62,398
  2.055                  --                  659                --                 --                --                --
  2.060              41,412            1,182,098           132,685            456,072         1,963,250            80,121
  2.070               1,760               20,521             5,970             21,511           129,622             1,098
  2.080                  --                   --                --                313                --                --
  2.095               1,605               62,208             3,020             31,222           114,440             7,285
  2.100              22,031              546,546            57,809            258,170         1,599,847            21,746
  2.110              14,704              265,152            39,229            238,880         1,232,491            20,559
  2.120                  --                9,180               377              8,175            11,228                --
  2.145                 870               52,795             1,254             21,644            29,760             5,993
  2.150              39,412              482,071            83,103            185,464         1,878,653            23,965
  2.155                  --                   --                --                 --                --                --
  2.160              65,982              957,473            74,727            331,420         1,195,361             9,096
  2.170                  --                8,462                --              3,306             2,696                --
  2.195                 364               25,778             1,139              7,068            54,981             6,483
  2.200              32,034              332,585            59,432            131,633         1,417,478            43,808
  2.205                  --                   --                --                538                --                --
  2.210              27,773            1,298,208            93,327            461,417         3,236,791            67,984
  2.220                  --                6,073                --              3,207            32,419             1,605
  2.245                 262               39,833             1,003             28,652           390,647            10,707
  2.250                 772              222,823            16,377             63,409           660,584            37,397
  2.260              25,160              459,467            44,278            193,812           880,052            15,835
  2.270                  --                9,855             1,377                543            16,115             3,528
  2.280                  --                   84                --                 --                --                --
  2.295                  --               32,833             2,884             13,308           123,412             4,666
  2.300               3,258              222,648             7,255             43,947           370,183            22,601
  2.305                  --                1,731                --                400                --                --
  2.310               5,297              272,873            15,140            148,496           411,563            23,264
  2.320                  --               12,787               261              4,877            37,922                --
  2.330                  --                2,064                --                 --                --                --
  2.345                 808               44,637               891              6,112           186,061             3,474
  2.350               1,965              164,889            23,705             18,569           292,392            38,567
  2.360               8,582              500,925            29,915            146,108         1,179,409            68,866
  2.370                  --                3,014               234              2,657            22,822             1,074



               JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
              Oil & Gas      S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945              18,042            39,126            54,239            25,593            27,647             6,799
  1.950              82,203           280,645           482,269           332,002           165,976            96,691
  1.955                 398             1,641             2,110             5,096               659                --
  1.960             106,545           196,686           360,804           408,169           182,880            26,318
  1.970                 953            28,963             3,777             1,197            17,195                --
  1.980                  98               216               282                --               226                --
  1.995              11,139            50,109            83,343            43,965            44,831             8,142
  2.000              92,235           297,799           561,953           426,095           279,745            24,309
  2.005                  27             1,669               145             8,392             1,732                --
  2.010              43,239            84,182           170,642           128,923            55,372            23,571
  2.020               7,727            14,385            19,610            18,525            15,264             5,645
  2.030               1,690             2,422               204               116             2,186                --
  2.045               9,435            74,762            89,488            63,185            55,652             4,369
  2.050              45,890           171,003           334,446           343,741           155,526            28,777
  2.055                  --                --                --               449                --                --
  2.060             197,439           521,447           982,402           654,681           489,068           161,138
  2.070               3,841            20,222            14,553            10,852            16,749             6,073
  2.080                  --               326               400                --               328                --
  2.095               3,539            34,675            45,226            34,651            39,863             1,310
  2.100             110,003           218,408           397,270           317,245           205,540            34,156
  2.110              47,881           231,582           484,919           117,625           231,631            47,167
  2.120               3,154             8,146            13,772             2,053             7,985                --
  2.145               2,643            28,707            58,858            32,380            28,210             2,559
  2.150              70,848           187,262           320,940           234,559           154,467            81,724
  2.155                 786                --                --                --                --                --
  2.160             124,939           401,394           737,112           540,046           352,429            93,359
  2.170               1,008             1,920             7,355             3,501             2,349                --
  2.195               4,748            10,025            29,589            13,341            10,418             1,105
  2.200              62,344           133,368           287,579           173,832           125,404            37,156
  2.205                  --               559               721                --               578                --
  2.210             140,596           459,070           878,410           765,080           433,321            76,138
  2.220                  --             6,761            13,232             2,970             3,001                --
  2.245               5,962            22,216            62,454            23,998            21,106             2,691
  2.250              26,746            68,865           149,649           119,149            86,769            24,926
  2.260             113,857           241,903           534,129           339,977           295,636            33,787
  2.270               1,145               573             3,846             5,591               564                --
  2.280                  44                --                --                --                --                --
  2.295               6,164            30,354            35,645            17,516            27,993                --
  2.300              24,446            41,468            97,287           119,305            47,349             1,470
  2.305                  --               414               524               469               426                --
  2.310              31,433           157,779           323,330           163,537           148,604             9,972
  2.320              10,230             4,240            10,632             4,560             8,932               514
  2.330                  --                --                --             1,336                --                --
  2.345              25,365            10,621            17,999            18,147             6,659               255
  2.350               9,868             6,842            76,584            74,509             4,349             7,518
  2.360              54,337           126,289           277,311           288,551           109,049            56,360
  2.370              11,860             1,964             6,012             1,043             2,001                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
              Financial             Global           Healthcare       International         JNL 5            Nasdaq(R)
           Sector Portfolio      15 Portfolio     Sector Portfolio   Index Portfolio       Portfolio       15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.380              530.00                1,011             1,030                606             5,447                --
  2.395               1,347               41,483             4,577             14,242            66,407             1,719
  2.400                 580              103,731            13,709             50,498           832,764            32,708
  2.405                  --                   --                --                 --                --                --
  2.410               7,327              263,843            14,729            106,894           638,762            17,773
  2.420                  --                6,034                --              3,510            31,090                --
  2.445               4,006               23,394             2,847             14,016            81,296                --
  2.450               2,966              129,414            14,490             30,625           356,943            32,099
  2.460              17,215              276,820            45,173             98,462         1,089,471            22,226
  2.470                  --                3,909               245              4,035             3,598                --
  2.480                  41                   --                28                 44               262                --
  2.495               2,172               20,556             4,188              3,834            45,800               267
  2.500                 767               80,032             5,269             31,004           450,506            16,539
  2.505                  --                1,211                --                 --                --                --
  2.510              13,048              190,865            55,855             92,914           611,294            35,237
  2.520                  --                8,707             1,585              1,884            29,833             1,084
  2.545              15,695               18,770            15,847             11,462            61,470                --
  2.550                 665               77,515             6,850             13,396           276,797            11,975
  2.560               5,592              258,810            59,927            172,492           561,638            18,399
  2.570                  --                1,853                --              3,774            21,590                --
  2.595                  --               15,161                88              2,184            80,276             3,329
  2.600                  40               88,936            10,201             17,215           281,199               904
  2.605                  --                  567                --                 --                --                --
  2.610              24,175              306,425            29,856            104,161           183,746            28,503
  2.620                  --                1,532               584              1,484             8,793                --
  2.645                  --               27,129             1,070              2,658           170,345             3,525
  2.650               5,796               40,824             8,117             17,193           296,831             3,607
  2.660               8,120              175,130            43,493            106,497           991,243           106,203
  2.670                  --                8,454               360              2,796                --                --
  2.680                  --                3,322                --                 --                --                --
  2.695                 480                9,859               575              2,020             4,624             1,251
  2.700               1,637               27,731             1,814             13,556           165,783            10,428
  2.710              15,316              199,977            25,303            130,114           628,948            17,358
  2.720                  --                   --                --                 --                --                --
  2.745               1,582               38,456             4,394                932            21,300             7,108
  2.750               2,440               19,885             6,870             10,815           141,557             8,231
  2.755                  --                   --                --                759                --                --
  2.760              10,163              131,255            21,146             51,711         1,022,948            29,826
  2.770                  --                   --               773                 --                --                --
  2.795               3,334                  475             2,354                980            14,368               825
  2.800               1,694               12,544               237             10,131            23,291             1,761
  2.805                  --                   --                --                 --                --                --
  2.810                  --               60,460             4,100             57,103           148,385             6,313
  2.820                  --                2,040                --                 --             6,793             1,049
  2.845                  --                1,461                --                203            11,105                --
  2.850                  --                2,004               173                922            12,101               758
  2.860               1,435               43,598             2,810              6,040           130,576            20,237



                JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
              Oil & Gas        S&P 400 MidCap       S&P 500      Select Small Cap      Small Cap        Technology
           Sector Portfolio   Index Portfolio   Index Portfolio      Portfolio      Index Portfolio  Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380                 580               621               808                --               643                --
  2.395               8,719            33,469            34,504            26,676            29,709             2,633
  2.400              20,158            46,170            73,545            48,165            39,382             6,767
  2.405                  --               582               503                --                --                --
  2.410              26,124           127,889           173,966           133,503           114,940            24,693
  2.420                 412             2,592             3,730             3,467             3,815                --
  2.445                 932             8,306            19,203             9,679             8,309            10,329
  2.450              23,369            31,379            63,774            60,135            30,347             7,338
  2.460             309,145           120,931           224,483           149,848           110,203            13,384
  2.470                 951             1,897             9,717             2,525             1,894                --
  2.480                  20                46                59                --                47                --
  2.495              21,894             4,853             7,685            12,880             3,232               468
  2.500              20,336            22,872            67,803            29,339            21,822            17,749
  2.505                  --                --                --               818                --                --
  2.510              69,703           104,818           186,468            95,266           100,197            21,397
  2.520              13,769             2,993             5,858             4,651             3,025                --
  2.545              10,881            14,108            20,956             9,955            14,402            30,927
  2.550              13,153            11,631            49,176            37,898            11,413             4,126
  2.560              18,565           187,924           255,678           163,310           180,280             9,052
  2.570                  --             3,877             4,619                --             3,879                --
  2.595               6,179             9,818            14,647             7,074            14,010                --
  2.600               4,072            13,890            27,976            42,065             9,901             1,625
  2.605                  --                --                --               349                --                --
  2.610             157,800           103,134           232,092           163,773            97,054            10,591
  2.620                 240                --             1,851               972               865               919
  2.645               5,423             4,532            13,522            18,226             3,357             7,092
  2.650              21,525             5,869             9,741            19,434             6,601             6,330
  2.660             293,254           122,671           262,793           115,878           104,515             5,948
  2.670                 278               307             5,745             4,773               538               531
  2.680                  --                --                --             2,217                --                --
  2.695                 343             1,521             7,923             5,809             1,112             1,028
  2.700               3,662            10,915            15,404            11,662             9,964                --
  2.710              29,608           132,227           192,446            98,914           131,916            29,011
  2.720                  --                --                --                --                --                --
  2.745               6,236               794               890            16,421               813             4,285
  2.750               5,296             3,433            24,403             6,324             2,093             4,264
  2.755                  --               788             1,021                --               814                --
  2.760              39,888            55,982           105,880            78,971            54,349            24,851
  2.770                  --                --             6,026                --                --                --
  2.795               5,388             1,096             1,434               264               981             1,994
  2.800               3,190             8,118            29,656             8,295             7,218               879
  2.805                  --                --                --                --                --                --
  2.810              18,805            68,202            61,560            29,441            80,708             4,659
  2.820                 974                --                --                --               935                --
  2.845                 568               499               639                --               511               459
  2.850               1,040               384             2,917               965               179               734
  2.860               4,875             5,492             5,367            22,477             5,883             1,050

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
              Financial            Global            Healthcare       International         JNL 5            Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                   --                --                 --                --                --
  2.895                  --                3,756                --              1,952            33,454             1,770
  2.900                  --               12,489                 4             23,473             7,859                --
  2.910               3,558               45,045             7,935             22,366           156,462             3,263
  2.920                  --                   --                --                 --             7,664                --
  2.945               1,268                4,870             4,134                 --            58,674                --
  2.950                  --               11,548                --                 --            26,911             5,476
  2.955                  --                   --                --                 --                --                --
  2.960               1,377               73,537             3,480             18,870           248,078            56,402
  2.970                  --                  220                --                 --             1,653                --
  2.995                  --                   --                --              3,204            29,584                --
  3.000                  --                2,820                --                245             8,351                --
  3.010               7,316               41,353             7,710             17,061           185,107             1,677
  3.045                  --                1,006                --                 --                --                --
  3.050                  --                5,360                --              1,064            72,204                --
  3.060               2,462               78,714            12,807             32,160           367,196             9,012
  3.070                  --                  944                --                 --                --                --
  3.095                  --                1,974                --              2,069            98,868                --
  3.100                  --                2,973                --                 --            18,934                --
  3.110               4,773               13,115             1,330              1,887            56,904             3,876
  3.120                  --                   --                --                 --            12,803                --
  3.145                  --                   --                --                 --            17,861                --
  3.150                  --                   --                --                 --                --                --
  3.160                  --               14,929               618              6,074           202,367             2,284
  3.195                  --                   --                --              1,920            23,027                --
  3.200                  --                4,072                --                 --                --                --
  3.210                 824                1,289                --              2,254             6,364             2,855
  3.245                  --                   --                --                 --                --                --
  3.250                  --                   --                --                 --                --                --
  3.255                  --                2,221                --                 --                --                --
  3.260                 222               11,981                --                453            68,449             3,845
  3.270                  --                   --                --                 --                --                --
  3.295                  --                   --                --                 --             6,500            39,288
  3.300                  --               10,023                --                 --                --                --
  3.310                  --                4,304                --                887            39,239                --
  3.345                  --                   --                --                 --                --                --
  3.350                  --                   --                --                 --                --                --
  3.360                  --                   --                --              4,252            58,235                --
  3.395                  --                   --                --                 --             1,181                --
  3.400                  --                   --                --                 --                --                --
  3.410                  --                   --                --                 --                --                --
  3.445                  --                   --                --                 --             1,428                --
  3.450                  --                   --                --                 --                --                --
  3.460                  --                1,039                --                 --            11,794                --
  3.470                  --                   --                --                 --             2,266                --
  3.500                  --                   --                --                 --                --                --
  3.510                  --                  179                --                 --             7,462                --



              JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
              Oil & Gas       S&P 400 MidCap      S&P 500        Select Small Cap     Small Cap        Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                --                --                --                --                --
  2.895                 796             2,034             2,009             1,806             2,114                --
  2.900               5,307            22,807            25,607             6,556            23,516               984
  2.910              12,966            14,514            25,895            16,017             9,427             6,511
  2.920                 444                --                --                --                --                --
  2.945                 741                --                --                --               376             2,885
  2.950                 924                --             1,764             2,788             2,484                --
  2.955                  --                --                --                --                --                --
  2.960               5,036            20,335            27,547            22,999            15,591            21,234
  2.970                 183                --                --                --                --                --
  2.995                  --             3,158             3,800                --             3,190                --
  3.000               1,914               255               329             1,839               263             1,547
  3.010               5,828            18,343            47,714            25,419            15,252             7,579
  3.045                  --             2,073             2,486               653             2,050                --
  3.050               1,450             1,059                --             2,322               565                --
  3.060              21,552            24,193            48,219            49,019            25,668            21,215
  3.070                 252             2,391             7,875               308             1,786                --
  3.095                  --               979                --                --               768                --
  3.100                  --                --                --             2,054                --                --
  3.110               1,540               153                --             3,752                --             5,927
  3.120                  --                --                --                --                --                --
  3.145               1,138                --                --                --                --               920
  3.150                 668                --                --                --                --               540
  3.160                 587             6,045            22,886            11,237             7,031                --
  3.195                  --             2,036             2,496                --             2,039                --
  3.200                  --                --                --             2,553                --                --
  3.210                 991            10,653            42,899               483             7,501                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --                --                --             1,356                --                --
  3.260                 139             1,434             1,577             6,423               736                --
  3.270               2,374                --                --                --                --             1,921
  3.295                  --                --                --                --                --                --
  3.300               5,681                --                --                --             8,889             4,600
  3.310               3,196             2,185             7,232             2,871             1,747                --
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360                 809             9,690            23,017                --             5,208             7,237
  3.395                 274                --                --                --                --               221
  3.400                  --                --                --                --                --                --
  3.410                 369                --                --                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --                --            11,185               641                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510                 283                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                            JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                           Financial          Global            Healthcare       International         JNL 5            Nasdaq(R)
                        Sector Portfolio    15 Portfolio     Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                        ----------------  -----------------  ----------------  -----------------  ----------------  ----------------
       M&E CLASS
         3.545                        --                 --                --                 --                --                --
         3.560                     4,190                 --             4,659              5,669            20,472                --
         3.610                       760              3,351                --                 --             6,075             1,546
         3.650                        --                 --                --                 --                --                --
         3.660                        --                 --                --                 --                --                --
         3.695                        --                 --                --                 --                --                --
         3.700                        --                 --                --                 --                --                --
         3.710                        --                 --                --                 --                --                --
         3.750                        --                 --                --                 --                --                --
         3.760                        --                 --                --                 --                --                --
         3.800                        --                 --                --                 --                --                --
         3.860                        --                 --                --                 --                --                --
         3.895                        --                 --                --                 --                --                --
         3.910                        --                258                --                 --                --                --
         4.000                        --                 --                --                 --                --                --





PERSPECTIVE
 Standard Benefit              1,292,987          4,052,294         1,997,795            922,313         3,094,339           124,577
  Maximum Anniversary
    Value Benefit                     --             10,607                --              3,422            42,887               718
  Earnings Protection
    Benefits                      51,466             53,784            83,687              2,848            32,120                --
  Combined Optional
    Benefits                          --                312                --                 --            10,354                --
                        ----------------  -----------------  ----------------  -----------------  ----------------  ----------------

         Total                 2,986,930         50,759,145         6,570,928         17,822,982        99,440,140         4,002,235
                        ================  =================  ================  =================  ================  ================




                              JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                             Oil & Gas      S&P 400 MidCap        S&P 500       Select Small Cap      Small Cap       Technology
                          Sector Portfolio  Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       M&E CLASS
         3.545                       2,384                --                --                --                --             1,929
         3.560                       2,542             4,704             7,443                --             4,693                --
         3.610                          --                --                --             1,315                --             1,603
         3.650                          --                --                --                --                --                --
         3.660                          --                --                --                --                --                --
         3.695                          --                --                --                --                --                --
         3.700                          --                --                --                --                --                --
         3.710                       5,184                --                --                --                --             4,196
         3.750                          --                --                --                --                --                --
         3.760                          --                --                --                --                --                --
         3.800                          --                --                --                --                --                --
         3.860                          --                --                --                --                --                --
         3.895                          --                --                --                --                --                --
         3.910                         254                --                --                --                --                --
         4.000                          --                --                --                --                --                --





PERSPECTIVE
 Standard Benefit                1,605,110           724,393         1,350,069         2,334,470           580,685         3,069,411
  Maximum Anniversary
    Value Benefit                       --             3,242             3,600             8,664             3,149                --
  Earnings Protection
    Benefits                        33,054               644               652            67,956               625            70,896
  Combined Optional
    Benefits                            50                --                --               141                --                --
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Total                   7,593,123        18,676,432        35,106,576        28,099,167        16,114,520         7,874,318
                          ================  ================  ================  ================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
                Dow(SM)             S&P(R)          Value Line(R)          VIP           Global Growth   JNL/Oppenheimer
             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.000             144,835              151,563            59,946                 --            39,300            22,195
  1.100             127,623              119,061            29,100             18,257               380                --
  1.150           5,682,203            4,997,028         1,479,098            682,257           742,193           275,576
  1.250           5,730,682            4,822,493         3,857,711          2,253,432           525,170            75,818
  1.300           1,410,909            1,151,128           379,448            216,327           354,712           137,621
  1.350             110,011               76,061                --             11,529                --                --
  1.395                  --                   --                --                 --                --                --
  1.400           1,115,498              820,781           409,760            138,025           336,341           132,656
  1.420                  --                7,726             5,173                 --                --                --
  1.450             621,968              587,617           220,429             98,043           149,779            10,167
  1.500           4,202,193            3,748,109         1,379,850            738,990           438,916           111,391
  1.545             448,970              407,674           112,143             55,599            50,815            22,990
  1.550             761,857              796,262           626,226            369,106            54,704             9,910
  1.560              86,678               68,518            14,051                 --                --                --
  1.570              83,021               52,329            27,646             15,030            23,633             9,848
  1.575                  --                   --                --                 --                --                --
  1.600           3,232,630            2,927,648         1,542,900          1,222,295           360,025            70,232
  1.605               2,447                2,523                73                 --                --                --
  1.630               1,633                3,224             7,177                 --             2,867                --
  1.645             118,938              115,713            75,411             35,732            19,320             1,463
  1.650           4,182,335            3,464,226         2,883,403          2,172,890           385,120           123,018
  1.660              85,725               59,168            21,425                 --                --                --
  1.670             100,136               67,904            31,354             18,693             4,740             2,918
  1.695             262,789              164,092            48,519             48,913            28,775             5,080
  1.700           1,288,408            1,045,913           490,211            410,773           224,973            43,671
  1.710           2,237,748            2,201,886           826,492            405,530           508,440           233,802
  1.720              29,923               22,571             3,116                 --             9,205             6,468
  1.725                  --                   --                --                 --                --                --
  1.745                  --                1,106             3,982                 --                --                --
  1.750             734,861              643,831           186,287            157,331           102,855            54,265
  1.760             168,505              215,801            76,570             27,572             3,325                --
  1.795             128,065              108,435            18,320              2,049            47,115            20,590
  1.800           1,218,928            1,098,839           584,946            307,952           170,020            40,997
  1.810           1,958,284            1,822,417         1,464,783            783,838           200,621           105,969
  1.820              15,360               10,483             1,173                 --            19,105             1,204
  1.825                  --                   --                --                 --                --                --
  1.845             151,971              109,307            46,944             11,915            21,246            14,160
  1.850             749,803              693,225           606,704            316,465            59,311            19,229
  1.855                 139                   92                --                 --                --                --
  1.860           1,197,910              857,143           210,973            101,147           230,051            86,484
  1.870               3,211                3,882            10,687                 --               121               149
  1.880                 614                  453                --                 --                --                --
  1.895             184,144              170,305            39,533             50,292            37,890            21,104
  1.900             940,956              738,369           642,406            867,512           117,613            37,193
  1.905                 286                  201                --                512               754                --
  1.910                  --                3,302            38,464                 --                --                --
  1.920              76,812               63,406            37,758              8,090             3,503             1,425

                                                                                         JNL/              JNL/
              JNL/PIMCO                          JNL/Putnam         JNL/Putnam       S&P Managed      S&P Managed
             Total Return      JNL/Putnam           Midcap         Value Equity       Aggressive      Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.000              27,893                --                --                --            46,259                --
  1.100              10,669                --                --                --               631             6,530
  1.150           2,139,981            57,914           310,098           233,011         3,883,573           164,468
  1.250           1,409,247            12,768            77,753            76,556         1,018,137           807,494
  1.300             911,352            31,927           125,476           143,422         1,383,706            49,682
  1.350               5,179                --                --            30,120            65,566                --
  1.395                  --                --                --                --                --                --
  1.400             509,573            15,083            50,467           126,644         1,308,090               885
  1.420               4,786                --                --                --                --                --
  1.450             275,617             7,934            31,617            49,550           342,121            35,109
  1.500           1,197,824            11,253            82,055           147,411         2,279,364            81,549
  1.545             216,520             1,964            30,342            17,068           361,280            21,472
  1.550             297,905             4,548            12,252             7,169           200,810           294,788
  1.560               2,221                --                --                --                --                --
  1.570              63,102             2,677             7,390             8,943            58,709                --
  1.575                  --                --                --                --                --                --
  1.600             932,694            17,316            49,096            57,212           978,511            81,455
  1.605                  --                --                --                --                --                --
  1.630                  --                --                --                --                --                --
  1.645              69,688                --               368               172            59,481             2,714
  1.650           1,452,866            21,038            77,265           150,699           857,157           767,250
  1.660              23,801                --                --                --            90,678                --
  1.670              25,883                --               911                --            23,902             6,200
  1.695              78,198             2,590            15,088            22,480            99,579             3,785
  1.700             575,885            11,082           132,440            44,416           716,600           195,691
  1.710           1,219,820            53,470           260,222           169,971         2,147,096           107,517
  1.720              62,565                --               521             6,378            28,620                --
  1.725                  --                --                --                --                --                --
  1.745                  --                --                --                --                --                --
  1.750             417,229             4,597            32,945            28,037           573,291            65,392
  1.760              36,613               494                96                --            14,681            62,355
  1.795              58,309               778             2,571             2,355            71,209                --
  1.800             428,657            11,658            36,398            36,691           483,183           128,707
  1.810             664,783             7,065            71,525            12,915           386,736           530,025
  1.820              12,346               249               288               251            66,545                --
  1.825                  --                --                --                --                --                --
  1.845             148,259             3,363            16,494             5,032           112,507             6,902
  1.850             351,541             3,738             8,719             3,645           198,535           158,427
  1.855                  --                --                --                --                --                --
  1.860             631,732            24,874            86,956            87,633         1,174,982            59,622
  1.870               9,257                --                --                --             2,462                --
  1.880                  --                --                --                --                --                --
  1.895             122,702             2,941            22,380            17,109           138,560               878
  1.900             484,536             8,259            38,578            26,625           264,894            88,376
  1.905                  --                --                --                --                --                --
  1.910                  --                --                --                --                --                --
  1.920              32,552                --               505             4,042            26,088                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM        JNL/Oppenheimer
                Dow(SM)            S&P(R)          Value Line(R)           VIP          Global Growth    JNL/Oppenheimer
             10 Portfolio       10 Portfolio        25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.945           61,933.00               77,137            50,008             37,060            17,460             7,070
  1.950             820,259              618,386           298,233            307,165            90,115            26,945
  1.955              10,483               12,820             5,430                 --                --                --
  1.960             805,108              640,597           266,634             52,874           228,827            51,389
  1.970               5,863               47,602            10,929             18,909               748                --
  1.980                  --                   --               143                 --                --                --
  1.995             107,459               79,671            29,779             36,046             8,498             4,824
  2.000             937,524              800,424           598,883            830,403            70,246             8,409
  2.005              23,152               13,624             4,834                 --                --                --
  2.010             284,640              246,495            79,154             22,500            38,416               983
  2.020              45,241               40,868            19,111             32,067             3,799                --
  2.030                 249                1,101               940                 --                --                --
  2.045             136,505              137,029           106,940             32,549            17,848             5,842
  2.050             727,444              581,490           256,317            268,065            71,721            18,890
  2.055                 833                  717                --                 --                --                --
  2.060           1,443,797            1,256,759           620,974            306,382           143,395            40,312
  2.070              21,589               17,556             8,860             56,765             3,265             2,786
  2.080                  --                   --                --                 --                --                --
  2.095              76,537               65,253            13,993              4,303            24,246             5,333
  2.100             673,123              572,097           388,711            433,167            57,441            17,687
  2.110             288,718              251,469           175,148             93,856            45,109             5,548
  2.120               8,636                6,683               399                 --             5,506             2,483
  2.145              96,988               61,925            22,188             11,877             6,726             4,366
  2.150             526,158              449,233           308,470            269,908            59,923            13,120
  2.155                  --                   --             1,222                 --                --                --
  2.160           1,195,487              994,384           491,087            315,156           109,643            20,703
  2.170              16,366                8,565             4,872              4,857               299                --
  2.195              39,369               30,037            18,276              2,683             8,569               291
  2.200             354,189              272,713           258,989            131,471            33,140             8,193
  2.205                  --                   --                --                 --                --                --
  2.210           1,385,109            1,243,942         1,041,858            632,446            91,520             9,332
  2.220              13,168                5,193             3,251                 --               249                --
  2.245              62,749               52,155            48,218              3,998             5,093                --
  2.250             271,880              206,727           189,725            105,320            16,674             5,737
  2.260             562,395              436,923           189,862             75,075            95,924            41,600
  2.270              15,038               10,243             4,285                 --               267                --
  2.280                  --                   --                --                 --                --                --
  2.295              35,092               26,272            13,498             30,352             4,744             1,680
  2.300             255,710              221,696            94,832             57,617            27,899             5,181
  2.305                  --                   --                --                 --                --                --
  2.310             366,540              279,956           145,115            100,635            27,183            13,613
  2.320              18,970                8,722             1,615              1,120             1,908                --
  2.330               2,695                2,125                --                 --                --                --
  2.345              38,918               26,521            21,644              5,268            19,340            16,558
  2.350             178,669              115,607           245,091             17,327            20,780             1,264
  2.360             747,496              470,325           460,952            159,485            56,668            19,152
  2.370               3,337                3,078               723              2,448               946                --


                                                                                         JNL/              JNL/
              JNL/PIMCO                          JNL/Putnam         JNL/Putnam       S&P Managed       S&P Managed
             Total Return       JNL/Putnam         Midcap          Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945              41,429                19                --             1,247            48,277            17,283
  1.950             204,787             3,898            15,833             8,799           132,910           128,613
  1.955               3,791                --                --                --                --                --
  1.960             329,926             8,826            46,119            35,045           589,700             7,446
  1.970               2,490                --                --                --               670             2,488
  1.980                 564                --                --                --                --                --
  1.995              56,079             4,154            16,771             8,638           103,790             4,908
  2.000             235,787             2,847            17,830             7,176           124,755           108,306
  2.005               5,578                --                --                --                --                --
  2.010              81,715               366            31,889            11,935            56,469             4,051
  2.020               4,885                --                --                --             4,806                --
  2.030                 317                --                --                --                --                --
  2.045              38,701                --             5,972               737            22,052            33,371
  2.050             172,452             1,563            20,016            10,400           357,476            34,909
  2.055                  --                --                --                --                --                --
  2.060             493,676             2,662            41,390            54,898           962,023           100,101
  2.070               8,751                --                --                --            14,852             1,459
  2.080                  --                --                --                --                --                --
  2.095              86,639                --             7,274             1,946            50,452                --
  2.100             165,917             9,540            21,784             5,655           107,436           106,477
  2.110             310,929            10,668             1,119             1,701           101,182            57,149
  2.120              13,805                --               420             2,458                --             9,328
  2.145              38,923                --             3,805             6,472            56,105             5,556
  2.150             215,292             4,640            19,555             4,027           210,171            85,024
  2.155                  --                --                --                --                --                --
  2.160             303,476             6,038           105,119            16,036           448,779           105,080
  2.170               3,111                --                --             2,659             5,976                --
  2.195              38,700               915             3,594               831            54,299            14,379
  2.200             145,922             2,346            14,679             6,788           154,941            45,016
  2.205                  --                --                --                --             2,225                --
  2.210             421,114             8,530            30,584             5,585           202,795           360,571
  2.220               5,203                --                --                --            31,421                --
  2.245              18,988                --                --             2,400             1,927            16,325
  2.250              91,673             1,951            34,989             1,468            99,742            49,878
  2.260             306,008            10,605            33,445            17,820           320,872            53,390
  2.270                  --                --                --                --            35,496                --
  2.280                 106                --                --                --                --                --
  2.295              25,978               935             3,174               236            46,939            70,529
  2.300             105,713             1,152            26,633             3,977            64,034            45,184
  2.305               1,786                --                --                --             1,355                --
  2.310              71,924             5,447             6,751            10,544           229,199            94,662
  2.320               4,931               214                --                --             6,352             3,843
  2.330                  --                --                --                --                --                --
  2.345              25,212               801             2,320             1,502             7,665            51,827
  2.350              33,162                --             1,012               189            99,055             7,109
  2.360             107,697             7,262            16,255             3,386           217,292            85,453
  2.370               1,017                --               261                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM       JNL/Oppenheimer
                Dow(SM)              S&P(R)         Value Line(R)          VIP          Global Growth    JNL/Oppenheimer
             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio         Portfolio      Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.380               67.00                2,193             2,919                 47                --                --
  2.395              50,389               42,051            29,980             12,873            10,959             3,021
  2.400              97,617               97,931           167,547            201,236            10,876               366
  2.405                  --                  634                --                 --               370                --
  2.410             351,658              297,075           149,809             98,412            25,329             3,423
  2.420               7,577                7,672            10,334             30,670                --                --
  2.445              26,421               27,719            37,092              9,491            11,347                --
  2.450             132,536              122,022            65,840             66,381            36,731             2,844
  2.460             326,296              218,662           193,341             91,319            58,687             7,191
  2.470               4,667                3,813                46              2,468               889                --
  2.480                  --                   --                34                 --                --                --
  2.495              26,342               19,513             9,394              6,884             6,801               121
  2.500              66,407               87,998            92,371            190,676            16,244                --
  2.505               1,462                1,442                --                 --                --                --
  2.510             319,535              204,473           197,893             62,232            20,567            20,624
  2.520              10,931                7,071             6,543              2,539                --                --
  2.545              17,463               20,006            12,997              2,169               743                --
  2.550              82,447               72,288            41,446             23,107             6,174                --
  2.560             264,826              259,737           309,036            140,015            38,770            23,064
  2.570                  --                   --             4,222                 --                --                --
  2.595              20,721               20,720            22,456              2,330             3,146                --
  2.600             101,327               73,568            56,165             45,183            11,642                --
  2.605                 756                  571                --                 --                --                --
  2.610             333,262              314,826           131,603             55,742            29,442             8,877
  2.620               1,923                1,610                --                 --                --                --
  2.645              43,879               23,609            33,141             10,593               197                --
  2.650              59,944               52,291            32,787             34,196            18,298                --
  2.660             249,083              203,727           251,482             83,129            40,260            23,309
  2.670               8,102                8,492                --                 --                --             6,500
  2.680               3,607                3,911                --                 --                --                --
  2.695              13,381                8,786             1,401              4,300             1,500                --
  2.700              27,765               23,131            24,177             48,620             1,422                --
  2.710             256,442              198,301           152,415             96,596            28,028             3,371
  2.720                  --                   --                --                 --                --                --
  2.745              32,203               22,626            24,211                994             1,742               619
  2.750              14,755               19,175            16,501             30,369             7,440                --
  2.755                  --                   --                --                 --                --                --
  2.760             112,199              108,738           203,436            107,155            17,279             2,734
  2.770                  --                   --             3,198                 --                --                --
  2.795               5,493                1,477             2,399                 --             3,636                --
  2.800              15,721               13,890            10,296              1,593            14,720             2,001
  2.805                  --                   --                --                 --                --                --
  2.810              57,346               43,978           111,836             31,652             1,280               414
  2.820                 824                   --             3,176                 --                --                --
  2.845                 441                   --             1,290                 --             1,981                --
  2.850               3,787                1,285             4,546              6,182               836                --
  2.860              45,322               39,929            15,624             23,937             2,533                --

                                                                                         JNL/             JNL/
              JNL/PIMCO                         JNL/Putnam         JNL/Putnam        S&P Managed      S&P Managed
             Total Return       JNL/Putnam         Midcap         Value Equity        Aggressive      Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380               2,711                --                --                --                --                --
  2.395              43,929                --            11,134             1,139            10,853             5,047
  2.400              62,270               497               708             1,054            19,732            49,154
  2.405                 476                --                --                --                --                --
  2.410              68,475               420               583             1,832           199,816            81,400
  2.420                  --                --                --                --               721                --
  2.445              13,888                --                --               521             4,191             2,225
  2.450              55,696               500             3,255             1,346            21,149            18,738
  2.460              54,919               412             3,391             2,031           263,042           123,794
  2.470               4,739                --               276                --               651                --
  2.480                 115                --                --                --                --                --
  2.495               1,512               295                --                --               120            32,403
  2.500              71,123             2,172               975             4,789            27,300            30,758
  2.505                  --                --                --                --                --                --
  2.510              61,322             2,337            10,735             1,710            85,064            69,614
  2.520                  --                --                --                --               133            23,858
  2.545              10,506                --                --                --            13,462                --
  2.550              58,468                --             1,719               332            11,851             9,674
  2.560             140,064               369             2,523             8,995           114,426            27,395
  2.570                 702                --                --                --                --                --
  2.595              25,326                --                --                --             2,315            11,261
  2.600              23,899                --               653                --             2,256            22,666
  2.605                  --                --                --                --                --                --
  2.610              82,470             7,925            26,531            10,894           128,272            17,708
  2.620                  --                --                --                --            11,325             4,816
  2.645                 318                --                --                --             8,899                --
  2.650               9,926               276                --               387            52,096            18,184
  2.660              43,163             2,975            17,574               295           243,566           267,087
  2.670                  --                --             4,127                --                --                --
  2.680                  --                --                --                --                --                --
  2.695               3,915                --                --                --             9,863             4,017
  2.700               7,251                --                --                --            27,018            39,148
  2.710              65,254             2,569             6,750             2,267            45,597            71,601
  2.720                  --                --                --                --                --                --
  2.745               3,404             1,535             3,756                --             8,187                --
  2.750              24,729                --                --               568             2,792             2,714
  2.755                  --                --                --                --                --                --
  2.760              21,798             1,073            13,847             2,882            20,089            91,812
  2.770                  --                --                --                --             2,554                --
  2.795                 797                --                --                --            26,288            17,721
  2.800              25,154                --                --             1,474                --             4,065
  2.805                  --                --                --                --                --                --
  2.810              16,484               382             1,847                --           146,336             5,142
  2.820               3,903                --                --                --                --                --
  2.845                  --                --                --                --             2,287                --
  2.850               5,025                 7                --               331                --             2,337
  2.860               2,770               547             1,333                --             1,832            41,314

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
               Dow(SM)             S&P(R)           Value Line(R)          VIP           Global Growth   JNL/Oppenheimer
             10 Portfolio       10 Portfolio        25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                   --                --                 --                --                --
  2.895               3,558                3,300             5,181              3,353                --                --
  2.900              13,045               22,261                --              5,307             4,218                --
  2.910              36,600               24,981            34,803              6,568             8,203             1,500
  2.920              10,330                   --             6,635                 --                --                --
  2.945                 396                4,458             3,798                 --             1,476                --
  2.950               7,546                3,620            13,654                 --               898                --
  2.955                  --                   --                --                 --                --                --
  2.960              38,927               29,565            59,625             17,466             6,198               333
  2.970                  --                   --                --              1,643               308                --
  2.995                  --                   --            14,005                 --                --                --
  3.000               3,909                2,897                --                 --                --                --
  3.010              46,513               49,972            24,518            127,810             5,940                --
  3.045               1,398                  958                --                673                --                --
  3.050               6,316                6,899             1,986                 --                --                --
  3.060             105,383               80,431            47,591             16,610             6,466            20,838
  3.070               1,316                  961                --                 --             1,407                --
  3.095                  --                   --            12,654                 --                --                --
  3.100               3,729                3,272                --                 --                --                --
  3.110               9,925                3,991            22,744                571             7,287                --
  3.120                  --                   --                --             12,698                --                --
  3.145                  --                   --               442                 --                --                --
  3.150                  --                   --                --                429             2,205                --
  3.160              24,057               13,419            11,771             12,305                --                --
  3.195                  --                   --             3,340                 --                --                --
  3.200               5,027                4,140                --                 --                --                --
  3.210                 787                1,178             6,112             21,018            14,688             4,604
  3.245                  --                   --                --                 --                --                --
  3.250                  --                   --                --                 --                --                --
  3.255               2,966                2,227                --                 --                --                --
  3.260              10,613                8,637             8,416              8,082               430                --
  3.270                  --                   --                --                 --                --                --
  3.295                  --                   --                --                 --                --                --
  3.300              13,974                9,480                --              9,549                --                --
  3.310               5,624                4,539            10,648             21,281             2,115                --
  3.345                  --                   --                --                 --                --                --
  3.350                  --                   --                --                 --                --                --
  3.360                  --                   --            10,598              2,679             2,049            12,400
  3.395                  --                   --                --                 --               596                --
  3.400                  --                   --                --                 --                --                --
  3.410                  --                   --                --             25,076               350                --
  3.445                  --                   --                --                 --                --                --
  3.450                  --                   --                --                 --                --                --
  3.460               1,259                1,128                --                 --                --                --
  3.470                  --                   --                --                 --                --                --
  3.500                  --                   --                --                 --                --                --
  3.510                  --                   --             5,712             12,332                --                --

                                                                                         JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam        JNL/Putnam       S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                --                --                --                --                --
  2.895                  --                --               661                --             8,789                --
  2.900              12,294                --             1,384                --                --               590
  2.910              19,353               262            12,442             1,999             8,602               479
  2.920                  --                --                --                --                --                --
  2.945                  --                --             1,122                --                --                --
  2.950                 491                --                --                --                --                --
  2.955                  --                --                --                --                --                --
  2.960              11,342                --                --             1,635                --            12,634
  2.970                 251                --                --                --                --                --
  2.995                  --                --                --                --                --                --
  3.000                  --                --                --                --                --             1,545
  3.010              24,907             1,279             9,554               932            10,171            12,129
  3.045                  --                --             1,123                --                --                --
  3.050                  --                --                --                --                --             2,591
  3.060              38,251             1,583            21,623             3,099             1,071                --
  3.070                  --                --                --                --                --                --
  3.095               2,890                --                --                --                --                --
  3.100                  --                --                --                --                --                --
  3.110               6,132                --                --                --             4,176             2,065
  3.120               4,039                --                --                --                --                --
  3.145               2,958                --                --               487                --                --
  3.150               3,056                 8                --                --                --                --
  3.160               3,712                --               570                --             4,330               130
  3.195                  --                --                --                --                --                --
  3.200                  --                --                --                --                --                --
  3.210               1,698                --                --                --               856                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --                --                --                --                --                --
  3.260                  --                --                --                --                --                --
  3.270                  --                --                --                --                --                --
  3.295                 844                --                --                --                --                --
  3.300                  --                --                --                --                --                --
  3.310                 768                --                --                --                --             4,419
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360               4,933             1,071             7,611                --                --                --
  3.395                  --                --                --               189                --                --
  3.400                  --                --                --                --                --                --
  3.410                 746                --                --                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --                --                --                --                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510               3,299                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                        JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
                        Dow(SM)            S&P(R)         Value Line(R)           VIP           Global Growth     JNL/Oppenheimer
                     10 Portfolio       10 Portfolio       25 Portfolio        Portfolio          Portfolio       Growth Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                 --
         3.560                   --                 --              1,172                 --              1,502                 --
         3.610                2,378              2,100                 --                 --              2,875                 --
         3.650                   --                 --                 --                 --                 --                 --
         3.660                   --                 --                 --                 --                 --                 --
         3.695                   --                 --                 --                 --                 --                 --
         3.700                   --                 --                 --                 --                 --                 --
         3.710                   --                 --                 --                 --                 --                 --
         3.750                   --                 --                 --                 --                 --                 --
         3.760                   --                 --                 --                 --                 --                 --
         3.800                   --                 --                 --                 --                 --                 --
         3.860                   --                 --                 --                 --                 --                 --
         3.895                   --                 --                 --                 --                 --                 --
         3.910                   --                 --                 --                 --                 --                 --
         4.000                   --                 --                 --                 --                 --                 --





PERSPECTIVE
Standard Benefit          6,256,858          4,466,272          1,238,074          1,056,777          2,697,537            626,732
Maximum Anniversary
   Value Benefit             13,735              9,275              4,266              4,658              9,205              5,580
Earnings Protection
   Benefits                  98,423             78,717                567                 --             22,961              8,419
Combined Optional
   Benefits                   2,912                150                291              9,992              2,138                399
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
           Total         62,186,853         52,331,704         28,982,972         18,905,217          9,917,994          2,846,168
                   ================   ================   ================   ================   ================   ================


                                                                                                     JNL/               JNL/
                      JNL/PIMCO                             JNL/Putnam         JNL/Putnam        S&P Managed        S&P Managed
                     Total Return        JNL/Putnam           Midcap          Value Equity        Aggressive        Conservative
                    Bond Portfolio    Equity Portfolio   Growth Portfolio       Portfolio      Growth Portfolio      Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                 --
         3.560                2,892                 --                 --                 --                 --                 --
         3.610                   --                 --                 --                 --              1,421                 --
         3.650                   --                 --                 --                 --                 --                 --
         3.660                   --                 --                 --                 --                 --                 --
         3.695                   --                 --                 --                 --                 --                 --
         3.700                   --                 --                 --                 --                 --                 --
         3.710                   --                 --                 --                 --                 --                 --
         3.750                   --                 --                 --                 --                 --                 --
         3.760                   --                 --                 --                 --                 --                 --
         3.800                   --                 --                 --                 --                 --                 --
         3.860                   --                 --                 --                 --                 --                 --
         3.895                   --                 --                 --                 --                 --                 --
         3.910                  937                 --                 --                 --                 --                 --
         4.000                   --                 --                 --                 --                 --                 --





PERSPECTIVE
Standard Benefit          3,949,818          6,025,202          1,447,421          7,449,844         14,771,861            453,861
Maximum Anniversary
   Value Benefit             25,916              3,791              3,338             30,479             55,865                 --
Earnings Protection
   Benefits                  13,996             13,794             16,185             31,967            125,793                 --
Combined Optional
   Benefits                   1,482              1,275                 30                923              4,150                 --
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
           Total         24,289,445          6,487,515          3,744,190          9,314,513         40,948,201          7,023,084
                   ================   ================   ================   ================   ================   ================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                     JNL/                  JNL/                                                         Brothers
                   JNL/           S&P Managed          S&P Managed          JNL/Salomon           JNL/Salomon        U.S. Government
               S&P Managed          Moderate             Moderate          Brothers High       Brothers Strategic      & Quality
            Growth Portfolio        Portfolio        Growth Portfolio   Yield Bond Portfolio    Bond Portfolio       Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  1.000                   --                    --                 --                  8,451                5,950             13,632
  1.100                   --                33,380             37,187                  7,064                6,533              7,203
  1.150            6,527,981               101,267          3,624,980              1,160,009              715,827            628,297
  1.250            2,475,817             1,281,922          2,810,921                535,864              568,167            337,839
  1.300            3,169,990                10,862          2,452,893                490,252              260,572            335,464
  1.350              158,153                    --             51,952                 20,778               46,555              4,632
  1.395                   --                    --                 --                     --                   --                 --
  1.400            1,972,227                 9,736          1,157,423                354,723              146,642            186,148
  1.420                   --                    --                 --                     --                3,700                 --
  1.450              693,179                19,509            633,091                193,164               82,560            119,536
  1.500            4,175,488               351,778          2,138,545                671,891              498,790            352,306
  1.545              652,179                51,241            298,237                 83,492               69,554             46,681
  1.550              433,633               250,236            467,176                180,887               82,093             74,387
  1.560                   --                    --                 --                     --               18,818                 --
  1.570              201,340                   465            132,073                 15,661               14,667             16,445
  1.575                   --                    --                 --                     --                   --                 --
  1.600            2,072,474               280,364          1,813,227                488,962              381,084            264,744
  1.605                   --                    --                 --                     --                3,606                 --
  1.630                   --                    --                 --                     --                  123                 --
  1.645              102,149                11,702             72,893                 16,567               23,297             14,914
  1.650            1,780,121             1,786,260          3,109,210                610,162              687,828            352,847
  1.660               52,720                    --            203,946                  5,680               20,664                 --
  1.670               34,329                13,409             40,581                  5,851               21,060              3,277
  1.695              425,413                 1,028            175,144                 35,977               27,865             34,904
  1.700            1,734,250               583,596          1,352,590                364,688              238,142            128,628
  1.710            3,534,392               160,409          2,884,112                704,720              340,828            393,552
  1.720               80,184                    --            122,927                  9,448                3,211             14,153
  1.725                   --                    --                 --                     --                   --                 --
  1.745                   --                    --                 --                     --                   --                 --
  1.750            1,143,094               194,436            821,070                117,347               78,617            104,424
  1.760               88,206               149,116            103,797                  9,834                8,363              8,283
  1.795              147,633                    --            118,687                 46,585               14,828             18,463
  1.800            1,501,975               217,491          1,270,777                171,213              184,316             84,341
  1.810              911,546               660,856          1,572,196                307,652              304,705            153,110
  1.820               60,713                    --             19,852                  4,894                2,657              6,819
  1.825                   --                    --                 --                     --                   --                 --
  1.845              203,613                    --            229,434                 81,222               23,352             32,558
  1.850              554,747               229,162            685,974                 68,500              119,855             71,265
  1.855                  463                    --                 --                     --                   --                 --
  1.860            1,884,046                30,792          1,503,085                298,219              168,455            186,898
  1.870                  738                    --                431                  5,935                8,209                 --
  1.880                  845                    --              1,029                     --                   --                 --
  1.895              284,401                13,062            204,096                 56,948               36,669             35,795
  1.900              919,641               285,437          1,013,185                198,390              161,662             71,899
  1.905                   --                    --                 --                    247                  348                 --
  1.910                   --                    --                 --                     --                   --                 --
  1.920               72,498                 1,013             33,749                 37,904                5,056              5,911



                 JNL/             JNL/Select         JNL/Select            JNL/              JNL/             JNL/T. Rowe
            Select Balanced         Global            Large Cap        Select Money      Select Value      Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  1.000                2,145                 --             10,020                 --              6,972              19,348
  1.100                  446                 --                 --            156,112                115                 100
  1.150              933,930              2,858            145,795            344,295            333,038             654,619
  1.250              631,302             36,437             40,166            427,751            239,714             271,417
  1.300              516,463                647             44,749            189,876            190,917             302,838
  1.350               53,101                 --                 --                 --             18,498              36,612
  1.395                   --                 --             67,877                 --                 --              66,717
  1.400              378,265                851             36,843             71,100             67,113             232,663
  1.420                6,080                 --                 --                 --                 --                  --
  1.450              116,643                156             37,998             38,785             51,580              72,401
  1.500              399,991              9,403             37,211            190,178            192,819             362,094
  1.545               47,915                613             13,991             37,476             21,265              70,179
  1.550               70,150              4,611             10,903            170,229             43,698              39,988
  1.560                   --                 --                 --                 --                 --               2,703
  1.570               18,074                 --              1,689             27,793              2,489              14,318
  1.575                   --                 --                 --                 --                 --                  --
  1.600              308,550              7,053             49,899            343,151            148,686             208,825
  1.605               11,878                 --                 --                 --              3,872                  --
  1.630                  203                 --                 --                 --                143               1,279
  1.645               13,240                169                772              1,802              4,880               9,346
  1.650              462,224             14,590             62,070            344,887            303,648             273,121
  1.660                9,758                 --              3,440             48,080                 --              15,658
  1.670               17,285                 --                 --              7,252              7,344               7,143
  1.695               55,443                539             61,573             27,399             21,217              44,732
  1.700              251,275             24,719             36,312            141,087             69,883             122,905
  1.710              565,119              6,789             78,952            420,133            242,097             534,017
  1.720               12,661                 --              4,168              3,014                 --               3,925
  1.725                   --                 --                 --                 --                 --                  --
  1.745                   --                 --                 --                 --                 --                  --
  1.750              154,533              1,020             23,848             90,484             51,206              66,269
  1.760                1,914                 28              1,887              1,217              2,266               7,391
  1.795               30,884                 --              4,609              3,082             11,076              21,766
  1.800              280,102              8,931             42,602            183,082             94,604             104,289
  1.810              261,805             12,271             13,102            469,721            122,823             181,122
  1.820                5,051                 --                707                978              1,568               6,302
  1.825                   --                 --                 --                 --                 --                  --
  1.845               36,882                 24             11,125             31,836             14,653              23,972
  1.850               89,969              6,925              8,902             95,228             38,574              34,313
  1.855                   --                 --                 --                 --                 --                  --
  1.860              258,602              4,228             67,164            109,775            123,570             182,030
  1.870                5,485                 --                 --              2,534                165                 572
  1.880                   --                 --                 --                 --                 --                  --
  1.895               29,958                 --              4,075             47,189             23,042              23,194
  1.900              124,391              1,520              9,520             99,718             46,980              55,739
  1.905                1,929                 --                 --                 --                733                  --
  1.910                   --                 --                 --            277,867              2,525                  --
  1.920                9,420                419                397             10,566              4,339               7,510

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                     JNL/Salomon
                                       JNL/                JNL/                                                         Brothers
                  JNL/             S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon       U.S. Government
              S&P Managed            Moderate            Moderate          Brothers High       Brothers Strategic      & Quality
            Growth Portfolio        Portfolio        Growth Portfolio   Yield Bond Portfolio     Bond Portfolio      Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
 1.945             33,705.00                40,496            115,074                  5,800                8,178              5,249
 1.950               801,751               402,720            735,024                 92,142               82,445             70,875
 1.955                    --                    --                 --                    723                1,015              1,640
 1.960             1,258,044                25,539            501,150                183,891              141,865            109,897
 1.970                12,389                    --              9,592                  4,712                  894                297
 1.980                    --                    --                 --                    303                  429                514
 1.995               191,208                 2,022            213,601                 42,880               19,531             25,897
 2.000               380,524               306,695            698,696                 94,697              113,017             41,652
 2.005                    --                 6,242                 --                    249                  697              1,138
 2.010               264,017                28,389            168,334                 74,482               33,117             16,119
 2.020                79,423                    --            132,849                  5,471                5,724                931
 2.030                    --                    --                 --                    341                  241                289
 2.045                59,334               101,601            127,991                 24,637               31,299             52,970
 2.050               899,432               111,064            501,521                 77,911               62,860             53,968
 2.055                    --                    --                 --                    496                  346                410
 2.060             1,325,309               163,757            998,332                357,326              118,269            115,889
 2.070                59,019                39,145             50,784                  3,754                4,409                910
 2.080                    --                    --                 --                     --                   --                 --
 2.095               100,998                 6,399            150,078                 37,645                7,335              9,136
 2.100               315,096               368,892            480,673                 67,754               66,989             57,987
 2.110               247,448               177,039            193,127                178,601              102,303             31,522
 2.120                20,627                 6,807              9,541                  2,933                3,835              2,087
 2.145               143,577                19,088             99,934                 19,080                6,052             36,600
 2.150               692,218               287,525            746,467                 88,723               82,790             49,654
 2.155                    --                    --                 --                     --                   --                 --
 2.160             1,034,007               151,150            813,803                143,915              102,947             87,846
 2.170                   909                    --              1,463                    265                  103                 --
 2.195               156,828                31,546             60,583                 12,403                9,992              1,687
 2.200               118,459               128,206            458,339                 82,666               44,188             33,563
 2.205                 2,208                 2,646              2,288                     --                   --                 --
 2.210               530,630               735,487          1,147,410                236,384              179,979            124,330
 2.220                13,655                    --              7,730                    831                  274                 --
 2.245                83,861                40,540             63,051                127,478               35,359              2,225
 2.250               274,796               112,289            199,622                 15,677               15,446              8,805
 2.260               686,434               229,928            664,050                230,256               79,149             61,316
 2.270                 6,829                    --             17,513                    315                   --                 --
 2.280                    --                    --                 --                    114                   --                 --
 2.295               116,517                 2,887            146,263                  8,131                4,836              5,977
 2.300               199,913               183,260            283,784                 28,402               43,249             32,521
 2.305                    --                    --                 --                    639                   --                 --
 2.310               390,222               109,903            201,137                 26,080               23,421             11,565
 2.320                 4,782                    --             10,718                    179                  333                306
 2.330                    --                    --                 --                     --                   --                 --
 2.345                57,214                 7,432             27,545                  2,498                3,396                 --
 2.350               129,801                22,616            194,991                 14,446                5,369              5,438
 2.360               443,880               151,688            462,107                105,182               40,691             36,451
 2.370                 5,834                 3,258                967                    697                  319              1,231



                     JNL/           JNL/Select          JNL/Select            JNL/               JNL/           JNL/T. Rowe
                Select Balanced       Global            Large Cap         Select Money       Select Value     Price Established
                   Portfolio      Growth Portfolio   Growth Portfolio   Market Portfolio       Portfolio      Growth Portfolio
               ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
 1.945                    9,857                 --              6,413              8,239             15,003              10,307
 1.950                   56,310              5,444             11,243             29,810             34,198              72,989
 1.955                       --                 --                 --                 --                 --                  --
 1.960                  121,878              1,730             29,928            338,262             46,618             103,579
 1.970                    2,797                 --                 --              8,786                618               1,224
 1.980                       --                 --                 --                 --                 --                  --
 1.995                   45,255                 --              2,807             16,111             20,127              13,966
 2.000                   66,842              4,548             30,657             67,745             86,084              44,142
 2.005                       --                 --                 --                 --                 --                  --
 2.010                   26,584                 --             18,471            147,351             12,684              36,780
 2.020                    1,930              2,384              1,697              5,035              2,379               2,855
 2.030                       --                 --                 --                 --                 --                  --
 2.045                   10,012              1,305              4,603            115,780             12,202               8,830
 2.050                   56,613              2,825             12,518            139,937             39,568              35,039
 2.055                       --                 --                 --                 --                 --                  --
 2.060                  203,866              1,154             12,865            594,960             80,841             120,219
 2.070                      625                 --                853              3,846                 --               5,086
 2.080                       --                 --                 --                 --                 --                  --
 2.095                   25,812                 --             10,718             13,023              2,627              15,595
 2.100                   35,980              6,784             11,446             86,521             13,004              29,396
 2.110                   52,891              3,559              8,143            141,133             16,451              31,534
 2.120                    1,129                 --                304              7,957                409               3,723
 2.145                   27,574                 20              2,514              4,514              5,111               5,509
 2.150                   80,051              4,212             10,507             77,946             42,177              40,920
 2.155                       --                 --                 --                 --                 --                  --
 2.160                  103,956              1,617              8,951             60,826             54,983              88,712
 2.170                    7,562                 --              1,902                 --                338                 170
 2.195                    7,477                 --              3,758             30,172              4,749               4,042
 2.200                   57,115              2,028             10,380             75,769             20,213              18,395
 2.205                       --                 --                 --                 --                 --                  --
 2.210                   96,732              3,860             19,087            160,832             67,819              72,504
 2.220                    3,423                 --                 --                155                212                 287
 2.245                    9,825              1,492                705             12,510              1,960               1,477
 2.250                   11,832              1,108              7,062             47,998             12,541               8,693
 2.260                   93,504              6,868             33,032            269,025             72,323             103,653
 2.270                      857                 --                 --                 --                 --                 432
 2.280                       --                 --                 --                 --                 --                  --
 2.295                    9,587                 94                760              1,451              2,636               6,854
 2.300                   42,436              2,910              4,993             96,543             15,144              18,473
 2.305                      755                 --                 --                 --                 --                 890
 2.310                   26,424                 52              7,021             15,370             26,918              26,088
 2.320                       --                 --                458             17,969                105                 406
 2.330                       --                 --                 --                 --                 --                  --
 2.345                    7,522                 --                226                 --                 --               3,124
 2.350                   10,849                427              1,411              1,409              6,243              10,109
 2.360                   40,979              2,591             11,336             81,339             25,314              67,950
 2.370                      792                 --                 --                137                450               1,096


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                      JNL/                 JNL/                                                        Brothers
                  JNL/            S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon        U.S. Government
              S&P Managed          Moderate             Moderate           Brothers High       Brothers Strategic     & Quality
            Growth Portfolio       Portfolio         Growth Portfolio   Yield Bond Portfolio     Bond Portfolio     Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  2.380                   --                    --                 --                    880                2,544              1,502
  2.395               49,602                15,959             23,496                 22,366               19,922              8,645
  2.400               79,633               156,261            163,272                 17,170               27,623              6,652
  2.405                   --                    --                 --                    170                  368                 --
  2.410              197,152                40,404            151,975                 21,520               12,515              3,781
  2.420                6,344                 1,453              2,051                     --                5,365                 --
  2.445              148,839                    --              4,464                  8,138                6,574              5,677
  2.450              212,039                52,011            221,753                 22,201               19,838             18,887
  2.460              275,799               114,604            429,201                 68,307               39,185             44,324
  2.470               18,625                    --             65,301                  2,264                2,390              1,461
  2.480                   --                    --                 --                     62                   89                107
  2.495                4,016                31,622             46,301                    162                  234                230
  2.500               58,540               113,389            134,752                 23,881               20,324             12,006
  2.505                   --                    --                 --                     --                   --                 --
  2.510              198,376               136,240            290,058                119,901               62,597             10,267
  2.520               12,382                34,169             13,226                     --                  659                 --
  2.545               34,894                 1,049              1,727                     --                4,840              1,409
  2.550                5,620                55,555            271,690                 13,619               15,948             12,423
  2.560              289,052               144,498            348,454                 67,516               45,608             12,812
  2.570                7,800                    --              1,727                     --                   --                 --
  2.595               10,997                25,420              3,552                 10,499                1,462              4,072
  2.600                8,661                69,034             73,492                 13,666               10,282              5,482
  2.605                   --                    --                 --                     --                   --                 --
  2.610              442,817                18,358            391,350                 63,890               44,842             22,598
  2.620                1,344                    --              2,136                     --                   --                 --
  2.645               27,941                 7,015             10,502                    591                2,774              1,128
  2.650               57,626                   669             64,977                 18,368                6,775              1,770
  2.660              232,674               376,160            370,808                 21,393               92,743              9,412
  2.670               14,189                    --                 --                    668                  966              1,021
  2.680                   --                    --                 --                     --                   --                 --
  2.695                8,088                 3,966              4,706                  2,250                1,827              1,227
  2.700               26,539                35,203            111,308                  3,612                3,078              2,381
  2.710              191,308                44,399            293,977                 25,000               10,998             83,050
  2.720                5,722                    --                 --                     --                   --                 --
  2.745                8,624                 1,689             23,354                  1,434                   --                 --
  2.750               48,069                28,069             50,427                  7,033                4,750              4,964
  2.755                   --                    --                 --                     --                   --                 --
  2.760              100,428                53,702            132,098                 15,609               27,287              6,377
  2.770                7,397                    --              2,468                     --                   --                 --
  2.795                   --                16,706              4,070                    819                   13                 54
  2.800               58,361                    --             41,870                 21,296               13,151              7,073
  2.805                   --                    --             12,906                     --                   --                 --
  2.810              107,673                13,880             87,920                 10,605                2,994              2,828
  2.820                1,863                    --              5,587                  2,521                1,221                 --
  2.845                  320                28,664              7,602                     --                   63                 75
  2.850               12,099                   568              2,100                     97                  907              3,615
  2.860               75,165                45,064            140,006                  1,583                  305                414



                  JNL/           JNL/Select           JNL/Select           JNL/              JNL/            JNL/T. Rowe
             Select Balanced       Global             Large Cap        Select Money       Select Value     Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  2.380                   --                 --                 --                 --                 --                  --
  2.395                4,542                 --              1,024              6,527              5,299               4,532
  2.400                7,671                713              5,051             18,866              6,213               8,674
  2.405                  199                 --                182                188                 --                  90
  2.410               10,879                732              1,110              5,858             15,888              16,426
  2.420                   --                 --                 --                894                 --                  --
  2.445                6,560                 --              1,643                634              1,403               2,509
  2.450               15,590                261              1,400             15,989              3,665               6,884
  2.460               25,783              2,155              2,274             85,368              8,809              26,408
  2.470                   57                 --                 --                 --              1,461               3,008
  2.480                   --                 --                 --                 --                 --                  --
  2.495                  260              1,136                536             10,570              3,588               3,361
  2.500                8,274                 --              2,627             18,155                756               9,878
  2.505                   --                 --                 --                 --                 --                  --
  2.510               30,756              6,590              2,605             60,407             16,690              14,540
  2.520                  217                 --                 --                 --                 --                 194
  2.545                5,120                 --              3,455              9,257              5,988                 128
  2.550                8,801              1,060              1,054             40,235              5,279               7,888
  2.560               43,719                423              7,751             47,831             14,033              27,719
  2.570                   --                 --                 --             12,425                 --                  --
  2.595                  780                 --                 --              5,542              5,127               1,004
  2.600               14,899              1,154                888             11,837              1,744               2,431
  2.605                   --                 --                 --                 --                 --                  --
  2.610               28,268              2,625              3,669             20,099             24,967              24,655
  2.620                2,007                 --                 --                 --                 --                  --
  2.645                1,419              1,003                 --              2,025                 99                  --
  2.650               12,535                186              2,102              2,275              5,233               7,900
  2.660               39,461              2,755              1,624            151,230             18,466              58,211
  2.670                1,260                 --                 --                 --                 --                 784
  2.680                   --                 --                 --                 --                 --                  --
  2.695                  920                 --                264                215                743                 353
  2.700                  943                 --                 --              4,251                173                 859
  2.710               19,989              5,493              5,166             19,393              9,918              23,214
  2.720                   --                 --                 --                 --                 --                  --
  2.745                1,726                 --                221              1,388                437               1,351
  2.750                  973                 --                958              1,478                 --               2,348
  2.755                   --                 --                 --                 --                 --                  --
  2.760               21,606                203              1,078             41,482              1,843               7,204
  2.770                   --                 --                 --                 --                 --                  --
  2.795                  958                 --                 --             68,736                 18               2,203
  2.800                6,385                 --                 --             13,340             10,076               5,823
  2.805                   --                 --                 --                 --                 --                  --
  2.810                2,226                 --              4,398             10,856                494              14,939
  2.820                   --              1,052                441                 --                 --                  --
  2.845                  384                 --                 --                 --                474                  93
  2.850                   95                 --                226                 22              1,225                 878
  2.860                1,350                564                 --                524                265                 780

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                      JNL/                 JNL/                                                        Brothers
                  JNL/            S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon        U.S. Government
              S&P Managed          Moderate             Moderate           Brothers High       Brothers Strategic     & Quality
            Growth Portfolio       Portfolio         Growth Portfolio   Yield Bond Portfolio     Bond Portfolio     Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  2.870                   --                 5,447                 --                     --                   --                 --
  2.895                9,111                 2,242              7,070                     --                   --                 --
  2.900                   --                    --                753                  8,510                9,751                356
  2.910               33,313                    --            150,000                 23,047                4,814              4,597
  2.920                   --                    --             32,559                     --                   --                 --
  2.945                   --                    --                 --                     --                   --                 --
  2.950               14,901                13,082              2,387                  1,001                  732                 --
  2.955                   --                    --                 --                     --                   --                 --
  2.960               50,284                25,755            130,307                 15,718                6,186              7,142
  2.970                   --                    --                 --                    367                  340                 86
  2.995                   --                 8,216                 --                     --                   --                 --
  3.000                   --                 1,529             10,801                     --                   --                 --
  3.010               44,653                 7,074             18,873                  3,896                4,422              1,823
  3.045                   --                12,047              1,345                     --                   --                 --
  3.050               21,570                 5,731             50,577                     --                   --                421
  3.060               42,693                 2,273             34,679                  8,425                4,207              8,613
  3.070                   --                    --                 --                     --                   --                 --
  3.095                   --                 2,456              5,974                    850                  619              2,470
  3.100                4,424                    --                 --                     --                   --                 --
  3.110               12,552                 2,516              9,639                  5,861                2,490              3,436
  3.120                   --                    --                 --                  2,188                   --              3,808
  3.145                   --                    --                723                    212                   --                 --
  3.150                3,380                    --                 --                     12                   21              2,851
  3.160               13,818                 6,314             23,093                  3,006                  879              2,698
  3.195                   --                    --                 --                     --                   --                 --
  3.200                1,352                    --                 --                     --                   --                 --
  3.210                1,549                    --              5,765                    539                   --                 --
  3.245                   --                    --              7,092                     --                   --                 --
  3.250                   --                    --                 --                     --                   --                 --
  3.255                   --                    --                 --                     --                   --                 --
  3.260                5,712                 1,651             10,461                     --                   --              2,424
  3.270                   --                    --                 --                     --                   --                 --
  3.295                   --                    --                 --                     --                  670                799
  3.300                   --                    --             57,975                     --                   --                 --
  3.310                1,212                    --              4,062                     --                   --                 --
  3.345                3,626                    --                 --                     --                   --                 --
  3.350                   --                    --                 --                     --                   --                 --
  3.360                2,269                    --                 --                    746                   --                 --
  3.395                   --                    --             14,676                     --                   --                 --
  3.400                   --                    --                 --                     --                   --                 --
  3.410                   --                    --                 --                    336                  248                 --
  3.445                   --                    --                 --                     --                   --                 --
  3.450                   --                    --                 --                     --                   --                 --
  3.460                   --                    --                 --                     --                   --                 --
  3.470                   --                    --              1,507                     --                   --                 --
  3.500                   --                    --                 --                     --                   --                 --
  3.510                   --                    --              2,158                    421                  155                 --



                  JNL/           JNL/Select           JNL/Select           JNL/              JNL/            JNL/T. Rowe
             Select Balanced       Global             Large Cap        Select Money       Select Value     Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  2.870                   --                 --                 --              2,666                 --                  --
  2.895                   --                 --                 --             66,980                 --                  --
  2.900                1,280                 --                 --             43,426              7,096               1,000
  2.910                3,705                 --                373              1,089              1,928               9,131
  2.920                   --                 --                 --              7,164                 --                  --
  2.945                   --                 --                 --                 --                 --                 608
  2.950                  312                310                 --             11,354                 --                  --
  2.955                   --                 --                 --                 --                 --                  --
  2.960               20,815                211                 --             22,981                239                  --
  2.970                  447                 --                 --                 --                 --                 600
  2.995                   --                 --                 --                 --                 --                  --
  3.000                1,599                 --                 --                 --                 --                  --
  3.010                5,618                238              1,173                 --              2,275               5,992
  3.045                  767                 --                 --                 --                 --                  --
  3.050                   --                 --                 --                361                 --                 951
  3.060                3,923                 --                 30             40,303              3,440              13,157
  3.070                   --                 --                 --                 --                 --                  --
  3.095                  974                 --                 --                 --                781                  --
  3.100                   --                 --                 --                 --                 --                  --
  3.110                  295              2,123                254                 --                 --                 460
  3.120                   --                 --                 --                 --                 --                  --
  3.145                   --                214                 --                 --                 --                  --
  3.150                   --                 --                 --                 22                317                 936
  3.160                   --                358                 --                 --                 --                 923
  3.195                   --                 --                 --                 --                 --                  --
  3.200                   --                 --                 --                 --                 --                  --
  3.210                   --                 --                 --              4,296                 --               1,345
  3.245                   --                 --                 --                 --                 --                  --
  3.250                   --                 --                 --                 --                 --                  --
  3.255                   --                 --                 --                 --                 --                  --
  3.260                   --                 --                423             22,748                550                  --
  3.270                   --                 --                 --                 --                 --                  --
  3.295                   --                 --                 --                 --                 --                  --
  3.300                   --                 --                 --                 --                 --                  --
  3.310                   74                 --                 --             13,423                 --                  --
  3.345                   --                 --                 --                 --                 --                  --
  3.350                   --                 --                 --                 --                 --                  --
  3.360                2,031                 --                 --                 --                 --                  --
  3.395                   --                 --                 --                 --                 --                  --
  3.400                   --                 --                 --                 --                 --                  --
  3.410                   --                 --                113                 --                 --                 548
  3.445                   --                 --                 --                 --                 --                  --
  3.450                   --                 --                 --                 --                 --                  --
  3.460                   --                 --                 --                 --                 --                  --
  3.470                   --                 --                 --                 --                 --                  --
  3.500                   --                 --                 --                 --                 --                  --
  3.510                   --                 --                 --                 --                 --                  --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                         JNL/             JNL/                                                         Brothers
                          JNL/        S&P Managed     S&P Managed          JNL/Salomon            JNL/Salomon       U.S. Government
                      S&P Managed       Moderate        Moderate           Brothers High       Brothers Strategic     & Quality
                   Growth Portfolio    Portfolio     Growth Portfolio   Yield Bond Portfolio    Bond Portfolio       Bond Portfolio
                   ----------------   ------------   ----------------   --------------------   ------------------   ---------------
       M&E CLASS
         3.545                   --             --                 --                     --                   --                --
         3.560                   --             --              5,322                    819                2,908                --
         3.610                3,415             --                725                     --                   --                --
         3.650                   --             --                 --                     --                   --                --
         3.660                   --             --                 --                     --                   --                --
         3.695                   --             --                 --                     --                   --                --
         3.700                   --             --                 --                     --                   --                --
         3.710                   --             --                 --                     --                   --                --
         3.750                   --             --                 --                     --                   --                --
         3.760                   --             --                 --                     --                   --                --
         3.800                   --             --                 --                     --                   --                --
         3.860                   --             --                 --                     --                   --                --
         3.895                   --             --                 --                     --                   --                --
         3.910                   --             --                 --                     --                  189                --
         4.000                   --             --                 --                     --                   --                --





PERSPECTIVE
Standard Benefit         16,904,104        460,906         12,141,955              7,310,171            2,799,479         5,500,658
Maximum Anniversary
   Value Benefit            124,992             --             64,716                 18,854                4,184            21,345
Earnings Protection
   Benefits                 130,161             --             88,121                 22,291               18,995            25,986
Combined Optional
   Benefits                 206,585             --             15,728                     68                2,155             2,393
                   ----------------   ------------   ----------------   --------------------   ------------------   ---------------
        Total            69,873,370     12,957,804         58,758,309             17,806,719           10,244,424        11,097,877
                   ================   ============   ================   ====================   ==================   ===============





                         JNL/           JNL/Select          JNL/Select            JNL/              JNL/             JNL/T. Rowe
                   Select Balanced        Global            Large Cap         Select Money       Select Value     Price Established
                      Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                  --
         3.560                4,176                 --                 --                 --                584                  --
         3.610                   --                887                 --                 --                 --                  --
         3.650                   --                 --                 --                 --                 --                  --
         3.660                   --                 --                 --                 --                 --                  --
         3.695                   --                 --                 --                 --                 --                  --
         3.700                   --                 --                 --                 --                 --                  --
         3.710                   --                 --                 --                 --                 --                  --
         3.750                   --                 --                 --                 --                 --                  --
         3.760                   --                 --                 --                 --                 --                  --
         3.800                   --                 --                 --                 --                 --                  --
         3.860                   --                 --                 --                 --                 --                  --
         3.895                   --                 --                 --                 --                 --                  --
         3.910                   --                 --                 --                 --                 --                 273
         4.000                   --                 --                 --                 --                 --                  --





PERSPECTIVE
Standard Benefit          8,672,411          5,915,083          5,935,445          2,873,721          1,111,423           8,725,273
Maximum Anniversary
   Value Benefit             16,806                 --              5,314                385              3,540              59,985
Earnings Protection
   Benefits                  29,397                 --             25,257             41,624              2,530              60,227
Combined Optional
   Benefits                  13,208                 --              1,950                 --                 --               2,237
                   ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
        Total            16,635,149          6,149,342          7,241,214         10,932,578          4,555,238          14,267,380
                   ================   ================   ================   ================   ================   =================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  1.000                                   36,051                          47,430
  1.100                                      238                             102
  1.150                                  567,131                       1,358,815
  1.250                                  260,164                         758,829
  1.300                                  206,392                         797,625
  1.350                                    9,314                              --
  1.395                                       --                              --
  1.400                                  134,301                         597,134
  1.420                                    2,189                          11,005
  1.450                                   65,038                         174,292
  1.500                                  228,452                         745,494
  1.545                                   40,814                         115,458
  1.550                                   41,846                         160,354
  1.560                                    6,187                           2,430
  1.570                                   10,766                          55,973
  1.575                                       --                              --
  1.600                                  178,533                         555,449
  1.605                                       --                              --
  1.630                                    1,998                           5,013
  1.645                                    4,005                          38,390
  1.650                                  279,363                         741,058
  1.660                                    4,919                              --
  1.670                                    3,669                          35,868
  1.695                                   20,873                          64,795
  1.700                                  148,533                         387,356
  1.710                                  308,400                         883,089
  1.720                                   10,768                          20,091
  1.725                                       --                              --
  1.745                                       --                              --
  1.750                                   43,243                         183,034
  1.760                                    5,564                           9,895
  1.795                                   13,093                          42,518
  1.800                                   92,969                         273,939
  1.810                                  157,172                         361,910
  1.820                                    6,390                          38,108
  1.825                                       --                              --
  1.845                                   16,421                          84,275
  1.850                                   33,746                         162,865
  1.855                                       --                              --
  1.860                                  165,828                         512,756
  1.870                                      649                           9,743
  1.880                                       --                              --
  1.895                                   12,884                          60,826
  1.900                                   75,590                         183,209
  1.905                                       --                             457
  1.910                                    1,231                          20,375
  1.920                                    2,857                          24,381

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  1.945                                 6,401.00                          38,791
  1.950                                   50,939                         164,772
  1.955                                      456                              --
  1.960                                   96,026                         279,732
  1.970                                      444                           6,701
  1.980                                       --                              --
  1.995                                   12,882                          47,229
  2.000                                   81,972                         122,907
  2.005                                       --                              --
  2.010                                   19,124                          56,064
  2.020                                    5,022                           7,985
  2.030                                       --                              --
  2.045                                    6,724                          26,485
  2.050                                   44,742                         123,772
  2.055                                       --                              --
  2.060                                   94,694                         215,412
  2.070                                    2,468                           6,341
  2.080                                       --                              --
  2.095                                   14,138                          59,706
  2.100                                   46,027                          95,741
  2.110                                   24,545                          71,841
  2.120                                    1,719                           7,549
  2.145                                    8,000                          31,187
  2.150                                   38,841                         147,480
  2.155                                       --                              --
  2.160                                   66,364                         155,551
  2.170                                    1,013                           1,802
  2.195                                    5,290                          11,539
  2.200                                   23,961                          99,556
  2.205                                       --                              --
  2.210                                   73,063                         164,189
  2.220                                    2,364                           1,650
  2.245                                    2,347                           6,968
  2.250                                   10,538                          41,050
  2.260                                  104,734                         274,951
  2.270                                      840                           3,794
  2.280                                       59                              --
  2.295                                    1,708                           9,395
  2.300                                   19,577                          36,891
  2.305                                      265                              --
  2.310                                   24,127                          38,843
  2.320                                      330                             573
  2.330                                       --                              --
  2.345                                    2,698                           8,568
  2.350                                    5,603                          32,537
  2.360                                   66,601                         160,518
  2.370                                      724                           1,857

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  2.380                                       --                              --
  2.395                                    5,924                          15,013
  2.400                                    6,566                          22,088
  2.405                                       --                             330
  2.410                                   17,903                          35,123
  2.420                                    2,272                              --
  2.445                                    8,953                           7,275
  2.450                                    8,427                          24,954
  2.460                                   36,572                          57,897
  2.470                                      888                           3,783
  2.480                                       --                              --
  2.495                                    1,249                           1,539
  2.500                                    8,275                          43,555
  2.505                                       --                              --
  2.510                                   22,444                          60,689
  2.520                                      259                              --
  2.545                                    2,445                           5,013
  2.550                                    4,307                          21,433
  2.560                                   36,134                          26,624
  2.570                                       --                              --
  2.595                                    2,065                           4,106
  2.600                                    4,662                          23,097
  2.605                                       --                              --
  2.610                                   20,288                          50,979
  2.620                                       --                              --
  2.645                                      160                              --
  2.650                                    8,462                           6,112
  2.660                                   43,521                          71,525
  2.670                                      320                           5,579
  2.680                                       --                              --
  2.695                                      216                             776
  2.700                                      206                           1,151
  2.710                                   14,899                          44,686
  2.720                                       --                              --
  2.745                                      406                           2,628
  2.750                                    2,328                           8,614
  2.755                                       --                              --
  2.760                                   11,060                          18,153
  2.770                                       --                             698
  2.795                                    1,385                              24
  2.800                                    2,489                           4,098
  2.805                                       --                              --
  2.810                                    4,899                          41,455
  2.820                                       --                              --
  2.845                                      222                           2,568
  2.850                                      958                           2,425
  2.860                                    1,430                           3,008

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  2.870                                        -                               -
  2.895                                      159                           3,422
  2.900                                      953                           1,853
  2.910                                    5,963                          23,647
  2.920                                        -                               -
  2.945                                    1,698                               -
  2.950                                      799                           1,421
  2.955                                        -                               -
  2.960                                    8,680                          26,071
  2.970                                      307                           1,065
  2.995                                        -                               -
  3.000                                        -                               -
  3.010                                    2,217                           7,948
  3.045                                      550                           1,264
  3.050                                      717                           1,666
  3.060                                    5,900                          45,614
  3.070                                        -                               -
  3.095                                      310                           1,032
  3.100                                        -                               -
  3.110                                    1,003                             973
  3.120                                        -                               -
  3.145                                        -                               -
  3.150                                      659                           1,663
  3.160                                      840                               -
  3.195                                        -                               -
  3.200                                        -                               -
  3.210                                        -                           2,863
  3.245                                        -                               -
  3.250                                        -                               -
  3.255                                        -                               -
  3.260                                      122                           1,476
  3.270                                        -                               -
  3.295                                        -                               -
  3.300                                        -                               -
  3.310                                        -                               -
  3.345                                        -                               -
  3.350                                        -                               -
  3.360                                      831                             355
  3.395                                        -                               -
  3.400                                        -                               -
  3.410                                      133                             955
  3.445                                        -                               -
  3.450                                        -                               -
  3.460                                        -                               -
  3.470                                        -                               -
  3.500                                        -                               -
  3.510                                        -                               -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  3.545                                        -                               -
  3.560                                        -                             774
  3.610                                        -                               -
  3.650                                        -                               -
  3.660                                        -                               -
  3.695                                        -                               -
  3.700                                        -                               -
  3.710                                        -                               -
  3.750                                        -                               -
  3.760                                        -                               -
  3.800                                        -                               -
  3.860                                        -                               -
  3.895                                        -                               -
  3.910                                       97                             701
  4.000                                        -                               -




PERSPECTIVE
 Standard Benefit                      7,110,724                       5,635,536
  Maximum Anniversary
    Value Benefit                         43,291                          32,990
  Earnings Protection
    Benefits                              42,099                          73,292
  Combined Optional
    Benefits                               2,741                           4,995
                            --------------------             -------------------
      Total                           11,678,338                      18,572,842
                            ====================             ===================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005:

                           Fifth          Fifth Third         Fifth        Fifth Third          JNL/          JNL/AIM
                       Third Balanced  Disciplined Value   Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio   Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------   ----------------   ---------
M&E CLASS
  1.000                   $         -        $         -     $         -     $         -      $    374,174   $  371,414
  1.100                             -                  -               -               -             1,363            -
  1.150                             -                  -               -               -         7,599,578      860,667
  1.250                        34,213          1,612,854         716,474       1,286,965         3,886,481    1,951,210
  1.300                             -                  -               -               -         3,099,969      463,610
  1.350                             -                  -               -               -           545,589            -
  1.395                             -                  -               -               -                 -            -
  1.400                             -                  -               -               -         2,528,339      239,622
  1.420                             -                  -               -               -                 -            -
  1.450                             -                  -               -               -         1,606,444       77,296
  1.500                        27,742            245,335         107,084         229,958         5,310,890      905,751
  1.545                             -                  -               -               -           769,830       74,080
  1.550                             -             77,395          48,158          63,459           364,072      325,536
  1.560                             -                  -               -               -                 -            -
  1.570                             -                  -               -               -           165,648        2,251
  1.575                             -                  -               -               -                 -            -
  1.600                        23,540            999,821         412,339         755,073         3,315,102      969,331
  1.605                             -                  -               -               -                 -            -
  1.630                             -                  -               -               -                 -            -
  1.645                             -             34,945          13,441          25,338            80,404       22,106
  1.650                        11,285            703,093         314,185         564,763         4,265,440    1,651,052
  1.660                             -                  -               -               -           105,913            -
  1.670                             -                  -               -               -            29,596       19,042
  1.695                             -                  -               -               -           370,053       13,116
  1.700                        10,613             79,071          43,764          92,173         1,781,652      354,409
  1.710                             -                  -               -               -         5,527,153      707,160
  1.720                             -                  -               -               -            65,338            -
  1.725                             -                  -               -               -                 -            -
  1.745                             -                  -               -               -                 -            -
  1.750                             -             72,151          27,533          54,686           952,432      240,374
  1.760                             -            181,548          75,260         177,513            27,683       16,877
  1.795                             -                  -               -               -           121,500            -
  1.800                             -             86,056          45,326          74,898         1,668,515      489,089
  1.810                         5,148            328,168         131,998         196,343         1,700,616      650,600
  1.820                             -                  -               -               -            14,718            -
  1.825                             -                  -               -               -                 -            -
  1.845                             -                  -               -               -           249,206       35,411
  1.850                             -            342,112         139,730         322,555           660,519      384,440
  1.855                             -                  -               -               -                 -            -
  1.860                             -                  -               -               -         2,086,012      461,569
  1.870                             -                  -               -               -            26,358            -
  1.880                             -                  -               -               -                 -            -
  1.895                             -                  -               -               -           613,357       53,449
  1.900                             -            103,122          33,443          82,236           989,358      303,299
  1.905                             -                  -               -               -                 -            -
  1.910                             -                  -               -               -                 -            -
  1.920                             -                  -               -               -            44,955       48,090

                             JNL/                                JNL/                             JNL/Eagle          JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap          Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio     Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------     ---------
M&E CLASS
  1.000                   $     154,938       $         -       $         -      $    257,015      $    390,870    $  701,051
  1.100                           1,129           436,677                 -             2,682            86,510             -
  1.150                       4,840,773         5,440,811                 -         5,763,474         3,621,556     9,014,373
  1.250                       2,415,690         1,921,897                 -         3,225,120         2,305,618     5,194,097
  1.300                       1,972,224         2,036,332                 -         3,126,555         1,692,316     6,528,050
  1.350                         259,678                 -                 -                 -                 -             -
  1.395                               -                 -                 -                 -                 -             -
  1.400                       1,620,766         2,125,360                 -         1,924,364         1,291,973     3,741,069
  1.420                               -                 -                 -                 -                 -             -
  1.450                         655,815           478,461                 -           496,809           247,223     1,459,907
  1.500                       2,696,833         2,186,550                 -         4,155,766         2,062,677     3,564,738
  1.545                         232,922           444,557                 -           309,636           337,181       758,103
  1.550                         185,878           236,539                 -           240,152           186,918       936,283
  1.560                         212,331                 -                 -            40,762            16,801             -
  1.570                          80,007           101,543                 -            75,336            74,329        71,744
  1.575                               -                 -                 -                 -                 -             -
  1.600                       1,444,080         2,273,225                 -         1,511,237         1,334,882     3,408,619
  1.605                               -                 -                 -                 -                 -             -
  1.630                               -                 -                 -             2,338                 -             -
  1.645                          28,603            27,631                 -            47,068            45,148       436,508
  1.650                       1,911,209         1,665,889                 -         2,133,227         1,906,105     3,977,366
  1.660                               -                 -                 -                 -            82,946             -
  1.670                          33,343             6,424                 -                 -            33,545       420,504
  1.695                         106,606           617,019                 -           255,994           214,374       387,558
  1.700                         936,757         1,266,924                 -           783,997         1,791,074     1,832,065
  1.710                       3,072,513         4,069,987                 -         3,865,198         2,486,411     3,964,440
  1.720                          25,991            64,629                 -            36,635            18,326       156,211
  1.725                               -                 -                 -                 -                 -             -
  1.745                               -                 -                 -                 -                 -             -
  1.750                         761,484           541,565                 -           700,422           234,515       987,824
  1.760                          44,384                 -                 -           196,775            85,055        10,878
  1.795                         158,824           252,560                 -           145,758           115,231       205,393
  1.800                         699,527         1,223,227                 -           751,538           474,628     2,439,005
  1.810                       1,118,614           672,643                 -           712,880           861,006     2,441,395
  1.820                         114,137           128,478                 -            32,231             9,392        18,835
  1.825                               -                 -                 -                 -                 -             -
  1.845                         271,309           284,110                 -           164,396            84,504       378,584
  1.850                         271,712           318,966                 -           593,158           272,482       512,349
  1.855                               -                 -                 -                 -                 -             -
  1.860                       1,456,537         1,539,613                 -         1,507,247           876,662     2,253,783
  1.870                               -             1,379                 -                 -                 -       149,661
  1.880                               -                 -                 -                 -                 -             -
  1.895                         196,174           325,365                 -           297,995           275,651       675,024
  1.900                         431,899           748,615                 -         1,014,146           643,823       988,495
  1.905                               -                 -                 -                 -                 -             -
  1.910                               -                 -                 -                 -            28,806             -
  1.920                           7,049            51,096                 -             8,871            46,945        70,249

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                           Fifth          Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  1.945                $            -    $             -  $           -  $            -  $         91,631  $    13,126
  1.950                             -             40,072         16,344          40,776           487,668      274,187
  1.955                             -                  -              -               -                 -        5,825
  1.960                             -                  -              -               -         1,183,757      230,495
  1.970                             -                  -              -               -                 -            -
  1.980                             -                  -              -               -                 -        2,271
  1.995                             -                  -              -               -           170,841       92,287
  2.000                             -                  -              -               -           499,380      218,874
  2.005                             -             13,267          6,011          13,874                 -            -
  2.010                             -             85,761         34,873          86,298           656,629       37,902
  2.020                             -                  -              -               -             5,381            -
  2.030                             -                  -              -               -                 -            -
  2.045                             -                  -              -               -           159,870       22,458
  2.050                             -             34,919         14,945          35,075           703,419      185,912
  2.055                             -                  -              -               -                 -            -
  2.060                             -             85,840         38,056          87,516         1,938,688      592,825
  2.070                             -                  -              -               -            32,574        5,459
  2.080                             -                  -              -               -                 -            -
  2.095                             -                  -              -               -            64,414       23,879
  2.100                             -             16,582              -           4,878           353,028      240,697
  2.110                             -             27,010         12,550          20,210           424,017      162,888
  2.120                             -                  -              -               -            30,010          488
  2.145                             -                  -              -               -           151,642        5,443
  2.150                             -            123,306         52,647         122,012           220,916      384,136
  2.155                             -                  -              -               -                 -            -
  2.160                        15,297            254,172        119,472         244,146           729,061      473,140
  2.170                             -                  -              -               -            21,531            -
  2.195                             -                  -              -               -            77,149        8,419
  2.200                         1,028             13,358          4,650          12,763           319,632      525,472
  2.205                             -                  -              -               -                 -            -
  2.210                         9,193            220,753         83,965         179,003           712,395      625,410
  2.220                             -                  -              -               -            40,868            -
  2.245                             -                  -              -               -            26,756       13,381
  2.250                             -                  -              -               -           134,030       38,692
  2.260                             -            115,325         52,635         113,449         1,277,252      208,253
  2.270                             -                  -              -               -            14,153            -
  2.280                             -                  -              -               -                 -            -
  2.295                             -              6,487          2,905           6,771            34,885        9,005
  2.300                             -            113,707         47,459         112,938           286,005      104,599
  2.305                             -                  -              -               -                 -            -
  2.310                             -             11,302          4,503          12,125           303,921      249,818
  2.320                             -                  -              -               -             8,210        5,572
  2.330                             -                  -              -               -                 -            -
  2.345                             -                  -              -               -            36,371       14,957
  2.350                             -                  -              -               -           167,581        2,012
  2.360                             -             80,815         33,500          77,334         1,159,687      199,618
  2.370                             -                  -              -               -            18,366        6,017

                             JNL/                                JNL/                              JNL/Eagle      JNL/FMR
                         AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.945                $          7,184  $        227,193  $              -  $        140,183  $          2,487  $ 432,890
  1.950                         678,420           506,949                 -           374,511           290,986    506,531
  1.955                               -                 -                 -                 -                 -          -
  1.960                         937,268         1,602,844                 -         1,289,688           568,710  1,985,193
  1.970                           8,124             8,283                 -             4,545            96,670     22,758
  1.980                               -                 -                 -                 -                 -          -
  1.995                          51,466            87,220                 -           159,626            89,027    267,463
  2.000                         521,631           243,542                 -           171,585           250,227    903,269
  2.005                           2,942                 -                 -                 -                 -          -
  2.010                         299,032            83,280                 -           151,046           463,163    216,716
  2.020                               -             6,986                 -             4,913            65,960     95,344
  2.030                               -                 -                 -                 -                 -          -
  2.045                          74,453            79,702                 -            58,459            60,726    203,905
  2.050                         371,726           279,644                 -           434,978           355,714    663,419
  2.055                               -                 -                 -                 -                 -          -
  2.060                       1,157,766           580,895                 -         1,122,971         1,042,468  1,450,731
  2.070                           3,369                 -                 -                 -            12,735    256,675
  2.080                               -                 -                 -                 -                 -          -
  2.095                         194,081            60,015                 -           143,896            90,960    313,925
  2.100                         156,730           218,836                 -           321,205           232,509    334,076
  2.110                         164,537           269,292                 -           294,428           288,433    470,188
  2.120                           5,798            12,416                 -            30,456            15,266     81,851
  2.145                          46,495            51,795                 -            68,746           175,758    361,206
  2.150                         358,483           623,197                 -           524,070           366,042    550,782
  2.155                               -                 -                 -                 -                 -          -
  2.160                         349,117           658,157                 -           542,198           493,817    923,314
  2.170                               -                 -                 -                 -                 -     69,181
  2.195                          27,979            18,552                 -            25,921            16,937     30,756
  2.200                         146,070           124,485                 -           274,829           170,811    512,557
  2.205                               -                 -                 -                 -                 -          -
  2.210                         321,080           269,562                 -           514,286           256,524  1,143,600
  2.220                          10,962             3,740                 -             6,932            15,313          -
  2.245                          52,419                 -                 -             4,848                 -     42,498
  2.250                         156,349           238,272                 -            90,647             9,678    200,293
  2.260                         424,519           290,115                 -           710,928         1,422,252  1,164,760
  2.270                          10,488                 -                 -                 -                 -      6,152
  2.280                               -                 -                 -                 -                 -          -
  2.295                           3,122            11,635                 -            32,067            13,486     46,908
  2.300                         148,184            77,381                 -           139,082           308,026    186,420
  2.305                               -                 -                 -                 -                 -          -
  2.310                         121,253            98,920                 -           125,731           172,537    353,109
  2.320                           1,133            11,167                 -                 -                 -     19,027
  2.330                               -                 -                 -                 -                 -          -
  2.345                           5,615            24,345                 -            36,064            18,174     72,579
  2.350                          74,957            31,729                 -            88,683            30,641    119,887
  2.360                         820,443           120,497                 -           359,902           162,057    391,718
  2.370                           3,547             1,509                 -             3,819             9,613          -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                           Fifth          Fifth Third         Fifth       Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  2.380                   $         -       $          -     $        -     $         -       $         -    $   9,651
  2.395                             -                  -              -               -           151,683       21,664
  2.400                             -             21,774         10,059          22,141            71,097       88,345
  2.405                             -                  -              -               -                 -            -
  2.410                           587             17,568          3,471           8,590           120,788      216,133
  2.420                             -                  -              -               -                 -        3,004
  2.445                             -                  -              -               -            82,737            -
  2.450                             -              3,939          1,700           3,008           186,999       28,345
  2.460                             -             23,643          7,477          18,075           280,741      105,740
  2.470                             -                  -              -               -            41,983            -
  2.480                             -                  -              -               -                 -          466
  2.495                             -                  -              -               -               705        9,837
  2.500                             -                  -              -               -           376,354      154,517
  2.505                             -                  -              -               -                 -            -
  2.510                             -                  -              -               -           304,018      137,159
  2.520                             -                  -              -               -                 -            -
  2.545                             -             25,608          9,084          25,411             3,051            -
  2.550                             -                  -              -               -            66,688       74,872
  2.560                             -              4,676              -               -            86,274       65,647
  2.570                             -                  -              -               -                 -            -
  2.595                             -                  -              -               -            48,412       31,391
  2.600                             -                  -              -               -           136,000       29,267
  2.605                             -                  -              -               -                 -            -
  2.610                             -             35,644         13,659          33,085           732,308      427,966
  2.620                             -                  -              -               -                 -       16,065
  2.645                             -                  -              -               -             2,663       32,558
  2.650                             -                  -              -               -             6,637       67,721
  2.660                             -              1,885            832           1,958           212,922      155,934
  2.670                             -                  -              -               -             2,855            -
  2.680                             -                  -              -               -                 -            -
  2.695                             -                  -              -               -             5,873            -
  2.700                             -                  -              -               -             1,777       25,228
  2.710                             -             16,228          6,479           8,354           133,645      744,373
  2.720                             -                  -              -               -                 -            -
  2.745                             -                  -              -               -            22,250       32,311
  2.750                             -                  -              -               -            49,298       30,456
  2.755                             -                  -              -               -                 -            -
  2.760                             -             18,739         10,482               -           154,130      220,765
  2.770                             -                  -              -               -                 -            -
  2.795                             -                  -              -               -               467       34,015
  2.800                             -                  -              -               -            19,887       23,144
  2.805                             -                  -              -               -                 -            -
  2.810                             -                  -              -               -             7,071       71,553
  2.820                             -                  -              -               -            20,794       41,293
  2.845                             -                  -              -               -                 -        4,840
  2.850                             -                  -              -               -            12,572       10,076
  2.860                             -                  -              -               -            26,497            -

                             JNL/                                JNL/                             JNL/Eagle       JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.380                    $          -       $         -       $         -       $         -       $         -  $       -
  2.395                         104,528            94,128                 -            65,350            19,833    110,279
  2.400                          12,352            38,102                 -            75,877            34,553    196,918
  2.405                               -                 -                 -                 -                 -          -
  2.410                          47,199            61,081                 -           188,296            70,524    236,150
  2.420                               -                 -                 -                 -                 -          -
  2.445                          15,911            20,908                 -            46,283            64,841     36,300
  2.450                          91,892            71,916                 -            53,937            22,484    236,340
  2.460                         403,720           168,382                 -           125,400           318,732    345,694
  2.470                          11,811            20,651                 -            52,484                 -          -
  2.480                               -                 -                 -                 -                 -          -
  2.495                               -            16,121                 -               693            55,569     10,792
  2.500                         234,252            14,027                 -            83,161            50,216     25,074
  2.505                               -                 -                 -                 -                 -          -
  2.510                         221,908           172,600                 -            44,315           138,405    181,536
  2.520                               -                 -                 -             5,851                 -          -
  2.545                          40,478                 -                 -                 -                 -      7,722
  2.550                          30,945             7,581                 -             2,496            30,449     84,790
  2.560                          17,604           100,463                 -           126,100           100,035    144,882
  2.570                               -                 -                 -                 -                 -          -
  2.595                               -                 -                 -            39,413             1,842          -
  2.600                          16,779            80,859                 -             7,596            46,640    101,834
  2.605                               -                 -                 -                 -                 -          -
  2.610                         107,886           168,548                 -           152,934            93,330    338,395
  2.620                               -                 -                 -                 -                 -          -
  2.645                               -                 -                 -                 -                 -     25,971
  2.650                         199,604             5,047                 -            34,707            88,725     30,092
  2.660                         269,487           127,663                 -            72,848           314,528    219,239
  2.670                          15,863                 -                 -                 -             9,917          -
  2.680                               -                 -                 -                 -                 -          -
  2.695                               -            12,185                 -            11,261             6,288          -
  2.700                               -            26,838                 -             4,711             4,824     49,033
  2.710                          18,604            39,770                 -            22,128           109,973    188,674
  2.720                               -                 -                 -                 -                 -          -
  2.745                           6,491                 -                 -            29,319            31,696          -
  2.750                          25,010               794                 -            39,851             8,321     43,174
  2.755                               -                 -                 -                 -                 -          -
  2.760                          89,539            36,995                 -            12,395            68,200    184,006
  2.770                               -                 -                 -                 -                 -          -
  2.795                               -                 -                 -                 -               231     19,982
  2.800                          21,555            12,295                 -            55,674            60,483    163,995
  2.805                               -                 -                 -                 -                 -          -
  2.810                          14,234            15,105                 -                 -            57,077      7,009
  2.820                               -                 -                 -                 -                 -          -
  2.845                             525            20,718                 -                 -            25,479          -
  2.850                          17,118             1,540                 -            18,251                 -      1,492
  2.860                          13,129            19,230                 -                 -            22,792     10,278

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                    Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
               Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                -------------    -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  2.870         $           -     $            -   $          -    $          -   $             -    $       -
  2.895                     -                  -              -               -                 -       21,275
  2.900                     -                  -              -               -                40       14,171
  2.910                     -                  -              -               -            89,288       11,496
  2.920                     -                  -              -               -                 -            -
  2.945                     -                  -              -               -                 -            -
  2.950                     -                  -              -               -                 -        4,422
  2.955                     -                  -              -               -                 -            -
  2.960                     -                  -              -               -             1,217       16,641
  2.970                     -                  -              -               -                 -            -
  2.995                     -                  -              -               -                 -            -
  3.000                     -                  -              -               -                 -       16,167
  3.010                     -             21,983          9,398               -            81,051        2,409
  3.045                     -                  -              -               -                 -            -
  3.050                     -                  -              -               -                 -       13,371
  3.060                     -                  -              -               -           150,026      153,802
  3.070                     -                  -              -               -                 -            -
  3.095                     -                  -              -               -            19,404            -
  3.100                     -                  -              -               -                 -            -
  3.110                     -                  -              -               -                 -        2,949
  3.120                     -                  -              -               -                 -            -
  3.145                     -                  -              -               -                 -        9,526
  3.150                     -                  -              -               -               542        5,773
  3.160                     -             39,313         16,522          39,199            17,723            -
  3.195                     -                  -              -               -                 -            -
  3.200                     -                  -              -               -                 -            -
  3.210                     -                  -              -               -                 -            -
  3.245                     -                  -              -               -                 -            -
  3.250                     -                  -              -               -                 -            -
  3.255                     -                  -              -               -                 -            -
  3.260                     -                  -              -               -                 -            -
  3.270                     -                  -              -               -                 -       19,729
  3.295                     -                  -              -               -                 -            -
  3.300                     -                  -              -               -                 -       47,146
  3.310                     -                  -              -               -                 -            -
  3.345                     -                  -              -               -                 -            -
  3.350                     -                  -              -               -                 -            -
  3.360                     -                  -              -               -                 -       19,119
  3.395                     -                  -              -               -                 -        2,254
  3.400                     -                  -              -               -                 -            -
  3.410                     -                  -              -               -                 -            -
  3.445                     -                  -              -               -                 -            -
  3.450                     -                  -              -               -                 -            -
  3.460                     -                  -              -               -                 -            -
  3.470                     -                  -              -               -                 -            -
  3.500                     -                  -              -               -                 -            -
  3.510                     -                  -              -               -                 -            -

                     JNL/                                JNL/                              JNL/Eagle      JNL/FMR
                AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
               Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
               ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.870        $              -   $             -   $             -   $             -  $              -  $       -
  2.895                       -             5,014                 -                 -                 -          -
  2.900                  10,061            63,264                 -                 -           101,415      2,551
  2.910                  36,568            44,659                 -            32,837            15,294     27,217
  2.920                       -                 -                 -                 -                 -          -
  2.945                       -                 -                 -                 -                 -     30,929
  2.950                       -                 -                 -                 -                 -     40,249
  2.955                       -                 -                 -                 -                 -          -
  2.960                   1,200            93,012                 -                 -                 -     15,884
  2.970                       -                 -                 -                 -             8,822          -
  2.995                       -                 -                 -                 -                 -          -
  3.000                       -                 -                 -                 -                 -     33,534
  3.010                  63,593            59,091                 -            14,447            37,708     79,970
  3.045                   8,111                 -                 -                 -                 -          -
  3.050                       -                 -                 -                 -                 -          -
  3.060                 101,062            81,985                 -            15,013            29,177    121,972
  3.070                       -                 -                 -                 -                 -          -
  3.095                       -                 -                 -                 -             9,753          -
  3.100                       -                 -                 -                 -                 -          -
  3.110                       -                 -                 -                 -            45,815     12,658
  3.120                       -                 -                 -                 -                 -          -
  3.145                   8,922                 -                 -             8,370                 -          -
  3.150                       -                 -                 -            22,972            12,368          -
  3.160                  17,550                 -                 -                 -                 -     27,327
  3.195                       -                 -                 -                 -                 -          -
  3.200                       -                 -                 -                 -                 -          -
  3.210                  10,992                 -                 -                 -            29,641          -
  3.245                       -                 -                 -                 -                 -          -
  3.250                       -                 -                 -                 -                 -          -
  3.255                       -                 -                 -                 -                 -          -
  3.260                       -            60,179                 -                 -             2,505          -
  3.270                       -                 -                 -                 -                 -          -
  3.295                       -                 -                 -                 -                 -          -
  3.300                       -                 -                 -                 -                 -          -
  3.310                       -                 -                 -                 -                 -          -
  3.345                       -                 -                 -                 -                 -          -
  3.350                       -                 -                 -                 -                 -          -
  3.360                       -            37,667                 -                 -                 -          -
  3.395                       -                 -                 -                 -                 -          -
  3.400                       -                 -                 -                 -                 -          -
  3.410                       -                 -                 -                 -             3,927          -
  3.445                       -                 -                 -                 -                 -          -
  3.450                       -                 -                 -                 -                 -          -
  3.460                       -                 -                 -                 -                 -          -
  3.470                       -                 -                 -                 -                 -          -
  3.500                       -                 -                 -                 -                 -          -
  3.510                       -                 -                 -                 -                 -          -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                            Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                        VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                        -------------    -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  3.545                 $           -    $             -    $         -    $          -   $             -  $    19,459
  3.560                             -                  -              -               -                 -            -
  3.610                             -                  -              -               -                 -            -
  3.650                             -                  -              -               -                 -            -
  3.660                             -                  -              -               -                 -            -
  3.695                             -                  -              -               -                 -            -
  3.700                             -                  -              -               -                 -            -
  3.710                             -                  -              -               -                 -       41,872
  3.750                             -                  -              -               -                 -            -
  3.760                             -                  -              -               -                 -            -
  3.800                             -                  -              -               -                 -            -
  3.860                             -                  -              -               -                 -            -
  3.895                             -                  -              -               -                 -            -
  3.910                             -                  -              -               -                 -            -
  4.000                             -                  -              -               -                 -            -




PERSPECTIVE
Standard Benefit                    -                  -              -               -         9,745,119    3,166,317
 Maximum Anniversary
   Value Benefit                    -                  -              -               -           120,017            -
 Earnings Protection
   Benefits                         -                  -              -               -           151,061            -
 Combined Optional
   Benefits                         -                  -              -               -            30,100            -
                        -------------    ---------------    -----------    ------------   ---------------  -----------
           Total        $     138,646    $     6,339,347    $ 2,722,413    $  5,254,949   $    77,264,739  $23,176,602
                        =============    ===============    ===========    ============   ===============  ===========

                            JNL/                                JNL/                             JNL/Eagle         JNL/FMR
                        AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap         Balanced
                      Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio    Portfolio
                      ----------------  ----------------  ----------------  ----------------  ----------------    ---------
M&E CLASS
  3.545                $             -  $              -  $              -   $             -    $            -   $          -
  3.560                              -                 -                 -                 -            16,645              -
  3.610                              -                 -                 -                 -            16,027              -
  3.650                              -                 -                 -                 -                 -              -
  3.660                              -                 -                 -                 -                 -              -
  3.695                              -                 -                 -                 -                 -              -
  3.700                              -                 -                 -                 -                 -              -
  3.710                              -                 -                 -                 -                 -              -
  3.750                              -                 -                 -                 -                 -              -
  3.760                              -                 -                 -                 -                 -              -
  3.800                              -                 -                 -                 -                 -              -
  3.860                              -                 -                 -                 -                 -              -
  3.895                              -                 -                 -                 -                 -              -
  3.910                              -                 -                 -                 -             2,722              -
  4.000                              -                 -                 -                 -                 -              -




PERSPECTIVE
Standard Benefit             6,497,166       116,986,864                 -        35,889,261        45,805,082     42,549,588
 Maximum Anniversary
   Value Benefit                68,352            49,695                 -            88,490           107,634        384,349
 Earnings Protection
   Benefits                     26,479           280,841                 -           116,941           134,643        397,584
 Combined Optional
   Benefits                      8,315            13,685                 -             3,786            14,703         42,569
                       ---------------  ----------------  ----------------   ---------------    --------------   ------------
     Total             $    45,043,273  $    157,539,730  $              -   $    80,193,473    $   80,053,058   $118,849,874
                       ===============  ================  ================   ===============    ==============   ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                                    JNL/Franklin      JNL/Goldman
                     JNL/FMR         Templeton           Sachs         JNL/JPMorgan       JNL/JPMorgan     JNL/Lazard
                     Capital         Small Cap          Mid Cap       International      International      Mid Cap
                 Growth Portfolio  Value Portfolio  Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------  ----------------- ----------------  ----------------  ---------------
 M&E CLASS
    1.000            $        --       $       --        $       --       $   65,378         $  356,506       $   928,837
    1.100                     --               --                --           42,865            153,078            10,474
    1.150              2,012,608          241,722         1,634,943        3,354,625          7,029,683        11,584,077
    1.250              1,411,547        1,069,067         1,369,266        3,024,225          5,259,724         7,921,575
    1.300                562,015          323,840           450,412        2,579,183          3,140,284         5,888,254
    1.350                     --               --                --          487,427            737,610           392,842
    1.395                     --               --                --               --                 --                --
    1.400                410,002          233,527            59,902        1,114,488          2,646,283         4,993,511
    1.420                     --               --                --               --                 --                --
    1.450                382,025           18,275            26,055          719,585            943,252         1,731,244
    1.500              1,075,509          316,431         1,546,561        2,949,705          4,772,332         6,892,440
    1.545                381,916           33,976           102,059          315,826            676,533         1,281,708
    1.550                 55,120           65,331            75,984          377,969          1,164,508         1,547,711
    1.560                     --          210,662                --               --                 --                --
    1.570                 30,921               --            22,043           27,076            237,573           217,658
    1.575                     --               --                --               --                 --                --
    1.600                801,238          613,947         1,182,892        2,077,910          6,121,084         4,507,189
    1.605                     --               --                --            8,472                 --                --
    1.630                     --               --                --           34,637              2,899             2,588
    1.645                 14,932           13,103            46,893           13,239            110,434           145,070
    1.650              1,040,977          955,011         1,809,462        3,059,325          3,906,765         6,823,212
    1.660                     --               --                --               --            378,454           180,568
    1.670                 72,686           13,571             7,038           11,292             78,905           161,205
    1.695                 69,445           23,861            28,319          142,598            788,924           386,405
    1.700                419,027          117,546           192,342          912,422          2,709,403         3,908,500
    1.710                948,175          367,921           754,293        2,735,734          6,071,565         8,714,558
    1.720                 53,853               --                --           67,354             28,216           180,941
    1.725                     --               --                --               --                 --                --
    1.745                     --               --                --               --                 --                --
    1.750                226,929          150,757            62,725          634,090          1,191,338         1,703,493
    1.760                 28,251           35,264                --           82,389             17,834           149,417
    1.795                 16,621               --                --           59,855            239,563           239,309
    1.800                217,721          266,254           499,812          854,240          1,239,081         2,919,478
    1.810                803,963          612,400         1,234,583        1,156,400          4,253,148         4,544,481
    1.820                     --            8,037             8,191           37,112             30,809           256,021
    1.825                     --               --                --               --                 --                --
    1.845                 54,320               --                --          117,304            385,553           614,805
    1.850                339,492           75,087           230,173          572,680            891,407         1,518,004
    1.855                     --               --                --               --                 --                --
    1.860                424,799          125,348           311,774        1,402,840          1,808,825         5,311,056
    1.870                     --               --                --               --             58,673            44,980
    1.880                     --               --                --               --                 --                --
    1.895                 62,961           27,637            60,531          291,316            297,682           567,685
    1.900                184,757          201,693           326,188          792,459          1,578,304         2,053,644
    1.905                     --               --                --               --              6,618                --
    1.910                     --               --                --               --             29,664                --
    1.920                  5,063           30,524           117,516           32,058            106,379           198,334

                                                                                                            JNL/MCM
                  JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                  Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                ---------------   ------------       ---------      ----------------   ----------------  ---------------
 M&E CLASS
    1.000          $   136,998      $ 1,416,071       $   527,485        $      --          $   49,890      $   270,307
    1.100                1,146        1,247,344                --           19,174               7,847            2,733
    1.150           10,827,122       52,848,659        12,586,152          198,852             442,983        6,169,132
    1.250            5,171,627       52,048,737        12,585,824          412,361             625,188        2,510,311
    1.300            4,109,806       12,042,753         4,838,051               --             171,846        2,538,984
    1.350              897,967          726,114            79,906          136,630             128,991               --
    1.395                   --               --                --               --                  --               --
    1.400            3,370,928        9,778,961         2,613,033           43,249             208,782        1,672,295
    1.420                   --           72,393                --               --                  --               --
    1.450            1,470,901        5,440,863         2,110,110           58,626              96,969          611,522
    1.500            4,626,789       38,506,920        10,039,912          378,420             457,704        2,371,457
    1.545              810,962        4,708,382           811,310            4,991              19,354          616,383
    1.550              741,094        7,645,945         3,065,331          106,954             158,381          416,521
    1.560                   --          819,508                --               --                  --               --
    1.570              232,547          812,873           263,993               --                  --           69,881
    1.575                   --               --                --               --                  --               --
    1.600            4,535,692       29,008,907        12,265,119          365,643             415,249        1,988,900
    1.605                   --           23,284                --               --                  --               --
    1.630               22,284           93,296            36,542               --                  --           32,436
    1.645               80,524        1,190,290           305,457              998               7,766           42,311
    1.650            6,647,228       39,463,803        11,545,249          211,299             427,856        1,936,267
    1.660                   --          771,231                --               --                  --           20,916
    1.670               89,188          778,639           102,687               --                 329           12,901
    1.695              388,508        1,819,548           691,669            3,930              30,331          407,557
    1.700            2,371,571       12,644,124         4,909,992          236,951             397,069        1,386,046
    1.710            7,007,752       21,849,211         6,526,830          246,874             292,746        3,219,933
    1.720               54,553          265,784            86,722               --               7,344           24,439
    1.725                   --               --                --               --                  --               --
    1.745                   --               --                --               --                  --               --
    1.750            1,268,337        6,497,819         1,695,098           23,620              94,212          567,471
    1.760               74,025        2,267,914           413,280              917                 892               --
    1.795              196,311        1,074,953            49,001            3,303                  --          223,518
    1.800            1,477,367       11,541,288         2,236,287           94,212             183,607        1,136,499
    1.810            2,718,917       19,685,256         5,395,841          299,131           1,275,205        2,083,474
    1.820              172,924          102,352            81,203               --                  --           52,422
    1.825                   --               --                --               --                  --               --
    1.845              407,129        1,587,172           338,776           40,443              47,657          158,706
    1.850              755,034        7,378,481         2,729,092           34,389             220,375          225,561
    1.855                   --            1,175                --               --                  --               --
    1.860            2,730,086        9,420,180         4,697,908            5,391             220,924        2,024,192
    1.870                   --          371,458                --               --               4,093           46,123
    1.880                   --            5,215                --               --                  --               --
    1.895              731,634        1,346,971           281,049          134,252              64,010          165,986
    1.900            1,277,466        8,811,418         3,034,369          120,592             187,215          598,870
    1.905                   --            2,443            21,913               --                  --               --
    1.910                   --          271,020                --               --                  --               --
    1.920               89,271          657,958           267,159            7,391               9,306           53,409

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR        JNL/Franklin      JNL/Goldman Sachs  JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                     Capital       Templeton Small   Cap  Mid Cap       International      International        Mid Cap
                 Growth Portfolio  Value Portfolio    Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------    ---------------   ----------------   ---------------  ---------------
   M&E CLASS
    1.945              $ 210,033        $  16,390           $  16,627      $    60,742        $   399,648       $   146,151
    1.950                223,311           61,830             153,291          342,620          1,030,709         1,368,666
    1.955                     --               --                  --               --                 --                --
    1.960                473,467           14,590             209,925        1,133,587          1,602,765         2,421,957
    1.970                  5,062               --                  --               --            132,458            25,131
    1.980                     --               --                  --               --                 --                --
    1.995                 22,067            8,230              69,207           55,161            329,275           359,964
    2.000                172,038          213,489             182,812          381,836          3,544,237         1,755,847
    2.005                     --           24,750              24,953            4,049                 --             5,896
    2.010                111,618               --                  --          139,498            363,662           793,824
    2.020                 68,306               --              27,291            5,416            142,502           104,175
    2.030                     --               --                  --               --                 --                --
    2.045                 57,381           26,935              72,380           69,151            217,795           243,414
    2.050                166,370           77,570             108,246          317,119          1,606,145         1,363,019
    2.055                     --               --                  --               --                 --                --
    2.060                128,176          357,870             465,660          776,533          2,455,434         2,539,115
    2.070                 11,155            5,175                  --           31,565                 --            15,194
    2.080                     --               --                  --               --                 --                --
    2.095                 23,157           32,848                  --          226,842            386,865           467,790
    2.100                182,310           82,950             103,975          303,687          1,954,622         1,095,999
    2.110                 93,394          114,114              97,788          140,112            586,547           924,505
    2.120                  4,165              756                 753               --             60,731            62,467
    2.145                115,237              643                  --           50,778             48,124           413,076
    2.150                259,274          276,003             139,412          682,027            904,492         1,343,158
    2.155                     --               --                  --               --                 --                --
    2.160                279,184          128,988             299,745          315,849          1,960,507         2,150,650
    2.170                     --               --                  --           57,936                 --                --
    2.195                     --           16,821              22,679           41,083             26,438           156,695
    2.200                 61,370          420,122             461,558          165,110            505,445           904,078
    2.205                     --               --                  --               --                 --                --
    2.210                240,311          388,335             638,994          378,750          1,838,207         1,524,673
    2.220                  2,136               --                  --               --             24,997            17,168
    2.245                     --           17,287               8,555               --             15,329           265,953
    2.250                 20,259           27,935              42,486          431,913            426,767           430,227
    2.260                542,254           76,960              67,748          525,124          1,560,213         3,365,257
    2.270                  7,929               --              21,020               --                 --            25,189
    2.280                     --               --                  --               --                 --                --
    2.295                     --           12,898              12,904            1,916            150,651           133,549
    2.300                123,846           23,561               5,225          145,209            614,966           735,190
    2.305                     --               --                  --               --                 --                --
    2.310                132,658           14,912             169,787           27,566            484,458           601,010
    2.320                     --            2,128               2,168               --             13,741            16,352
    2.330                     --               --                  --               --                 --                --
    2.345                    207              207               4,629           25,115             49,029           102,229
    2.350                  4,716           10,759                  --           41,334            339,729           149,622
    2.360                305,396          387,282             395,288          497,209            851,340         2,316,095
    2.370                  2,547               --                  --               --              2,385            11,818

                                                                                                               JNL/MCM
                   JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM            Enhanced
                   Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands    S&P 500 Stock
                 Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio    Index Portfolio
                 ---------------   ------------       ---------      ----------------   ----------------    ---------------
   M&E CLASS
    1.945           $   129,214     $    720,583        $  472,409        $   5,396          $   68,560        $   201,091
    1.950               953,460        6,295,287         3,291,307           57,929             125,726          1,293,742
    1.955                    --           83,440            34,901               --                  --                 --
    1.960             2,115,424        6,981,129         1,302,187           29,566             150,147            574,288
    1.970                    --          752,686            19,613               --                  --                 --
    1.980                    --               --             3,802               --                  --                 --
    1.995               222,080          875,125           624,973           46,391               8,844            126,292
    2.000             2,082,962        8,006,176         3,483,336           16,962             107,326            425,488
    2.005                 2,870          154,165             1,561               --                  --                 --
    2.010               731,785        2,675,238           596,994               --              24,505            255,460
    2.020                77,731          438,305           204,923            2,573              12,259             46,252
    2.030                    --            2,129             2,125               --                  --                 --
    2.045               155,817        1,470,056           502,472            9,282              12,810            194,592
    2.050             1,069,133        6,330,175         1,986,839           14,150              36,398            493,982
    2.055                    --            7,413             6,019               --                  --                 --
    2.060             2,179,244       11,969,649         4,464,982          340,217             175,539            357,166
    2.070                11,182          265,797           124,742            8,405                  --                 --
    2.080                    --               --             3,974               --                  --                 --
    2.095               390,823          672,604           322,732           24,194               5,511            139,678
    2.100             1,127,569        5,796,008         2,387,303           67,864              37,788            233,995
    2.110               558,461        2,434,975         3,674,496           80,452             169,559            601,450
    2.120                23,050          164,162            43,320               --                  --              6,206
    2.145               297,629          532,348           270,669              425               2,963             43,127
    2.150               734,261        5,057,404         1,909,121          153,389             147,892            582,135
    2.155                    --               --                --               --                  --                 --
    2.160             1,511,725       10,125,321         4,080,104          399,462             392,257            982,167
    2.170                28,765           81,217            10,226               --                  --              5,958
    2.195                79,933          237,735            88,331               --                  --             33,482
    2.200               638,057        3,249,738           917,266           58,222              53,331             84,133
    2.205                    --               --             7,442               --                  --                 --
    2.210             1,108,600       13,799,343         4,964,139          156,120             252,343            675,001
    2.220                28,212           27,318            59,567               --                  --              6,986
    2.245               230,128          347,684           142,564               --               3,014             43,499
    2.250               301,290        2,317,641           737,623            5,303                 663            211,940
    2.260             1,616,930        5,075,654         2,088,960           43,709              64,669            483,894
    2.270                31,306           79,999            10,361               --                  --             28,070
    2.280                    --            1,450                --               --                  --                 --
    2.295                47,575          297,880           165,807               --               3,062             40,352
    2.300               365,853        2,189,778           710,687               --               2,783            152,399
    2.305                    --           15,339            28,579               --                  --                 --
    2.310               289,758        2,658,320         1,426,334           18,302              59,789            374,441
    2.320                17,049          113,996            34,598               --                  --                 --
    2.330                    --           23,019                --               --                  --                 --
    2.345                49,824          361,527           184,149            1,296               2,474             10,241
    2.350               128,177        1,336,600            59,644           30,627               4,116             22,141
    2.360             1,467,015        4,780,559         1,263,809           14,396              57,910            124,340
    2.370                11,184           32,139             4,221               --               2,055              1,743

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR        JNL/Franklin    JNL/Goldman Sachs  JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                     Capital       Templeton Small Cap  Mid Cap       International      International        Mid Cap
                 Growth Portfolio  Value Portfolio  Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------  ---------------   ----------------   ---------------  ---------------
   M&E CLASS
    2.380            $        --        $      --         $   6,177        $      --          $      --       $        --
    2.395                 12,425            8,897            17,558           83,942            232,377           320,528
    2.400                 50,833           16,655            49,762           55,934            125,241           245,068
    2.405                     --               --                --               --                 --             4,271
    2.410                136,309           80,195           106,690          133,640            332,623           412,100
    2.420                     --               --                --               --            194,864             2,887
    2.445                 50,824           10,073            19,217            1,593             33,131            66,219
    2.450                 64,769            2,466            39,081           57,246            232,430           373,693
    2.460                112,596           43,473            39,921           81,150            528,228         1,035,672
    2.470                  2,608               --                --               --                 --                --
    2.480                     --               --                --               --                 --                --
    2.495                  9,351            3,957             5,991            3,040             62,118            59,190
    2.500                 38,944           34,360           170,325          178,446            387,749           239,518
    2.505                     --               --                --               --                 --                --
    2.510                122,289           27,146           209,308          281,815            452,640           612,111
    2.520                     --               --                --               --             16,674            18,438
    2.545                  3,276           20,092            13,129           81,689             37,563            70,169
    2.550                 84,575           34,351            31,463           14,680             50,430           265,063
    2.560                110,697           31,759            99,661          154,015            479,185           204,268
    2.570                     --               --                --               --                 --                --
    2.595                     --           36,017            36,023               --             43,506             2,481
    2.600                 29,634           13,971           108,420               --            107,181           124,465
    2.605                     --               --                --               --                 --                --
    2.610                 42,669           81,100            77,435          134,016            693,571         1,099,179
    2.620                     --               --                --               --              8,374            11,745
    2.645                     --            2,019             2,012            6,110             38,358             5,111
    2.650                 11,794               --                --               --            312,473           205,680
    2.660                240,643           69,725            62,810           78,693          1,382,195         1,073,272
    2.670                     --           31,443            15,646               --             26,247            14,146
    2.680                     --               --                --               --                 --                --
    2.695                     --            6,194                --              673                 --            10,762
    2.700                 12,920            9,929            10,096               --            120,859            39,922
    2.710                155,808           70,313            52,857          178,865            406,163           229,763
    2.720                     --               --                --               --                 --                --
    2.745                     --            2,974            24,922           11,075             39,986            14,613
    2.750                 43,329           12,856             9,272           55,249            145,287            87,421
    2.755                     --               --                --               --                 --                --
    2.760                 51,472           94,603            80,868           85,250            268,023           274,488
    2.770                     --               --                --            9,424                 --             9,521
    2.795                     --               --                --               --             21,070               385
    2.800                  7,260            8,420             7,731           20,587            137,917            90,492
    2.805                     --               --                --               --                 --                --
    2.810                     --           33,649            97,434           69,697             94,525            55,578
    2.820                     --               --                --               --                 --            10,152
    2.845                     --               --               526               --              4,840            20,674
    2.850                    137              136             5,217           49,778             16,147            24,142
    2.860                     --            2,956                --            1,354             15,014            32,468

                                                                                                           JNL/MCM
                 JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                 Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
               Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
               ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    2.380          $       --      $        --      $     10,640       $       --          $       --       $       --
    2.395             138,244          615,064           164,840            2,041               2,012           34,366
    2.400              82,097          768,244           410,623           14,449              14,616           33,829
    2.405               2,130               --                --               --                  --               --
    2.410             449,647        2,621,860         1,262,865           25,663              43,984          102,651
    2.420              85,198           63,100           128,750               --                  --               --
    2.445              58,106          190,338           150,589               --                  --               --
    2.450             335,234        1,112,269           469,670            1,710              15,908          129,950
    2.460             762,501        2,898,834         1,179,379          135,196             180,183          293,600
    2.470                  --           42,031            23,982               --                  --          111,909
    2.480                  --               --               748               --                  --               --
    2.495              17,013          218,267            43,925               --                  --               --
    2.500             352,380          580,214           511,685               --              32,784           40,006
    2.505                  --           12,651                --               --                  --               --
    2.510             722,419        1,672,768           884,061           23,419              80,792          155,571
    2.520               9,302           84,470            10,984               --                  --            3,023
    2.545              78,200          151,960           160,245               --                  --               --
    2.550             207,527          830,525           136,708              247                  --           10,956
    2.560             630,060        2,774,768         1,514,452            3,627             129,574          170,657
    2.570                  --           20,289            44,331               --                  --               --
    2.595                  --          156,192            21,732               --               3,032           25,016
    2.600              77,807          786,535            99,653            3,057                  --           21,564
    2.605                  --            6,273                --               --                  --               --
    2.610             487,956        3,224,210           966,226           11,692              93,410          291,501
    2.620                  --           15,546                --               --                  --               --
    2.645              11,267          270,463           100,441               --                  --               --
    2.650             176,226          368,108           143,335           36,194               9,191           13,120
    2.660           1,450,622        1,921,544           611,922           21,933              19,298           20,128
    2.670              13,740           72,329            12,238               --                  --               --
    2.680                  --           32,381                --               --                  --               --
    2.695                 630          104,178            14,125            5,391               5,269               --
    2.700              54,218          301,352           147,972               --                  --           35,077
    2.710             328,295        1,883,127         1,262,079           53,608              15,675          103,909
    2.720                  --               --                --               --                  --               --
    2.745              10,741          257,168                --               --                  --           47,201
    2.750              64,411          122,231             7,559               --                  --               --
    2.755                  --               --            10,465               --                  --               --
    2.760             127,586        1,380,076           496,936           10,860              16,477           45,632
    2.770                  --               --                --               --                  --           27,935
    2.795                  --            1,335            14,398               --               4,558               --
    2.800              53,751          105,689           102,032               --                  --          124,902
    2.805                  --               --                --               --                  --               --
    2.810              13,123          506,257           145,306           14,668                  --           73,838
    2.820                  --            7,022                --               --                  --               --
    2.845                 515               --             2,619               --                  --               --
    2.850              18,241           15,451             1,722               --                  --               --
    2.860              73,494          374,972            28,378               --               3,679           71,447

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR         JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan       JNL/JPMorgan       JNL/Lazard
                     Capital        Templeton Small    Cap Mid Cap         International      International         Mid Cap
                 Growth Portfolio   Value Portfolio   Value Portfolio     Equity Portfolio   Value Portfolio   Value Portfolio
                 ----------------   ---------------   ---------------     ----------------   ---------------   ---------------
   M&E CLASS
    2.870             $       --         $      --         $       --           $     --         $       --         $       --
    2.895                  5,027                --                 --                 --             44,416             20,768
    2.900                  2,532             2,221                 --             46,750             56,334            349,641
    2.910                 17,884             1,790             17,084             34,125             81,545            148,181
    2.920                     --                --                 --                 --                 --                 --
    2.945                     --                --              2,960                 --              4,598              6,058
    2.950                     --                --                 --                 --                 --              6,538
    2.955                     --                --                 --                 --                 --                 --
    2.960                     --                --              8,241            258,163             30,701             45,632
    2.970                     --                --                 --                 --              3,699              9,176
    2.995                     --                --                 --                 --                 --                 --
    3.000                     --                --                 --                 --             16,167                 --
    3.010                  4,367            14,842             10,814             26,361             93,919            194,375
    3.045                     --                --                 --                 --                 --                 --
    3.050                 28,765            13,118             13,420              9,847             22,889                 --
    3.060                 47,085             4,278             28,231            196,496            124,378            128,603
    3.070                     --                --                 --                 --                 --                 --
    3.095                     --                --                 --                 --                 --             16,270
    3.100                     --                --                 --                 --                 --                 --
    3.110                     --            10,627             10,749             11,086             13,659             15,788
    3.120                     --                --                 --                 --                 --                 --
    3.145                     --                --                 --                 --              9,526              4,462
    3.150                    137               136                 --                138             31,719             17,626
    3.160                  5,306                --                 --             12,444              1,413             16,550
    3.195                     --                --                 --                 --                 --                 --
    3.200                     --                --                 --                 --                 --                 --
    3.210                     --                --                 --                 --              6,436             29,530
    3.245                     --                --                 --                 --                 --                 --
    3.250                     --                --                 --                 --                 --                 --
    3.255                     --                --                 --                 --                 --                 --
    3.260                     --                --                 --                 --              3,758             15,321
    3.270                     --                --                 --                 --             19,729                 --
    3.295                     --                --                 --                 --                 --                 --
    3.300                     --                --                 --                 --             47,146                 --
    3.310                  3,686                --                 --                 --                 --                 --
    3.345                     --                --                 --                 --                 --                 --
    3.350                     --                --                 --                 --                 --                 --
    3.360                     --                --                 --                 --              4,462                 --
    3.395                     --                --                 --                 --              2,254              3,251
    3.400                     --                --                 --                 --                 --                 --
    3.410                     --             3,871              1,502                 --              4,183              2,390
    3.445                  2,900                --                 --                 --                 --                 --
    3.450                     --                --                 --                 --                 --                 --
    3.460                     --                --                 --                 --                 --                 --
    3.470                     --                --                 --                 --                 --                 --
    3.500                     --                --                 --                 --                 --                 --
    3.510                     --                --                 --                 --                 --                 --

                                                                                                               JNL/MCM
                     JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                     Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                   Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                   ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    2.870                $     --        $      --        $       --        $      --           $      --         $     --
    2.895                  17,843           18,612             8,272               --              48,799               --
    2.900                  30,539          114,427           174,052               --                  --               --
    2.910                  90,388          308,985           121,450           13,242                  --           51,292
    2.920                      --               --                --               --                  --               --
    2.945                      --               --                --               --                  --               --
    2.950                      --           51,499            20,086               --                  --               --
    2.955                      --               --                --               --                  --               --
    2.960                 163,008          375,470           177,886               --              24,243               --
    2.970                   8,863               --                --               --                  --               --
    2.995                      --               --            34,983               --                  --               --
    3.000                      --           31,473             3,213               --                  --               --
    3.010                  89,858          409,322           175,631               --              68,133            7,608
    3.045                      --           11,330                --               --                  --               --
    3.050                      --           59,988                --               --                  --               --
    3.060                  80,008          796,136           156,825            4,970              14,998           19,842
    3.070                      --           10,488                --               --                  --               --
    3.095                      --           12,943            38,974               --               9,732               --
    3.100                      --           30,821                --               --                  --               --
    3.110                   9,330           47,672               240               --                  --           50,985
    3.120                      --               --                --               --                  --               --
    3.145                      --               --                --               --                  --               --
    3.150                  12,199               --                --               --                  --               --
    3.160                  10,324          187,461            80,336               --               1,338               --
    3.195                      --               --            24,165               --                  --               --
    3.200                      --           43,140                --               --                  --               --
    3.210                  10,905           12,336             6,788           29,130                  --               --
    3.245                      --               --                --               --                  --               --
    3.250                      --               --                --               --                  --               --
    3.255                      --           23,596                --               --                  --               --
    3.260                      --           87,889            27,879               --                  --               --
    3.270                      --               --                --               --                  --               --
    3.295                      --               --                --               --                  --               --
    3.300                      --               --                --               --                  --               --
    3.310                      --           45,228            10,460               --                  --            2,835
    3.345                      --               --                --               --                  --               --
    3.350                      --               --                --               --                  --               --
    3.360                      --               --             7,570               --                  --               --
    3.395                   6,362               --                --               --                  --               --
    3.400                      --               --                --               --                  --               --
    3.410                      --            2,347             1,461               --                  --               --
    3.445                      --               --                --               --                  --               --
    3.450                      --               --                --               --                  --               --
    3.460                      --            9,912                --               --                  --               --
    3.470                      --               --                --               --                  --               --
    3.500                      --               --                --               --                  --               --
    3.510                      --            1,903             5,589               --                  --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                             JNL/FMR        JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                             Capital       Templeton Small  Cap  Mid Cap        International      International        Mid Cap
                         Growth Portfolio  Value Portfolio   Value Portfolio    Equity Portfolio   Value Portfolio  Value Portfolio
                         ----------------  ---------------   ---------------    ----------------   ---------------  ---------------
   M&E CLASS
    3.545                   $         --     $         --       $         --      $         --       $     19,459      $         --
    3.560                             --               --                 --                --             26,232                --
    3.610                          9,568               --                 --                --                 --                --
    3.650                             --               --                 --                --                 --                --
    3.660                             --               --                 --                --                 --                --
    3.695                             --               --                 --                --                 --                --
    3.700                             --               --                 --                --                 --                --
    3.710                             --               --                 --                --             41,872                --
    3.750                             --               --                 --                --                 --                --
    3.760                             --               --                 --                --                 --                --
    3.800                             --               --                 --                --                 --                --
    3.860                             --               --                 --                --                 --                --
    3.895                             --               --                 --                --                 --                --
    3.910                             --            2,753              2,705             2,828              2,860                --
    4.000                             --               --                 --                --                 --                --





 PERSPECTIVE
  Standard Benefit           102,295,416        2,356,032          4,750,705        47,924,373         24,757,975        36,657,193
   Maximum Anniversary
     Value Benefit                58,600               --                 --            27,194                 --           199,146
   Earnings Protection
     Benefits                    179,844               --             53,992           135,810            179,598           105,217
   Combined Optional
     Benefits                      1,958               --                 --             1,864             50,685             7,345
                            ------------     ------------       ------------      ------------       ------------      ------------

      Total                 $120,214,444     $ 12,192,527       $ 22,285,018      $ 88,044,355       $116,827,707      $162,241,093
                            ============     ============       ============      ============       ============      ============

                                                                                                                      JNL/MCM
                            JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                            Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                          Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                          ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    3.545                   $         --     $         --      $         --     $         --        $         --     $         --
    3.560                             --           41,059            53,719               --              33,906           16,884
    3.610                             --           19,030                --               --                  --           15,986
    3.650                             --               --                --               --                  --               --
    3.660                             --               --                --               --                  --               --
    3.695                             --               --                --               --                  --               --
    3.700                             --               --                --               --                  --               --
    3.710                             --               --                --               --                  --               --
    3.750                             --               --                --               --                  --               --
    3.760                             --               --                --               --                  --               --
    3.800                             --               --                --               --                  --               --
    3.860                             --               --                --               --                  --               --
    3.895                             --               --                --               --                  --               --
    3.910                             --               --             2,720               --                  --               --
    4.000                             --               --                --               --                  --               --





 PERSPECTIVE
  Standard Benefit            27,255,268       41,384,714         6,721,818        7,501,909           8,459,307        6,762,750
   Maximum Anniversary
     Value Benefit               200,130          205,456            51,629               --                  --           89,975
   Earnings Protection
     Benefits                    114,688          925,925             8,116          296,212             360,748           56,518
   Combined Optional
     Benefits                     24,479            5,343            42,702               --                  --               --
                            ------------     ------------      ------------     ------------        ------------     ------------

      Total                 $121,324,637     $547,728,420      $169,205,740     $ 12,982,443        $ 17,930,060     $ 51,575,657
                            ============     ============      ============     ============        ============     ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
 M&E CLASS
    1.000           $         --      $ 1,472,319      $    54,309      $     606,378      $    2,463,383      $        --
    1.100                     --        1,532,724           51,549            436,581           3,885,092          190,064
    1.150                694,065       58,830,307        4,081,461         20,920,947          35,316,732        2,475,769
    1.250              1,284,347       62,869,094        6,220,433         24,506,859         163,620,473        6,357,688
    1.300                334,277       13,221,983          576,995          7,311,052           7,337,971          404,716
    1.350                142,368        1,020,351          280,907          1,410,038           1,395,195          270,027
    1.395                     --               --               --                 --                  --               --
    1.400                340,860       10,684,658          503,968          5,292,742          10,491,326          766,015
    1.420                     --           86,623               --            167,631                  --               --
    1.450                673,065        5,860,415          753,476          2,898,761           2,270,301          451,857
    1.500              1,252,523       45,144,862        3,006,192         19,312,230          47,381,713        1,626,526
    1.545                  4,803        4,194,766          167,676          1,838,627           2,785,241           83,634
    1.550              1,277,634        8,624,274        1,147,644          4,472,663          22,432,142          867,764
    1.560                     --          869,441               --             82,055             666,905               --
    1.570                 17,567          807,246           43,731            383,380           1,822,414           40,068
    1.575                     --               --               --                 --                  --               --
    1.600                659,893       35,020,198        2,542,989         14,625,847          42,738,169        1,064,649
    1.605                     --           26,898               --                 --             106,428               --
    1.630                     --           70,972            1,142              5,642              26,971           38,810
    1.645                  1,641        1,362,564           87,626            537,196           1,706,957          146,482
    1.650                712,299       47,072,628        2,857,796         17,731,655         143,867,469        2,781,905
    1.660                     --          605,391          110,866             57,375           5,810,358          106,673
    1.670                     --          935,953           87,743            430,672           1,176,710           41,141
    1.695                 34,765        1,916,814          221,361            703,978           2,459,538           47,747
    1.700                646,724       12,790,220        1,391,486          7,479,965          24,225,429          856,263
    1.710              1,595,153       25,098,552        2,923,733         11,420,299          25,999,009        1,194,644
    1.720                     --          312,026           40,481             80,835              49,673           26,539
    1.725                     --               --               --                 --                  --               --
    1.745                     --               --               --                 --              58,367               --
    1.750                 78,028        7,214,669          521,602          3,031,913          18,416,126          115,105
    1.760                 14,393        2,552,183           44,206            573,435           1,323,141           40,970
    1.795                 86,214        1,203,313           35,783            253,167             689,608               --
    1.800                655,592       13,142,970        1,286,672          4,401,185          22,094,139        1,459,156
    1.810              1,843,633       22,612,496        2,647,582         10,248,377          59,434,284        1,406,238
    1.820                     --           71,722            6,958            173,488             273,692               --
    1.825                     --               --               --                 --                  --               --
    1.845                 27,609        1,538,063          112,064            399,020           1,755,395          108,110
    1.850                247,064        8,657,080          588,789          3,833,854          27,762,102          810,540
    1.855                     --            1,233               --                 --                  --               --
    1.860                295,830       10,641,800          744,212          5,391,039           9,301,864          363,722
    1.870                  4,485          308,902           31,552            356,498                  --               --
    1.880                     --            5,779               --                 --                  --               --
    1.895                137,116        1,534,100          536,126            793,606           2,628,100          126,379
    1.900                335,449        9,773,223          896,583          4,308,540          36,153,980        2,183,114
    1.905                  6,148            2,581            6,263             24,008               6,131               --
    1.910                     --               --               --            118,253             461,256               --
    1.920                 29,040          724,780          118,016            249,033             643,416           17,034

                    JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                   Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                 Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                 ----------------   ---------------    ---------------      ---------       ---------------    ----------------
 M&E CLASS
    1.000          $    553,939       $    538,767       $     633,057    $   1,391,931      $     582,544       $    108,341
    1.100                51,731            286,130             766,366        1,322,741            201,642             29,333
    1.150             5,950,755         21,715,360          36,021,415       51,430,137         17,536,381          2,465,370
    1.250            10,786,931         18,325,974          27,010,356       50,470,603         14,445,726          4,096,149
    1.300             1,894,202          9,158,390          14,239,204       12,272,969          8,210,417            151,074
    1.350               531,911            541,577             537,374          817,191            517,091                 --
    1.395                    --                 --                  --               --                 --                 --
    1.400             1,587,980          5,375,747           7,920,508        9,409,912          4,572,514            215,894
    1.420                    --            160,442              72,011           78,624                 --                 --
    1.450               803,748          3,531,015           5,700,378        5,819,932          2,735,006            891,981
    1.500             6,391,599         22,048,420          25,653,130       39,626,380         15,852,142          1,179,716
    1.545             1,398,727          2,495,870           2,581,341        3,670,632          1,442,099             30,570
    1.550             1,622,502          5,566,700           6,417,625        6,401,917          4,588,684          1,603,863
    1.560             2,035,580             20,239              25,571          846,678             25,537                 --
    1.570               120,215            457,241             737,666          704,099            180,143             11,866
    1.575                    --                 --                  --               --                 --                 --
    1.600             5,721,388         15,399,901          18,118,602       31,233,830         11,858,568          1,116,830
    1.605                    --                 --             193,613           27,365                 --                 --
    1.630                49,553              5,395               5,277           71,153             73,907                 --
    1.645               106,254            575,062             393,014          969,925            308,233             68,350
    1.650             7,581,524         14,758,682          21,461,544       39,331,059         11,956,073          1,056,758
    1.660                    --            198,979             159,170          787,852             83,012            106,147
    1.670               180,944            486,673             267,146          613,071            154,163             46,948
    1.695               314,474            925,233           1,976,648        1,730,588            812,635            102,752
    1.700             2,672,902          6,839,907          11,887,561       10,816,287          6,220,448            588,091
    1.710             6,565,689         11,007,029          18,057,139       21,108,799          8,535,375          1,479,919
    1.720               122,990            207,066             222,092          281,930             55,564             16,401
    1.725                    --                 --                  --               --                 --                 --
    1.745                55,021             58,762                  --               --                 --                 --
    1.750             1,412,435          2,685,379           4,462,348        6,429,680          2,359,222            162,744
    1.760               236,459            534,858             510,588        2,341,373            459,966              3,819
    1.795               306,114            384,077             679,974        1,181,727            247,599             67,394
    1.800             2,236,204          4,469,458           6,179,682       10,992,930          3,446,342            551,638
    1.810             5,813,721          9,145,003          13,519,355       18,399,949          8,192,448          2,258,132
    1.820                    --            102,425             158,947           74,320             76,926                 --
    1.825                    --                 --                  --               --                 --                 --
    1.845               396,112            765,711           1,440,259        1,082,281            621,280             70,169
    1.850             1,748,081          3,158,331           4,418,886        7,151,884          3,004,514             70,383
    1.855                    --                 --                  --            1,237                 --                 --
    1.860             1,427,418          5,690,165           8,805,711        9,213,893          4,731,046            480,030
    1.870                70,091            601,818             301,340          108,488            242,384             12,007
    1.880                    --                 --                  --            5,697                 --                 --
    1.895               610,144            950,129           1,619,307        1,449,547            802,740            598,011
    1.900             2,286,504          4,374,006           5,962,377        8,276,020          3,637,600            373,957
    1.905                 5,984             23,283              22,634            2,514             22,788              5,946
    1.910               349,086             43,727                  --               --                 --                 --
    1.920               245,523            268,408             556,980          555,482            231,507             27,414

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
   M&E CLASS
    1.945              $   7,872      $   689,400       $   85,370       $    388,072       $   3,169,014      $   122,878
    1.950                599,528        7,122,378          976,119          2,936,970          15,996,488          545,173
    1.955                  5,858           92,553            3,722              8,751              38,766               --
    1.960                149,866        9,194,905          538,934          2,276,872           3,814,117          559,615
    1.970                     --          135,178           59,900             42,893                  --           99,086
    1.980                  2,246               --            1,492              3,027              14,972               --
    1.995                 20,419        1,065,646           20,827            728,166           1,896,968            7,448
    2.000                298,875        9,856,681          940,704          4,499,217          30,800,043          677,539
    2.005                     --          192,531               --             27,198              24,799               --
    2.010                 13,317        2,965,448          151,612            686,005           1,434,643           32,147
    2.020                  4,775          511,395           15,370            152,964             539,708               --
    2.030                     --            2,189               --             16,291                  --               --
    2.045                 14,427        1,605,679           39,188          1,046,972           4,258,726          218,488
    2.050                162,977        7,832,760          331,965          2,465,968           7,626,080          654,584
    2.055                     --            8,105               --                 --                  --               --
    2.060                504,790       14,541,042        1,457,846          6,751,799          23,181,314          840,392
    2.070                 21,433          252,262           65,531            318,320           1,530,332           11,513
    2.080                     --               --               --              4,633                  --               --
    2.095                 19,514          763,491           33,106            461,578           1,350,657           76,377
    2.100                267,843        6,703,537          633,499          3,819,122          18,881,047          227,986
    2.110                178,651        3,250,998          429,625          3,529,433          14,543,812          215,506
    2.120                     --          112,479            4,122            120,737             132,477               --
    2.145                 10,551          645,866           13,703            319,348             351,020           62,790
    2.150                477,603        5,895,479          907,739          2,735,902          22,157,742          251,091
    2.155                     --               --               --                 --                  --               --
    2.160                799,077       11,702,938          815,729          4,887,052          14,096,914           95,291
    2.170                     --          103,346               --             48,725              31,787               --
    2.195                  4,396          314,330           12,406            104,081             648,110           67,883
    2.200                386,944        4,054,126          647,082          1,937,984          16,708,107          458,705
    2.205                     --               --               --              7,916                  --               --
    2.210                335,272       15,814,764        1,015,461          6,790,516          38,148,471          711,772
    2.220                     --           73,930               --             47,170             382,027           16,805
    2.245                  3,151          484,141           10,882            421,069           4,602,052          112,046
    2.250                  9,293        2,707,380          177,731            931,688           7,781,596          391,336
    2.260                302,735        5,579,105          480,218          2,846,630          10,365,656          165,682
    2.270                     --          119,581           14,923              7,967             189,787           36,907
    2.280                     --            1,016               --                 --                  --               --
    2.295                     --          398,448           31,206            195,201           1,452,959           48,804
    2.300                 39,085        2,696,509           78,486            644,456           4,358,016          236,359
    2.305                     --           20,955               --              5,864                  --               --
    2.310                 63,516        3,302,956          163,662          2,176,832           4,844,569          243,276
    2.320                     --          154,660            2,816             71,465             446,330               --
    2.330                     --           24,942               --                 --                  --               --
    2.345                  9,665          539,029            9,605             89,472           2,189,200           36,309
    2.350                 23,502        1,990,502          255,595            271,765           3,440,169          403,082
    2.360                102,589        6,043,120          322,340          2,137,505          13,874,409          719,669
    2.370                     --           36,337            2,521             38,860             268,436           11,218

                     JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                    Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                  Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                  ----------------   ---------------    ---------------      ---------       ---------------    ----------------
   M&E CLASS
    1.945           $    409,833        $   543,944         $   574,322      $   490,200        $   366,617         $   38,060
    1.950              1,866,677          3,900,759           5,105,899        6,356,997          2,200,470            541,072
    1.955                  9,041             22,810              22,339           97,544              8,745                 --
    1.960              2,417,895          2,732,666           3,818,364        7,810,481          2,423,600            147,181
    1.970                 21,622            402,250              39,959           22,894            227,794                 --
    1.980                  2,228              3,001               2,987               --              2,988                 --
    1.995                252,214            695,241             880,801          839,371            593,296             45,430
    2.000              2,087,723          4,130,980           5,937,842        8,132,476          3,701,455            135,589
    2.005                    601             23,150               1,531          160,080             22,915                 --
    2.010                978,064          1,167,288           1,802,339        2,458,987            732,362            131,399
    2.020                174,660            199,382             207,043          353,099            201,806             31,443
    2.030                 38,177             33,561               2,155            2,206             28,893                 --
    2.045                212,889          1,035,240             943,880        1,202,419            735,052             24,293
    2.050              1,035,320          2,367,435           3,526,883        6,547,873          2,053,779            159,992
    2.055                     --                 --                  --            8,530                 --                 --
    2.060              4,451,529          7,216,256          10,355,794       12,446,458          6,455,783            895,293
    2.070                 86,529            279,719             153,335          206,171            220,985             33,712
    2.080                     --              4,514               4,212               --              4,331                 --
    2.095                 79,609            479,204             476,082          657,278            525,466              7,260
    2.100              2,473,698          3,012,939           4,181,066        6,015,427          2,706,271            189,282
    2.110              1,076,063          3,198,052           5,101,572        2,228,967          3,052,666            261,213
    2.120                 70,832            112,465             144,833           38,862            105,145                 --
    2.145                 59,262            395,941             618,371          612,222            371,133             14,142
    2.150              1,588,068          2,582,290           3,371,083        4,433,353          2,031,740            451,418
    2.155                 17,603                 --                  --               --                 --                 --
    2.160              2,798,649          5,532,900           7,739,454       10,201,317          4,633,742            515,364
    2.170                 22,575             26,453              77,190           66,089             30,871                 --
    2.195                106,114            137,994             310,243          251,409            136,792              6,088
    2.200              1,392,950          1,835,461           3,014,709        3,274,917          1,646,217            204,574
    2.205                     --              7,695               7,554               --              7,580                 --
    2.210              3,139,304          6,315,446           9,204,790       14,404,450          5,686,066            418,939
    2.220                     --             92,973             138,605           55,874             39,364                 --
    2.245                132,810            305,199             653,545          450,796            276,567             14,771
    2.250                595,466            945,884           1,565,674        2,237,456          1,136,789            136,756
    2.260              2,533,982          3,321,283           5,586,029        6,380,146          3,871,665            185,296
    2.270                 25,450              7,858              40,211          104,848              7,386                 --
    2.280                    976                 --                  --               --                 --                 --
    2.295                136,875            416,177             372,267          328,590            366,102                 --
    2.300                542,683            568,457           1,015,830        2,233,136            619,105              8,043
    2.305                     --              5,676               5,470            8,781              5,564                 --
    2.310                697,304          2,162,237           3,375,139        3,059,596          1,942,564             54,514
    2.320                226,794             58,079             110,925           85,239            116,693              2,808
    2.330                     --                 --                  --           24,956                 --                 --
    2.345                561,417            145,330             187,605          338,689             86,920              1,390
    2.350                218,336             93,601             798,092        1,390,119             56,756             40,991
    2.360              1,201,495          1,727,103           2,888,726        5,380,048          1,422,477            307,110
    2.370                261,996             26,851              62,596           19,441             26,094                 --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
   M&E CLASS
    2.380             $    6,323      $    12,171      $    11,076        $     8,854       $      64,052      $        --
    2.395                 16,068          499,314           49,202            208,077             780,864           17,958
    2.400                  6,914        1,248,152          147,294            737,554           9,791,675          341,632
    2.405                     --               --               --                 --                  --               --
    2.410                 87,306        3,172,677          158,191          1,560,898           7,509,649          185,614
    2.420                     --           72,481               --             51,230             365,463               --
    2.445                 47,610          280,675           30,496            204,364             955,335               --
    2.450                 35,249        1,552,153          155,223            446,445           4,194,336          335,065
    2.460                204,450        3,317,958          483,602          1,434,781          12,800,551          231,985
    2.470                     --           46,827            2,625             58,779              42,265               --
    2.480                    480               --              300                634               3,072               --
    2.495                 25,732          245,819           44,735             55,787             537,883            2,781
    2.500                  9,086          956,744           56,262            451,070           5,290,450          172,533
    2.505                     --           14,476               --                 --                  --               --
    2.510                154,469        2,280,279          596,031          1,351,200           7,177,821          367,542
    2.520                     --          103,925           16,893             27,383             350,250           11,302
    2.545                185,376          223,732          168,714            166,463             721,455               --
    2.550                  7,846          923,682           72,801            194,521           3,248,537          124,846
    2.560                 65,985        3,082,011          637,408          2,503,653           6,590,517          191,796
    2.570                     --           22,046               --             54,753             253,314               --
    2.595                     --          180,066              930             31,663             941,600           34,689
    2.600                    472        1,056,323          108,185            249,450           3,298,152            9,416
    2.605                     --            6,731               --                 --                  --               --
    2.610                284,331        3,637,181          316,529          1,508,847           2,155,414          296,942
    2.620                     --           18,167            6,191             21,491             103,101               --
    2.645                     --          321,287           11,316             38,452           1,996,843           36,706
    2.650                 67,994          483,318           85,830            248,659           3,479,321           37,555
    2.660                 95,190        2,072,013          459,605          1,539,575          11,617,514        1,105,700
    2.670                     --           99,951            3,800             40,398                  --               --
    2.680                     --           39,248               --                 --                  --               --
    2.695                  5,614          116,382            6,062             29,158              54,168           13,018
    2.700                 19,132          327,123           19,112            195,658           1,942,054          108,520
    2.710                178,981        2,358,291          266,522          1,877,374           7,366,894          180,610
    2.720                     --               --               --                 --                  --               --
    2.745                 18,450          452,481           46,181             13,429             249,376           73,923
    2.750                 28,443          233,887           72,177            155,772           1,657,214           85,599
    2.755                     --               --               --             10,932                  --               --
    2.760                118,332        1,542,882          222,237            744,618          11,974,368          310,141
    2.770                     --               --            8,115                 --                  --               --
    2.795                 38,737            5,575           24,655             14,099             168,114            8,573
    2.800                 19,682          147,072            2,484            145,656             272,498           18,306
    2.805                     --               --               --                 --                  --               --
    2.810                     --          708,395           42,892            820,642           1,735,840           65,600
    2.820                     --           23,878               --                 --              79,459           10,903
    2.845                     --           17,076               --              2,916             129,852               --
    2.850                     --           23,415            1,806             13,232             141,493            7,868
    2.860                 16,595          509,164           29,312             86,624           1,526,597          210,171

                     JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM
                    Oil & Gas        S&P 400 MidCap       S&P 500       Select Small Cap     Small Cap         Technology
                  Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio       Index Portfolio   Sector Portfolio
                  ----------------  ---------------   ---------------      ---------       ---------------   ----------------
   M&E CLASS
    2.380           $     12,803       $     8,483       $      8,409      $        --       $      8,387       $        --
    2.395                192,355           457,077            358,933          496,252            387,009            14,307
    2.400                444,371           630,334            764,803          895,708            512,948            36,782
    2.405                     --             7,942              5,227               --                 --                --
    2.410                575,774         1,745,424          1,808,638        2,481,113          1,496,210           134,797
    2.420                  9,079            35,360             38,765           64,374             49,649                --
    2.445                 20,486           113,206            199,358          179,472            108,020            55,954
    2.450                513,730           427,602            661,964        1,114,701            394,448            39,737
    2.460              6,791,502         1,647,257          2,329,186        2,775,855          1,431,867            72,457
    2.470                 20,863            25,829            100,775           46,743             24,602                --
    2.480                    437               622                611               --                608                --
    2.495                479,882            66,009             79,625          238,056             41,938             2,527
    2.500                445,580           311,041            702,325          542,044            283,082            95,830
    2.505                     --                --                 --           15,101                 --                --
    2.510              1,526,354         1,424,966          1,930,931        1,759,011          1,299,274           115,223
    2.520                301,213            40,664             60,633           85,790             39,213                --
    2.545                237,725           191,533            216,702          183,397            186,491           166,508
    2.550                287,274           157,864            508,431          697,963            147,762            22,162
    2.560                405,212         2,549,717          2,642,378        3,005,673          2,333,143            48,683
    2.570                     --            52,575             47,717               --             50,178                --
    2.595                134,565           133,017            151,166          129,904            181,053                --
    2.600                 88,624           188,162            288,667          772,176            127,942             8,715
    2.605                     --                --                 --            6,407                 --                --
    2.610              3,433,122         1,396,529          2,393,888        3,004,432          1,253,541            56,762
    2.620                  5,215                --             19,081           17,815             11,165             4,923
    2.645                117,674            61,287            139,278          333,605             43,301            37,936
    2.650                467,090            79,349            100,315          355,588             85,126            33,837
    2.660              6,359,226         1,657,747          2,705,099        2,118,885          1,347,215            31,775
    2.670                  6,021             4,142             59,113           87,213              6,934             2,833
    2.680                     --                --                 --           40,482                 --                --
    2.695                  7,428            20,525             81,439          105,980             14,320             5,479
    2.700                 79,186           147,263            158,329          212,624            128,230                --
    2.710                639,976         1,783,372          1,977,041        1,802,885          1,697,102           154,526
    2.720                     --                --                 --               --                 --                --
    2.745                134,475            10,693              9,127          298,613             10,446            22,764
    2.750                114,171            46,225            250,291          114,967             26,869            22,652
    2.755                     --            10,604             10,470               --             10,450                --
    2.760                859,410           753,554          1,085,547        1,434,650            697,803           132,021
    2.770                     --                --             61,764               --                 --                --
    2.795                115,818            14,735             14,685            4,779             12,579            10,561
    2.800                 68,556           109,100            303,597          150,312             92,525             4,655
    2.805                     --                --                 --               --                 --                --
    2.810                403,842           916,242            629,939          533,132          1,034,190            24,646
    2.820                 20,898                --                 --               --             11,979                --
    2.845                 12,157             6,694              6,525               --              6,534             2,420
    2.850                 22,270             5,148             29,804           17,424              2,296             3,874
    2.860                104,353            73,633             54,807          405,707             75,241             5,539

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International         JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio     Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------     ---------        ------------
   M&E CLASS
    2.870            $        --      $        --       $       --        $        --       $         --      $        --
    2.895                     --           43,769               --             27,957            390,948           18,377
    2.900                     --          145,486               40            336,146             91,831               --
    2.910                 41,040          524,374           82,503            320,167          1,828,112           33,863
    2.920                     --               --               --                 --             89,537               --
    2.945                 14,591           56,540           42,869                 --            685,247               --
    2.950                     --          134,080               --                 --            314,274           56,804
    2.955                     --               --               --                 --                 --               --
    2.960                 15,826          853,278           36,050            269,576          2,896,716          585,047
    2.970                     --            2,545               --                 --             19,293               --
    2.995                     --               --               --             45,711            345,290               --
    3.000                     --           32,618               --              3,499             97,464               --
    3.010                 83,843          478,256           79,649            243,250          2,160,100           17,382
    3.045                     --           11,603               --                 --                 --               --
    3.050                     --           61,809               --             15,148            842,160               --
    3.060                 28,119          907,431          131,867            457,620          4,282,324           93,368
    3.070                     --           10,873               --                 --                 --               --
    3.095                     --           22,695               --             29,396          1,152,527               --
    3.100                     --           34,175               --                 --            220,705               --
    3.110                 54,347          150,691           13,642             26,798            663,211           40,129
    3.120                     --               --               --                 --            149,194               --
    3.145                     --               --               --                 --            208,074               --
    3.150                     --               --               --                 --                 --               --
    3.160                     --          170,981            6,319             86,092          2,357,116           23,633
    3.195                     --               --               --             27,170            268,099               --
    3.200                     --           46,515               --                 --                 --               --
    3.210                  9,318           14,710               --             31,879             74,084           29,522
    3.245                     --               --               --                 --                 --               --
    3.250                     --               --               --                 --                 --               --
    3.255                     --           25,277               --                 --                 --               --
    3.260                  2,505          136,328               --              6,397            796,295           39,736
    3.270                     --               --               --                 --                 --               --
    3.295                     --               --               --                 --             75,589          405,831
    3.300                     --          113,712               --                 --                 --               --
    3.310                     --           48,800               --             12,498            456,199               --
    3.345                     --               --               --                 --                 --               --
    3.350                     --               --               --                 --                 --               --
    3.360                     --               --               --             59,785            676,628               --
    3.395                     --               --               --                 --             13,720               --
    3.400                     --               --               --                 --                 --               --
    3.410                     --               --               --                 --                 --               --
    3.445                     --               --               --                 --             16,572               --
    3.450                     --               --               --                 --                 --               --
    3.460                     --           11,668               --                 --            136,867               --
    3.470                     --               --               --                 --             26,291               --
    3.500                     --               --               --                 --                 --               --
    3.510                     --            1,999               --                 --             86,544               --

                    JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                   Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                 Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                 ----------------   ---------------    ---------------      ---------       ---------------    ----------------
   M&E CLASS
    2.870          $         --        $        --        $         --      $        --        $        --         $       --
    2.895                17,007             27,227              20,485           32,517             26,994                 --
    2.900               113,303            305,318             261,113          118,016            300,274              5,177
    2.910               276,647            194,189             263,941          288,165            120,321             34,233
    2.920                 9,458                 --                  --               --                 --                 --
    2.945                15,773                 --                  --               --              4,786             15,128
    2.950                19,659                 --              17,951           50,025             31,646                 --
    2.955                    --                 --                  --               --                 --                 --
    2.960               107,107            271,569             280,227          412,441            198,599            111,242
    2.970                 3,898                 --                  --               --                 --                 --
    2.995                    --             42,116              38,595               --             40,578                 --
    3.000                40,579              3,397               3,341           32,878              3,343              8,083
    3.010               123,536            244,476             484,388          454,346            193,896             39,589
    3.045                    --             27,591              25,206           11,650             26,020                 --
    3.050                30,642             14,088                  --           41,380              7,172                 --
    3.060               455,225            321,810             488,573          873,377            325,664            110,467
    3.070                 5,322             31,791              79,762            5,485             22,658                 --
    3.095                    --             12,998                  --               --              9,724                 --
    3.100                    --                 --                  --           36,485                 --                 --
    3.110                32,438              2,034                  --           66,626                 --             30,751
    3.120                    --                 --                  --               --                 --                 --
    3.145                23,906                 --                  --               --                 --              4,763
    3.150                14,037                 --                  --               --                 --              2,795
    3.160                12,315             80,087             230,957          198,913             88,848                 --
    3.195                    --             26,943              25,151               --             25,734                 --
    3.200                    --                 --                  --           45,081                 --                 --
    3.210                20,738            140,864             432,081            8,530             94,605                 --
    3.245                    --                 --                  --               --                 --                 --
    3.250                    --                 --                  --               --                 --                 --
    3.255                    --                 --                  --           23,854                 --                 --
    3.260                 2,896             18,928              15,852          112,956              9,266                 --
    3.270                49,493                 --                  --               --                 --              9,865
    3.295                    --                 --                  --               --                 --                 --
    3.300               118,136                 --                  --               --            111,707             23,573
    3.310                66,412             28,779              72,553           50,300             21,951                 --
    3.345                    --                 --                  --               --                 --                 --
    3.350                    --                 --                  --               --                 --                 --
    3.360                16,763            127,369             230,440               --             65,297             36,940
    3.395                 5,657                 --                  --               --                 --              1,127
    3.400                    --                 --                  --               --                 --                 --
    3.410                 7,628                 --                  --               --                 --                 --
    3.445                    --                 --                  --               --                 --                 --
    3.450                    --                 --                  --               --                 --                 --
    3.460                    --                 --             111,545           11,122                 --                 --
    3.470                    --                 --                  --               --                 --                 --
    3.500                    --                 --                  --               --                 --                 --
    3.510                 5,808                 --                  --               --                 --                 --

================================================================================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                             JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM          JNL/MCM
                            Financial          Global         Healthcare       International        JNL 5           Nasdaq(R)
                         Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio    Portfolio       15 Portfolio
                         ----------------   ------------    ----------------   ---------------  --------------   ---------------
   M&E CLASS
    3.545                   $         --     $         --     $         --     $         --     $           --   $         --
    3.560                         46,315               --           46,424           79,082            237,279             --
    3.610                          8,373           37,277               --               --             70,373         15,906
    3.650                             --               --               --               --                 --             --
    3.660                             --               --               --               --                 --             --
    3.695                             --               --               --               --                 --             --
    3.700                             --               --               --               --                 --             --
    3.710                             --               --               --               --                 --             --
    3.750                             --               --               --               --                 --             --
    3.760                             --               --               --               --                 --             --
    3.800                             --               --               --               --                 --             --
    3.860                             --               --               --               --                 --             --
    3.895                             --               --               --               --                 --             --
    3.910                             --            2,811               --               --                 --             --
    4.000                             --               --               --               --                 --             --





 PERSPECTIVE
  Standard Benefit            16,448,407       52,022,728       22,908,306       16,949,946         37,327,492      1,336,744
   Maximum Anniversary
     Value Benefit                    --          193,497               --           62,681            439,070          7,240
   Earnings Protection
     Benefits                    618,229          816,051          775,465           51,998            358,694             --
   Combined Optional
     Benefits                         --            5,663               --               --            109,633             --
                            ------------     ------------     ------------     ------------     --------------   ------------
     Total                  $ 37,388,115     $639,571,558     $ 73,968,937     $270,319,167     $1,178,139,433   $ 42,127,982
                            ============     ============     ============     ============     ==============   ============

                           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                          Oil & Gas          S&P 400 MidCap       S&P 500      Select Small Cap    Small Cap         Technology
                        Sector Portfolio    Index Portfolio   Index Portfolio     Portfolio      Index Portfolio   Sector Portfolio
                        ----------------    ---------------   ---------------  ------------      ---------------   ----------------
   M&E CLASS
    3.545                 $     48,790        $         --       $         --   $         --      $         --      $      9,730
    3.560                       51,968              61,343             73,936             --            58,377                --
    3.610                           --                  --                 --         22,603                --             8,051
    3.650                           --                  --                 --             --                --                --
    3.660                           --                  --                 --             --                --                --
    3.695                           --                  --                 --             --                --                --
    3.700                           --                  --                 --             --                --                --
    3.710                      104,971                  --                 --             --                --            20,936
    3.750                           --                  --                 --             --                --                --
    3.760                           --                  --                 --             --                --                --
    3.800                           --                  --                 --             --                --                --
    3.860                           --                  --                 --             --                --                --
    3.895                           --                  --                 --             --                --                --
    3.910                        5,069                  --                 --             --                --                --
    4.000                           --                  --                 --             --                --                --





 PERSPECTIVE
  Standard Benefit          37,769,130          12,641,361         20,180,045     46,318,635        10,468,147        17,798,055
   Maximum Anniversary
     Value Benefit                  --              56,402             53,631        159,516            56,578                --
   Earnings Protection
     Benefits                  669,363              11,163              9,681        924,081            11,192           573,523
   Combined Optional
     Benefits                      513                  --                 --          2,581                --                --
                          ------------        ------------       ------------   ------------      ------------      ------------
     Total                $173,952,652        $264,156,452       $380,518,379   $546,750,815      $217,907,919      $ 45,266,333
                          ============        ============       ============   ============      ============      ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth    JNL/Oppenheimer   Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ----------     ---------     ----------------  --------------  ----------------
M&E CLASS
  1.000    $ 1,331,577   $ 2,103,647    $   942,595  $        --     $   509,162       $   199,740    $   405,579       $        --
  1.100      1,165,729     1,641,812        457,004      219,797           4,897                --        153,924                --
  1.150     51,735,152    68,686,019     23,214,461    8,208,615       9,548,119         2,462,601     30,753,273         1,287,612
  1.250     51,838,502    65,858,546     60,471,858   27,078,749       6,725,136           674,367     20,093,809           280,929
  1.300     12,721,563    15,669,510      5,944,388    2,597,914       4,531,687         1,221,266     12,943,923           698,796
  1.350        988,703     1,031,999             --      138,365              --                --         73,276                --
  1.395             --            --             --           --              --                --             --                --
  1.400      9,992,927    11,100,413      6,411,308    1,655,514       4,276,983         1,171,705      7,180,997           326,615
  1.420             --       104,347         80,920           --              --                --         67,334                --
  1.450      5,553,711     7,921,335      3,446,804    1,175,236       1,900,162            89,594      3,868,895           170,908
  1.500     37,400,795    50,362,478     21,563,133    8,852,754       5,555,431           979,319     16,748,182           241,114
  1.545      3,984,312     5,461,856      1,751,518      665,684         641,817           201,690      3,016,775            41,870
  1.550      6,758,772    10,664,425      9,780,080    4,418,957         690,788            86,925      4,149,097            96,931
  1.560        768,460       917,078        219,411           --              --                --         30,911                --
  1.570        735,569       699,938        431,648      179,894         298,144            86,294        877,481            56,943
  1.575             --            --             --           --              --                --             --                --
  1.600     28,585,417    39,083,655     24,081,252   14,624,427       4,535,473           614,569     12,939,238           367,089
  1.605         21,630        33,667          1,146           --              --                --             --                --
  1.630         14,411        42,952        111,971           --          36,061                --             --                --
  1.645      1,048,653     1,540,197      1,176,342      427,288         242,878            12,773        963,377                --
  1.650     36,864,017    46,097,435     44,975,997   25,981,912       4,840,489         1,073,995     20,076,709           443,699
  1.660        755,085       786,792        334,144           --              --                --        328,635                --
  1.670        881,450       902,379        488,944      223,460          59,530            25,450        357,113                --
  1.695      2,309,503     2,177,142        756,380      584,538         360,908            44,250      1,076,809            54,358
  1.700     11,319,522    13,872,436      7,641,623    4,908,700       2,821,192           380,358      7,927,068           232,447
  1.710     19,647,194    29,185,825     12,882,217    4,845,456       6,372,667         2,035,468     16,777,532         1,120,368
  1.720        262,548       298,986         48,561           --         108,279            52,775        859,856                --
  1.725             --            --             --           --              --                --             --                --
  1.745             --        14,628         62,041           --              --                --             --                --
  1.750      6,435,245     8,511,820      2,902,128    1,878,917       1,286,969           471,164      5,720,671            96,399
  1.760      1,474,626     2,851,066      1,192,728      329,244          41,580                --        501,600            10,292
  1.795      1,118,206     1,429,402        285,244       24,462         588,192           178,548        796,672            16,162
  1.800     10,639,481    14,480,257      9,107,157    3,675,444       2,121,958           355,421      5,854,397           241,952
  1.810     17,082,287    23,999,560     22,802,677    9,354,009       2,502,778           918,262      9,071,964           146,455
  1.820        133,895       137,963         18,261           --         238,220            10,453        168,353             5,159
  1.825             --            --             --           --              --                --             --                --
  1.845      1,322,654     1,436,218        730,476      142,132         264,612           122,505      2,017,720            69,457
  1.850      6,523,841     9,105,512      9,440,049    3,774,703         738,552           166,320      4,782,302            77,165
  1.855          1,205         1,207             --           --              --                --             --                --
  1.860     10,415,524    11,251,345      3,282,247    1,206,308       2,863,271           747,676      8,587,428           512,942
  1.870         27,902        50,920        166,248           --           1,499             1,286        125,735                --
  1.880          5,326         5,942             --           --              --                --             --                --
  1.895      1,597,467     2,230,401        614,767      599,528         470,829           182,156      1,663,378            60,431
  1.900      8,160,289     9,667,145      9,989,413   10,341,058       1,461,113           320,932      6,565,662           169,601
  1.905          2,477         2,635             --        6,097           9,363                --             --                --
  1.910             --        43,203        598,036           --              --                --             --                --
  1.920        665,272       829,100        586,995       96,420          43,480            12,289        440,412                --


                                                JNL/             JNL/
             JNL/Putnam      JNL/Putnam      S&P Managed     S&P Managed
               Midcap       Value Equity     Aggressive      Conservative
          Growth Portfolio    Portfolio   Growth Portfolio     Portfolio
          ----------------    ---------   ----------------     ---------
M&E CLASS
  1.000        $        --   $        --       $   647,133    $        --
  1.100                 --            --             8,759         69,155
  1.150          2,634,762     4,908,693        53,702,351      1,740,771
  1.250            656,989     1,595,495        13,970,234      8,536,081
  1.300          1,057,275     2,973,188        18,913,374        524,866
  1.350                 --       621,095           892,714             --
  1.395                 --            --                --             --
  1.400            422,832     2,597,660        17,742,092          9,335
  1.420                 --            --                --             --
  1.450            264,149     1,010,948         4,622,405        370,220
  1.500            683,596     2,991,617        30,677,697        859,387
  1.545            252,090       344,716         4,845,548        226,152
  1.550            101,779       144,719         2,692,247      3,104,675
  1.560                 --            --                --             --
  1.570             61,325       180,145           785,897             --
  1.575                 --            --                --             --
  1.600            406,714     1,148,802        13,068,311        857,346
  1.605                 --            --                --             --
  1.630                 --            --                --             --
  1.645              3,040         3,440           791,595         28,549
  1.650            638,253     3,009,946        11,404,583      8,070,623
  1.660                 --            --         1,205,235             --
  1.670              7,512            --           317,480         65,196
  1.695            124,315       446,858         1,320,173         39,795
  1.700          1,090,926       882,445         9,496,657      2,057,166
  1.710          2,142,271     3,373,288        28,432,088      1,130,118
  1.720              4,284       126,438           378,691             --
  1.725                 --            --                --             --
  1.745                 --            --                --             --
  1.750            265,010       554,069         7,568,148        686,992
  1.760                786            --           193,630        654,995
  1.795             21,064        46,323           936,788             --
  1.800            298,116       721,239         6,353,992      1,351,334
  1.810            585,495       253,618         5,081,655      5,564,232
  1.820              2,350         4,928           873,743             --
  1.825                 --            --                --             --
  1.845            134,751        98,442         1,474,362         72,427
  1.850             71,208        71,269         2,600,716      1,662,352
  1.855                 --            --                --             --
  1.860            709,809     1,711,653        15,379,856        625,526
  1.870                 --            --            32,206             --
  1.880                 --            --                --             --
  1.895            182,324       332,930         1,808,769          9,203
  1.900            314,188       517,837         3,456,622        926,742
  1.905                 --            --                --             --
  1.910                 --            --                --             --
  1.920              4,108        78,440           339,894             --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  1.945    $   535,548   $ 1,006,968    $   777,242  $  441,518      $   216,470       $    61,106     $   559,427       $       388
  1.950      7,090,572     8,069,993      4,634,649   3,659,247        1,116,897           231,967       2,764,670            79,626
  1.955         90,589       167,239         84,374          --               --                --          51,153                --
  1.960      6,955,016     8,354,465      4,143,061     629,809        2,834,770           442,201       4,449,835           180,092
  1.970         50,613       620,405        169,795     225,200            9,257                --          33,551                --
  1.980             --            --          2,225          --               --                --           7,594                --
  1.995        926,191     1,036,678        462,519     429,170          105,106            41,435         754,292            84,444
  2.000      8,077,894    10,411,909      9,301,037   9,886,464          868,595            72,226       3,170,196            57,850
  2.005        199,374       177,117         75,071          --               --                --          74,967                --
  2.010      2,450,934     3,204,246      1,229,165     267,841          474,800             8,440       1,097,809             7,432
  2.020        389,304       530,916        296,729     381,675           46,937                --          65,570                --
  2.030          2,140        14,295         14,593          --               --                --           4,245                --
  2.045      1,172,727     1,777,250      1,659,915     387,298          220,235            50,068         518,506                --
  2.050      6,247,495     7,539,340      3,978,323   3,189,508          884,782           161,863       2,309,466            31,594
  2.055          7,147         9,288             --          --               --                --              --                --
  2.060     12,391,724    16,284,094      9,637,030   3,644,945        1,768,158           345,270       6,606,416            53,741
  2.070        185,173       227,334        137,477     675,231           40,235            23,854         117,019                --
  2.080             --            --             --          --               --                --              --                --
  2.095        655,406       843,574        217,061      51,166          298,485            45,602       1,156,226                --
  2.100      5,762,345     7,393,761      6,029,472   5,150,773          706,740           151,164       2,213,772           191,752
  2.110      2,469,954     3,247,816      2,716,458   1,115,895          554,927            47,409       4,144,632           214,223
  2.120         73,836        86,258          6,189          --           67,706            21,205         183,878                --
  2.145        827,838       797,966        343,976     141,143           82,712            37,243         517,422                --
  2.150      4,489,570     5,786,930      4,781,862   3,207,447          735,794           111,897       2,860,821            92,774
  2.155             --            --         18,945          --               --                --              --                --
  2.160     10,194,250    12,801,663      7,611,862   3,744,685        1,345,688           176,437       4,029,469           120,612
  2.170        139,465       110,184         75,512      57,700            3,663                --          41,272                --
  2.195        334,945       385,808        283,147      31,865          105,002             2,474         512,437            18,207
  2.200      3,012,400     3,501,679      4,012,348   1,561,353          405,980            69,711       1,931,442            46,663
  2.205             --            --             --          --               --                --              --                --
  2.210     11,772,690    15,961,834     16,138,774   7,510,083        1,120,628            79,392       5,569,565           169,463
  2.220        111,849        66,588         50,344          --            3,044                --          68,758                --
  2.245        532,132       667,722        746,589      47,453           62,264                --         250,440                --
  2.250      2,304,886     2,647,902      2,937,409   1,250,030          204,391            48,700       1,212,020            38,598
  2.260      4,764,668     5,588,421      2,939,181     890,939        1,171,819           352,997       4,031,385           209,594
  2.270        127,323       130,924         66,326          --            3,260                --              --                --
  2.280             --            --             --          --               --                --           1,393                --
  2.295        296,629       336,073        208,870     360,037           57,800            14,235         341,296            18,406
  2.300      2,160,765     2,828,205      1,467,350     683,419          340,180            43,891       1,388,321            22,663
  2.305             --            --             --          --               --                --          23,442                --
  2.310      3,095,882     3,569,519      2,245,108   1,193,531          331,296           115,241         943,828           107,085
  2.320        160,090       111,120         24,986      13,284           23,245                --          64,647             4,206
  2.330         22,722        27,051             --          --               --                --              --                --
  2.345        327,899       337,347        334,718      62,448          235,322           139,941         329,939            15,690
  2.350      1,504,885     1,470,026      3,789,944     205,401          252,792            10,682         433,813                --
  2.360      6,291,889     5,976,649      7,127,002   1,890,326          689,046           161,784       1,407,761           142,001
  2.370         28,073        39,070         11,177      29,016           11,496                --          13,283                --


                                                 JNL/            JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio    Portfolio
          ----------------     ---------   ----------------    ---------
M&E CLASS

  1.945        $        --    $    24,132       $   627,766   $   181,133
  1.950            128,586        170,222         1,727,654     1,347,853
  1.955                 --             --                --            --
  1.960            374,333        677,257         7,659,391        78,021
  1.970                 --             --             8,689        26,066
  1.980                 --             --                --            --
  1.995            135,852        166,317         1,344,445        51,408
  2.000            144,397        138,094         1,615,353     1,134,331
  2.005                 --             --                --            --
  2.010            258,102        229,422           730,620        42,426
  2.020                 --             --            62,129            --
  2.030                 --             --                --            --
  2.045             48,238         14,105           284,545       349,298
  2.050            161,634        199,077         4,610,977       365,601
  2.055                 --             --                --            --
  2.060            334,052      1,049,713        12,399,093     1,049,277
  2.070                 --             --           191,272        15,269
  2.080                 --             --                --            --
  2.095             58,584         37,060           648,500            --
  2.100            175,882        107,687         1,380,422     1,113,797
  2.110              9,006         32,361         1,299,073       597,714
  2.120              3,379         46,700                --        97,554
  2.145             30,558        122,649           718,373        58,086
  2.150            157,025         76,267         2,690,044       888,834
  2.155                 --             --                --            --
  2.160            843,587        303,379         5,739,575     1,098,369
  2.170                 --         50,253            76,366            --
  2.195             28,787         15,672           692,540       150,232
  2.200            117,532        127,886         1,975,467       470,307
  2.205                 --             --            28,352            --
  2.210            244,749        105,101         2,583,595     3,766,595
  2.220                 --             --           399,975            --
  2.245                 --         44,998            24,479       170,462
  2.250            279,369         27,552         1,266,786       520,772
  2.260            266,890        333,566         4,072,134       557,389
  2.270                 --             --           450,130            --
  2.280                 --             --                --            --
  2.295             25,282          4,410           594,079       735,975
  2.300            212,051         74,123           810,126       471,475
  2.305                 --             --            17,134            --
  2.310             53,717        196,333         2,897,484       987,606
  2.320                 --             --            80,234        40,088
  2.330                 --             --                --            --
  2.345             18,421         27,855            96,641       540,488
  2.350              8,037          3,511         1,248,373        74,138
  2.360            128,979         62,712         2,736,352       890,992
  2.370              2,067             --                --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  2.380     $      560    $   27,822     $   45,121  $      552       $       --        $       --      $   35,379        $       --
  2.395        423,179       533,154        463,332     152,514          133,035            25,477         572,639                --
  2.400        819,539     1,241,227      2,589,267   2,383,998          131,993             3,085         811,395             9,682
  2.405             --         8,027             --          --            4,491                --           6,200                --
  2.410      2,950,423     3,762,838      2,314,864   1,165,723          307,262            28,843         891,611             8,177
  2.420         63,510        97,078        159,655     363,227               --                --              --                --
  2.445        221,169       350,299        572,888     112,377          137,426                --         180,326                --
  2.450      1,109,112     1,541,573      1,016,853     785,894          444,683            23,918         722,910             9,693
  2.460      2,728,757     2,760,676      2,985,679   1,081,053          710,262            60,450         712,260             7,969
  2.470         39,001        48,112            707      29,207           10,748                --          61,408                --
  2.480             --            --            518          --               --                --           1,491                --
  2.495        219,788       245,799        144,997      81,461           82,173             1,016          19,560             5,686
  2.500        553,917     1,108,117      1,425,711   2,256,072          196,231                --         919,533            41,843
  2.505         12,189        18,151             --          --               --                --              --                --
  2.510      2,663,576     2,573,152      3,054,073     736,242          248,339           172,971         792,202            44,969
  2.520         91,031        88,896        100,969      30,035               --                --              --                --
  2.545        145,241       251,194        200,488      25,644            8,960                --         135,349                --
  2.550        685,482       907,349        639,311     273,234           74,411                --         753,131                --
  2.560      2,200,381     3,258,044      4,766,322   1,655,597          467,039           192,993       1,802,357             7,063
  2.570             --            --         65,116          --               --                --           9,030                --
  2.595        171,767       259,220        346,204      27,536           37,837                --         324,984                --
  2.600        839,706       920,393        865,801     533,939          139,978                --         306,620                --
  2.605          6,259         7,139             --          --               --                --              --                --
  2.610      2,760,016     3,936,257      2,028,488     658,641          353,837            74,106       1,057,079           150,900
  2.620         15,912        20,118             --          --               --                --              --                --
  2.645        362,573       294,512        510,605     125,109            2,361                --           4,069                --
  2.650        495,147       652,098        505,121     403,863          219,506                --         126,832             5,238
  2.660      2,056,162     2,538,930      3,873,897     981,636          482,709           194,118         551,074            56,345
  2.670         66,839       105,752             --          --               --            54,102              --                --
  2.680         29,733        48,677             --          --               --                --              --                --
  2.695        110,207       109,248         21,573      50,751           17,958                --          49,853                --
  2.700        228,602       287,418        372,237     573,856           17,014                --          92,283                --
  2.710      2,110,089     2,463,314      2,346,374   1,139,968          335,269            28,007         829,865            48,389
  2.720             --            --             --          --               --                --              --                --
  2.745        264,374       280,427        372,553      11,727           20,810             5,136          43,167            28,816
  2.750        121,092       237,578        253,895     358,210           88,788                --         313,362                --
  2.755             --            --             --          --               --                --              --                --
  2.760        920,208     1,346,354      3,129,894   1,263,789          206,207            22,659         276,124            20,107
  2.770             --            --         49,200          --               --                --              --                --
  2.795         44,946        18,250         36,897          --           43,316                --          10,066                --
  2.800        128,604       171,532        158,324      18,777          175,345            16,556         317,651                --
  2.805             --            --             --          --               --                --              --                --
  2.810        468,805       542,761      1,719,543     373,069           15,238             3,423         207,993             7,114
  2.820          6,729            --         48,820          --               --                --          49,207                --
  2.845          3,600            --         19,830          --           23,548                --              --                --
  2.850         30,874        15,820         69,877      72,825            9,942                --          63,211               136
  2.860        369,306       491,184        240,085     281,960           30,093                --          34,820            10,142


                                                 JNL/           JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio   Portfolio
          ----------------     ---------   ----------------   ---------
M&E CLASS

  2.380         $       --    $       --         $       --    $       --
  2.395             88,168        21,024            136,301        52,602
  2.400              5,604        19,432            247,720       512,262
  2.405                 --            --                 --            --
  2.410              4,644        33,741          2,506,540       848,212
  2.420                 --            --              9,036            --
  2.445                 --         9,565             52,427        23,176
  2.450             25,700        24,700            264,479       195,164
  2.460             26,752        37,209          3,286,948     1,289,180
  2.470              2,175            --              8,124            --
  2.480                 --            --                 --            --
  2.495                 --            --              1,489       337,289
  2.500              7,675        87,389            340,096       320,144
  2.505                 --            --                 --            --
  2.510             84,460        31,165          1,058,861       724,503
  2.520                 --            --              1,649       248,269
  2.545                 --            --            167,115            --
  2.550             13,495         6,031            147,064       100,627
  2.560             19,794       163,085          1,418,866       284,938
  2.570                 --            --                 --            --
  2.595                 --            --             28,626       117,070
  2.600              5,108            --             27,882       235,633
  2.605                 --            --                 --            --
  2.610            207,556       196,465          1,584,416       184,072
  2.620                 --            --            139,780        50,054
  2.645                 --            --            109,621            --
  2.650                 --         6,943            641,499       188,922
  2.660            137,092         5,287          2,996,852     2,774,538
  2.670             32,175            --                 --            --
  2.680                 --            --                 --            --
  2.695                 --            --            121,025        41,714
  2.700                 --            --            331,361       406,475
  2.710             52,506        40,450            558,858       743,344
  2.720                 --            --                 --            --
  2.745             29,156            --            100,072            --
  2.750                 --        10,087             34,104        28,158
  2.755                 --            --                 --            --
  2.760            107,419        51,152            245,280       952,583
  2.770                 --            --             31,156            --
  2.795                 --            --            320,039       183,780
  2.800                 --        26,045                 --        42,156
  2.805                 --            --                 --            --
  2.810             14,288            --          1,779,696        53,320
  2.820                 --            --                 --            --
  2.845                 --            --             27,735            --
  2.850                 --         5,811                 --        24,221
  2.860             10,284            --             22,191       428,113

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)       S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  2.870     $       --    $       --     $       --  $       --       $       --        $       --      $       --        $       --
  2.895         28,926        40,499         79,572      39,476               --                --              --                --
  2.900        106,008       273,125             --      62,485           50,012                --         154,034                --
  2.910        297,273       306,316        534,453      77,318           97,212            12,348         242,297             4,827
  2.920         83,812            --        101,881          --               --                --              --                --
  2.945          3,208        54,515         58,294          --           17,467                --              --                --
  2.950         61,127        44,269        209,568          --           10,624                --           6,132                --
  2.955             --            --             --          --               --                --              --                --
  2.960        315,150       361,350        915,076     205,480           73,277             2,733         141,494                --
  2.970             --            --             --      19,328            3,637                --           3,127                --
  2.995             --            --        214,838          --               --                --              --                --
  3.000         31,550        35,298             --          --               --                --              --                --
  3.010        375,334       608,778        376,037   1,502,739           70,068                --         309,398            23,343
  3.045         11,256        11,644             --       7,907               --                --              --                --
  3.050         50,812        83,791         30,452          --               --                --              --                --
  3.060        847,652       976,694        729,536     195,177           76,089           170,340         473,300            28,739
  3.070         10,571        11,658             --          --           16,547                --              --                --
  3.095             --            --        193,872          --               --                --          35,663                --
  3.100         29,900        39,641             --          --               --                --              --                --
  3.110         79,570        48,308        348,409       6,706           85,555                --          75,572                --
  3.120             --            --             --     149,096               --                --          49,743                --
  3.145             --            --          6,761          --               --                --          36,356                --
  3.150             --            --             --       5,032           25,840                --          37,540               136
  3.160        192,242       161,889        180,195     144,411               --                --          45,572                --
  3.195             --            --         51,109          --               --                --              --                --
  3.200         40,078        49,823             --          --               --                --              --                --
  3.210          6,266        14,169         93,505     246,511          171,641            37,369          20,760                --
  3.245             --            --             --          --               --                --              --                --
  3.250             --            --             --          --               --                --              --                --
  3.255         23,557        26,706             --          --               --                --              --                --
  3.260         84,261       103,527        128,685      94,735            5,010                --              --                --
  3.270             --            --             --          --               --                --              --                --
  3.295             --            --             --          --               --                --          10,257                --
  3.300        110,615       113,288             --     111,867               --                --              --                --
  3.310         44,487        54,205        162,713     249,288           24,603                --           9,324                --
  3.345             --            --             --          --               --                --              --                --
  3.350             --            --             --          --               --                --              --                --
  3.360             --            --        161,847      31,361           23,760            99,936          59,612            18,821
  3.395             --            --             --          --            6,906                --              --                --
  3.400             --            --             --          --               --                --              --                --
  3.410             --            --             --     293,379            4,057                --           8,977                --
  3.445             --            --             --          --               --                --              --                --
  3.450             --            --             --          --               --                --              --                --
  3.460          9,863        13,340             --          --               --                --              --                --
  3.470             --            --             --          --               --                --              --                --
  3.500             --            --             --          --               --                --              --                --
  3.510             --            --         87,062     144,095               --                --          39,408                --


                                                 JNL/           JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio   Portfolio
          ----------------     ---------   ----------------   ---------
M&E CLASS

  2.870         $       --     $       --        $       --    $       --
  2.895              5,087             --           106,174            --
  2.900             10,647             --                --         6,113
  2.910             95,703         34,924           103,812         4,961
  2.920                 --             --                --            --
  2.945              8,610             --                --            --
  2.950                 --             --                --            --
  2.955                 --             --                --            --
  2.960                 --         28,404                --       130,754
  2.970                 --             --                --            --
  2.995                 --             --                --            --
  3.000                 --             --                --        15,981
  3.010             73,069         16,103           121,800       125,450
  3.045              8,573             --                --            --
  3.050                 --             --                --        26,784
  3.060            164,890         53,268            12,773            --
  3.070                 --             --                --            --
  3.095                 --             --                --            --
  3.100                 --             --                --            --
  3.110                 --             --            49,613        21,329
  3.120                 --             --                --            --
  3.145                 --          8,299                --            --
  3.150                 --             --                --            --
  3.160              4,323             --            51,261         1,344
  3.195                 --             --                --            --
  3.200                 --             --                --            --
  3.210                 --             --            10,098            --
  3.245                 --             --                --            --
  3.250                 --             --                --            --
  3.255                 --             --                --            --
  3.260                 --             --                --            --
  3.270                 --             --                --            --
  3.295                 --             --                --            --
  3.300                 --             --                --            --
  3.310                 --             --                --        45,541
  3.345                 --             --                --            --
  3.350                 --             --                --            --
  3.360             57,062             --                --            --
  3.395                 --          3,128                --            --
  3.400                 --             --                --            --
  3.410                 --             --                --            --
  3.445                 --             --                --            --
  3.450                 --             --                --            --
  3.460                 --             --                --            --
  3.470                 --             --                --            --
  3.500                 --             --                --            --
  3.510                 --             --                --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                          JNL/MCM       JNL/MCM       JNL/MCM       JNL/MCM     JNL/Oppenheimer                       JNL/PIMCO
                          Dow (SM)      S&P(R)     Value Line(R)      VIP        Global Growth    JNL/Oppenheimer   Total Return
                       10 Portfolio  10 Portfolio  25 Portfolio    Portfolio       Portfolio     Growth Portfolio  Bond Portfolio
                       ------------  ------------  ------------    ---------       ---------     ----------------  --------------
M&E CLASS
  3.545                $         --  $         --  $          --  $         --  $            --  $             --  $           --
  3.560                          --            --         17,851            --           17,264                --          34,411
  3.610                      18,455        24,611             --            --           32,973                --              --
  3.650                          --            --             --            --               --                --              --
  3.660                          --            --             --            --               --                --              --
  3.695                          --            --             --            --               --                --              --
  3.700                          --            --             --            --               --                --              --
  3.710                          --            --             --            --               --                --              --
  3.750                          --            --             --            --               --                --              --
  3.760                          --            --             --            --               --                --              --
  3.800                          --            --             --            --               --                --              --
  3.860                          --            --             --            --               --                --              --
  3.895                          --            --             --            --               --                --              --
  3.910                          --            --             --            --               --                --          10,852
  4.000                          --            --             --            --               --                --              --



PERSPECTIVE

Standard Benefit         56,045,202    60,396,102     19,830,660    12,966,052       34,303,143         5,535,891      44,851,871
  Maximum Anniversary
    Value Benefit           144,347       155,173         56,107        52,350          132,541            53,326         299,100
  Earnings Protection
    Benefits                957,476       970,110          5,668            --          303,166            78,303         158,812
  Combined Optional
    Benefits                 30,003         2,488          3,565       106,507           29,424             3,793          16,876
                       ------------  ------------   ------------  ------------     ------------      ------------    ------------
      Total            $547,103,137  $694,988,627   $451,872,792  $225,951,268     $124,849,366      $ 24,869,485    $324,437,594
                       ============  ============   ============  ============     ============      ============    ============

                                                                               JNL/           JNL/
                                            JNL/Putnam      JNL/Putnam      S&P Managed    S&P Managed
                          JNL/Putnam          Midcap       Value Equity     Aggressive     Conservative
                       Equity Portfolio  Growth Portfolio    Portfolio   Growth Portfolio   Portfolio
                       ----------------  ----------------    ---------   ----------------   ---------
M&E CLASS
  3.545                    $         --      $         --  $         --      $         --  $         --
  3.560                              --                --            --                --            --
  3.610                              --                --            --            16,245            --
  3.650                              --                --            --                --            --
  3.660                              --                --            --                --            --
  3.695                              --                --            --                --            --
  3.700                              --                --            --                --            --
  3.710                              --                --            --                --            --
  3.750                              --                --            --                --            --
  3.760                              --                --            --                --            --
  3.800                              --                --            --                --            --
  3.860                              --                --            --                --            --
  3.895                              --                --            --                --            --
  3.910                              --                --            --                --            --
  4.000                              --                --            --                --            --



PERSPECTIVE

Standard Benefit            109,229,327        12,127,395   133,088,849       200,362,902     4,809,969
  Maximum Anniversary
    Value Benefit                41,860            41,203       329,343           694,336            --
  Earnings Protection
    Benefits                    142,887           174,574       330,591         1,460,856            --
  Combined Optional
    Benefits                     14,265               367        10,080            49,576            --
                           ------------      ------------  ------------      ------------  ------------
      Total                $118,699,272      $ 31,035,971  $169,897,225      $547,590,167  $ 73,693,539
                           ============      ============  ============      ============  ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  1.000      $           --  $        --   $            --     $         114,403    $        117,054   $      223,737
  1.100                  --      364,382           503,442                94,825             127,157          116,970
  1.150          91,036,690    1,104,776        48,887,199            15,520,012          13,858,556       10,148,784
  1.250          34,260,675   13,967,844        37,616,369             7,113,471          10,883,442        5,399,300
  1.300          43,697,722      118,278        32,698,895             6,482,549           4,964,900        5,332,962
  1.350           2,171,614           --           689,874               273,668             882,355           73,243
  1.395                  --           --                --                    --                  --               --
  1.400          26,977,426      105,886        15,310,571             4,653,865           2,764,541        2,927,942
  1.420                  --           --                --                    --              69,600               --
  1.450           9,445,197      212,038         8,342,317             2,524,339           1,548,202        1,870,230
  1.500          56,675,076    3,821,134        28,071,122             8,746,214           9,303,891        5,482,843
  1.545           8,821,464      556,288         3,900,999             1,083,010           1,291,192          723,025
  1.550           5,863,106    2,716,468         6,108,629             2,345,454           1,523,146        1,151,529
  1.560                  --           --                --                    --             348,772               --
  1.570           2,718,093        5,047         1,724,267               202,748             271,317          254,037
  1.575                  --           --                --                    --                  --               --
  1.600          27,913,613    3,041,587        23,617,641             6,315,281           7,033,087        4,076,735
  1.605                  --           --                --                    --              66,513               --
  1.630                  --           --                --                    --               2,256               --
  1.645           1,371,017      126,887           946,128               212,900             427,905          228,541
  1.650          23,883,217   19,366,994        40,342,173             7,849,862          12,627,928        5,404,450
  1.660             706,759           --         2,644,065                73,017             378,927               --
  1.670             459,870      145,347           525,715                75,156             385,784           50,090
  1.695           5,687,843       11,139         2,264,600               461,224             509,089          532,061
  1.700          23,178,812    6,323,552        17,482,128             4,673,447           4,348,540        1,959,698
  1.710          47,200,700    1,737,895        37,248,203             9,023,834           6,216,771        5,989,500
  1.720           1,070,001           --         1,586,368               120,880              58,538          215,164
  1.725                  --           --                --                    --                  --               --
  1.745                  --           --                --                    --                  --               --
  1.750          15,218,444    2,105,504        10,571,351             1,497,910           1,427,948        1,582,497
  1.760           1,173,376    1,614,491         1,335,306               125,434             151,735          125,382
  1.795           1,958,683           --         1,522,798               592,549             268,052          278,468
  1.800          19,919,268    2,353,705        16,298,250             2,176,948           3,330,096        1,271,365
  1.810          12,079,424    7,150,909        20,148,130             3,908,694           5,499,359        2,305,671
  1.820             803,941           --           254,210                62,130              47,911          102,569
  1.825                  --           --                --                    --                  --               --
  1.845           2,690,953           --         2,932,375             1,029,092             419,885          488,448
  1.850           7,325,661    2,478,473         8,763,948               867,568           2,153,983        1,068,559
  1.855               6,109           --                --                    --                  --               --
  1.860          24,870,683      332,989        19,188,493             3,758,969           3,024,177        2,799,401
  1.870               9,735           --             5,550                75,056             147,224               --
  1.880              11,134           --            13,119                    --                  --               --
  1.895           3,744,152      141,185         2,598,464               718,714             655,852          534,152
  1.900          12,102,404    3,085,204        12,894,467             2,502,818           2,889,931        1,072,356
  1.905                  --           --                --                 3,108               6,223               --
  1.910                  --           --                --                    --                  --               --
  1.920             952,595       10,951           428,845               477,439              90,193           87,976

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  1.000     $       53,522     $          --    $      281,834     $          --   $   123,883     $      544,689
  1.100             11,005                --                --         1,997,160         2,032              2,786
  1.150         22,933,959            68,464         4,035,752         4,377,732     5,889,055         18,135,565
  1.250         15,338,564           863,573         1,100,073         5,385,707     4,224,860          7,440,245
  1.300         12,481,817            15,262         1,219,089         2,376,144     3,366,490          8,257,683
  1.350          1,276,521                --                --                --       324,966            993,002
  1.395                 --                --         1,830,579                --            --          1,800,877
  1.400          9,045,168            19,838           993,101           881,122     1,177,112          6,277,061
  1.420            145,081                --                --                --            --                 --
  1.450          2,774,403             3,627         1,018,795           477,678       903,225          1,942,968
  1.500          9,463,554           217,018           992,422         2,331,745     3,370,970          9,665,705
  1.545          1,128,222            14,086           371,339           457,299       371,168          1,864,405
  1.550          1,650,895           105,855           289,232         2,076,091       762,703          1,061,775
  1.560                 --                --                --                --            --             71,699
  1.570            424,447                --            44,708           338,280        43,415            379,369
  1.575                 --                --                --                --            --                 --
  1.600          7,222,789           161,055         1,316,735         4,159,852     2,590,951          5,515,380
  1.605            277,902                --                --                --        67,463                 --
  1.630              4,727                --                --                --         2,488             33,671
  1.645            308,458             3,832            20,278            21,762        84,914            245,656
  1.650         10,762,717           331,386         1,629,197         4,161,524     5,282,470          7,175,315
  1.660            226,959                --            90,192           579,537            --            410,915
  1.670            401,613                --                --            87,321       127,687            187,259
  1.695          1,284,846            12,183         1,608,449           329,044       368,583          1,169,557
  1.700          5,819,905           558,474           948,351         1,690,762     1,213,814          3,211,760
  1.710         13,075,088           153,209         2,059,124         5,037,763     4,203,655         13,940,159
  1.720            292,620                --           108,596            36,070            --            102,364
  1.725                 --                --                --                --            --                 --
  1.745                 --                --                --                --            --                 --
  1.750          3,560,286            22,920           619,332         1,078,591       887,941          1,722,588
  1.760             44,041               626            48,941            14,517        39,272            191,896
  1.795            708,133                --           119,116            36,619       191,795            563,083
  1.800          6,418,949           199,650         1,100,511         2,174,423     1,638,479          2,696,467
  1.810          5,993,155           274,019           338,099         5,572,323     2,125,677          4,678,276
  1.820            115,501                --            18,215            11,593        27,128            162,571
  1.825                 --                --                --                --            --                 --
  1.845            841,160               541           286,005           376,299       253,305            616,852
  1.850          2,050,933           153,974           228,746         1,123,813       666,687            882,491
  1.855                 --                --                --                --            --                 --
  1.860          5,888,587            93,905         1,723,967         1,295,474     2,135,206          4,676,561
  1.870            124,762                --                --            29,843         2,855             14,671
  1.880                 --                --                --                --            --                 --
  1.895            679,630                --           104,219           554,778       397,687            593,665
  1.900          2,820,580            33,620           243,328         1,169,856       810,738          1,425,950
  1.905             43,715                --                --                --        12,642                 --
  1.910                 --                --                --         3,261,448        43,550                 --
  1.920            213,129             9,244            10,114           123,895        74,820            191,707

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  1.945         $   442,009   $  437,467       $ 1,459,419              $   72,910        $  145,490       $   77,906
  1.950          10,510,281    4,350,094         9,318,319               1,157,881         1,465,996        1,051,475
  1.955                  --           --                --                   9,074            18,034           24,320
  1.960          16,479,173      275,815         6,348,471               2,309,021         2,519,874        1,628,654
  1.970             162,161           --           121,414                  59,118            15,859            4,400
  1.980                  --           --                --                   3,798             7,603            7,601
  1.995           2,497,876       21,837         2,698,544                 536,946           345,632          382,360
  2.000           4,969,100    3,310,860         8,823,638               1,185,335         1,998,939          614,649
  2.005                  --       67,384                --                   3,120            12,317           16,786
  2.010           3,445,019      306,430         2,124,196                 931,574           585,119          237,617
  2.020           1,035,548           --         1,675,109                  68,377           101,024           13,705
  2.030                  --           --                --                   4,255             4,253            4,249
  2.045             772,123    1,096,209         1,610,740                 307,301           550,945          777,939
  2.050          11,700,271    1,198,233         6,317,205                 971,413         1,105,936          792,168
  2.055                  --           --                --                   6,183             6,088            6,018
  2.060          17,226,558    1,766,493        12,549,283               4,451,731         2,078,530        1,699,283
  2.070             766,553      422,213           637,870                  46,735            77,398           13,332
  2.080                  --           --                --                      --                --               --
  2.095           1,309,244       68,992         1,881,423                 467,713           128,430          133,463
  2.100           4,083,016    3,977,377         6,023,526                 841,464         1,172,394          846,659
  2.110           3,203,950    1,908,582         2,418,287               2,216,392         1,788,399          459,797
  2.120             266,872       73,378           119,376                  36,373            66,956           30,401
  2.145           1,854,003      205,689         1,247,973                 236,133           105,404          531,847
  2.150           8,935,156    3,098,160         9,318,292               1,097,590         1,441,152          721,151
  2.155                  --           --                --                      --                --               --
  2.160          13,336,628    1,628,478        10,150,966               1,778,965         1,790,127        1,274,475
  2.170              11,717           --            18,239                   3,274             1,797               --
  2.195           2,017,307      339,727           753,635                 152,902           173,111           24,384
  2.200           1,523,175    1,380,594         5,699,447               1,018,659           765,114          484,860
  2.205              28,378       28,489            28,442                      --                --               --
  2.210           6,817,664    7,919,178        14,256,964               2,910,577         3,113,003        1,794,212
  2.220             175,314           --            95,972                  10,221             4,730                5
  2.245           1,074,540      436,315           781,302               1,565,327           609,322           31,982
  2.250           3,519,738    1,208,449         2,472,710                 192,423           266,028          127,102
  2.260           8,785,449    2,474,168         8,219,233               2,824,032         1,361,749          880,161
  2.270              87,329           --           216,596                   3,863                --               --
  2.280                  --           --                --                   1,399                --               --
  2.295           1,487,239       31,048         1,805,477                  99,453            82,889           85,477
  2.300           2,550,716    1,971,010         3,501,673                 347,256           740,921          464,840
  2.305                  --           --                --                   7,807                --               --
  2.310           4,975,068    1,181,889         2,479,951                 318,610           400,820          165,130
  2.320              60,925           --           132,045                   2,181             5,689            4,365
  2.330                  --           --                --                      --                --               --
  2.345             727,463       79,891           338,703                  30,434            57,897               --
  2.350           1,649,761      243,095         2,396,752                 175,928            91,486           77,320
  2.360           5,637,313    1,630,223         5,675,659               1,279,961           692,668          517,703
  2.370              74,040       35,008            11,868                   8,473             5,421           17,464

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  1.945         $  222,420          $     --          $163,118        $   96,349    $  258,505         $  262,430
  1.950          1,270,019           119,757           286,275           348,415       589,187          1,857,346
  1.955                 --                --                --                --            --                 --
  1.960          2,745,890            38,029           760,071         3,949,654       802,898          2,632,936
  1.970             62,957                --                --           102,552        10,635             31,070
  1.980                 --                --                --                --            --                 --
  1.995          1,015,796                --            71,016           187,414       346,254            353,686
  2.000          1,499,563            99,528           775,279           786,879     1,480,710          1,117,309
  2.005                 --                --                --                --            --                 --
  2.010            595,749                --           466,617         1,711,435       218,098            929,989
  2.020             43,204            52,063            42,818            58,310        40,900             72,112
  2.030                 --                --                --                --            --                 --
  2.045            223,539            28,412           115,857         1,339,641       209,577            222,428
  2.050          1,263,329            61,485           314,885         1,618,285       679,486            882,192
  2.055                 --                --                --                --            --                 --
  2.060          4,544,249            25,084           323,238         6,873,010     1,387,791          3,023,586
  2.070             13,926                --            21,418            44,385            --            127,765
  2.080                 --                --                --                --            --                 --
  2.095            573,255                --           268,311           149,887        45,055            390,777
  2.100            798,636           146,885           286,394           997,039       222,945            736,193
  2.110          1,172,792            76,976           203,542         1,621,717       281,950            788,888
  2.120             25,005                --             7,597            91,340         7,015             93,030
  2.145            609,140               437            62,597            51,679        87,498            137,308
  2.150          1,767,494            90,710           261,509           891,863       721,930          1,019,381
  2.155                 --                --                --                --            --                 --
  2.160          2,292,847            34,782           222,545           695,237       940,841          2,207,561
  2.170            166,611                --            47,246                --         5,777              4,226
  2.195            164,297                --            93,081           343,585        81,170            100,201
  2.200          1,254,368            43,436           257,001           862,353       345,431            455,797
  2.205                 --                --                --                --            --                 --
  2.210          2,122,186            82,564           472,023         1,828,654     1,158,608          1,794,817
  2.220             75,006                --                --             1,763         3,617              7,095
  2.245            214,749            31,809            17,373           141,692        33,445             36,426
  2.250            258,456            23,600           173,913           543,391       213,968            214,293
  2.260          2,040,497           146,194           812,571         3,042,592     1,234,836          2,552,094
  2.270             18,673                --                --                --            --             10,614
  2.280                 --                --                --                --            --                 --
  2.295            208,433             1,987            18,626            16,353        44,962            168,118
  2.300            922,130            61,673           122,287         1,087,129       257,958            452,906
  2.305             16,392                --                --                --            --             21,802
  2.310            573,575             1,107           171,791           172,904       458,362            638,928
  2.320                 --                --            11,198           201,907         1,785              9,924
  2.330                 --                --                --                --            --                 --
  2.345            162,673                --             5,513                --            --             76,227
  2.350            234,508             9,013            34,380            15,778       106,171            246,532
  2.360            884,962            54,565           275,922           910,106       430,358          1,655,320
  2.370             17,072                --                --             1,530         7,653             26,677

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  2.380       $          --  $        --   $            --    $             10,681  $         43,209   $       21,283
  2.395             628,248      171,447           287,805                 271,427           337,862          122,327
  2.400           1,008,217    1,678,554         1,999,081                 208,167           468,208           94,075
  2.405                  --           --                --                   2,060             6,235               --
  2.410           2,494,291      433,957         1,859,375                 260,859           211,813           53,422
  2.420              80,191       15,599            25,068                      --            90,735               --
  2.445           1,877,888           --            54,472                  98,378           110,901           79,905
  2.450           2,674,248      558,349         2,704,721                 268,271           334,477          265,684
  2.460           3,475,689    1,230,160         5,230,905                 824,749           659,934          622,854
  2.470             234,529           --           795,224                  27,309            40,214           20,510
  2.480                  --           --                --                     747             1,502            1,497
  2.495              50,471      339,283           562,768                   1,951             3,929            3,225
  2.500             735,455    1,216,498         1,637,284                 287,440           340,854          168,002
  2.505                  --           --                --                      --                --               --
  2.510           2,490,349    1,461,492         3,521,460               1,442,026         1,048,722          143,518
  2.520             155,306      366,498           160,435                      --            11,020               --
  2.545             436,855       11,250            20,910                      --            80,792           19,621
  2.550              70,335      595,664         3,288,273                 163,286           265,998          172,825
  2.560           3,614,665    1,549,132         4,214,112                 808,825           760,039          178,135
  2.570              97,463           --            20,867                      --                --               --
  2.595             137,142      272,401            42,841                 125,360            24,278           56,401
  2.600             107,966      739,724           886,053                 163,203           170,645           75,900
  2.605                  --           --                --                      --                --               --
  2.610           5,516,174      196,689         4,714,612                 762,403           743,358          312,557
  2.620              16,733           --            25,713                      --                --               --
  2.645             347,122       75,129           126,169                   7,029            45,802           15,546
  2.650             715,622        7,164           780,356                 218,499           111,813           24,379
  2.660           2,887,229    4,027,723         4,449,739                 254,287         1,529,136          129,479
  2.670             175,934           --                --                   7,924            15,905           14,028
  2.680                  --           --                --                      --                --               --
  2.695             100,097       42,448            56,320                  26,668            30,016           16,809
  2.700             328,281      376,744         1,331,575                  42,774            50,525           32,620
  2.710           2,364,764      475,108         3,514,204                 295,999           180,399        1,136,409
  2.720              70,676           --                --                      --                --               --
  2.745             106,309       18,068           278,432                  16,935                --               --
  2.750             592,323      300,218           600,956                  83,005            77,570           67,658
  2.755                  --           --                --                      --                --               --
  2.760           1,236,609      574,294         1,572,949                 184,087           445,141           86,804
  2.770              91,009           --            29,362                      --                --               --
  2.795                  --      178,576            48,335                   9,630               219              728
  2.800             716,406           --           497,055                 250,371           213,627           95,861
  2.805                  --           --           153,148                      --                --               --
  2.810           1,320,699      148,342         1,042,931                 124,585            48,579           38,287
  2.820              22,836           --            66,220                  29,575            19,793               --
  2.845               3,908      306,217            89,928                      --             1,015            1,006
  2.850             147,941        6,072            24,831                   1,132            14,660           48,735
  2.860             918,357      481,323         1,654,310                  18,522             4,916            5,572

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  2.380      $          --    $           --    $           --     $          --    $       --      $         --
  2.395             97,711                --            24,849            72,764        89,979           109,993
  2.400            164,923            14,960           122,411           210,184       105,491           210,400
  2.405              4,281                --             4,402             2,092            --             2,189
  2.410            233,652            15,330            26,871            65,203       269,657           398,021
  2.420                 --                --                --             9,939            --                --
  2.445            140,376                --            39,631             7,031        23,783            60,581
  2.450            333,405             5,442            33,741           177,220        62,121           166,109
  2.460            550,817            44,916            54,762           945,120       149,275           636,517
  2.470              1,206                --                --                --        24,749            72,424
  2.480                 --                --                --                --            --                --
  2.495              5,533            23,580            12,859           116,584        60,723            80,702
  2.500            176,005                --            62,992           200,141        12,788           237,091
  2.505                 --                --                --                --            --                --
  2.510            653,570           136,593            62,410           665,220       282,357           348,594
  2.520              4,609                --                --                --            --             4,644
  2.545            108,410                --            82,452           101,561       101,191             3,068
  2.550            186,347            21,867            25,138           441,142        89,193           188,389
  2.560            924,115             8,712           184,681           523,922       237,031           661,071
  2.570                 --                --                --           135,949            --                --
  2.595             16,433                --                --            60,474        86,520            23,854
  2.600            313,577            23,701            21,069           129,100        29,411            57,720
  2.605                 --                --                --                --            --                --
  2.610            594,337            53,843            86,940           219,000       421,023           584,865
  2.620             42,148                --                --                --            --                --
  2.645             29,728            20,491                --            21,983         1,673                --
  2.650            262,440             3,802            49,611            24,684        88,125           186,609
  2.660            825,273            56,205            38,294         1,639,040       310,880         1,373,517
  2.670             26,323                --                --                --            --            18,485
  2.680                 --                --                --                --            --                --
  2.695             19,175                --             6,200             2,322        12,492             8,292
  2.700             19,626                --                --            45,875         2,910            20,195
  2.710            415,821           111,462           121,168           209,060       166,693           544,839
  2.720                 --                --                --                --            --                --
  2.745             35,762                --             5,164            14,908         7,345            31,596
  2.750             20,148                --            22,376            15,860            --            54,820
  2.755                 --                --                --                --            --                --
  2.760            447,046             4,115            25,145           444,794        30,930           168,201
  2.770                 --                --                --                --            --                --
  2.795             19,750                --                --           734,289           309            51,244
  2.800            131,555                --                --           142,443       168,870           135,378
  2.805                 --                --                --                --            --                --
  2.810             45,812                --           102,032           115,795         8,277           346,920
  2.820                 --            21,092            10,232                --            --                --
  2.845              7,869                --                --                --         7,927             2,142
  2.850              1,938                --             5,228               230        20,504            20,307
  2.860             27,629            11,256                --             5,559         4,431            18,025

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  2.870        $         --    $  58,174      $         --         $            --     $          --       $       --
  2.895             111,023       23,931            83,314                      --                --               --
  2.900                  --           --             8,865                  99,269           156,688            4,777
  2.910             405,459           --         1,765,642                 268,634            77,292           61,575
  2.920                  --           --           382,922                      --                --               --
  2.945                  --           --                --                      --                --               --
  2.950             180,791      139,572            28,011                  11,619            11,696               --
  2.955                  --           --                --                      --                --               --
  2.960             609,647      274,750         1,527,824                 182,387            98,782           95,163
  2.970                  --           --                --                   4,259             5,432            1,146
  2.995                  --       87,605                --                      --                --               --
  3.000                  --       16,298           126,243                      --                --               --
  3.010             539,280       75,416           220,437                  45,052            70,246           24,158
  3.045                  --      128,377            15,662                      --                --               --
  3.050             259,683       61,073           588,886                      --                --            5,560
  3.060             513,637       24,215           403,491                  97,047            66,477          113,540
  3.070                  --           --                --                      --                --               --
  3.095                  --       26,159            69,320                   9,765             9,745           32,442
  3.100              53,062           --                --                      --                --               --
  3.110             150,420       26,790           111,711                  67,256            39,135           45,061
  3.120                  --           --                --                  25,077                --           49,884
  3.145                  --           --             8,357                   2,425                --               --
  3.150              40,380           --                --                     138               324           37,228
  3.160             164,959       67,193           266,615                  34,333            13,747           35,186
  3.195                  --           --                --                      --                --               --
  3.200              16,095           --                --                      --                --               --
  3.210              18,419           --            66,298                   6,128                --               --
  3.245                  --           --            81,338                      --                --               --
  3.250                  --           --                --                      --                --               --
  3.255                  --           --                --                      --                --               --
  3.260              67,663       17,544           119,837                      --                --           31,285
  3.270                  --           --                --                      --                --               --
  3.295                  --           --                --                      --            10,322           10,274
  3.300                  --           --           662,100                      --                --               --
  3.310              14,304           --            46,355                      --                --               --
  3.345              42,678           --                --                      --                --               --
  3.350                  --           --                --                      --                --               --
  3.360              26,673           --                --                   8,394                --               --
  3.395                  --           --           166,381                      --                --               --
  3.400                  --           --                --                      --                --               --
  3.410                  --           --                --                   3,768             3,782               --
  3.445                  --           --                --                      --                --               --
  3.450                  --           --                --                      --                --               --
  3.460                  --           --                --                      --                --               --
  3.470                  --           --            16,983                      --                --               --
  3.500                  --           --                --                      --                --               --
  3.510                  --           --            24,243                   4,678             2,336               --

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  2.870       $         --     $          --      $         --      $     28,249     $      --      $          --
  2.895                 --                --                --           707,964            --                 --
  2.900             26,090                --                --           458,760       118,535             22,994
  2.910             75,458                --             8,553            11,488        32,194            209,815
  2.920                 --                --                --            75,517            --                 --
  2.945                 --                --                --                --            --             13,925
  2.950              6,336             6,125                --           119,305            --                 --
  2.955                 --                --                --                --            --                 --
  2.960            421,616             4,160                --           241,229         3,992                 --
  2.970              9,038                --                --                --            --             13,708
  2.995                 --                --                --                --            --                 --
  3.000             32,259                --                --                --            --                 --
  3.010            113,191             4,672            26,647                --        37,835            136,226
  3.045             15,396                --                --                --            --                 --
  3.050                 --                --                --             3,755            --             21,537
  3.060             78,630                --               682           418,588        57,158            297,508
  3.070                 --                --                --                --            --                 --
  3.095             19,454                --                --                --        12,966                 --
  3.100                 --                --                --                --            --                 --
  3.110              5,872            41,278             5,714                --            --             10,350
  3.120                 --                --                --                --            --                 --
  3.145                 --             4,137                --                --            --                 --
  3.150                 --                --                --               230         5,245             20,953
  3.160                 --             6,932                --                --            --             20,660
  3.195                 --                --                --                --            --                 --
  3.200                 --                --                --                --            --                 --
  3.210                 --                --                --            43,914            --             29,938
  3.245                 --                --                --                --            --                 --
  3.250                 --                --                --                --            --                 --
  3.255                 --                --                --                --            --                 --
  3.260                 --                --             9,344           231,289         9,085                 --
  3.270                 --                --                --                --            --                 --
  3.295                 --                --                --                --            --                 --
  3.300                 --                --                --                --            --                 --
  3.310              1,435                --                --           135,748            --                 --
  3.345                 --                --                --                --            --                 --
  3.350                 --                --                --                --            --                 --
  3.360             39,424                --                --                --            --                 --
  3.395                 --                --                --                --            --                 --
  3.400                 --                --                --                --            --                 --
  3.410                 --                --             2,461                --            --             11,928
  3.445                 --                --                --                --            --                 --
  3.450                 --                --                --                --            --                 --
  3.460                 --                --                --                --            --                 --
  3.470                 --                --                --                --            --                 --
  3.500                 --                --                --                --            --                 --
  3.510                 --                --                --                --            --                 --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                                      JNL/Salomon
                                               JNL/           JNL/                                                      Brothers
                               JNL/        S&P Managed     S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
                           S&P Managed       Moderate       Moderate          Brothers High      Brothers Strategic     & Quality
                         Growth Portfolio   Portfolio    Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
                         ----------------  ------------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  3.545                  $             --  $         --  $             --  $                 --  $               --  $            --
  3.560                                --            --            59,567                 9,072              43,564               --
  3.610                            39,369            --             8,088                    --                  --               --
  3.650                                --            --                --                    --                  --               --
  3.660                                --            --                --                    --                  --               --
  3.695                                --            --                --                    --                  --               --
  3.700                                --            --                --                    --                  --               --
  3.710                                --            --                --                    --                  --               --
  3.750                                --            --                --                    --                  --               --
  3.760                                --            --                --                    --                  --               --
  3.800                                --            --                --                    --                  --               --
  3.860                                --            --                --                    --                  --               --
  3.895                                --            --                --                    --                  --               --
  3.910                                --            --                --                    --               2,721               --
  4.000                                --            --                --                    --                  --               --

PERSPECTIVE
  Standard Benefit            231,223,824     5,055,853       160,600,856            75,387,903          51,688,495       83,364,877
    Maximum Anniversary
      Value Benefit             1,545,510            --           778,314               194,305              53,580          237,315
    Earnings Protection
      Benefits                  1,526,121            --         1,025,664               229,441             246,927          300,487
    Combined Optional
      Benefits                  2,500,318            --           186,131                   695              26,893           25,792
                         ----------------  ------------  ----------------  --------------------  ------------------  ---------------
        Total            $    938,301,786  $140,108,801  $    759,012,984  $        209,498,579  $      187,198,601  $   168,504,357
                         ================  ============  ================  ====================  ==================  ===============

                              JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
                         Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
                            Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
                         ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  3.545                  $            --  $             --  $             --  $             --  $         --  $              --
  3.560                           79,366                --                --                --         9,548                 --
  3.610                               --            16,362                --                --            --                 --
  3.650                               --                --                --                --            --                 --
  3.660                               --                --                --                --            --                 --
  3.695                               --                --                --                --            --                 --
  3.700                               --                --                --                --            --                 --
  3.710                               --                --                --                --            --                 --
  3.750                               --                --                --                --            --                 --
  3.760                               --                --                --                --            --                 --
  3.800                               --                --                --                --            --                 --
  3.860                               --                --                --                --            --                 --
  3.895                               --                --                --                --            --                 --
  3.910                               --                --                --                --            --              5,639
  4.000                               --                --                --                --            --                 --

PERSPECTIVE
  Standard Benefit           187,273,116       112,714,669       132,400,684        34,895,643    19,493,594        202,550,122
    Maximum Anniversary
      Value Benefit              224,946                --            54,184             3,813        61,895            671,982
    Earnings Protection
      Benefits                   385,772                --           236,641           411,331        44,088            662,905
    Combined Optional
      Benefits                   174,850                --            20,714                --            --             24,685
                         ---------------  ----------------  ----------------  ----------------  ------------  -----------------
        Total            $   371,851,340  $    117,922,159  $    165,960,733  $    129,697,204  $ 79,287,855  $     345,756,304
                         ===============  ================  ================  ================  ============  =================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  1.000                                        $      1,416,885  $       671,353
  1.100                                                   9,264            1,441
  1.150                                              21,936,465       19,071,677
  1.250                                               9,956,716       10,589,964
  1.300                                               7,856,963       11,099,833
  1.350                                                 352,678               --
  1.395                                                      --               --
  1.400                                               5,058,498        8,262,847
  1.420                                                  82,292          152,107
  1.450                                               2,436,695        2,404,938
  1.500                                               8,513,750       10,257,526
  1.545                                               1,513,756        1,584,574
  1.550                                               1,551,218        2,200,131
  1.560                                                 229,124           33,326
  1.570                                                 398,234          767,107
  1.575                                                      --               --
  1.600                                               6,583,088        7,599,436
  1.605                                                      --               --
  1.630                                                  73,426           68,466
  1.645                                                 146,954          523,885
  1.650                                              10,246,280       10,110,140
  1.660                                                 180,225               --
  1.670                                                 134,271          488,782
  1.695                                                 761,914          881,748
  1.700                                               5,418,859        5,269,716
  1.710                                              11,239,320       12,007,010
  1.720                                                 392,029          273,017
  1.725                                                      --               --
  1.745                                                      --               --
  1.750                                               1,569,278        2,483,002
  1.760                                                 201,703          134,147
  1.795                                                 472,888          575,327
  1.800                                               3,355,898        3,705,639
  1.810                                               5,667,411        4,893,170
  1.820                                                 230,156          514,917
  1.825                                                      --               --
  1.845                                                 589,936        1,137,120
  1.850                                               1,211,663        2,196,898
  1.855                                                      --               --
  1.860                                               5,947,831        6,912,712
  1.870                                                  23,254          131,282
  1.880                                                      --               --
  1.895                                                 460,359          818,405
  1.900                                               2,699,702        2,464,473
  1.905                                                      --            6,148
  1.910                                                  43,916          273,901
  1.920                                                 101,820          327,603

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  1.945                                        $        227,533  $       520,435
  1.950                                               1,808,842        2,209,268
  1.955                                                  16,184               --
  1.960                                               3,407,784        3,749,952
  1.970                                                  15,733           89,775
  1.980                                                      --               --
  1.995                                                 455,432          631,867
  2.000                                               2,896,688        1,643,876
  2.005                                                      --               --
  2.010                                                 675,063          749,438
  2.020                                                 177,085          106,678
  2.030                                                      --               --
  2.045                                                 236,479          353,341
  2.050                                               1,572,695        1,650,773
  2.055                                                      --               --
  2.060                                               3,324,971        2,871,366
  2.070                                                  86,566           84,472
  2.080                                                      --               --
  2.095                                                 494,593          794,269
  2.100                                               1,609,336        1,273,096
  2.110                                                 857,286          954,896
  2.120                                                  59,960          100,281
  2.145                                                 278,360          413,720
  2.150                                               1,350,825        1,955,855
  2.155                                                      --               --
  2.160                                               2,305,568        2,061,719
  2.170                                                  35,169           23,868
  2.195                                                 183,091          152,644
  2.200                                                 828,903        1,316,555
  2.205                                                      --               --
  2.210                                               2,524,841        2,170,060
  2.220                                                  81,605           21,795
  2.245                                                  80,815           91,914
  2.250                                                 362,883          541,154
  2.260                                               3,600,104        3,623,682
  2.270                                                  28,842           49,978
  2.280                                                   2,029               --
  2.295                                                  58,480          123,572
  2.300                                                 670,083          485,105
  2.305                                                   9,059               --
  2.310                                                 824,941          510,472
  2.320                                                  11,276            7,530
  2.330                                                      --               --
  2.345                                                  91,906          112,383
  2.350                                                 190,765          426,632
  2.360                                               2,265,136        2,103,589
  2.370                                                  24,606           24,327

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  2.380                                        $             --  $            --
  2.395                                                 200,742          196,362
  2.400                                                 222,357          288,806
  2.405                                                      --            4,319
  2.410                                                 605,657          458,979
  2.420                                                  76,769               --
  2.445                                                 301,747           94,883
  2.450                                                 283,854          325,312
  2.460                                               1,230,671          754,484
  2.470                                                  29,856           49,265
  2.480                                                      --               --
  2.495                                                  41,885           20,014
  2.500                                                 277,259          566,277
  2.505                                                      --               --
  2.510                                                 751,264          788,595
  2.520                                                   8,648               --
  2.545                                                  81,525           65,015
  2.550                                                 143,549          277,995
  2.560                                               1,203,066          344,980
  2.570                                                      --               --
  2.595                                                  68,514           53,096
  2.600                                                 154,548          298,597
  2.605                                                      --               --
  2.610                                                 671,889          658,686
  2.620                                                      --               --
  2.645                                                   5,270               --
  2.650                                                 279,040           78,790
  2.660                                               1,433,655          921,516
  2.670                                                  10,535           71,840
  2.680                                                      --               --
  2.695                                                   7,080            9,980
  2.700                                                   6,753           14,796
  2.710                                                 488,205          574,095
  2.720                                                      --               --
  2.745                                                  13,265           33,699
  2.750                                                  75,949          110,438
  2.755                                                      --               --
  2.760                                                 360,474          232,557
  2.770                                                      --            8,941
  2.795                                                  44,973              312
  2.800                                                  80,784           52,378
  2.805                                                      --               --
  2.810                                                 158,838          529,590
  2.820                                                      --               --
  2.845                                                   7,158           32,745
  2.850                                                  30,940           30,917
  2.860                                                  46,119           38,312

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  2.870                                           $          --     $         --
  2.895                                                   5,112           43,497
  2.900                                                  30,600           23,550
  2.910                                                 191,291          300,379
  2.920                                                      --               --
  2.945                                                  54,259               --
  2.950                                                  25,523           18,004
  2.955                                                      --               --
  2.960                                                 276,948          330,214
  2.970                                                   9,778           13,476
  2.995                                                      --               --
  3.000                                                      --               --
  3.010                                                  70,374          100,390
  3.045                                                  17,397           15,940
  3.050                                                  22,665           20,996
  3.060                                                 186,251          574,491
  3.070                                                      --               --
  3.095                                                   9,742           12,977
  3.100                                                      --               --
  3.110                                                  31,507           12,219
  3.120                                                      --               --
  3.145                                                      --               --
  3.150                                                  20,608           20,836
  3.160                                                  26,247               --
  3.195                                                      --               --
  3.200                                                      --               --
  3.210                                                      --           35,752
  3.245                                                      --               --
  3.250                                                      --               --
  3.255                                                      --               --
  3.260                                                   3,758           18,382
  3.270                                                      --               --
  3.295                                                      --               --
  3.300                                                      --               --
  3.310                                                      --               --
  3.345                                                      --               --
  3.350                                                      --               --
  3.360                                                  25,415            4,399
  3.395                                                      --               --
  3.400                                                      --               --
  3.410                                                   4,052           11,787
  3.445                                                      --               --
  3.450                                                      --               --
  3.460                                                      --               --
  3.470                                                      --               --
  3.500                                                      --               --
  3.510                                                      --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  3.545                                          $           --     $         --
  3.560                                                      --            9,477
  3.610                                                      --               --
  3.650                                                      --               --
  3.660                                                      --               --
  3.695                                                      --               --
  3.700                                                      --               --
  3.710                                                      --               --
  3.750                                                      --               --
  3.760                                                      --               --
  3.800                                                      --               --
  3.860                                                      --               --
  3.895                                                      --               --
  3.910                                                   2,803            8,409
  4.000                                                      --               --

 PERSPECTIVE
  Standard Benefit                                  216,262,481       78,928,732
    Maximum Anniversary
      Value Benefit                                     651,161          419,938
    Earnings Protection
      Benefits                                          592,617          883,844
    Combined Optional
      Benefits                                           39,829           63,019
                                               ----------------  ---------------
        Total                                    $  380,759,492     $254,751,384
                                               ================  ===============



JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2005 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                       Fifth             Fifth Third            Fifth           Fifth Third       JNL/AIM Large
                                  Third Balanced      Disciplined Value     Third Mid Cap     Quality Growth       Cap Growth
                                 VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)  VIP Portfolio (b)    Portfolio (a)
                                 -----------------    -----------------   -----------------  -----------------    -------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   11.782942       $   14.710224       $   15.216546       $    6.823488       $   10.722972
   Total Return *                         -0.53%               2.88%               6.32%               2.53%               3.30%
   Ratio of Expenses **                    2.41%               3.41%               3.41%               3.41%               3.75%

Period ended December 31, 2004

   Unit Value                     $   11.845398       $   14.298550       $   14.311708       $    6.655426       $   10.380847
   Total Return *                          3.49%***            7.80%***            5.24%***            3.96%***            4.65%***
   Ratio of Expenses **                    2.41%               3.41%               3.41%               3.41%               3.75%

Period ended December 31, 2003

   Unit Value                               n/a                 n/a                 n/a                 n/a       $    9.979643
   Total Return *                           n/a                 n/a                 n/a                 n/a                2.79%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                2.91%

Period ended December 31, 2002

   Unit Value                               n/a                 n/a                 n/a                 n/a       $    7.935282
   Total Return *                           n/a                 n/a                 n/a                 n/a                1.99%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                2.55%

Period ended December 31, 2001

   Unit Value                               n/a                 n/a                 n/a                 n/a       $   10.179667
   Total Return *                           n/a                 n/a                 n/a                 n/a                1.80%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                1.60%


                                        JNL/AIM             JNL/AIM        JNL/AIM Small                           JNL/Alliance
                                    Premier Equity        Real Estate       Cap Growth            JNL/Alger       Capital Growth
                                  II Portfolio (a)(c)    Portfolio (d)     Portfolio (a)      Growth Portfolio     Portfolio (e)
                                  -------------------    -------------     -------------      -----------------   --------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                               n/a          $   11.415702     $   11.709139       $   15.676069      $    9.003366
   Total Return *                           n/a                   0.00%             4.75%               8.51%              1.57%
   Ratio of Expenses **                     n/a                   3.71%             3.45%               3.45%              3.06%

Period ended December 31, 2004

   Unit Value                     $    8.913242                    n/a     $   11.177826       $   14.447148      $    8.456116
   Total Return *                         -2.62%                   n/a              2.35%***            0.32%***           4.81%***
   Ratio of Expenses **                    2.80%                   n/a              3.45%               3.45%              3.75%

Period ended December 31, 2003

   Unit Value                     $    9.153284                    n/a     $   10.957129       $   14.885250      $    8.673622
   Total Return *                          3.58%***                n/a              9.40%***            9.75%***           1.76%***
   Ratio of Expenses **                    2.80%                   n/a              2.91%               2.91%              2.91%

Period ended December 31, 2002

   Unit Value                     $    7.696877                    n/a     $    8.182448       $   11.625507      $    7.309474
   Total Return *                         -3.18%***                n/a             -4.39%***           -0.56%***         -11.03%***
   Ratio of Expenses **                    2.55%                   n/a              2.55%               2.55%              2.55%

Period ended December 31, 2001

   Unit Value                     $   10.132618                    n/a     $   10.882467       $   10.172867      $   10.078526
   Total Return *                          1.33%***                n/a              8.82%***            1.73%***           0.79%***
   Ratio of Expenses **                    1.50%                   n/a              1.70%               1.70%              1.70%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005.

(e)  For 2005, the period is from January 1, 2005 through acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                        Fifth             Fifth Third            Fifth            Fifth Third      JNL/AIM Large
                                   Third Balanced      Disciplined Value     Third Mid Cap      Quality Growth      Cap Growth
                                  VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)   VIP Portfolio (b)   Portfolio (a)
                                  -----------------    -----------------   -----------------   -----------------   ---------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   12.275947        $    15.852385      $  16.397673        $   7.589596        $   12.026701
   Total Return *                          0.75%                 5.12%             8.64%               4.76%                6.17%
   Ratio of Expenses **                    1.25%                 1.25%             1.25%               1.25%                1.00%

Period ended December 31, 2004

   Unit Value                     $   12.183991        $    15.080382      $  15.093897        $   7.244899        $   11.327999
   Total Return *                          4.71%***             11.92%***          6.22%***            3.68%***             7.15%***
   Ratio of Expenses **                    1.25%                 1.25%             1.25%               1.25%                1.00%

Period ended December 31, 2003

   Unit Value                               n/a                   n/a               n/a                 n/a        $   10.368162
   Total Return *                           n/a                   n/a               n/a                 n/a                28.54%
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.15%

Period ended December 31, 2002

   Unit Value                               n/a                   n/a               n/a                 n/a        $    8.066239
   Total Return *                           n/a                   n/a               n/a                 n/a               -24.74%***
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.15%

Period ended December 31, 2001

   Unit Value                               n/a                   n/a               n/a                 n/a        $   10.943639
   Total Return *                           n/a                   n/a               n/a                 n/a                 9.44%***
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.40%



                                          JNL/AIM             JNL/AIM       JNL/AIM Small                           JNL/Alliance
                                      Premier Equity        Real Estate      Cap Growth            JNL/Alger       Capital Growth
                                    II Portfolio (a)(c)    Portfolio (d)    Portfolio (a)      Growth Portfolio    Portfolio (e)
                                    -------------------    -------------   -----------------   -----------------   --------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                     n/a     $   11.622681    $    12.968937      $     20.132698      $  10.457157
   Total Return *                                 n/a              8.19%             7.34%               11.19%             3.52%
   Ratio of Expenses **                           n/a              1.00%             1.00%                1.00%             1.15%

Period ended December 31, 2004

   Unit Value                       $        9.289106               n/a    $    12.081613      $     18.106523      $  10.101441
   Total Return *                               -2.09%              n/a              3.13%***            -2.18%***          5.09%
   Ratio of Expenses **                          1.15%              n/a              1.00%                1.00%             1.15%

Period ended December 31, 2003

   Unit Value                       $        9.487409               n/a    $    11.382319      $     17.200539      $   9.611899
   Total Return *                               21.26%              n/a             36.85%               33.74%            22.89%
   Ratio of Expenses **                          1.15%              n/a              1.15%                1.15%             1.15%

Period ended December 31, 2002

   Unit Value                       $        7.824266               n/a    $     8.317290      $     12.861002      $   7.821585
   Total Return *                              -25.09%***           n/a            -25.17%***           -28.91%***        -26.52%***
   Ratio of Expenses **                          1.15%              n/a              1.15%                1.15%             1.15%

Period ended December 31, 2001

   Unit Value                       $       11.023327               n/a    $    11.572006      $     19.411734      $   6.706400
   Total Return *                               10.23%***           n/a             15.72%***           -13.19%           -15.77%
   Ratio of Expenses **                          1.40%              n/a              1.40%                1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005. (e) For 2005, the period is from
     January 1, 2005 through acquisition April 28, 2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           Fifth             Fifth Third            Fifth             Fifth Third     JNL/AIM Large
                                      Third Balanced      Disciplined Value     Third Mid Cap       Quality Growth     Cap Growth
                                     VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)    VIP Portfolio (b)  Portfolio (a)
                                     -----------------    -----------------   -----------------    -----------------  -------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)         $      139           $    6,339          $    2,722           $    5,255         $   77,265
   Units Outstanding (in thousands)          11                  406                 169                  709              6,605
   Investment Income Ratio *               1.68%                1.35%               0.10%                0.03%              0.04%

Period ended December 31, 2004

   Net Assets (in thousands)         $      123           $    3,841          $    1,691           $    3,316         $   63,173
   Units Outstanding (in thousands)          10                  257                 113                  466              5,689
   Investment Income Ratio *               0.64%                0.50%               0.00%                0.00%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $   33,754
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a              3,286
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $    6,522
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a                812
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $      457
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a                 42
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%


                                            JNL/AIM              JNL/AIM         JNL/AIM Small                         JNL/Alliance
                                        Premier Equity         Real Estate        Cap Growth          JNL/Alger       Capital Growth
                                      II Portfolio (a)(c)     Portfolio (d)      Portfolio (a)    Growth Portfolio     Portfolio (e)
                                      -------------------     -------------      -------------    ----------------    --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                n/a               $  23,177          $  45,043         $ 157,540          $      --
   Units Outstanding (in thousands)         n/a                   2,005              3,570             8,153                 --
   Investment Income Ratio *                n/a                    0.00%              0.00%             0.10%              0.04%

Period ended December 31, 2004

   Net Assets (in thousands)          $      --                     n/a          $  39,024         $ 165,724          $  30,756
   Units Outstanding (in thousands)          --                     n/a              3,293             9,468              4,136
   Investment Income Ratio *               0.14%                    n/a               0.00%             0.01%              0.21%

Period ended December 31, 2003

   Net Assets (in thousands)          $   9,600                     n/a          $  40,305         $ 191,213          $  43,021
   Units Outstanding (in thousands)       1,022                     n/a              3,572            11,287              6,242
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)          $   4,773                     n/a          $  12,081         $ 143,546          $  25,761
   Units Outstanding (in thousands)         614                     n/a              1,459            11,267              5,111
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)          $     821                     n/a          $   1,812         $ 287,298          $  31,784
   Units Outstanding (in thousands)          75                     n/a                157            14,810              4,723
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.06%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005.

(e)  For 2005, the period is from January 1, 2005 through acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                    JNL/Franklin
                                                          JNL/Eagle          JNL/FMR             JNL/FMR              Templeton
                                    JNL/Eagle Core         SmallCap          Balanced             Capital             Small Cap
                                   Equity Portfolio    Equity Portfolio      Portfolio         Growth Portfolio  Value Portfolio (c)
                                   ----------------    ----------------    ---------------     ----------------  -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  14.549938        $  15.669951        $   9.626865        $  17.386172        $  10.747716
   Total Return *                         -0.07%              -0.24%               5.93%               2.41%               0.89%
   Ratio of Expenses **                    3.40%               3.91%               3.86%               3.61%               3.91%

Period ended December 31, 2004

   Unit Value                      $  14.560445        $  16.580951        $   9.087874        $  17.242370                 n/a
   Total Return *                          8.80%***           14.09%***            6.75%***            8.76%***             n/a
   Ratio of Expenses **                    3.40%               3.40%               3.86%               3.45%                n/a

Period ended December 31, 2003

   Unit Value                      $  14.684021        $  14.965423        $   8.938991        $  15.862021                 n/a
   Total Return *                          4.67%***            3.95%***            5.61%***           14.66%***             n/a
   Ratio of Expenses **                    2.91%               2.91%               2.91%               2.90%                n/a

Period ended December 31, 2002

   Unit Value                      $  12.428983        $  11.260062        $   8.175679        $  12.363416                 n/a
   Total Return *                        -20.41%***           -3.06%***           -8.63%***           -1.48%***             n/a
   Ratio of Expenses **                    2.55%               2.55%               2.55%               2.55%                n/a

Period ended December 31, 2001

   Unit Value                      $  10.135060        $  10.969787        $   9.940104        $  10.149811                 n/a
   Total Return *                          1.35%***            9.70%***           -0.60%***            1.50%***             n/a
   Ratio of Expenses **                    1.70%               1.70%               1.70%               1.70%                n/a



                                 JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                      Mid Cap         International       International           Mid Cap             Small Cap
                               Value Portfolio (c)  Equity Portfolio   Value Portfolio (b)  Value Portfolio (a)  Value Portfolio (a)
                               -------------------  ----------------   -------------------  -------------------  -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $  11.098693       $  11.267140       $  10.051067         $  15.559998           $  12.861470
   Total Return *                        -0.85%              3.64%              4.81%                4.96%                  1.11%
   Ratio of Expenses **                   3.91%              3.91%              3.91%                3.61%                  3.45%

Period ended December 31, 2004

   Unit Value                              n/a       $  11.064433       $   8.911939         $  14.824692           $  12.720310
   Total Return *                          n/a               9.87%***          16.07%***            10.40%***               8.52%***
   Ratio of Expenses **                    n/a               3.45%              3.75%                3.61%                  3.45%

Period ended December 31, 2003

   Unit Value                              n/a       $  10.270368       $   7.930736         $  12.837923           $  11.777425
   Total Return *                          n/a               6.68%***           8.84%***             9.89%***               9.01%***
   Ratio of Expenses **                    n/a               2.96%              2.91%                2.91%                  2.91%

Period ended December 31, 2002

   Unit Value                              n/a       $   8.492644       $   6.003411         $  10.434434           $   8.887344
   Total Return *                          n/a               5.08%***           0.41%***            -7.39%***             -10.10%***
   Ratio of Expenses **                    n/a               2.55%             2.395%                2.55%                  2.55%

Period ended December 31, 2001

   Unit Value                              n/a       $  10.185585                n/a         $  10.591267           $  10.735826
   Total Return *                          n/a               1.86%***            n/a                 5.91%***               7.36%***
   Ratio of Expenses **                    n/a               1.70%               n/a                 1.70%                  1.60%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                 JNL/Franklin
                                                         JNL/Eagle          JNL/FMR           JNL/FMR              Templeton
                                   JNL/Eagle Core         SmallCap          Balanced             Capital           Small Cap
                                  Equity Portfolio    Equity Portfolio      Portfolio        Growth Portfolio  Value Portfolio (c)
                                  ----------------    ----------------    ------------       ----------------  -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                    $  18.185242         $  20.537083       $  11.320907        $  22.949895       $  10.946232
   Total Return *                         2.35%                1.50%              9.00%               5.11%              7.60%
   Ratio of Expenses **                   1.00%                1.00%              1.00%               1.00%              1.15%

Period ended December 31, 2004

    Unit Value                    $  17.767948         $  20.232962       $  10.386549        $  21.834409                n/a
   Total Return *                         3.82%***            17.62%              6.66%***           16.82%               n/a
   Ratio of Expenses **                   1.00%                1.00%              1.00%               1.00%               n/a

Period ended December 31, 2003

    Unit Value                    $  16.695529         $  17.202438       $   9.535089        $  18.690119                n/a
   Total Return *                        23.12%               13.51%***          12.43%              11.45%***            n/a
   Ratio of Expenses **                   1.15%                1.00%              1.15%               1.00%               n/a

Period ended December 31, 2002

   Unit Value                     $  13.560918         $  12.297205       $   8.480604        $  13.758252                n/a
   Total Return *                       -17.84%***           -22.60%***          -5.65%***          -22.79%***            n/a
   Ratio of Expenses **                   1.15%                1.15%              1.15%               1.15%               n/a

Period ended December 31, 2001

   Unit Value                     $  16.887707         $  15.391211       $   9.199663        $  15.051709                n/a
   Total Return *                       -11.12%                9.41%             -5.83%             -41.03%               n/a
   Ratio of Expenses **                   1.40%                1.40%              1.40%               1.40%               n/a



                                 JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                      Mid Cap         International       International           Mid Cap             Small Cap
                               Value Portfolio (c)  Equity Portfolio   Value Portfolio (b)  Value Portfolio (a)  Value Portfolio (a)
                               -------------------  ----------------   -------------------  -------------------  -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                  $  11.303526         $  15.355109       $  12.626277         $  19.090166        $  15.583063
   Total Return *                      10.14%                9.59%             17.39%               10.69%               3.61%
   Ratio of Expenses **                 1.15%                1.00%              1.00%                1.00%               1.00%

Period ended December 31, 2004

    Unit Value                           n/a         $  14.011462       $  10.755922         $  17.540416        $  15.040034
   Total Return *                        n/a                15.18%             21.32%               23.29%              14.23%
   Ratio of Expenses **                  n/a                 1.00%              1.00%                1.15%               1.00%

Period ended December 31, 2003

    Unit Value                           n/a         $  12.164594       $   8.865871         $  14.226593        $  13.166191
   Total Return *                        n/a                16.60%***          42.58%***            27.42%              16.50%***
   Ratio of Expenses **                  n/a                 1.00%              1.00%                1.15%               1.00%

Period ended December 31, 2002

   Unit Value                            n/a         $   9.450867       $   6.376038         $  11.165350        $   9.509779
   Total Return *                        n/a               -22.02%***           0.86%***           -15.82%***          -18.23%***
   Ratio of Expenses **                  n/a                 1.15%              1.15%                1.15%               1.15%

Period ended December 31, 2001

   Unit Value                            n/a         $  11.690454                n/a         $  11.201260        $  11.428479
   Total Return *                        n/a               -21.40%               n/a                12.01%***           14.28%***
   Ratio of Expenses **                  n/a                 1.40%               n/a                 1.40%               1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           JNL/Eagle        JNL/FMR           JNL/FMR        JNL/Franklin Templeton
                                    JNL/Eagle Core         SmallCap         Balanced          Capital              Small Cap
                                    Equity Portfolio   Equity Portfolio     Portfolio     Growth Portfolio     Value Portfolio(c)
                                    ----------------   ----------------   -------------   ----------------   ----------------------
PORTFOLIO DATA
Period ended December 31, 2005

 Net Assets (in thousands)          $    80,193        $    80,053        $   118,850      $   120,214        $    12,193
 Units Outstanding (in thousands)         4,663              4,181             10,813            6,834              1,120
 Investment Income Ratio *                 0.87%              0.00%              0.01%            0.27%              0.00%

Period ended December 31, 2004

 Net Assets (in thousands)          $    84,921        $    92,613        $    97,768      $   136,152                n/a
 Units Outstanding (in thousands)         5,023              4,880              9,610            8,176                n/a
 Investment Income Ratio *                 0.74%              0.00%              1.33%            0.00%               n/a

Period ended December 31, 2003

 Net Assets (in thousands)          $    80,208        $    81,155        $    85,632      $   141,533                n/a
 Units Outstanding (in thousands)         4,960              5,010              9,046            9,962                n/a
 Investment Income Ratio *                 0.76%              0.00%              1.59%            0.00%               n/a

Period ended December 31, 2002

 Net Assets (in thousands)          $    55,566        $    60,051        $    57,817      $   121,683                n/a
 Units Outstanding (in thousands)         4,214              5,120              6,823           11,559                n/a
 Investment Income Ratio *                 0.72%              0.00%              2.26%            0.00%               n/a

Period ended December 31, 2001

 Net Assets (in thousands)          $    73,384        $    84,569        $    55,450      $   239,280                n/a
 Units Outstanding (in thousands)         4,353              5,502              6,024           15,905                n/a
 Investment Income Ratio *                 0.49%              0.00%              2.86%            0.00%               n/a




                                   JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                        Mid Cap        International      International           Mid Cap             Small Cap
                                  Value Portfolio (c) Equity Portfolio  Value Portfolio (b)  Value Portfolio (a)  Value Portfolio(a)
                                  ------------------- ----------------  -------------------  -------------------  ------------------
PORTFOLIO DATA
Period ended December 31, 2005

 Net Assets (in thousands)        $        22,285     $       88,044    $           116,828   $           162,241  $      121,325
 Units Outstanding (in thousands)           1,978              6,119                  9,007                 9,282           8,217
 Investment Income Ratio *                   0.00%              1.75%                  0.45%                10.23%           5.37%

Period ended December 31, 2004

 Net Assets (in thousands)                    n/a     $       78,422    $            72,980   $           133,657  $      112,999
 Units Outstanding (in thousands)             n/a              5,920                  6,276                 8,272           7,838
 Investment Income Ratio *                    n/a               1.27%                  1.42%                 0.18%           0.05%

Period ended December 31, 2003

 Net Assets (in thousands)                    n/a     $       81,746    $            24,675   $            66,277  $       77,708
 Units Outstanding (in thousands)             n/a              7,056                  2,413                 5,061           6,102
 Investment Income Ratio *                    n/a               1.69%                  4.47%                 0.29%           0.00%

Period ended December 31, 2002

 Net Assets (in thousands)                    n/a     $       66,508    $               438   $            29,045  $       28,814
 Units Outstanding (in thousands)             n/a              7,270                     56                 2,917           3,091
 Investment Income Ratio *                    n/a               0.92%                  3.79%                 0.47%           0.00%

Period ended December 31, 2001

 Net Assets (in thousands)                    n/a     $       87,535                    n/a   $             1,210  $        1,848
 Units Outstanding (in thousands)             n/a              7,492                    n/a                   108             162
 Investment Income Ratio *                    n/a               0.68%                   n/a                  0.93%           0.22%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                       JNL/MCM
                                                         JNL/MCM              JNL/MCM              JNL/MCM            Enhanced
                                     JNL/MCM           Bond Index         Communications       Consumer Brands      S&P 500 Stock
                                  25 Portfolio        Portfolio (a)      Sector Portfolio     Sector Portfolio   Index Portfolio (b)
                                  ------------        -------------      ----------------     ----------------   -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   9.711698        $  10.106316        $   4.041766        $   9.128653       $   7.298669
   Total Return *                        -6.73%              -0.30%              -2.22%              -3.04%              0.37%
   Ratio of Expenses **                   4.00%              3.910%               3.21%               3.56%              3.80%

Period ended December 31, 2004

   Unit Value                     $  10.411974        $  10.322773        $   4.133508        $   9.884514       $   7.272051
   Total Return *                        11.69%***            0.53%***           11.05%***            6.32%***           4.45%***
   Ratio of Expenses **                   4.00%              3.895%               3.21%               3.21%              3.80%

Period ended December 31, 2003

   Unit Value                     $   9.216104        $  10.560119        $   3.743377        $   9.568389       $   7.074361
   Total Return *                        34.74%***            0.01%***            7.05%***            3.87%***           6.95%***
   Ratio of Expenses **                   3.20%               2.90%               2.51%               2.51%              2.91%

Period ended December 31, 2002

   Unit Value                     $   7.327916        $  10.593579        $   4.572431        $   9.287579       $   5.716209
   Total Return *                       -14.46%***            4.62%***          -46.46%              -7.44%             -0.63%***
   Ratio of Expenses **                   2.55%               2.55%               1.60%               1.60%              2.55%

Period ended December 31, 2001

   Unit Value                     $  10.106589                 n/a        $   8.540138        $  10.033840                n/a
   Total Return *                         1.07%***             n/a              -14.60%***            0.34%***            n/a
   Ratio of Expenses **                   1.60%                n/a                1.60%               1.60%               n/a


                                     JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                    Financial           Global             Healthcare         International          JNL 5
                                 Sector Portfolio     15 Portfolio       Sector Portfolio   Index Portfolio (a)   Portfolio (c)
                                 ----------------     ------------       ----------------   -------------------   -------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $  11.017663        $  10.845521        $   9.963495        $  13.767148        $  11.570828
   Total Return *                         7.04%               5.88%               5.18%               8.99%               7.65%
   Ratio of Expenses **                   3.61%               4.00%               3.56%              3.895%              3.695%

Period ended December 31, 2004

   Unit Value                     $  11.007919        $  10.243321        $   9.693345        $  12.631192        $  10.865550
   Total Return *                         7.90%***           21.26%***       -0.43%***               12.88%***            3.95%***
   Ratio of Expenses **                   3.21%               4.00%               3.41%              3.895%              3.095%

Period ended December 31, 2003

   Unit Value                     $  10.336726        $   8.625915        $  10.077613        $  11.194379                 n/a
   Total Return *                         3.01%***           36.34%***            2.91%***            9.54%***             n/a
   Ratio of Expenses **                   2.51%               3.20%               2.51%               2.96%                n/a

Period ended December 31, 2002

   Unit Value                     $   7.851446        $   6.843038        $   6.804344        $   8.431609                 n/a
   Total Return *                       -15.42%             -15.17%***          -31.72%             -16.41%***             n/a
   Ratio of Expenses **                   1.60%               2.55%               1.60%               2.55%                n/a

Period ended December 31, 2001

   Unit Value                     $   9.283242        $   9.985637        $   9.966043                 n/a                 n/a
   Total Return *                        -7.17%***           -0.14%***           -0.34%***             n/a                 n/a
   Ratio of Expenses **                   1.60%               1.60%               1.60%                n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                      JNL/MCM
                                                            JNL/MCM            JNL/MCM            JNL/MCM            Enhanced
                                        JNL/MCM           Bond Index       Communications     Consumer Brands      S&P 500 Stock
                                     25 Portfolio        Portfolio (a)    Sector Portfolio   Sector Portfolio   Index Portfolio (b)
                                     ------------        -------------    ----------------   ----------------   -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                       $  11.799121        $  11.340550       $   4.634201        $  10.781848        $   8.786572
   Total Return *                          -3.89%               0.84%             -0.14%              -0.10%               3.21%
   Ratio of Expenses **                     1.00%               1.00%              1.10%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                       $  12.277074        $  11.246377       $   4.640711        $  11.068600        $   8.513429
   Total Return *                          20.69%               1.04%***          -0.23%***            8.83%              10.16%
   Ratio of Expenses **                     1.00%               1.00%              1.10%               1.15%               1.00%

Period ended December 31, 2003

   Unit Value                       $  10.172779        $  10.927761       $   3.934696        $  10.170973        $   7.728089
   Total Return *                          33.64%***            1.79%             31.17%               1.85%***           12.01%***
   Ratio of Expenses **                     1.00%               1.15%              1.40%               1.15%               1.00%

Period ended December 31, 2002

   Unit Value                       $   7.694899        $  10.735815       $   2.999411        $   8.436548        $   6.014019
   Total Return *                         -20.90%***            7.85%***         -46.35%              -7.25%             -20.27%***
   Ratio of Expenses **                     1.15%               1.15%              1.40%               1.40%               1.15%

Period ended December 31, 2001

   Unit Value                       $   8.758260                 n/a       $   5.590939        $   9.096229                 n/a
   Total Return *                          12.64%                n/a             -48.19%              -9.91%                n/a
   Ratio of Expenses **                     1.40%                n/a               1.40%               1.40%                n/a





                                        JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                       Financial           Global           Healthcare         International           JNL 5
                                   Sector Portfolio     15 Portfolio     Sector Portfolio   Index Portfolio (a)    Portfolio (c)
                                   ----------------     ------------     ----------------   -------------------    -------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                       $  12.930662        $  13.176756       $  11.767904        $  15.438331        $  11.963532
   Total Return *                           4.90%               9.09%              8.74%              12.19%              -0.31%
   Ratio of Expenses **                     1.15%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                       $  12.326584        $  12.078281       $  10.984570        $  13.761360        $  10.917908
   Total Return *                          12.19%              26.84%              0.67%***           18.30%               2.51%***
   Ratio of Expenses **                     1.15%               1.00%              1.10%               1.00%               1.10%

Period ended December 31, 2003

   Unit Value                       $  10.987648        $   9.522624       $  10.712278        $  11.632574                 n/a
   Total Return *                           1.39%***           32.47%***           2.97%***           31.43%***             n/a
   Ratio of Expenses **                     1.15%               1.00%              1.15%               1.00%                n/a

Period ended December 31, 2002

   Unit Value                       $   8.265111        $   7.185739       $   8.369873        $   8.543937                 n/a
   Total Return *                         -15.25%             -19.91%***         -31.59%             -12.50%***             n/a
   Ratio of Expenses **                     1.40%               1.15%              1.40%               1.15%                n/a

Period ended December 31, 2001

   Unit Value                       $   9.752820        $   8.381633       $  12.234507                 n/a                 n/a
   Total Return *                         -12.79%              -2.07%             -8.14%                n/a                 n/a
   Ratio of Expenses **                     1.40%               1.40%              1.40%                n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                     JNL/MCM
                                                           JNL/MCM             JNL/MCM            JNL/MCM           Enhanced
                                          JNL/MCM        Bond Index        Communications     Consumer Brands     S&P 500 Stock
                                       25 Portfolio     Portfolio (a)     Sector Portfolio   Sector Portfolio  Index Portfolio (b)
                                       ------------     -------------     ----------------   ----------------  -------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $  547,728        $  169,206        $   12,982        $   17,930        $   51,576
   Units Outstanding (in thousands)        48,527            15,411             2,866             1,727             5,773
   Investment Income Ratio *                 0.00%             2.91%             9.45%             1.73%             5.94%

Period ended December 31, 2004

   Net Assets (in thousands)           $  411,612        $  111,204        $   16,654        $   14,748        $   58,425
   Units Outstanding (in thousands)        34,713            10,126             3,666             1,356             6,653
   Investment Income Ratio *                 0.00%             0.39%             0.01%             0.00%             0.36%

Period ended December 31, 2003

   Net Assets (in thousands)           $  164,718        $   45,891        $    8,250        $   10,758        $   35,786
   Units Outstanding (in thousands)        16,593             4,248             2,070             1,067             4,316
   Investment Income Ratio *                 0.00%             2.90%             0.00%             0.00%             0.56%

Period ended December 31, 2002

   Net Assets (in thousands)           $   37,494        $   12,446        $    6,113        $    9,465        $    6,939
   Units Outstanding (in thousands)         4,921             1,168             2,009             1,118             1,108
   Investment Income Ratio *                 0.00%             8.39%             0.00%             0.00%             0.10%

Period ended December 31, 2001

   Net Assets (in thousands)           $    8,406               n/a        $   10,464        $    8,009               n/a
   Units Outstanding (in thousands)           956               n/a             1,859               879               n/a
   Investment Income Ratio *                 0.00%              n/a              0.00%             0.00%              n/a



                                           JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                          Financial            Global            Healthcare        International          JNL 5
                                      Sector Portfolio      15 Portfolio      Sector Portfolio  Index Portfolio (a)   Portfolio (c)
                                      ----------------      ------------      ----------------  -------------------   -------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)              $    37,388        $   639,572      $    73,969        $   270,319          $ 1,178,139
   Units Outstanding (in thousands)             2,987             50,759            6,571             17,823               99,440
   Investment Income Ratio *                     1.82%              0.00%            0.84%              2.95%                0.05%

Period ended December 31, 2004

   Net Assets (in thousands)              $    28,505        $   395,535      $    39,865        $   162,270          $    81,383
   Units Outstanding (in thousands)             2,369             33,886            3,742             11,867                7,460
   Investment Income Ratio *                     0.07%              0.00%            0.00%              0.13%                0.60%

Period ended December 31, 2003

   Net Assets (in thousands)              $    17,929        $   141,341      $    23,580        $    59,006                  n/a
   Units Outstanding (in thousands)             1,654             15,206            2,248              5,039                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%              2.51%                 n/a

Period ended December 31, 2002

   Net Assets (in thousands)              $    14,179        $    30,518      $    18,282        $     8,582                  n/a
   Units Outstanding (in thousands)             1,718              4,289            2,205              1,002                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%              6.09%                 n/a

Period ended December 31, 2001

   Net Assets (in thousands)              $    15,911        $     8,075      $    24,492                n/a                  n/a
   Units Outstanding (in thousands)             1,633                960            2,013                n/a                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%               n/a                  n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                    JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM               JNL/MCM
                                  Nasdaq(R) 15       Oil & Gas          S&P 400 MidCap           S&P 500             Select Small
                                 Portfolio (c)    Sector Portfolio   Index Portfolio (a)    Index Portfolio (a)     Cap Portfolio
                                --------------    ----------------   -------------------    -------------------     --------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                   $    10.289532     $    19.986224       $    12.869369         $     9.802793       $  16.761938
   Total Return *                         1.68%             -7.10%                7.71%                  0.40%              4.66%
   Ratio of Expenses **                   3.61%              3.91%               3.895%                 3.895%              4.00%

Period ended December 31, 2004

   Unit Value                   $    10.787801     $    15.647043       $    11.947627         $     9.763928       $  16.015281
   Total Return *                         1.94%***          15.27%***             8.47%***               5.24%***          14.87%***
   Ratio of Expenses **                   3.15%              3.41%               3.895%                 3.895%              4.00%

Period ended December 31, 2003

   Unit Value                              n/a     $    12.795057       $    10.927268         $     9.394300       $  15.348024
   Total Return *                          n/a               4.35%***             3.34%***               4.74%***          37.33%***
   Ratio of Expenses **                    n/a               2.21%                2.96%                  2.96%             3.200%

Period ended December 31, 2002

   Unit Value                              n/a     $     8.837502       $     8.398081         $     7.601826       $  10.950660
   Total Return *                          n/a             -5.04%               -12.81%***             -11.94%***         -10.76%***
   Ratio of Expenses **                    n/a               1.60%                2.55%                  2.55%              2.55%

Period ended December 31, 2001

   Unit Value                              n/a     $     9.306743                  n/a                    n/a       $   9.699679
   Total Return *                          n/a              -6.93%***              n/a                    n/a              -3.00%***
   Ratio of Expenses **                    n/a               1.60%                 n/a                    n/a               1.60%




                                  JNL/MCM              JNL/MCM             JNL/MCM             JNL/MCM                JNL/MCM
                               Small Cap Index        Technology          The Dow(SM)           Dow(SM)                S&P(R)
                                Portfolio (a)      Sector Portfolio     5 Portfolio (b)      10 Portfolio           10 Portfolio
                               ---------------     ----------------     ---------------     --------------         --------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                   $    12.275325       $     4.989541                n/a      $     7.567178         $  11.424088
   Total Return *                         0.25%                0.00%               n/a               -9.36%               31.89%
   Ratio of Expenses **                  3.895%                3.71%               n/a                4.00%                4.00%

Period ended December 31, 2004

   Unit Value                   $    12.244585       $     5.197926     $     8.999041      $     8.348810         $   8.661826
   Total Return *                         9.54%***             1.14%***          -3.55%               7.70%***            15.39%***
   Ratio of Expenses **                  3.895%                3.21%              1.60%               4.00%                4.00%

Period ended December 31, 2003

   Unit Value                   $    11.042704       $     5.476582     $     9.330596      $     8.757884         $   7.942574
   Total Return *                         3.12%***             3.62%***          17.65%              28.70%***            16.27%***
   Ratio of Expenses **                   2.96%                2.51%              1.60%             3.2000%                3.20%

Period ended December 31, 2002

   Unit Value                   $     7.827609       $     5.639598     $     7.930959      $     7.355307         $   7.053485
   Total Return *                       -17.20%***           -38.20%            -13.40%              -8.82%***           -21.32%***
   Ratio of Expenses **                   2.55%                1.60%              1.60%               2.55%                2.55%

Period ended December 31, 2001

   Unit Value                              n/a       $     9.125464     $     9.157806      $     9.429791         $   8.347564
   Total Return *                          n/a                -8.75%***          -8.42%***           -5.70%***           -16.52%***
   Ratio of Expenses **                    n/a                 1.60%              1.60%               1.60%                1.60%


*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                      JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                    Nasdaq(R) 15       Oil & Gas          S&P 400 MidCap           S&P 500            Select Small
                                   Portfolio (c)    Sector Portfolio   Index Portfolio (a)    Index Portfolio (a)    Cap Portfolio
                                  --------------    ----------------   -------------------    -------------------   --------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                    $    10.614405    $   24.148719       $    14.431578        $    10.992756        $ 20.364977
   Total Return *                          -2.09%           35.51%               10.87%                 3.34%              7.84%
   Ratio of Expenses **                     1.10%            1.00%                1.00%                 1.00%              1.00%

Period ended December 31, 2004

    Unit Value                    $    10.841214    $   17.733168       $    13.016647        $    10.637567        $ 18.884179
   Total Return *                          -0.85%***        -0.66%***            14.63%                 8.97%             11.46%
   Ratio of Expenses **                     1.10%            1.10%                1.00%                 1.00%              1.00%

Period ended December 31, 2003

    Unit Value                               n/a    $   13.328740       $    11.354967        $     9.762010        $ 16.941890
   Total Return *                            n/a             2.14%***            28.13%***             19.74%***          23.32%***
   Ratio of Expenses **                      n/a             1.30%                1.00%                 1.00%              1.00%

Period ended December 31, 2002

   Unit Value                                n/a    $   10.207599       $     8.510876        $     7.704551        $ 11.499123
   Total Return *                            n/a            -4.85%              -15.35%***            -21.66%***         -24.47%***
   Ratio of Expenses **                      n/a             1.40%                1.15%                 1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a    $   10.728103                  n/a                   n/a        $ 14.040208
   Total Return *                            n/a           -26.58%                 n/a                   n/a              -5.24%
   Ratio of Expenses **                      n/a             1.40%                 n/a                   n/a               1.40%



                                    JNL/MCM               JNL/MCM              JNL/MCM            JNL/MCM               JNL/MCM
                                Small Cap Index          Technology           The Dow (SM)        Dow (SM)                S&P(R)
                                 Portfolio (b)        Sector Portfolio      5 Portfolio (b)     10 Portfolio          10 Portfolio
                                ---------------       ----------------      ---------------    --------------        --------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                  $    13.765517        $     5.950916                   n/a     $     9.193764        $13.879669
   Total Return *                         3.19%                 8.47%                  n/a               6.61%            35.89%
   Ratio of Expenses **                   1.00%                 1.00%                  n/a               1.00%             1.00%

Period ended December 31, 2004

    Unit Value                  $    13.340256        $     5.835762        $     7.149908     $     9.844389        $10.213546
   Total Return *                        16.26%                 0.30%***             -3.49%              1.84%            16.50%
   Ratio of Expenses **                   1.00%                 1.10%                 1.40%              1.00%             1.00%

Period ended December 31, 2003

    Unit Value                  $    11.474890        $     5.821507        $     7.408429     $     9.666055        $ 8.767335
   Total Return *                        35.07%***             -0.33%***             17.88%             28.44%***          14.6%***
   Ratio of Expenses **                   1.00%                 1.15%                 1.40%              1.00%             1.00%

Period ended December 31, 2002

   Unit Value                   $     7.933415        $     4.018247        $     6.284536     $     7.723705        $ 7.406712
   Total Return *                       -20.14%***            -38.08%               -13.22%             -8.74%***        -24.46%***
   Ratio of Expenses **                   1.15%                 1.40%                 1.40%              1.15%             1.15%

Period ended December 31, 2001

   Unit Value                              n/a        $     6.488951        $     7.242198     $     8.613528        $ 9.086538
   Total Return *                          n/a                -45.60%                -4.70%             -4.30%           -22.49%
   Ratio of Expenses **                    n/a                  1.40%                 1.40%              1.40%             1.40%

*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                       Nasdaq(R) 15       Oil & Gas        S&P 400 MidCap      S&P 500 Index     Select Small
                                      Portfolio (c)    Sector Portfolio  Index Portfolio (a)   Portfolio (a)    Cap Portfolio
                                     --------------    ----------------  ------------------- ----------------   --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)         $       42,128    $      173,953     $      264,156     $      380,518     $      546,751
   Units Outstanding (in thousands)           4,002             7,593             18,676             35,107             28,099
   Investment Income Ratio *                   0.00%             2.75%              1.58%              1.39%              0.00%

Period ended December 31, 2004

   Net Assets (in thousands)         $        9,084    $       52,129     $      185,042     $      286,238     $      356,177
   Units Outstanding (in thousands)             838             3,035             14,331             26,949             19,549
   Investment Income Ratio *                   0.00%             0.00%              0.01%              1.60%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                    n/a    $        9,127     $       76,144     $      129,749     $      170,194
   Units Outstanding (in thousands)             n/a               693              6,673             13,081             10,329
   Investment Income Ratio *                    n/a              0.00%              0.61%              1.67%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                    n/a    $        7,405     $       11,541     $       21,548     $       38,586
   Units Outstanding (in thousands)             n/a               731              1,341              2,716              3,428
   Investment Income Ratio *                    n/a              0.00%              1.59%              0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                    n/a    $        7,469                n/a                n/a     $       14,445
   Units Outstanding (in thousands)             n/a               700                n/a                n/a              1,043
   Investment Income Ratio *                    n/a              0.00%               n/a                n/a               0.00%



                                            JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                       Small Cap Index       Technology         The Dow (SM)        Dow (SM)           S&P(R)
                                         Portfolio (b)    Sector Portfolio   5 Portfolio (b)     10 Portfolio       10 Portfolio
                                       ---------------    ----------------   ---------------    --------------     --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $      217,908     $       45,266                n/a     $      547,103     $      694,989
   Units Outstanding (in thousands)            16,115              7,874                n/a             62,187             52,332
   Investment Income Ratio *                     2.05%              1.60%               n/a               0.00%              0.00%

Period ended December 31, 2004

   Net Assets (in thousands)           $      162,490     $       29,545            $    --     $      429,753     $      361,642
   Units Outstanding (in thousands)            12,205              5,149                 --             45,137             36,652
   Investment Income Ratio *                     0.00%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)           $       70,041     $       20,428     $        7,804     $      229,175     $      155,153
   Units Outstanding (in thousands)             6,008              3,510              1,038             24,281             18,152
   Investment Income Ratio *                     0.80%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)           $        9,632     $       14,504     $        8,047     $       80,796     $       41,227
   Units Outstanding (in thousands)             1,200              3,570              1,265             10,562              5,639
   Investment Income Ratio *                     2.62%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a     $       20,046     $        6,910     $       36,897     $       20,184
   Units Outstanding (in thousands)               n/a              3,068                949              4,280              2,225
   Investment Income Ratio *                      n/a               0.00%              0.00%              0.00%              0.00%


*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through aqusition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                     JNL/MCM           JNL/MCM       JNL/Oppenheimer                                JNL/PIMCO
                                  Value Line(R)          VIP          Global Growth       JNL/Oppenheimer         Total Return
                                25 Portfolio (c)    Portfolio (c)      Portfolio          Growth Portfolio     Bond Portfolio (a)
                                ---------------    --------------    --------------       ----------------     ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                    $    15.224490    $    11.684904    $    11.469210        $     8.059353        $    11.575526
   Total Return *                         18.82%             8.42%             5.39%                11.54%                -0.56%
   Ratio of Expenses **                    3.61%             3.51%             3.61%                 3.36%                 3.91%

Period ended December 31, 2004

   Unit Value                    $    11.381625    $    11.031481    $    10.553022        $     7.677775        $    11.926497
   Total Return *                          2.50%***          2.75%***         13.03%***              2.35%***              1.88%***
   Ratio of Expenses **                    3.21%             3.21%             3.41%                 3.21%                 3.71%

Period ended December 31, 2003

   Unit Value                               n/a               n/a    $     9.363973        $     7.668190        $    12.381470
   Total Return *                           n/a               n/a             14.54%***             -1.19%***              0.04%***
   Ratio of Expenses **                     n/a               n/a              2.91%                 2.91%                 2.96%

Period ended December 31, 2002

   Unit Value                               n/a               n/a    $     6.900125        $     6.743170        $    12.295342
   Total Return *                           n/a               n/a            -13.58%***             -1.43%***              3.95%***
   Ratio of Expenses **                     n/a               n/a              2.55%                 2.55%                 2.75%

Period ended December 31, 2001

   Unit Value                               n/a               n/a    $    10.059130        $    10.173866        $     9.999267
   Total Return *                           n/a               n/a              0.59%***              1.74%***             -0.01%***
   Ratio of Expenses **                     n/a               n/a              1.70%                 1.70%                 1.70%



                                        JNL/
                                    PPM America                               JNL/Putnam           JNL/Putnam           JNL/S&P
                                    High Yield             JNL/Putnam           Midcap            Value Equity       Core Index 50
                                 Bond Portfolio (d)     Equity Portfolio   Growth Portfolio         Portfolio       Portfolio (b)(d)
                                 ------------------     ----------------   ----------------      ---------------    ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                 n/a        $    17.579695     $     7.349686        $    16.589654             n/a
   Total Return *                             n/a                  2.30%             15.05%                 2.22%            n/a
   Ratio of Expenses **                       n/a                  3.36%              3.71%                3.395%            n/a

Period ended December 31, 2004

   Unit Value                      $    12.724062        $    17.207404     $     6.963899        $    16.757063     $  9.674371
   Total Return *                            3.86%***             12.96%***          13.60%***              8.02%***        0.52%***
   Ratio of Expenses **                      3.86%                 3.06%              3.21%                3.145%           3.31%

Period ended December 31, 2003

   Unit Value                      $    13.606623        $    16.262016     $     6.129631        $    16.162710     $  9.696129
   Total Return *                            2.89%***             12.32%***           7.46%***             11.15%***        7.49%***
   Ratio of Expenses **                      2.91%                 2.65%              2.91%                 2.85%           2.91%

Period ended December 31, 2002

   Unit Value                      $    12.141023        $    13.480564     $     4.773797        $    13.661166     $  7.657951
   Total Return *                           -1.44%***            -16.32%***          -8.41%***             -7.36%***      -20.61%***
   Ratio of Expenses **                      2.55%                 2.30%              2.55%                 2.55%           2.45%

Period ended December 31, 2001

   Unit Value                      $     9.978449        $     9.302424     $    10.535055        $    10.170710             n/a
   Total Return *                           -0.22%***             -6.98%***           5.35%***              1.71%***         n/a
   Ratio of Expenses **                      1.70%                 1.60%              1.70%                 1.70%            n/a

*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Inception date October 29, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1, 2004. Unit values disclosed are as of October 1,
     2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                     JNL/MCM             JNL/MCM          JNL/Oppenheimer                             JNL/PIMCO
                                   Value Line(R)           VIP            Global Growth       JNL/Oppenheimer        Total Return
                                  25 Portfolio (c)     Portfolio (c)        Portfolio         Growth Portfolio    Bond Portfolio (a)
                                  ----------------    --------------      ---------------     ----------------    ------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                     $    15.724123      $    12.038914      $    12.955865      $     8.999214      $    14.540662
   Total Return *                          37.42%               8.58%              12.61%               8.08%               1.29%
   Ratio of Expenses **                     1.00%               1.10%               1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                     $    11.442423      $    11.087700      $    11.504893      $     8.326560      $    14.354794
   Total Return *                           8.45%***            0.16%***           16.76%               3.19%               3.41%
   Ratio of Expenses **                     1.00%               1.10%               1.00%               1.00%               1.00%

Period ended December 31, 2003

   Unit Value                                n/a                 n/a      $     9.853500      $     8.069163      $    13.881564
   Total Return *                            n/a                 n/a               20.20%***            4.89%***            1.19%***
   Ratio of Expenses **                      n/a                 n/a                1.00%               1.00%               1.00%

Period ended December 31, 2002

   Unit Value                                n/a                 n/a      $     7.062724      $     6.902335      $    13.284507
   Total Return *                            n/a                 n/a              -20.66%***          -23.39%***            6.02%***
   Ratio of Expenses **                      n/a                 n/a                1.15%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                n/a                 n/a      $     9.183699      $     9.330717      $     9.853514
   Total Return *                            n/a                 n/a               -8.16%***           -6.69%***           -1.46%***
   Ratio of Expenses **                      n/a                 n/a                1.40%               1.40%               1.40%



                                         JNL/
                                     PPM America                              JNL/Putnam         JNL/Putnam             JNL/S&P
                                     High Yield           JNL/Putnam            Midcap          Value Equity         Core Index 50
                                 Bond Portfolio (d)    Equity Portfolio    Growth Portfolio      Portfolio         Portfolio (b)(d)
                                 ------------------    ----------------    ----------------   ----------------    ------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                               n/a       $    22.233139      $     8.570161      $    21.175540                 n/a
   Total Return *                           n/a                 7.51%              11.57%               9.10%                n/a
   Ratio of Expenses **                     n/a                 1.15%               1.00%               1.10%                n/a

Period ended December 31, 2004

   Unit Value                    $    16.643811       $    20.680819      $     7.665919      $    20.312647      $    10.258129
   Total Return *                          2.97%***            11.75%              17.27%               8.50%               2.21%
   Ratio of Expenses **                    1.00%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2003

   Unit Value                    $    15.840241       $    18.506230      $     6.537242      $    18.720938     $     10.036223
   Total Return *                         17.31%               25.77%              31.94%              23.13%              29.43%
   Ratio of Expenses **                    1.15%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2002

   Unit Value                    $    13.502664       $    14.714245      $     4.954798      $    15.204304      $     7.754044
   Total Return *                          1.74%***           -21.91%***          -27.46%***          -18.87%***          -22.88%***
   Ratio of Expenses **                    1.15%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                    $    12.623859       $    16.150439      $     7.063306      $    16.439324                 n/a
   Total Return *                          4.18%              -26.06%             -27.99%              -7.64%                n/a
   Ratio of Expenses **                    1.40%                1.40%               1.40%               1.40%                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Inception date October 29, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         JNL/MCM           JNL/MCM        JNL/Oppenheimer                            JNL/PIMCO
                                       Value Line(R)         VIP           Global Growth      JNL/Oppenheimer       Total Return
                                      25 Portfolio (c)   Portfolio (c)      Portfolio         Growth Portfolio   Bond Portfolio (a)
                                      ----------------   -------------    ---------------     ----------------   ------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)              $  451,873      $  225,951        $  124,849           $  24,869          $  324,438
   Units Outstanding (in thousands)           28,983          18,905             9,918               2,846              24,289
   Investment Income Ratio *                    0.00%           0.55%             0.25%               0.13%               4.46%

Period ended December 31, 2004

   Net Assets (in thousands)               $  33,044       $  21,516        $  100,400           $  21,413          $  233,210
   Units Outstanding (in thousands)            2,890           1,943             8,904               2,627              17,736
   Investment Income Ratio *                    0.00%           0.37%             0.16%               0.00%               1.79%

Period ended December 31, 2003

   Net Assets (in thousands)                     n/a             n/a         $  56,554           $  16,371          $  186,434
   Units Outstanding (in thousands)              n/a             n/a             5,815               2,054              14,871
   Investment Income Ratio *                     n/a             n/a              0.00%               0.00%               1.71%

Period ended December 31, 2002

   Net Assets (in thousands)                     n/a             n/a         $  23,910           $   6,557          $  110,041
   Units Outstanding (in thousands)              n/a             n/a             3,398                 953               9,590
   Investment Income Ratio *                     n/a             n/a              0.00%               0.00%               0.03%

Period ended December 31, 2001

   Net Assets (in thousands)                     n/a             n/a         $   8,175           $   3,841           $   8,396
   Units Outstanding (in thousands)              n/a             n/a               888                 411                 852
   Investment Income Ratio *                     n/a             n/a              0.00%               0.24%               3.48%




                                             JNL/
                                          PPM America                              JNL/Putnam        JNL/Putnam         JNL/S&P
                                          High Yield            JNL/Putnam           Midcap         Value Equity     Core Index 50
                                       Bond Portfolio (d)    Equity Portfolio   Growth Portfolio      Portfolio     Portfolio (b)(d)
                                       ------------------    ----------------   ----------------    -------------   ----------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                  n/a               $  118,699           $  31,036       $  169,897              n/a
   Units Outstanding (in thousands)           n/a                    6,488               3,744            9,315              n/a
   Investment Income Ratio *                  n/a                     0.76%               0.00%            0.96%             n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $        -               $  135,415           $  28,326       $  195,303        $       -
   Units Outstanding (in thousands)             -                    7,956               3,759           11,118                -
   Investment Income Ratio *                 5.60%                    0.57%               0.00%            1.34%            0.24%

Period ended December 31, 2003

   Net Assets (in thousands)           $  188,838               $  149,857           $  22,216       $  207,764        $   7,249
   Units Outstanding (in thousands)        12,583                    9,829               3,431           12,884              706
   Investment Income Ratio *                 7.29%                    0.32%               0.00%            1.17%            0.07%

Period ended December 31, 2002

   Net Assets (in thousands)           $  117,270               $  139,925           $  13,389       $  188,294        $   1,968
   Units Outstanding (in thousands)         9,210                   11,566               2,712           14,475              254
   Investment Income Ratio *                 7.89%                    0.00%               0.00%            0.98%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)           $  124,815               $  246,486           $  18,375       $  286,114              n/a
   Units Outstanding (in thousands)         9,895                   15,273               2,595           17,425              n/a
   Investment Income Ratio *                 8.58%                    0.00%               0.00%            0.88%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Inception date October 29, 2001.

(b) Inception date October 29, 2002.

(c) Inception date October 1, 2004.

(d) For 2004, the period is from January 1, 2004 through acquisition October 1,
    2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/S&P                                 JNL/
                                       JNL/S&P              JNL/S&P       Equity Aggressive       JNL/S&P           S&P Managed
                                    Core Index 75       Core Index 100         Growth          Equity Growth         Aggressive
                                   Portfolio (b)(d)    Portfolio (a)(c)     Portfolio I (c)    Portfolio I (c)    Growth Portfolio
                                   ----------------    ----------------   -----------------    ---------------    ----------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                n/a                  n/a               n/a                 n/a           $11.308090
   Total Return *                            n/a                  n/a               n/a                 n/a                 4.49%
   Ratio of Expenses **                      n/a                  n/a               n/a                 n/a                 3.75%

Period ended December 31, 2004

   Unit Value                         $ 9.927086           $ 9.942134        $ 9.686693          $ 9.091057           $10.821744
   Total Return *                           0.33%***            -0.12%***          2.57%***           -1.72%***             6.71%***
   Ratio of Expenses **                     3.01%                3.41%             3.01%               3.60%                3.75%

Period ended December 31, 2003

   Unit Value                         $ 9.856715           $10.013355        $ 9.680172          $ 9.523169           $10.470370
   Total Return *                           6.69%***             4.74%***         26.29%              33.81%***             6.79%***
   Ratio of Expenses **                     2.91%                2.77%             2.85%              2.745%                2.91%

Period ended December 31, 2002

   Unit Value                         $ 8.073167           $ 8.450795        $ 7.665325          $ 7.661773           $ 8.688297
   Total Return *                         -16.45%***             0.66%***          3.02%***          -20.01%***           -18.57%***
   Ratio of Expenses **                     2.26%                2.55%             2.85%               2.45%                2.45%

Period ended December 31, 2001

   Unit Value                                n/a                  n/a        $ 9.830499          $ 9.819213           $10.098331
   Total Return *                            n/a                  n/a             -1.70%***           -1.81%***             0.98%***
   Ratio of Expenses **                      n/a                  n/a              1.60%               1.60%                1.70%




                                        JNL/                                   JNL/               JNL/               JNL/S&P
                                    S&P Managed             JNL/            S&P Managed       S&P Managed        Very Aggressive
                                    Conservative         S&P Managed         Moderate           Moderate              Growth
                                   Portfolio (b)      Growth Portfolio     Portfolio (b)    Growth Portfolio    Portfolio I (a)(c)
                                   -------------      ----------------     -------------    ----------------    ------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                        $10.304722            $11.361577       $10.628068          $11.030655                  n/a
   Total Return *                          1.62%                 3.44%            4.67%               2.51%                 n/a
   Ratio of Expenses **                    3.31%                 3.80%            3.26%               3.75%                 n/a

Period ended December 31, 2004

   Unit Value                        $10.276433            $10.983719       $10.465081          $10.760930           $10.219227
   Total Return *                         -0.01%***              4.36%***         1.24%***            9.35%***            -1.15%***
   Ratio of Expenses **                    2.96%                 3.80%            2.96%               3.75%                2.91%

Period ended December 31, 2003

   Unit Value                               n/a            $10.777273              n/a          $10.699272           $10.191803
   Total Return *                           n/a                  5.78%***          n/a                3.75%***             4.90%***
   Ratio of Expenses **                     n/a                  2.91%             n/a                2.91%                2.75%

Period ended December 31, 2002

   Unit Value                               n/a            $ 9.271417              n/a          $ 9.493182           $ 8.138055
   Total Return *                           n/a                -13.79%***          n/a               -4.64%***           -16.71%***
   Ratio of Expenses **                     n/a                  2.55%             n/a                2.60%                2.45%

Period ended December 31, 2001

   Unit Value                               n/a            $10.149076              n/a          $10.080578           $ 9.641175
   Total Return *                           n/a                  1.49%***          n/a                0.81%***            -3.59%***
   Ratio of Expenses **                     n/a                  1.70%             n/a                1.70%                1.60%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Inception date October 29, 2002.

(b) Commencement of operations October 1, 2004.

(c) For 2004, the period is from January 1, 2004 through acquisition October 1,
    2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              JNL/S&P                               JNL/
                                       JNL/S&P             JNL/S&P       Equity Aggressive      JNL/S&P          S&P Managed
                                    Core Index 75      Core Index 100         Growth         Equity Growth       Aggressive
                                   Portfolio (b)(d)   Portfolio (a)(c)    Portfolio I (c)   Portfolio I (c)   Growth Portfolio
                                   ----------------   ----------------    ---------------   ---------------   ----------------

LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                n/a                n/a                n/a                n/a       $  13.989395
   Total Return *                            n/a                n/a                n/a                n/a               7.40%
   Ratio of Expenses **                      n/a                n/a                n/a                n/a               1.00%

Period ended December 31, 2004

   Unit Value                       $  10.483302       $  10.556039       $  11.032146       $  10.653710       $  13.025544
   Total Return *                           2.45%              2.09%             -1.06%***           2.12%             11.50%
   Ratio of Expenses **                     1.00%              1.15%              1.00%              1.15%              1.00%

Period ended December 31, 2003

    Unit Value                      $  10.232527       $  10.340127       $  10.667902       $  10.433033       $  11.682366
   Total Return *                          10.96%***          20.68%             28.45%             28.06%             10.39%***
   Ratio of Expenses **                     1.00%              1.15%              1.15%              1.15%              1.00%

Period ended December 31, 2002

   Unit Value                       $   8.159377       $   8.568248       $   8.305062       $   8.146720       $   9.239838
   Total Return *                         -17.55%***         -12.17%***         -20.77%***         -18.69%***         -18.27%***
   Ratio of Expenses **                     1.15%              1.15%              1.15%              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a                n/a       $  10.840320       $  10.650135       $  11.328490
   Total Return *                            n/a                n/a             -14.97%            -15.51%            -11.83%
   Ratio of Expenses **                      n/a                n/a               1.40%              1.40%              1.40%

                                        JNL/                                 JNL/                JNL/              JNL/S&P
                                    S&P Managed            JNL/           S&P Managed        S&P Managed       Very Aggressive
                                    Conservative        S&P Managed        Moderate            Moderate             Growth
                                   Portfolio (b)     Growth Portfolio    Portfolio (b)     Growth Portfolio   Portfolio I (a)(c)
                                   -------------     ----------------    -------------     ----------------   ------------------

LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                       $  10.590688       $  13.945611       $  10.916193       $  13.538173                n/a
   Total Return *                           2.60%              6.21%              3.84%              5.25%               n/a
   Ratio of Expenses **                     1.10%              1.15%              1.10%              1.10%               n/a

Period ended December 31, 2004

   Unit Value                       $  10.322593       $  13.130178       $  10.512096       $  12.862656       $  11.459232
   Total Return *                           0.07%***          10.14%***           1.11%***           1.11%***           2.55%
   Ratio of Expenses **                     1.10%              1.15%              1.10%              1.10%              1.15%

Period ended December 31, 2003

   Unit Value                                n/a       $  11.921777                n/a       $  11.834861       $  11.174580
   Total Return *                            n/a              20.34%               n/a              16.40%             29.08%
   Ratio of Expenses **                      n/a               1.15%               n/a               1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                n/a       $   9.906787                n/a       $  10.167376       $   8.656812
   Total Return *                            n/a              -9.76%***            n/a              -7.60%***         -19.70%***
   Ratio of Expenses **                      n/a               1.15%               n/a               1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a       $  11.333423                n/a       $  11.132321       $  11.295588
   Total Return *                            n/a              -8.64%               n/a              -6.05%            -14.93%
   Ratio of Expenses **                      n/a               1.40%               n/a               1.40%              1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2002.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 JNL/S&P                                JNL/
                                          JNL/S&P             JNL/S&P       Equity Aggressive      JNL/S&P           S&P Managed
                                       Core Index 75      Core Index 100         Growth         Equity Growth        Aggressive
                                      Portfolio (b)(d)   Portfolio (a)(c)    Portfolio I (c)   Portfolio I (c)    Growth Portfolio
                                      ----------------   ----------------    ---------------   ---------------    ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      n/a                n/a                n/a                n/a     $      547,590
   Units Outstanding (in thousands)               n/a                n/a                n/a                n/a             40,948
   Investment Income Ratio *                      n/a                n/a                n/a                n/a               0.77%

Period ended December 31, 2004

   Net Assets (in thousands)           $           --     $           --     $           --     $           --     $      575,961
   Units Outstanding (in thousands)                --                 --                 --                 --             45,907
   Investment Income Ratio *                     0.31%              0.51%              0.06%              0.11%              0.22%

Period ended December 31, 2003

   Net Assets (in thousands)           $        9,952     $       35,894     $       49,337     $      151,714     $      154,226
   Units Outstanding (in thousands)               978              3,463              4,712             14,817             13,574
   Investment Income Ratio *                     0.42%              0.49%              0.00%              0.01%              1.60%

Period ended December 31, 2002

   Net Assets (in thousands)           $        4,460     $       14,172     $       30,101     $       99,366     $       92,401
   Units Outstanding (in thousands)               546              1,655              3,674             12,359             10,140
   Investment Income Ratio *                     0.00%              0.00%              0.07%              0.10%              1.12%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a                n/a     $       39,809     $      139,586     $      103,211
   Units Outstanding (in thousands)               n/a                n/a              3,673             13,112              9,114
   Investment Income Ratio *                      n/a                n/a               2.89%              2.44%              3.32%

                                           JNL/                                  JNL/               JNL/               JNL/S&P
                                        S&P Managed           JNL/            S&P Managed        S&P Managed       Very Aggressive
                                       Conservative        S&P Managed         Moderate           Moderate              Growth
                                       Portfolio (b)    Growth Portfolio     Portfolio (b)    Growth Portfolio    Portfolio I (a)(c)
                                       -------------    ----------------     -------------    ----------------    ------------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $       73,694     $      938,302     $      140,109     $      759,013                n/a
   Units Outstanding (in thousands)             7,023             69,873             12,958             58,758                n/a
   Investment Income Ratio *                     0.43%              1.19%              0.30%              1.91%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $       11,968     $      548,951     $      886,560     $       17,714     $           --
   Units Outstanding (in thousands)             1,161             44,169             69,610              1,688                 --
   Investment Income Ratio *                     0.00%              0.63%              0.00%              1.12%              0.02%

Period ended December 31, 2003

   Net Assets (in thousands)                      n/a     $      577,237                n/a     $      382,577     $       58,353
   Units Outstanding (in thousands)               n/a             49,481                n/a             33,042              5,317
   Investment Income Ratio *                      n/a               2.30%               n/a               2.96%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      n/a     $      316,689                n/a     $      217,581     $       41,053
   Units Outstanding (in thousands)               n/a             32,471                n/a             21,723              4,804
   Investment Income Ratio *                      n/a               1.36%               n/a               1.90%              0.07%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a     $      287,776                n/a     $      181,163     $       56,800
   Units Outstanding (in thousands)               n/a             25,408                n/a             16,281              5,032
   Investment Income Ratio *                      n/a               3.15%               n/a               3.49%              2.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 29, 2002.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                               JNL/
                                      Brothers            Brothers            Brothers                JNL/            Select
                                    High Yield            Strategic        U.S. Government           Select           Global
                                        Bond                Bond            & Quality Bond          Balanced          Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio        Portfolio
                                   ------------         -------------      ---------------         -----------       ---------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  11.070629         $   14.434635      $     12.250484         $ 18.525561       $17.956055
   Total Return *                         -1.13%                -0.25%               -1.40%               1.38%           -1.94%
   Ratio of Expenses **                    3.56%                 3.91%                3.75%               3.80%            3.86%

Period ended December 31, 2004

   Unit Value                      $  11.593620         $   14.997395      $     12.424813         $ 18.272679       $18.310425
   Total Return *                          0.99%***              4.61%***             1.62%***            4.59%***         8.68%***
   Ratio of Expenses **                    3.16%                 3.65%                3.75%               3.80%            3.86%

Period ended December 31, 2003

   Unit Value                               n/a         $   15.509757      $     13.356628         $ 18.487002       $17.266421
   Total Return *                           n/a                  1.64%***             0.23%***            5.34%***        22.25%
   Ratio of Expenses **                     n/a                  2.91%                2.91%               2.91%            1.40%

Period ended December 31, 2002

   Unit Value                               n/a         $   14.453684      $     13.758273         $ 15.848370       $14.124415
   Total Return *                           n/a                  2.72%***             6.88%***           -7.73%***       -28.13%
   Ratio of Expenses **                     n/a                  2.55%                2.75%               2.75%            1.40%

Period ended December 31, 2001

   Unit Value                               n/a         $    9.893917      $      9.623038         $ 10.179363       $19.652291
   Total Return *                           n/a                 -1.06%***            -3.77%***            1.79%***       -24.58%
   Ratio of Expenses **                     n/a                  1.70%                1.70%               1.70%            1.40%

                                                                                                   JNL/T. Rowe      JNL/T. Rowe
                                    JNL/Select              JNL/                                      Price            Price
                                     Large Cap             Select               JNL/               Established        Mid-Cap
                                     Growth              Money Market       Select Value              Growth           Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio        Portfolio
                                   ------------         -------------      ---------------         -----------       -----------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  21.766740         $    9.651380      $     16.275491         $ 20.657198       $28.839211
   Total Return *                          5.48%                -1.06%                4.23%               3.35%            2.74%
   Ratio of Expenses **                    3.41%                 3.75%                3.70%               3.91%            3.91%

Period ended December 31, 2004

   Unit Value                      $  21.933995         $    9.754873      $     15.614300         $ 20.840862       $26.410043
Total Return *                             6.28%***             -1.26%***             8.43%***            5.44%***        10.12%***
   Ratio of Expenses **                    3.21%                 3.75%                3.70%               3.61%            3.86%

Period ended December 31, 2003

   Unit Value                      $  20.815659         $   10.908857      $     14.258310         $ 20.889648       $25.244956
   Total Return *                          4.49%***             -0.88%***             7.99%***            5.19%***         7.37%***
   Ratio of Expenses **                    2.91%                 2.80%               2.910%               2.91%            2.91%

Period ended December 31, 2002

   Unit Value                      $  16.386595         $   11.380553      $     10.912224         $ 16.941095       $19.275087
   Total Return *                         -1.72%***             -1.06%***            -2.83%***          -20.46%***        -6.04%***
   Ratio of Expenses **                    2.45%                 2.55%               2.095%               2.55%            2.55%

Period ended December 31, 2001

   Unit Value                      $  10.223520         $    9.996379                  n/a         $ 10.122554       $10.674784
   Total Return *                          2.24%***             -0.04%***              n/a                1.23%***         6.75%***
   Ratio of Expenses **                    1.70%                 1.70%                 n/a                1.70%            1.70%

----------
*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)      Inception date September 30, 2002.

(b)      Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                                 JNL/
                                      Brothers            Brothers            Brothers                JNL/              Select
                                    High Yield            Strategic        U.S. Government           Select             Global
                                        Bond                Bond            & Quality Bond          Balanced            Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio          Portfolio
                                   ------------         -------------      ---------------         -----------         ---------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

    Unit Value                     $  13.537400         $   19.671463      $     16.412388         $ 24.951112        $23.956905
   Total Return *                          0.68%                 1.60%                1.34%               4.26%             0.75%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.15%

Period ended December 31, 2004

    Unit Value                     $  13.446454         $   19.361240      $     16.195599         $ 23.932714        $23.778364
   Total Return *                          3.01%***              5.85%                3.04%***            7.81%***         10.40%***
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.15%

Period ended December 31, 2003

    Unit Value                              n/a         $   18.291417      $     15.549216         $ 21.521726        $17.266421
   Total Return *                           n/a                  1.54%***             0.02%              20.18%            22.25%
   Ratio of Expenses **                     n/a                  1.00%                1.15%               1.15%             1.40%

Period ended December 31, 2002

   Unit Value                               n/a         $   16.087669      $     15.545949         $ 17.907821        $ 14.124415
   Total Return *                           n/a                  6.05%***             8.67%***           -3.89%***         -28.13%
   Ratio of Expenses **                     n/a                  1.15%                1.15%               1.15%              1.40%

Period ended December 31, 2001

   Unit Value                               n/a         $   14.464117      $     13.369022         $ 16.406881        $ 19.652291
   Total Return *                           n/a                  5.32%                5.51%               9.01%            -24.58%
   Ratio of Expenses **                     n/a                  1.40%                1.40%               1.40%              1.40%

                                                                                                   JNL/T. Rowe         JNL/T. Rowe
                                    JNL/Select              JNL/                                      Price              Price
                                     Large Cap             Select               JNL/               Established           Mid-Cap
                                     Growth             Money  Market       Select Value             Growth              Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio           Portfolio
                                   ------------         -------------      ---------------         -----------         -----------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

    Unit Value                     $  28.126118         $   12.930219      $     17.768770         $ 28.151511        $39.302036
   Total Return *                          3.63%                 1.69%                7.08%               5.04%            12.96%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.00%

Period ended December 31, 2004

    Unit Value                     $  27.141128         $   12.715315      $     16.594003         $ 26.801645        $34.792013
   Total Return *                         10.56%                -0.02%***            13.63%               8.79%            16.86%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.00%

Period ended December 31, 2003

    Unit Value                     $  24.548717         $   12.568907      $     14.603376         $ 24.635871        $29.772297
   Total Return *                         12.73%***             -0.69%               15.25%***           10.21%***         33.73%***
   Ratio of Expenses **                    1.00%                 1.15%                1.00%               1.00%             1.00%

Period ended December 31, 2002

   Unit Value                      $  18.096612         $   12.655683      $     10.938551         $ 18.843575        $21.449599
   Total Return *                        -26.42%***             -0.09%***             0.19%***          -20.88%***        -19.76%***
   Ratio of Expenses **                    1.15%                 1.15%                1.15%               1.15%             1.15%

Period ended December 31, 2001

   Unit Value                      $  21.212177         $   12.219546                  n/a         $ 21.041413        $22.072337
   Total Return *                        -31.19%                 1.99%                 n/a              -11.49%            -2.87%
   Ratio of Expenses **                    1.40%                 1.40%                 n/a                1.40%             1.40%

----------
*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)      Inception date September 30, 2002.

(b)      Commencement of operations October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                                 JNL/
                                      Brothers            Brothers            Brothers                JNL/              Select
                                     High Yield           Strategic        U.S. Government           Select             Global
                                        Bond                Bond            & Quality Bond          Balanced            Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio          Portfolio
                                   ------------         -------------      ---------------         -----------         ---------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)       $    209,499         $     187,199      $       168,504         $   371,851         $ 117,922
   Units Outstanding (in thousands)      17,807                10,244               11,098              16,635             6,149
   Investment Income Ratio *               7.01%                 5.94%                3.73%               3.94%             0.50%

Period ended December 31, 2004

   Net Assets (in thousands)       $    235,740         $     127,610      $       166,536         $   347,227         $ 142,752
   Units Outstanding (in thousands)      20,283                 7,004               11,036              16,217             7,517
   Investment Income Ratio *               0.36%                 4.77%                4.24%               0.11%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                n/a         $     101,676      $       189,567         $   272,427         $ 162,665
   Units Outstanding (in thousands)         n/a                 5,867               12,875              14,061             9,421
   Investment Income Ratio *                n/a                  5.09%                2.83%               2.30%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                n/a         $      65,310      $       254,324         $   198,403         $ 174,428
   Units Outstanding (in thousands)         n/a                 4,226               17,287              12,448            12,349
   Investment Income Ratio *                n/a                  6.09%                4.30%               2.94%             0.69%

Period ended December 31, 2001

   Net Assets (in thousands)                n/a         $      58,712      $       169,920         $   196,863         $ 330,638
   Units Outstanding (in thousands)         n/a                 4,062               12,725              12,007            16,824
   Investment Income Ratio *                n/a                  5.90%                5.10%               3.37%             1.46%

                                                                                                   JNL/T. Rowe         JNL/T. Rowe
                                    JNL/Select              JNL/                                     Price                Price
                                     Large Cap             Select               JNL/               Established           Mid-Cap
                                     Growth             Money Market        Select Value             Growth              Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio           Portfolio
                                   ------------         -------------      ---------------         -----------         -----------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)       $    165,961         $     129,697      $        79,288         $   345,756         $ 380,759
   Units Outstanding (in thousands)       7,241                10,933                4,555              14,267            11,678
   Investment Income Ratio *               0.00%                 2.72%                3.32%               0.21%             0.29%

Period ended December 31, 2004

   Net Assets (in thousands)       $    204,976         $      95,569      $        58,415         $   323,719         $ 357,292
   Units Outstanding (in thousands)       9,239                 8,010                3,567              14,111            12,521
   Investment Income Ratio *               0.00%                 0.78%                0.48%               0.39%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)       $    201,383         $      98,925      $        23,073         $   295,390         $ 297,243
   Units Outstanding (in thousands)      10,130                 8,213                1,590              14,145            12,385
   Investment Income Ratio *               0.00%                 0.47%                0.52%               0.03%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)       $    168,571         $     125,159                  526             214,065         $ 196,824
   Units Outstanding (in thousands)      11,456                10,296                   48              13,419            11,531
   Investment Income Ratio *               0.00%                 1.06%                0.00%               0.10%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)       $    334,493         $     142,100                  n/a         $   335,281         $ 306,109
   Units Outstanding (in thousands)      15,788                11,642                  n/a              15,959            13,896
   Investment Income Ratio *               0.05%                 3.28%                 n/a                0.00%             0.00%

----------
*        These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. (a) Inception date September 30, 2002. (b) Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                          JNL/
                                      T. Rowe Price
                                     Value Portfolio
                                   -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $         12.001742
   Total Return *                                 2.74%
   Ratio of Expenses **                           3.91%

Period ended December 31, 2004

   Unit Value                      $         11.900897
   Total Return *                                11.32%***
   Ratio of Expenses **                           3.65%

Period ended December 31, 2003

   Unit Value                      $         11.008011
   Total Return *                                 9.70%***
   Ratio of Expenses **                           2.91%

Period ended December 31, 2002

   Unit Value                      $          8.815018
   Total Return *                               -20.33%***
   Ratio of Expenses **                           2.55%

Period ended December 31, 2001

   Unit Value                      $         10.223967
   Total Return *                                 2.24%***
   Ratio of Expenses **                           1.70%


*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                          JNL/
                                      T. Rowe Price
                                     Value Portfolio
                                   -------------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $        14.154707
   Total Return *                                5.09%
   Ratio of Expenses **                          1.00%

Period ended December 31, 2004

   Unit Value                      $        13.468747
   Total Return *                                9.56%***
   Ratio of Expenses **                          1.00%

Period ended December 31, 2003

   Unit Value                      $        11.742703
   Total Return *                               28.38%
   Ratio of Expenses **                          1.15%

Period ended December 31, 2002

   Unit Value                      $         9.146925
   Total Return *                              -16.73%***
   Ratio of Expenses **                          1.15%

Period ended December 31, 2001

   Unit Value                      $        11.213585
   Total Return *                               -0.64%
   Ratio of Expenses **                          1.40%


*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                JNL/
                                           T. Rowe Price
                                          Value Portfolio
                                        -------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)            $          254,751
   Units Outstanding (in thousands)                 18,573
   Investment Income Ratio *                          2.00%

Period ended December 31, 2004

   Net Assets (in thousands)            $          240,614
   Units Outstanding (in thousands)                 18,259
   Investment Income Ratio *                          0.73%

Period ended December 31, 2003

   Net Assets (in thousands)            $          158,100
   Units Outstanding (in thousands)                 13,554
   Investment Income Ratio *                          0.76%

Period ended December 31, 2002

   Net Assets (in thousands)            $           85,131
   Units Outstanding (in thousands)                  9,300
   Investment Income Ratio *                          0.01%

Period ended December 31, 2001

   Net Assets (in thousands)            $           82,424
   Units Outstanding (in thousands)                  7,359
   Investment Income Ratio *                          1.09%


*        These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.


                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES





                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                      1



Consolidated Balance Sheets                                                  2



Consolidated Income Statements                                               3



Consolidated Statements of Stockholder's Equity and Comprehensive Income     4



Consolidated Statements of Cash Flows                                        5



Notes to Consolidated Financial Statements                                   6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.






Chicago, Illinois
March 7, 2006

                        JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------
                                                                                      DECEMBER 31,
                                                                                   2005         2004
                                                                                -----------  -----------
ASSETS
   Investments:
     Cash and short-term investments                                            $   729,695  $ 1,420,426
     Investments available for sale, at fair value:
       Fixed maturities (amortized cost: 2005, $39,633,811; 2004, $37,277,202)   40,249,207   39,187,163
       Equities (cost: 2005, $313,498; 2004, $138,291)                              326,478      150,389
     Trading securities, at fair value                                              138,685      124,598
     Mortgage loans                                                               4,989,516    4,633,010
     Policy loans                                                                   804,009      717,503
     Other invested assets                                                        1,414,720    1,634,097
                                                                                -----------  -----------
         Total investments                                                       47,867,186
                                                                                              48,652,310

     Accrued investment income                                                      553,120      523,974
     Deferred acquisition costs                                                   2,548,473    1,933,901
     Deferred sales inducements                                                     253,083      161,589
     Reinsurance recoverable                                                        943,738      640,757
     Value of acquired insurance                                                     23,578       45,768
     Income taxes receivable from Parent                                             50,633       28,110
     Other assets                                                                    83,180       58,057
     Separate account assets                                                     14,720,596   10,352,915
                                                                                -----------  -----------
         Total assets                                                           $67,828,711  $61,612,257
                                                                                ===========  ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                   $ 2,551,779  $ 1,311,174
       Deposits on investment contracts                                          35,273,715   34,146,356
       Guaranteed investment contracts                                            1,983,693    1,896,284
     Trust instruments supported by funding agreements                            5,609,059    5,884,484
     Federal Home Loan Bank advances                                                100,209           --
     Notes payable                                                                  486,939      503,891
     Securities lending payable                                                     428,032      856,163
     Deferred income taxes                                                           40,583      166,938
     Other liabilities                                                            1,760,763    1,611,224
     Separate account liabilities                                                14,720,596   10,352,915
                                                                                -----------  -----------
         Total liabilities                                                       62,955,368   56,729,429
                                                                                -----------  -----------

     Minority interest                                                                7,186       10,037
                                                                                -----------  -----------

   STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                          13,800       13,800
     Additional paid-in capital                                                   2,854,533    2,562,214
     Accumulated other comprehensive income, net of
       tax of $141,725 in 2005 and $401,327 in 2004                                 263,203      745,430
     Retained earnings                                                            1,734,621    1,551,347
                                                                                -----------  -----------
         Total stockholder's equity                                               4,866,157    4,872,791
                                                                                -----------  -----------
         Total liabilities and stockholder's equity                             $67,828,711  $61,612,257
                                                                                ===========  ===========


                      See accompanying notes to consolidated financial statements.


                             JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                              2005          2004          2003
                                                                           -----------   -----------   -----------
REVENUES
   Premiums                                                                $   199,061   $   162,342   $   173,411
   Net investment income                                                     2,879,440     2,689,945     2,623,515
   Net realized gains (losses) on investments                                   12,984       138,656       (60,966)
   Risk management activity                                                    169,827        90,814      (127,949)
   Fee income                                                                  509,376       387,386       330,552
   Other income                                                                 38,815        84,451        31,725
                                                                           -----------   -----------   -----------
     Total revenues                                                          3,809,503     3,553,594     2,970,288
                                                                           -----------   -----------   -----------
BENEFITS AND EXPENSES
   Death and other policy benefits                                             428,162       379,175       393,794
   Interest credited on deposit liabilities                                  1,434,807     1,364,803     1,575,254
   Interest expense on trust instruments supported
     by funding agreements                                                     217,917       143,317       131,792
   Interest expense on Federal Home Loan Bank advances, notes
     and reverse repurchase agreements                                          50,249        42,376        35,919
   Increase in reserves, net of reinsurance                                     19,466        19,340         4,534
   Commissions                                                                 537,303       483,005       423,446
   General and administrative expenses                                         341,793       290,863       258,650
   Deferral of policy acquisition costs                                       (556,564)     (507,660)     (462,032)
   Deferral of sales inducements                                               (92,381)      (86,430)      (98,480)
   Amortization of acquisition costs:
     Attributable to operations                                                364,907       419,048       242,608
     Attributable to risk management activity                                   64,962         4,674       (59,809)
     Attributable to net realized gains (losses) on investments                  2,671        12,208        (1,852)
   Amortization of deferred sales inducements:
     Attributable to operations                                                 55,639        38,039        19,192
     Attributable to risk management activity                                    7,632         9,087         8,570
     Attributable to net realized gains (losses) on investments                    459         2,902          (254)
   Amortization of acquired insurance                                           22,190        20,882        19,647
                                                                           -----------   -----------   -----------
     Total benefits and expenses                                             2,899,212     2,635,629     2,490,979
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations before
       minority interest                                                       910,291       917,965       479,309
   Minority interest                                                              (922)      (49,041)      (14,628)
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations
                                                                               909,369       868,924       464,681
   Federal income tax expense                                                  315,295       304,076       164,994
                                                                           -----------   -----------   -----------
     Income from continuing operations before discontinued
       operations and cumulative effect of change in accounting principle      594,074       564,848       299,687
   Income from discontinued operations, net of tax                                  --        56,776        23,729
                                                                           -----------   -----------   -----------
     Income before cumulative effect of change
       in accounting principle                                                 594,074       621,624       323,416
   Cumulative effect of change in accounting principle, net of tax                  --         8,912            --
                                                                           -----------   -----------   -----------
     NET INCOME                                                            $   594,074   $   630,536   $   323,416
                                                                           ===========   ===========   ===========
   Pro forma net income assuming the change in
     accounting principle is applied retroactively                                       $   621,624   $   322,302
                                                                                         ===========   ===========

                           See accompanying notes to consolidated financial statements.


                  JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                              CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

---------------------------------------------------------------------------------------------

                                                                 YEARS ENDED DECEMBER 31,
                                                               2005       2004        2003
                                                           ----------   ---------   ---------
COMMON STOCK, BEGINNING AND END OF YEAR                     $  13,800   $  13,800   $  13,800
                                                           ----------  ----------  ----------
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,562,214   2,533,535   2,484,228
   Capital contributions                                      292,319      28,679      49,307
                                                           ----------  ----------  ----------
End of year                                                 2,854,533   2,562,214   2,533,535
                                                           ----------  ----------  ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                             745,430     814,102     449,382
     Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax            (482,227)    (68,672)    364,720
                                                           ----------  ----------  ----------
End of year                                                   263,203     745,430     814,102
                                                           ----------  ----------  ----------
RETAINED EARNINGS
Beginning of year                                           1,551,347   1,040,811     802,595
   Net income                                                 594,074     630,536     323,416
   Dividends paid to stockholder                             (410,800)   (120,000)    (85,200)
                                                           ----------  ----------  ----------
End of year                                                 1,734,621   1,551,347   1,040,811
                                                           ----------  ----------  ----------
TOTAL STOCKHOLDER'S EQUITY                                 $4,866,157  $4,872,791  $4,402,248
                                                           ==========  ==========  ==========

                                                                 YEARS ENDED DECEMBER 31,
                                                              2005         2004        2003
                                                            ---------   ---------   ---------
Net income                                                  $ 594,074   $ 630,536   $ 323,416
Net unrealized holding gains (losses) arising during
   the period, net of tax of $(243,143) in 2005; $(11,016)
   in 2004 and $154,863 in 2003                              (451,661)    (19,721)    288,084
Reclassification adjustment for gains (losses) included in
   net income, net of tax of $(16,459) in 2005; $(26,358)
   in 2004 and $41,265 in 2003                                (30,566)    (48,951)     76,636
                                                            ---------   ---------   ---------
COMPREHENSIVE INCOME                                        $ 111,847   $ 561,864   $ 688,136
                                                            =========   =========   =========

                See accompanying notes to consolidated financial statements.


                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               2005          2004           2003
                                                                           ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                              $    594,074   $    630,536   $    323,416
   Less income from discontinued operations                                          --        (56,776)       (23,729)

   Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
       Net realized (gains) losses on investments                               (12,984)      (138,656)        60,966
       Unrealized gains on trading portfolio                                       (565)        (8,360)            --
       Risk management activity                                                (169,827)       (90,814)       127,949
       Interest credited on deposit liabilities                               1,434,807      1,364,803      1,575,254
       Interest expense on trust instruments supported
         by funding agreements                                                  217,917        143,317        131,792
       Interest accrued on Federal Home Loan Bank advances                          209             --             --
       Other charges                                                           (245,877)      (216,383)      (226,156)
       Amortization of discount and premium on investments                      (72,853)        34,514        103,604
       Deferred income tax provision                                            141,115        216,880         57,681
       Change in (net of effects of contribution of subsidiary):
         Accrued investment income                                               (7,630)       (29,741)       (17,061)
         Deferred sales inducements and acquisition costs                      (154,653)      (124,385)      (352,056)
         Trading portfolio activity, net                                        (13,522)       (15,726)            --
         Value of acquired insurance                                             22,190         20,882         19,647
         Income taxes receivable from Parent                                    (22,523)       (19,485)       (64,717)
         Other assets and liabilities, net                                      348,543        370,851        168,317
       Net cash provided by operating activities of
         discontinued operations                                                     --         28,671         55,454
                                                                           ------------   ------------   ------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                  2,058,421      2,110,128      1,940,361
                                                                           ------------   ------------   ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Sales of fixed maturities and equities available for sale                  2,889,975      3,536,656     11,870,808
   Principal repayments, maturities, calls and redemptions:
     Fixed maturities available for sale                                      2,956,801      2,836,775      4,184,613
     Mortgage loans                                                             914,758        804,356             69
   Purchases of:
     Fixed maturities and equities available for sale                        (6,676,587)    (7,551,922)   (18,565,653)
     Mortgage loans                                                          (1,278,434)    (1,111,534)    (1,008,846)
   Other investing activities                                                  (419,823)      (256,443)    (1,853,397)
   Proceeds from sale of discontinued operations                                     --        260,051             --
   Net cash provided by (used in) investing activities of
     discontinued operations                                                         --        376,480       (178,856)
                                                                           ------------   ------------   ------------
   NET CASH USED IN INVESTING ACTIVITIES                                     (1,613,310)    (1,105,581)    (5,551,262)
                                                                           ------------   ------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
     Deposits                                                                 9,355,451      8,300,160      6,783,741
     Withdrawals                                                             (6,598,525)    (6,180,543)    (5,377,602)
   Net transfers to separate accounts                                        (3,564,891)    (2,394,722)    (1,523,759)
   Proceeds from notes                                                               --         26,264         23,485
   Payments on notes                                                             (3,747)       (44,784)      (220,220)
   Payment of cash dividends to Parent                                         (410,800)      (120,000)       (85,200)
   Capital contribution                                                          86,670             --         20,000
   Net cash provided by (used in) financing activities of
     discontinued operations                                                         --       (426,055)       124,615
                                                                           ------------   ------------   ------------
   NET CASH USED IN FINANCING ACTIVITIES                                     (1,135,842)      (839,680)      (254,940)
                                                                           ------------   ------------   ------------
   NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  (690,731)       164,867     (3,865,841)
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            1,420,426      1,255,559      5,121,400
                                                                           ------------   ------------   ------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                            729,695      1,420,426      1,255,559
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS                    --             --        (24,877)
                                                                           ------------   ------------   ------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                         $    729,695   $  1,420,426   $  1,230,682
                                                                           ============   ============   ============

                            See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS

      Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

      The consolidated financial statements include the accounts of the following:

          o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with JNL;

          o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc., Jackson National Asset Management, LLC and Curian Capital, LLC;

          o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

          o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II;

          o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany;

          o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary;

          o The discontinued operations of Jackson Federal Bank ("Jackson Federal") through October 28, 2004. See note 4 for additional information.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION
      The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

      The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

      CHANGES IN ACCOUNTING PRINCIPLES

      In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no impact on JNL's results of operations or financial position.

      Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

      Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

      Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 had no impact on JNL's results of operations or financial position.

      The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

      Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL had an investment of $47.5 million and $31.7 million as of December 31, 2005 and 2004, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

      COMPREHENSIVE INCOME
      Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

      INVESTMENTS
      Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

      Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $542.4 million and $544.9 million as of December 31, 2005 and 2004, respectively.

      All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

      Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

      During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. During 2005 and 2004, $5.4 million and $8.4 million of investment income recognized relates to trading securities held at December 31, 2005 and 2004, respectively.

      Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

      Policy loans are carried at the unpaid principal balances.

      Real estate is carried at the lower of depreciated cost or fair value.

      Limited partnership investments are accounted for using the equity method.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

      DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
      Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $379.2 million and $387.5 million, respectively, at December 31, 2005 and $394.0 million and $403.8 million, respectively, at December 31, 2004.

      DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

      The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

      Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

      Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

      Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

      Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

      Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

      DEFERRED ACQUISITION COSTS
      Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $188.3 million and $676.8 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      DEFERRED SALES INDUCEMENTS
      Bonus interest on deferred fixed annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $30.4 million and $93.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      VALUE OF ACQUIRED INSURANCE
      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

      FEDERAL INCOME TAXES
      The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      JNL files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
      2005). Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

      POLICY RESERVES AND LIABILITIES
      RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
      For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

      DEPOSITS ON INVESTMENT CONTRACTS:
      For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
      JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Carrying values totaled $2.2 billion and $2.9 billion at December 31, 2005 and 2004, respectively.

      JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The carrying values at December 31, 2005 and 2004 totaled $3.4 billion and $3.0 billion, respectively.

      Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

      Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

      FEDERAL HOME LOAN BANK ADVANCES
      During 2005, JNL became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI"). In connection with this membership, JNL purchased $30.2 million in FHLBI capital stock. Membership allows JNL access to advances from FHLBI which are collateralized by mortgage related assets in JNL's investment portfolio. These advances are in the form of funding agreements issued to FHLBI. JNL is authorized to draw a maximum of $603.1 million in advances under this program.

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            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      SEPARATE ACCOUNT ASSETS AND LIABILITIES
      The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $14,613.2 million and $10,267.1 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

      The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $107.4 million and $85.8 million at December 31, 2005 and 2004, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

      REVENUE AND EXPENSE RECOGNITION
      Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

      Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

      Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

      In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.    ACQUISITIONS

      On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $3.6 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to JNL. The acquisition expands JNL's life insurance base while taking advantage of JNL's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into JNL.

      The preliminary purchase price is subject to post-closing adjustments and has been allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. JNL is in negotiations with ING over certain post-closing purchase price adjustments. During the first quarter of 2006, any unresolved differences will be submitted to an arbitrator for resolution.

      JNL has recorded in Other assets the value of business acquired totaling $1.1 million. This amount is subject to adjustment based on the final determination of purchase price by the arbitrator.

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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
3.    ACQUISITIONS (CONTINUED)

      The following table summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands):

                                                        MAY 31, 2005
                                                        ------------
Cash and short-term investments                         $     86,670
Fixed maturities                                           1,612,767
Other invested assets                                         78,129
Accrued investment income                                     21,516
Deferred income taxes                                          7,868
Other assets                                                  13,679
                                                        ------------
Total assets acquired                                   $  1,820,629
                                                        ============
Reserves for future policy benefits and claims payable  $    881,083
Deposits on investment contracts                             654,361
Other liabilities                                             20,820
                                                        ------------
Total liabilities assumed                               $  1,556,264
                                                        ============
Net assets acquired                                     $    264,365
                                                        ============

      The following table summarizes JNL's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

                                           UNAUDITED PRO FORMA
                                          -----------------------
                                          YEARS ENDED DECEMBER 31,
                                             2005        2004
                                          ----------  ----------
Revenues                                  $4,013,031  $3,729,228
Total benefits and expenses               $2,976,945  $2,799,273
Pretax income from continuing operations  $1,035,164  $  880,914
Net income                                $  675,841  $  638,330

      The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by LOG prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.    DISCONTINUED OPERATIONS

      On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal
      Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson
      Federal for all periods presented are included in discontinued operations on the consolidated income statement.

                                       13


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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
4.    DISCONTINUED OPERATIONS (CONTINUED)

      The following table summarizes certain components of the results of the discontinued operations (in thousands):

                                                     PERIOD ENDED   YEAR ENDED
                                                      OCTOBER 28,  DECEMBER 31,
                                                         2004         2003
                                                     ------------  ------------
Revenues                                             $     79,813  $    108,200
Realized gains                                       $      1,700  $         69
Income from discontinued operations, net of tax of
   $11,064 in 2004 and $9,190 in 2003                $     20,658  $     23,729
Gain on disposal of discontinued operations, net of
   tax of $29,580                                    $     36,118  $         --

      Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million and $27.6 million in 2004 and 2003, respectively.

      Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million and $12.4 million in 2004 and 2003, respectively.

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

      The following summarizes the basis used by the Company in estimating fair values for financial instruments:

      CASH AND SHORT-TERM INVESTMENTS:
      Carrying value is considered to be a reasonable estimate of fair value.

      FIXED MATURITIES:
      Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

      EQUITIES AND TRADING SECURITIES:
      Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

      MORTGAGE LOANS:
      Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,134.1 million and $4,929.1 million at December 31, 2005 and 2004, respectively.

      POLICY LOANS:
      Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.


                                       14

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      DERIVATIVE INSTRUMENTS:
      Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.

      The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

      SEPARATE ACCOUNT ASSETS:
      Separate account assets are carried at the fair value of the underlying securities.

      ANNUITY RESERVES:
      Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $29.2 billion and $28.3 billion, respectively, at December 31, 2005 and $28.7 billion and $28.0 billion, respectively, at December 31, 2004.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
      Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion and $1.9 billion at December 31, 2005 and 2004, respectively.


      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
      Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $5.9 billion at December 31, 2005 and 2004, respectively.

      FEDERAL HOME LOAN BANK ADVANCES:
      Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $99.6 million at December 31, 2005.

      REVERSE REPURCHASE AGREEMENTS:
      Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      NOTES PAYABLE:
      Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $552.0 million and $565.4 million at December 31, 2005 and 2004, respectively.

      SEPARATE ACCOUNT LIABILITIES:
      Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $13.8 billion and $9.7 billion at December 31, 2005 and 2004, respectively.

6.    INVESTMENTS

      Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

      FIXED MATURITIES
      The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance
      Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $332.5 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class
      2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                  PERCENT OF TOTAL
                                                  FIXED MATURITIES
                         INVESTMENT RATING       DECEMBER 31, 2005
                   ----------------------------  -----------------
                   AAA                                        15.9%
                   AA                                          8.3
                   A                                          30.8
                   BBB                                        38.0
                                                 -----------------
                         Investment grade                     93.0
                                                 -----------------
                   BB                                          5.9
                   B and below                                 1.1
                                                 -----------------
                         Below investment grade                7.0
                                                 -----------------
                         Total fixed maturities              100.0%
                                                 =================

      The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.3 million, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively, and for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively.

                                       16

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
      (in thousands):

                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005               COST        GAINS       LOSSES        VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $    39,561  $        22  $       756  $    38,827
Foreign governments              32,331          281          770       31,842
Public utilities              2,937,225      103,964       16,353    3,024,836
Corporate securities         27,984,571      867,709      308,982   28,543,298
Mortgage-backed securities    8,640,123       95,291      125,010    8,610,404
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $39,633,811  $ 1,067,267  $   451,871  $40,249,207
                            ===========  ===========  ===========  ===========
Equities                    $   313,498  $    14,736  $     1,756  $   326,478
                            ===========  ===========  ===========  ===========


                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2004              COST         GAINS        LOSSES       VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $     4,139  $       133  $         2  $     4,270
Foreign governments               3,622          326           64        3,884
Public utilities              2,691,498      192,109        1,890    2,881,717
Corporate securities         26,242,571    1,666,694       87,874   27,821,391
Mortgage-backed securities    8,335,372      201,691       61,162    8,475,901
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $37,277,202  $ 2,060,953  $   150,992  $39,187,163
                            ===========  ===========  ===========  ===========
Equities                    $   138,291  $    17,150  $     5,052  $   150,389
                            ===========  ===========  ===========  ===========

      At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $5.9 billion and $5.6 billion, respectively, had estimated fair values of $6.0 billion and $5.8 billion, respectively.

      The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                      AMORTIZED
                                        COST       FAIR VALUE
                                     -----------  -----------
Due in 1 year or less                $   949,103  $   962,984
Due after 1 year through 5 years       6,558,672    6,718,264
Due after 5 years through 10 years    18,453,254   18,764,438
Due after 10 years through 20 years    3,141,893    3,222,547
Due after 20 years                     1,890,766    1,970,570
Mortgage-backed securities             8,640,123    8,610,404
                                     -----------  -----------
   Total                             $39,633,811  $40,249,207
                                     ===========  ===========

      Fixed maturities with a carrying value of $13.5 million and $4.0 million at December 31, 2005 and 2004, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.


                                       17

                          JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                             DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                  GROSS                     GROSS                     GROSS
                                UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2005                 LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $       756  $    35,717  $        --  $        --  $       756  $    35,717
Foreign governments                     671       28,285           99        2,039          770       30,324
Public utilities                     15,125    1,055,007        1,228       42,302       16,353    1,097,309
Corporate securities                250,414   12,914,442       58,568      927,820      308,982   13,842,262
Mortgage-backed securities           44,837    3,303,743       80,173    2,190,168      125,010    5,493,911
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities      311,803   17,337,194      140,068    3,162,329      451,871   20,499,523
Equities                              1,756       24,198           --           --        1,756       24,198
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $   313,559  $17,361,392  $   140,068  $ 3,162,329  $   453,627  $20,523,721
                                ===========  ===========  ===========  ===========  ===========  ===========


                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                   GROSS                     GROSS                     GROSS
                                 UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2004                 LOSSES     FAIR VALUE      LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $         2  $     1,065  $        --  $        --  $         2  $     1,065
Foreign governments                      64        2,125           --           --           64        2,125
Public utilities                      1,551      263,095          339       33,842        1,890      296,937
Corporate securities                 50,851    4,161,109       37,023      676,300       87,874    4,837,409
Mortgage-backed securities           12,911    1,137,422       48,251    1,883,928       61,162    3,021,350
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities       65,379       85,613    2,594,070      150,992    8,158,886    5,564,816

Equities                              1,776        6,343        3,276       26,353        5,052       32,696
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $    67,155  $ 5,571,159  $    88,889  $ 2,620,423  $   156,044  $ 8,191,582
                                ===========  ===========  ===========  ===========  ===========  ===========

      To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

      Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

      Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005,
      81.5% were investment grade, 6.9% were below investment grade and 11.6% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately
      25.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

      Corporate fixed maturities in an unrealized loss position were diversified across industries. As of
      December 31, 2005, the industries representing the larger unrealized losses included manufacturing
      (9.2% of fixed maturities gross unrealized losses) and energy (8.4%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.


                                                      18

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

      Less than one year             $    337
      One to five years                39,585
      Five to ten years               215,878
      More than ten years              71,061
      Mortgage-backed securities      125,010
                                     --------
      Total gross unrealized losses  $451,871
                                     ========

      MORTGAGE LOANS
      Commercial mortgage loans are net of allowance for loan losses of $17.6 million and $21.0 million at December 31, 2005 and 2004, respectively. At
      December 31, 2005, mortgage loans were collateralized by properties located in 41 states and Canada.

      SECURITIZATIONS
      In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting
      Standards No. 140, "Accounting for Transfers and Servicing of Financial
      Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special
      Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totaled $795.9 million and $918.0 million at December 31, 2005 and 2004, respectively, and was included in fixed maturities.

      OTHER INVESTED ASSETS
      Other invested assets primarily include investments in 1) limited partnerships that total $710.3 million and $767.5 million at December 31, 2005 and 2004, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $142.4 million and $143.2 million at December 31, 2005 and 2004, respectively, includes foreclosed properties with a book value of $19.6 million and $21.2 million at December 31, 2005 and 2004, respectively. Limited partnership income recognized by the Company was $162.5 million, $105.2 million and $14.5 million in 2005, 2004 and 2003, respectively.

      Certain limited partnerships controlled by the Company hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time and preclude the partnerships from selling these securities during the restricted period.
      This discount of 15% for the single issue at December 31, 2005 totaled
      $1.5 million. At December 31, 2004, these discounts ranged from 5% to 15% and totaled $9.2 million.

      The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.
      With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.


                                       19
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows
      (in thousands):

                                        DECEMBER 31, 2005
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                        NOTIONAL      FAIR        NOTIONAL      FAIR          FAIR
                         AMOUNT       VALUE        AMOUNT       VALUE         VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $   947,735  $   189,383  $   672,653  $   (45,278)  $   144,105
Equity index call
   options              1,365,850      108,085       22,718       (3,566)      104,519
Equity index put
   options              2,450,000       45,758           --           --        45,758
Put-swaptions          16,000,000       11,634   25,000,000       (1,746)        9,888
Futures                   313,700        6,825           --           --         6,825
Total return swaps      1,050,000       66,248      206,272      (32,297)       33,951
Interest rate swaps     4,063,566      107,330    6,092,000     (224,103)     (116,773)
                      -----------  -----------  -----------  -----------   -----------
   Total              $26,190,851  $   535,263  $31,993,643  $  (306,990)  $   228,273
                      ===========  ===========  ===========  ===========   ===========

                                       DECEMBER 31, 2004
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                       NOTIONAL       FAIR       NOTIONAL      FAIR           FAIR
                        AMOUNT        VALUE       AMOUNT       VALUE          VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $ 1,754,088  $   406,637  $    79,737  $    (4,778)  $   401,859
Equity index call
   options              1,819,150      121,363       22,718       (3,615)      117,748
Put-swaptions          15,000,000       10,104   25,000,000       (2,198)        7,906
Futures                    65,675           --           --           --            --
Forwards                  700,000          579           --           --           579
Total return swaps      1,053,035       27,028      215,438      (48,226)      (21,198)
Interest rate swaps     4,313,566      151,982    6,213,000     (442,416)     (290,434)
                      -----------  -----------  -----------  -----------   -----------
   Total              $24,705,514  $   717,693  $31,530,893  $  (501,233)  $   216,460
                      ===========  ===========  ===========  ===========   ===========

      SECURITIES LENDING
      The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $436.8 million and $839.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
      Cash collateral received, in the amount of $428.0 million and $856.2 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $29.4 million at December 31, 2005. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.


                                       20

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

      The sources of net investment income by major category were as follows (in thousands):


                                    YEARS ENDED DECEMBER 31,
                               2005          2004          2003
                            -----------   -----------   -----------
Fixed maturities            $ 2,340,984   $ 2,270,233   $ 2,325,763
Other investment income         626,967       492,210       370,604
                            -----------   -----------   -----------
   Total investment income    2,967,951     2,762,443     2,696,367
Less investment expenses        (88,511)      (72,498)      (72,852)
                            -----------   -----------   -----------
   Net investment income    $ 2,879,440   $ 2,689,945   $ 2,623,515
                            ===========   ===========   ===========

      Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                             2005       2004        2003
                                          ---------   ---------   ---------
Interest rate swaps                       $ 160,250   $  16,618   $ (47,088)
Forwards                                      6,891       4,024          --
Put-swaptions                                (3,093)      8,390       3,511
Futures                                       4,086         708       4,185
Equity index call options                     4,548      48,870      26,033
Equity index put options                    (19,757)         --          --
Total return swaps                               --      21,701       3,554
Fixed index annuity embedded derivatives    (20,247)    (30,024)    (92,152)
Variable annuity embedded derivatives        37,149      20,527     (25,992)
                                          ---------   ---------   ---------
   Risk management activity               $ 169,827   $  90,814   $(127,949)
                                          =========   =========   =========

      Net realized gains (losses) on investments were as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                   2005        2004        2003
                                 ---------   ---------   ---------
Sales of fixed maturities
   Gross gains                   $  85,648   $ 263,685   $ 261,481
   Gross losses                    (53,395)    (67,352)   (139,108)
Sales of equities
   Gross gains                      25,243      33,037      19,767
   Gross losses                        (93)       (685)     (1,018)
Sales of real estate
   Gross gains                          19          --          --
Transfers to trading securities         --      (9,300)         --
Impairment losses                  (44,438)    (80,729)   (202,088)
                                 ---------   ---------   ---------
   Total                         $  12,984   $ 138,656   $ (60,966)
                                 =========   =========   =========

      Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $12.0 million, $92.8 million and $(74.9) million in 2005, 2004 and 2003, respectively.

      The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

                                       21
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


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES
      (CONTINUED)

      Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

      In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

      To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

      The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial
      Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

      There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time.
      Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

      The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

8.    VALUE OF ACQUIRED INSURANCE

      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.


                                       22

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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
8.    VALUE OF ACQUIRED INSURANCE (CONTINUED)

      The amortization of acquired insurance was as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                                   2005       2004       2003
                                                 --------   --------   --------
Value of acquired insurance:
   Balance, beginning of year                    $ 45,768   $ 66,650   $ 86,297
   Interest, at rates varying from 6.5% to 9.5%     3,258      5,277      7,174
   Amortization                                   (25,448)   (26,159)   (26,821)
                                                 --------   --------   --------
   Balance, end of year                          $ 23,578   $ 45,768   $ 66,650
                                                 ========   ========   ========

      The estimated remaining future amortization expense of acquired insurance in force, net of interest, of $23.6 million will be expensed in 2006.

9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period
      (guaranteed minimum withdrawal benefit ("GMWB")).

      The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.


                                       23
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
                                    JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                       DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      At December 31, 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                      Average
                                                                                                                      Period
                                                                                                     Weighted          until
(dollars in millions)                                 Minimum        Account        Net Amount       Average         Expected
                                                      Return          Value           at Risk      Attained Age    Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return
     GMDB                                            0% - 5%      $       11,471  $        1,411    63.4 years
     GMIB                                            0% - 6%      $        2,000  $           21                    8.1 years
     GMWB                                                         $        4,380  $            1
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB                          $        1,886  $           47    61.2 years
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $        1,243  $            5    63.7 years

      At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                     Average
                                                                                                                     Period
                                                                                                    Weighted          until
(dollars in millions)                                Minimum         Account        Net Amount       Average        Expected
                                                      Return          Value          at Risk       Attained Age   Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return"
     GMDB                                            0% - 5%      $        8,304  $        1,457    63.4 years
     GMIB                                            0% - 6%      $        1,443  $           10                    8.5 years
     GMWB                                                         $        1,914  $           <1
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minum
     withdrawals post-anniversary - GMDB                          $        1,088  $           46    60.3 years
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $          869  $            3    63.5 years

      Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                      DECEMBER 31,
                 ----------------------
Fund type:          2005        2004
                 ----------  ----------
  Equity         $   12,388  $    8,659
  Bond                1,156         892
  Balanced              903         615
  Money market          160         100
                 ----------  ----------
    Total        $   14,607  $   10,266
                 ==========  ===========

                                                           24
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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                             2005      2004
                                            -------   -------
Balance at January 1                        $  42.0   $  50.1
Incurred guarantee benefits                    21.2      19.1
Paid guarantee benefits                       (26.2)    (27.2)
                                            -------   -------
Balance at December 31                      $  37.0   $  42.0
                                            =======   =======
Balance at December 31, net of reinsurance  $   0.8   $   0.9
                                            =======   =======

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005 and 2004:

          1) Use of a series of deterministic investment performance scenarios.
          2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
          3)   Mortality equal to 80% of the Annuity 2000 table at December 31,
               2005 and 90% of the Annuity 2000 table at December 31, 2004.
          4) Lapse rates varying by contract type and duration and ranging from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter.
          5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. Since October 2004, JNL has issued certain GMWB products that guarantee payments over a lifetime and are considered primarily as mortality risk. Reserves for these benefits are calculated as required by SOP 03-1. At December 31, 2005 and 2004, these SOP 03-1 reserves are not material.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.
     The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability. JNL's projected excess GMIB benefits are minimal at December 31, 2005.

     Other Liabilities -- Insurance and Annuitization Benefits
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1 in 2004, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

                                       25
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
                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                   DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                        DECEMBER 31, 2005                               DECEMBER 31, 2004
                        ----------------------------------------------- -----------------------------------------------
                                          Net Amount        Weighted                      Net Amount       Weighted
                          Liability        at Risk          Average       Liability        at Risk          Average
Benefit Type            (in millions)   (in millions)*   Attained Age   (in millions)   (in millions)*   Attained Age
----------------------  --------------  --------------  --------------- --------------  --------------  ---------------
UL insurance benefit    $           58  $        4,620      54.6 years  $           29  $        4,393      54.2 years
Two-tier annuitization  $            7  $           39      59.4 years  $            8  $           40      59.4 years
ISWL account balance
   adjustment           $           34             n/a             n/a  $           28             n/a             n/a

      * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

      The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic premium persistency scenarios.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

      The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

10.   NOTES PAYABLE

      The aggregate carrying values and fair values of notes payable at December 31, 2005 and 2004 were as follows
      (in thousands):

                                       DECEMBER 31,
                              2005                      2004
                     -----------------------   -----------------------
                      CARRYING                  CARRYING
                        VALUE     FAIR VALUE      VALUE     FAIR VALUE
                     ----------   ----------   ----------   ----------
Surplus notes        $  249,251   $  314,350   $  249,237   $  310,790
Tuscany notes           224,712      224,712      228,389      228,389
Mortgage loans            4,226        4,226       17,515       17,515
VIE equity classes        8,750        8,750        8,750        8,750
                     ----------   ----------   ----------   ----------
   Total             $  486,939   $  552,038   $  503,891   $  565,444
                     ==========   ==========   ==========   ==========

      SURPLUS NOTES
      On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.


                                                        26
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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
10.   NOTES PAYABLE (CONTINUED)

      Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.
      The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

      Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2005, 2004 and 2003.

      TUSCANY NOTES
      On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due
      February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December
      31, 2005 and 2004, the weighted average rate on the Tuscany Notes was 4.48% and 2.38%, respectively. Interest paid totaled $6.8 million, $3.7 million and $3.5 million in 2005, 2004 and 2003, respectively.

      MORTGAGE LOANS
      Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 8.55% and 7.57% at December 31, 2005 and 2004, respectively, with maturities through June 2006. Interest paid totaled
      $273 thousand and $160 thousand in 2005 and 2004, respectively.

      VIE EQUITY CLASSES
      Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013.
      Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid on the notes in 2005 and 2004 totaled $664 thousand and $456 thousand, respectively.

11.   REVERSE REPURCHASE AGREEMENTS

      During 2005 and 2004, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $17.4 million and $10.5 million during 2005 and 2004, respectively, at weighted average interest rates of 2.25% and 1.80%, respectively. The outstanding balance at December 31, 2005 totaled $300.0 million and is included in other liabilities. There was no outstanding balance under such borrowings at December 31, 2004. Interest paid totaled
      $0.4 million, $0.2 million and $10.1 million in 2005, 2004 and 2003, respectively. The highest level of short-term borrowings at any month end was $300.0 million in 2005 and $460.0 million in 2004.

12.   REINSURANCE

      The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

                                       27
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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
12.   REINSURANCE (CONTINUED)

      In conjunction with the purchase of Life of Georgia, JNL acquired certain lines of business that have been wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

      With the approval of the Michigan Commissioner of Insurance, JNL cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic
      Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

      The effect of reinsurance on premiums was as follows (in thousands):

                                  YEARS ENDED DECEMBER 31,
                               2005        2004         2003
                            ---------    ---------    ---------
Direct premiums:
   Life                     $ 347,831    $ 314,168    $ 327,425
   Accident and health         14,855           --           --
Plus reinsurance assumed:
   Life                        12,629            6            7
   Accident and health          1,232           --           --
Less reinsurance ceded:
   Life                      (134,258)    (126,778)    (126,829)
   Accident and health        (16,087)          --           --
   Annuity                    (27,141)     (25,054)     (27,192)
                            ---------    ---------    ---------
     Total net premiums     $ 199,061    $ 162,342    $ 173,411
                            =========    =========    =========

      Premiums ceded to PARC totaled $19.4 million, $20.2 million and $25.0 million during 2005, 2004 and 2003, respectively.

      Components of the reinsurance recoverable asset were as follows (in thousands):

                             DECEMBER 31,
                           2005       2004
                         --------   --------
Ceded reserves:
   Life                  $681,765   $566,007
   Accident and health     39,047         --
   Annuity                171,310     41,113
Ceded claims liability     41,254     22,728
Ceded-other                10,362     10,909
                         --------   --------
   Total                 $943,738   $640,757
                         ========   ========

      Reserves reinsured through Brooke Life were $59.4 million and $61.2 million at December 31, 2005 and 2004, respectively. Reserves reinsured through PARC were $36.3 million and $41.1 million at December 31, 2005 and 2004, respectively.


                                       28
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


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES

      The components of the provision for federal income taxes were as follows
      (in thousands):

                                 YEARS ENDED DECEMBER 31,
                               2005       2004       2003
                             --------   --------   --------
Current tax expense          $174,180   $ 87,196   $107,313
Deferred tax expense          141,115    216,880     57,681
                             --------   --------   --------

Federal income tax expense   $315,295   $304,076   $164,994
                             ========   ========   ========

      Federal income tax expense reported for discontinued operations totaled
      $40.6 million and $9.2 million in 2004 and 2003, respectively.

      The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2005, 2004 and 2003 as follows (in thousands):

                                            YEARS ENDED DECEMBER 31,
                                       2005          2004          2003
                                     ---------     ---------     --------
Income taxes at statutory rate       $ 318,279     $ 304,123     $164,970
Other                                   (2,984)          (47)          24
                                     ---------     ---------     --------
Provision for federal income taxes   $ 315,295     $ 304,076     $164,994
                                     =========     =========     ========

Effective tax rate                        34.7%         35.0%        35.0%
                                     =========     =========     ========

      Federal income taxes paid were $165.1 million, $105.5 million and $171.1 million in 2005, 2004 and 2003, respectively.

      The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                       DECEMBER 31,
                                                                  2005           2004
                                                               -----------    -----------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
   Policy reserves and other insurance items                   $   745,761    $   686,029
   Investments                                                     163,076        314,679
   Deferred compensation                                            47,550         46,016
   Other, net                                                       48,715         54,601
                                                               -----------    -----------
Total gross deferred tax asset                                   1,005,102      1,101,325
                                                               -----------    -----------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
   Deferred acquisition costs and sales inducements               (786,538)      (568,631)
   Value of the insurance in-force                                  (8,252)       (16,019)
   Other assets                                                    (24,469)       (11,323)
   Net unrealized gains on available for sale securities          (218,250)      (670,846)
   Other, net                                                       (8,176)        (1,444)
                                                               -----------    -----------
Total gross deferred tax liability                              (1,045,685)    (1,268,263)
                                                               -----------    -----------

Net deferred tax liability                                     $   (40,583)   $  (166,938)
                                                               ===========    ===========


                                       29
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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES (CONTINUED)

      Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

      At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

14.   COMMITMENTS AND CONTINGENCIES

      The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.
      The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2005 and 2004, JNL had recorded accruals totaling $16.5 million and $20.8 million, respectively. Additionally, in conjunction with the purchase of Life of Georgia, JNL assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

      State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2005 and 2004, the Company's reserve for future state guaranty fund assessments was $19.3 million and $18.9 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

      The Company had unfunded commitments related to its investments in limited partnerships totaling $389.1 million and $300.8 million at December 31, 2005 and 2004, respectively.

      The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2005, JNL recorded a liability of $2.0 million for future lease payments. Lease expense was $28.5 million, $27.9 million and $30.1 million in 2005, 2004 and 2003, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):


      2006         $ 6,284
      2007           6,301
      2008           6,031
      2009           3,272
      2010             657
      Thereafter     1,098
                   -------
         Total     $23,643
                   =======

      JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $4.1 million. Lease income for the subleased property totaled $0.7 million, $0.7 million and $0.2 million in 2005, 2004 and 2003, respectively.

                                       30

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
15.   STOCKHOLDER'S EQUITY

      Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2006, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $565 million.

      The Company received capital contributions from its parent of $292.3 million in 2005 and $28.7 million in 2004. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $31.6 million and $28.7 million in 2005 and 2004, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $410.8 million, $120.0 million and $85.2 million in 2005, 2004 and 2003, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

      Statutory capital and surplus of the Company was $3.4 billion and $3.1 billion at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $565.1 million, $624.5 million and $148.3 million in 2005, 2004 and 2003, respectively. Statutory net income includes pre acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with Statutory guidelines.

      The Michigan Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003, with respect to accounting for derivatives. This permitted practice, which expired March 31, 2005, resulted in lower statutory surplus of approximately $66.3 million at December 31, 2004.

16.   OTHER RELATED PARTY TRANSACTIONS

      The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.6 million, $33.2 million and $32.7 million to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

      In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand during 2005 and 2004, respectively.

      Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at both December 31, 2005 and 2004. Interest accrued on this debt, including contingent interest, of $15.2 million and $8.2 million is included in other liabilities at December 31, 2005 and 2004, respectively. Outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid to PPMH and PPMA totaled $266 thousand and $182 thousand in 2005 and 2004, respectively.

      In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $5.0 million, $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2005, 2004 and 2003, respectively.

      In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $20.0 million and $15.0 million, respectively. Interest and commitment fees totaled $306 thousand, $124 thousand and $100 thousand during 2005, 2004 and 2003, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
16.   OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $14.2 million and $12.0 million, respectively. Interest and commitment fees totaled $52 thousand, $24 thousand and $6 thousand in 2005, 2004 and 2003, respectively.

17.   BENEFIT PLANS

      The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.2 million, $7.8 million and $7.4 million in 2005, 2004 and 2003, respectively.

      The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2005 and 2004, the liability for such plans totaled $135.9 million and $132.8 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $18.6 million, $20.7 million and $1.5 million in 2005, 2004 and 2003, respectively.

PART C. OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

                (a)  Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                           Not Applicable

                     (2) Financial statements and schedules included in Part B:

                           Jackson National Separate Account - I:

                           Report of Independent Registered Public Accounting
                             Firm
                           Statements of Assets and Liabilities as of
                             December 31, 2005
                           Statements of Operations for the
                             period ended December 31, 2005
                           Statements of Cash Flows for the period ended
                             December 31, 2005
                           Statements of Changes in Net Assets for the periods
                             ended December 31, 2005, 2004 and 2003
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:

                           Report of Independent Registered Public Accounting
                             Firm
                           Consolidated Balance Sheets as of December 31,
                             2005 and 2004
                           Consolidated Income Statements for the
                             years ended December 31, 2005, 2004, and 2003
                           Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2005, 2004, and 2003
                           Consolidated Statements of Cash flows for the years
                               ended December 31, 2005, 2004, and 2003
                           Notes to Consolidated Financial Statements

Item 24.(b)       Exhibits

Exhibit No.       Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 33-82080 and 811-08664).

2.        Not Applicable

3.a. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Specimen of the Perspective Advisors II(SM) Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

h. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

i. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

o. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

p. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

q. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

s. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

t. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

u. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

w. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

z. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective Advisors IISM Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b. Form of the Perspective Advisors IISM Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118368 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.        Not applicable.

8.        Not Applicable

9.        Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.       Not Applicable

12.       Not Applicable

Item 25.        Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Gerald W. Decius                                       Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

James Golembiewski                                     Vice President & Chief Compliance Officer - Separate
1 Corporate Way                                        Accounts
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer,
1 Corporate Way                                        Treasurer & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                          Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.         Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                         State of Organization        Control/Ownership            Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related Company
                                                             Insurance Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                             Insurance Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brook GP                        Delaware                     100% Brook (Holdco 2) Inc.   Holding Company Activities

Brooke LLC                      Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Brook (Holdco 1) Inc.           Delaware                     100% Prudential (US          Holding Company Activities
                                                             Holdco3) BV

Brook (Holdco 2) Inc.           Delaware                     100% Brook (Holdco 1) Inc.   Holding Company Activities

Brooke Holdings, LLC            Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                             Insurance Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Insurance Company

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National Life   Investment Company
                                                             Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National Life   Life Insurance
(Bermuda) Ltd.                                               Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company                                            Insurance Company of New
                                                             York

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National Life   Insurance Agency
                                                             Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Life of Georgia Agency, Inc.    Georgia                      100% Brooke Holdings, Inc.   Insurance Agency

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Nicole Finance Inc.             Delaware                     100% Brooke GP               Holding Company Activities

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related Company
                                                             Insurance Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential Corporation          United Kingdom               100% Prudential Holdings     Holding Company Activities
Holdings, Limited                                            Limited

Prudential Holdings Limited     Scotland                     100% Prudential plc          Holding Company Activities

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                             Two Limited, 10%
                                                             Prudential Three Limited

Prudential (US Holdco 1) BV     Netherlands                  100% PUS Holdco 1 Limited    Holding Company Activities

Prudential (US Holdco 2) BV     Netherlands                  100% Prudential (US Holdco   Holding Company Activities
                                                             1) BV

Prudential (US Holdco 3) BV     Netherlands                  100% Prudential (US Holdco   Holding Company Activities
                                                             2) BV

PUS Holdco 1 Limited            United Kingdom               100% Brooke LLC              Holding Company Activities

PUS Holdco 2 Limited            Gibraltar                    100% Holborn Delaware LLC    Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.

Item 27.         Number of Contract Owners as of March 23, 2006

           Qualified - 804
           Non-Qualified - 1,071

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors,
                  Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         8055 East Tufts Ave., Second Floor
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL 60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Lansing, and State of Michigan, on this 27th day of April, 2006.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
      -------------------
      Thomas J. Meyer
      Senior Vice President, Secretary,
      and General Counsel

Jackson National Life Insurance Company
(Depositor)

By:   /s/ Thomas J. Meyer
      -------------------
      Thomas J. Meyer
      Senior Vice President, Secretary,
      and General Counsel

      As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                      April 27, 2006
-------------------                                       --------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

/s/ Thomas J. Meyer*                                      April 27, 2006
-------------------                                       --------------
Michael A. Wells, Director

/s/ Thomas J. Meyer*                                      April 27, 2006
-------------------                                       --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer*                                      April 27, 2006
-------------------                                       --------------
Robert A. Fritts, Vice President
and Comptroller - Financial Operations

/s/ Thomas J. Meyer*                                      April 27, 2006
-------------------                                       --------------
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, and Susan S. Rhee, (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (33-82080, 333-70472, 333-73850, 333-118368, 333-132128 and 333-119656), JNL Separate Account III
(333-41153), JNL Separate Account IV (333-36506, 333-108433 and 333-118131), and
JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 27th day of March, 2006.


/s/ Clark P. Manning, Jr.
-------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


/s/ Michael A. Wells
-------------------------
Michael A. Wells, Chief Operating Officer
and Director


/s/ Andrew B. Hopping
-------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer, Treasurer and Director


/s/ Robert A. Fritts
-------------------------
Robert A. Fritts, Senior Vice President and
Controller


/s/ James R. Sopha
-------------------------
James R. Sopha, Executive Vice President
and Director


                                  EXHIBIT LIST

Exhibit No.
             Description

9.       Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.